UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of May 31, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 34.6%
	U.S. Treasury Floating Rate Note — 22.5%
450,000	VAR, 0.992%, 06/01/17	449,903
1,111,469	VAR, 0.999%, 06/07/17	1,111,461
650,000	VAR, 1.062%, 06/01/17	650,932
875,000	VAR, 1.090%, 06/01/17	875,023
802,250	VAR, 1.092%, 06/01/17	803,216
293,815	VAR, 1.096%, 06/01/17	294,221
1,412,000	VAR, 1.112%, 06/01/17	1,413,409
784,000	VAR, 1.194%, 06/01/17	784,939

		6,383,104

	U.S. Treasury Note — 12.1%
130,000	0.625%, 06/30/17	129,986
676,000	0.750%, 10/31/17	675,672
1,650,000	0.875%, 06/15/17	1,650,114
150,000	0.875%, 07/15/17	150,033
350,000	1.875%, 08/31/17	351,054
246,000	1.875%, 10/31/17	247,060
160,000	2.250%, 11/30/17	161,072
70,000	4.250%, 11/15/17	71,072

		3,436,063

	Total U.S. Treasury Obligations (Cost $9,819,167)	9,819,167

Short-Term Investments — 71.2%
	U.S. Treasury Obligations — 71.2%
	U.S. Treasury Bill — 71.2% (n)
3,200,000	0.232%, 06/29/17	3,198,013
500,000	0.606%, 07/27/17	499,530
300,000	0.608%, 07/20/17	299,752
1,702,005	0.663%, 06/01/17	1,702,005
3,600,000	0.711%, 06/15/17	3,599,005
2,743,000	0.730%, 06/08/17	2,742,611
5,000,000	0.732%, 06/22/17	4,997,866
2,000,000	0.784%, 07/06/17	1,998,476
1,200,000	0.955%, 10/26/17	1,195,341

	Total Short-Term Investments (Cost $20,232,599)	20,232,599

	Total Investments — 105.8% (Cost $30,051,766)*	30,051,766
	Liabilities in Excess of Other Assets — (5.8)%	(1,645,118)

	NET ASSETS — 100.0%	$28,406,648

Percentages indicated are based on net assets.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
(n)	—	The rate shown is the effective yield as of May 31, 2017.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2017, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$30,051,766	$—	$30,051,766

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2017.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 6.0%
	California — 6.0%
6,900	California Pollution Control Financing Authority, Pacific Gas & Electric Co., Series B, Rev., VRDO, AMT, LOC: Canadian Imperial Bank, 0.800%, 06/01/17	6,900
4,000	City of Irvine, Improvement Bond Act 1915, Assessment District No. 97-16, Limited Obligation, Rev., VRDO, LOC: State Street Bank & Trust, 0.760%, 06/01/17	4,000
1,000	City of Irvine, Improvement Bond Act 1915, Assessment District Number 03-19, Limited Obligation, Series B, VRDO, LOC: U.S. Bank NA, 0.760%, 06/01/17	1,000
1,000	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 87-8, Limited Obligation, VRDO, LOC: State Street Bank & Trust, 0.760%, 06/01/17	1,000
5,000	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 97-17, Limited Obligation, VRDO, LOC: State Street Bank & Trust, 0.760%, 06/01/17	5,000

	Total Daily Demand Notes (Cost $17,900)	17,900

Weekly Demand Notes — 82.3%
	California — 82.3%
3,830	Alameda County IDA, Plyproperties Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.830%, 06/07/17	3,830
200	Alameda Public Financing Authority, Multi-Family Housing, Eagle Village/Parrot Village Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.780%, 06/07/17	200
2,545	Antelope Valley-East Kern Water Agency, Series A-2, COP, VRDO, LOC: Wells Fargo Bank NA, 0.730%, 06/07/17	2,545
10,451	Bay Area Toll Authority, California Toll Bridge, Series 2015-XF2179, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.810%, 06/07/17 (e)	10,451
4,580	Beverly Hills Public Financing Authority, Series 2016-XF2281, Rev., VRDO, LIQ: Citibank NA, 0.810%, 06/07/17 (e)	4,580
2,000	California Educational Facilities Authority, Life Chiropractic College, Rev., VRDO, LOC: Bank of the West, 0.760%, 06/07/17	2,000
4,310	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West, Series C, Rev., VRDO, LOC: Bank of Montreal, 0.730%, 06/07/17	4,310
	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program,
600	Series H, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.760%, 06/07/17	600
8,100	Series I, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.760%, 06/07/17	8,100
1,500	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., VRDO, 0.750%, 06/07/17	1,500
3,200	California Health Facilities Financing Authority, Scripps Health, Series 2008 G, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.750%, 06/07/17	3,200
1,500	California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series B-1, Rev., VRDO, 0.740%, 06/07/17	1,500
2,794	California Housing Finance Agency, Series 2016-XF2308, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.010%, 06/07/17 (e)	2,793
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Gardens Apartments Project, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.790%, 06/07/17	4,620
3,435	California Infrastructure & Economic Development Bank, Industrial Development, MA Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America NA, 0.880%, 06/07/17	3,435
7,255	California Statewide Communities Development Authority, Series J, Rev., VRDO, 0.760%, 06/07/17	7,255
5,010	California Statewide Communities Development Authority, Kaiser Permanente, Series C-2, Rev., VRDO, 0.760%, 06/07/17	5,010
405	California Statewide Communities Development Authority, Multi-Family Housing, Avian Glen Apartments Project, Series OO, Rev., VRDO, LOC: Citibank NA, 1.250%, 06/07/17	405
470	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LOC: FHLMC, 0.770%, 06/07/17	470
1,000	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LOC: FNMA, 0.790%, 06/07/17	1,000

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
8,990	California Statewide Communities Development Authority, Rady Children’s Hospital, Series C, Rev., VRDO, LOC: Northern Trust Co., 0.730%, 06/07/17	8,990
600	City & County of San Francisco, Multi-Family Housing, Folsom-Dore Apartment Project, Series 2002 A, Rev., VRDO, LOC: Citibank NA, 0.830%, 06/07/17	600
15,000	City & County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments, Series H-2, Rev., VRDO, LOC: Bank of China, 0.850%, 06/07/17	15,000
1,000	City of Livermore, Series A, COP, VRDO, LOC: U.S. Bank NA, 0.740%, 06/07/17	1,000
3,025	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.780%, 06/07/17	3,025
	City of Palo Alto,
6,240	Series 2016-XF2252, GO, VRDO, LIQ: Citibank NA, 0.800%, 06/07/17 (e)	6,240
4,160	Series 2016-XF2266, GO, VRDO, LIQ: Citibank NA, 0.800%, 06/07/17 (e)	4,160
2,400	City of Riverside, Riverside Renaissance Projects, Series 2008, COP, VRDO, LOC: Bank of America NA, 0.760%, 06/07/17	2,400
2,000	City of San Jose, Multifamily Housing, Almaden Lake Village Apartment, Series A, Rev., VRDO, LOC: FNMA, 0.830%, 06/07/17	2,000
1,000	City of Whittier, Health Facilities, Presbyterian Intercommunity, Series A, Rev., VRDO, LOC: U.S. Bank NA, 0.730%, 06/07/17	1,000
635	County of Contra Costa, City of Richmond, Wastewater, Series A, Rev., VRDO, LOC: MUFG Union Bank NA, 0.820%, 06/07/17	635
210	County of Orange, Apartment Development, Villas La Paz, Series F, Rev., VRDO, FNMA, LOC: FNMA, 0.790%, 06/07/17	210
1,000	Irvine Ranch Water District, Nos. 105, 140, 240, 250, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.770%, 06/07/17	1,000
1,386	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Views at 270, Series A, Rev., VRDO, LOC: Citibank NA, 0.880%, 06/07/17	1,386
14,400	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LOC: FHLMC, 0.780%, 06/07/17	14,400
	Los Angeles Department of Water & Power, Power System,
500	Series B, Subseries B-2, Rev., VRDO, 0.720%, 06/07/17	500
500	Series B, Subseries B-5, Rev., VRDO, 0.730%, 06/07/17	500
255	Los Angeles Department of Water & Power, Waterworks, Series B, Subseries B-3, Rev., VRDO, 0.720%, 06/07/17	255
105	Metropolitan Water District of Southern California, Series A-2, Rev., VRDO, 0.720%, 06/07/17	105
5,240	Orange County Water District, Series 2016-ZM0155, COP, VRDO, LIQ: Morgan Stanley Bank, 0.810%, 06/07/17 (e)	5,240
1,675	Riverside County Transportation Commission, Series 2016-XF2297, Rev., VRDO, LIQ: Citibank NA, 0.800%, 06/07/17 (e)	1,675
195	Sacramento County Housing Authority, Multi-Family Housing, Series D, Rev., VRDO, FNMA, LOC: FNMA, 0.800%, 06/07/17	195
400	Sacramento County Housing Authority, Multi-Family Housing, Sierra Sunrise Senior Apartments, Series D, Rev., VRDO, LOC: Citibank NA, 0.830%, 06/07/17	400
10,000	Sacramento County of California, Multi-Family Housing, Series B, Rev., VRDO, FNMA, LOC: FNMA, 0.800%, 06/07/17	10,000
10,000	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, 0.800%, 06/07/17 (e)	10,000
190	Sacramento County Sanitation Districts Financing Authority, Sub-Lien, Sacramento Regional County Sanitation District, Series C, Rev., VRDO, LOC: Bank of America NA, 0.730%, 06/07/17	190
3,400	San Diego Housing Authority, Multi-Family Housing, Studio 15, Series B, Rev., VRDO, LOC: Citibank NA, 0.830%, 06/07/17	3,400
7,020	San Francisco City & County Airports Commission, San Francisco International Airport, Second, Series 36B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.750%, 06/07/17	7,020

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
200	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Mercy Terrace Project, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.800%, 06/07/17	200
7,760	San Marcos Unified School District, Series 2016-ZF2390, GO, VRDO, LIQ: Citibank NA, 0.800%, 06/07/17 (e)	7,760
2,700	Santa Clara Valley Transportation Authority, Sales Tax, Series C, Rev., VRDO, 0.750%, 06/07/17	2,700
500	State of California, Kindergarten, Series B5, GO, VRDO, LOC: U.S. Bank NA, 0.720%, 06/07/17	500
5,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.800%, 06/07/17	5,000
	Tender Option Bond Trust Receipts/CTFS,
2,675	Series 2016-XF0524, Rev., VRDO, LIQ: Toronto-Dominion Bank, 0.820%, 06/07/17 (e)	2,675
7,500	Series 2016-XF2322, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.810%, 06/07/17 (e)	7,500
15,000	Series 2016-XG0043, GO, LIQ: TD Bank NA, 0.820%, 06/07/17	15,000
5,000	Series 2016-XL0015, Rev., VRDO, LIQ: Barclays Bank plc, 0.800%, 06/07/17 (e)	5,000
6,000	Series 2016-XM0301, Rev., VRDO, LIQ: Royal Bank of Canada, 0.800%, 06/07/17 (e)	6,000
2,020	Series 2016-ZF0348, Rev., VRDO, LIQ: Bank of America NA, 0.830%, 06/07/17 (e)	2,020
10,305	Series 2017-XG0117, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.800%, 06/07/17 (e)	10,305
3,000	Series 2017-XG0121, Rev., VRDO, LIQ: Bank of America NA, 0.810%, 06/07/17 (e)	3,000
2,000	Series 2017-XG0124, Rev., VRDO, LIQ: Bank of America NA, 0.810%, 06/07/17 (e)	2,000
5,355	Upland Housing Authority, Multi-Family Housing, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.780%, 06/07/17	5,355

	Total Weekly Demand Notes (Cost $244,345)	244,345

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — 11.5%
	Nuveen California Quality Municipal Income Fund
7,000	Series 1, LIQ: Societe Generale, 0.930%, 06/07/17 # (e)	7,000
7,000	Series 4, LIQ: Royal Bank of Canada, 0.900%, 06/07/17 # (e)	7,000
6,000	Series 6, LIQ: Citibank NA, 0.910%, 06/07/17 # (e)	6,000
14,000	Series 8, LIQ: Barclays Bank plc, 0.930%, 06/07/17 # (e)	14,000

	Total Variable Rate Demand Preferred Shares (Cost $34,000)	34,000

	Total Investments — 99.8% (Cost $296,245) *	296,245
	Other Assets in Excess of Liabilities — 0.2%	640

	NET ASSETS — 100.0%	$296,885

Percentages indicated are based on net assets.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2017.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature. The interest rate shown is the rate in effect as of May 31, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2017, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$296,245	$—	$296,245

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2017

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 97.4% (t)
	California — 96.7%
	Certificate of Participation/Lease — 1.0%
1,250	City & County of San Francisco, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/22	1,339
1,500	County of Monterey, 2009 Refinancing Project, COP, AGM, 5.000%, 08/01/20	1,658

		2,997

	Education — 4.5%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/24	1,066
	California Educational Facilities Authority, Stanford University,
1,500	Series T-5, Rev., 5.000%, 03/15/23	1,810
1,500	Series U-2, Rev., 5.000%, 10/01/32	1,928
1,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/23	1,220
2,000	California State Public Works Board, California State University, Series A, Rev., NATL-RE, FGIC, 5.250%, 10/01/17	2,030
1,000	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/19	1,099
	University of California,
1,000	Series AB, Rev., 5.000%, 05/15/26	1,142
1,500	Series AM, Rev., 5.000%, 05/15/28	1,792
1,500	Series AR, Rev., 5.000%, 05/15/34	1,785

		13,872

	General Obligation — 27.5%
1,250	Counties of Santa Barbara, San Luis Obispo & Ventura, Allan Hancock Joint Community College District, GO, 5.000%, 08/01/30	1,488
1,000	Counties of Sonoma, Mendocino & Marin, Sonoma County Junior College District, GO, 5.000%, 08/01/27	1,188
1,210	County of Contra Costa, Mount Diablo Unified School District, Election of 2010, Series E, GO, 5.000%, 08/01/26	1,412
1,500	County of Contra Costa, West Contra Costa Unified School District, Election of 2002, Series D, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17	1,498
1,500	County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation, GO, Zero Coupon, 08/01/23	1,344
1,000	County of Los Angeles, Glendale Community College District, Election of 2002, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17	997
3,205	County of Los Angeles, Mount San Antonio Community College District, Election of 2008, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/30	1,855
	County of Napa, Napa Valley Community College District, Election 2002,
1,185	Series C, GO, NATL-RE, Zero Coupon, 08/01/21	973
315	Series C, GO, NATL-RE, Zero Coupon, 08/01/21	258
2,000	County of Napa, Napa Valley Unified School District, Election of 2006, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/27	1,511
1,000	County of Riverside, Murrieta Valley Unified School District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 09/01/24	855
1,000	County of Sacramento, San Juan Unified School District, Election of 2002, GO, 5.000%, 08/01/29	1,179
1,000	County of San Diego, Carlsbad Unified School District, Election of 2006, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/18	990
1,500	County of San Diego, Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	1,250
1,800	County of San Mateo, South San Francisco Unified School District, Capital Appreciation, Series C, GO, Zero Coupon, 09/01/28	1,298
1,700	County of Santa Clara, Campbell Union High School District, GO, 5.000%, 08/01/27	2,057
1,000	County of Santa Clara, Cupertino Union School District, Series A, GO, 5.000%, 08/01/27	1,198
1,915	County of Santa Clara, Evergreen Elementary School District, Election of 2006, Capital Appreciation, Series B, GO, AGC, Zero Coupon, 08/01/24	1,651
1,000	County of Santa Clara, Foothill-De Anza Community College District, GO, 5.000%, 08/01/21	1,162

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	County of Santa Clara, Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	1,381
1,015	GO, Zero Coupon, 08/01/25	852
1,500	GO, Zero Coupon, 08/01/26	1,213
	County of Santa Clara, San Jose Unified School District,
1,610	GO, 5.000%, 08/01/24	1,856
1,750	GO, 5.000%, 08/01/28	2,069
900	Series C, GO, 5.000%, 08/01/30	1,072
1,560	Series C, GO, 5.000%, 08/01/31	1,844
2,000	East Side Union High School District, Series B, GO, NATL-RE, 5.250%, 02/01/26	2,513
1,500	Los Angeles Community College District, Series A, GO, 5.000%, 08/01/31	1,790
1,000	Los Angeles Unified School District, Election of 2004, Series I, GO, 5.000%, 07/01/25	1,083
	Menlo Park City School District, Crossover Capital Appreciation,
500	GO, Zero Coupon, 07/01/31	309
880	GO, Zero Coupon, 07/01/32	517
1,500	Palomar Pomerado Health, Election of 2004, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	1,480
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.500%, 07/01/24	2,547
2,500	Series F-1, GO, AGM, 5.250%, 07/01/28	3,209
2,000	San Francisco Bay Area Rapid Transit District, Election of 2004, Series D, GO, 5.000%, 08/01/32	2,405
2,500	San Francisco City & County, Earthquake Safety & Emergency, Series D, GO, 3.000%, 06/15/25	2,693
2,000	San Mateo County Community College District, Series A, GO, NATL-RE, Zero Coupon, 09/01/29	1,416
1,005	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, 5.000%, 09/01/30	1,185
	State of California,
1,350	GO, NATL-RE, 5.000%, 11/01/19	1,375
1,000	GO, 5.000%, 09/01/21	1,160
3,500	GO, 5.000%, 11/01/21	3,563
10	GO, 5.000%, 08/01/22	10
2,000	GO, 5.000%, 04/01/24	2,068
1,575	GO, 5.250%, 09/01/27	1,837
90	GO, NATL-RE-IBC, 6.250%, 10/01/19	92
1,640	State of California, Economic Recovery, Series A, GO, 4.250%, 07/01/17 (p)	1,645
2,000	State of California, School Facilities, GO, 4.000%, 09/01/32	2,179
	State of California, Various Purpose,
2,000	GO, 5.000%, 09/01/26	2,509
2,000	GO, 5.000%, 12/01/29	2,370
1,000	GO, 5.000%, 09/01/30	1,149
1,500	GO, 5.000%, 08/01/31	1,775
3,000	GO, 5.000%, 10/01/32	3,546
1,000	GO, 5.000%, 08/01/33	1,194
2,310	GO, 5.250%, 10/01/22	2,539
1,000	GO, 5.500%, 04/01/23	1,085

		85,694

	Hospital — 8.0%
1,000	ABAG Finance Authority for Nonprofit Corps., Sharp Healthcare, Series A, Rev., 5.000%, 08/01/31	1,147
	California Health Facilities Financing Authority, Adventist Health System,
2,380	Series A, Rev., 4.000%, 03/01/29	2,615
1,500	Series A, Rev., 5.000%, 03/01/26	1,744
	California Health Facilities Financing Authority, Cedars-Sinai Medical Center,
1,000	Rev., 5.000%, 08/15/18	1,049
250	Rev., 5.000%, 11/15/30	298
400	Rev., 5.000%, 11/15/32	472
2,000	Series A, Rev., 5.000%, 08/15/33	2,374
	California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford,
580	Series A, Rev., 5.000%, 08/15/27	689
850	Series A, Rev., 5.000%, 08/15/28	1,003
1,655	Series A, Rev., 5.000%, 08/15/30	1,966
1,250	California Health Facilities Financing Authority, Providence St. Joseph Health, Series A, Rev., 4.000%, 10/01/24	1,455
1,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., 5.000%, 07/01/28	1,166
	California Health Facilities Financing Authority, Sutter Health,
1,500	Series A, Rev., 5.000%, 11/15/31	1,764
1,150	Series A, Rev., 5.000%, 11/15/32	1,345
1,000	Series A, Rev., 5.500%, 08/15/18	1,056
3,000	Series C, Rev., VAR, 1.000%, 08/15/19	2,984

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — continued
1,000	Series D, Rev., 5.000%, 08/15/25	1,150
515	California Statewide Communities Development Authority, Sutter Health, Series A, Rev., 5.000%, 08/15/19	561

		24,838

	Housing — 0.2%
500	City of San Bernardino, Single Family Mortgage, GNMA Mortgage-Backed Securities, Series A, Rev., GNMA COLL, 7.500%, 05/01/23 (p)	598

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
1,500	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series B-1, Rev., AMT, 3.000%, 11/01/25	1,537

	Other Revenue — 7.2%
1,000	Anaheim Public Financing Authority, Anaheim Public Improvements Project, Capital Appreciation, Series C, Rev., AGM, Zero Coupon, 09/01/19	966
1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Refunding, Kern County Tobacco Funding Corporation, Rev., 5.000%, 06/01/20	1,096
1,000	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund, Series A, Rev., 5.000%, 10/01/28	1,205
1,000	California State Public Works Board, Department of General Services, Series F, Rev., 5.000%, 05/01/30	1,171
1,000	California State Public Works Board, Judicial Council of California, New Stockton Courthouse, Series B, Rev., 5.000%, 10/01/20	1,128
2,500	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, Rev., 5.000%, 06/01/24	2,962
1,500	Los Angeles County Public Works Financing Authority, Los Angeles County Regional Park & Open Space, Series A, Rev., NATL-RE, 5.000%, 10/01/19	1,642
	Midpeninsula Regional Open Space District, 2004 Project Lease,
500	Rev., 5.000%, 09/01/30	604
270	Rev., 5.000%, 09/01/31	324
2,370	San Diego Regional Building Authority, County Operations Center, Series A, Rev., 5.000%, 10/15/33	2,803
715	San Marcos Public Facilities Authority, Rev., Zero Coupon, 01/01/19 (p)	704
2,190	San Mateo County Joint Powers Financing Authority, Capital Projects Program, Series A, Rev., 5.250%, 07/15/21	2,430
2,000	San Mateo County Joint Powers Financing Authority, Youth Services Campus, Series A, Rev., 5.000%, 07/15/31	2,437
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Series A, Rev., NATL-RE, 6.250%, 07/01/24 (p)	921
750	Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Unrefunded Balance, Series A, Rev., NATL-RE, 6.250%, 07/01/24	926
1,000	Ventura County Public Financing Authority, Series A, Rev., 5.000%, 11/01/29	1,159

		22,478

	Prerefunded — 12.5%
1,535	Anaheim Public Financing Authority, Anaheim Electric Systems Distribution Facilities, Series A, Rev., 5.000%, 04/01/19 (p)	1,650
1,500	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F-1, Rev., 5.000%, 04/01/19 (p)	1,611
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/18 (p)	1,608
	California State Department of Water Resources, Central Valley Project, Water System,
1,675	Series AF, Rev., 5.000%, 12/01/18 (p)	1,781
1,355	Series AG, Rev., 5.000%, 12/01/19 (p)	1,491
1,500	California State Public Works Board, Department of Developmental Services, Porterville Developmental Center Housing Expansion & Recreation Complex, Series C, Rev., 6.000%, 04/01/19 (p)	1,639
1,500	California State Public Works Board, University of California, UC Irvine Medical Center Replacement Hospital, Series A, Rev., 5.000%, 03/01/18 (p)	1,547
20	City of Los Angeles, Department of Water & Power, Power System, Series B, Rev., 5.250%, 07/01/19 (p)	22
1,000	County of Los Angeles, Pasadena Unified School District, Election of 2008, Series A-1, GO, 5.000%, 08/01/19 (p)	1,088

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
1,500	County of Los Angeles, Torrance Unified School District, Election of 2008, GO, 5.375%, 08/01/19 (p)	1,644
3,000	County of Monterey, Monterey Peninsula Community College District, Election of 2008, Capital Appreciation, Series C, GO, AGM, Zero Coupon, 02/01/18 (p)	2,295
200	County of Sacramento, Airport System, Series A, Rev., AGM, 5.000%, 07/01/18 (p)	209
1,000	County of San Diego, San Diego Community College District, Election of 2006, GO, 5.000%, 08/01/21 (p)	1,160
1,500	County of Santa Clara, San Jose-Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.000%, 09/01/18 (p)	1,579
1,565	County of Tulare, Sierra View Local Health Care District, Rev., 5.100%, 07/01/17 (p)	1,570
5,040	Irvine Ranch Water District, COP, 5.000%, 03/01/20 (p)	5,586
1,000	Los Angeles Unified School District, Election of 2004, Series H, GO, AGM, 5.000%, 07/01/17 (p)	1,003
1,115	Mendocino & Lake Counties, Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/17 (p)	1,123
	San Diego Public Facilities Financing Authority, Sewer Waste Water System,
1,000	Series A, Rev., 5.000%, 08/01/18 (p)	1,050
1,500	Series A, Rev., 5.000%, 05/15/19 (p)	1,619
2,000	Series B, Rev., 5.000%, 08/01/19 (p)	2,174
385	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series, Series D, Rev., 5.000%, 05/03/21 (p)	443
2,380	San Francisco City & County Public Utilities Commission, Water, Subseries A, Rev., 5.000%, 05/01/20 (p)	2,655
1,030	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, 5.000%, 09/01/23 (p)	1,253
1,000	State of California, Department of Water Resources, Power Supply, Series H, Rev., 5.000%, 05/01/18 (p)	1,039

		38,839

	Special Tax — 0.4%
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, Rev., NATL-RE, FGIC, 5.250%, 08/15/18	1,315

	Transportation — 15.0%
2,000	Alameda Corridor Transportation Authority, Tax-Exempt Second Subordinate Lien, Series B, Rev., AGM, 5.000%, 10/01/35	2,313
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
1,175	Series F-1, Rev., 5.000%, 04/01/27	1,375
1,855	Series F-1, Rev., 5.000%, 04/01/29	2,169
	City of Long Beach Harbor,
1,000	Series A, Rev., AMT, 5.000%, 05/15/23	1,194
1,000	Series A, Rev., 5.000%, 05/15/25	1,115
250	Series B, Rev., 5.000%, 05/15/24	307
250	Series B, Rev., 5.000%, 05/15/26	301
1,500	Series B, Rev., 5.000%, 05/15/26	1,672
225	Series B, Rev., 5.000%, 05/15/27	269
2,500	Series C, Rev., 5.000%, 11/15/18	2,650
	City of Los Angeles, Department of Airports, Los Angeles International Airport,
2,000	Series A, Rev., 5.000%, 05/15/26	2,232
1,000	Series A, Rev., 5.000%, 05/15/27	1,115
1,250	Series C, Rev., 5.000%, 05/15/31	1,482
	City of Los Angeles, Harbor Department,
1,000	Series A, Rev., AMT, 5.000%, 08/01/21	1,151
1,500	Series A, Rev., AMT, 5.000%, 08/01/31	1,727
1,000	Series B, Rev., 5.000%, 08/01/25	1,152
2,000	Contra Costa County Transportation Authority, Sales Tax, Series A, Rev., 5.000%, 03/01/32	2,383
	County of Los Angeles, Metropolitan Transportation Authority,
1,500	Series A, Rev., 5.000%, 07/01/20	1,685
2,000	Series A, Rev., 5.250%, 07/01/23	2,254
1,300	County of Sacramento, Airport System, Series A, Rev., AGM, 5.000%, 07/01/22	1,356
1,795	Foothill Eastern Transportation Corridor Agency, Senior Lien, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (p)	1,511
2,000	Los Angeles Department of Airports, Senior Bonds, Los Angeles International Airport, Series A, Rev., AMT, 5.000%, 05/15/29	2,276

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
2,000	San Bernardino County Transportation Authority, Series A, Rev., 5.000%, 03/01/29	2,319
1,000	San Diego County Regional Airport Authority, Senior Airport, Series B, Rev., AMT, 5.000%, 07/01/28	1,149
1,500	San Francisco Bay Area Rapid Transit District, Sales Tax, Rev., 5.000%, 07/01/27	1,678
	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series,
1,000	Series 32F, Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,040
1,500	Series 34E, Rev., AMT, AGM, 5.750%, 05/01/22	1,562
2,000	Series A, Rev., AMT, 5.000%, 05/01/29	2,287
1,200	Series B, Rev., 5.000%, 05/01/18	1,245
1,615	Series D, Rev., 5.000%, 05/01/26	1,853

		46,822

	Utility — 7.3%
2,860	City of Burbank, Water & Power Electric, Series A, Rev., 5.000%, 06/01/22	3,189
	City of Los Angeles, Department of Water & Power, Power System,
1,500	Series B, Rev., 5.000%, 07/01/23	1,628
1,500	Series B, Rev., 5.250%, 07/01/23	1,637
1,480	Series B, Rev., 5.250%, 07/01/24	1,613
1,500	Series C, Rev., 5.000%, 07/01/27	1,819
1,500	Counties of Alameda & Contra Costa, East Bay Municipal Utility District, Series A, Rev., 5.000%, 06/01/27	1,673
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,660
1,600	Santa Clara Valley Water District and Water Utilities System, Series A, Rev., 5.000%, 06/01/30	1,949
1,000	Southern California Public Power Authority, Apex Power Project, Series A, Rev., 5.000%, 07/01/30	1,192
500	Southern California Public Power Authority, Canyon Power Project, Series A, Rev., 5.000%, 07/01/25	577
2,135	Southern California Public Power Authority, Gas Project, Project No.1, Series A, Rev., 5.000%, 11/01/18	2,242
3,000	State of California, Department of Water Resources, Power Supply, Series O, Rev., 5.000%, 05/01/22	3,541

		22,720

	Water & Sewer — 12.6%
2,000	California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/23	2,441
2,600	California State Department of Water Resources, Central Valley Project Water System, Series AW, Rev., 5.000%, 12/01/32	3,174
	California State Department of Water Resources, Central Valley Project, Water System,
1,625	Series AF, Rev., 5.000%, 12/01/24	1,726
1,700	Series AF, Rev., 5.000%, 12/01/25	1,805
145	Series AG, Rev., 5.000%, 12/01/24	160
2,000	City of Bakersfield, Wastewater, Series A, Rev., 5.000%, 09/15/31	2,386
	City of Los Angeles, Wastewater System,
1,825	Series A, Rev., 5.000%, 06/01/28	2,236
1,500	Series B, Rev., 5.000%, 06/01/33	1,787
1,500	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	1,337
1,185	County of Marin, Marin Water District Financing Authority, Sub Lien, Series A, Rev., 5.000%, 07/01/28	1,389
790	County of San Mateo, Silicon Valley Clean Water, Rev., 5.000%, 02/01/30	923
3,000	Eastern Municipal Water District Financing Authority, Water & Wastewater, Series B, Rev., 5.000%, 07/01/33	3,595
	Metropolitan Water District of Southern California, Water,
1,500	Series A, Rev., 5.000%, 10/01/29	1,751
1,000	Series D, Rev., 5.000%, 07/01/20	1,084
2,000	Series F, Rev., 5.000%, 07/01/28	2,354
1,020	San Diego Public Facilities Financing Authority, Sewer Waste Water System, Rev., 5.000%, 05/15/25	1,276
3,660	Santa Margarita/Dana Point Authority, Water District Improvement, Series A, GO, 5.000%, 08/01/19	3,982
	Southern California Water Replenishment District Financing Authority, Replenishment Assessment,
1,050	Rev., 5.000%, 08/01/30	1,266
1,420	Rev., 5.000%, 08/01/31	1,703
2,410	Rev., 5.000%, 08/01/32	2,876

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued

		39,251

	Total California	300,961

	Kentucky — 0.4%
	Other Revenue — 0.4%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,056

	Pennsylvania — 0.3%
	Hospital — 0.3%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,010

	Total Municipal Bonds (Cost $287,327)	303,027

SHARES
Short-Term Investment — 1.6%
	Investment Company — 1.6%
5,114	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.660% (b) (l) (Cost $5,114)	5,114

	Total Investments — 99.0% (Cost $292,441)	308,141
	Other Assets in Excess of Liabilities — 1.0%	2,966

	NET ASSETS — 100.0%	$311,107

Percentages indicated are based on net assets.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,018
Aggregate gross unrealized depreciation	(318)

Net unrealized appreciation/depreciation	$15,700

Federal income tax cost of investments	$292,441

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,114	$303,027	$—	$308,141

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2017.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 0.8%
3,422	Air Canada Pass-Through Trust, (Canada), Series 2015-1, Class A, 3.600%, 03/15/27 (e)	3,466
	American Airlines Pass-Through Trust,
476	Series 2013-2, Class A, 4.950%, 01/15/23	509
4,015	Series 2016-3, Class AA, 3.000%, 10/15/28	3,907
	Delta Air Lines Pass-Through Trust,
613	Series 2007-1, Class A, 6.821%, 08/10/22	707
763	Series 2010-1, Class A, 6.200%, 07/02/18	793
1,445	Duke Energy Carolinas LLC, 3.875%, 03/15/46	1,463
	United Airlines Pass-Through Trust,
4,700	Series 2016-1, Class A, 3.450%, 07/07/28	4,723
875	Series 2016-1, Class AA, 3.100%, 07/07/28	871
516	US Airways Pass-Through Trust, Series 2013-1, Class A, 3.950%, 11/15/25	532

	Total Asset-Backed Securities (Cost $16,976)	16,971

Corporate Bonds — 95.8%
	Consumer Discretionary — 6.4%
	Auto Components — 0.2%
500	American Axle & Manufacturing, Inc., 6.250%, 04/01/25 (e)	495
	Dana, Inc.,
1,500	5.500%, 12/15/24	1,560
1,000	6.000%, 09/15/23	1,050

		3,105

	Automobiles — 1.3%
	Daimler Finance North America LLC, (Germany),
8,735	1.500%, 07/05/19 (e)	8,648
9,690	2.250%, 03/02/20 (e)	9,736
2,435	Ford Motor Co., 5.291%, 12/08/46	2,435
	General Motors Co.,
3,537	5.000%, 04/01/35	3,509
3,305	5.200%, 04/01/45	3,215

		27,543

	Diversified Consumer Services — 0.0% (g)
500	Service Corp. International, 7.500%, 04/01/27	586

	Hotels, Restaurants & Leisure — 0.4%
1,000	1011778 BC ULC, (Canada), 6.000%, 04/01/22 (e)	1,041
2,425	Darden Restaurants, Inc., 3.850%, 05/01/27	2,471
1,000	International Game Technology plc, 6.250%, 02/15/22 (e)	1,082
	MGM Resorts International,
500	6.000%, 03/15/23	549
2,000	7.750%, 03/15/22	2,345
500	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	524
500	Wynn Las Vegas LLC, 5.500%, 03/01/25 (e)	529

		8,541

	Household Durables — 0.0% (g)
1,000	Tempur Sealy International, Inc., 5.625%, 10/15/23	1,030

	Media — 3.7%
	21st Century Fox America, Inc.,
1,455	4.750%, 09/15/44	1,498
6,380	4.950%, 10/15/45	6,737
1,000	Altice Luxembourg SA, (Luxembourg), 7.750%, 05/15/22 (e)	1,062
500	AMC Entertainment Holdings, Inc., 5.750%, 06/15/25	519
	Charter Communications Operating LLC,
5,440	4.908%, 07/23/25	5,888
3,075	5.375%, 05/01/47 (e)	3,204
5,230	6.384%, 10/23/35	6,149
	Clear Channel Worldwide Holdings, Inc.,
3,100	Series B, 6.500%, 11/15/22	3,193
500	Series B, 7.625%, 03/15/20	502
	Comcast Corp.,
4,605	3.200%, 07/15/36	4,249
6,670	4.600%, 08/15/45	7,183
2,915	4.750%, 03/01/44	3,205
500	CSC Holdings LLC, 10.875%, 10/15/25 (e)	609
5,720	Discovery Communications LLC, 3.800%, 03/13/24	5,725
2,500	DISH DBS Corp., 5.000%, 03/15/23	2,570
500	Nexstar Broadcasting, Inc., 5.625%, 08/01/24 (e)	504
1,000	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	1,060

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
1,000	Sinclair Television Group, Inc., 5.125%, 02/15/27 (e)	973
	Sirius XM Radio, Inc.,
2,000	5.750%, 08/01/21 (e)	2,070
1,500	6.000%, 07/15/24 (e)	1,592
2,085	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	2,147
1,140	Time Warner Cable LLC, 5.000%, 02/01/20	1,218
3,650	Time Warner, Inc., 3.800%, 02/15/27	3,641
	Viacom, Inc.,
4,475	3.450%, 10/04/26	4,325
3,156	4.375%, 03/15/43	2,776
795	VAR, 5.875%, 02/28/57	821
530	VAR, 6.250%, 02/28/57	545
1,000	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	1,066

		75,031

	Multiline Retail — 0.1%
2,275	Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	1,740

	Specialty Retail — 0.7%
3,271	Home Depot, Inc. (The), 3.500%, 09/15/56	2,943
	Lowe’s Cos., Inc.,
5,620	3.100%, 05/03/27	5,630
1,500	3.700%, 04/15/46	1,433
1,270	4.050%, 05/03/47	1,287
2,200	PetSmart, Inc., 7.125%, 03/15/23 (e)	2,051
450	Sally Holdings LLC, 5.750%, 06/01/22	464

		13,808

	Total Consumer Discretionary	131,384

	Consumer Staples — 7.0%
	Beverages — 2.3%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
4,780	3.300%, 02/01/23	4,930
26,435	3.650%, 02/01/26	27,187
3,865	4.700%, 02/01/36	4,209
825	4.900%, 02/01/46	915
2,210	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.439%, 10/06/48 (e)	2,294
1,765	Constellation Brands, Inc., 2.700%, 05/09/22	1,764
7,080	PepsiCo, Inc., 3.450%, 10/06/46	6,583

		47,882

	Food & Staples Retailing — 1.5%
500	Albertsons Cos. LLC, 6.625%, 06/15/24 (e)	517
	CVS Health Corp.,
4,516	2.125%, 06/01/21	4,478
2,695	2.875%, 06/01/26	2,619
1,863	3.875%, 07/20/25	1,952
576	CVS Pass-Through Trust, 4.704%, 01/10/36 (e)	610
	Kroger Co. (The),
3,265	2.650%, 10/15/26	3,075
5,345	3.300%, 01/15/21	5,521
1,664	3.875%, 10/15/46	1,536
1,305	Sysco Corp., 2.500%, 07/15/21	1,311
6,054	Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	6,283
2,960	Wal-Mart Stores, Inc., 4.000%, 04/11/43	3,074

		30,976

	Food Products — 1.1%
	Kraft Heinz Foods Co.,
2,815	3.000%, 06/01/26	2,699
3,320	4.375%, 06/01/46	3,173
900	5.000%, 06/04/42	939
3,564	5.200%, 07/15/45	3,814
4,215	Mondelez International Holdings Netherlands BV, 2.000%, 10/28/21 (e)	4,114
	Tyson Foods, Inc.,
3,810	3.550%, 06/02/27	3,840
1,555	4.550%, 06/02/47	1,587
1,305	Unilever Capital Corp., (United Kingdom), 2.000%, 07/28/26	1,204

		21,370

	Personal Products — 0.1%
EUR 1,800	Unilever NV, (United Kingdom), Reg. S, 0.500%, 02/03/22	2,052

	Tobacco — 2.0%
	Altria Group, Inc.,
7,235	2.850%, 08/09/22	7,365
4,860	4.000%, 01/31/24	5,200
3,220	BAT International Finance plc, (United Kingdom), 2.750%, 06/15/20 (e)	3,264
13,813	Philip Morris International, Inc., 2.125%, 05/10/23	13,403

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Tobacco — continued
11,343	Reynolds American, Inc., 4.450%, 06/12/25	12,214

		41,446

	Total Consumer Staples	143,726

	Energy — 7.9%
	Energy Equipment & Services — 0.5%
5,393	Halliburton Co., 3.800%, 11/15/25	5,567
4,825	Schlumberger Holdings Corp., 4.000%, 12/21/25 (e)	5,095

		10,662

	Oil, Gas & Consumable Fuels — 7.4%
	Anadarko Petroleum Corp.,
2,555	3.450%, 07/15/24	2,522
2,735	5.550%, 03/15/26	3,070
	Apache Corp.,
739	2.625%, 01/15/23	730
3,670	3.250%, 04/15/22	3,749
	Boardwalk Pipelines LP,
685	4.450%, 07/15/27	706
4,220	5.950%, 06/01/26	4,785
	BP Capital Markets plc, (United Kingdom),
2,270	3.017%, 01/16/27	2,229
935	3.216%, 11/28/23	956
2,490	3.224%, 04/14/24	2,533
4,760	3.535%, 11/04/24	4,921
4,035	3.588%, 04/14/27	4,133
2,195	3.814%, 02/10/24	2,309
	Buckeye Partners LP,
1,390	3.950%, 12/01/26	1,402
2,830	5.600%, 10/15/44	3,019
	Canadian Natural Resources Ltd., (Canada),
3,316	3.800%, 04/15/24	3,383
1,553	3.900%, 02/01/25	1,581
	Cenovus Energy, Inc., (Canada),
1,670	5.200%, 09/15/43	1,572
2,700	5.250%, 06/15/37 (e)	2,641
3,485	5.400%, 06/15/47 (e)	3,370
1,315	6.750%, 11/15/39	1,468
8,470	Chevron Corp., 2.895%, 03/03/24	8,602
5,764	Columbia Pipeline Group, Inc., 4.500%, 06/01/25	6,185
2,485	ConocoPhillips Co., 4.150%, 11/15/34	2,536
500	Continental Resources, Inc., 4.500%, 04/15/23	490
3,059	Energy Transfer LP, 5.150%, 02/01/43	3,018
	Enterprise Products Operating LLC,
2,931	3.700%, 02/15/26	3,008
4,623	3.750%, 02/15/25	4,773
1,272	3.900%, 02/15/24	1,336
3,798	4.850%, 03/15/44	3,995
985	4.900%, 05/15/46	1,049
6,910	Hess Corp., 4.300%, 04/01/27	6,933
2,135	Kinder Morgan Energy Partners LP, 5.625%, 09/01/41	2,222
2,985	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	3,060
1,830	Kinder Morgan, Inc., 5.300%, 12/01/34	1,910
1,460	Marathon Petroleum Corp., 4.750%, 09/15/44	1,372
	MPLX LP,
2,710	4.000%, 02/15/25	2,750
2,200	4.125%, 03/01/27	2,234
525	5.200%, 03/01/47	543
1,380	Noble Energy, Inc., 5.250%, 11/15/43	1,435
750	Oasis Petroleum, Inc., 6.875%, 01/15/23	754
	ONEOK Partners LP,
2,068	4.900%, 03/15/25	2,230
2,395	6.125%, 02/01/41	2,759
4,487	Phillips 66, 4.875%, 11/15/44	4,772
1,435	Phillips 66 Partners LP, 4.900%, 10/01/46	1,412
3,310	Plains All American Pipeline LP, 5.750%, 01/15/20	3,581
	Spectra Energy Partners LP,
3,317	3.375%, 10/15/26	3,261
2,035	4.500%, 03/15/45	2,017
	Sunoco Logistics Partners Operations LP,
870	5.300%, 04/01/44	875
4,625	5.350%, 05/15/45	4,685
500	Tesoro Logistics LP, 6.125%, 10/15/21	523
1,610	Texas Gas Transmission LLC, 4.500%, 02/01/21 (e)	1,692
238	Total Capital International SA, (France), 2.700%, 01/25/23	241
6,492	TransCanada PipeLines Ltd., (Canada), 4.625%, 03/01/34	7,036

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Transcanada Trust, (Canada),
2,395	VAR, 5.300%, 03/15/77	2,455
472	VAR, 5.625%, 05/20/75	494
	Western Gas Partners LP,
1,998	3.950%, 06/01/25	2,010
1,350	4.650%, 07/01/26	1,422
725	5.450%, 04/01/44	758
500	Whiting Petroleum Corp., 5.750%, 03/15/21	491

		151,998

	Total Energy	162,660

	Financials — 33.2%
	Banks — 16.2%
4,145	ABN AMRO Bank NV, (Netherlands), 2.450%, 06/04/20 (e)	4,173
EUR 3,000	Allied Irish Banks plc, (Ireland), Reg. S, VAR, 4.125%, 11/26/25	3,602
	Australia & New Zealand Banking Group Ltd., (Australia),
2,580	4.400%, 05/19/26 (e)	2,689
4,575	VAR, 6.750%, 06/15/26 (e) (x) (y)	5,072
	Bank of America Corp.,
1,600	2.151%, 11/09/20	1,596
7,728	2.503%, 10/21/22	7,625
5,390	VAR, 2.881%, 04/24/23	5,387
7,220	VAR, 3.124%, 01/20/23	7,316
9,040	VAR, 3.824%, 01/20/28	9,203
2,960	VAR, 4.244%, 04/24/38	3,027
605	VAR, 4.443%, 01/20/48	626
11,521	Series L, 2.600%, 01/15/19	11,635
10,789	Series L, 3.950%, 04/21/25	10,970
4,808	Series V, VAR, 5.125%, 06/17/19 (x) (y)	4,892
4,435	Series X, VAR, 6.250%, 09/05/24 (x) (y)	4,763
EUR 4,000	Bank of Ireland, (Ireland), Reg. S, VAR, 4.250%, 06/11/24	4,747
2,816	Bank of Nova Scotia (The), (Canada), 2.450%, 03/22/21	2,836
	Barclays plc, (United Kingdom),
2,270	4.337%, 01/10/28	2,350
GBP 3,000	Reg. S, 3.250%, 02/12/27	3,994
EUR 4,000	CaixaBank SA, (Spain), Reg. S, VAR, 3.500%, 02/15/27	4,706
	Capital One Bank USA NA,
1,280	2.250%, 02/13/19	1,284
16,325	3.375%, 02/15/23	16,503
	Citigroup, Inc.,
3,310	2.900%, 12/08/21	3,348
4,935	4.400%, 06/10/25	5,145
5,190	4.450%, 09/29/27	5,412
1,910	4.750%, 05/18/46	1,958
18,850	VAR, 3.887%, 01/10/28	19,226
2,395	Series N, VAR, 5.800%, 11/15/19 (x) (y)	2,488
4,765	Series O, VAR, 5.875%, 03/27/20 (x) (y)	4,968
3,400	Cooperatieve Rabobank UA, (Netherlands), 3.750%, 07/21/26	3,417
	Credit Agricole SA, (France),
3,570	2.375%, 07/01/21 (e)	3,558
1,220	2.750%, 06/10/20 (e)	1,237
2,416	4.125%, 01/10/27 (e)	2,498
1,800	VAR, 6.625%, 09/23/19 (e) (x) (y)	1,855
1,800	VAR, 8.125%, 12/23/25 (e) (x) (y)	2,081
2,870	Credit Suisse Group Funding Guernsey Ltd., (Switzerland), 3.125%, 12/10/20	2,914
4,715	Danske Bank A/S, (Denmark), 2.200%, 03/02/20 (e)	4,723
	Discover Bank,
2,515	3.200%, 08/09/21	2,575
3,815	3.450%, 07/27/26	3,738
	HSBC Bank plc, (United Kingdom),
545	1.500%, 05/15/18 (e)	544
12,215	4.125%, 08/12/20 (e)	12,934
3,110	4.750%, 01/19/21 (e)	3,363
	HSBC Holdings plc, (United Kingdom),
9,355	VAR, 3.262%, 03/13/23	9,521
7,760	VAR, 4.041%, 03/13/28	8,021
5,521	VAR, 6.875%, 06/01/21 (x) (y)	5,983
2,575	Huntington National Bank (The), 2.200%, 11/06/18	2,585
3,935	Intesa Sanpaolo SpA, (Italy), 3.875%, 01/15/19	4,035
4,300	KeyBank NA, 3.400%, 05/20/26	4,258
5,060	Lloyds Bank plc, (United Kingdom), 2.050%, 01/22/19	5,077
5,315	Lloyds Banking Group plc, (United Kingdom), 3.750%, 01/11/27	5,359
1,390	Macquarie Bank Ltd., (Australia), VAR, 6.125%, 03/08/27 (e) (x) (y)	1,414

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
555	MUFG Americas Holdings Corp., 3.000%, 02/10/25	546
3,050	MUFG Union Bank NA, 2.250%, 05/06/19	3,068
6,860	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	6,925
6,775	Societe Generale SA, (France), VAR, 7.375%, 09/13/21 (e) (x) (y)	7,283
4,435	SunTrust Banks, Inc., Series G, VAR, 5.050%, 06/15/22 (x) (y)	4,446
4,340	Swedbank AB, (Sweden), 2.800%, 03/14/22 (e)	4,401
14,995	UBS Group Funding Jersey Ltd., (Switzerland), 2.650%, 02/01/22 (e)	14,881
	Wells Fargo & Co.,
8,695	2.500%, 03/04/21	8,758
5,745	3.069%, 01/24/23	5,834
3,005	4.400%, 06/14/46	2,987
2,000	4.650%, 11/04/44	2,070
5,375	4.750%, 12/07/46	5,664
3,755	Series S, VAR, 5.900%, 06/15/24 (x) (y)	3,985
	Westpac Banking Corp., (Australia),
4,720	2.000%, 08/19/21	4,654
4,460	VAR, 4.322%, 11/23/31	4,588

		333,321

	Capital Markets — 8.2%
	Bank of New York Mellon Corp. (The),
1,235	2.500%, 04/15/21	1,250
4,995	VAR, 2.661%, 05/16/23	5,038
2,790	Series D, VAR, 4.500%, 06/20/23 (x) (y)	2,783
3,892	Series F, VAR, 4.625%, 09/20/26 (x) (y)	3,873
	Credit Suisse Group AG, (Switzerland),
11,035	3.574%, 01/09/23 (e)	11,255
2,320	4.282%, 01/09/28 (e)	2,392
6,500	VAR, 6.250%, 12/18/24 (e) (x) (y)	6,863
4,235	Deutsche Bank AG, (Germany), 4.250%, 10/14/21	4,412
	Goldman Sachs Group, Inc. (The),
7,890	2.350%, 11/15/21	7,822
6,340	2.375%, 01/22/18	6,369
4,870	2.908%, 06/05/23	4,870
1,365	3.000%, 04/26/22	1,380
5,674	3.500%, 01/23/25	5,733
10,110	3.691%, 06/05/28	10,110
12,365	3.850%, 01/26/27	12,593
4,375	5.150%, 05/22/45	4,772
4,500	Series L, VAR, 5.700%, 05/10/19 (x) (y)	4,646
2,000	Series M, VAR, 5.375%, 05/10/20 (x) (y)	2,070
2,635	ING Bank NV, (Netherlands), 5.800%, 09/25/23 (e)	2,982
	Morgan Stanley,
1,870	2.650%, 01/27/20	1,894
11,410	2.750%, 05/19/22	11,427
8,190	2.800%, 06/16/20	8,329
7,110	3.625%, 01/20/27	7,169
925	3.700%, 10/23/24	954
2,340	3.875%, 01/27/26	2,412
2,090	4.300%, 01/27/45	2,130
2,465	4.375%, 01/22/47	2,541
3,530	VAR, 2.336%, 01/20/22	3,564
3,855	Series F, 3.875%, 04/29/24	4,024
9,780	Series H, VAR, 5.450%, 07/15/19 (x) (y)	10,037
3,845	Northern Trust Corp., VAR, 3.375%, 05/08/32	3,882
7,225	State Street Corp., VAR, 2.653%, 05/15/23	7,285
1,570	UBS Group Funding Switzerland AG, (Switzerland), 4.253%, 03/23/28 (e)	1,639

		168,500

	Consumer Finance — 3.0%
	AerCap Ireland Capital DAC, (Netherlands),
1,850	3.500%, 05/26/22	1,903
13,080	3.950%, 02/01/22	13,679
	Ally Financial, Inc.,
500	4.125%, 02/13/22	513
1,000	4.250%, 04/15/21	1,031
1,285	American Express Credit Corp., 3.300%, 05/03/27	1,288
3,790	Capital One Financial Corp., 3.050%, 03/09/22	3,831
	Ford Motor Credit Co. LLC,
7,170	3.664%, 09/08/24	7,145
7,845	4.134%, 08/04/25	7,946
1,870	4.389%, 01/08/26	1,915
	General Motors Financial Co., Inc.,
4,115	2.400%, 04/10/18	4,134
235	3.250%, 05/15/18	238
5,290	3.950%, 04/13/24	5,302

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Consumer Finance — continued
3,165	4.000%, 10/06/26	3,126
1,800	4.350%, 01/17/27	1,820
	Synchrony Financial,
6,185	3.700%, 08/04/26	5,971
1,195	4.250%, 08/15/24	1,224

		61,066

	Diversified Financial Services — 2.4%
3,615	Berkshire Hathaway, Inc., 2.750%, 03/15/23	3,653
4,345	EDP Finance BV, (Portugal), 5.250%, 01/14/21 (e)	4,670
14,745	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	15,869
	National Rural Utilities Cooperative Finance Corp.,
2,390	2.700%, 02/15/23	2,404
2,245	2.850%, 01/27/25	2,241
4,055	2.950%, 02/07/24	4,111
	Shell International Finance BV, (Netherlands),
2,710	2.375%, 08/21/22	2,714
1,183	3.750%, 09/12/46	1,120
3,655	4.000%, 05/10/46	3,605
1,640	4.125%, 05/11/35	1,700
	Siemens Financieringsmaatschappij NV, (Germany),
3,460	2.000%, 09/15/23 (e)	3,342
2,760	2.350%, 10/15/26 (e)	2,617
1,723	Voya Financial, Inc., 2.900%, 02/15/18	1,736

		49,782

	Insurance — 2.9%
	American International Group, Inc.,
4,980	3.875%, 01/15/35	4,782
583	4.125%, 02/15/24	616
3,200	4.500%, 07/16/44	3,265
610	4.800%, 07/10/45	652
1,570	Guardian Life Global Funding, 2.000%, 04/26/21 (e)	1,551
7,605	Jackson National Life Global Funding, 2.250%, 04/29/21 (e)	7,545
5,340	Manulife Financial Corp., (Canada), VAR, 4.061%, 02/24/32	5,411
4,140	MassMutual Global Funding II, 2.000%, 04/15/21 (e)	4,095
	MetLife, Inc.,
410	4.050%, 03/01/45	413
2,035	4.125%, 08/13/42	2,070
1,100	6.400%, 12/15/36	1,255
4,639	Series C, VAR, 5.250%, 06/15/20 (x) (y)	4,819
4,625	Metropolitan Life Global Funding I, 3.000%, 01/10/23 (e)	4,708
2,200	New York Life Global Funding, 2.000%, 04/13/21 (e)	2,191
	Pricoa Global Funding I,
1,545	1.600%, 05/29/18 (e)	1,546
2,460	2.550%, 11/24/20 (e)	2,484
	Prudential Financial, Inc.,
3,120	5.100%, 08/15/43	3,595
1,160	VAR, 5.200%, 03/15/44	1,225
2,175	VAR, 5.625%, 06/15/43	2,366
3,990	Reliance Standard Life Global Funding II, 2.375%, 05/04/20 (e)	3,985
1,145	Swiss Re Treasury US Corp., (Switzerland), 4.250%, 12/06/42 (e)	1,159

		59,733

	Thrifts & Mortgage Finance — 0.5%
	BPCE SA, (France),
5,725	3.000%, 05/22/22 (e)	5,753
2,945	5.150%, 07/21/24 (e)	3,137

		8,890

	Total Financials	681,292

	Health Care — 7.6%
	Biotechnology — 1.8%
	AbbVie, Inc.,
3,270	4.300%, 05/14/36	3,292
1,625	4.450%, 05/14/46	1,622
4,305	4.500%, 05/14/35	4,446
	Amgen, Inc.,
6,005	2.200%, 05/11/20	6,027
4,189	4.400%, 05/01/45	4,229
	Baxalta, Inc.,
1,320	3.600%, 06/23/22	1,370
3,875	4.000%, 06/23/25	4,047
1,885	Celgene Corp., 5.000%, 08/15/45	2,058
	Gilead Sciences, Inc.,
2,130	2.950%, 03/01/27	2,060
3,580	4.000%, 09/01/36	3,532
4,220	4.600%, 09/01/35	4,456

		37,139

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Equipment & Supplies — 1.3%
	Abbott Laboratories,
3,265	3.750%, 11/30/26	3,330
3,760	4.750%, 11/30/36	3,998
7,265	Becton Dickinson and Co., 3.363%, 06/06/24	7,287
825	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	870
500	Kinetic Concepts, Inc., 7.875%, 02/15/21 (e)	533
910	Liberty Property LP, 4.400%, 02/15/24	967
4,545	Medtronic Global Holdings SCA, 3.350%, 04/01/27	4,646
4,317	Medtronic, Inc., 4.375%, 03/15/35	4,657

		26,288

	Health Care Providers & Services — 2.0%
2,970	Aetna, Inc., 3.500%, 11/15/24	3,078
	Anthem, Inc.,
3,635	3.500%, 08/15/24	3,719
1,130	3.700%, 08/15/21	1,178
650	4.625%, 05/15/42	683
1,240	5.100%, 01/15/44	1,391
1,905	Cigna Corp., 4.000%, 02/15/22	2,019
6,740	Express Scripts Holding Co., 3.400%, 03/01/27	6,498
	HCA, Inc.,
2,000	5.375%, 02/01/25	2,103
1,000	5.875%, 03/15/22	1,110
1,000	5.875%, 02/15/26	1,086
500	HealthSouth Corp., 5.750%, 11/01/24	516
1,035	McKesson Corp., 2.850%, 03/15/23	1,034
	Tenet Healthcare Corp.,
280	4.500%, 04/01/21	288
720	6.000%, 10/01/20	771
250	6.750%, 02/01/20	258
2,750	8.125%, 04/01/22	2,905
	UnitedHealth Group, Inc.,
3,955	3.100%, 03/15/26	3,992
1,620	3.450%, 01/15/27	1,671
1,900	3.750%, 07/15/25	2,009
4,705	4.625%, 07/15/35	5,258

		41,567

	Life Sciences Tools & Services — 0.4%
	Thermo Fisher Scientific, Inc.,
6,070	2.950%, 09/19/26	5,930
2,145	4.150%, 02/01/24	2,293

		8,223

	Pharmaceuticals — 2.1%
6,095	Allergan Funding SCS, 4.550%, 03/15/35	6,310
4,965	Eli Lilly & Co., 3.100%, 05/15/27	5,033
248	Forest Laboratories LLC, 4.375%, 02/01/19 (e)	257
7,895	Mylan NV, 3.950%, 06/15/26	7,917
1,440	Mylan, Inc., 2.600%, 06/24/18	1,450
2,925	Pfizer, Inc., 4.000%, 12/15/36	3,049
2,760	Shire Acquisitions Investments Ireland DAC, 2.875%, 09/23/23	2,736
2,840	Teva Pharmaceutical Finance Co. BV, (Israel), Series 2, 3.650%, 11/10/21	2,932
1,250	Teva Pharmaceutical Finance IV LLC, (Israel), 2.250%, 03/18/20	1,241
9,220	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 3.150%, 10/01/26	8,672
	Valeant Pharmaceuticals International, Inc.,
1,250	6.750%, 08/15/21 (e)	1,125
1,600	7.250%, 07/15/22 (e)	1,420
500	7.500%, 07/15/21 (e)	463

		42,605

	Total Health Care	155,822

	Industrials — 6.1%
	Aerospace & Defense — 1.5%
3,500	Arconic, Inc., 5.900%, 02/01/27	3,815
1,125	L3 Technologies, Inc., 3.850%, 12/15/26	1,159
	Lockheed Martin Corp.,
1,390	3.550%, 01/15/26	1,445
5,680	3.800%, 03/01/45	5,561
	Rockwell Collins, Inc.,
4,070	2.800%, 03/15/22	4,130
5,795	3.200%, 03/15/24	5,877
775	3.500%, 03/15/27	790
1,370	Textron, Inc., 3.875%, 03/01/25	1,412
	United Technologies Corp.,
3,715	2.800%, 05/04/24	3,735
2,300	3.750%, 11/01/46	2,242
811	4.150%, 05/15/45	836

		31,002

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Air Freight & Logistics — 0.3%
	FedEx Corp.,
2,325	3.875%, 08/01/42	2,173
3,805	4.100%, 02/01/45	3,656

		5,829

	Building Products — 0.1%
1,120	Johnson Controls International plc, 4.500%, 02/15/47	1,176
1,530	Masco Corp., 3.500%, 04/01/21	1,573

		2,749

	Commercial Services & Supplies — 0.0% (g)
1,000	ADT Corp. (The), 3.500%, 07/15/22	978

	Industrial Conglomerates — 0.3%
3,645	General Electric Co., Series D, VAR, 5.000%, 01/21/21 (x) (y)	3,847
1,760	Roper Technologies, Inc., 3.800%, 12/15/26	1,816

		5,663

	Machinery — 0.3%
	Parker-Hannifin Corp.,
2,185	3.250%, 03/01/27 (e)	2,222
1,930	4.100%, 03/01/47 (e)	1,997
1,250	SPX FLOW, Inc., 5.875%, 08/15/26 (e)	1,291
1,405	Xylem, Inc., 4.375%, 11/01/46	1,440

		6,950

	Road & Rail — 2.2%
1,250	Ashtead Capital, Inc., (United Kingdom), 6.500%, 07/15/22 (e)	1,296
1,750	Avis Budget Car Rental LLC, 5.500%, 04/01/23	1,715
	Burlington Northern Santa Fe LLC,
2,825	3.000%, 03/15/23	2,910
885	3.900%, 08/01/46	893
5,115	4.125%, 06/15/47	5,305
2,955	Canadian Pacific Railway Co., (Canada), 4.800%, 09/15/35	3,277
	CSX Corp.,
6,950	2.600%, 11/01/26	6,700
3,640	3.250%, 06/01/27	3,682
449	Herc Rentals, Inc., 7.750%, 06/01/24 (e)	479
	Hertz Corp. (The),
1,750	6.250%, 10/15/22	1,494
500	7.375%, 01/15/21	471
5,670	JB Hunt Transport Services, Inc., 3.300%, 08/15/22	5,790
4,150	Penske Truck Leasing Co. LP, 4.200%, 04/01/27 (e)	4,292
	Union Pacific Corp.,
3,285	3.000%, 04/15/27	3,307
2,930	4.000%, 04/15/47	2,979

		44,590

	Trading Companies & Distributors — 1.4%
	Air Lease Corp.,
3,505	3.000%, 09/15/23	3,484
4,460	3.375%, 06/01/21	4,599
4,375	3.625%, 04/01/27	4,394
7,150	Aviation Capital Group Corp., 2.875%, 01/20/22 (e)	7,146
	International Lease Finance Corp.,
6,549	3.875%, 04/15/18	6,655
1,000	5.875%, 04/01/19	1,065
	United Rentals North America, Inc.,
475	5.750%, 11/15/24	502
443	7.625%, 04/15/22	463

		28,308

	Total Industrials	126,069

	Information Technology — 7.7%
	Communications Equipment — 0.6%
1,000	CommScope Technologies LLC, 6.000%, 06/15/25 (e)	1,063
	Harris Corp.,
5,445	2.700%, 04/27/20	5,497
5,365	3.832%, 04/27/25	5,569

		12,129

	Electronic Equipment, Instruments & Components — 0.1%
1,750	Zebra Technologies Corp., 7.250%, 10/15/22	1,879

	Internet Software & Services — 0.0% (g)
1,000	Zayo Group LLC, 6.000%, 04/01/23	1,058

	IT Services — 0.4%
2,000	First Data Corp., 5.375%, 08/15/23 (e)	2,100
5,460	Visa, Inc., 3.150%, 12/14/25	5,582

		7,682

	Semiconductors & Semiconductor Equipment — 1.9%
	Amkor Technology, Inc.,
1,500	6.375%, 10/01/22	1,564
235	6.625%, 06/01/21	239
3,490	Analog Devices, Inc., 3.500%, 12/05/26	3,533

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
5,515	Broadcom Corp., 3.625%, 01/15/24 (e)	5,614
	Intel Corp.,
4,105	2.600%, 05/19/26	3,991
5,487	2.875%, 05/11/24	5,532
3,140	4.100%, 05/19/46	3,213
1,545	Micron Technology, Inc., 5.250%, 01/15/24 (e)	1,591
750	NXP BV, (Netherlands), 5.750%, 03/15/23 (e)	793
	QUALCOMM, Inc.,
10,170	2.900%, 05/20/24	10,149
1,377	3.250%, 05/20/27	1,373
1,000	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26 (e)	1,090

		38,682

	Software — 2.4%
1,500	Infor US, Inc., 6.500%, 05/15/22	1,562
	Microsoft Corp.,
4,875	2.400%, 08/08/26	4,696
2,885	3.500%, 02/12/35	2,876
6,260	3.700%, 08/08/46	6,112
3,160	3.750%, 02/12/45	3,097
7,945	4.100%, 02/06/37	8,447
	Oracle Corp.,
3,690	2.400%, 09/15/23	3,655
1,645	2.500%, 05/15/22	1,666
5,190	2.650%, 07/15/26	5,034
2,415	2.950%, 05/15/25	2,430
1,560	3.850%, 07/15/36	1,578
2,625	4.000%, 07/15/46	2,606
4,735	4.125%, 05/15/45	4,801

		48,560

	Technology Hardware, Storage & Peripherals — 2.3%
	Apple, Inc.,
9,465	2.850%, 05/11/24	9,554
5,770	3.000%, 02/09/24	5,900
3,660	3.200%, 05/11/27	3,708
6,970	3.250%, 02/23/26	7,145
3,480	3.350%, 02/09/27	3,570
3,325	3.450%, 02/09/45	3,086
	Diamond 1 Finance Corp.,
4,660	4.420%, 06/15/21 (e)	4,911
2,885	5.450%, 06/15/23 (e)	3,132
4,835	6.020%, 06/15/26 (e)	5,333
2,000	Western Digital Corp., 7.375%, 04/01/23 (e)	2,189

		48,528

	Total Information Technology	158,518

	Materials — 2.6%
	Chemicals — 1.2%
2,615	Air Liquide Finance SA, (France), 1.750%, 09/27/21 (e)	2,553
750	Ashland LLC, 4.750%, 08/15/22	781
	CF Industries, Inc.,
2,395	3.400%, 12/01/21 (e)	2,418
3,837	4.500%, 12/01/26 (e)	3,960
2,445	5.375%, 03/15/44	2,203
2,355	EI du Pont de Nemours & Co., 2.200%, 05/01/20	2,364
1,250	Hexion, Inc., 6.625%, 04/15/20	1,163
1,000	Huntsman International LLC, 5.125%, 11/15/22	1,077
1,500	INEOS Group Holdings SA, (Luxembourg), 5.625%, 08/01/24 (e)	1,541
2,500	LYB International Finance II BV, 3.500%, 03/02/27	2,484
	Sherwin-Williams Co. (The),
2,195	2.750%, 06/01/22	2,203
1,470	3.450%, 06/01/27	1,485
850	4.500%, 06/01/47	868

		25,100

	Construction Materials — 0.1%
2,065	Martin Marietta Materials, Inc., 3.450%, 06/01/27	2,064

	Containers & Packaging — 0.1%
500	Ardagh Packaging Finance plc, (Ireland), 7.250%, 05/15/24 (e)	546
1,000	Reynolds Group Issuer, Inc., (New Zealand), 5.750%, 10/15/20	1,027

		1,573

	Metals & Mining — 1.2%
5,160	Anglo American Capital plc, (United Kingdom), 3.750%, 04/10/22 (e)	5,147
EUR 2,317	BHP Billiton Finance Ltd., (Australia), Reg. S, VAR, 5.625%, 10/22/79	3,026
1,905	BHP Billiton Finance USA Ltd., (Australia), 5.000%, 09/30/43	2,182
2,585	Glencore Funding LLC, (Switzerland), 4.000%, 03/27/27 (e)	2,551

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Metals & Mining — continued
550	Newcrest Finance Pty. Ltd., (Australia), 5.750%, 11/15/41 (e)	593
1,698	Nucor Corp., 5.200%, 08/01/43	1,974
7,950	Vale Overseas Ltd., (Brazil), 6.250%, 08/10/26	8,538

		24,011

	Total Materials	52,748

	Real Estate — 4.2%
	Equity Real Estate Investment Trusts (REITs) — 4.0%
	American Tower Corp.,
6,730	3.375%, 10/15/26	6,619
1,875	3.400%, 02/15/19	1,919
5,966	4.400%, 02/15/26	6,302
1,680	4.500%, 01/15/18	1,707
	Boston Properties LP,
2,635	3.650%, 02/01/26	2,688
1,210	3.850%, 02/01/23	1,274
7,300	Brixmor Operating Partnership LP, 3.650%, 06/15/24	7,269
	Crown Castle International Corp.,
1,615	3.400%, 02/15/21	1,667
2,631	3.700%, 06/15/26	2,657
2,814	4.450%, 02/15/26	2,998
4,740	DDR Corp., 3.500%, 01/15/21	4,818
5,740	Duke Realty LP, 3.875%, 02/15/21	5,997
2,765	EPR Properties, 4.500%, 06/01/27	2,776
	GEO Group, Inc. (The),
1,000	5.125%, 04/01/23	1,005
1,000	5.875%, 01/15/22	1,040
	HCP, Inc.,
4,095	3.400%, 02/01/25	4,028
1,415	4.200%, 03/01/24	1,473
5,820	Kimco Realty Corp., 3.800%, 04/01/27	5,822
955	Realty Income Corp., 3.000%, 01/15/27	910
6,095	UDR, Inc., 2.950%, 09/01/26	5,782
1,000	Uniti Group, Inc., 6.000%, 04/15/23 (e)	1,048
	Ventas Realty LP,
3,930	3.850%, 04/01/27	3,955
340	4.375%, 02/01/45	333
2,513	VEREIT Operating Partnership LP, 4.600%, 02/06/24	2,630
4,170	Welltower, Inc., 4.000%, 06/01/25	4,322

		81,039

	Real Estate Management & Development — 0.2%
	Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada),
2,820	3.125%, 03/20/22 (e)	2,868
1,700	3.875%, 03/20/27 (e)	1,755

		4,623

	Total Real Estate	85,662

	Telecommunication Services — 5.3%
	Diversified Telecommunication Services — 5.1%
	AT&T, Inc.,
16,970	3.400%, 05/15/25	16,672
1,880	4.250%, 03/01/27	1,935
6,080	4.350%, 06/15/45	5,486
4,040	4.500%, 03/09/48	3,727
3,405	4.800%, 06/15/44	3,280
1,565	5.150%, 03/15/42	1,598
6,880	5.250%, 03/01/37	7,191
	CCO Holdings LLC,
750	5.125%, 05/01/23 (e)	789
2,750	5.875%, 04/01/24 (e)	2,954
1,750	CenturyLink, Inc., Series W, 6.750%, 12/01/23	1,870
	Deutsche Telekom International Finance BV, (Germany),
4,690	2.485%, 09/19/23 (e)	4,558
2,050	3.600%, 01/19/27 (e)	2,094
430	Intelsat Jackson Holdings SA, (Luxembourg), 8.000%, 02/15/24 (e)	464
1,000	Level 3 Financing, Inc., 5.375%, 05/01/25	1,051
540	SES GLOBAL Americas Holdings GP, (Luxembourg), 2.500%, 03/25/19 (e)	540
500	SFR Group SA, (France), 6.000%, 05/15/22 (e)	524
1,850	Sprint Capital Corp., 8.750%, 03/15/32	2,332
	Telefonica Emisiones SAU, (Spain),
4,135	4.103%, 03/08/27	4,274
3,330	5.213%, 03/08/47	3,502
	Verizon Communications, Inc.,
8,420	2.625%, 08/15/26	7,818
3,830	3.850%, 11/01/42	3,296
5,920	4.125%, 03/16/27	6,136
6,485	4.125%, 08/15/46	5,762
5,296	4.272%, 01/15/36	5,047
3,740	5.012%, 04/15/49 (e)	3,763
5,415	5.050%, 03/15/34	5,685

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
500	Wind Acquisition Finance SA, (Italy), 7.375%, 04/23/21 (e)	521
2,000	Windstream Services LLC, 7.750%, 10/01/21	1,935

		104,804

	Wireless Telecommunication Services — 0.2%
1,905	America Movil SAB de CV, (Mexico), 3.125%, 07/16/22	1,946
	Sprint Corp.,
1,000	7.625%, 02/15/25	1,150
1,250	7.875%, 09/15/23	1,445

		4,541

	Total Telecommunication Services	109,345

	Utilities — 7.8%
	Electric Utilities — 5.6%
	Alabama Power Co.,
1,845	3.750%, 03/01/45	1,797
600	4.150%, 08/15/44	618
4,470	Commonwealth Edison Co., 2.550%, 06/15/26	4,329
2,195	Duke Energy Corp., 2.650%, 09/01/26	2,092
1,715	Duke Energy Indiana LLC, 3.750%, 05/15/46	1,667
2,620	Duke Energy Progress LLC, 4.150%, 12/01/44	2,742
5,235	Edison International, 2.950%, 03/15/23	5,282
1,175	Electricite de France SA, (France), 4.875%, 01/22/44 (e)	1,217
	Emera US Finance LP, (Canada),
2,790	3.550%, 06/15/26	2,788
2,040	4.750%, 06/15/46	2,111
	Enel Finance International NV, (Italy),
4,485	3.625%, 05/25/27 (e)	4,420
1,945	4.750%, 05/25/47 (e)	1,955
2,000	Entergy Arkansas, Inc., 3.050%, 06/01/23	2,026
4,605	Entergy Corp., 4.000%, 07/15/22	4,901
5,350	Entergy Louisiana LLC, 3.120%, 09/01/27	5,387
	Exelon Corp.,
580	2.450%, 04/15/21	580
4,435	3.497%, 06/01/22	4,541
4,500	FirstEnergy Transmission LLC, 4.350%, 01/15/25 (e)	4,750
4,250	Gulf Power Co., 3.300%, 05/30/27	4,293
	ITC Holdings Corp.,
1,975	3.250%, 06/30/26	1,951
2,010	3.650%, 06/15/24	2,047
3,405	Jersey Central Power & Light Co., 4.300%, 01/15/26 (e)	3,595
805	Metropolitan Edison Co., 4.000%, 04/15/25 (e)	829
6,370	NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/27	6,477
498	Oncor Electric Delivery Co. LLC, 2.950%, 04/01/25	499
	Pacific Gas & Electric Co.,
1,925	2.950%, 03/01/26	1,915
1,195	3.500%, 06/15/25	1,240
2,925	4.300%, 03/15/45	3,114
	PPL Capital Funding, Inc.,
5,702	3.500%, 12/01/22	5,908
2,140	5.000%, 03/15/44	2,384
3,184	Rochester Gas & Electric Corp., 3.100%, 06/01/27 (e)	3,192
10,205	Sierra Pacific Power Co., 2.600%, 05/01/26	9,911
3,565	Southwestern Electric Power Co., Series J, 3.900%, 04/01/45	3,476
1,945	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/25 (e)	2,030
	Xcel Energy, Inc.,
2,830	3.300%, 06/01/25	2,868
2,920	3.350%, 12/01/26	2,969
1,955	4.700%, 05/15/20	2,075

		113,976

	Gas Utilities — 0.4%
2,570	Dominion Energy Gas Holdings LLC, 4.600%, 12/15/44	2,649
3,520	KeySpan Gas East Corp., 2.742%, 08/15/26 (e)	3,421
3,105	Piedmont Natural Gas Co., Inc., 3.640%, 11/01/46	2,861

		8,931

	Independent Power and Renewable Electricity Producers — 0.4%
	Exelon Generation Co. LLC,
3,345	2.950%, 01/15/20	3,407
1,595	3.400%, 03/15/22	1,629
1,000	NRG Energy, Inc., 6.625%, 01/15/27	982
3,065	Southern Power Co., Series F, 4.950%, 12/15/46	3,149

		9,167

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Multi-Utilities — 1.4%
665	Berkshire Hathaway Energy Co., 4.500%, 02/01/45	718
	CMS Energy Corp.,
1,385	2.950%, 02/15/27	1,333
2,970	3.450%, 08/15/27	2,996
1,835	Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/45	2,001
8,783	Dominion Energy, Inc., Series D, 2.850%, 08/15/26	8,405
4,330	NiSource Finance Corp., 4.800%, 02/15/44	4,688
4,352	Puget Sound Energy, Inc., Series A, VAR, 6.974%, 06/01/67	4,091
830	Sempra Energy, 2.400%, 03/15/20	836
2,910	Southern Co. Gas Capital Corp., 3.250%, 06/15/26	2,878

		27,946

	Total Utilities	160,020

	Total Corporate Bonds (Cost $1,933,511)	1,967,246

Short-Term Investments — 3.1%
	U.S. Treasury Obligations — 0.2%
	U.S. Treasury Bills,
1,536	0.581%, 06/22/17 (k) (n)	1,535
1,825	0.887%, 09/07/17 (k) (n)	1,821

	Total U.S. Treasury Obligations	3,356

SHARES
	Investment Company — 2.9%
59,022	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.970% (b) (l)	59,046

	Total Short-Term Investments (Cost $62,397)	62,402

	Total Investments — 99.7% (Cost $2,012,884)	2,046,619
	Other Assets in Excess of Liabilities — 0.3%	7,099

	NET ASSETS — 100.0%	2,053,718

Percentages indicated are based on net assets.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
478	U.S. Treasury Long Bond	09/20/17	USD	73,522	608
322	U.S. Treasury Ultra Bond	09/20/17	USD	53,170	465
784	2 Year U.S. Treasury Note	09/29/17	USD	169,724	11
374	5 Year U.S. Treasury Note	09/29/17	USD	44,249	90
	Short Futures Outstanding
(61)	Euro-Bobl	06/08/17	EUR	(9,058)	2
(11)	Euro-Bund	06/08/17	EUR	(2,006)	3
(574)	10 Year U.S. Treasury Note	09/20/17	USD	(72,494)	(294)
(1,905)	10 Year U.S. Treasury Ultra Bond	09/20/17	USD	(258,574)	(1,389)
(22)	Long Gilt	09/27/17	GBP	(3,627)	(15)

					(519)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
54	EUR	Deutsche Bank AG	06/14/17	61	61	– (h)
121	EUR	National Australia Bank	06/14/17	133	136	3

				194	197	3

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
986	EUR	Australia and New Zealand Banking Group Limited	06/14/17	1,073	1,108	(35)
15,562	EUR	Goldman Sachs International	06/14/17	16,943	17,491	(548)
102	EUR	Royal Bank of Canada	06/14/17	112	114	(2)
80	EUR	Standard Chartered Bank	06/14/17	90	91	(1)

3,059	GBP	HSBC Bank, N.A.	06/14/17	3,963	3,942	21
21	GBP	National Australia Bank	06/14/17	28	28	– (h)
60	GBP	Royal Bank of Canada	06/14/17	77	77	– (h)

				22,286	22,851	(565)

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(n)	—	The rate shown is the effective yield as of May 31, 2017.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2017.
(y)	—	Preferred Security.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	40,601
Aggregate gross unrealized depreciation	(6,866)

Net unrealized appreciation/depreciation	33,735

Federal income tax cost of investments	2,012,884

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$59,046	$1,987,573	$—	$2,046,619

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$24	$—	$24
Futures Contracts	1,179	—	—	1,179

Total Appreciation in Other Financial Instruments	$1,179	$24	$—	$1,203

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(586)	$—	$(586)
Futures Contracts	(1,698)	—	—	(1,698)

Total Depreciation in Other Financial Instruments	$(1,698)	$(586)	$—	$(2,284)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2017.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. The Fund may be required to post or receive collateral for Non-Derivative forward foreign currency exchange contracts.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
	Common Stocks — 0.4%
		Colombia — 0.4%
	13	Pacific Exploration and Production Corp. (a)	365
	22	Pacific Exploration and Production Corp. (a)	620

		Total Common Stocks (Cost $1,325)	985

PRINCIPAL AMOUNT
	Convertible Bonds — 0.7%
		United Arab Emirates — 0.7%
		Aabar Investments PJSC,
EUR	1,200	Reg. S, 0.500%, 03/27/20	1,211
EUR	600	Reg. S, 1.000%, 03/27/22	579

		Total Convertible Bonds (Cost $1,672)	1,790

	Corporate Bonds — 90.0%
		Argentina — 3.2%
	610	Aeropuertos Argentina 2000 SA, 6.875%, 02/01/27 (e)	634
	1,010	Cia General de Combustibles SA, 9.500%, 11/07/21 (e)	1,076
	1,130	Pampa Energia SA, 7.500%, 01/24/27 (e)	1,190
	1,010	Petrobras Argentina SA, 7.375%, 07/21/23 (e)	1,066
		YPF SA,
	820	Reg. S, 8.500%, 03/23/21	922
	1,130	Reg. S, 8.500%, 07/28/25	1,288
	1,210	Reg. S, 8.750%, 04/04/24	1,391
	243	Reg. S, 8.875%, 12/19/18	262

			7,829

		Azerbaijan — 0.4%
	1,100	State Oil Co. of the Azerbaijan Republic, Reg. S, 4.750%, 03/13/23	1,086

		Barbados — 1.2%
		Columbus Cable Barbados Ltd.,
	2,680	Reg. S, 7.375%, 03/30/21	2,851

		Brazil — 8.3%
	1,040	Banco ABC Brasil SA, Reg. S, 7.875%, 04/08/20	1,118
	560	Banco Daycoval SA, Reg. S, 5.750%, 03/19/19	574
		Banco do Brasil SA,
	626	3.875%, 10/10/22	605
	630	Reg. S, 5.875%, 01/26/22	649
	548	Reg. S, VAR, 9.000%, 06/18/24 (x) (y)	563
	200	VAR, 9.250%, 04/15/23 (x) (y)	208
	880	Banco Votorantim SA, Reg. S, 7.375%, 01/21/20	936
		BRF SA,
	402	Reg. S, 3.950%, 05/22/23	387
	520	Reg. S, 4.750%, 05/22/24	511
	1,455	Centrais Eletricas Brasileiras SA, Reg. S, 6.875%, 07/30/19	1,533
	1,630	Eldorado Intl. Finance GmbH, 8.625%, 06/16/21 (e)	1,328
	376	Fibria Overseas Finance Ltd., 5.500%, 01/17/27	387
	2,608	GTL Trade Finance, Inc., Reg. S, 5.893%, 04/29/24	2,582
		Itau Unibanco Holding SA,
	200	Reg. S, 5.500%, 08/06/22	207
	740	Reg. S, 5.650%, 03/19/22	774
	600	Reg. S, 6.200%, 12/21/21	642
		Petrobras Global Finance BV,
	184	6.850%, 06/05/15	163
	504	7.375%, 01/17/27	541
	1,376	8.375%, 05/23/21	1,542
		Suzano Austria GmbH,
	990	5.750%, 07/14/26 (e)	1,022
	1,710	7.000%, 03/16/47 (e)	1,721
	725	Vale Overseas Ltd., 5.875%, 06/10/21	781
	1,691	Votorantim Cimentos SA, Reg. S, 7.250%, 04/05/41	1,661

			20,435

		Cayman Islands — 0.1%
	230	KWG Property Holding Ltd., 8.250%, 08/05/19	241

		Chile — 2.7%
		Cencosud SA,
	400	5.150%, 02/12/25 (e)	427
	950	Reg. S, 6.625%, 02/12/45	1,012
		Empresa Electrica Angamos SA,
	200	4.875%, 05/25/29 (e)	204
	2,660	Reg. S, 4.875%, 05/25/29	2,717
	1,030	Empresa Electrica Guacolda SA, 4.560%, 04/30/25 (e)	990
	570	Engie Energia Chile SA, Reg. S, 5.625%, 01/15/21	624
	751	VTR Finance BV, Reg. S, 6.875%, 01/15/24	797

			6,771

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	China — 8.9%
1,130	Agile Group Holdings Ltd., Reg. S, 9.000%, 05/21/20	1,231
1,520	Bluestar Finance Holdings Ltd., Reg. S, 4.375%, 06/11/20	1,576
1,530	CCCI Treasure Ltd., Reg. S, VAR, 3.500%, 04/21/20 (x) (y)	1,541
1,350	Central Plaza Development Ltd., Reg. S, VAR, 7.125%, 12/02/19 (x) (y)	1,441
600	China Uranium Development Co. Ltd., Reg. S, 3.500%, 10/08/18	609
1,220	Chinalco Capital Holdings Ltd., Reg. S, 4.000%, 08/25/21	1,220
1,750	CITIC Ltd., Reg. S, 6.375%, 04/10/20	1,919
1,240	CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	1,245
1,340	Franshion Brilliant Ltd., Reg. S, 5.750%, 03/19/19	1,404
1,210	GOME Electrical Appliances Holding Ltd., 5.000%, 03/10/20	1,218
1,220	Greenland Hong Kong Holdings Ltd., Reg. S, 3.875%, 07/28/19	1,210
532	Hesteel Hong Kong Co. Ltd., 4.250%, 04/07/20	528
1,220	Keen Idea Global Ltd., 4.375%, 03/08/20	1,226
	Moon Wise Global Ltd.,
820	Reg. S, VAR, 9.000%, 01/28/19 (x) (y)	884
	Semiconductor Manufacturing International Corp.,
200	4.125%, 10/07/19 (e)	205
1,020	Reg. S, 4.125%, 10/07/19	1,044
1,190	Shui On Development Holding Ltd., Reg. S, 5.700%, 02/06/21	1,208
820	West China Cement Ltd., Reg. S, 6.500%, 09/11/19	851
1,170	Yuzhou Properties Co. Ltd., 6.000%, 01/25/22	1,196

		21,756

	Colombia — 2.1%
1,290	Banco GNB Sudameris SA, VAR, 6.500%, 04/03/27 (e)	1,327
532	Bancolombia SA, 5.950%, 06/03/21	585
1,440	Ecopetrol SA, 5.375%, 06/26/26	1,484
830	GrupoSura Finance SA, 5.500%, 04/29/26 (e)	889
883	Pacific Exploration and Production Corp., Series AI, (cash), 10.000%, 11/02/21 (v)	994

		5,279

	Congo — 0.6%
1,336	HTA Group Ltd., 9.125%, 03/08/22 (e)	1,370

	Costa Rica — 0.4%
1,060	Autopistas Del Sol SA, 7.375%, 12/30/30 (e)	1,092

	El Salvador — 0.6%
410	AES El Salvador Trust II, Reg. S, 6.750%, 03/28/23	372
1,000	Grupo Unicomer Co. Ltd., 7.875%, 04/01/24 (e)	1,074

		1,446

	Guatemala — 2.7%
	Agromercantil Senior Trust,
140	6.250%, 04/10/19 (e)	144
580	Reg. S, 6.250%, 04/10/19	598
1,005	Cementos Progreso Trust, Reg. S, 7.125%, 11/06/23	1,065
1,300	Central American Bottling Corp., 5.750%, 01/31/27 (e)	1,378
2,410	Comcel Trust, Reg. S, 6.875%, 02/06/24	2,569
470	Energuate Trust, 5.875%, 05/03/27 (e)	476
470	Industrial Senior Trust, Reg. S, 5.500%, 11/01/22	481

		6,711

	Hong Kong — 3.9%
1,850	Bank of East Asia Ltd. (The), VAR, 4.000%, 11/03/26	1,846
660	CK Hutchison Capital Securities Ltd., VAR, 4.000%, 05/12/22 (e) (x) (y)	663
330	Hutchison Whampoa International 14 Ltd., Reg. S, 3.625%, 10/31/24	341
1,110	King Power Capital Ltd., Reg. S, 5.625%, 11/03/24	1,241
440	Nan Fung Treasury Ltd., Reg. S, 4.500%, 09/20/22	468
1,720	NWD MTN Ltd., Reg. S, 5.250%, 02/26/21	1,840
2,060	Shimao Property Holdings Ltd., Reg. S, 8.375%, 02/10/22	2,297
800	Studio City Co. Ltd., Reg. S, 7.250%, 11/30/21	863

		9,559

	India — 5.2%
290	ABJA Investment Co. Pte. Ltd., Reg. S, 5.950%, 07/31/24	302
770	Adani Transmission Ltd., 4.000%, 08/03/26 (e)	769

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	India –– continued
1,450	Axis Bank Ltd., Reg. S, 3.250%, 05/21/20	1,465
	Bharat Petroleum Corp. Ltd.,
1,100	Reg. S, 4.625%, 10/25/22	1,177
633	Neerg Energy Ltd., 6.000%, 02/13/22 (e)	643
	NTPC Ltd.,
200	Reg. S, 4.250%, 02/26/26	206
680	Reg. S, 4.375%, 11/26/24	712
700	Reg. S, 4.750%, 10/03/22	753
910	ONGC Videsh Ltd., Reg. S, 4.625%, 07/15/24	966
	Power Grid Corp. of India Ltd.,
1,180	Reg. S, 3.875%, 01/17/23	1,222
	Reliance Holding USA, Inc.,
1,260	Reg. S, 5.400%, 02/14/22	1,383
1,380	UPL Corp. Ltd., 3.250%, 10/13/21 (e)	1,384
	Vedanta Resources plc,
910	6.375%, 07/30/22 (e)	908
840	Reg. S, 7.125%, 05/31/23	862

		12,752

	Indonesia — 1.2%
863	Listrindo Capital BV, 4.950%, 09/14/26 (e)	870
844	Saka Energi Indonesia PT, 4.450%, 05/05/24 (e)	846
1,120	Theta Capital Pte. Ltd., Reg. S, 7.000%, 04/11/22	1,169

		2,885

	Israel — 1.9%
	Israel Electric Corp. Ltd.,
1,960	Reg. S, 5.000%, 11/12/24 (e)	2,112
710	Reg. S, 6.875%, 06/21/23	842
1,790	Teva Pharmaceutical Finance Netherlands III BV, 2.200%, 07/21/21	1,752

		4,706

	Jamaica — 1.8%
	Digicel Group Ltd.,
1,610	Reg. S, 7.125%, 04/01/22	1,411
3,099	Reg. S, 8.250%, 09/30/20	2,942

		4,353

	Jordan — 0.6%
1,360	Hikma Pharmaceuticals plc, Reg. S, 4.250%, 04/10/20	1,379

	Kazakhstan — 0.7%
620	Kazakhstan Temir Zholy National Co. JSC, Reg. S, 6.375%, 10/06/20	674
1,060	Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/26 (e)	1,034

		1,708

	Kuwait — 2.4%
1,830	Burgan Senior SPC Ltd., Reg. S, 3.125%, 09/14/21	1,835
500	Equate Petrochemical BV, 3.000%, 03/03/22 (e)	493
2,868	Kuwait Projects Co., Reg. S, 5.000%, 03/15/23	3,036
610	Kuwait Projects Co. SPC Ltd., Reg. S, 4.500%, 02/23/27	612

		5,976

	Luxembourg — 1.3%
2,020	Altice Financing SA, Reg. S, 7.500%, 05/15/26	2,225
940	Millicom International Cellular SA, 6.000%, 03/15/25 (e)	989

		3,214

	Macau — 0.2%
460	Industrial & Commercial Bank of China Macau Ltd., Reg. S, VAR, 3.875%, 09/10/24	468

	Malaysia — 0.3%
	SSG Resources Ltd.,
650	Reg. S, 4.250%, 10/04/22	684

	Mexico — 7.4%
490	Alfa SAB de CV, Reg. S, 6.875%, 03/25/44	526
2,490	Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 04/11/27 (e)	2,453
2,200	Banco Mercantil del Norte SA, VAR, 5.750%, 10/04/31 (e)	2,194
340	Banco Nacional de Comercio Exterior SNC, VAR, 3.800%, 08/11/26 (e)	337
930	Cemex Finance LLC, Reg. S, 9.375%, 10/12/22	993
	Elementia SAB de CV,
200	5.500%, 01/15/25 (e)	203
750	Reg. S, 5.500%, 01/15/25	759
890	Fresnillo plc, Reg. S, 5.500%, 11/13/23	975
930	Grupo Kaltex SA de CV, 8.875%, 04/11/22 (e)	864
736	Grupo KUO SAB de CV, Reg. S, 6.250%, 12/04/22	759
150	Grupo Posadas SAB de CV, Reg. S, 7.875%, 06/30/22	156

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Mexico — continued
1,072	Mexichem SAB de CV, Reg. S, 5.875%, 09/17/44	1,064
	Mexico Generadora de Energia S de rl,
1,579	Reg. S, 5.500%, 12/06/32	1,615
	Petroleos Mexicanos,
850	5.625%, 01/23/46	766
1,120	Reg. S, 6.500%, 03/13/27	1,221
760	Sigma Alimentos SA de CV, Reg. S, 6.875%, 12/16/19	843
1,265	Sixsigma Networks Mexico SA de CV, Reg. S, 8.250%, 11/07/21	1,258
1,230	Unifin Financiera SAB de CV, 7.000%, 01/15/25 (e)	1,218

		18,204

	Morocco — 0.9%
2,170	OCP SA, Reg. S, 4.500%, 10/22/25	2,186

	Netherlands — 1.7%
660	GTH Finance BV, 7.250%, 04/26/23 (e)	733
	VimpelCom Holdings BV,
1,670	Reg. S, 5.950%, 02/13/23	1,795
393	Reg. S, 7.504%, 03/01/22	454
	Zhaikmunai LLP,
840	Reg. S, 6.375%, 02/14/19	843
350	Reg. S, 7.125%, 11/13/19	352

		4,177

	Nigeria — 1.3%
840	Access Bank plc, 10.500%, 10/19/21 (e)	916
2,160	IHS Netherlands Holdco BV, 9.500%, 10/27/21 (e)	2,249

		3,165

	Norway — 0.3%
700	DNO ASA, Reg. S, 8.750%, 06/18/20 (e)	689

	Panama — 1.3%
	ENA Norte Trust,
1,204	Reg. S, 4.950%, 04/25/23	1,231
	Global Bank Corp.,
1,066	4.500%, 10/20/21 (e)	1,078
200	5.125%, 10/30/19 (e)	208
650	Reg. S, 5.125%, 10/30/19	674

		3,191

	Paraguay — 0.1%
150	Banco Regional SAECA, 8.125%, 01/24/19 (e)	159

	Peru — 4.8%
960	Banco de Credito del Peru, Reg. S, VAR, 6.125%, 04/24/27	1,056
400	Banco Internacional del Peru SAA, Reg. S, 5.750%, 10/07/20	437
970	Banco Internacional del Peru SAA Interbank, Reg. S, VAR, 6.625%, 03/19/29	1,068
956	BBVA Banco Continental SA, Reg. S, 5.000%, 08/26/22	1,031
220	Consorcio Transmantaro SA, Reg. S, 4.375%, 05/07/23	225
843	Corp. Lindley SA, Reg. S, 6.750%, 11/23/21	942
1,290	Inkia Energy Ltd., Reg. S, 8.375%, 04/04/21	1,325
1,040	Southern Copper Corp., 5.875%, 04/23/45	1,088
1,350	Transportadora de Gas del Peru SA, Reg. S, 4.250%, 04/30/28	1,389
999	Union Andina de Cementos SAA, Reg. S, 5.875%, 10/30/21	1,040
2,210	VM Holding SA, 5.375%, 05/04/27 (e)	2,195

		11,796

	Poland — 0.5%
	Powszechna Kasa Oszczednosci Bank Polski SA,
1,080	Reg. S, 4.630%, 09/26/22	1,156

	Russia — 6.2%
	Gazprom OAO,
2,500	4.950%, 03/23/27 (e)	2,578
800	Reg. S, 4.950%, 07/19/22	839
2,020	Reg. S, 6.510%, 03/07/22	2,258
1,938	Metalloinvest Finance DAC, 4.850%, 05/02/24 (e)	1,940
1,690	MMC Norilsk Nickel OJSC, 6.625%, 10/14/22 (e)	1,906
1,630	Phosagro OAO, 3.950%, 11/03/21 (e)	1,650
	Sberbank of Russia,
820	Reg. S, 5.250%, 05/23/23	858
1,780	Severstal OAO, 3.850%, 08/27/21 (e)	1,804
1,190	VTB Bank OJSC, Reg. S, 6.950%, 10/17/22	1,300

		15,133

	Saudi Arabia — 0.2%
530	Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 04/10/22	526

	Singapore — 3.2%
3,060	DBS Group Holdings Ltd., VAR, 3.600%, 09/07/21 (x) (y)	3,037

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Singapore — continued
	1,720	Olam International Ltd., Reg. S, 4.500%, 02/05/20	1,752
	1,210	Oversea-Chinese Banking Corp. Ltd., Reg. S, 4.250%, 06/19/24	1,263
	1,800	United Overseas Bank Ltd., Reg. S, VAR, 3.500%, 09/16/26	1,827

			7,879

		South Africa — 0.8%
		MTN Mauritius Investment Ltd.,
	1,420	5.373%, 02/13/22 (e)	1,459
	600	Reg. S, 6.500%, 10/13/26	626

			2,085

		South Korea — 2.4%
	1,180	GS Caltex Corp., Reg. S, 3.250%, 10/01/18	1,194
	530	KT Corp., Reg. S, 2.625%, 04/22/19	533
		Woori Bank,
	1,940	Reg. S, 4.750%, 04/30/24	2,014
	2,110	VAR, 4.500%, 09/27/21 (e) (x) (y)	2,072

			5,813

		Thailand — 0.7%
	1,520	PTT Global Chemical PCL, Reg. S, 4.250%, 09/19/22	1,614

		Turkey — 3.5%
TRY	4,460	Akbank TAS, Reg. S, 7.500%, 02/05/18	1,220
	670	Finansbank A/S, Reg. S, 6.250%, 04/30/19	704
		KOC Holding A/S,
	680	5.250%, 03/15/23 (e)	709
	800	Reg. S, 5.250%, 03/15/23	834
	1,050	Tupras Turkiye Petrol Rafinerileri A/S, Reg. S, 4.125%, 05/02/18	1,060
		Turkiye Is Bankasi,
	1,210	Reg. S, 5.000%, 04/30/20	1,225
	984	Reg. S, 6.000%, 10/24/22	993
		Turkiye Sise ve Cam Fabrikalari A/S,
	1,830	Reg. S, 4.250%, 05/09/20	1,841

			8,586

		Ukraine — 0.2%
	660	Metinvest BV, (6.580% (PIK), 2.793% (cash)), 12/31/21 (v)	611

		United Arab Emirates — 2.9%
	1,180	Abu Dhabi National Energy Co. PJSC, Reg. S, 3.875%, 05/06/24	1,198
	370	DIP Sukuk Ltd., Reg. S, 4.291%, 02/20/19	377
		Dolphin Energy Ltd.,
	800	Reg. S, 5.500%, 12/15/21	892
	200	EA Partners I BV, Reg. S, 6.875%, 09/28/20	192
	200	EA Partners II BV, Reg. S, 6.750%, 06/01/21	189
	1,010	EMG SUKUK Ltd., Reg. S, 4.564%, 06/18/24	1,056
		MAF Global Securities Ltd.,
	1,816	Reg. S, VAR, 7.125%, 10/29/18 (x) (y)	1,912
	840	MAF Sukuk Ltd., Reg. S, 4.500%, 11/03/25	879
		Rakfunding Cayman Ltd.,
	540	Reg. S, 3.250%, 06/24/19	547

			7,242

		United Kingdom — 0.4%
	1,000	Genel Energy Finance plc, Reg. S, 7.500%, 05/14/19 (e)	880

		United States — 0.5%
	760	Hyundai Capital America, Reg. S, 2.450%, 06/15/21	750
	560	Sable International Finance Ltd., Reg. S, 6.875%, 08/01/22	605

			1,355

		Total Corporate Bonds (Cost $214,870)	220,998

	Foreign Government Securities — 1.9%
		Argentina — 0.5%
	1,040	Republic of Argentina, Reg. S, 9.950%, 06/09/21	1,193

		Oman — 0.4%
	1,040	Republic of Oman, 6.500%, 03/08/47 (e)	1,124

		Senegal — 0.2%
	400	Republic of Senegal, 6.250%, 05/23/33 (e)	404

		Sri Lanka — 0.3%
	730	Republic of Sri Lanka, 6.200%, 05/11/27 (e)	741

		Ukraine — 0.5%
	1,190	Republic of Ukraine, Reg. S, 7.750%, 09/01/21	1,206

		Total Foreign Government Securities (Cost $4,565)	4,668

	Supranational — 0.4%
	1,060	Africa Finance Corp., 4.375%, 04/29/20 (e) (Cost $1,054)	1,096

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligation — 0.1%
240	U.S. Treasury Note, 0.625%, 09/30/17 (k) (Cost $240)	240

SHARES
Short-Term Investment — 5.8%
	Investment Company — 5.8%
14,161	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.970% (b) (l) (Cost $14,164)	14,167

	Total Investments — 99.3% (Cost $237,890)	243,944
	Other Assets in Excess of Liabilities — 0.7%	1,659

	NET ASSETS — 100.0%	$245,603

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	U.S. Treasury Long Bond	09/20/17	USD	769	6
43	2 Year U.S. Treasury Note	09/29/17	USD	9,309	1
	Short Futures Outstanding
(17)	10 Year U.S. Treasury Note	09/20/17	USD	(2,147)	(8)
(22)	5 Year U.S. Treasury Note	09/29/17	USD	(2,603)	(3)

					(4)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,418	EUR	Royal Bank of Canada	06/30/17	1,537	1,595	(58)

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DIP	—	Debtor-in-possession
EUR	—	Euro
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
TRY	—	Turkish Lira
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2017.
(y)	—	Preferred Security.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,956
Aggregate gross unrealized depreciation	(902)

Net unrealized appreciation/depreciation	$6,054

Federal income tax cost of investments	$237,890

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Colombia	$985	$—	$—	$985
Debt Securities
Convertible Bonds
United Arab Emirates	—	1,790	—	1,790
Corporate Bonds
Argentina	—	7,829	—	7,829
Azerbaijan	—	1,086	—	1,086
Barbados	—	2,851	—	2,851
Brazil	—	20,435	—	20,435
Cayman Islands	—	241	—	241
Chile	—	6,771	—	6,771
China	—	21,756	—	21,756

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Colombia	$—	$5,279	$—	$5,279
Congo	—	1,370	—	1,370
Costa Rica	—	1,092	—	1,092
El Salvador	—	1,446	—	1,446
Guatemala	—	6,711	—	6,711
Hong Kong	—	9,559	—	9,559
India	—	12,752	—	12,752
Indonesia	—	2,885	—	2,885
Israel	—	4,706	—	4,706
Jamaica	—	4,353	—	4,353
Jordan	—	1,379	—	1,379
Kazakhstan	—	1,708	—	1,708
Kuwait	—	5,976	—	5,976
Luxembourg	—	3,214	—	3,214
Macau	—	468	—	468
Malaysia	—	684	—	684
Mexico	—	18,204	—	18,204
Morocco	—	2,186	—	2,186
Netherlands	—	4,177	—	4,177
Nigeria	—	3,165	—	3,165
Norway	—	689	—	689
Panama	—	3,191	—	3,191
Paraguay	—	159	—	159
Peru	—	11,796	—	11,796
Poland	—	1,156	—	1,156
Russia	—	15,133	—	15,133
Saudi Arabia	—	526	—	526
Singapore	—	7,879	—	7,879
South Africa	—	2,085	—	2,085
South Korea	—	5,813	—	5,813
Thailand	—	1,614	—	1,614
Turkey	—	8,586	—	8,586
Ukraine	—	611	—	611
United Arab Emirates	—	7,242	—	7,242
United Kingdom	—	880	—	880
United States	—	1,355	—	1,355

Total Corporate Bonds	—	220,998	—	220,998

Foreign Government Securities	—	4,668	—	4,668
Supranational	—	1,096	—	1,096
U.S. Treasury Obligations	—	240	—	240
Short-Term Investment
Investment Company	14,167	—	—	14,167

Total Investments in Securities	$15,152	$228,792	$—	$243,944

Appreciation in Other Financial Instruments
Futures Contracts	$7	$—	$—	$7

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(58)	$—	$(58)
Futures Contracts	(11)	—	—	(11)

Total Depreciation in Other Financial Instruments	$(11)	$(58)	$—	$(69)

There were no transfers among any levels during the period ended May 31, 2017.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for Non-deliverable forward foreign currency exchange contracts.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 23.1%
	Argentina — 1.3%
3,234	Petrobras Argentina SA, Reg. S, 7.375%, 07/21/23	3,412
	YPF SA,
5,656	Reg. S, 8.500%, 03/23/21	6,363
8,783	Reg. S, 8.750%, 04/04/24	10,094

		19,869

	Azerbaijan — 0.9%
13,060	State Oil Co. of the Azerbaijan Republic, Reg. S, 6.950%, 03/18/30	14,124

	Barbados — 0.3%
4,500	Columbus Cable Barbados Ltd., Reg. S, 7.375%, 03/30/21	4,787

	Brazil — 2.3%
12,200	Caixa Economica Federal, Reg. S, 4.500%, 10/03/18	12,368
3,667	GTL Trade Finance, Inc., Reg. S, 5.893%, 04/29/24	3,630
13,350	Petrobras Global Finance BV, 8.375%, 05/23/21	14,961
4,500	Votorantim Cimentos SA, Reg. S, 7.250%, 04/05/41	4,419

		35,378

	Chile — 1.0%
6,800	Corp. Nacional del Cobre de Chile, Reg. S, 4.500%, 09/16/25	7,265
3,000	Empresa Nacional del Petroleo, Reg. S, 3.750%, 08/05/26	2,970
4,500	VTR Finance BV, Reg. S, 6.875%, 01/15/24	4,776

		15,011

	China — 0.4%
1,550	CITIC Ltd., Reg. S, 6.800%, 01/17/23	1,825
2,000	Franshion Development Ltd., Reg. S, 6.750%, 04/15/21	2,240
2,350	Sinopec Group Overseas Development 2013 Ltd., Reg. S, 5.375%, 10/17/43	2,784

		6,849

	Colombia — 1.7%
	Ecopetrol SA,
15,136	5.375%, 06/26/26	15,598
9,400	5.875%, 09/18/23	10,269

		25,867

	Croatia — 0.1%
2,000	Hrvatska Elektroprivreda, Reg. S, 5.875%, 10/23/22	2,153

	Ecuador — 0.2%
2,630	Petroamazonas EP, 4.625%, 02/16/20 (e)	2,442

	Hong Kong — 0.2%
2,300	Shimao Property Holdings Ltd., Reg. S, 8.375%, 02/10/22	2,564

	Hungary — 0.2%
	MFB Magyar Fejlesztesi Bank Zrt.,
1,220	6.250%, 10/21/20 (e)	1,353
2,000	Reg. S, 6.250%, 10/21/20	2,217

		3,570

	India — 0.8%
3,800	IDBI Bank Ltd., Reg. S, 3.750%, 01/25/19	3,798
7,800	Vedanta Resources plc, Reg. S, 6.375%, 07/30/22	7,780

		11,578

	Indonesia — 1.2%
1,380	Majapahit Holding BV, Reg. S, 7.750%, 01/20/20	1,546
	Pertamina Persero PT,
1,100	Reg. S, 6.000%, 05/03/42	1,208
8,000	Reg. S, 6.450%, 05/30/44	9,307
2,300	Reg. S, 6.500%, 05/27/41	2,665
4,100	Perusahaan Listrik Negara PT, Reg. S, 5.500%, 11/22/21	4,479

		19,205

	Kazakhstan — 2.0%
5,110	Kazakhstan Temir Zholy Finance BV, Reg. S, 6.950%, 07/10/42	5,570
	KazMunayGas National Co. JSC,
6,700	5.750%, 04/19/47 (e)	6,558
3,491	Reg. S, 4.400%, 04/30/23	3,552
2,127	Reg. S, 6.375%, 04/09/21	2,345
9,750	Reg. S, 7.000%, 05/05/20	10,749
1,875	Reg. S, 9.125%, 07/02/18	2,003

		30,777

	Mexico — 5.1%
	Banco Nacional de Comercio Exterior SNC,
1,200	Reg. S, 4.375%, 10/14/25	1,232
3,010	VAR, 3.800%, 08/11/26 (e)	2,987
	Petroleos Mexicanos,
3,049	5.375%, 03/13/22 (e)	3,244
2,240	5.500%, 01/21/21	2,382
3,000	5.625%, 01/23/46	2,706
9,874	6.375%, 01/23/45	9,808
5,900	6.500%, 03/13/27 (e)	6,431
2,300	6.500%, 06/02/41	2,320
1,320	6.625%, 06/15/35	1,387
17,950	6.750%, 09/21/47	18,402
11,600	Reg. S, 5.375%, 03/13/22	12,343

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Mexico –– continued
5,800	Reg. S, 6.500%, 03/13/27	6,322
5,871	VAR, 4.770%, 03/11/22 (e)	6,365
3,100	Unifin Financiera SAB de CV, 7.000%, 01/15/25 (e)	3,069

		78,998

	Morocco — 0.3%
4,310	OCP SA, Reg. S, 6.875%, 04/25/44	4,811

	Peru — 0.6%
4,821	Cia Minera Milpo SAA, Reg. S, 4.625%, 03/28/23	4,857
	Consorcio Transmantaro SA,
720	4.375%, 05/07/23 (e)	737
600	Reg. S, 4.375%, 05/07/23	615
2,900	Fondo MIVIVIENDA SA, Reg. S, 3.500%, 01/31/23	2,929

		9,138

	Russia — 1.7%
2,500	Russian Agricultural Bank OJSC Via RSHB Capital SA, Reg. S, 7.750%, 05/29/18	2,632
4,350	Sberbank of Russia Via SB Capital SA, Reg. S, 6.125%, 02/07/22	4,780
	Vnesheconombank Via VEB Finance plc,
2,100	Reg. S, 4.224%, 11/21/18	2,150
9,950	Reg. S, 5.942%, 11/21/23	10,758
5,100	Reg. S, 6.025%, 07/05/22	6,055

		26,375

	South Africa — 0.9%
	Eskom Holdings SOC Ltd.,
1,326	Reg. S, 5.750%, 01/26/21	1,349
2,200	Reg. S, 6.750%, 08/06/23	2,297
6,915	Reg. S, 7.125%, 02/11/25	7,262
2,300	Transnet SOC Ltd., Reg. S, 4.000%, 07/26/22	2,254

		13,162

	Sri Lanka — 0.2%
3,110	National Savings Bank, Reg. S, 8.875%, 09/18/18	3,304

	Trinidad and Tobago — 0.2%
3,550	Petroleum Co. of Trinidad & Tobago Ltd., Reg. S, 9.750%, 08/14/19	3,790

	Tunisia — 0.2%
3,200	Republic of Banque Centrale de Tunisie, Reg. S, 5.750%, 01/30/25	3,096

	Ukraine — 0.2%
3,300	Oschadbank Via SSB #1 plc, Reg. S, SUB, 9.375%, 03/10/23	3,374

	United Arab Emirates — 0.2%
2,100	DP World Ltd., Reg. S, 6.850%, 07/02/37	2,512

	Venezuela — 0.9%
	Petroleos de Venezuela SA,
4,693	Reg. S, 5.375%, 04/12/27	1,830
10,016	Reg. S, 6.000%, 11/15/26	3,821
3,740	Reg. S, 8.500%, 10/27/20	2,918
2,791	Reg. S, 9.000%, 11/17/21	1,478
3,320	Reg. S, 9.750%, 05/17/35	1,627
3,320	Reg. S, 12.750%, 02/17/22	2,004

		13,678

	Total Corporate Bonds (Cost $347,468)	356,412

Foreign Government Securities — 75.1%
	Angola — 1.0%
	Republic of Angola,
9,600	9.500%, 11/12/25	10,272
5,075	Reg. S, 7.000%, 08/17/19	5,242

		15,514

	Argentina — 3.9%
	Provincia de Buenos Aires,
3,454	7.875%, 06/15/27	3,635
800	Reg. S, 9.375%, 09/14/18	856
12,670	Reg. S, 9.950%, 06/09/21	14,539
	Provincia de Cordoba,
1,810	7.450%, 09/01/24 (e)	1,896
2,300	Reg. S, 7.125%, 06/10/21	2,432
3,700	Provincia de Mendoza Argentina, Reg. S, 8.375%, 05/19/24	3,950
	Republic of Argentina,
15,150	6.875%, 04/22/21	16,544
9,562	8.280%, 12/31/33	10,743
8,650	SUB, 2.500%, 12/31/38	5,838

		60,433

	Armenia — 0.5%
7,200	Republic of Armenia, Reg. S, 7.150%, 03/26/25	7,884

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Azerbaijan — 0.5%
7,880	Republic of Azerbaijan, 4.750%, 03/18/24	8,006

	Belarus — 0.3%
4,360	Republic of Belarus, Reg. S, 8.950%, 01/26/18	4,480

	Bermuda — 0.4%
	Government of Bermuda,
2,000	Reg. S, 4.138%, 01/03/23	2,089
4,000	Reg. S, 4.854%, 02/06/24	4,309

		6,398

	Brazil — 3.1%
BRL 34,830	Brazil Notas do Tesouro Nacional, 6.000%, 08/15/22	32,674
	Federative Republic of Brazil,
5,511	6.000%, 04/07/26	5,991
7,300	8.250%, 01/20/34	9,125

		47,790

	Cameroon — 0.7%
9,700	Republic of Cameroon, 9.500%, 11/19/25	11,531

	Colombia — 1.4%
	Republic of Colombia,
6,000	3.875%, 04/25/27	6,048
3,290	4.000%, 02/26/24	3,402
1,850	4.500%, 01/28/26	1,968
6,471	7.375%, 09/18/37	8,335
1,100	8.125%, 05/21/24	1,404
673	10.375%, 01/28/33	1,011

		22,168

	Costa Rica — 1.6%
	Republic of Costa Rica,
2,264	4.250%, 01/26/23	2,230
5,100	7.000%, 04/04/44	5,285
10,800	7.158%, 03/12/45	11,300
1,568	Reg. S, 4.250%, 01/26/23	1,544
	Republic of Instituto Costarricense de Electricidad,
5,109	Reg. S, 6.375%, 05/15/43	4,464

		24,823

	Croatia — 1.8%
	Republic of Croatia,
7,100	Reg. S, 6.000%, 01/26/24	7,973
400	Reg. S, 6.375%, 03/24/21	444
10,800	Reg. S, 6.625%, 07/14/20	11,921
6,520	Reg. S, 6.750%, 11/05/19	7,107

		27,445

	Dominican Republic — 3.8%
	Government of Dominican Republic,
4,086	Reg. S, 5.500%, 01/27/25	4,234
13,012	Reg. S, 5.875%, 04/18/24	13,809
9,946	Reg. S, 6.875%, 01/29/26	11,115
17,600	Reg. S, 7.450%, 04/30/44	19,888
9,113	Reg. S, 7.500%, 05/06/21	10,115

		59,161

	Ecuador — 2.2%
	Republic of Ecuador,
7,760	8.750%, 06/02/23	7,760
3,770	9.625%, 06/02/27	3,770
17,400	Reg. S, 7.950%, 06/20/24	16,487
5,700	Reg. S, 10.750%, 03/28/22	6,106

		34,123

	Egypt — 2.4%
	Arab Republic of Egypt,
3,723	5.875%, 06/11/25	3,681
4,800	6.125%, 01/31/22 (e)	4,934
7,600	7.500%, 01/31/27	8,056
16,150	8.500%, 01/31/47 (e)	17,281
3,396	Reg. S, 5.875%, 06/11/25	3,358

		37,310

	El Salvador — 1.6%
	Republic of El Salvador,
2,950	Reg. S, 5.875%, 01/30/25	2,633
2,184	Reg. S, 6.375%, 01/18/27	1,955
840	Reg. S, 7.375%, 12/01/19	846
9,238	Reg. S, 7.625%, 02/01/41	8,453
3,030	Reg. S, 7.650%, 06/15/35	2,810
4,450	Reg. S, 7.750%, 01/24/23	4,500
3,930	Reg. S, 8.250%, 04/10/32	3,881

		25,078

	Ethiopia — 0.5%
7,800	Federal Democratic Republic of Ethiopia, 6.625%, 12/11/24	7,829

	Gabon — 0.5%
8,150	Gabonese Republic, 6.375%, 12/12/24	8,099

	Ghana — 0.8%
10,400	Republic of Ghana, 10.750%, 10/14/30	12,948

	Honduras — 0.9%
	Republic of Honduras,
3,600	Reg. S, 7.500%, 03/15/24	4,009
8,651	Reg. S, 8.750%, 12/16/20	9,884

		13,893

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Hungary — 2.5%
	Republic of Hungary,
1,822	5.375%, 02/21/23	2,027
3,490	5.375%, 03/25/24	3,926
28,072	5.750%, 11/22/23	32,002

		37,955

	Indonesia — 1.9%
	Republic of Indonesia,
1,860	Reg. S, 4.125%, 01/15/25	1,918
7,760	Reg. S, 5.875%, 01/15/24	8,827
10,500	Reg. S, 6.625%, 02/17/37	13,046
4,285	Reg. S, 6.750%, 01/15/44	5,587

		29,378

	Iraq — 1.4%
23,004	Republic of Iraq, Reg. S, 5.800%, 01/15/28	21,049

	Ivory Coast — 0.5%
	Republic of Ivory Coast,
893	Reg. S, 6.375%, 03/03/28	900
6,836	Reg. S, SUB, 5.750%, 12/31/32	6,631

		7,531

	Jamaica — 0.9%
	Jamaica Government International Bond,
600	7.625%, 07/09/25	700
3,200	8.000%, 06/24/19	3,364
6,220	8.000%, 03/15/39	7,380
1,759	9.250%, 10/17/25	2,252

		13,696

	Jordan — 0.7%
	Kingdom of Jordan,
2,200	5.750%, 01/31/27 (e)	2,194
1,900	Reg. S, 5.750%, 01/31/27	1,895
7,300	Reg. S, 6.125%, 01/29/26	7,534

		11,623

	Kazakhstan — 1.2%
	Republic of Kazakhstan,
561	Reg. S, 3.875%, 10/14/24	570
3,100	Reg. S, 4.875%, 10/14/44	3,081
2,956	Reg. S, 5.125%, 07/21/25	3,235
9,247	Reg. S, 6.500%, 07/21/45	11,050

		17,936

	Kenya — 0.6%
8,900	Republic of Kenya, 6.875%, 06/24/24	9,145

	Lebanon — 3.9%
	Republic of Lebanon,
5,760	6.375%, 03/09/20	5,904
17,350	6.650%, 02/26/30	17,176
9,814	Reg. S, 5.450%, 11/28/19	9,888
13,670	Reg. S, 6.600%, 11/27/26	13,773
12,585	Reg. S, 8.250%, 04/12/21	13,733

		60,474

	Malaysia — 0.5%
8,000	1MDB Global Investments Ltd., Reg. S, 4.400%, 03/09/23	7,408

	Mexico — 1.4%
	United Mexican States,
EUR 2,060	3.375%, 02/23/31	2,441
17,250	5.550%, 01/21/45	19,087

		21,528

	Mongolia — 0.5%
	Mongolia Government International Bond,
1,240	8.750%, 03/09/24 (e)	1,386
5,900	Reg. S, 10.875%, 04/06/21	6,836

		8,222

	Morocco — 0.1%
1,500	Kingdom of Morocco, Reg. S, 5.500%, 12/11/42	1,665

	Nigeria — 1.2%
16,131	Republic of Nigeria, 7.875%, 02/16/32 (e)	17,825

	Oman — 2.1%
	Oman Government International Bond,
8,500	4.750%, 06/15/26	8,521
8,100	5.375%, 03/08/27	8,454
13,900	6.500%, 03/08/47 (e)	15,030

		32,005

	Pakistan — 1.0%
	Republic of Pakistan,
7,697	Reg. S, 7.250%, 04/15/19	8,117
6,860	Reg. S, 8.250%, 04/15/24	7,665

		15,782

	Panama — 1.5%
	Republic of Panama,
5,000	6.700%, 01/26/36	6,469
1,700	7.125%, 01/29/26	2,165
4,290	8.875%, 09/30/27	6,113
5,550	9.375%, 04/01/29	8,221

		22,968

	Paraguay — 1.6%
	Republic of Paraguay,
1,530	4.700%, 03/27/27 (e)	1,572

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Paraguay –– continued
1,867	Reg. S, 4.625%, 01/25/23	1,960
4,470	Reg. S, 5.000%, 04/15/26	4,722
14,520	Reg. S, 6.100%, 08/11/44	15,827

		24,081

	Peru — 0.9%
11,105	Republic of Peru, 5.625%, 11/18/50	13,615

	Philippines — 1.2%
	Republic of Philippines,
1,900	6.375%, 10/23/34	2,537
9,550	7.750%, 01/14/31	13,692
1,100	9.500%, 02/02/30	1,753

		17,982

	Romania — 1.0%
	Republic of Romania,
4,274	Reg. S, 4.375%, 08/22/23	4,546
2,258	Reg. S, 4.875%, 01/22/24	2,470
6,966	Reg. S, 6.750%, 02/07/22	8,089

		15,105

	Russia — 0.9%
	Russian Federation,
4,800	Reg. S, 4.500%, 04/04/22	5,117
2,600	Reg. S, 4.875%, 09/16/23	2,821
6,000	Reg. S, 5.625%, 04/04/42	6,750

		14,688

	Senegal — 0.4%
	Republic of Senegal,
2,620	6.250%, 05/23/33 (e)	2,644
3,150	Reg. S, 6.250%, 07/30/24	3,323

		5,967

	Serbia — 1.4%
	Republic of Serbia,
305	5.250%, 11/21/17 (e)	309
600	5.875%, 12/03/18 (e)	630
5,000	Reg. S, 4.875%, 02/25/20	5,210
1,115	Reg. S, 5.250%, 11/21/17	1,131
12,100	Reg. S, 7.250%, 09/28/21	13,915

		21,195

	South Africa — 1.7%
	Republic of South Africa,
7,800	4.300%, 10/12/28	7,459
3,700	5.000%, 10/12/46	3,538
2,640	5.375%, 07/24/44	2,663
3,900	5.500%, 03/09/20	4,154
7,940	5.875%, 09/16/25	8,684

		26,498

	Sri Lanka — 2.9%
	Republic of Sri Lanka,
5,740	6.200%, 05/11/27 (e)	5,826
800	Reg. S, 5.750%, 01/18/22	831
4,300	Reg. S, 5.875%, 07/25/22	4,472
8,600	Reg. S, 6.000%, 01/14/19	8,912
1,000	Reg. S, 6.125%, 06/03/25	1,027
4,684	Reg. S, 6.250%, 10/04/20	4,983
12,660	Reg. S, 6.250%, 07/27/21	13,499
4,460	Reg. S, 6.825%, 07/18/26	4,744
600	Reg. S, 6.850%, 11/03/25	639

		44,933

	Turkey — 5.5%
	Republic of Turkey,
3,445	5.750%, 03/22/24	3,673
4,260	5.750%, 05/11/47	4,244
2,700	6.000%, 03/25/27	2,899
8,850	6.000%, 01/14/41	9,171
9,450	6.625%, 02/17/45	10,596
1,055	6.875%, 03/17/36	1,205
14,880	7.375%, 02/05/25	17,372
1,050	8.000%, 02/14/34	1,321
TRY 115,000	11.000%, 02/24/27	34,146

		84,627

	Ukraine — 3.7%
	Republic of Ukraine,
26,800	7.750%, 09/01/19	27,524
11,600	Reg. S, 7.750%, 09/01/20	11,803
6,750	Reg. S, 7.750%, 09/01/21	6,841
1,900	Reg. S, 7.750%, 09/01/22	1,908
5,300	Reg. S, 7.750%, 09/01/27	5,162
2,170	VAR, 0.000%, 05/31/40	803
3,743	Ukreximbank Via Biz Finance plc, Reg. S, 9.750%, 01/22/25	3,813

		57,854

	Uruguay — 2.3%
	Republic of Uruguay,
7,600	4.375%, 10/27/27	8,018
14,279	5.100%, 06/18/50	14,315
606	7.625%, 03/21/36	808
8,646	7.875%, 01/15/33	11,650

		34,791

	Venezuela — 1.1%
	Republic of Venezuela,
4,220	9.250%, 09/15/27	2,216
882	9.375%, 01/13/34	423
1,080	Reg. S, 7.000%, 12/01/18	724

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Venezuela –– continued
2,530	Reg. S, 7.000%, 03/31/38	1,113
2,303	Reg. S, 7.650%, 04/21/25	1,054
3,765	Reg. S, 7.750%, 10/13/19	2,080
2,020	Reg. S, 8.250%, 10/13/24	944
1,167	Reg. S, 9.000%, 05/07/23	580
3,610	Reg. S, 9.250%, 05/07/28	1,724
2,770	Reg. S, 11.750%, 10/21/26	1,537
6,440	Reg. S, 11.950%, 08/05/31	3,542
1,960	Reg. S, 12.750%, 08/23/22	1,181

		17,118

	Vietnam — 0.1%
1,000	Republic of Vietnam,Reg. S, 6.750%, 01/29/20	1,090

	Zambia — 0.6%
9,000	Republic of Zambia, Reg. S, 8.970%, 07/30/27	9,697

	Total Foreign Government Securities (Cost $1,128,268)	1,160,344

SHARES
Short-Term Investment — 0.5%
	Investment Company — 0.5%
7,837	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.970% (b) (l) (Cost $7,841)	7,841

	Total Investments — 98.7% (Cost $1,483,577)	1,524,597
	Other Assets in Excess of Liabilities — 1.3%	19,490

	NET ASSETS — 100.0%	$1,544,087

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
10,344	AUD	Goldman Sachs International	06/14/17	7,706	7,685	(21)

35,053	BRL	Goldman Sachs International†	06/14/17	10,841	10,802	(39)

4,477	CAD	HSBC Bank, NA	06/14/17	3,350	3,314	(36)
5,297	CAD	Royal Bank of Canada	06/14/17	3,893	3,922	29
5,278	CAD	State Street Corp.	06/14/17	3,837	3,908	71

1,719	CHF	National Australia Bank	06/14/17	1,715	1,776	61
4,862	CHF	Royal Bank of Canada	06/14/17	4,850	5,024	174

4,777,870	CLP	Goldman Sachs International†	06/14/17	7,178	7,088	(90)

22,473	CNH	Deutsche Bank AG	06/14/17	3,237	3,315	78

12,044,477	COP	Goldman Sachs International†	06/14/17	4,164	4,122	(42)

88,546	CZK	Goldman Sachs International	06/14/17	3,709	3,778	69
96,019	CZK	HSBC Bank, NA	06/14/17	3,910	4,096	186

2,666	GBP	HSBC Bank, NA	06/14/17	3,430	3,436	6
5,505	GBP	State Street Corp.	06/14/17	6,832	7,095	263
2,033	GBP	Union Bank of Switzerland AG	06/14/17	2,472	2,620	148

51,428,615	IDR	Goldman Sachs International†	06/14/17	3,861	3,863	2

11,973	ILS	Goldman Sachs International	06/14/17	3,310	3,383	73

507,429	INR	Goldman Sachs International†	06/14/17	7,895	7,862	(33)

17,344	MXN	Citibank, NA	06/14/17	913	928	15
64,980	MXN	Credit Suisse International	06/14/17	3,351	3,478	127
129,653	MXN	Goldman Sachs International	06/14/17	6,506	6,939	433

15,145	PLN	Credit Suisse International	06/14/17	3,923	4,071	148
13,622	PLN	Deutsche Bank AG	06/14/17	3,467	3,661	194
27,365	PLN	HSBC Bank, NA	06/14/17	7,026	7,355	329

218,719	RUB	Citibank, NA†	06/14/17	3,787	3,845	58
1,163,384	RUB	Goldman Sachs International†	06/14/17	20,011	20,455	444

5,402	SGD	BNP Paribas	06/14/17	3,882	3,905	23
5,397	SGD	HSBC Bank, NA	06/14/17	3,882	3,901	19

13,830	TRY	Barclays Bank plc	06/14/17	3,856	3,906	50
12,328	TRY	HSBC Bank, NA	06/14/17	3,350	3,482	132
13,806	TRY	Merrill Lynch International	06/14/17	3,844	3,899	55
248,493	TRY	HSBC Bank, NA	06/30/17	68,481	69,833	1,352
131	TRY	Societe Generale	06/30/17	36	37	1

100,727	TWD	Goldman Sachs International†	06/14/17	3,346	3,343	(3)

				225,851	230,127	4,276

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,437	AUD	Barclays Bank plc	06/14/17	1,845	1,810	35
11,386	AUD	HSBC Bank, NA	06/14/17	8,579	8,459	120
1,652	AUD	Standard Chartered Bank	06/14/17	1,221	1,227	(6)

10,725	BRL	Citibank, NA†	06/14/17	3,427	3,305	122
13,459	BRL	Goldman Sachs International†	06/14/17	4,016	4,148	(132)
105,012	BRL	Goldman Sachs International†	06/30/17	31,596	32,247	(651)

5,251	CAD	Goldman Sachs International	06/14/17	3,914	3,888	26
9,801	CAD	State Street Corp.	06/14/17	7,283	7,257	26

3,185	CHF	Credit Suisse International	06/14/17	3,213	3,290	(77)
3,396	CHF	Union Bank of Switzerland AG	06/14/17	3,419	3,509	(90)

2,599,436	CLP	Goldman Sachs International†	06/14/17	3,837	3,857	(20)
2,204,589	CLP	Merrill Lynch International†	06/14/17	3,276	3,270	6
2,553,230	CLP	Bank of New York Mellon Corp.†	06/14/17	3,885	3,788	97

16,974	CNH	Goldman Sachs International	06/14/17	2,435	2,504	(69)
5,499	CNH	HSBC Bank, NA	06/14/17	791	811	(20)

23,236,359	COP	Goldman Sachs International†	06/14/17	7,847	7,953	(106)

3,610	EUR	Credit Suisse International	06/14/17	3,955	4,058	(103)
3,659	EUR	Goldman Sachs International	06/14/17	4,043	4,113	(70)
6,858	EUR	HSBC Bank, NA	06/14/17	7,493	7,708	(215)
2,430	EUR	Royal Bank of Canada	06/30/17	2,635	2,734	(99)

3,906	GBP	Deutsche Bank AG	06/14/17	4,746	5,034	(288)
4,672	GBP	Goldman Sachs International	06/14/17	5,745	6,022	(277)
1,626	GBP	TD Bank Financial Group	06/14/17	1,992	2,095	(103)

253,731	INR	Goldman Sachs International†	06/14/17	3,874	3,931	(57)
253,698	INR	Merrill Lynch International†	06/14/17	3,875	3,931	(56)

211,977	MXN	Goldman Sachs International	06/14/17	11,275	11,346	(71)

192,601	PHP	Goldman Sachs International†	06/14/17	3,861	3,867	(6)

19,339	PLN	HSBC Bank, NA	06/14/17	4,747	5,198	(451)
7,512	PLN	State Street Bank & Trust	06/14/17	1,846	2,019	(173)

939,497	RUB	Goldman Sachs International†	06/14/17	15,880	16,518	(638)

10,799	SGD	BNP Paribas	06/14/17	7,734	7,806	(72)

12,328	TRY	HSBC Bank, NA	06/14/17	3,329	3,482	(153)
125,759	TRY	HSBC Bank, NA	06/30/17	34,303	35,341	(1,038)
122,865	TRY	Societe Generale	06/30/17	33,764	34,528	(764)

24,304	TWD	Goldman Sachs International†	06/14/17	791	807	(16)
76,423	TWD	Merrill Lynch International†	06/14/17	2,477	2,536	(59)

				248,949	254,397	(5,448)

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	China Yuan (offshore)
COP	—	Colombian Peso
CZK	—	Czech Republic Koruna
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
MXN	—	Mexican Peso
PHP	—	Philippine Peso
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2017.
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
†	—	Non-deliverable forward.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of May 31, 2017.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,437
Aggregate gross unrealized depreciation	(5,417)

Net unrealized appreciation/depreciation	$41,020

Federal income tax cost of investments	$1,483,577

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,841	$1,516,756	$—	$1,524,597

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,972	$—	$4,972

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(6,144)	$—	$(6,144)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2017.

B. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contract in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) describes the various derivatives used by the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment stategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for Non-deliverable forward foreign currency exchange contracts.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 83.4%
	FFCB — 9.9%
12,500	VAR, 1.010%, 06/01/17	12,493
79,500	VAR, 1.033%, 06/06/17	79,611
50,000	VAR, 1.035%, 06/01/17	49,965
25,000	VAR, 1.045%, 06/01/17	24,999
25,000	VAR, 1.102%, 06/05/17	25,000
20,000	VAR, 1.110%, 06/01/17	20,013
23,000	VAR, 1.112%, 06/01/17	22,997
40,000	VAR, 1.139%, 06/12/17	39,997
25,000	VAR, 1.163%, 06/08/17	25,002
10,000	VAR, 1.202%, 06/01/17	10,018

		310,095

	FHLB — 73.5%
45,000	DN, 0.740%, 07/21/17 (n)	44,954
331,850	DN, 0.765%, 06/14/17 (n)	331,758
623,500	DN, 0.771%, 06/19/17 (n)	623,260
100,000	DN, 0.775%, 06/13/17 (n)	99,974
75,000	DN, 0.775%, 06/20/17 (n)	74,969
150,687	DN, 0.776%, 06/16/17 (n)	150,638
100,000	DN, 0.780%, 06/22/17 (n)	99,954
109,412	DN, 0.781%, 06/12/17 (n)	109,386
32,300	DN, 0.783%, 06/21/17 (n)	32,286
73,270	DN, 0.815%, 06/28/17 (n)	73,225
9,044	DN, 0.841%, 06/30/17 (n)	9,038
29,500	DN, 0.941%, 07/19/17 (n)	29,463
73,584	DN, 0.946%, 07/24/17 (n)	73,482
6,000	DN, 1.006%, 12/07/17 (n)	5,968
25,000	VAR, 0.776%, 06/08/17	25,000
50,000	VAR, 0.799%, 08/08/17	50,000
25,000	VAR, 0.823%, 06/26/17	25,000
150,000	VAR, 0.824%, 06/28/17	150,000
25,000	VAR, 0.826%, 06/22/17	25,000
15,000	VAR, 0.832%, 06/30/17	15,000
23,500	VAR, 0.862%, 06/23/17	23,500
25,000	VAR, 0.913%, 06/27/17	25,000
25,000	VAR, 1.011%, 06/14/17	25,000
25,000	VAR, 1.031%, 08/12/17	25,000
15,000	VAR, 1.056%, 07/21/17	15,000
25,000	VAR, 1.070%, 08/02/17	25,000
25,000	VAR, 1.082%, 06/07/17	25,006
25,000	VAR, 1.095%, 08/22/17	25,000
50,000	VAR, 1.106%, 06/08/17	49,997
35,000	VAR, 1.172%, 08/22/17	35,000

		2,321,858

	Total U.S. Government Agency Securities (Cost $2,631,953)	2,631,953

U.S. Treasury Obligations — 6.7%
	U.S. Treasury Floating Rate Note — 0.8%
25,000	VAR, 1.194%, 06/01/17	25,046

	U.S. Treasury Note — 5.9%
49,253	0.625%, 06/30/17	49,247
14,117	0.750%, 06/30/17	14,117
40,000	0.750%, 10/31/17	39,981
35,000	1.875%, 10/31/17	35,151
25,500	2.250%, 11/30/17	25,671
23,125	2.500%, 06/30/17	23,157

		187,324

	Total U.S. Treasury Obligations (Cost $212,370)	212,370

Short-Term Investments — 7.9%
	U.S. Treasury Obligations — 7.9%
	U.S. Treasury Bill — 7.9% (n)
100,000	0.609%, 07/20/17	99,917
150,000	0.745%, 06/22/17	149,935

	Total Short-Term Investments (Cost $249,852)	249,852

	Total Investments — 98.0% (Cost $3,094,175)*	3,094,175
	Other Assets in Excess of Liabilities — 2.0%	64,259

	NET ASSETS — 100.0%	$3,158,434

Percentages indicated are based on net assets.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
(n)	—	The rate shown is the effective yield as of May 31, 2017.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2017, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,094,175	$—	$3,094,175

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2017.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 14.5%
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
74,120	Series 2003-13, Class AF5, SUB, 4.955%, 01/25/34	76,656
104,303	Series 2003-13, Class AF6, SUB, 4.955%, 01/25/34	111,187
425,000	Anchor Assets IX LLC, Series 2016-1, Class B, 6.250%, 02/15/20 (e)	425,000
1,000,000	Camillo Issuer LLC, Series 2017-SFR1, Class A, 5.500%, 06/05/27 (e)	1,000,000
350,000	CarFinance Capital Auto Trust, Series 2015-1A, Class E, 5.490%, 01/18/22 (e)	355,166
	Centex Home Equity Loan Trust,
237,753	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	240,788
147,052	Series 2004-A, Class AF4, SUB, 5.010%, 08/25/32	147,735
434,000	CPS Auto Receivables Trust, Series 2014-B, Class D, 4.620%, 05/15/20 (e)	436,045
	DT Auto Owner Trust,
175,000	Series 2016-1A, Class D, 4.660%, 12/15/22 (e)	178,712
750,000	Series 2016-3A, Class D, 4.520%, 06/15/23 (e)	768,740
500,000	Series 2017-2A, Class E, 6.030%, 01/15/24 (e)	509,261
	Equity One Mortgage Pass-Through Trust,
181,201	Series 2003-2, Class M2, VAR, 5.658%, 09/25/33	176,720
60,159	Series 2004-2, Class M1, SUB, 5.692%, 07/25/34	59,965
	Exeter Automobile Receivables Trust,
350,000	Series 2015-2A, Class D, 5.790%, 05/16/22 (e)	351,781
750,000	Series 2016-3A, Class D, 6.400%, 07/17/23 (e)	775,896
338,406	LV Tower 52 Issuer, Series 2013-1, Class M, 7.750%, 02/15/23 (e)	324,532
185,835	NRPL Trust, Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	185,991
	OneMain Financial Issuance Trust,
100,000	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	100,299
100,000	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	100,938
150,000	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	152,053
273,714	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class M1, SUB, 5.105%, 07/25/35	268,981
250,000	Progreso Receivables Funding IV LLC, Series 2015-B, Class B, 5.000%, 07/28/20 (e)	251,250
250,000	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	250,859
162,176	RAMP Trust, Series 2002-RS2, Class AI5, VAR, 6.030%, 03/25/32	165,293
1,000,000	RCM Fund 1 Issuer LLC, Series 2017-1, Class A, 5.500%, 10/25/21 (e)	1,000,000
	Renaissance Home Equity Loan Trust,
205,616	Series 2003-4, Class M2F, SUB, 6.244%, 03/25/34	195,835
645,000	Series 2005-2, Class M1, SUB, 5.051%, 08/25/35	532,972
356,832	Saxon Asset Securities Trust, Series 2002-2, Class AF5, SUB, 6.490%, 01/25/31	361,386
447,508	Security National Mortgage Loan Trust, Series 2004-2A, Class AF3, 5.772%, 11/25/34 (e)	449,753
269,814	Structured Asset Investment Loan Trust, Series 2004-8, Class M3, VAR, 1.999%, 09/25/34	257,687
274,000	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.570%, 05/15/21 (e)	275,083
131,096	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	132,203
413,721	VOLT XXII LLC, Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	413,716
350,000	Westlake Automobile Receivables Trust, Series 2016-1A, Class E, 6.520%, 06/15/22 (e)	361,975

	Total Asset-Backed Securities (Cost $11,313,890)	11,394,458

Collateralized Mortgage Obligations — 11.7%
	Alternative Loan Trust,
57,951	Series 2004-18CB, Class 5A1, 6.250%, 09/25/34	58,552
37,626	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	38,701
49,074	Series 2005-23CB, Class A7, 5.250%, 07/25/35	45,470
187,000	Angel Oak Mortgage Trust LLC, Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	186,566
172,630	Banc of America Alternative Loan Trust, Series 2005-3, Class 2A1, 5.500%, 04/25/20	174,357
318,305	Bear Stearns Alt-A Trust, Series 2004-7, Class 2A1, 3.286%, 08/25/34	324,963
203,417	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC4, Class M1, SUB, 5.658%, 09/25/33	192,224
104,519	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-8, Class 1A5, 5.500%, 11/25/35	98,941
256,129	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 3A5, 5.250%, 09/25/33	255,292
259,015	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 3A5, SUB, 5.660%, 12/25/33	260,711
	FHLMC REMIC,
210,955	Series 4091, Class TS, IF, IO, 5.556%, 08/15/42	53,540
646,521	Series 4116, Class LS, IF, IO, 5.206%, 10/15/42	136,368
2,153,508	Series 4136, Class UI, IO, 2.500%, 11/15/27	176,665
893,614	Series 4149, Class IO, IO, 3.000%, 01/15/33	123,169
1,710,043	Series 4216, Class EI, IO, 3.000%, 06/15/28	174,021
1,111,505	Series 4495, Class PI, IO, 4.000%, 09/15/43	179,956
800,105	Series 4535, Class PI, IO, 4.000%, 03/15/44	134,697
786,000	Series 4550, Class DI, IO, 4.000%, 03/15/44	134,190
464,511	Series 4570, Class PI, IO, 4.000%, 03/15/44	80,383
497,534	Series 4570, Class ST, IF, IO, 5.006%, 04/15/46	114,678
743,338	Series 4572, Class SA, IF, IO, 5.056%, 04/15/46	163,762
732,239	Series 4585, Class JI, IO, 4.000%, 05/15/45	137,922
1,384,397	Series 4593, Class IL, IO, 4.500%, 09/15/42	240,951

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
597,249	Series 4599, Class SA, IF, IO, 5.006%, 07/15/46	127,520
94,794	Series 4612, Class PI, IO, 3.500%, 06/15/44	14,200
1,162,232	Series 4612, Class QI, IO, 3.500%, 05/15/44	175,870
638,625	Series 4628, Class I, IO, 4.000%, 11/15/46	136,905
751,881	Series 4628, Class PI, IO, 4.000%, 07/15/45	136,240
1,225,816	Series 4657, Class QI, IO, 4.000%, 09/15/44	208,173
	FHLMC STRIPS,
1,886,501	Series 311, Class S1, IF, IO, 4.961%, 08/15/43	393,868
2,161,807	Series 326, Class S2, IF, IO, 5.183%, 03/15/44	441,140
250,000	FHLMC Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M3, VAR, 4.591%, 04/25/24	274,752
	FNMA REMIC,
679,945	Series 2008-36, Class LI, IO, 6.000%, 05/25/23	73,458
1,566,738	Series 2012-63, Class NI, IO, 4.000%, 06/25/40	172,963
579,920	Series 2012-133, Class HS, IF, IO, 5.168%, 12/25/42	133,551
532,773	Series 2012-144, Class SK, IF, IO, 5.118%, 01/25/43	107,244
2,039,084	Series 2013-59, Class DI, IO, 3.000%, 06/25/28	188,635
1,173,061	Series 2015-25, Class CI, IO, 3.500%, 05/25/30	149,540
657,531	Series 2015-48, Class ST, IF, IO, 4.596%, 07/25/45	123,591
1,014,930	Series 2016-6, Class KI, IO, 4.000%, 02/25/44	169,290
359,324	Series 2016-38, Class SA, IF, IO, 4.976%, 06/25/46	77,475
834,598	Series 2016-43, Class MI, IO, 4.000%, 10/25/45	157,860
284,661	Series 2016-63, Class AS, IF, IO, 4.976%, 09/25/46	62,376
1,047,733	Series 2016-90, Class IN, IO, 3.500%, 12/25/46	181,995
	FNMA STRIPS,
916,106	Series 421, Class 7, IO, 3.500%, 05/25/30	78,718
1,175,492	Series 421, Class C3, IO, 4.000%, 07/25/30	154,609
105,853	GMACM Mortgage Loan Trust, Series 2004-J2, Class A8, 5.750%, 06/25/34	108,503
	GNMA,
260,000	Series 2014-140, Class BW, 3.500%, 09/20/44	265,408
292,422	Series 2015-144, Class SA, IF, IO, 5.207%, 10/20/45	70,741
1,120,216	Series 2016-122, Class BI, 4.000%, 09/20/46	232,839
210,827	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)	172,699
112,537	JP Morgan Mortgage Trust, Series 2006-S1, Class 1A1, 6.000%, 04/25/36	116,469
102,123	MASTR Asset Securitization Trust, Series 2003-11, Class 7A2, 5.250%, 12/25/33	103,699
187,376	RAAC Trust, Series 2005-SP1, Class 4A1, 7.000%, 09/25/34	193,860
	RALI Trust,
100,432	Series 2002-QS18, Class A1, 5.500%, 12/25/17	100,094
112,816	Series 2004-QS7, Class A4, 5.500%, 05/25/34	114,460
74,373	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 2A2, 5.500%, 10/25/34	75,980
264,977	WaMu Mortgage Pass-Through Certificates, Series 2003-S4, Class 2A2, 5.500%, 06/25/33	267,919
	Wells Fargo Mortgage-Backed Securities Trust,
77,689	Series 2005-14, Class 1A1, 5.500%, 12/25/35	80,086
23,388	Series 2007-14, Class 1A1, 6.000%, 10/25/37	23,070

	Total Collateralized Mortgage Obligations (Cost $9,237,137)	9,151,879

Commercial Mortgage-Backed Securities — 10.1%
250,000	A10 Term Asset Financing LLC, Series 2014-1, Class D, 5.080%, 04/15/33 (e)	249,653
550,000	Access PT Funding Trust, Series 2016-1, 7.000%, 02/15/23	550,475
	Banc of America Commercial Mortgage Trust,
74,928	Series 2007-1, Class AM, 5.416%, 01/15/49 (e)	74,859
45,688	Series 2007-1, Class AMFX, VAR, 5.482%, 01/15/49	45,655
131,902	Series 2007-3, Class AJ, VAR, 5.850%, 06/10/49	132,397
100,000	Series 2007-3, Class B, VAR, 5.850%, 06/10/49	101,000
	Bear Stearns Commercial Mortgage Securities Trust,
300,000	Series 2005-T20, Class D, VAR, 5.115%, 10/12/42	302,194
11,304	Series 2006-PW13, Class AJ, VAR, 5.611%, 09/11/41	11,361
110,000	Series 2006-PW13, Class B, VAR, 5.660%, 09/11/41 (e)	110,629
55,378	Series 2006-PW14, Class AJ, 5.273%, 12/11/38	55,779
	CD Mortgage Trust,
235,000	Series 2007-CD5, Class AJA, VAR, 6.211%, 11/15/44	238,926
435,000	Series 2017-CD4, Class D, 3.300%, 05/10/50 (e)	362,739
395,000	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 09/15/48 (e)	319,460
	Commercial Mortgage Trust,
100,000	Series 2007-GG11, Class AJ, VAR, 6.023%, 12/10/49	100,882
105,000	Series 2014-CR15, Class D, VAR, 4.912%, 02/10/47 (e)	97,205
170,000	Series 2014-LC17, Class C, VAR, 4.712%, 10/10/47	171,738
185,000	Series 2015-CR24, Class D, VAR, 3.463%, 08/10/48	144,103
126,896	Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.416%, 02/15/40	126,763
455,000	DBJPM Mortgage Trust, Series 2016-C1, Class D, VAR, 3.505%, 05/10/49 (e)	368,813
200,000	FORT CRE LLC, Series 2016-1A, Class D, VAR, 6.826%, 05/21/36 (e)	202,898
	GS Mortgage Securities Trust,
235,000	Series 2007-GG10, Class AM, VAR, 5.768%, 08/10/45	235,345

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
90,589	Series 2016-GS2, Class D, 2.753%, 05/10/49 (e)	70,620
	JP Morgan Chase Commercial Mortgage Securities Trust,
194,115	Series 2005-LDP5, Class F, VAR, 5.699%, 12/15/44	193,627
77,655	Series 2006-LDP8, Class B, VAR, 5.520%, 05/15/45	77,587
115,000	Series 2006-LDP8, Class C, VAR, 5.549%, 05/15/45	115,183
230,000	Series 2007-LD11, Class AM, VAR, 5.841%, 06/15/49	235,462
385,000	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, VAR, 6.012%, 07/15/44	386,933
	LB-UBS Commercial Mortgage Trust,
169,602	Series 2006-C6, Class AJ, VAR, 5.452%, 09/15/39	147,745
155,000	Series 2007-C6, Class AJ, VAR, 6.191%, 07/15/40	160,063
150,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class D, 3.250%, 12/15/47 (e)	120,989
	Morgan Stanley Capital I Trust,
88,578	Series 2005-HQ7, Class D, VAR, 5.149%, 11/14/42	88,300
135,000	Series 2006-HQ9, Class D, VAR, 5.862%, 07/12/44	134,741
90,287	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	90,344
149,930	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	146,868
	Wachovia Bank Commercial Mortgage Trust,
215,000	Series 2005-C21, Class D, VAR, 5.294%, 10/15/44	213,843
62,947	Series 2006-C29, Class AJ, VAR, 5.368%, 11/15/48	63,261
195,400	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	198,577
250,000	Series 2007-C31, Class B, VAR, 5.700%, 04/15/47	250,000
120,000	Series 2007-C33, Class AJ, VAR, 6.053%, 02/15/51	122,349
250,000	Series 2007-C33, Class B, VAR, 6.053%, 02/15/51	237,680
140,000	Series 2007-C33, Class C, VAR, 6.053%, 02/15/51	122,071
250,000	Series 2007-C34, Class B, VAR, 6.207%, 05/15/46	249,696
	Wells Fargo Commercial Mortgage Trust,
450,000	Series 2015-NXS1, Class D, VAR, 4.103%, 05/15/48	392,419
100,000	Series 2016-BNK1, Class D, 3.000%, 08/15/49 (e)	80,616

	Total Commercial Mortgage-Backed Securities (Cost $7,934,397)	7,901,848

Corporate Bonds — 43.1%
	Consumer Discretionary — 8.5%
	Auto Components — 0.9%
	American Axle & Manufacturing, Inc.,
87,000	6.250%, 04/01/25 (e)	86,130
21,000	6.500%, 04/01/27 (e)	20,737
95,000	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	96,663
100,000	Dana Financing Luxembourg SARL, 6.500%, 06/01/26 (e)	107,250
60,000	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	63,075
320,000	TI Group Automotive Systems LLC, (United Kingdom), 8.750%, 07/15/23 (e)	340,000

		713,855

	Automobiles — 0.3%
220,000	General Motors Co., 6.250%, 10/02/43	240,559

	Distributors — 0.0% (g)
30,000	Univar USA, Inc., 6.750%, 07/15/23 (e)	31,425

	Diversified Consumer Services — 0.2%
135,000	New York University, 4.142%, 07/01/48	130,278

	Hotels, Restaurants & Leisure — 1.3%
65,000	Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20	67,356
95,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	92,625
20,000	Golden Nugget, Inc., 8.500%, 12/01/21 (e)	21,350
200,000	International Game Technology plc, 6.500%, 02/15/25 (e)	218,376
15,000	Jack Ohio Finance LLC, 6.750%, 11/15/21 (e)	15,544
6,000	Landry’s, Inc., 6.750%, 10/15/24 (e)	6,195
110,000	LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)	117,425
165,000	MGM Resorts International, 7.750%, 03/15/22	193,462
35,000	Ruby Tuesday, Inc., 7.625%, 05/15/20	33,250
195,000	Scientific Games International, Inc., 10.000%, 12/01/22	212,306
20,000	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	21,250
5,000	Wynn Las Vegas LLC, 5.500%, 03/01/25 (e)	5,288

		1,004,427

	Household Durables — 0.3%
58,000	American Greetings Corp., 7.875%, 02/15/25 (e)	61,770
14,000	New Home Co., Inc. (The), 7.250%, 04/01/22 (e)	14,490
25,000	Radio Systems Corp., 8.375%, 11/01/19 (e)	26,045
100,000	Tempur Sealy International, Inc., 5.500%, 06/15/26	100,420

		202,725

	Media — 4.4%
715,000	Altice Financing SA, (Luxembourg), 7.500%, 05/15/26 (e)	787,394
200,000	Altice Luxembourg SA, (Luxembourg), 7.750%, 05/15/22 (e)	212,500
31,000	Cablevision Systems Corp., 8.000%, 04/15/20	34,797
	Charter Communications Operating LLC,
56,000	6.384%, 10/23/35	65,835
230,000	6.484%, 10/23/45	274,827
	Clear Channel Worldwide Holdings, Inc.,
100,000	Series A, 6.500%, 11/15/22	102,000
64,000	Series B, 6.500%, 11/15/22	65,920
160,000	Series A, 7.625%, 03/15/20	158,400
330,000	Series B, 7.625%, 03/15/20	331,650
	CSC Holdings LLC,
10,000	5.250%, 06/01/24	10,206
5,000	6.750%, 11/15/21	5,531
200,000	10.875%, 10/15/25 (e)	243,500
	DISH DBS Corp.,
225,000	5.875%, 11/15/24	239,625

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
385,000	7.750%, 07/01/26	452,375
66,000	iHeartCommunications, Inc., 9.000%, 12/15/19	52,263
285,000	Nexstar Broadcasting, Inc., 6.125%, 02/15/22 (e)	299,963
40,000	Regal Entertainment Group, 5.750%, 02/01/25	41,200
75,000	Time, Inc., 5.750%, 04/15/22 (e)	77,531
30,000	WMG Acquisition Corp., 6.750%, 04/15/22 (e)	31,598

		3,487,115

	Multiline Retail — 0.3%
140,000	JC Penney Corp., Inc., 6.375%, 10/15/36	102,200
280,000	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	144,900

		247,100

	Specialty Retail — 0.8%
34,000	Caleres, Inc., 6.250%, 08/15/23	35,445
51,000	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	24,735
37,000	Guitar Center, Inc., 6.500%, 04/15/19 (e)	31,866
330,000	L Brands, Inc., 6.750%, 07/01/36	317,691
	PetSmart, Inc.,
195,000	7.125%, 03/15/23 (e)	181,838
5,000	8.875%, 06/01/25 (e)	4,956

		596,531

	Total Consumer Discretionary	6,654,015

	Consumer Staples — 1.8%
	Beverages — 0.0% (g)
17,000	DS Services of America, Inc., (Canada), 10.000%, 09/01/21 (e)	18,126

	Food & Staples Retailing — 1.2%
260,000	Albertsons Cos. LLC, 6.625%, 06/15/24 (e)	269,100
230,000	New Albertsons, Inc., 8.000%, 05/01/31	225,975
100,000	Rite Aid Corp., 6.125%, 04/01/23 (e)	99,330
	SUPERVALU, Inc.,
20,000	6.750%, 06/01/21	20,425
230,000	7.750%, 11/15/22	236,325
100,000	Tesco plc, (United Kingdom), 6.150%, 11/15/37 (e)	103,077
20,000	Tops Holding LLC, 8.000%, 06/15/22 (e)	16,800

		971,032

	Food Products — 0.3%
55,000	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	55,000
	JBS USA LUX SA, (Brazil),
82,000	5.750%, 06/15/25 (e)	78,823
45,000	5.875%, 07/15/24 (e)	43,875
25,000	7.250%, 06/01/21 (e)	25,031
23,000	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	23,575

		226,304

	Household Products — 0.2%
80,000	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	84,500
72,000	Kronos Acquisition Holdings, Inc., (Canada), 9.000%, 08/15/23 (e)	70,819

		155,319

	Personal Products — 0.1%
15,000	Nature’s Bounty Co. (The), 7.625%, 05/15/21 (e)	15,675
35,000	Revlon Consumer Products Corp., 6.250%, 08/01/24	31,063

		46,738

	Total Consumer Staples	1,417,519

	Energy — 4.9%
	Energy Equipment & Services — 0.7%
155,000	Precision Drilling Corp., (Canada), 6.500%, 12/15/21	156,938
50,000	SESI LLC, 7.125%, 12/15/21	49,875
17,000	Transocean Proteus Ltd., 6.250%, 12/01/24 (e)	17,510
	Transocean, Inc.,
135,000	6.800%, 03/15/38	104,752
26,000	9.000%, 07/15/23 (e)	27,170
35,000	Unit Corp., 6.625%, 05/15/21	34,300
	Weatherford International Ltd.,
79,000	6.500%, 08/01/36	73,045
27,000	7.750%, 06/15/21	28,495
32,000	8.250%, 06/15/23	33,920
20,000	9.875%, 02/15/24 (e)	22,500

		548,505

	Oil, Gas & Consumable Fuels — 4.2%
220,000	Alta Mesa Holdings LP, 7.875%, 12/15/24 (e)	230,450
120,000	Blue Racer Midstream LLC, 6.125%, 11/15/22 (e)	123,300
18,000	California Resources Corp., 8.000%, 12/15/22 (e)	13,477
252,000	Chesapeake Energy Corp., 8.000%, 01/15/25 (e)	250,740
25,000	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	25,562
550,000	Ecopetrol SA, (Colombia), 5.875%, 05/28/45	508,200
	EP Energy LLC,
153,000	7.750%, 09/01/22	122,400
200,000	8.000%, 02/15/25 (e)	171,000
217,000	9.375%, 05/01/20	195,843
98,000	Genesis Energy LP, 6.750%, 08/01/22	101,063
105,000	Kinder Morgan Energy Partners LP, 6.500%, 09/01/39	121,008
300,000	MEG Energy Corp., (Canada), 6.375%, 01/30/23 (e)	257,250
100,000	Oasis Petroleum, Inc., 6.875%, 01/15/23	100,500
80,000	Pacific Exploration and Production Corp., (Colombia), Series AI, 10.000%, (cash), 11/02/21 (v)	90,100
500,000	Petroleos Mexicanos, (Mexico), 6.750%, 09/21/47	512,600
18,000	QEP Resources, Inc., 5.375%, 10/01/22	17,595
74,000	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	77,654
50,000	Sabine Pass Liquefaction LLC, 5.625%, 03/01/25	55,489
75,000	Sanchez Energy Corp., 7.750%, 06/15/21	70,875
64,000	SM Energy Co., 6.500%, 01/01/23	63,040
61,000	TerraForm Power Operating LLC, SUB, 6.625%, 06/15/25 (e)	64,355
50,000	Tesoro Logistics LP, 6.250%, 10/15/22	53,469
18,000	Whiting Petroleum Corp., 5.000%, 03/15/19	17,955
	WPX Energy, Inc.,
15,000	5.250%, 09/15/24	14,550
20,000	6.000%, 01/15/22	20,200

		3,278,675

	Total Energy	3,827,180

	Financials — 3.1%
	Banks — 1.0%
450,000	HSBC Holdings plc, (United Kingdom), VAR, 6.000%, 05/22/27 (x) (y)	459,281
250,000	Santander UK Group Holdings plc, (United Kingdom), 5.625%, 09/15/45 (e)	273,605

		732,886

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Capital Markets — 0.8%
250,000	Credit Suisse Group AG, (Switzerland), VAR, 6.250%, 12/18/24 (e) (x) (y)	263,958
95,000	Goldman Sachs Group, Inc. (The), Series M, VAR, 5.375%, 05/10/20 (x) (y)	98,325
250,000	UBS Group AG, (Switzerland), Reg. S, VAR, 7.000%, 02/19/25 (x) (y)	279,063

		641,346

	Consumer Finance — 0.1%
75,000	Ally Financial, Inc., 5.750%, 11/20/25	77,906

	Diversified Financial Services — 0.6%
140,000	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	140,000
225,000	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	195,750
113,000	Nationstar Mortgage LLC, 6.500%, 06/01/22	114,836

		450,586

	Insurance — 0.5%
61,000	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	73,810
250,000	MetLife, Inc., 6.400%, 12/15/36	285,220
56,000	NFP Corp., 9.000%, 07/15/21 (e)	58,800

		417,830

	Thrifts & Mortgage Finance — 0.1%
102,000	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	102,128

	Total Financials	2,422,682

	Health Care — 4.2%
	Health Care Equipment & Supplies — 0.6%
60,000	Alere, Inc., 6.375%, 07/01/23 (e)	64,875
110,000	DJO Finco, Inc., 8.125%, 06/15/21 (e)	102,300
	Mallinckrodt International Finance SA,
160,000	5.500%, 04/15/25 (e)	146,800
105,000	5.625%, 10/15/23 (e)	100,800
8,000	5.750%, 08/01/22 (e)	7,860
45,000	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	46,350

		468,985

	Health Care Providers & Services — 2.3%
270,000	Air Medical Group Holdings, Inc., 6.375%, 05/15/23 (e)	257,850
49,000	Community Health Systems, Inc., 6.875%, 02/01/22	43,549
255,000	HealthSouth Corp., 5.750%, 09/15/25	265,200
187,000	IASIS Healthcare LLC, 8.375%, 05/15/19	189,337
310,000	Kindred Healthcare, Inc., 8.750%, 01/15/23	323,950
76,000	MPH Acquisition Holdings LLC, 7.125%, 06/01/24 (e)	81,221
56,000	Team Health Holdings, Inc., 6.375%, 02/01/25 (e)	54,390
	Tenet Healthcare Corp.,
252,000	6.750%, 06/15/23	250,740
296,000	8.125%, 04/01/22	312,650

		1,778,887

	Pharmaceuticals — 1.3%
119,000	Endo Finance LLC, 5.750%, 01/15/22 (e)	114,091
151,000	Mylan NV, 5.250%, 06/15/46	159,828
	Valeant Pharmaceuticals International, Inc.,
40,000	5.500%, 03/01/23 (e)	32,100
85,000	6.125%, 04/15/25 (e)	67,787
115,000	6.375%, 10/15/20 (e)	107,669
6,000	6.500%, 03/15/22 (e)	6,299
44,000	7.000%, 03/15/24 (e)	46,530
540,000	7.250%, 07/15/22 (e)	479,250
35,000	7.500%, 07/15/21 (e)	32,419

		1,045,973

	Total Health Care	3,293,845

	Industrials — 3.5%
	Aerospace & Defense — 1.3%
	Arconic, Inc.,
40,000	5.900%, 02/01/27	43,600
150,000	5.950%, 02/01/37	154,500
	Bombardier, Inc., (Canada),
115,000	7.500%, 03/15/25 (e)	118,965
185,000	8.750%, 12/01/21 (e)	205,235
227,000	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	232,107
	TransDigm, Inc.,
65,000	5.500%, 10/15/20	66,604
65,000	6.375%, 06/15/26	66,625
	Triumph Group, Inc.,
50,000	4.875%, 04/01/21	49,780
50,000	5.250%, 06/01/22	49,000

		986,416

	Building Products — 0.2%
18,000	Airxcel, Inc., 8.500%, 02/15/22 (e)	18,832
65,000	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	58,988
65,000	Summit Materials LLC, 6.125%, 07/15/23	67,925

		145,745

	Commercial Services & Supplies — 0.3%
80,000	ADT Corp. (The), 4.125%, 06/15/23	79,800
122,000	Prime Security Services Borrower LLC, 9.250%, 05/15/23 (e)	133,387
12,000	Quad/Graphics, Inc., 7.000%, 05/01/22	12,032

		225,219

	Electrical Equipment — 0.3%
105,000	General Cable Corp., 5.750%, 10/01/22	103,425
106,000	Vertiv Group Corp., 9.250%, 10/15/24 (e)	114,480

		217,905

	Machinery — 0.3%
95,000	Hillman Group, Inc. (The), 6.375%, 07/15/22 (e)	90,250
150,000	Welbilt, Inc., 9.500%, 02/15/24	174,000

		264,250

	Road & Rail — 0.9%
255,000	Avis Budget Car Rental LLC, 6.375%, 04/01/24 (e)	251,175
90,000	Herc Rentals, Inc., 7.750%, 06/01/24 (e)	96,075
	Hertz Corp. (The),
250,000	5.500%, 10/15/24 (e)	200,625
185,000	6.250%, 10/15/22	157,944
60,000	Jack Cooper Holdings Corp., 9.250%, 06/01/20	21,300

		727,119

	Trading Companies & Distributors — 0.2%
85,000	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	71,187
85,000	H&E Equipment Services, Inc., 7.000%, 09/01/22	88,885

		160,072

	Total Industrials	2,726,726

	Information Technology — 3.6%
	Communications Equipment — 0.4%
125,000	CommScope Technologies LLC, 6.000%, 06/15/25 (e)	132,837
32,000	CommScope, Inc., 5.500%, 06/15/24 (e)	33,560

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Communications Equipment — continued
155,000	Riverbed Technology, Inc., 8.875%, 03/01/23 (e)	155,388

		321,785

	Electronic Equipment, Instruments & Components — 0.1%
70,000	Zebra Technologies Corp., 7.250%, 10/15/22	75,145

	Internet Software & Services — 0.6%
338,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	360,815
	Zayo Group LLC,
80,000	6.000%, 04/01/23	84,600
40,000	6.375%, 05/15/25	43,000

		488,415

	IT Services — 0.5%
371,000	First Data Corp., 7.000%, 12/01/23 (e)	399,752

	Semiconductors & Semiconductor Equipment — 0.6%
260,000	Amkor Technology, Inc., 6.375%, 10/01/22	271,050
120,000	Micron Technology, Inc., 5.250%, 01/15/24 (e)	123,600
42,000	Microsemi Corp., 9.125%, 04/15/23 (e)	48,405

		443,055

	Software — 0.8%
15,000	Camelot Finance SA, 7.875%, 10/15/24 (e)	16,162
33,000	CURO Financial Technologies Corp., 12.000%, 03/01/22 (e)	34,650
88,000	Genesys Telecommunications Laboratories, Inc., 10.000%, 11/30/24 (e)	98,560
125,000	Infor Software Parent LLC, 7.130%, (cash), 05/01/21 (e) (v)	129,063
124,000	Informatica LLC, 7.125%, 07/15/23 (e)	124,930
200,000	Veritas US, Inc., 7.500%, 02/01/23 (e)	214,000

		617,365

	Technology Hardware, Storage & Peripherals — 0.6%
150,000	Diamond 1 Finance Corp., 8.350%, 07/15/46 (e)	193,599
22,000	Diebold Nixdorf, Inc., 8.500%, 04/15/24	24,695
230,000	Western Digital Corp., 10.500%, 04/01/24	269,675

		487,969

	Total Information Technology	2,833,486

	Materials — 4.0%
	Chemicals — 1.9%
	Blue Cube Spinco, Inc.,
50,000	9.750%, 10/15/23	61,000
50,000	10.000%, 10/15/25	62,000
	Chemours Co. (The),
4,000	5.375%, 05/15/27	4,180
120,000	6.625%, 05/15/23	128,087
120,000	CVR Partners LP, 9.250%, 06/15/23 (e)	124,350
185,000	Gates Global LLC, 6.000%, 07/15/22 (e)	188,478
30,000	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	34,200
470,000	Hexion, Inc., 6.625%, 04/15/20	437,100
	Huntsman International LLC,
65,000	4.875%, 11/15/20	68,900
110,000	5.125%, 11/15/22	118,525
235,000	LSB Industries, Inc., SUB, 8.500%, 08/01/19	232,650

		1,459,470

	Construction Materials — 0.1%
65,000	US Concrete, Inc., 6.375%, 06/01/24	67,925

	Containers & Packaging — 0.0% (g)
35,000	Owens-Brockway Glass Container, Inc., 5.375%, 01/15/25 (e)	37,188

	Metals & Mining — 2.0%
90,000	AK Steel Corp., 7.500%, 07/15/23	97,312
100,000	Aleris International, Inc., 9.500%, 04/01/21 (e)	104,500
	ArcelorMittal, (Luxembourg),
68,000	7.000%, 02/25/22	76,500
100,000	7.750%, 10/15/39	111,980
	FMG Resources August 2006 Pty. Ltd., (Australia),
6,000	4.750%, 05/15/22 (e)	6,072
7,000	5.125%, 05/15/24 (e)	7,061
90,000	9.750%, 03/01/22 (e)	103,590
	Freeport-McMoRan, Inc.,
30,000	3.875%, 03/15/23	27,882
63,000	5.400%, 11/14/34	55,755
57,000	5.450%, 03/15/43	48,200
65,000	Glencore Finance Canada Ltd., (Switzerland), 6.000%, 11/15/41 (e)	71,034
75,000	Steel Dynamics, Inc., 5.500%, 10/01/24	79,406
730,000	Vedanta Resources plc, (India), 8.250%, 06/07/21 (e)	779,275

		1,568,567

	Total Materials	3,133,150

	Real Estate — 0.5%
	Equity Real Estate Investment Trusts (REITs) — 0.5%
36,000	Equinix, Inc., 5.375%, 04/01/23	37,699
	Uniti Group, Inc.,
120,000	7.125%, 12/15/24 (e)	120,300
50,000	7.125%, 12/15/24 (e)	50,375
175,000	8.250%, 10/15/23	184,188

	Total Real Estate	392,562

	Telecommunication Services — 7.5%
	Diversified Telecommunication Services — 5.5%
	AT&T, Inc.,
250,000	4.750%, 05/15/46	240,257
45,000	CCO Holdings LLC, 5.750%, 02/15/26 (e)	48,206
85,000	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	87,444
41,000	Consolidated Communications, Inc., 6.500%, 10/01/22	40,744
383,000	Embarq Corp., 7.995%, 06/01/36	388,984
	Frontier Communications Corp.,
135,000	6.250%, 09/15/21	126,562
55,000	8.500%, 04/15/20	58,300
95,000	9.250%, 07/01/21	96,781
81,000	10.500%, 09/15/22	79,583
370,000	11.000%, 09/15/25	345,488
115,000	GCI, Inc., 6.750%, 06/01/21	118,450
	Intelsat Jackson Holdings SA, (Luxembourg),
35,000	5.500%, 08/01/23	28,875
90,000	7.250%, 04/01/19	85,950
245,000	7.500%, 04/01/21	218,050
245,000	8.000%, 02/15/24 (e)	264,600
417,000	Qwest Capital Funding, Inc., 7.750%, 02/15/31	398,235
70,000	Qwest Corp., 7.125%, 11/15/43	69,475
200,000	SFR Group SA, (France), 7.375%, 05/01/26 (e)	216,624
	Sprint Capital Corp.,
45,000	6.875%, 11/15/28	49,894
353,000	8.750%, 03/15/32	445,000

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
110,000	Telecom Italia Capital SA, (Italy), 7.721%, 06/04/38	132,000
280,000	Verizon Communications, Inc., 4.672%, 03/15/55	261,671
200,000	Wind Acquisition Finance SA, (Italy), 7.375%, 04/23/21 (e)	208,400
	Windstream Services LLC,
205,000	6.375%, 08/01/23	173,873
75,000	7.500%, 06/01/22	69,375
90,000	7.500%, 04/01/23	81,450

		4,334,271

	Wireless Telecommunication Services — 2.0%
525,000	Comcel Trust, (Guatemala), 6.875%, 02/06/24 (e)	559,729
	Hughes Satellite Systems Corp.,
130,000	6.625%, 08/01/26	137,800
20,000	6.625%, 08/01/26 (e)	21,200
102,000	Sprint Communications, Inc., 7.000%, 03/01/20 (e)	113,220
	Sprint Corp.,
295,000	7.625%, 02/15/25	339,250
65,000	7.875%, 09/15/23	75,156
80,000	T-Mobile USA, Inc., 6.500%, 01/15/26	88,300
220,000	United States Cellular Corp., 6.700%, 12/15/33	223,080

		1,557,735

	Total Telecommunication Services	5,892,006

	Utilities — 1.5%
	Electric Utilities — 0.4%
120,000	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	136,155
189,000	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	210,735

		346,890

	Independent Power and Renewable Electricity Producers — 1.1%
	Dynegy, Inc.,
230,000	7.375%, 11/01/22	226,550
110,000	7.625%, 11/01/24	106,700
	NRG Energy, Inc.,
207,000	6.250%, 05/01/24	208,138
120,000	6.625%, 01/15/27	117,900
75,000	NRG Yield Operating LLC, 5.375%, 08/15/24	77,438
140,000	Talen Energy Supply LLC, 6.500%, 06/01/25	104,650

		841,376

	Total Utilities	1,188,266

	Total Corporate Bonds (Cost $32,909,021)	33,781,437

Foreign Government Securities — 6.8%
	Government of Dominican Republic, (Dominican Republic),
685,000	Reg. S, 7.450%, 04/30/44	774,050
	Provincia de Buenos Aires, (Argentina),
450,000	Reg. S, 7.875%, 06/15/27	473,625
317,000	9.125%, 03/16/24 (e)	360,588
350,000	9.950%, 06/09/21 (e)	401,625
200,000	Republic of Costa Rica, (Costa Rica), 7.158%, 03/12/45 (e)	209,250
700,000	Republic of Ecuador, (Ecuador), 10.750%, 03/28/22 (e)	749,875
400,000	Republic of Honduras, (Honduras), Reg. S, 6.250%, 01/19/27	415,000
440,000	Republic of Instituto Costarricense de Electricidad, (Costa Rica), Reg. S, 6.375%, 05/15/43	384,450
150,000	Republic of Lebanon, (Lebanon), 6.375%, 03/09/20	153,750
140,000	Republic of Pakistan, (Pakistan), Reg. S, 6.875%, 06/01/17	140,196
500,000	Republic of Paraguay, (Paraguay), Reg. S, 6.100%, 08/11/44	545,000
400,000	Republic of Senegal, (Senegal), 6.250%, 05/23/33 (e)	403,554
300,000	Republic of Ukraine, (Ukraine), Reg. S, 7.750%, 09/01/20	305,250

	Total Foreign Government Securities (Cost $5,212,948)	5,316,213

Mortgage-Backed Security — 1.3%
966,967	FHLMC Gold Pools, 15 Year, Single Family, 3.000%, 03/01/31 (Cost $1,006,338)	998,535

Municipal Bonds — 4.7% (t)
	California — 3.5%
240,000	Bay Area Toll Authority, California Toll Bridge, Series S-1, Rev., 6.918%, 04/01/40	329,361
290,000	County of Orange, Water District, Series B, Rev., 4.060%, 08/15/41	293,115
100,000	Los Angeles Community College District, GO, 6.750%, 08/01/49	149,705
140,000	Regents of the University of California, Build America Bonds, Series R, Rev., 5.770%, 05/15/43	178,074
550,000	San Francisco City & County Public Utilities Commission, Water, Series G, Rev., 6.950%, 11/01/50	799,293
	State of California, Various Purpose,
240,000	GO, 7.300%, 10/01/39	345,799
45,000	GO, 7.500%, 04/01/34	64,995
	University of California,
100,000	Series AN, Rev., 4.765%, 05/15/44	105,977
100,000	Series J, Rev., 4.131%, 05/15/45	100,715
255,000	University of California, Medical Center, Series F, Rev., 6.583%, 05/15/49	343,814

		2,710,848

	Colorado — 0.2%
175,000	Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.000%, 01/15/45	181,195

	Illinois — 0.0% (g)
25,000	Illinois Finance Authority, Series A, Rev., 4.000%, 10/01/49	25,488

	Indiana — 0.4%
240,000	Indianapolis Local Public Improvement Bond Bank, Marion County Health & Hospital, Series B-2, Rev., 6.116%, 01/15/40	306,986

	Louisiana — 0.1%
75,000	Louisiana Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewerage Commission Projects, Series A, Rev., 4.000%, 02/01/48	76,714

	New Jersey — 0.0% (g)
25,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.000%, 06/15/42	25,332

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	South Carolina — 0.1%
50,000	State of South Carolina Ports Authority, Rev., 5.250%, 07/01/55	55,610

	Texas — 0.2%
131,000	North Texas Tollway Authority System, Series B, Rev., 6.718%, 01/01/49	189,129

	Utah — 0.2%
100,000	Utah Transit Authority, Sales Tax, Series B, Rev., 5.937%, 06/15/39	129,011

	Total Municipal Bonds (Cost $3,627,202)	3,700,313

U.S. Treasury Obligation — 2.0%
1,537,100	U.S. Treasury Note, 1.750%, 11/30/21 (Cost $1,528,947)	1,539,742

SHARES
Common Stocks — 0.1%
	Consumer Discretionary — 0.0% (g)
	Auto Components — 0.0% (g)
1,536	UCI International Holdings (a)	23,040

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
2,000	Pacific Exploration and Production Corp., (Colombia) (a)	56,209

	Total Common Stocks (Cost $93,137)	79,249

PRINCIPAL AMOUNT
Loan Assignments — 3.1%
	Consumer Discretionary — 0.4%
	Hotels, Restaurants & Leisure — 0.1%
100,000	Casablanca US Holdings, Inc., 1st Lien Term Loan, VAR, 5.897%, 02/07/24	99,375
5,334	Landry’s, Inc., 1st Lien Term Loan, VAR, 3.745%, 10/04/23	5,334

		104,709

	Leisure Products — 0.3%
249,089	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	236,841

	Total Consumer Discretionary	341,550

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
99,750	Moran Foods LLC, Term Loan B, VAR, 7.045%, 11/29/23	98,129

	Energy — 0.7%
	Oil, Gas & Consumable Fuels — 0.7%
120,000	Chesapeake Energy Corp., 1st Lien Last Out, VAR, 8.686%, 08/23/21	129,300
99,490	CITGO Petroleum Corp., Term B Loan, VAR, 4.647%, 07/29/21	99,515
196,022	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.300%, 07/27/23	187,691
100,000	MEG Energy Corp., 1st Lien Term B Loan, (Canada), VAR, 4.627%, 12/31/23	99,675
25,000	Summit Midstream Partners Holdings LLC, Senior Secured Term Loan, VAR, 7.045%, 05/16/22	25,437

	Total Energy	541,618

	Financials — 0.0% (g)
	Insurance — 0.0% (g)
4,987	HUB International Ltd., Initial Term Loan, VAR, 4.172%, 10/02/20	5,013

	Health Care — 0.3%
	Pharmaceuticals — 0.3%
5,962	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.279%, 10/21/21	4,307
189,007	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, VAR, 5.750%, 04/01/22	192,314

	Total Health Care	196,621

	Industrials — 0.5%
	Commercial Services & Supplies — 0.4%
100,000	Garda World Security Corp., 1st Lien Term Loan B, VAR, 5.043%, 05/12/24 ^	100,208
99,750	Prime Security Services Borrower LLC, Term B-1 Loan, VAR, 4.294%, 05/02/22	100,552
100,000	Tribe Buyer LLC, 1st Lien Term Loan, VAR, 5.533%, 02/08/24	99,167

		299,927

	Machinery — 0.1%
99,750	Piscine US Acquisition LLC, 1st Lien Term Loan, VAR, 5.647%, 12/12/23	100,249

	Total Industrials	400,176

	Information Technology — 0.8%
	Internet Software & Services — 0.1%
99,757	Genesys Telecom Holdings (Greeneden)., Term Loan B, VAR, 5.158%, 12/01/23	100,405

	IT Services — 0.2%
196,407	First Data Corp., Term Loan, VAR, 4.029%, 07/08/22	197,552

	Software — 0.3%
149,625	Inception Merger Sub, Inc./Rackspace Hosting, Inc., 1st Lien Term Loan B, VAR, 4.672%, 11/03/23	150,436
75,431	Infor US, Inc., Tranche B-6 Term Loan, VAR, 3.897%, 02/01/22	75,243

		225,679

	Technology Hardware, Storage & Peripherals — 0.2%
119,396	Quest Software US Holdings Inc., Term Loan, VAR, 7.046%, 10/31/22	121,485

	Total Information Technology	645,121

	Materials — 0.1%
	Containers & Packaging — 0.1%
99,742	Viskase Companies, Inc., Initial Term Loan, VAR, 4.397%, 01/30/21	94,132

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
50,000	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, (Luxembourg), VAR, 3.887%, 06/30/19	49,347

	Utilities — 0.1%
	Electric Utilities — 0.1%
45,538	Lightstone Holdco LLC, 1st Lien Term Loan B, VAR, 5.545%, 01/30/24	44,513
4,348	Lightstone Holdco LLC, 1st Lien Term Loan C, VAR, 5.545%, 01/30/24	4,250

	Total Utilities	48,763

	Total Loan Assignments (Cost $2,429,029)	2,420,470

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 2.3%
	Investment Company — 2.3%
1,819,237	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.970% (b) (l) (Cost $1,819,933)	1,819,964

	Total Investments — 99.7% (Cost $77,111,979)	78,104,108
	Other Assets in Excess of Liabilities — 0.3%	238,247

	NET ASSETS — 100.0%	$78,342,355

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	U.S. Treasury 10 Year Ultra Note	09/20/17	USD	660,500	7,053
21	5 Year U.S. Treasury Note	09/29/17	USD	2,484,563	2,745
	Short Futures Outstanding
(13)	10 Year U.S. Treasury Note	09/20/17	USD	(1,641,859)	(7,544)
(3)	U.S. Treasury Long Bond	09/20/17	USD	(461,438)	(3,843)
(4)	U.S. Ultra Bond	09/20/17	USD	(660,500)	(7,095)
(13)	2 Year U.S. Treasury Note	09/29/17	USD	(2,814,297)	(433)

					(9,117)

Centrally Cleared Credit Default Swaps - Buy Protection [1]
Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2017 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [4]
CDX.NA.HY.28-V1	5.000% quarterly	06/20/22	3.296%	3,850,000	(325,441)	266,812

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CDX	—	Credit Default Swap Index
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2017.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2017.
(y)	—	Preferred Security.
^	—	All or a portion of the security is unsettled as of May 31, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,773,634
Aggregate gross unrealized depreciation	(781,505)

Net unrealized appreciation/depreciation	$992,129

Federal income tax cost of investments	$77,111,979

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stock
Consumer Discretionary	$—	$—	$23,040	$23,040
Energy	56,209	—	—	56,209

Total Common Stocks	56,209	—	23,040	79,249

Debt Securities
Asset-Backed Securities	—	6,089,302	5,305,156	11,394,458
Collateralized Mortgage Obligations	—	8,690,561	461,318	9,151,879
Commercial Mortgage-Backed Securities	—	6,079,556	1,822,292	7,901,848
Corporate Bonds
Consumer Discretionary	—	6,654,015	—	6,654,015
Consumer Staples	—	1,417,519	—	1,417,519
Energy	—	3,827,180	—	3,827,180
Financials	—	2,422,682	—	2,422,682
Health Care	—	3,293,845	—	3,293,845
Industrials	—	2,705,426	21,300	2,726,726
Information Technology	—	2,833,486	—	2,833,486
Materials	—	3,133,150	—	3,133,150
Real Estate	—	392,562	—	392,562
Telecommunication Services	—	5,892,006	—	5,892,006
Utilities	—	1,188,266	—	1,188,266

Total Corporate Bonds	—	33,760,137	21,300	33,781,437

Foreign Government Securities	—	5,316,213	—	5,316,213
Mortgage-Backed Securities	—	998,535	—	998,535
Municipal Bonds	—	3,700,313	—	3,700,313
U.S. Treasury Obligations	—	1,539,742	—	1,539,742
Loan Assignments
Consumer Discretionary	—	341,550	—	341,550
Consumer Staples	—	98,129	—	98,129
Energy	—	541,618	—	541,618
Financials	—	5,013	—	5,013
Health Care	—	196,621	—	196,621
Industrials	—	400,176	—	400,176
Information Technology	—	645,121	—	645,121
Materials	—	94,132	—	94,132
Telecommunication Services	—	49,347	—	49,347
Utilities	—	48,763	—	48,763

Total Loan Assignments	—	2,420,470	—	2,420,470

Short-Term Investment
Investment Company	1,819,964	—	—	1,819,964

Total Investments in Securities	$1,876,173	$68,594,829	$7,633,106	$78,104,108

Appreciation in Other Financial Instruments
Futures Contracts	$9,798	$—	$—	$9,798

Depreciation in Other Financial Instruments
Futures Contracts	$(18,915)	$—	$—	$(18,915)
Swaps	—	(58,629)	—	(58,629)

Total Depreciation in Other Financial Instruments	$(18,915)	$(58,629)	$—	$(77,544)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers between levels 1 and 2 during the period ended May 31, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2017	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2017
Investments in Securities:
Asset-Backed Securities	$4,731,084	$—	$(6,181)	$1,285	$2,000,000	$(68,219)	$—	$(1,352,813)	$5,305,156
Collateralized Mortgage Obligations	653,409	—	8,622	426	—	—	—	(201,139)	461,318
Commercial Mortgage-Backed Securities	3,290,907	16,825	1,346	459	—	(612,481)	430,059	(1,304,823)	1,822,292
Common Stock — Consumer Discretionary	—	—	4,608	—	18,432	—	—	—	23,040
Corporate Bonds — Consumer Discretionary	17,850	(49,938)	50,520	—	—	(18,432)	—	—	—
Corporate Bonds — Energy	19,950	—	—	—	—	—	—	(19,950)	—
Corporate Bonds — Industrials	2,000	(5,274)	4,822	(241)	—	(2,807)	22,800	—	21,300

	$8,715,200	$(38,387)	$63,737	$1,929	$2,018,432	$(701,939)	$452,859	$(2,878,725)	$7,633,106

(1)	Purchases include all purchases of securities and securities received in corporate actions.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2017.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2017, which were valued using significant unobservable inputs (level 3), amounted to $16,068.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at May 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$2,555,625	Discounted Cash Flow	Constant Prepayment Rate	1.50% - 10.00% (3.41%)
			Constant Default Rate	0.00% - 24.00% (2.49%)
			Yield (Discount Rate of Cash Flows)	3.28% - 8.20% (5.38%)

Asset-Backed Securities	2,555,625

	461,318	Discounted Cash Flow	Constant Prepayment Rate	5.00% - 10.00% (7.98%)
			Yield (Discount Rate of Cash Flows)	2.93% - 6.69% (4.45%)

Collateralized Mortgage Obligations	461,318

	1,822,291	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (6.04%)
			Yield (Discount Rate of Cash Flows)	4.50% - 7.98% (6.56%)

Commercial Mortgage-Backed Securities	1,822,291

Total	$4,839,234

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2017, the value of these investments was $2,793,872. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions, including credit default to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 5.2%
367	Air Canada Pass-Through Trust, (Canada), Series 2013-1, Class A, 4.125%, 05/15/25 (e)	380
	Ally Auto Receivables Trust,
357	Series 2015-1, Class A3, 1.390%, 09/16/19	357
509	Series 2016-1, Class A3, 1.470%, 04/15/20	509
800	Series 2016-2, Class A3, 1.350%, 05/15/20	799
666	Series 2017-2, Class A3, 1.780%, 08/16/21	667
569	Series 2017-3, Class A3, 1.740%, 09/15/21	570
	American Airlines Pass-Through Trust,
60	Series 2011-1, Class A, 5.250%, 01/31/21	64
786	Series 2013-2, Class A, 4.950%, 01/15/23	839
126	Series 2016-2, Class A, 3.650%, 06/15/28	126
282	Series 2017-1, Class AA, 3.650%, 02/15/29	287
850	American Credit Acceptance Receivables Trust, Series 2017-2, Class A, 1.840%, 07/13/20 (e)	850
	American Express Credit Account Master Trust,
1,847	Series 2014-2, Class A, 1.260%, 01/15/20	1,847
619	Series 2014-3, Class A, 1.490%, 04/15/20	619
600	Series 2017-1, Class A, 1.930%, 09/15/22	603
206	AmeriCredit Automobile Receivables, Series 2015-4, Class A3, 1.700%, 07/08/20	206
	AmeriCredit Automobile Receivables Trust,
428	Series 2016-2, Class A3, 1.600%, 11/09/20	428
117	Series 2017-1, Class A3, 1.870%, 08/18/21	117
217	Series 2017-2, Class A3, 1.980%, 12/20/21	218
207	Ascentium Equipment Receivables Trust, Series 2017-1A, Class A3, 2.290%, 06/10/21 (e)	208
1,091	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class A, 2.210%, 11/20/21 (e)	1,088
568	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	565
	BMW Vehicle Lease Trust,
1,500	Series 2015-2, Class A3, 1.400%, 09/20/18	1,500
290	Series 2016-2, Class A3, 1.430%, 09/20/19	289
333	Series 2017-1, Class A3, 1.980%, 05/20/20	335
99	BMW Vehicle Owner Trust, Series 2014-A, Class A3, 0.970%, 11/26/18	99
463	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.250%, 07/17/23	467
	Capital Auto Receivables Asset Trust,
1,406	Series 2015-1, Class A3, 1.610%, 06/20/19	1,407
617	Series 2015-2, Class A3, 1.730%, 09/20/19	618
186	CarFinance Capital Auto Trust, Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	186
	CarMax Auto Owner Trust,
403	Series 2014-2, Class A3, 0.980%, 01/15/19	402
420	Series 2015-2, Class A3, 1.370%, 03/16/20	420
337	Series 2016-1, Class A3, 1.610%, 11/16/20	337
711	Series 2016-2, Class A3, 1.520%, 02/16/21	710
540	Series 2016-4, Class A3, 1.400%, 08/15/21	536
1,454	Series 2017-1, Class A3, 1.980%, 11/15/21	1,465
883	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.770%, 10/15/20 (e)	884
	Citibank Credit Card Issuance Trust,
3,200	Series 2014-A8, Class A8, 1.730%, 04/09/20	3,209
1,120	Series 2016-A1, Class A1, 1.750%, 11/19/21	1,121
	CNH Equipment Trust,
12	Series 2013-D, Class A3, 0.770%, 10/15/18	12
46	Series 2014-A, Class A3, 0.840%, 05/15/19	46
118	Series 2014-B, Class A3, 0.910%, 05/15/19	118
432	Series 2017-A, Class A3, 2.070%, 05/16/22	435

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
295	Continental Airlines Pass-Through Trust, Series 2007-1, Class A, 5.983%, 04/19/22	324
	CPS Auto Receivables Trust,
87	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	87
157	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	157
564	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	565
263	Series 2016-B, Class A, 2.070%, 11/15/19 (e)	264
416	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 03/15/22 (e)	416
209	Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.140%, 04/22/22 (e)	210
	Delta Air Lines Pass-Through Trust,
24	Series 2010-2, Class A, 4.950%, 05/23/19	25
50	Series 2011-1, Class A, 5.300%, 04/15/19	53
340	Series 2012-1, Class A, 4.750%, 05/07/20	357
1,500	Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.450%, 03/15/21	1,499
94	Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.200%, 05/15/20 (e)	94
	DT Auto Owner Trust,
234	Series 2016-2A, Class A, 1.730%, 08/15/19 (e)	233
457	Series 2017-2A, Class B, 2.440%, 02/15/21 (e)	458
	Exeter Automobile Receivables Trust,
6	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	6
288	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	288
297	Fifth Third Auto Trust, Series 2015-1, Class A3, 1.420%, 03/16/20	297
1,244	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	1,246
	Flagship Credit Auto Trust,
157	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	157
234	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	234
381	Series 2016-2, Class A1, 2.280%, 05/15/20 (e)	381
285	Series 2017-2, Class B, 2.570%, 04/15/23 (e)	285
531	Ford Credit Auto Lease Trust, Series 2017-A, Class A3, 1.880%, 04/15/20	533
	Ford Credit Auto Owner Trust,
141	Series 2014-B, Class A3, 0.900%, 10/15/18	142
406	Series 2014-C, Class A3, 1.060%, 05/15/19	406
387	Series 2015-A, Class A3, 1.280%, 09/15/19	387
450	Series 2015-B, Class A3, 1.160%, 11/15/19	449
585	Series 2015-C, Class A3, 1.410%, 02/15/20	585
373	Series 2016-B, Class A3, 1.330%, 10/15/20	372
755	Series 2017-A, Class A3, 1.670%, 06/15/21	756
869	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	871
107	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	106
	GLS Auto Receivables Trust,
379	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	379
581	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	582
	GM Financial Automobile Leasing Trust,
671	Series 2015-1, Class A3, 1.530%, 09/20/18	671
974	Series 2015-3, Class A3, 1.690%, 03/20/19	975
248	Series 2016-2, Class A3, 1.620%, 09/20/19	248
507	Series 2017-1, Class A3, 2.060%, 05/20/20	510
391	GM Financial Consumer Automobile, Series 2017-1A, Class A3, 1.780%, 10/18/21 (e)	392
528	GMAT Trust, Series 2013-1A, Class A, SUB, 6.967%, 11/25/43 (e)	528
231	Green Tree Agency Advance Funding Trust I, Series 2016-T1, Class AT1, 2.380%, 10/15/48 (e)	230
	Harley-Davidson Motorcycle Trust,
1,266	Series 2015-1, Class A3, 1.410%, 06/15/20	1,266
604	Series 2015-2, Class A3, 1.300%, 03/16/20	604

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Honda Auto Receivables Owner Trust,
336	Series 2015-1, Class A3, 1.050%, 10/15/18	336
389	Series 2016-1, Class A3, 1.220%, 12/18/19	388
392	Series 2016-3, Class A3, 1.160%, 05/18/20	390
	Hyundai Auto Receivables Trust,
255	Series 2014-B, Class A3, 0.900%, 12/17/18	255
309	Series 2015-A, Class A3, 1.050%, 04/15/19	309
343	Series 2015-C, Class A3, 1.460%, 02/18/20	343
563	Series 2017-A, Class A3, 1.760%, 08/16/21	564
	John Deere Owner Trust,
333	Series 2014-B, Class A3, 1.070%, 11/15/18	333
384	Series 2015-B, Class A3, 1.440%, 10/15/19	384
1,199	Lendmark Funding Trust, Series 2016-A, Class A, 4.820%, 08/21/23 (e)	1,223
392	Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A3, 1.260%, 02/16/21	390
203	Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013%, 08/25/26 (e)	204
416	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 04/18/22 (e)	417
309	Nissan Auto Lease Trust, Series 2015-A, Class A3, 1.400%, 06/15/18	309
	Nissan Auto Receivables Owner Trust,
50	Series 2014-A, Class A3, 0.720%, 08/15/18	50
232	Series 2014-B, Class A3, 1.110%, 05/15/19	232
823	Series 2015-C, Class A3, 1.370%, 05/15/20	822
305	Series 2016-B, Class A3, 1.320%, 01/15/21	304
	OneMain Financial Issuance Trust,
182	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	182
529	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	530
1,295	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	1,308
1,687	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	1,690
56	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	56
273	Prosper Marketplace Issuance Trust, Series 2017-1A, Class A, 2.560%, 06/15/23 (e)	274
1,100	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	1,104
45	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 1.324%, 03/25/36	45
1,000	Santander Drive Auto Receivables Trust, Series 2017-2, Class A3, 1.870%, 12/15/20	1,000
119	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	120
421	SoFi Consumer Loan Program LLC, Series 2016-2, Class A, 3.090%, 10/27/25 (e)	425
236	Sofi Professional Loan Program LLC, Series 2017-B, Class A1FX, 1.830%, 05/25/40 (e)	236
391	Sprint Spectrum Co. LLC, 3.360%, 09/20/21 (e)	397
	Toyota Auto Receivables Owner Trust,
120	Series 2014-C, Class A3, 0.930%, 07/16/18	119
600	Series 2016-A, Class A3, 1.250%, 03/16/20	599
348	Series 2016-B, Class A3, 1.300%, 04/15/20	347
670	Series 2016-D, Class A3, 1.230%, 10/15/20	666
215	Series 2017-A, Class A3, 1.730%, 02/16/21	216
877	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.939%, 10/15/18 (e)	876
194	Volkswagen Auto Lease Trust, Series 2015-A, Class A3, 1.250%, 12/20/17	194
579	VOLT L LLC, Series 2016-NP10, Class A1, SUB, 3.500%, 09/25/46 (e)	581
901	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.625%, 02/25/47 (e)	903
421	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.250%, 05/25/47 (e)	421
1,694	VOLT LVI LLC, Series 2017-NPL3, Class A1, SUB, 3.500%, 03/25/47 (e)	1,694

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,104	VOLT LVII LLC, Series 2017-NPL4, Class A1, SUB, 3.375%, 04/25/47 (e)	1,104
566	VOLT LVIII LLC, Series 2017-NPL5, Class A1, SUB, 3.375%, 05/28/47 (e)	566
128	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	128
768	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	774
283	VOLT XLVII LLC, Series 2016-NPL7, Class A1, SUB, 3.750%, 06/25/46 (e)	285
213	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	214
416	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	417
1,171	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	1,173
919	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	922
362	VOLT XXXV, Series 2016-NPL9, Class A1, SUB, 3.500%, 09/25/46 (e)	363
140	Westgate Resorts LLC, Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	140
560	Westlake Automobile Receivables Trust, Series 2016-1A, Class A2A, 1.820%, 01/15/19 (e)	560
746	World Financial Network Credit Card Master Trust, Class A, 2.120%, 03/15/24	746
	World Omni Auto Receivables Trust,
290	Series 2015-A, Class A3, 1.340%, 05/15/20	290
1,286	Series 2015-B, Class A3, 1.490%, 12/15/20	1,286
	World Omni Automobile Lease Securitization Trust,
1,093	Series 2015-A, Class A3, 1.540%, 10/15/18	1,093
500	Series 2017-A, Class A3, 2.130%, 04/15/20	503

	Total Asset-Backed Securities (Cost $76,138)	76,371

Collateralized Mortgage Obligations — 14.1%
455	Bear Stearns ALT-A Trust, Series 2004-6, Class 1A, VAR, 1.622%, 07/25/34	450
11	CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.500%, 06/25/19	11
23	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 3A4, 5.250%, 09/25/33	23
65	Series 2004-HYB4, Class WA, VAR, 3.454%, 12/25/34	65
40	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	40
	FHLMC REMIC,
24	Series 1578, Class K, 6.900%, 09/15/23	26
204	Series 2110, Class PG, 6.000%, 01/15/29	232
32	Series 2436, Class MC, 7.000%, 04/15/32	36
39	Series 2441, Class GF, 6.500%, 04/15/32	45
225	Series 2505, Class D, 5.500%, 09/15/32	249
872	Series 2525, Class AM, 4.500%, 04/15/32	944
114	Series 2544, Class KE, 5.500%, 12/15/32	127
290	Series 2557, Class HL, 5.300%, 01/15/33	320
3	Series 2558, Class BD, 5.000%, 01/15/18	3
15	Series 2564, Class NK, 5.000%, 02/15/18	15
89	Series 2575, Class PE, 5.500%, 02/15/33	100
366	Series 2586, Class WG, 4.000%, 03/15/33	388
2	Series 2594, Class JB, 4.500%, 04/15/18	2
13	Series 2595, Class HJ, 5.000%, 03/15/23	14
311	Series 2596, Class QD, 4.000%, 03/15/33	329
59	Series 2611, Class KH, 5.000%, 05/15/18	59
352	Series 2621, Class QH, 5.000%, 05/15/33	391
474	Series 2624, Class QH, 5.000%, 06/15/33	527

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,166	Series 2626, Class JC, 5.000%, 06/15/23	1,238
371	Series 2632, Class AB, 4.500%, 06/15/18	376
21	Series 2648, Class BK, 5.000%, 07/15/33	22
36	Series 2649, Class PJ, 3.500%, 06/15/33	37
8	Series 2649, Class QH, 4.500%, 07/15/18	8
227	Series 2649, Class WB, 3.500%, 07/15/23	234
743	Series 2673, Class PE, 5.500%, 09/15/33	825
881	Series 2685, Class DT, 5.000%, 10/15/23	958
202	Series 2687, Class JH, 5.000%, 10/15/23	214
596	Series 2696, Class DG, 5.500%, 10/15/33	663
54	Series 2699, Class TC, 4.000%, 11/15/18	56
1,327	Series 2701, Class AC, 5.000%, 11/15/23	1,418
284	Series 2725, Class TA, 4.500%, 12/15/33	318
638	Series 2733, Class ME, 5.000%, 01/15/34	702
4	Series 2744, Class TU, 5.500%, 05/15/32	4
1	Series 2750, Class JB, 4.500%, 02/15/19	1
138	Series 2752, Class JB, 4.500%, 02/15/19	140
143	Series 2760, Class KT, 4.500%, 09/15/32	151
186	Series 2764, Class UE, 5.000%, 10/15/32	188
262	Series 2768, Class PK, 5.000%, 03/15/34	289
68	Series 2773, Class OC, 5.000%, 04/15/19	69
58	Series 2828, Class JE, 4.500%, 07/15/19	60
11	Series 2843, Class BC, 5.000%, 08/15/19	11
107	Series 2864, Class NB, 5.500%, 07/15/33	109
110	Series 2875, Class HB, 4.000%, 10/15/19	114
321	Series 2899, Class HB, 4.000%, 12/15/19	326
60	Series 2910, Class BE, 4.500%, 12/15/19	61
83	Series 2920, Class KT, 4.500%, 01/15/20	85
84	Series 2929, Class KG, 4.500%, 02/15/20	86
479	Series 2934, Class KG, 5.000%, 02/15/35	527
11	Series 2950, Class JA, 4.500%, 03/15/20	11
1,387	Series 2960, Class JH, 5.500%, 04/15/35	1,539
3	Series 2968, Class MD, 5.500%, 12/15/33	3
71	Series 2981, Class BC, 4.500%, 05/15/20	72
46	Series 2988, Class TY, 5.500%, 06/15/25	51
1,118	Series 2989, Class TG, 5.000%, 06/15/25	1,202
10	Series 2993, Class PM, 4.500%, 05/15/35	10
12	Series 3017, Class MK, 5.000%, 12/15/34	12
23	Series 3036, Class TE, 5.500%, 12/15/34	24
34	Series 3077, Class TO, PO, 04/15/35	31
94	Series 3082, Class PW, 5.500%, 12/15/35	106
2,199	Series 3084, Class BH, 5.500%, 12/15/35	2,470
123	Series 3087, Class KX, 5.500%, 12/15/25	132
2,090	Series 3098, Class KG, 5.500%, 01/15/36	2,344
1,730	Series 3102, Class CE, 5.500%, 01/15/26	1,842
49	Series 3121, Class JD, 5.500%, 03/15/26	55
164	Series 3123, Class HT, 5.000%, 03/15/26	176
88	Series 3136, Class CO, PO, 04/15/36	83
70	Series 3145, Class AJ, 5.500%, 04/15/36	78
657	Series 3150, Class EQ, 5.000%, 05/15/26	705
130	Series 3200, Class PO, PO, 08/15/36	115
66	Series 3270, Class AT, 5.500%, 01/15/37	74
14	Series 3272, Class PA, 6.000%, 02/15/37	16

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
1,372		Series 3294, Class DB, 4.500%, 03/15/22	1,402
87		Series 3337, Class MD, 5.500%, 06/15/27	96
109		Series 3348, Class HT, 6.000%, 07/15/37	123
161		Series 3349, Class HE, 5.500%, 07/15/36	163
27		Series 3372, Class BD, 4.500%, 10/15/22	28
540		Series 3501, Class A, 4.500%, 01/15/39	568
15		Series 3508, Class PK, 4.000%, 02/15/39	15
34		Series 3513, Class A, 4.500%, 02/15/39	37
652		Series 3521, Class B, 4.000%, 04/15/24	692
98		Series 3544, Class BC, 4.000%, 06/15/24	103
4,567		Series 3546, Class NB, 4.000%, 06/15/24	4,804
2,006		Series 3562, Class JC, 4.000%, 08/15/24	2,106
1,370		Series 3563, Class BD, 4.000%, 08/15/24	1,424
52		Series 3563, Class LB, 4.000%, 08/15/29	55
265		Series 3571, Class MY, 4.000%, 09/15/24	282
1,440		Series 3575, Class EB, 4.000%, 09/15/24	1,528
2,248		Series 3577, Class B, 4.000%, 09/15/24	2,335
353		Series 3578, Class KB, 4.000%, 09/15/24	370
130		Series 3605, Class NB, 5.500%, 06/15/37	131
181		Series 3647, Class GA, 5.000%, 11/15/28	183
—	(h)	Series 3652, Class A, 4.500%, 11/15/24	—	(h)
257		Series 3653, Class B, 4.500%, 04/15/30	280
1,691		Series 3653, Class HJ, 5.000%, 04/15/40	1,858
106		Series 3659, Class BD, 5.000%, 01/15/37	109
530		Series 3659, Class VG, 5.000%, 09/15/34	580
2,435		Series 3677, Class KB, 4.500%, 05/15/40	2,634
1,821		Series 3677, Class PB, 4.500%, 05/15/40	1,951
77		Series 3688, Class GT, VAR, 7.291%, 11/15/46	91
260		Series 3715, Class PC, 4.500%, 08/15/40	283
642		Series 3740, Class BP, 4.500%, 04/15/38	664
100		Series 3747, Class HI, IO, 4.500%, 07/15/37	3
614		Series 3747, Class PA, 4.000%, 04/15/38	635
79		Series 3755, Class ML, 5.500%, 06/15/29	82
1,663		Series 3787, Class AY, 3.500%, 01/15/26	1,744
1,275		Series 3794, Class LB, 3.500%, 01/15/26	1,335
257		Series 3797, Class PA, 4.500%, 08/15/39	262
1,661		Series 3816, Class HA, 3.500%, 11/15/25	1,751
1,314		Series 3819, Class ZQ, 6.000%, 04/15/36	1,489
500		Series 3824, Class EY, 3.500%, 03/15/31	533
1,082		Series 3827, Class BM, 5.500%, 08/15/39	1,153
216		Series 3828, Class PU, 4.500%, 03/15/41	229
792		Series 3852, Class TP, IF, 5.500%, 05/15/41	872
2,800		Series 3874, Class DW, 3.500%, 06/15/21	2,903
1,491		Series 3885, Class AC, 4.000%, 06/15/26	1,567
821		Series 3898, Class KH, 3.500%, 06/15/26	867
846		Series 3904, Class EC, 2.000%, 08/15/40	838
1,600		Series 3911, Class B, 3.500%, 08/15/26	1,686
449		Series 3955, Class HB, 3.000%, 12/15/40	462
2,500		Series 3956, Class EB, 3.250%, 11/15/41	2,595
2,500		Series 3959, Class PB, 3.000%, 11/15/26	2,541
1,650		Series 3963, Class JB, 4.500%, 11/15/41	1,845
199		Series 4026, Class MQ, 4.000%, 04/15/42	213

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
532	Series 4085, Class FB, VAR, 1.389%, 01/15/39	535
2,803	Series 4219, Class JA, 3.500%, 08/15/39	2,925
3,650	Series 4238, Class UY, 3.000%, 08/15/33	3,672
2,424	Series 4337, Class VJ, 3.500%, 06/15/27	2,574
3,111	Series 4616, Class HP, 3.000%, 09/15/46	3,174
1,670	FHLMC STRIPS, Series 262, Class 35, 3.500%, 07/15/42	1,741
	FHLMC, Multifamily Structured Pass-Through Certificates,
2,045	Series K029, Class A2, VAR, 3.320%, 02/25/23	2,163
4,000	Series K037, Class A2, 3.490%, 01/25/24	4,268
1,000	Series K038, Class A2, 3.389%, 03/25/24	1,062
2,503	Series K046, Class A2, 3.205%, 03/25/25	2,623
2,000	Series K048, Class A2, VAR, 3.284%, 06/25/25	2,105
469	Series K049, Class A2, 3.010%, 07/25/25	484
2,000	Series K060, Class A2, 3.300%, 10/25/26	2,092
1,064	Series KF12, Class A, VAR, 1.682%, 09/25/22	1,068
327	Series KJ02, Class A2, 2.597%, 09/25/20	334
556	Series KJ08, Class A2, 2.356%, 08/25/22	561
1,732	Series KJ11, Class A2, 2.932%, 01/25/23	1,792
1,750	Series KPLB, Class A, 2.770%, 05/25/25	1,775
5,000	Series KSMC, Class A2, 2.615%, 01/25/23	5,098
	FNMA REMIC,
288	Series 1997-57, Class PN, 5.000%, 09/18/27	311
118	Series 2001-63, Class TC, 6.000%, 12/25/31	134
295	Series 2001-81, Class HE, 6.500%, 01/25/32	341
190	Series 2002-75, Class GB, 5.500%, 11/25/32	198
101	Series 2002-85, Class PE, 5.500%, 12/25/32	112
102	Series 2003-5, Class EQ, 5.500%, 02/25/23	110
62	Series 2003-21, Class OU, 5.500%, 03/25/33	70
79	Series 2003-23, Class CH, 5.000%, 04/25/33	87
800	Series 2003-26, Class EB, 3.500%, 04/25/33	824
71	Series 2003-41, Class BK, 5.000%, 05/25/18	72
118	Series 2003-48, Class TC, 5.000%, 06/25/23	124
102	Series 2003-55, Class HY, 5.000%, 06/25/23	110
221	Series 2003-63, Class YB, 5.000%, 07/25/33	241
393	Series 2003-69, Class N, 5.000%, 07/25/33	427
432	Series 2003-80, Class QG, 5.000%, 08/25/33	490
45	Series 2003-84, Class GE, 4.500%, 09/25/18	46
270	Series 2003-85, Class QD, 5.500%, 09/25/33	299
10	Series 2003-87, Class TJ, 4.500%, 09/25/18	10
75	Series 2003-94, Class CE, 5.000%, 10/25/33	80
210	Series 2003-129, Class ME, 5.000%, 08/25/23	211
70	Series 2003-134, Class MH, 5.000%, 06/25/33	71
455	Series 2004-44, Class KT, 6.000%, 06/25/24	500
151	Series 2004-53, Class NC, 5.500%, 07/25/24	163
317	Series 2004-70, Class EB, 5.000%, 10/25/24	340
6	Series 2004-81, Class HA, 4.250%, 10/25/24	6
450	Series 2005-5, Class CK, 5.000%, 01/25/35	488
1,022	Series 2005-29, Class WC, 4.750%, 04/25/35	1,104
36	Series 2005-33, Class QD, 5.000%, 01/25/34	36
294	Series 2005-48, Class TD, 5.500%, 06/25/35	339
666	Series 2005-53, Class MJ, 5.500%, 06/25/35	743
84	Series 2005-58, Class EP, 5.500%, 07/25/35	92

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
79	Series 2005-62, Class CP, 4.750%, 07/25/35	82
250	Series 2005-68, Class BE, 5.250%, 08/25/35	292
302	Series 2005-68, Class PG, 5.500%, 08/25/35	336
39	Series 2005-86, Class AX, 5.500%, 10/25/35	39
886	Series 2005-102, Class PG, 5.000%, 11/25/35	973
764	Series 2005-110, Class GL, 5.500%, 12/25/35	875
22	Series 2005-110, Class MB, 5.500%, 09/25/35	23
341	Series 2006-22, Class CE, 4.500%, 08/25/23	356
4	Series 2006-41, Class MC, 5.500%, 07/25/35	4
113	Series 2006-49, Class PA, 6.000%, 06/25/36	130
690	Series 2006-114, Class HE, 5.500%, 12/25/36	771
59	Series 2007-33, Class HE, 5.500%, 04/25/37	66
17	Series 2007-65, Class KI, IF, IO, 5.638%, 07/25/37	2
445	Series 2007-71, Class GB, 6.000%, 07/25/37	505
197	Series 2007-71, Class KP, 5.500%, 07/25/37	216
100	Series 2007-113, Class DB, 4.500%, 12/25/22	102
120	Series 2008-65, Class CD, 4.500%, 08/25/23	125
742	Series 2008-70, Class BY, 4.000%, 08/25/23	771
40	Series 2008-72, Class BX, 5.500%, 08/25/38	45
17	Series 2008-74, Class B, 5.500%, 09/25/38	19
663	Series 2009-19, Class PW, 4.500%, 10/25/36	716
24	Series 2009-37, Class KI, IF, IO, 4.976%, 06/25/39	3
194	Series 2009-39, Class LB, 4.500%, 06/25/29	209
754	Series 2009-62, Class HJ, 6.000%, 05/25/39	830
109	Series 2009-71, Class MB, 4.500%, 09/25/24	115
22	Series 2009-78, Class J, 5.000%, 09/25/19	22
27	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	5
81	Series 2009-86, Class OT, PO, 10/25/37	70
1,828	Series 2009-92, Class AD, 6.000%, 11/25/39	2,034
53	Series 2009-96, Class CB, 4.000%, 11/25/49	55
291	Series 2009-96, Class DB, 4.000%, 11/25/29	309
208	Series 2009-112, Class ST, IF, IO, 5.268%, 01/25/40	34
120	Series 2010-9, Class MD, 5.000%, 02/25/38	128
3,880	Series 2010-22, Class PE, 5.000%, 03/25/40	4,253
500	Series 2010-28, Class DE, 5.000%, 04/25/30	544
103	Series 2010-35, Class SB, IF, IO, 5.396%, 04/25/40	16
2,549	Series 2010-37, Class CY, 5.000%, 04/25/40	2,807
610	Series 2010-41, Class DC, 4.500%, 05/25/25	642
1,731	Series 2010-49, Class KB, 4.000%, 05/25/25	1,792
103	Series 2010-54, Class EA, 4.500%, 06/25/40	111
4	Series 2010-56, Class BD, 5.000%, 12/25/38	4
19	Series 2010-64, Class DM, 5.000%, 06/25/40	21
338	Series 2010-71, Class HJ, 5.500%, 07/25/40	381
4,000	Series 2010-103, Class GB, 4.000%, 09/25/20	4,105
43	Series 2010-111, Class AE, 5.500%, 04/25/38	44
4,850	Series 2010-123, Class BP, 4.500%, 11/25/40	5,319
608	Series 2010-135, Class HE, 3.000%, 01/25/21	614
394	Series 2011-22, Class MA, 6.500%, 04/25/38	424
1,120	Series 2011-39, Class ZA, 6.000%, 11/25/32	1,275
1,006	Series 2011-41, Class KL, 4.000%, 05/25/41	1,060
500	Series 2011-50, Class LP, 4.000%, 06/25/41	530
613	Series 2011-61, Class V, 4.500%, 08/25/22	613

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
3,000	Series 2011-75, Class BL, 3.500%, 08/25/21	3,100
1,000	Series 2012-14, Class DE, 3.500%, 03/25/42	1,014
430	Series 2012-103, Class DA, 3.500%, 10/25/41	444
1,108	Series 2012-137, Class CF, VAR, 1.324%, 08/25/41	1,106
1,503	Series 2013-83, Class CA, 3.500%, 10/25/37	1,561
2,250	Series 2013-104, Class CY, 5.000%, 10/25/43	2,570
	FNMA STRIPS,
41	Series 293, Class 1, PO, 12/25/24	39
82	Series 314, Class 1, PO, 07/25/31	74
	FREMF Mortgage Trust,
1,500	Series 2015-K44, Class B, VAR, 3.684%, 01/25/48 (e)	1,515
735	Series 2016-K722, Class B, VAR, 3.835%, 07/25/49 (e)	754
	GNMA,
52	Series 2002-44, Class JC, 6.000%, 07/20/32	58
492	Series 2002-79, Class KL, 5.500%, 11/20/32	545
133	Series 2003-10, Class KJ, 5.500%, 02/20/33	149
493	Series 2003-29, Class PD, 5.500%, 04/16/33	558
301	Series 2003-33, Class NE, 5.500%, 04/16/33	331
176	Series 2003-65, Class AP, 5.500%, 08/20/33	197
706	Series 2003-77, Class TK, 5.000%, 09/16/33	776
1,665	Series 2004-16, Class GC, 5.500%, 02/20/34	1,875
41	Series 2004-54, Class BG, 5.500%, 07/20/34	46
899	Series 2004-93, Class PD, 5.000%, 11/16/34	1,013
934	Series 2004-101, Class BE, 5.000%, 11/20/34	1,016
450	Series 2005-11, Class PL, 5.000%, 02/20/35	491
1,695	Series 2005-26, Class XY, 5.500%, 03/20/35	1,904
440	Series 2005-33, Class AY, 5.500%, 04/16/35	500
148	Series 2005-49, Class B, 5.500%, 06/20/35	166
368	Series 2005-51, Class DC, 5.000%, 07/20/35	404
57	Series 2005-56, Class BD, 5.000%, 07/20/35	63
40	Series 2006-7, Class ND, 5.500%, 08/20/35	46
402	Series 2007-37, Class LB, 5.500%, 06/16/37	457
314	Series 2007-79, Class BL, 5.750%, 08/20/37	358
450	Series 2008-7, Class PQ, 5.000%, 02/20/38	510
970	Series 2008-9, Class PW, 5.250%, 02/20/38	1,075
229	Series 2008-23, Class YA, 5.250%, 03/20/38	253
843	Series 2008-33, Class PB, 5.500%, 04/20/38	959
272	Series 2008-34, Class PG, 5.250%, 04/20/38	308
230	Series 2008-35, Class NF, 5.000%, 04/20/38	253
152	Series 2008-38, Class BE, 5.000%, 07/16/36	155
1,007	Series 2008-38, Class BG, 5.000%, 05/16/38	1,117
324	Series 2008-43, Class NB, 5.500%, 05/20/38	364
715	Series 2008-56, Class PX, 5.500%, 06/20/38	802
656	Series 2008-58, Class PD, 5.500%, 08/16/37	684
1,247	Series 2008-58, Class PE, 5.500%, 07/16/38	1,429
6	Series 2008-62, Class SA, IF, IO, 5.172%, 07/20/38	1
163	Series 2008-76, Class US, IF, IO, 4.890%, 09/20/38	22
157	Series 2008-95, Class DS, IF, IO, 6.290%, 12/20/38	30
257	Series 2009-14, Class AG, 4.500%, 03/20/39	277
30	Series 2009-15, Class NA, 5.000%, 12/20/38	31
37	Series 2009-61, Class AP, 4.000%, 08/20/39	39
391	Series 2009-72, Class SM, IF, IO, 5.258%, 08/16/39	64
282	Series 2009-106, Class ST, IF, IO, 5.022%, 02/20/38	46
175	Series 2010-7, Class EA, 5.000%, 06/16/38	188

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
31	Series 2010-14, Class QP, 6.000%, 12/20/39	32
381	Series 2010-130, Class BD, 4.000%, 12/20/39	402
326	Series 2010-157, Class OP, PO, 12/20/40	291
1,826	Series 2011-97, Class WA, VAR, 6.102%, 11/20/38	2,053
1,875	Series 2014-H11, Class VA, VAR, 1.483%, 06/20/64	1,871
2,707	Series 2015-H20, Class FA, VAR, 1.250%, 08/20/65	2,697
1,932	Series 2015-H26, Class FG, VAR, 1.503%, 10/20/65	1,930
209	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.500%, 05/25/34	215
	JP Morgan Mortgage Trust,
688	Series 2006-A2, Class 5A3, VAR, 3.114%, 11/25/33	699
135	Series 2007-A1, Class 5A5, VAR, 3.412%, 07/25/35	135
174	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 3.113%, 04/21/34	179
7	MASTR Alternative Loan Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	7
139	MASTR Asset Securitization Trust, Series 2003-11, Class 8A1, 5.500%, 12/25/33	141
	Merrill Lynch Mortgage Investors Trust,
268	Series 2003-F, Class A1, VAR, 1.622%, 10/25/28	263
314	Series 2004-B, Class A1, VAR, 1.482%, 05/25/29	307
68	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.671%, 04/25/34	72
57	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	57
6	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	6
10	RALI Trust, Series 2004-QS3, Class CB, 5.000%, 03/25/19	10
610	Sequoia Mortgage Trust, Series 2004-11, Class A1, VAR, 1.578%, 12/20/34	600
314	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	313
248	Structured Asset Mortgage Investments II Trust, Series 2003-AR4, Class A1, VAR, 1.678%, 01/19/34	241
428	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 2.723%, 12/25/44	426
1,138	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.000%, 05/15/33	1,258
	WaMu Mortgage Pass-Through Certificates Trust,
243	Series 2003-AR11, Class A6, VAR, 2.843%, 10/25/33	245
2	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	3
761	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-P, Class 2A1, VAR, 3.000%, 09/25/34	785

	Total Collateralized Mortgage Obligations (Cost $202,324)	205,354

Commercial Mortgage-Backed Securities — 3.7%
651	A10 Term Asset Financing LLC, Series 2014-1, Class A2, 3.020%, 04/15/33 (e)	647
1,400	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	1,445
9	DBRR Trust, Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	9
	FNMA — ACES,
545	Series 2011-M2, Class A2, 3.645%, 04/25/21	556
1,742	Series 2011-M4, Class A1, 2.548%, 06/25/21	1,763
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,890
3,953	Series 2013-M13, Class A2, VAR, 2.539%, 04/25/23	4,026
3,500	Series 2014-M1, Class A2, VAR, 3.241%, 07/25/23	3,668
3,108	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	3,311
3,100	Series 2014-M3, Class A2, VAR, 3.471%, 01/25/24	3,294
4,756	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	4,950
1,800	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	1,843
1,973	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	2,041
4,631	Series 2015-M1, Class A2, 2.532%, 09/25/24	4,643

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
4,500	Series 2015-M3, Class A2, 2.723%, 10/25/24	4,559
1,400	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	1,433
800	Series 2016-M6, Class A2, 2.488%, 05/25/26	784
1,344	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	1,349
1,577	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.658%, 12/12/49 (e)	—	(h)
2,200	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,303
	Morgan Stanley Capital I Trust,
8,647	Series 2007-HQ11, Class X, IO, VAR, 0.307%, 02/12/44 (e)	11
504	Series 2011-C3, Class A3, 4.054%, 07/15/49	523
48	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	48
1,046	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, VAR, 2.442%, 07/14/34 (e)	1,045
50	RAIT Trust, Series 2015-FL4, Class A, VAR, 2.339%, 12/15/31 (e)	50
866	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	893
	UBS-Barclays Commercial Mortgage Trust,
1,040	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,088
1,486	Series 2013-C6, Class A4, 3.244%, 04/10/46	1,532
2,750	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	2,898
1,800	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.440%, 04/15/45	1,880

	Total Commercial Mortgage-Backed Securities (Cost $53,094)	54,482

Corporate Bonds — 32.1%
	Consumer Discretionary — 2.2%
	Automobiles — 0.3%
250	BMW US Capital LLC, (Germany), 1.850%, 09/15/21 (e)	245
	Daimler Finance North America LLC, (Germany),
2,100	2.250%, 07/31/19 (e)	2,109
153	2.250%, 03/02/20 (e)	154
962	General Motors Co., 6.600%, 04/01/36	1,111
1,166	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	1,166

		4,785

	Hotels, Restaurants & Leisure — 0.1%
1,250	McDonald’s Corp., 3.375%, 05/26/25	1,279
326	Starbucks Corp., 2.700%, 06/15/22	335

		1,614

	Internet & Direct Marketing Retail — 0.1%
	Amazon.com, Inc.,
1,217	3.800%, 12/05/24	1,309
150	4.800%, 12/05/34	172

		1,481

	Media — 1.1%
	21st Century Fox America, Inc.,
30	7.250%, 05/18/18	31
600	7.430%, 10/01/26	768
200	7.700%, 10/30/25	259
1,019	CBS Corp., 3.700%, 08/15/24	1,045
422	Discovery Communications LLC, 4.375%, 06/15/21	447
285	Grupo Televisa SAB, (Mexico), 4.625%, 01/30/26	301
1,715	Historic TW, Inc., 9.150%, 02/01/23	2,218
400	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19 (e)	402
2,000	NBCUniversal Media LLC, 2.875%, 01/15/23	2,041
	Time Warner Cable LLC,
50	4.125%, 02/15/21	53
3,425	8.750%, 02/14/19	3,800
500	Time Warner Entertainment Co. LP,
	8.375%, 07/15/33	690
600	Time Warner, Inc., 3.550%, 06/01/24	607
	Viacom, Inc.,
189	3.250%, 03/15/23	187
2,111	3.875%, 04/01/24	2,142
806	Walt Disney Co. (The), 1.100%, 12/01/17	805

		15,796

	Multiline Retail — 0.2%
	Macy’s Retail Holdings, Inc.,
160	3.625%, 06/01/24	148

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multiline Retail — continued
1,240	6.900%, 04/01/29	1,349
175	Nordstrom, Inc., 4.000%, 10/15/21	184
868	Target Corp., 3.500%, 07/01/24	907

		2,588

	Specialty Retail — 0.4%
1,020	Advance Auto Parts, Inc., 4.500%, 01/15/22	1,088
261	AutoZone, Inc., 3.750%, 06/01/27	264
	Home Depot, Inc. (The),
531	2.000%, 06/15/19	535
450	2.700%, 04/01/23	459
986	3.750%, 02/15/24	1,055
	Lowe’s Cos., Inc.,
1,004	3.125%, 09/15/24	1,031
238	3.375%, 09/15/25	247
300	O’Reilly Automotive, Inc., 3.550%, 03/15/26	303

		4,982

	Total Consumer Discretionary	31,246

	Consumer Staples — 2.1%
	Beverages — 0.6%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
1,384	3.300%, 02/01/23	1,428
2,000	3.700%, 02/01/24	2,100
1,450	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 3.750%, 01/15/22	1,537
893	Coca-Cola Co. (The), 1.150%, 04/01/18	892
1,000	Diageo Investment Corp., (United Kingdom), 2.875%, 05/11/22	1,028
400	Molson Coors Brewing Co., 2.250%, 03/15/20 (e)	401
	PepsiCo, Inc.,
1,257	1.250%, 08/13/17	1,256
200	2.375%, 10/06/26	192

		8,834

	Food & Staples Retailing — 0.7%
1,094	Costco Wholesale Corp., 2.250%, 02/15/22	1,102
	CVS Health Corp.,
1,100	2.750%, 12/01/22	1,104
1,357	4.000%, 12/05/23	1,436
	Kroger Co. (The),
92	5.400%, 07/15/40	103
700	6.150%, 01/15/20	771
1,000	6.400%, 08/15/17	1,009
208	Sysco Corp., 3.750%, 10/01/25	216
1,692	Walgreens Boots Alliance, Inc., 3.100%, 06/01/23	1,712
	Wal-Mart Stores, Inc.,
1,650	2.550%, 04/11/23	1,677
200	3.300%, 04/22/24	210
930	3.625%, 07/08/20	981

		10,321

	Food Products — 0.7%
	Bunge Ltd. Finance Corp.,
31	3.500%, 11/24/20	32
1,192	8.500%, 06/15/19	1,336
900	Cargill, Inc., 3.300%, 03/01/22 (e)	932
	General Mills, Inc.,
2,075	3.150%, 12/15/21	2,151
100	5.650%, 02/15/19	106
	Kellogg Co.,
513	3.250%, 05/21/18	522
1,606	4.000%, 12/15/20	1,704
	Kraft Heinz Foods Co.,
719	3.500%, 06/06/22	746
700	3.950%, 07/15/25	721
310	5.375%, 02/10/20	337
425	6.875%, 01/26/39	543
89	Mead Johnson Nutrition Co., 4.125%, 11/15/25	95
112	Smithfield Foods, Inc., 4.250%, 02/01/27 (e)	116
171	Tyson Foods, Inc., 2.650%, 08/15/19	173

		9,514

	Household Products — 0.1%
	Kimberly-Clark Corp.,
200	2.400%, 03/01/22	201
1,800	2.400%, 06/01/23	1,790

		1,991

	Total Consumer Staples	30,660

	Energy — 3.2%
	Energy Equipment & Services — 0.2%
	Halliburton Co.,
350	3.500%, 08/01/23	362
750	8.750%, 02/15/21	907
800	Nabors Industries, Inc., 4.625%, 09/15/21	806
	Schlumberger Investment SA,
233	3.300%, 09/14/21 (e)	242
737	3.650%, 12/01/23	779

		3,096

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — 3.0%
1,025	Anadarko Petroleum Corp., 8.700%, 03/15/19	1,141
400	Apache Corp., 6.900%, 09/15/18	425
122	APT Pipelines Ltd., (Australia), 4.250%, 07/15/27 (e)	126
	BP Capital Markets plc, (United Kingdom),
1,000	2.241%, 09/26/18	1,007
1,317	3.224%, 04/14/24	1,339
712	3.245%, 05/06/22	738
	Buckeye Partners LP,
500	3.950%, 12/01/26	504
300	4.150%, 07/01/23	313
900	Burlington Resources, Inc., 8.200%, 03/15/25	1,200
500	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	513
1,200	Cenovus Energy, Inc., (Canada), 3.800%, 09/15/23	1,216
	Chevron Corp.,
1,000	2.355%, 12/05/22	997
285	3.191%, 06/24/23	295
833	CNOOC Nexen Finance 2014 ULC, (China), 4.250%, 04/30/24	880
375	ConocoPhillips Holding Co., 6.950%, 04/15/29	490
725	Devon Energy Corp., 3.250%, 05/15/22	733
	Ecopetrol SA, (Colombia),
467	4.125%, 01/16/25	456
773	5.375%, 06/26/26	797
	Energy Transfer LP,
267	3.600%, 02/01/23	272
182	4.050%, 03/15/25	185
570	4.900%, 02/01/24	609
	EnLink Midstream Partners LP,
281	2.700%, 04/01/19	281
633	4.150%, 06/01/25	638
	Enterprise Products Operating LLC,
225	3.350%, 03/15/23	232
651	3.700%, 02/15/26	668
150	3.750%, 02/15/25	155
263	3.900%, 02/15/24	276
596	3.950%, 02/15/27	623
	EOG Resources, Inc.,
240	2.625%, 03/15/23	238
600	4.150%, 01/15/26	639
2,200	Exxon Mobil Corp., 2.709%, 03/06/25	2,195
1,294	Magellan Midstream Partners LP, 4.250%, 02/01/21	1,377
400	Marathon Oil Corp., 2.800%, 11/01/22	390
964	Marathon Petroleum Corp., 3.625%, 09/15/24	969
118	Noble Energy, Inc., 5.625%, 05/01/21	121
	Occidental Petroleum Corp.,
441	2.700%, 02/15/23	444
727	3.500%, 06/15/25	749
1,800	ONEOK Partners LP, 4.900%, 03/15/25	1,941
	Petroleos Mexicanos, (Mexico),
731	4.500%, 01/23/26	718
270	4.875%, 01/18/24	276
466	6.375%, 02/04/21	510
173	Phillips 66, 4.300%, 04/01/22	187
	Plains All American Pipeline LP,
705	3.650%, 06/01/22	722
875	3.850%, 10/15/23	894
	Spectra Energy Capital LLC,
503	3.300%, 03/15/23	503
50	6.200%, 04/15/18	52
710	8.000%, 10/01/19	800
	Statoil ASA, (Norway),
1,200	1.150%, 05/15/18	1,196
1,179	2.650%, 01/15/24	1,171
	Suncor Energy, Inc., (Canada),
350	3.600%, 12/01/24	361
1,000	5.950%, 12/01/34	1,203
	Sunoco Logistics Partners Operations LP,
506	4.250%, 04/01/24	523
700	5.500%, 02/15/20	754
141	TC PipeLines LP, 3.900%, 05/25/27	142
1,153	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	1,141
821	Total Capital Canada Ltd., (France), 2.750%, 07/15/23	832
	Total Capital International SA, (France),
138	1.550%, 06/28/17	138
200	2.700%, 01/25/23	203
1,003	3.750%, 04/10/24	1,065

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	TransCanada PipeLines Ltd., (Canada),
455	2.500%, 08/01/22	456
2,345	3.750%, 10/16/23	2,470
300	7.125%, 01/15/19	325
262	Williams Partners LP, 3.900%, 01/15/25	268

		43,082

	Total Energy	46,178

	Financials — 10.7%
	Banks — 4.3%
1,629	ABN AMRO Bank NV, (Netherlands), 2.500%, 10/30/18 (e)	1,642
	Bank of America Corp.,
427	2.000%, 01/11/18	428
53	3.300%, 01/11/23	54
1,154	4.000%, 01/22/25	1,177
737	4.125%, 01/22/24	780
556	4.450%, 03/03/26	581
780	5.000%, 05/13/21	850
865	5.625%, 07/01/20	948
585	5.650%, 05/01/18	605
600	6.400%, 08/28/17	607
2,000	6.875%, 04/25/18	2,090
2,600	7.625%, 06/01/19	2,880
	Bank of Montreal, (Canada),
567	1.400%, 09/11/17	567
1,153	2.375%, 01/25/19	1,164
100	2.550%, 11/06/22	100
	Bank of Nova Scotia (The), (Canada),
2,000	1.450%, 04/25/18	1,999
630	2.800%, 07/21/21	643
1,255	Barclays plc, (United Kingdom), 3.650%, 03/16/25	1,252
	BB&T Corp.,
166	2.450%, 01/15/20	168
500	2.625%, 06/29/20	509
3,360	Capital One Bank USA NA, 3.375%, 02/15/23	3,397
	Citigroup, Inc.,
1,000	1.550%, 08/14/17	1,000
845	1.800%, 02/05/18	846
2,000	2.050%, 12/07/18	2,005
1,100	2.750%, 04/25/22	1,101
650	3.400%, 05/01/26	645
778	Commonwealth Bank of Australia, (Australia), 4.500%, 12/09/25 (e)	826
903	Cooperatieve Rabobank UA, (Netherlands), 3.875%, 02/08/22	963
447	Discover Bank, 4.200%, 08/08/23	471
470	Fifth Third Bancorp, 2.875%, 07/27/20	480
	Fifth Third Bank,
250	2.375%, 04/25/19	252
425	2.875%, 10/01/21	434
	HSBC Bank plc, (United Kingdom),
523	1.500%, 05/15/18 (e)	523
1,100	4.750%, 01/19/21 (e)	1,189
	HSBC Holdings plc, (United Kingdom),
1,100	4.000%, 03/30/22	1,161
800	4.250%, 03/14/24	831
251	VAR, 4.041%, 03/13/28	260
352	Huntington Bancshares, Inc., 3.150%, 03/14/21	361
406	ING Groep NV, (Netherlands), 3.950%, 03/29/27	420
	KeyCorp,
42	2.900%, 09/15/20	43
1,657	5.100%, 03/24/21	1,820
669	Lloyds Banking Group plc, (United Kingdom), 3.750%, 01/11/27	675
1,000	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,025
221	Mitsubishi UFJ Financial Group, Inc., (Japan), 2.998%, 02/22/22	225
909	Mizuho Bank Ltd., (Japan), 2.650%, 09/25/19 (e)	917
580	Mizuho Financial Group, Inc., (Japan), 2.953%, 02/28/22	586
100	National City Corp., 6.875%, 05/15/19	109
591	Nordea Bank AB, (Sweden), 4.250%, 09/21/22 (e)	623
356	PNC Bank NA, 1.950%, 03/04/19	357
	PNC Financial Services Group, Inc. (The),
362	4.375%, 08/11/20	386
50	5.125%, 02/08/20	54
363	6.700%, 06/10/19	397
402	Regions Financial Corp., 3.200%, 02/08/21	412
	Royal Bank of Canada, (Canada),
596	2.000%, 10/01/18	599
600	2.200%, 07/27/18	604
597	4.650%, 01/27/26	638
1,302	Series CB8, 1.200%, 09/19/17	1,301
250	Santander UK Group Holdings plc, (United Kingdom), 3.125%, 01/08/21	254

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
799	Santander UK plc, (United Kingdom), 2.500%, 03/14/19	807
442	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	442
1,800	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	1,937
1,500	SunTrust Bank, 2.750%, 05/01/23	1,505
1,041	Toronto-Dominion Bank (The), (Canada), 1.750%, 07/23/18	1,043
	US Bancorp,
500	2.200%, 04/25/19	505
215	2.950%, 07/15/22	220
732	Series V, 2.625%, 01/24/22	742
	Wachovia Corp.,
1,000	5.750%, 06/15/17	1,001
3,895	5.750%, 02/01/18	4,001
	Wells Fargo & Co.,
428	2.500%, 03/04/21	431
368	3.000%, 02/19/25	365
1,000	3.500%, 03/08/22	1,045
1,000	Wells Fargo Bank NA, 6.000%, 11/15/17	1,020
506	Westpac Banking Corp., (Australia), 2.000%, 03/03/20 (e)	506

		62,804

	Capital Markets — 2.9%
2,150	Ameriprise Financial, Inc., 4.000%, 10/15/23	2,310
	Bank of New York Mellon Corp. (The),
92	2.600%, 08/17/20	94
1,440	4.150%, 02/01/21	1,540
155	4.600%, 01/15/20	165
400	BlackRock, Inc., 3.200%, 03/15/27	409
470	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	519
500	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	529
	Charles Schwab Corp. (The),
250	3.200%, 03/02/27	254
40	3.225%, 09/01/22	41
1,666	CME Group, Inc., 3.000%, 09/15/22	1,719
	Credit Suisse AG, (Switzerland),
833	1.700%, 04/27/18	833
520	3.625%, 09/09/24	538
	Deutsche Bank AG, (Germany),
610	1.875%, 02/13/18	610
600	4.250%, 10/14/21	625
350	6.000%, 09/01/17	354
	Goldman Sachs Group, Inc. (The),
500	3.625%, 01/22/23	518
384	3.691%, 06/05/28	384
1,000	3.850%, 01/26/27	1,019
92	4.250%, 10/21/25	95
196	5.250%, 07/27/21	216
900	5.375%, 03/15/20	975
5,150	7.500%, 02/15/19	5,615
1,195	Series D, 6.000%, 06/15/20	1,323
1,502	Intercontinental Exchange, Inc., 4.000%, 10/15/23	1,611
436	Invesco Finance plc, 3.750%, 01/15/26	456
1,850	Jefferies Group LLC, 6.875%, 04/15/21	2,121
	Macquarie Bank Ltd., (Australia),
810	1.600%, 10/27/17 (e)	809
481	2.600%, 06/24/19 (e)	485
800	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	894
	Morgan Stanley,
600	2.650%, 01/27/20	608
400	2.750%, 05/19/22	400
1,081	3.875%, 01/27/26	1,114
880	4.350%, 09/08/26	920
622	5.000%, 11/24/25	680
154	5.500%, 07/24/20	169
2,500	5.625%, 09/23/19	2,693
687	5.750%, 01/25/21	765
1,000	6.625%, 04/01/18	1,039
1,700	7.300%, 05/13/19	1,867
	State Street Corp.,
1,724	3.100%, 05/15/23	1,761
1,154	3.700%, 11/20/23	1,223
219	TD Ameritrade Holding Corp., 2.950%, 04/01/22	224
	Thomson Reuters Corp., (Canada),
1,700	3.950%, 09/30/21	1,779
800	4.300%, 11/23/23	854

		43,157

	Consumer Finance — 1.2%
400	American Express Centurion Bank, 6.000%, 09/13/17	405
	American Express Co.,
200	6.150%, 08/28/17	202
1,820	7.000%, 03/19/18	1,896

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
	American Honda Finance Corp.,
250	2.250%, 08/15/19	252
1,450	7.625%, 10/01/18 (e)	1,563
	Caterpillar Financial Services Corp.,
176	2.250%, 12/01/19	178
510	2.750%, 08/20/21	520
900	2.850%, 06/01/22	920
675	7.150%, 02/15/19	735
	Ford Motor Credit Co. LLC,
484	1.724%, 12/06/17	484
627	3.000%, 06/12/17	627
1,119	3.339%, 03/28/22	1,133
200	3.810%, 01/09/24	203
	General Motors Financial Co., Inc.,
522	3.100%, 01/15/19	530
615	3.700%, 05/09/23	619
280	4.000%, 10/06/26	277
770	4.250%, 05/15/23	796
	John Deere Capital Corp.,
753	1.600%, 07/13/18	754
65	1.700%, 01/15/20	65
650	3.150%, 10/15/21	676
1,400	PACCAR Financial Corp., 2.200%, 09/15/19	1,413
350	Synchrony Financial, 4.250%, 08/15/24	358
	Toyota Motor Credit Corp.,
429	1.375%, 01/10/18	429
1,700	2.125%, 07/18/19	1,714
800	2.625%, 01/10/23	809

		17,558

	Diversified Financial Services — 0.8%
7,238	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	7,311
490	Hutchison Whampoa International 12 II Ltd., (Hong Kong), 3.250%, 11/08/22 (e)	502
650	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	728
	Shell International Finance BV, (Netherlands),
788	2.875%, 05/10/26	781
150	3.400%, 08/12/23	157
1,555	4.300%, 09/22/19	1,643
40	4.375%, 03/25/20	43
400	Siemens Financieringsmaatschappij NV, (Germany), 3.125%, 03/16/24 (e)	408

		11,573

	Insurance — 1.5%
651	Allstate Corp. (The), 3.150%, 06/15/23	671
818	American International Group, Inc., 4.125%, 02/15/24	865
422	Athene Global Funding, 2.750%, 04/20/20 (e)	424
	Berkshire Hathaway Finance Corp.,
323	1.300%, 05/15/18	323
2,160	5.400%, 05/15/18	2,240
61	Chubb Corp. (The), 5.750%, 05/15/18	63
1,900	Chubb INA Holdings, Inc., 2.700%, 03/13/23	1,910
	CNA Financial Corp.,
499	3.950%, 05/15/24	520
364	4.500%, 03/01/26	393
500	Guardian Life Global Funding, 2.500%, 05/08/22 (e)	501
1,135	Jackson National Life Global Funding, 3.050%, 04/29/26 (e)	1,121
	Liberty Mutual Group, Inc.,
950	4.250%, 06/15/23 (e)	1,020
900	4.950%, 05/01/22 (e)	993
864	Lincoln National Corp., 4.200%, 03/15/22	926
1,000	Manulife Financial Corp., (Canada), 4.150%, 03/04/26	1,064
824	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	832
1,216	MassMutual Global Funding II, 2.350%, 04/09/19 (e)	1,229
	Metropolitan Life Global Funding I,
710	1.550%, 09/13/19 (e)	703
1,600	3.000%, 01/10/23 (e)	1,628
426	3.875%, 04/11/22 (e)	453
	New York Life Global Funding,
323	1.950%, 02/11/20 (e)	324
1,024	2.150%, 06/18/19 (e)	1,031
471	Principal Financial Group, Inc., 3.125%, 05/15/23	479
650	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	864
	Reliance Standard Life Global Funding II,
650	2.500%, 01/15/20 (e)	653
373	3.050%, 01/20/21 (e)	378

		21,608

	Total Financials	156,700

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care — 1.9%
	Biotechnology — 0.5%
1,606	AbbVie, Inc., 2.850%, 05/14/23	1,603
2,450	Amgen, Inc., 3.625%, 05/15/22	2,568
117	Baxalta, Inc., 3.600%, 06/23/22	121
612	Biogen, Inc., 3.625%, 09/15/22	643
	Celgene Corp.,
1,000	3.250%, 08/15/22	1,031
700	3.950%, 10/15/20	738
	Gilead Sciences, Inc.,
22	2.500%, 09/01/23	22
300	2.550%, 09/01/20	305
35	3.500%, 02/01/25	36
31	3.700%, 04/01/24	32

		7,099

	Health Care Equipment & Supplies — 0.3%
484	Abbott Laboratories, 3.875%, 09/15/25	498
215	Becton Dickinson and Co., 2.675%, 12/15/19	218
150	Liberty Property LP, 4.400%, 02/15/24	159
2,400	Medtronic, Inc., 3.500%, 03/15/25	2,503
300	Stryker Corp., 4.100%, 04/01/43	293

		3,671

	Health Care Providers & Services — 0.3%
700	Anthem, Inc., 3.300%, 01/15/23	717
131	Cardinal Health, Inc., 3.750%, 09/15/25	137
400	Express Scripts Holding Co., 3.500%, 06/15/24	402
150	McKesson Corp., 2.700%, 12/15/22	150
	UnitedHealth Group, Inc.,
365	2.750%, 02/15/23	369
145	2.875%, 03/15/22	149
1,500	2.875%, 03/15/23	1,529
187	3.375%, 11/15/21	196
255	4.700%, 02/15/21	277

		3,926

	Life Sciences Tools & Services — 0.0% (g)
441	Thermo Fisher Scientific, Inc., 3.150%, 01/15/23	449

	Pharmaceuticals — 0.8%
316	Allergan Funding SCS, 3.450%, 03/15/22	328
250	Allergan, Inc., 2.800%, 03/15/23	249
1,210	Bristol-Myers Squibb Co., 2.000%, 08/01/22	1,190
555	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	611
1,875	GlaxoSmithKline Capital, Inc., (United Kingdom), 2.800%, 03/18/23	1,909
1,657	Johnson & Johnson, 2.050%, 03/01/23	1,646
	Merck & Co., Inc.,
1,400	1.300%, 05/18/18	1,399
215	2.350%, 02/10/22	218
1,800	Mylan, Inc., 3.125%, 01/15/23 (e)	1,791
1,153	Novartis Capital Corp., (Switzerland), 3.400%, 05/06/24	1,209
498	Teva Pharmaceutical Finance Co. BV, (Israel), Series 2, 3.650%, 11/10/21	514
800	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 2.800%, 07/21/23	776
174	Zoetis, Inc., 1.875%, 02/01/18	174

		12,014

	Total Health Care	27,159

	Industrials — 3.3%
	Aerospace & Defense — 0.6%
864	BAE Systems Holdings, Inc., (United Kingdom), 3.800%, 10/07/24 (e)	900
	Boeing Co. (The),
540	4.875%, 02/15/20	583
750	7.950%, 08/15/24	1,002
2,000	General Dynamics Corp., 2.250%, 11/15/22	1,996
	Lockheed Martin Corp.,
850	2.500%, 11/23/20	864
380	3.350%, 09/15/21	397
325	Northrop Grumman Corp., 5.050%, 08/01/19	346
	Precision Castparts Corp.,
1,500	2.500%, 01/15/23	1,503
800	3.250%, 06/15/25	823
476	Raytheon Co., 3.150%, 12/15/24	491
500	United Technologies Corp., 1.950%, 11/01/21	496

		9,401

	Air Freight & Logistics — 0.3%
796	FedEx Corp., 3.200%, 02/01/25	805
	United Parcel Service, Inc.,
1,457	2.450%, 10/01/22	1,481
1,600	3.125%, 01/15/21	1,670
425	5.125%, 04/01/19	451

		4,407

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Airlines — 0.0% (g)
244	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.000%, 10/29/24	255

	Building Products — 0.1%
222	CRH America Finance, Inc., (Ireland), 3.400%, 05/09/27 (e)	223
	Johnson Controls International plc,
1,135	4.250%, 03/01/21	1,210
40	5.000%, 03/30/20	43
138	SUB, 3.625%, 07/02/24	144

		1,620

	Commercial Services & Supplies — 0.2%
	Republic Services, Inc.,
417	3.550%, 06/01/22	437
1,200	5.500%, 09/15/19	1,294
	Waste Management, Inc.,
862	2.900%, 09/15/22	885
242	4.600%, 03/01/21	262
150	4.750%, 06/30/20	163

		3,041

	Construction & Engineering — 0.1%
350	ABB Finance USA, Inc., (Switzerland), 2.875%, 05/08/22	360
526	Fluor Corp., 3.375%, 09/15/21	549

		909

	Electrical Equipment — 0.0% (g)
272	Eaton Corp., 1.500%, 11/02/17	272

	Industrial Conglomerates — 0.5%
	General Electric Co.,
636	1.600%, 11/20/17	637
200	2.100%, 12/11/19	202
125	4.375%, 09/16/20	134
1,919	4.650%, 10/17/21	2,127
95	5.300%, 02/11/21	106
529	5.500%, 01/08/20	579
80	5.625%, 09/15/17	81
70	5.875%, 01/14/38	90
1,200	Honeywell International, Inc., 4.250%, 03/01/21	1,298
1,200	Koninklijke Philips NV, (Netherlands), 3.750%, 03/15/22	1,269
	Roper Technologies, Inc.,
208	3.000%, 12/15/20	213
74	3.800%, 12/15/26	76

		6,812

	Machinery — 0.2%
30	Caterpillar, Inc., 7.900%, 12/15/18	33
	Deere & Co.,
298	2.600%, 06/08/22	302
700	4.375%, 10/16/19	743
1,400	Illinois Tool Works, Inc., 3.500%, 03/01/24	1,479
228	Parker-Hannifin Corp., 3.300%, 11/21/24	237
111	Xylem, Inc., 3.250%, 11/01/26	111

		2,905

	Professional Services — 0.1%
	Equifax, Inc.,
544	2.300%, 06/01/21	541
200	3.250%, 06/01/26	197

		738

	Road & Rail — 1.2%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	131
2,000	4.100%, 06/01/21	2,135
	Canadian Pacific Railway Co., (Canada),
1,146	4.500%, 01/15/22	1,234
600	7.250%, 05/15/19	660
1,068	CSX Corp., 3.250%, 06/01/27	1,080
	ERAC USA Finance LLC,
120	2.800%, 11/01/18 (e)	121
1,500	3.300%, 10/15/22 (e)	1,532
650	3.850%, 11/15/24 (e)	667
315	4.500%, 08/16/21 (e)	339
	Norfolk Southern Corp.,
812	2.903%, 02/15/23	825
250	3.000%, 04/01/22	257
829	3.250%, 12/01/21	860
750	3.850%, 01/15/24	795
300	5.750%, 04/01/18	310
	Penske Truck Leasing Co. LP,
263	2.500%, 06/15/19 (e)	265
1,250	4.200%, 04/01/27 (e)	1,293
	Ryder System, Inc.,
555	2.450%, 09/03/19	560
145	2.500%, 03/01/18	146
535	3.500%, 06/01/17	535
	Union Pacific Corp.,
1,020	2.750%, 04/15/23	1,037
850	3.250%, 01/15/25	880
1,200	3.750%, 03/15/24	1,277
911	4.163%, 07/15/22	990

		17,929

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Trading Companies & Distributors — 0.0% (g)
240	Air Lease Corp., 3.625%, 04/01/27	241

	Total Industrials	48,530

	Information Technology — 1.6%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
90	2.450%, 06/15/20	91
181	2.900%, 03/04/21	187
90	4.450%, 01/15/20	96
975	4.950%, 02/15/19	1,030

		1,404

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
155	6.000%, 04/01/20	169
1,350	7.500%, 01/15/27	1,662

		1,831

	Internet Software & Services — 0.2%
2,673	eBay, Inc., 2.600%, 07/15/22	2,673

	IT Services — 0.2%
151	DXC Technology Co., 4.250%, 04/15/24 (e)	157
	International Business Machines Corp.,
252	1.800%, 05/17/19	253
1,150	2.250%, 02/19/21	1,161
40	8.375%, 11/01/19	46
329	Total System Services, Inc., 3.750%, 06/01/23	337
400	Western Union Co. (The), 3.600%, 03/15/22	409

		2,363

	Semiconductors & Semiconductor Equipment — 0.3%
122	Analog Devices, Inc., 3.125%, 12/05/23	124
1,054	Broadcom Corp., 3.625%, 01/15/24 (e)	1,073
	Intel Corp.,
987	2.700%, 12/15/22	1,005
728	3.100%, 07/29/22	758
773	3.300%, 10/01/21	811
313	QUALCOMM, Inc., 3.250%, 05/20/27	312
790	Texas Instruments, Inc., 2.750%, 03/12/21	813

		4,896

	Software — 0.4%
	Microsoft Corp.,
181	2.375%, 05/01/23	181
1,508	2.875%, 02/06/24	1,535
1,500	4.200%, 06/01/19	1,578
	Oracle Corp.,
540	2.500%, 05/15/22	547
1,285	2.500%, 10/15/22	1,296
720	5.750%, 04/15/18	746
50	6.500%, 04/15/38	68

		5,951

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
818	2.150%, 02/09/22	816
1,006	2.850%, 05/06/21	1,038
1,054	3.000%, 02/09/24	1,078
1,154	3.200%, 05/13/25	1,182
567	HP, Inc., 4.375%, 09/15/21	607

		4,721

	Total Information Technology	23,839

	Materials — 0.8%
	Chemicals — 0.7%
168	Agrium, Inc., (Canada), 3.375%, 03/15/25	168
	CF Industries, Inc.,
484	3.400%, 12/01/21 (e)	489
200	4.500%, 12/01/26 (e)	206
	Dow Chemical Co. (The),
594	3.000%, 11/15/22	605
800	3.500%, 10/01/24	827
52	4.125%, 11/15/21	56
17	8.550%, 05/15/19	19
	Ecolab, Inc.,
279	1.450%, 12/08/17	279
167	2.250%, 01/12/20	168
330	3.250%, 01/14/23	342
2,243	Mosaic Co. (The), 4.250%, 11/15/23	2,360
	Potash Corp. of Saskatchewan, Inc., (Canada),
100	3.625%, 03/15/24	102
1,050	6.500%, 05/15/19	1,133
550	PPG Industries, Inc., 3.600%, 11/15/20	575
1,250	Praxair, Inc., 2.200%, 08/15/22	1,241
315	Rohm & Haas Co., 7.850%, 07/15/29	442
170	Sherwin-Williams Co. (The), 3.450%, 06/01/27	172

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
400	Union Carbide Corp., 7.500%, 06/01/25	493

		9,677

	Construction Materials — 0.0% (g)
250	CRH America, Inc., (Ireland), 3.875%, 05/18/25 (e)	261
260	Martin Marietta Materials, Inc., 3.450%, 06/01/27	260

		521

	Containers & Packaging — 0.0% (g)
350	International Paper Co., 3.800%, 01/15/26	362

	Metals & Mining — 0.1%
400	Freeport-McMoRan, Inc., 3.550%, 03/01/22	374
	Nucor Corp.,
305	4.000%, 08/01/23	324
172	5.850%, 06/01/18	179
306	Vale Overseas Ltd., (Brazil), 6.250%, 08/10/26	329

		1,206

	Total Materials	11,766

	Real Estate — 1.1%
	Equity Real Estate Investment Trusts (REITs) — 1.1%
360	American Tower Corp., 3.500%, 01/31/23	371
909	Boston Properties LP, 3.800%, 02/01/24	943
175	Brixmor Operating Partnership LP, 3.850%, 02/01/25	175
600	Crown Castle International Corp., 4.450%, 02/15/26	639
672	Duke Realty LP, 3.625%, 04/15/23	690
207	EPR Properties, 4.500%, 06/01/27	208
600	Equity Commonwealth, 6.650%, 01/15/18	603
1,047	ERP Operating LP, 4.625%, 12/15/21	1,134
2,098	HCP, Inc., 3.875%, 08/15/24	2,141
177	Hospitality Properties Trust, 4.950%, 02/15/27	186
247	National Retail Properties, Inc., 3.600%, 12/15/26	247
	Prologis LP,
127	3.750%, 11/01/25	133
782	4.250%, 08/15/23	847
	Realty Income Corp.,
600	3.250%, 10/15/22	612
400	3.875%, 07/15/24	415
400	Scentre Group Trust 1, (Australia), 3.500%, 02/12/25 (e)	404
1,200	Simon Property Group LP, 4.375%, 03/01/21	1,282
106	UDR, Inc., 2.950%, 09/01/26	101
	Ventas Realty LP,
90	3.500%, 02/01/25	90
470	3.750%, 05/01/24	481
158	4.125%, 01/15/26	163
350	VEREIT Operating Partnership LP, 4.600%, 02/06/24	366
	Welltower, Inc.,
600	3.750%, 03/15/23	622
2,007	4.500%, 01/15/24	2,152

		15,005

	Real Estate Management & Development — 0.0% (g)
325	Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada), 3.875%, 03/20/27 (e)	335

	Total Real Estate	15,340

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.1%
	AT&T, Inc.,
1,250	3.000%, 06/30/22	1,257
1,100	3.400%, 05/15/25	1,081
1,232	3.600%, 02/17/23	1,260
1,000	3.950%, 01/15/25	1,021
360	4.450%, 04/01/24	381
1,395	5.500%, 02/01/18	1,430
1,405	5.800%, 02/15/19	1,494
350	British Telecommunications plc, (United Kingdom), 2.350%, 02/14/19	353
900	Deutsche Telekom International Finance BV, (Germany), 6.750%, 08/20/18	953
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	267
50	Orange SA, (France), SUB, 9.000%, 03/01/31	76
	Telefonica Emisiones SAU, (Spain),
420	3.192%, 04/27/18	425
409	5.134%, 04/27/20	443
114	5.462%, 02/16/21	126

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Verizon Communications, Inc.,
1,369	2.946%, 03/15/22 (e)	1,388
528	3.450%, 03/15/21	550
886	4.150%, 03/15/24	937
350	4.400%, 11/01/34	342
1,118	4.812%, 03/15/39 (e)	1,125
400	5.050%, 03/15/34	420
320	5.250%, 03/16/37	341

		15,670

	Wireless Telecommunication Services — 0.1%
379	America Movil SAB de CV, (Mexico), 3.125%, 07/16/22	387
608	Rogers Communications, Inc., (Canada), 3.625%, 12/15/25	624
1,400	Vodafone Group plc, (United Kingdom), 2.950%, 02/19/23	1,412

		2,423

	Total Telecommunication Services	18,093

	Utilities — 4.0%
	Electric Utilities — 3.2%
800	Appalachian Power Co., 4.600%, 03/30/21	857
372	Arizona Public Service Co., 3.350%, 06/15/24	383
1,595	Baltimore Gas & Electric Co., 2.800%, 08/15/22	1,618
237	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	252
700	Connecticut Light & Power Co. (The), Series A, 3.200%, 03/15/27	714
	DTE Electric Co.,
197	2.650%, 06/15/22	199
1,000	3.375%, 03/01/25	1,039
1,500	3.650%, 03/15/24	1,592
200	3.900%, 06/01/21	212
	Duke Energy Carolinas LLC,
1,250	3.900%, 06/15/21	1,333
50	6.450%, 10/15/32	67
233	Duke Energy Corp., 3.550%, 09/15/21	244
160	Duke Energy Indiana LLC, 3.750%, 07/15/20	168
461	Duke Energy Progress LLC, 2.800%, 05/15/22	473
720	Electricite de France SA, (France), 2.150%, 01/22/19 (e)	722
	Enel Finance International NV, (Italy),
450	3.625%, 05/25/27 (e)	443
400	5.125%, 10/07/19 (e)	427
	Entergy Arkansas, Inc.,
765	3.050%, 06/01/23	775
260	3.500%, 04/01/26	270
65	Entergy Corp., 2.950%, 09/01/26	63
269	Entergy Mississippi, Inc., 2.850%, 06/01/28	262
550	Fortis, Inc., (Canada), 3.055%, 10/04/26 (e)	531
3,700	Georgia Power Co., 4.250%, 12/01/19	3,889
1,663	Great Plains Energy, Inc., 4.850%, 06/01/21	1,788
1,000	Hydro-Quebec, (Canada), Series HY, 8.400%, 01/15/22	1,246
	Indiana Michigan Power Co.,
25	7.000%, 03/15/19	27
100	Series J, 3.200%, 03/15/23	102
200	Kentucky Utilities Co., 3.300%, 10/01/25	204
94	Louisville Gas & Electric Co., Series 25, 3.300%, 10/01/25	96
	Nevada Power Co.,
1,000	6.500%, 08/01/18	1,054
1,000	7.125%, 03/15/19	1,093
	NextEra Energy Capital Holdings, Inc.,
518	2.400%, 09/15/19	522
1,539	2.700%, 09/15/19	1,562
200	6.000%, 03/01/19	214
938	Niagara Mohawk Power Corp., 3.508%, 10/01/24 (e)	971
300	NSTAR Electric Co., 2.375%, 10/15/22	300
1,200	Ohio Power Co., Series M, 5.375%, 10/01/21	1,344
300	Oncor Electric Delivery Co. LLC, 7.000%, 09/01/22	364
	Pacific Gas & Electric Co.,
794	2.450%, 08/15/22	795
424	3.250%, 09/15/21	438
1,500	3.250%, 06/15/23	1,549
400	3.400%, 08/15/24	415
350	3.850%, 11/15/23	373
50	6.050%, 03/01/34	64
200	PacifiCorp, 5.650%, 07/15/18	209
1,500	Pennsylvania Electric Co., 6.050%, 09/01/17	1,515
752	PPL Capital Funding, Inc., 4.200%, 06/15/22	801
224	PPL Electric Utilities Corp., 2.500%, 09/01/22	225

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
560	Progress Energy, Inc., 4.400%, 01/15/21	597
74	Public Service Co. of Colorado, 3.200%, 11/15/20	77
283	Public Service Co. of New Hampshire, 3.500%, 11/01/23	297
220	Public Service Co. of Oklahoma, 4.400%, 02/01/21	234
1,100	Public Service Electric & Gas Co., 2.000%, 08/15/19	1,101
	Southern California Edison Co.,
958	3.875%, 06/01/21	1,018
650	5.500%, 08/15/18	680
1,860	Southwestern Electric Power Co., 6.450%, 01/15/19	1,990
1,500	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	1,648
	Virginia Electric & Power Co.,
1,600	2.750%, 03/15/23	1,616
1,099	2.950%, 01/15/22	1,129
	Wisconsin Electric Power Co.,
1,000	1.700%, 06/15/18	1,002
545	2.950%, 09/15/21	561

		45,754

	Gas Utilities — 0.2%
1,365	Atmos Energy Corp., 8.500%, 03/15/19	1,521
843	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	895

		2,416

	Independent Power and Renewable Electricity Producers — 0.1%
180	Exelon Generation Co. LLC, 4.250%, 06/15/22	190
	PSEG Power LLC,
1,290	4.150%, 09/15/21	1,360
221	4.300%, 11/15/23	234

		1,784

	Multi-Utilities — 0.4%
170	CMS Energy Corp., 2.950%, 02/15/27	164
	Consumers Energy Co.,
137	2.850%, 05/15/22	140
1,060	5.650%, 04/15/20	1,170
350	Dominion Energy, Inc., Series B, 2.750%, 09/15/22	350
784	DTE Energy Co., Series F, 3.850%, 12/01/23	821
	NiSource Finance Corp.,
300	3.850%, 02/15/23	314
16	6.800%, 01/15/19	17
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	7
	Sempra Energy,
192	4.050%, 12/01/23	203
1,400	9.800%, 02/15/19	1,581
	Southern Co. Gas Capital Corp.,
939	3.500%, 09/15/21	973
550	5.250%, 08/15/19	585

		6,325

	Water Utilities — 0.1%
	American Water Capital Corp.,
364	3.400%, 03/01/25	378
1,400	3.850%, 03/01/24	1,488

		1,866

	Total Utilities	58,145

	Total Corporate Bonds (Cost $456,317)	467,656

Foreign Government Securities — 0.4%
300	Republic of Colombia, (Colombia), 7.375%, 09/18/37	386
	Republic of Panama, (Panama),
460	3.750%, 03/16/25	475
347	4.000%, 09/22/24	364
	Republic of Poland, (Poland),
800	3.250%, 04/06/26	812
467	4.000%, 01/22/24	500
	United Mexican States, (Mexico),
1,076	3.600%, 01/30/25	1,086
568	3.625%, 03/15/22	587
694	4.000%, 10/02/23	724
332	4.125%, 01/21/26	345

	Total Foreign Government Securities (Cost $5,123)	5,279

Mortgage-Backed Securities — 8.4%
25	FHLMC Gold Pools, 15 Year, Single Family, 5.500%, 02/01/24	27
131	FHLMC Gold Pools, 20 Year, Single Family, 5.500%, 05/01/27	146
	FHLMC Gold Pools, 30 Year, Single Family,
1,548	4.500%, 05/01/41	1,672
242	5.000%, 10/01/33	271
3	6.000%, 12/01/36	3
1,698	FHLMC Gold Pools, Other, 3.500%, 06/01/42	1,759

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
	FNMA, 15 Year, Single Family,
17	6.000%, 10/01/19 - 01/01/24	17
1,315	FNMA, 20 Year, Single Family, 3.500%, 08/01/32	1,380
	FNMA, 30 Year, Single Family,
999	5.000%, 08/01/40	1,103
659	6.000%, 12/01/32 - 04/01/35	754
875	6.500%, 10/01/36 - 10/01/38	1,008
572	7.000%, 04/01/37 - 11/01/38	673
	FNMA, Other,
2,457	ARM, 1.345%, 01/01/23	2,449
3,000	1.400%, 07/01/17	2,997
2,354	1.735%, 05/01/20	2,342
1,896	1.940%, 07/01/19	1,902
4,800	2.010%, 06/01/20	4,817
913	2.190%, 12/01/22	918
2,502	2.340%, 12/01/22	2,534
3,787	2.350%, 05/01/23 - 08/01/28	3,732
1,532	2.395%, 01/01/22	1,551
4,777	2.400%, 12/01/22 - 07/01/23	4,844
3,694	2.410%, 01/01/23	3,749
1,700	2.460%, 10/01/26	1,670
850	2.490%, 05/01/26	841
3,000	2.520%, 05/01/23	3,052
2,034	2.530%, 03/01/23	2,076
2,400	2.570%, 08/01/28	2,340
1,000	2.590%, 11/01/21	1,021
860	2.610%, 06/01/26	856
1,310	2.630%, 09/01/21	1,339
3,176	2.640%, 06/01/26	3,168
2,000	2.650%, 08/01/22	2,057
2,000	2.670%, 07/01/22	2,058
2,030	2.680%, 05/01/25	2,060
2,462	2.705%, 04/01/23	2,523
2,200	2.810%, 04/01/25	2,240
1,088	2.900%, 06/01/22	1,128
1,455	3.020%, 06/01/25	1,505
3,661	3.030%, 12/01/21 - 04/01/27	3,768
1,895	3.050%, 10/01/20	1,955
2,500	3.100%, 09/01/25	2,577
1,326	3.110%, 10/01/21	1,383
1,463	3.370%, 11/01/20	1,527
5,000	3.380%, 01/01/18 - 12/01/23	5,096
1,252	3.450%, 11/01/23	1,331
979	3.480%, 12/01/20	1,026
5,470	3.500%, 05/01/43 - 06/01/43	5,673
1,648	3.590%, 10/01/20	1,734
1,150	3.690%, 11/01/23	1,234
3,845	3.729%, 06/01/18	3,890
3,400	3.770%, 09/01/21	3,613
1,954	3.817%, 05/01/22	2,075
1,179	3.860%, 07/01/21	1,256
2,943	4.000%, 07/01/42	3,134
1,000	4.040%, 10/01/20	1,065
1,710	4.250%, 10/01/28	1,885
989	4.260%, 07/01/21	1,068
3,212	4.295%, 06/01/21	3,467
1,829	4.330%, 04/01/21	1,972
719	4.369%, 02/01/20	761
254	GNMA II, 30 Year, Single Family, 6.000%, 09/20/38	286

	Total Mortgage-Backed Securities (Cost $120,750)	122,358

U.S. Government Agency Securities — 15.5%
	FHLMC,
37,000	1.750%, 05/30/19	37,314
16,000	2.375%, 01/13/22	16,403
	FNMA,
8,333	1.250%, 08/17/21	8,175
14,000	1.875%, 09/24/26	13,325
53,500	2.000%, 01/05/22	53,899
1,335	2.125%, 04/24/26	1,304
91,000	2.625%, 09/06/24	93,939
800	Resolution Funding Corp. STRIPS, 1.728%, 07/15/20 (n)	759
735	Tennessee Valley Authority, 1.750%, 10/15/18	740

	Total U.S. Government Agency Securities (Cost $222,793)	225,858

U.S. Treasury Obligations — 18.2%
	U.S. Treasury Inflation Indexed Bond,
32,000	2.375%, 01/15/25	47,783
17,250	3.625%, 04/15/28	34,588
	U.S. Treasury Inflation Indexed Note,
10,000	0.125%, 04/15/18	10,554
65,000	0.125%, 04/15/19	68,075
25,000	0.125%, 04/15/21	25,913
18,000	0.125%, 07/15/26	17,933
2,000	0.250%, 01/15/25	2,048
3,358	1.125%, 01/15/21	3,923
40,000	1.625%, 01/15/18	47,080

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
7,092	2.125%, 01/15/19	8,381

	Total U.S. Treasury Obligations (Cost $266,681)	266,278

SHARES
Short-Term Investment — 4.2%
	Investment Company — 4.2%
58,264	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.970% (b) (l) †	58,288
3,470	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.660% (b) (l) † (Cost $66,771)	3,470

	Total Short-Term Investments (Cost $66,771)	61,758

	Total Investments — 101.8% (Cost $1,469,991)	1,485,394
	Liabilities in Excess of Other Assets — (1.8)%	(26,219)

	NET ASSETS — 100.0%	$1,459,175

Percentages indicated are based on net assets.

Inflation-Linked Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/2019	$3,000	$(261)
Barclays Bank plc	1.823% at termination	CPI-U at termination	11/08/2021	25,000	216
Barclays Bank plc	2.019% at termination	CPI-U at termination	01/15/2022	39,000	(214)
Barclays Bank plc	2.439% at termination	CPI-U at termination	05/15/2024	5,000	(381)
Barclays Bank plc	2.705% at termination	CPI-U at termination	09/02/2044	9,000	(1,973)
Barclays Bank plc	2.700% at termination	CPI-U at termination	09/03/2044	4,000	(870)
BNP Paribas	2.530% at termination	CPI-U at termination	02/22/2018	53,000	(3,391)
BNP Paribas	2.100% at termination	CPI-U at termination	08/26/2018	22,000	(861)
BNP Paribas	2.105% at termination	CPI-U at termination	08/26/2018	11,000	(433)
BNP Paribas	2.098% at termination	CPI-U at termination	09/09/2018	10,000	(390)
BNP Paribas	2.248% at termination	CPI-U at termination	01/15/2019	20,000	(1,045)
BNP Paribas	2.190% at termination	CPI-U at termination	09/03/2019	11,000	(480)
BNP Paribas	2.265% at termination	CPI-U at termination	02/06/2024	25,000	(488)
BNP Paribas	2.165% at termination	CPI-U at termination	04/04/2024	12,400	(198)
Citibank NA	1.703% at termination	CPI-U at termination	04/15/2019	37,000	(55)
Citibank NA	2.190% at termination	CPI-U at termination	09/02/2019	20,000	(875)
Citibank NA	1.592% at termination	CPI-U at termination	06/24/2021	15,000	322
Citibank NA	1.865% at termination	CPI-U at termination	10/24/2021	25,000	166
Citibank NA	2.458% at termination	CPI-U at termination	05/21/2024	13,000	(1,022)
Citibank NA	2.492% at termination	CPI-U at termination	08/27/2024	40,000	(3,337)
Citibank NA	2.477% at termination	CPI-U at termination	09/02/2024	3,000	(245)
Citibank NA	2.623% at termination	CPI-U at termination	10/07/2024	10,000	(267)
Credit Suisse International	2.085% at termination	CPI-U at termination	06/01/2017	25,000	(1,147)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/2018	34,000	(1,638)
Credit Suisse International	2.315% at termination	CPI-U at termination	07/15/2020	50,000	(2,837)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/2018	23,000	(1,432)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	03/06/2018	49,000	(3,034)
Deutsche Bank AG, New York	2.140% at termination	CPI-U at termination	09/10/2019	41,000	(1,669)
Deutsche Bank AG, New York	1.565% at termination	CPI-U at termination	01/30/2020	35,000	30
Deutsche Bank AG, New York	1.748% at termination	CPI-U at termination	04/02/2020	32,000	157
Deutsche Bank AG, New York	1.525% at termination	CPI-U at termination	10/13/2020	18,000	226
Deutsche Bank AG, New York	1.823% at termination	CPI-U at termination	11/08/2021	25,000	216
Deutsche Bank AG, New York	2.477% at termination	CPI-U at termination	02/21/2024	10,000	(793)
Deutsche Bank AG, New York	2.415% at termination	CPI-U at termination	12/15/2024	42,000	(684)
Deutsche Bank AG, New York	1.978% at termination	CPI-U at termination	04/02/2025	37,000	(53)
Deutsche Bank AG, New York	2.000% at termination	CPI-U at termination	10/13/2045	3,000	109
Goldman Sachs International	2.211% at termination	CPI-U at termination	08/29/2019	27,000	(1,212)
Goldman Sachs International	2.185% at termination	CPI-U at termination	09/02/2019	26,000	(1,130)
Goldman Sachs International	2.194% at termination	CPI-U at termination	09/02/2019	29,000	(1,274)
Morgan Stanley Capital Services	2.195% at termination	CPI-U at termination	04/22/2018	28,000	(1,377)
Morgan Stanley Capital Services	2.145% at termination	CPI-U at termination	11/22/2018	24,000	(976)
Morgan Stanley Capital Services	1.442% at termination	CPI-U at termination	09/17/2020	93,000	1,422
Morgan Stanley Capital Services	2.500% at termination	CPI-U at termination	02/04/2024	15,000	(1,222)
Morgan Stanley Capital Services	2.673% at termination	CPI-U at termination	09/12/2044	2,000	(414)
Royal Bank of Scotland	2.475% at termination	CPI-U at termination	03/17/2024	2,000	(159)
Royal Bank of Scotland	2.733% at termination	CPI-U at termination	02/10/2044	5,000	(1,144)
Union Bank of Switzerland AG	2.200% at termination	CPI-U at termination	03/09/2022	25,000	(350)

					$(36,467)

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2017.
CPI-U	—	Consumer Price Index for All Urban Customers
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2017.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(n)	—	The rate shown is the effective yield as of May 31, 2017.
(r)	—	Rates shown are per annum and payments are as described.
†	—	Approximately $29,626 of this investment is restricted as collateral for swaps to various brokers.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,815
Aggregate gross unrealized depreciation	(7,412)

Net unrealized appreciation/depreciation	$15,403

Federal income tax cost of investments	$1,469,991

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Swaps are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$66,834	$9,537	$76,371
Collateralized Mortgage Obligations	—	204,535	819	205,354
Commercial Mortgage-Backed Securities	—	54,462	20	54,482

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Corporate Bonds
Consumer Discretionary	$—	$31,246	$—	$31,246
Consumer Staples	—	30,660	—	30,660
Energy	—	46,178	—	46,178
Financials	—	156,700	—	156,700
Health Care	—	27,159	—	27,159
Industrials	—	48,530	—	48,530
Information Technology	—	23,839	—	23,839
Materials	—	11,766	—	11,766
Real Estate	—	15,340	—	15,340
Telecommunication Services	—	18,093	—	18,093
Utilities	—	58,145	—	58,145

Total Corporate Bonds	—	467,656	—	467,656

Foreign Government Securities	—	5,279	—	5,279
Mortgage-Backed Securities	—	122,358	—	122,358
U.S. Government Agency Securities	—	225,858	—	225,858
U.S. Treasury Obligations	—	266,278	—	266,278
Short-Term Investments
Investment Company	61,758	—	—	61,758

Total Investments in Securities	$61,758	$1,413,260	$10,376	$1,485,394

Appreciation in Other Financial Instruments
Swaps	$—	$2,864	$—	$2,864

Depreciation in Other Financial Instruments
Swaps	$—	$(39,331)	$—	$(39,331)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers between levels 1 and 2 during the period ended May 31, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

JPMorgan Inflation Managed Bond Fund	Balance as of February 28, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2017
Investments in Securities
Asset-Backed Securities	$11,253		$1	$5	$—	(a)	$1,750	$(4,412)	$940	$—	$9,537
Collateralized Mortgage Obligations	814		—	9	—	(a)	—	(4)	—	—	819
Commercial Mortgage-Backed Securities	—	(a)	—	(7)	6		—	(33)	54	—	20

	$12,067		$1	$7	$6		$1,750	$(4,449)	$994	$—	$10,376

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.

Transfers between level 2 to level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine the price during the period ended May 31, 2017.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2017, which were valued using significant unobservable inputs (level 3), amounted to approximately $12,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$8,662		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (9.73%)
				Constant Default Rate	0.00% - 30.00% (14.37%)
				Yield (Discount Rate of Cash Flows)	1.88% - 4.70% (3.30%)

Asset-Backed Securities	8,662

	818		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.00% (0.63%)
				Constant Default Rate	0.00% - 0.25% (0.02%)
				Yield (Discount Rate of Cash Flows)	3.39% - 4.42% (3.48%)

Collateralized Mortgage Obligations	818

	—	(a)	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
				Yield (Discount Rate of Cash Flows)	5.23% (5.23%)

Commercial Mortgage-Backed Securities	—	(a)

Total	$9,480

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2017, the value of these investments was approximately $896,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Amount rounds to less than 500.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including inflation-linked swaps to manage interest rate risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — 3.2%
	Illinois — 0.9%
	Education — 0.9%
44,050	Illinois Finance Authority, University of Chicago Medical Center, Series A, Rev., VRDO, LOC: Bank of America NA, 0.680%, 06/01/17	44,050

	Louisiana — 1.9%
	Industrial Development Revenue/Pollution Control Revenue — 1.9%
87,700	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Series B, Rev., VRDO, 0.690%, 06/01/17	87,700

	Missouri — 0.4%
	Other Revenue — 0.4%
20,000	Missouri Development Finance Board, Nelson Gallery Foundation, Series A, Rev., VRDO, 0.720%, 06/01/17	20,000

	Total Daily Demand Notes (Cost $151,750)	151,750

Municipal Bonds — 86.0% (t)
	Alabama — 0.5%
	Education — 0.2%
	Alabama Public School & College Authority, Capital Improvement,
2,000	Series A, Rev., 5.000%, 02/01/23	2,389
2,000	Series A, Rev., 5.000%, 02/01/24	2,431
2,000	Series A, Rev., 5.000%, 02/01/25	2,419

		7,239

	Other Revenue — 0.2%
	Montgomery County Public Building Authority, Warrants, Facilities Project,
1,735	Rev., 5.000%, 03/01/26	2,068
3,590	Rev., 5.000%, 03/01/27	4,249
3,910	Rev., 5.000%, 03/01/29	4,566

		10,883

	Prerefunded — 0.1%
55	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/17 (p)	56
35	Baldwin County Board of Education, Capital Outlay School Warrants, Rev., AMBAC, 4.750%, 07/01/17 (p)	35
120	City of Daleville, Rev., AGC, 4.125%, 10/01/17 (p)	121
1,790	City of Huntsville, Capital Improvement & Refunding Warrants, Series A, GO, 5.000%, 09/01/18 (p)	1,881
2,000	City of Huntsville, School Capital Improvement Warrants, Series B, GO, 5.000%, 09/01/18 (p)	2,102

		4,195

	Total Alabama	22,317

	Alaska — 0.6%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
9,000	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	10,059

	Other Revenue — 0.0% (g)
140	Alaska Municipal Bond Bank Authority, Rev., 5.250%, 09/01/23	147

	Prerefunded — 0.4%
	Alaska Municipal Bond Bank Authority,
25	Rev., 5.250%, 09/01/18 (p)	26
835	Rev., 5.250%, 09/01/18 (p)	880
1,000	Rev., 5.375%, 09/01/18 (p)	1,056
30	Rev., 5.500%, 09/01/18 (p)	32
970	Rev., 5.500%, 09/01/18 (p)	1,026
12,275	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 5.500%, 09/01/19 (p)	13,493

		16,513

	Total Alaska	26,719

	Arizona — 2.0%
	Certificate of Participation/Lease — 0.5%
15,000	Arizona School Facilities Board, COP, 5.750%, 09/01/18	15,879
	Arizona State University, Board of Regents,
2,000	COP, NATL-RE, 5.000%, 07/01/17	2,007
2,000	COP, NATL-RE, 5.000%, 07/01/18	2,006
2,000	State of Arizona, Series A, COP, AGM, 5.250%, 10/01/23	2,182

		22,074

	Education — 0.1%
2,700	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	2,814
1,000	University of Arizona, Board of Regents, Series A, Rev., 5.000%, 06/01/30	1,156

		3,970

	General Obligation — 0.2%
4,000	City of Chandler, GO, 5.000%, 07/01/23	4,836

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
905	Maricopa County Dysart Unified School District No. 89, GO, NATL-RE, FGIC, 5.250%, 07/01/20	1,013
1,000	Maricopa County Phoenix Union High School District No. 210, GO, AGM, 5.250%, 07/01/19	1,088
2,100	Town of Gilbert, Projects of 2006 & 2007, GO, 5.000%, 07/01/18	2,195

		9,132

	Hospital — 0.0% (g)
1,000	Yavapai County IDA, Hospital, Yavapai Regional Medical Center, Series A, Rev., 5.250%, 08/01/33	1,117

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,000	Yavapai County IDA, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.125%, 06/01/18	1,008

	Other Revenue — 0.1%
	Scottsdale Municipal Property Corp., Excise Tax,
500	Rev., 5.000%, 07/01/17	502
1,570	Rev., 5.000%, 07/01/26	1,961

		2,463

	Prerefunded — 0.6%
7,500	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/18 (p)	7,682
1,000	Arizona School Facilities Board, COP, 5.250%, 09/01/18 (p)	1,054
2,000	Arizona Transportation Board, Highway, Series A, Rev., 5.000%, 07/01/18 (p)	2,089
	Arizona Water Infrastructure Finance Authority, Water Quality,
3,025	Series A, Rev., 5.000%, 10/01/18 (p)	3,188
3,935	Series A, Rev., 5.000%, 10/01/19 (p)	4,297
1,770	County of Pima, Sewer System, Series B, Rev., 5.000%, 07/01/21 (p)	2,039
2,000	Phoenix Civic Improvement Corp., Water System, Junior Lien, Series A, Rev., 5.000%, 07/01/19 (p)	2,166
6,600	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System, Series A, Rev., 5.000%, 01/01/18 (p)	6,761

		29,276

	Transportation — 0.1%
	Phoenix Civic Improvement Corp., Airport, Junior Lien,
1,000	Series A, Rev., 5.000%, 07/01/23	1,116
2,000	Series A, Rev., 5.000%, 07/01/27	2,229
1,000	Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund, Rev., 5.250%, 07/01/25	1,222
1,670	Tucson Airport Authority, Inc., Airport, Sub Lien, Rev., AMT, NATL-RE, 5.000%, 12/01/18	1,676

		6,243

	Utility — 0.2%
2,500	Arizona Power Authority, Power Resource, Hoover Uprating Project, Series A, Rev., 5.250%, 10/01/17	2,537
3,000	City of Mesa, Utility Systems, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	3,356
	Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System,
500	Series A, Rev., 5.000%, 01/01/21	533
3,000	Series A, Rev., 5.000%, 01/01/28	3,746
1,000	Series A, Rev., 5.000%, 12/01/28	1,156
25	Series B, Rev., 5.000%, 12/01/17	25

		11,353

	Water & Sewer — 0.2%
1,000	City of Glendale, Water & Sewer, Senior Lien, Rev., 5.000%, 07/01/28	1,174
	City of Scottsdale, Water & Sewer,
1,430	Rev., 5.250%, 07/01/21	1,665
1,875	Rev., 5.250%, 07/01/23	2,299
30	City of Tucson, Water System, Series A, Rev., 4.000%, 07/01/17	30
	County of Pima, Sewer System,
25	Rev., 5.000%, 07/01/17	25
1,380	Series B, Rev., 5.000%, 07/01/22	1,581
2,000	Phoenix Civic Improvement Corp., Wastewater System, Senior Lien, Rev., 5.500%, 07/01/20	2,103

		8,877

	Total Arizona	95,513

	Arkansas — 0.0% (g)
	General Obligation — 0.0% (g)
	Springdale School District No. 50, Construction,
45	Series A, GO, 4.625%, 06/01/37	45

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
50	Series A, GO, 4.750%, 06/01/39	50

		95

	Prerefunded — 0.0% (g)
25	Arkansas State University, Construction Housing System, Rev., AGM, 5.000%, 09/01/17 (p)	25
40	State of Arkansas, Higher Education, Series B, GO, 4.500%, 06/01/17 (p)	40

		65

	Total Arkansas	160

	California — 17.3%
	Certificate of Participation/Lease — 0.3%
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	8,639
1,250	Deserts Sands, Unified School District, COP, 5.000%, 03/01/22	1,456
2,275	Irvine Ranch Water District, COP, 5.000%, 03/01/32	2,767
1,250	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.000%, 10/01/30	1,430

		14,292

	Education — 1.5%
	California Educational Facilities Authority, Claremont McKenna College,
3,000	Series A, Rev., 4.000%, 01/01/33	3,235
1,000	Series A, Rev., 5.000%, 01/01/28	1,228
880	Series A, Rev., 5.000%, 01/01/29	1,073
1,185	Series A, Rev., 5.000%, 01/01/30	1,433
2,450	Series A, Rev., 5.000%, 01/01/31	2,935
2,000	Series A, Rev., 5.000%, 01/01/32	2,384
775	California Educational Facilities Authority, Pepperdine University, Rev., 5.000%, 09/01/24	917
	California State University, Systemwide,
3,500	Series A, Rev., 3.000%, 11/01/33	3,512
2,000	Series A, Rev., 4.000%, 11/01/35	2,146
3,225	Series A, Rev., 5.000%, 11/01/24	3,988
2,375	Series A, Rev., 5.000%, 11/01/29	2,887
2,285	Series A, Rev., 5.000%, 11/01/30	2,716
4,000	Series A, Rev., 5.000%, 11/01/32	4,802
2,875	Series A, Rev., 5.000%, 11/01/34	3,463
	Regents of the University of California, Limited Project,
2,000	Series I, Rev., 5.000%, 05/15/23	2,422
4,500	Series I, Rev., 5.000%, 05/15/24	5,545
	Simi Valley School Financing Authority, Unified School District,
1,170	Rev., AGM, 5.000%, 08/01/19	1,202
1,870	Rev., AGM, 5.000%, 08/01/20	1,920
	University of California,
4,500	Series AF, Rev., 5.000%, 05/15/25	5,405
2,000	Series AR, Rev., 5.000%, 05/15/31	2,415
2,500	Series AR, Rev., 5.000%, 05/15/33	2,987
1,500	Series AR, Rev., 5.000%, 05/15/34	1,785
1,455	Series AR, Rev., 5.000%, 05/15/35	1,725
8,500	University of California, Limited Project, Series G, Rev., 5.000%, 05/15/29	9,910

		72,035

	General Obligation — 8.0%
	Arcadia Unified School District,
9,385	GO, 4.000%, 08/01/38	9,985
7,500	GO, 4.000%, 08/01/41	7,936
5,450	Counties of Fresno, Madera, Tulare & Kings, State Center Community College District, GO, 5.250%, 08/01/28	6,430
2,750	Counties of Los Angeles & Orange, Rowland Unified School District, 2012 Election, Series A, GO, 5.250%, 08/01/43	3,226
1,390	County of Orange, Garden Grove Unified School District, 2010 Election, Series C, GO, 5.000%, 08/01/30	1,642
1,400	County of Riverside, Murrieta Valley Unified School District, GO, AGM, 5.000%, 09/01/25	1,712
	County of Sacramento, San Juan Unified School District, Election of 2002,
1,670	GO, 5.000%, 08/01/27	1,983
3,540	GO, 5.000%, 08/01/30	4,167
4,000	GO, 5.000%, 08/01/31	4,681
2,000	County of San Diego, Carlsbad Unified School District, Election of 2006, Capital Appreciation, Series B, GO, Zero Coupon, 05/01/18	1,980
19,585	County of San Diego, Grossmont-Cuyamaca Community College District, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	15,598
5,975	County of Santa Clara, Election of 2008, Series B, GO, 5.000%, 08/01/25	7,034
	County of Santa Clara, Mountain View-Los Altos Union High School District, Election of 2010,
2,000	Series C, GO, Zero Coupon, 08/01/23	1,793

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
1,000	Series C, GO, Zero Coupon, 08/01/27	776
	Desert Community College District,
2,500	GO, 5.000%, 08/01/30	3,102
2,250	GO, 5.000%, 08/01/31	2,769
2,500	GO, 5.000%, 08/01/33	3,040
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/32	1,119
25	Huntington Beach Union High School District, GO, 4.000%, 08/01/17	25
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	3,137
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	4,116
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	4,845
	Los Angeles Community College District,
2,300	Series A, GO, 4.000%, 08/01/33	2,489
9,000	Series A, GO, 5.000%, 08/01/30	10,809
15,000	Series A, GO, 5.000%, 08/01/31	17,895
10,430	Los Angeles Community College District, Election of 2008, Series G, GO, 4.000%, 08/01/39	11,029
	Los Angeles Unified School District,
16,150	Series A, GO, 5.000%, 07/01/26	20,363
7,650	Series A, GO, 5.000%, 07/01/27	9,737
11,670	Series C, GO, 5.000%, 07/01/24	14,352
36,915	Series C, GO, 5.000%, 07/01/25	45,261
5,505	Series C, GO, 5.000%, 07/01/26	6,702
3,000	Series C, GO, 5.000%, 07/01/27	3,638
25	Series KRY, GO, 4.000%, 07/01/17	25
6,120	Los Angeles Unified School District, Election of 2004, Series I, GO, 5.250%, 07/01/23	6,665
	Los Angeles Unified School District, Election of 2008,
2,100	Series A, GO, 5.000%, 07/01/28	2,412
1,545	Series A, GO, 5.000%, 07/01/29	1,774
1,365	Series A, GO, 5.000%, 07/01/31	1,559
25	Menlo Park City School District, GO, 4.000%, 07/01/17	25
	Menlo Park City School District, Crossover Capital Appreciation,
1,000	GO, Zero Coupon, 07/01/33	559
725	GO, Zero Coupon, 07/01/35	368
1,150	GO, Zero Coupon, 07/01/36	555
1,950	GO, Zero Coupon, 07/01/37	897
1,250	GO, Zero Coupon, 07/01/41	474
25	Pleasanton Unified School District, Series A, GO, 4.000%, 08/01/17	25
	Riverside County, California, Desert Sands Unified School District,
3,750	GO, 5.000%, 08/01/25	4,680
1,750	GO, 5.000%, 08/01/26	2,166
	Sacramento City Unified School District, Election of 2012, Measure Q,
555	Series E, GO, 5.000%, 08/01/27	703
2,385	Series E, GO, 5.000%, 08/01/28	2,982
1,500	Series E, GO, 5.000%, 08/01/29	1,856
35	San Bernardino Community College District, Election of 2008, Series A, GO, 5.000%, 08/01/17	35
4,890	San Diego Community College District, GO, 5.000%, 08/01/24	5,762
465	San Diego Unified School District, Election of 2012, Series F, GO, 4.000%, 07/01/33	504
3,000	San Francisco Bay Area Rapid Transit District, Election of 2004, Series D, GO, 5.000%, 08/01/30	3,642
1,000	Santa Barbara Community College District, Santa Barbara County, Series C, GO, 4.000%, 08/01/40	1,057
	State of California, Various Purpose,
1,280	GO, 4.000%, 09/01/33	1,384
12,120	GO, 5.000%, 03/01/25	15,000
2,000	GO, 5.000%, 09/01/27	2,312
100	GO, 5.000%, 10/01/29	103
24,000	GO, 5.000%, 08/01/30	28,527
4,000	GO, 5.000%, 09/01/30	4,597
3,500	GO, 5.000%, 09/01/31	4,009
5	GO, 5.125%, 04/01/23	5
6,790	GO, 5.500%, 04/01/18	7,056
6,800	GO, 5.500%, 04/01/21	7,380
15,000	GO, 5.625%, 04/01/26	16,307
6,685	GO, 6.500%, 04/01/33	7,365
1,565	GO, AMBAC, 5.000%, 02/01/27	1,964
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	7,858

		375,963

	Hospital — 0.6%
6,250	California Health Facilities Financing Authority, Cedars-Sinal Medical Center, Rev., 5.000%, 11/15/27	7,620

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — continued
4,000	California Health Facilities Financing Authority, Kaiser Permanente, Subseries A-2, Rev., 4.000%, 11/01/38	4,188
1,500	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/26	1,741
	California Health Facilities Financing Authority, Sutter Health,
1,450	Series A, Rev., 3.250%, 11/15/36	1,417
650	Series A, Rev., 5.000%, 11/15/26	793
1,000	Series A, Rev., 5.000%, 11/15/29	1,188
500	Series A, Rev., 5.000%, 11/15/30	590
5,000	Series A, Rev., 5.000%, 11/15/33	5,815
2,000	Series D, Rev., 5.000%, 08/15/25	2,299
	California Municipal Finance Authority, Community Medical Centers,
1,250	Series A, Rev., 5.000%, 02/01/28	1,493
1,400	Series A, Rev., 5.000%, 02/01/29	1,660

		28,804

	Other Revenue — 1.7%
	California Infrastructure & Economic Development Bank, Refunding Academy Motion Picture Arts & Sciences,
1,630	Series A, Rev., 5.000%, 11/01/24	1,984
1,000	Series A, Rev., 5.000%, 11/01/26	1,204
3,025	California State Public Works Board, California State University, Various Capital Projects, Series C, Rev., 5.000%, 03/01/32	3,609
	California State Public Works Board, Department of Forestry & Fire Protection, Various Forestry Projects,
2,785	Series C, Rev., AGM, 5.000%, 04/01/22	2,794
2,105	Series C, Rev., AGM, 5.000%, 04/01/24	2,112
	California State Public Works Board, Department of General Services,
2,500	Series F, Rev., 5.000%, 05/01/22	2,937
3,000	Series F, Rev., 5.000%, 05/01/23	3,598
5,395	Series F, Rev., 5.000%, 05/01/24	6,575
6,445	Series F, Rev., 5.000%, 05/01/25	7,939
3,100	Series F, Rev., 5.000%, 05/01/26	3,764
5,000	Series F, Rev., 5.000%, 05/01/27	6,005
	California State Public Works Board, Department of Justice, Various Replacement Laboratory Projects,
1,285	Series D, Rev., AGM, 5.000%, 04/01/21	1,289
1,415	Series D, Rev., AGM, 5.000%, 04/01/23	1,420
1,560	Series D, Rev., AGM, 5.000%, 04/01/25	1,565
	Contra Costa County Transportation Authority, Sales Tax,
1,195	Series A, Rev., 4.000%, 03/01/26	1,369
2,000	Series A, Rev., 5.000%, 03/01/24	2,455
1,250	Series A, Rev., 5.000%, 03/01/25	1,556
5,000	County of Los Angeles, Huntington Park Redevelopment Agency, Merged Redevelopment Project, Rev., Zero Coupon, 01/01/19 (p)	4,922
	Golden State Tobacco Securitization Corp., Tobacco Settlement,
1,500	Series A, Rev., 5.000%, 06/01/19	1,620
1,250	Series A, Rev., 5.000%, 06/01/20	1,393
1,000	Series A, Rev., 5.000%, 06/01/21	1,146
4,000	Series A, Rev., 5.000%, 06/01/32	4,649
	San Francisco Bay Area Rapid Transit District,
355	Series A, Rev., 5.000%, 07/01/24	438
510	Series A, Rev., 5.000%, 07/01/25	638
475	Series A, Rev., 5.000%, 07/01/26	588
1,250	Series A, Rev., 5.000%, 07/01/32	1,459
	San Marcos Public Facilities Authority, CR,
1,000	Rev., Zero Coupon, 01/01/19 (p)	985
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,785
8,400	Santa Clara County Financing Authority, Multiple Facilities Projects, Series P, Rev., 5.000%, 05/15/29	10,127

		82,925

	Prerefunded — 1.4%
50	Burlingame Elementary School District, Election of 2007, Series A, GO, 5.500%, 08/01/17 (p)	50
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/18 (p)	2,112
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/18 (p)	2,144
35	Series C, Rev., 6.500%, 10/01/18 (p)	38
2,450	Series C, Rev., 6.500%, 10/01/18 (p)	2,634
1,965	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	2,113
13,405	California State Public Works Board, California State University, Various University Projects, Series H, Rev., 5.000%, 09/01/23 (p)	16,322

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
40	Citrus Community College District, Election of 2004, Series B, GO, NATL-RE, 5.000%, 06/01/17 (p)	40
35	Los Angeles County Sanitation Districts Financing Authority, Capital Project District No.20, Series A, Rev., AMBAC, 4.500%, 10/01/17 (p)	35
	San Diego Public Facilities Financing Authority, Sewer Waste Water System,
11,865	Series A, Rev., 5.000%, 05/15/19 (p)	12,809
1,000	Series B, Rev., 5.500%, 05/15/19 (p)	1,089
20	Santa Clara Redevelopment Agency, Bayshore North Project, Rev., NATL-RE, 5.000%, 06/01/17 (p)	20
210	Simi Valley School Financing Authority, Unified School District, Rev., AGM, 5.000%, 08/01/17 (p)	216
50	State of California, Various Purpose, GO, NATL-RE, 5.000%, 06/01/17 (p)	50
25,000	University of California, Series O, Rev., 5.750%, 05/15/19 (p)	27,352
25	Vista Unified School District, Election of 2002, Series C, GO, AGM, 5.000%, 08/01/17 (p)	25
50	Wasco Union High School District, Series A, GO, AGC, 4.750%, 08/01/17 (p)	50
50	Yuba Community College District, Election of 2006, Series B, GO, AMBAC, 4.750%, 08/01/17 (p)	50

		67,149

	Transportation — 0.5%
	City of Los Angeles, Harbor Department,
475	Series A, Rev., 5.000%, 08/01/22	565
425	Series A, Rev., 5.000%, 08/01/23	517
450	Series A, Rev., 5.000%, 08/01/24	557
1,770	County of Los Angeles, Metropolitan Transportation Authority, Union Station Gateway Project, Rev., 5.000%, 07/01/26	2,183
5,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.000%, 07/01/30	6,206
4,525	Riverside County Transportation Commission, Limited Tax, Series A, Rev., 5.250%, 06/01/33	5,330
	San Joaquin County Transportation Authority, Measure K Sales Tax,
2,185	Rev., 5.000%, 03/01/31	2,672
2,000	Rev., 5.000%, 03/01/32	2,432
1,000	Rev., 5.000%, 03/01/33	1,209

		21,671

	Utility — 1.7%
	City of Los Angeles, Department of Water & Power, Power System,
1,250	Series A, Rev., 5.000%, 07/01/28	1,529
2,055	Series A, Rev., 5.000%, 07/01/31	2,508
2,550	Series A, Rev., 5.000%, 07/01/32	3,095
5,000	Series A, Rev., 5.000%, 07/01/33	6,036
10,000	Series B, Rev., 5.000%, 07/01/29	12,364
3,400	Series B, Rev., 5.000%, 07/01/31	3,985
3,075	Series B, Rev., 5.000%, 07/01/32	3,590
1,250	Series D, Rev., 5.000%, 07/01/28	1,505
2,710	Series D, Rev., 5.000%, 07/01/30	3,226
2,500	Series D, Rev., 5.000%, 07/01/31	2,960
390	Series D, Rev., 5.000%, 07/01/33	458
4,750	Series D, Rev., 5.000%, 07/01/34	5,557
250	Series D, Rev., 5.000%, 07/01/35	291
	City of Los Angeles, Department of Water & Power, Water System,
1,350	Series A, Rev., 5.000%, 07/01/31	1,622
2,560	Series A, Rev., 5.000%, 07/01/32	3,060
1,360	Series A, Rev., 5.000%, 07/01/33	1,618
1,250	Series A, Rev., 5.000%, 07/01/34	1,480
1,125	Series A, Rev., 5.000%, 07/01/35	1,328
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	2,814
9,545	Series A, Rev., 5.250%, 11/15/22	10,933
30	Los Angeles Department of Water & Power, Waterworks System, Subseries A-2, Rev., AMBAC, 5.000%, 07/01/44	30
35	Sacramento Municipal Utility District, Series B, Rev., 5.000%, 08/15/17	35
1,290	Sacramento Municipal Utility District Financing Authority, Cosumnes Project, Rev., 5.000%, 07/01/28	1,567
5,650	State of California, Department of Water Resources, Power Supply, Series O, Rev., 5.000%, 05/01/22	6,669

		78,260

	Water & Sewer — 1.6%
1,000	California Infrastructure & Economic Development Bank, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/27	1,276
300	City of Bakersfield, Wastewater, Series A, Rev., 5.000%, 09/15/23	364

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
	City of Los Angeles, Wastewater System,
12,500	Series A, Rev., 5.000%, 06/01/26	14,872
2,000	Series C, Rev., 5.000%, 06/01/26	2,350
5,000	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	4,457
	City of Vallejo, Water,
3,010	Rev., NATL-RE, 5.000%, 05/01/22	3,018
3,160	Rev., NATL-RE, 5.000%, 05/01/23	3,168
3,320	Rev., NATL-RE, 5.000%, 05/01/24	3,329
3,490	Rev., NATL-RE, 5.000%, 05/01/25	3,501
	Orange County Water District,
1,235	Series A, Rev., 5.000%, 08/15/32	1,513
650	Series A, Rev., 5.000%, 08/15/34	786
	San Diego County Water Authority,
13,095	Series A, Rev., 5.000%, 05/01/29	15,526
10,000	Series A, Rev., 5.000%, 05/01/30	11,839
3,345	Santa Clara Valley Water District Public Facilities Financing Corp., Series A, Rev., 5.000%, 06/01/35	4,005
	Santa Margarita/Dana Point Authority, Water District Improvement,
950	Series A, Rev., 5.000%, 08/01/31	1,172
1,030	Series A, Rev., 5.000%, 08/01/32	1,264
1,630	Series A, Rev., 5.000%, 08/01/33	1,987

		74,427

	Total California	815,526

	Colorado — 1.9%
	Certificate of Participation/Lease — 0.0% (g)
	Adams County, Colorado Refunding & Improvement,
1,100	COP, 5.000%, 12/01/31	1,291
500	COP, 5.000%, 12/01/34	575

		1,866

	General Obligation — 1.1%
25	Arapahoe County Water & Wastewater Public Improvement District, GO, 4.000%, 12/01/17	25
6,845	City & County of Denver, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/20	7,480
	Dawson Ridge Metropolitan District No.1,
10,000	Series A, GO, Zero Coupon, 10/01/22 (p)	9,207
2,000	Series B, GO, Zero Coupon, 10/01/22 (p)	1,842
	Jefferson County School District No. R-1,
18,325	GO, 5.000%, 12/15/20	20,804
9,500	GO, 5.000%, 12/15/22	11,297

		50,655

	Hospital — 0.1%
4,500	Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.500%, 01/01/35	5,231

	Prerefunded — 0.7%
23,470	Counties of Adams & Arapahoe, Joint School District No. 281, GO, 6.250%, 12/01/18 (p)	25,340
5,000	State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program, COP, 5.250%, 11/01/18 (p)	5,304
	University of Colorado, Enterprise System,
1,980	Series A, Rev., 5.500%, 06/01/19 (p)	2,156
750	Series A, Rev., 5.750%, 06/01/19 (p)	820

		33,620

	Total Colorado	91,372

	Connecticut — 0.7%
	Education — 0.1%
4,165	Connecticut State Health & Educational Facility Authority, Connecticut State University System Issue, Series N, Rev., 5.000%, 11/01/25	5,012
30	Connecticut State Health & Educational Facility Authority, Yale University Issue, Series A, Rev., VAR, 1.375%, 07/11/18	30
1,030	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Series A, Rev., 5.250%, 11/15/22	1,158

		6,200

	General Obligation — 0.3%
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/22	7,244
25	Series B, GO, 4.000%, 12/01/17	25
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	6,681
200	The Metropolitan District, Hartford County, Series A, GO, 5.000%, 08/01/19	215

		14,165

	Housing — 0.1%
	Connecticut Housing Finance Authority,
1,260	Series SNH-7, Rev., AGM, 5.000%, 06/15/17	1,262
1,320	Series SNH-7, Rev., AGM, 5.000%, 06/15/18	1,324

		2,586

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 5.000%, 08/15/24	121
350	Series A, Rev., 5.000%, 08/15/25	421
150	Series A, Rev., 5.000%, 08/15/26	179
250	Series A, Rev., 5.000%, 08/15/27	297
300	Series A, Rev., 5.000%, 08/15/29	355
100	Series A, Rev., 5.500%, 08/15/23	125

		1,498

	Prerefunded — 0.0% (g)
25	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Series I, Rev., NATL-RE, 5.000%, 07/01/17 (p)	25
25	The Metropolitan District, Hartford County, GO, 4.000%, 06/01/17 (p)	25

		50

	Transportation — 0.2%
5,000	Connecticut State, Special Tax Obligation Transportation Infrastructure, Series A, Rev., 5.000%, 08/01/26	5,976
2,000	State of Connecticut, Transportation Infrastructure Purposes, Series A, Rev., 5.000%, 09/01/30	2,352

		8,328

	Total Connecticut	32,827

	Delaware — 0.4%
	General Obligation — 0.2%
	State of Delaware,
351	GO, 5.000%, 07/01/22	393
350	GO, 5.000%, 07/01/23	392
4,000	Series B, GO, 5.000%, 07/01/22	4,743
3,710	Series B, GO, 5.000%, 07/01/23	4,500
1,000	Series C, GO, 5.000%, 10/01/25	1,259

		11,287

	Prerefunded — 0.1%
3,299	State of Delaware, GO, 5.000%, 07/01/20 (p)	3,693

	Transportation — 0.1%
2,205	Delaware Transportation Authority, Rev., GAN, 5.000%, 09/01/21	2,473

	Total Delaware	17,453

	District of Columbia — 0.8%
	General Obligation — 0.7%
	District of Columbia,
890	Series A, GO, 5.000%, 06/01/29	1,104
1,325	Series A, GO, 5.000%, 06/01/30	1,632
1,865	Series A, GO, 5.000%, 06/01/31	2,281
2,200	Series A, GO, 5.000%, 06/01/32	2,675
3,050	Series A, GO, 5.000%, 06/01/33	3,700
7,175	Series A, GO, 5.000%, 06/01/35	8,389
4,200	Series A, GO, 5.000%, 06/01/36	4,897
65	Series B, GO, AMBAC, 5.000%, 06/01/17	65
1,800	Series D, GO, 5.000%, 06/01/28	2,239
4,000	Series D, GO, 5.000%, 06/01/30	4,900

		31,882

	Other Revenue — 0.1%
5,000	District of Columbia, Income Tax Secured, Series A, Rev., 5.000%, 12/01/22	5,564

	Prerefunded — 0.0% (g)
15	District of Columbia, Series C, GO, AGM, 5.000%, 12/01/17 (p)	15

	Water & Sewer — 0.0% (g)
1,475	District of Columbia, Water & Sewer Authority, Public Utility, Subordinate Lien, Series A, Rev., 5.000%, 10/01/29	1,784

	Total District of Columbia	39,245

	Florida — 1.8%
	General Obligation — 1.0%
2,095	County of Miami-Dade, Series DD, GO, AMBAC, 7.750%, 10/01/18	2,278
	County of Miami-Dade, Building Better Communities Program,
2,835	Series A, GO, 5.000%, 07/01/33	3,345
5,355	Series A, GO, 5.000%, 07/01/34	6,289
	Florida State Board of Education, Public Education Capital Outlay,
25	Series A, GO, 5.000%, 06/01/17	25
4,500	Series A, GO, 5.000%, 06/01/23	5,057
1,250	Series A, GO, 5.000%, 06/01/25	1,404
30	Series B, GO, 5.000%, 06/01/17	30
25	Series C, GO, 5.000%, 06/01/17	25
14,600	Series D, GO, 5.000%, 06/01/24	16,724
35	Series E, GO, 5.000%, 06/01/17	35
4,515	Series E, GO, 5.000%, 06/01/19	4,882
4,740	Series E, GO, 5.000%, 06/01/20	5,301

		45,395

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — 0.0% (g)
	Brevard County Health Facilities Authority, Health First, Inc. Project,
1,000	Rev., 5.000%, 04/01/22	1,146
1,250	Rev., 5.000%, 04/01/24	1,478
25	City of Tampa, Baycare Health System, Rev., 5.000%, 11/15/17	26

		2,650

	Housing — 0.0% (g)
805	Florida Housing Finance Corp., Homeowner Mortgage, Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 01/01/39	838
445	Florida Housing Finance Corp., Homeowner Mortgage, Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	462

		1,300

	Other Revenue — 0.4%
2,000	County of Palm Beach, Rev., 5.000%, 05/01/38	2,340
	County of Tallahassee, City of Leon, Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,584
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,258
	Palm Beach County, Public Improvement,
3,955	Rev., 5.000%, 05/01/23	4,755
2,000	Rev., 5.000%, 05/01/24	2,444
3,405	Rev., 5.000%, 05/01/25	4,212

		17,593

	Prerefunded — 0.1%
55	Bay County School Board, Certificates Participation Master Lease Program, Series A, COP, AMBAC, 5.000%, 07/01/17 (p)	55
	Brevard County School District,
50	Series C, COP, AMBAC, 4.000%, 07/01/17 (p)	50
35	Series C, COP, AMBAC, 5.000%, 07/01/17 (p)	35
25	Broward County School Board, Series A, COP, NATL-RE, 4.500%, 07/03/17 (p)	25
3,700	County of Miami-Dade, Miami International Airport, Series D, Rev., AGM, 5.250%, 10/01/17 (p)	3,754
120	County of Miami-Dade, Water & Sewer System, Rev., XLCA, 5.000%, 10/01/17 (p)	122
50	Orlando-Orange County Expressway Authority, Series A, Rev., AGM, 5.000%, 07/01/17 (p)	50
150	Palm Beach County, Public Improvement, Series 2, Rev., 5.375%, 11/01/18 (p)	160

		4,251

	Transportation — 0.0% (g)
25	Florida’s Turnpike Enterprise, Department of Transportation, Series A, Rev., 5.000%, 07/01/17	25

	Utility — 0.3%
5,000	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 5.000%, 10/01/20	5,620
	JEA Electric System,
60	Series A, Rev., 4.000%, 10/01/17	61
1,395	Series A, Rev., 5.000%, 10/01/23	1,676
3,290	Series A, Rev., 5.000%, 10/01/23	3,853
3,290	Series A, Rev., 5.000%, 10/01/27	3,833

		15,043

	Water & Sewer — 0.0% (g)
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	577
25	JEA Water & Sewer System, Series A, Rev., 5.000%, 10/01/17	26

		603

	Total Florida	86,860

	Georgia — 2.7%
	Education — 0.1%
2,000	Private Colleges & Universities Authority, Emory University, Series A, Rev., 5.000%, 10/01/43	2,299

	General Obligation — 0.3%
	Barrow County School District,
2,190	GO, 5.000%, 02/01/25	2,474
1,755	GO, 5.000%, 02/01/26	1,979
	Cherokee County Board of Education, School System,
335	GO, 5.000%, 02/01/26	417
1,550	GO, 5.000%, 02/01/28	1,932
	State of Georgia,
6,880	Series E, GO, 5.000%, 12/01/25	8,677
25	Series J-1, GO, 4.000%, 07/01/17	25

		15,504

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — 0.0% (g)
45	Georgia Housing & Finance Authority, Single Family Mortgage, Series B-1, Rev., 3.150%, 06/01/17	45

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Co. Plant Scherer Project, Rev., VAR, 1.700%, 06/21/17	4,001

	Prerefunded — 0.3%
555	Barrow County School District, GO, 5.000%, 02/01/21 (p)	633
5,000	Gwinnett County School District, GO, 5.000%, 02/01/18 (p)	5,138
10,000	State of Georgia, Series B, GO, 5.000%, 01/01/19 (p)	10,643

		16,414

	Transportation — 0.4%
9,500	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/20	10,444
	Georgia State Road & Tollway Authority, Federal Highway,
2,465	Series A, Rev., GAN, AGM, 5.000%, 06/01/19	2,564
5,000	Series A, Rev., GAN, AGM, 5.000%, 06/01/20	5,200
695	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE-IBC, Bank of New York, 6.250%, 07/01/18	715
25	Metropolitan Atlanta Rapid Transit Authority, Third Indenture, Series A, Rev., NATL-RE, 5.000%, 07/01/17	25

		18,948

	Utility — 0.1%
	Camden County Public Service Authority, City of St. Mary’s Project,
1,005	Rev., 5.000%, 12/01/21	1,128
1,960	Rev., 5.000%, 12/01/22	2,207
1,000	Rev., 5.000%, 12/01/23	1,125
1,475	Main Street Natural Gas, Inc., Gas Project, Series A, Rev., 5.500%, 09/15/21	1,668

		6,128

	Water & Sewer — 1.4%
	City of Atlanta, Water & Wastewater,
2,110	Rev., 5.000%, 11/01/29	2,544
4,250	Rev., 5.000%, 11/01/30	5,104
	City of Columbus, Georgia Water and Sewerage,
280	Rev., 5.000%, 05/01/31	338
350	Rev., 5.000%, 05/01/34	416
350	Rev., 5.000%, 05/01/35	414
2,000	Series A, Rev., 5.000%, 05/01/22	2,357
445	Series A, Rev., 5.000%, 05/01/27	531
595	Series A, Rev., 5.000%, 05/01/28	705
	County of Cobb, Water & Sewerage Improvement,
6,155	Rev., 5.000%, 07/01/20	6,674
6,565	Rev., 5.000%, 07/01/21	7,095
	County of DeKalb, Water & Sewerage,
4,800	Series B, Rev., 5.250%, 10/01/22	5,750
8,660	Series B, Rev., 5.250%, 10/01/23	10,599
5,500	Series B, Rev., 5.250%, 10/01/26	7,006
7,000	County of Fulton, Water & Sewerage, Rev., 5.000%, 01/01/22	7,935
5,000	County of Henry, Water & Sewerage Authority, Rev., BHAC-CR, FSA-CR, NATL-RE, 5.250%, 02/01/28	6,342

		63,810

	Total Georgia	127,149

	Hawaii — 1.1%
	General Obligation — 0.8%
	City & County of Honolulu,
8,695	Series B, GO, 5.000%, 10/01/27	10,673
3,000	Series C, GO, 5.000%, 10/01/25	3,744
3,000	Series C, GO, 5.000%, 10/01/27	3,683
	State of Hawaii,
100	Series DR, GO, 5.000%, 06/01/17	100
13,850	Series FK, GO, 5.000%, 05/01/27	17,448

		35,648

	Prerefunded — 0.2%
115	City & County of Honolulu, Series A, GO, AGM, 5.000%, 07/01/17 (p)	116
1,000	State of Hawaii, Series DK, GO, 5.000%, 05/01/18 (p)	1,038
	State of Hawaii, Highway,
5,120	Rev., 5.250%, 01/01/19 (p)	5,469
2,450	Rev., 6.000%, 01/01/19 (p)	2,646

		9,269

	Transportation — 0.1%
	State of Hawaii, Highway,
5,915	Rev., 5.000%, 01/01/20	6,291

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation –– continued
520	Rev., 5.250%, 01/01/18	534

		6,825

	Total Hawaii	51,742

	Idaho — 0.5%
	Prerefunded — 0.3%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/18 (p)	12,900

	Transportation — 0.2%
	Idaho Housing & Finance Association, Federal Highway Trust,
2,550	Series A, Rev., GRAN, 5.000%, 07/15/25	3,100
4,800	Series A, Rev., GRAN, 5.000%, 07/15/26	5,861

		8,961

	Total Idaho	21,861

	Illinois — 1.5%
	Education — 0.0% (g)
1,750	Illinois Finance Authority, University of Chicago, Series A, Rev., 5.000%, 10/01/29	1,985

	General Obligation — 0.8%
6,345	Chicago Board of Education, School Reform, Dedicated Tax Revenues, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	6,269
7,500	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/20	7,525
1,400	Counties of Kane & Cook, City of Elgin, GO, 4.000%, 12/15/21	1,522
5,000	County of Cook, School District No. 122, GO, AGM-CR, NATL-RE, Zero Coupon, 12/01/21 (p)	4,694
1,000	County of Cook, Township High School District No. 205, GO, AGC, 5.500%, 12/01/19	1,064
	County of Dupage, Courthouse Project,
250	GO, 5.000%, 01/01/26	307
525	GO, 5.000%, 01/01/27	639
255	GO, 5.000%, 01/01/28	308
730	GO, 5.000%, 01/01/29	876
25	County of Kane, GO, NATL-RE, 5.250%, 01/01/18	26
90	Du Page Cook & Will Counties Community College District No. 502, Series A, GO, 4.000%, 06/01/17	90
25	Greater Chicago Metropolitan Water Reclamation District, Capital Improvement, Series B, GO, 5.000%, 12/01/17	26
	Kane, Cook & DuPage Counties School District No. 46, Elgin,
1,500	Series D, GO, 5.000%, 01/01/27	1,726
1,700	Series D, GO, 5.000%, 01/01/34	1,899
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,922
	Will County, Community Unit School District No. 365-U,
2,700	GO, 3.000%, 07/01/36	2,465
1,000	GO, 4.000%, 01/01/30	1,067
1,500	GO, 4.000%, 01/01/32	1,586
1,000	GO, 4.000%, 01/01/33	1,054
1,000	GO, 4.000%, 01/01/34	1,050
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
900	GO, 5.750%, 06/01/25	941
830	GO, 5.750%, 06/01/27	867
620	GO, 5.750%, 06/01/28	645

		38,568

	Hospital — 0.1%
	Illinois Finance Authority, Rush University Medical Center Obligated Group,
1,000	Series A, Rev., 5.000%, 11/15/21	1,149
2,000	Series A, Rev., 5.000%, 11/15/23	2,376
1,000	Series A, Rev., 5.000%, 11/15/24	1,201

		4,726

	Other Revenue — 0.1%
	City of Chicago, Motor Fuel Tax,
75	Rev., 5.000%, 01/01/20	79
200	Rev., 5.000%, 01/01/21	213
70	Rev., 5.000%, 01/01/22	76
1,650	City of Chicago, Pilsen Redevelopment Project, Series A, Rev., 5.000%, 06/01/22	1,851
250	State of Illinois, Rev., 4.000%, 06/15/17	250

		2,469

	Prerefunded — 0.0% (g)
1,175	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College, GO, 5.750%, 06/01/18 (p)	1,232

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.1%
3,000	Illinois State Toll Highway Authority, Series A, Rev., 5.000%, 12/01/22	3,535
250	Regional Transportation Authority, Series A, Rev., AGM, 5.000%, 06/01/18	260

		3,795

	Utility — 0.3%
	City of Springfield, Senior Lien Electric,
3,500	Rev., AGM, 3.500%, 03/01/30	3,592
4,500	Rev., 5.000%, 03/01/27	5,269
4,000	Rev., 5.000%, 03/01/28	4,640

		13,501

	Water & Sewer — 0.1%
	City of Chicago, Second Lien Wastewater Transmission,
1,210	Rev., 5.000%, 01/01/20	1,305
700	Rev., 5.000%, 01/01/22	786
	City of Chicago, Second Lien Water, Project,
1,500	Rev., 5.000%, 11/01/21	1,687
600	Rev., 5.000%, 11/01/22	686
1,000	Rev., 5.000%, 11/01/27	1,134
500	Rev., 5.000%, 11/01/30	557

		6,155

	Total Illinois	72,431

	Indiana — 1.0%
	Education — 0.1%
	Indiana University,
2,000	Series A, Rev., 5.000%, 06/01/28	2,340
1,000	Series A, Rev., 5.000%, 06/01/32	1,168
	Plainfield Community High School Building Corp.,
285	Rev., 5.000%, 01/15/22	331
750	Rev., 5.000%, 07/15/23	899
1,255	Rev., 5.000%, 07/15/24	1,529

		6,267

	Other Revenue — 0.8%
	Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project,
1,150	Rev., 5.000%, 08/01/24	1,387
500	Rev., 5.000%, 02/01/25	601
	Indiana Finance Authority, State Revolving Fund Program,
2,300	Series A, Rev., 5.000%, 02/01/23	2,704
5,205	Series A, Rev., 5.000%, 02/01/30	5,863
18,805	Series C, Rev., 5.000%, 02/01/21	20,825
3,000	Series C, Rev., 5.000%, 02/01/30	3,506
775	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	825

		35,711

	Prerefunded — 0.0% (g)
25	Westfield Multi-School Building Corp., First Mortgage, Rev., AGM, 5.000%, 07/15/17 (p)	25

	Utility — 0.1%
	Indianapolis Local Public Improvement Bond Bank, Stormwater Project,
725	Series D, Rev., 5.000%, 01/01/21	825
1,245	Series D, Rev., 5.000%, 01/01/24	1,477

		2,302

	Water & Sewer — 0.0% (g)
	City of Evansville, Waterworks District,
325	Series B, Rev., 5.000%, 01/01/22	372
375	Series B, Rev., 5.000%, 01/01/23	429
1,000	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	1,147

		1,948

	Total Indiana	46,253

	Iowa — 0.9%
	General Obligation — 0.2%
6,850	City of Des Moines, Capital Loan Notes, Series H, GO, 5.000%, 06/01/21	7,125
1,095	Davenport Iowa Corp., GO, 4.000%, 06/01/21	1,187

		8,312

	Other Revenue — 0.7%
	Iowa Finance Authority, State Revolving Fund,
5,420	Rev., 5.000%, 08/01/26	6,228
12,905	Rev., 5.000%, 08/01/29	14,807
5,640	State of Iowa, Ijobs Program, Series A, Rev., 5.000%, 06/01/25	6,967
4,690	State of Iowa, Prison Infrastructure Fund, Rev., 5.000%, 06/15/25	5,797

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
500	State of Iowa, Vision Iowa Special Fund, Rev., NATL-RE, 5.500%, 02/15/20	558

		34,357

	Prerefunded — 0.0% (g)
55	Cedar Rapids Community School District, Rev., 4.250%, 07/01/17 (p)	55

	Total Iowa	42,724

	Kansas — 1.3%
	General Obligation — 0.0% (g)
1,000	City of Lenexa, Series B, GO, 5.000%, 09/01/25	1,250
650	County of Shawnee, Unified School District No. 345, Seaman, Series A, GO, 5.000%, 09/01/24	772

		2,022

	Other Revenue — 0.1%
3,450	Public Building Commission of Johnson County, Kansas Lease Purchase, Series B, Rev., 5.000%, 09/01/25	4,331

	Transportation — 1.2%
	Kansas State Department Transportation Highway,
9,500	Series A, Rev., 5.000%, 09/01/17	9,601
2,500	Series A, Rev., 5.000%, 09/01/18	2,629
7,000	Series A, Rev., 5.000%, 09/01/19	7,636
7,000	Series A, Rev., 5.000%, 09/01/20	7,888
8,000	Series B, Rev., 5.000%, 09/01/30	9,699
4,625	Series B, Rev., 5.000%, 09/01/35	5,490
5,750	Series C, Rev., 5.000%, 09/01/24	6,772
	Kansas Turnpike Authority,
2,000	Series A, Rev., 5.000%, 09/01/21	2,248
3,800	Series A, Rev., 5.000%, 09/01/22	4,241

		56,204

	Total Kansas	62,557

	Kentucky — 0.7%
	Education — 0.1%
3,960	Oldham County, Kentucky School District Finance Corp., School Building, Rev., 5.000%, 06/01/27	4,843

	Other Revenue — 0.3%
1,000	Jefferson County Capital Projects Corp., Series A, Rev., AGM, 4.250%, 06/01/22	1,003
	Kentucky Economic Development Finance Authority, Owensboro Health, Inc.,
1,750	Series A, Rev., AGM, 4.000%, 06/01/37	1,785
2,795	Series A, Rev., 5.000%, 06/01/37	3,094
3,000	Kentucky State Property & Building Commission, Project No. 76, Rev., AMBAC, 5.500%, 08/01/17	3,023
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,584
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., NATL-RE, 5.000%, 08/01/21	1,135
1,175	Rev., NATL-RE, 5.000%, 08/01/22	1,360
	Kentucky State Property & Buildings Commission, Unrefunded Balance, Project No. 87,
10	Rev., NATL-RE, 5.000%, 03/01/19	10
30	Rev., NATL-RE, 5.000%, 03/01/20	30
115	Kentucky State Property & Buildings Commission, Unrefunded Balance, Project No. 90, Rev., 5.375%, 11/01/23	122

		13,146

	Prerefunded — 0.2%
25	Campbell & Kenton Counties Sanitation District No. 1, Rev., NATL-RE, 5.000%, 08/01/17 (p)	25
	Kentucky Asset/Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/17 (p)	1,521
1,000	Series B, Rev., 5.000%, 10/01/17 (p)	1,014
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/17 (p)	2,932
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., AGM, 5.000%, 11/01/18 (p)	1,587
885	Kentucky State Property & Buildings Commission, Project No. 90, Rev., 5.375%, 11/01/18 (p)	941
1,500	Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drainage System, Series A, Rev., AGC, 5.000%, 05/15/18 (p)	1,560

		9,580

	Transportation — 0.1%
5,145	Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects, Series A, Rev., 5.000%, 07/01/27	5,847

	Total Kentucky	33,416

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Louisiana — 1.2%
	General Obligation — 0.1%
1,665	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17	1,659
1,000	City of Shreveport, GO, AGM, 4.000%, 04/01/18	1,025
100	State of Louisiana, Series C, GO, 5.000%, 07/15/17	101
1,000	State of Louisiana, St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,030

		3,815

	Housing — 0.4%
143	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	147
385	Louisiana Housing Finance Agency, Single Family Mortgage, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 06/01/41	406
18,150	Louisiana Public Facilities Authority, Multi-Family Housing, CR, Series A, Rev., Zero Coupon, 02/01/20 (p)	17,571

		18,124

	Other Revenue — 0.6%
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	17,472
	Parish of East Baton Rouge, Road & Street Improvement Sales Tax,
4,270	Rev., AGC, 5.000%, 08/01/20	4,621
2,125	Rev., AGC, 5.000%, 08/01/21	2,300
3,490	Rev., AGC, 5.250%, 08/01/19	3,801

		28,194

	Prerefunded — 0.1%
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport System PFC Project, Series B, Rev., AMT, AGM, 5.625%, 01/01/19 (p)	1,366
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/17 (p)	1,000
2,000	Parish of East Baton Rouge, Road & Street Improvement Sales Tax, Rev., AGC, 5.000%, 08/01/19 (p)	2,171

		4,537

	Utility — 0.0% (g)
1,400	City of Alexandria, Utilities, Series A, Rev., 5.000%, 05/01/43	1,571

	Total Louisiana	56,241

	Maryland — 2.4%
	Education — 0.2%
	State of Maryland, Health & Higher Educational Facilities Authority, Lifebridge Health Issue,
1,000	Rev., 4.000%, 07/01/35	1,050
1,000	Rev., 4.000%, 07/01/36	1,046
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	5,141

		7,237

	General Obligation — 2.0%
2,400	Baltimore County, Consolidated Public Improvement, GO, 5.000%, 08/01/26	2,977
	County of Anne Arundel, General Improvements,
3,615	GO, 5.000%, 10/01/29	4,471
3,615	GO, 5.000%, 10/01/30	4,439
3,610	GO, 5.000%, 10/01/34	4,340
2,610	GO, 5.000%, 10/01/35	3,128
3,610	GO, 5.000%, 10/01/37	4,301
3,610	GO, 5.000%, 10/01/38	4,288
	County of Anne Arundel, Water & Sewer,
1,735	GO, 5.000%, 10/01/29	2,146
2,125	GO, 5.000%, 10/01/30	2,609
2,125	GO, 5.000%, 10/01/34	2,555
2,125	GO, 5.000%, 10/01/35	2,547
2,440	County of Frederick, Public Facilities, Series A, GO, 5.000%, 08/01/27	3,072
4,490	County of Montgomery, Series B, GO, 5.000%, 12/01/23	5,479
5,000	State of Maryland, State & Local Facilities Loan of 2010, First Series, Series B, GO, 5.000%, 03/01/21	5,538
39,030	State of Maryland, State & Local Facilities Loan of 2017, First Series, Series A, GO, 4.000%, 03/15/30	44,397

		96,287

	Transportation — 0.2%
10,000	Maryland State Transportation Authority, Rev., GRAN, 5.000%, 03/01/18	10,035

	Total Maryland	113,559

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Massachusetts — 5.5%
	Education — 0.2%
	Massachusetts Health & Educational Facilities Authority, Institute Of Technology,
4,070	Series M, Rev., 5.250%, 07/01/25	5,185
2,100	Series M, Rev., 5.250%, 07/01/29	2,752

		7,937

	General Obligation — 2.7%
	Commonwealth of Massachusetts,
1,000	Series A, GO, 5.000%, 03/01/32	1,173
29,850	Series C, GO, RAN, 2.000%, 06/26/17	29,876
5,000	Series C, GO, 5.000%, 10/01/27	6,357
10,000	Commonwealth of Massachusetts, Consolidated Loan of 2004, Series B, GO, 5.250%, 08/01/23	12,256
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2006, Series E, GO, AMBAC, 5.000%, 11/01/25	6,244
	Commonwealth of Massachusetts, Consolidated Loan of 2014,
2,500	Series C, GO, 5.000%, 07/01/23	2,953
5,000	Series C, GO, 5.000%, 08/01/25	6,221
10,000	Series F, GO, 5.000%, 11/01/26	11,843
14,460	Commonwealth of Massachusetts, Consolidated Loan of 2016, Series J, GO, 4.000%, 12/01/39	15,340
	Commonwealth of Massachusetts, Consolidated Loan of 2017,
9,345	Series A, GO, 5.000%, 04/01/32	11,361
10,000	Series A, GO, 5.000%, 04/01/33	12,080
	Massachusetts State Construction,
2,250	Series A, GO, 5.000%, 03/01/31	2,653
9,460	Series D, GO, 4.000%, 09/01/29	10,514
40	Town of Barnstable, Municipal Purpose, GO, 3.750%, 06/15/17	40
30	Town of Framingham, Municipal Purpose, GO, 5.000%, 06/15/17	30
35	Town of Franklin, Municipal Purpose Loan, GO, 4.000%, 08/15/17	35

		128,976

	Hospital — 0.0% (g)
25	Massachusetts Development Finance Agency, Partners Healthcare System Issue, Series L, Rev., 5.000%, 07/01/17	25

	Housing — 0.0% (g)
100	Massachusetts Housing Finance Agency, Series 171, Rev., 0.700%, 06/01/17	100

	Other Revenue — 0.3%
	Massachusetts School Building Authority, Sales Tax,
10,000	Series B, Rev., 5.000%, 08/15/28	11,711
2,000	Series C, Rev., 5.000%, 08/15/26	2,457
1,020	Massachusetts State Development Finance Agency, Series B, Rev., 5.000%, 09/01/26	1,071

		15,239

	Prerefunded — 1.2%
1,000	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.000%, 08/01/18 (p)	1,048
11,890	Commonwealth of Massachusetts, Consolidated Loan of 2011, Series D, GO, 5.000%, 10/01/21 (p)	13,789
32,950	Commonwealth of Massachusetts, Consolidated Loan of 2014, Series F, GO, 5.000%, 11/01/22 (p)	39,217
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/17 (p)	2,333
80	Massachusetts Development Finance Agency, Mass College Pharmacy Allied, Series E, Rev., AGC, 4.375%, 07/01/17 (p)	80
480	Massachusetts State Development Finance Agency, Series B, Rev., 5.000%, 09/01/18 (p)	505
25	Massachusetts Water Pollution Abatement Trust, Pool Program, Series 13, Rev., 5.000%, 08/01/17 (p)	25

		56,997

	Transportation — 0.7%
	Massachusetts Bay Transportation Authority,
1,925	Series A, Rev., 5.000%, 07/01/21	2,227
1,255	Series A, Rev., 5.000%, 07/01/31	1,585
2,250	Series A, Rev., 5.250%, 07/01/25	2,833
10,530	Series A, Rev., 5.250%, 07/01/27	13,420
5,000	Series A, Rev., 5.250%, 07/01/29	6,435
5,000	Series A-1, Rev., 5.250%, 07/01/33	6,517
1,500	Massachusetts Port Authority, Series B, Rev., 5.000%, 07/01/21	1,729

		34,746

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.4%
10,950	Massachusetts Clean Water Trust (The), State Revolving Fund, Series 20, Rev., 5.000%, 02/01/33	12,924
3,110	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/24	3,890

		16,814

	Total Massachusetts	260,834

	Michigan — 1.7%
	Education — 0.3%
60	Michigan State University, Series C, Rev., 5.000%, 08/15/17	61
	Regents of the University of Michigan,
5,000	Rev., 4.000%, 04/01/34	5,446
4,170	Rev., 4.000%, 04/01/35	4,525
3,375	Rev., 5.000%, 04/01/31	4,088
2,190	Rev., 5.000%, 04/01/33	2,625

		16,745

	General Obligation — 0.5%
3,095	Chippewa Valley Schools, Unlimited Tax, Series A, GO, Q-SBLF, 5.000%, 05/01/23	3,680
1,005	City of Troy, Limited Tax, GO, 5.250%, 11/01/29	1,155
4,900	Counties of Oakland & Livingston, Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/23	5,533
2,000	County of Washtenaw, Ann Arbor Public School District, GO, Q-SBLF, 5.000%, 05/01/21	2,285
1,000	County of Washtenaw, Ypsilanti School District, GO, AGC, Q-SBLF, 5.000%, 05/01/18	1,037
1,305	Grand Rapids Community College, GO, 5.000%, 05/01/23	1,496
1,250	Hudsonville Public Schools, School Building & Site, GO, Q-SBLF, 5.250%, 05/01/25	1,421
4,300	State of Michigan, Series A, GO, 5.000%, 12/01/28	5,147

		21,754

	Hospital — 0.1%
1,000	Michigan Finance Authority, Trinity Health Group, Rev., 5.000%, 12/01/31	1,141
1,500	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1, Rev., VAR, 2.000%, 05/30/18	1,512

		2,653

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Limited Obligation, Series BB, Rev., AMBAC, 7.000%, 05/01/21	1,405

	Other Revenue — 0.0% (g)
1,000	Michigan Finance Authority, Unemployment Obligation Assessment, Series B, Rev., 5.000%, 07/01/21	1,045

	Prerefunded — 0.3%
5,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/20 (p)	5,636
1,500	Michigan Strategic Fund, House of Representatives Facilities, Limited Obligation, Series A, Rev., AGC, 5.250%, 10/15/18 (p)	1,589
3,915	Regents of the University of Michigan, Series A, Rev., 5.000%, 04/01/19 (p)	4,203
1,445	State of Michigan, Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/18 (p)	1,509

		12,937

	Transportation — 0.2%
2,000	Michigan State Comprehensive Transportation, Rev., AGM, 5.250%, 05/15/21	2,320
	State of Michigan, Trunk Line Fund,
1,150	Rev., 5.000%, 11/15/25	1,319
610	Rev., 5.000%, 11/15/26	699
1,035	Rev., 5.000%, 11/15/27	1,183
2,185	Rev., 5.000%, 11/15/30	2,481

		8,002

	Utility — 0.0% (g)
	Lansing Board of Water & Light, Utility Systems,
1,000	Series A, Rev., 5.000%, 07/01/26	1,137
1,000	Series A, Rev., 5.500%, 07/01/41	1,141

		2,278

	Water & Sewer — 0.3%
	City of Grand Rapids, Sanitary Sewer System,
1,670	Rev., 5.000%, 01/01/23	1,992
1,000	Rev., 5.000%, 01/01/25	1,181
400	Rev., 5.000%, 01/01/27	489
325	Rev., 5.000%, 01/01/28	393
350	Rev., 5.000%, 01/01/29	420

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
370	Rev., 5.000%, 01/01/30	441
750	Rev., 5.000%, 01/01/32	883
1,400	Rev., 5.000%, 01/01/33	1,640
1,000	Rev., 5.000%, 01/01/34	1,167
5,070	Series A, Rev., BHAC-CR, AGM-CR FGIC, 5.500%, 01/01/22	5,658

		14,264

	Total Michigan	81,083

	Minnesota — 0.7%
	Education — 0.1%
	Minnesota Higher Education Facilities Authority, Carleton College,
1,500	Rev., 3.000%, 03/01/30	1,538
870	Rev., 5.000%, 03/01/26	1,083
725	Rev., 5.000%, 03/01/27	913
1,000	Rev., 5.000%, 03/01/28	1,251

		4,785

	General Obligation — 0.6%
	Circle Pines Independent School District No. 12,
650	Series A, GO, Zero Coupon, 02/01/22	604
800	Series A, GO, Zero Coupon, 02/01/23	728
1,170	City of Marshall, Series B, GO, 5.000%, 02/01/23	1,398
1,060	Independent School District No. 720, Shakopee Public Schools, Minnesota, Series A, GO, 5.000%, 02/01/23	1,262
2,380	State of Minnesota, Independent School District No. 885, Wright County, Series A, GO, 4.000%, 02/01/18	2,430
80	State of Minnesota, Trunk Highway, Series B, GO, 4.000%, 06/01/17	80
	State of Minnesota, Various Purpose,
280	Series A, GO, 5.000%, 08/01/19	304
10,000	Series F, GO, 5.000%, 08/01/20	11,235
10,000	Series H, GO, 5.000%, 11/01/19	10,968

		29,009

	Hospital — 0.0% (g)
1,000	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VAR, 4.000%, 11/15/18	1,043

	Prerefunded — 0.0% (g)
45	State of Minnesota, GO, 5.000%, 08/01/17 (p)	45

	Total Minnesota	34,882

	Missouri — 1.9%
	General Obligation — 0.0% (g)
620	City of Kansas, Improvement & Refunding, Series A, GO, 5.000%, 02/01/23	702

	Housing — 0.0% (g)
240	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program, Series E-1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/27	254

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program,
3,645	Series B, Rev., 5.000%, 07/01/22	4,120
660	Series B, Rev., 5.000%, 07/01/24	746
175	Series B, Rev., 5.000%, 07/01/29	196
65	Series B, Rev., 5.000%, 07/01/30	72
385	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program,, Rev., 5.000%, 07/01/21	445
10	Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series A, Rev., 5.000%, 01/01/20 (p)	11

		5,590

	Prerefunded — 0.2%
8,795	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program, Series B, Rev., 5.000%, 01/01/21 (p)	10,010

	Transportation — 1.2%
4,065	Missouri Highways & Transportation Commission, Federal Reimbursement, Series A, Rev., 5.000%, 05/01/20	4,382
25,750	Missouri Highways & Transportation Commission, First Lien, Series A, Rev., 5.000%, 05/01/26	32,502
16,815	Missouri Highways & Transportation Commission, Senior Lien, Series C, Rev., 5.000%, 02/01/22	19,723

		56,607

	Water & Sewer — 0.4%
3,140	City of Kansas, Sanitary Sewer System, Series A, Rev., 5.000%, 01/01/26	3,537

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
	Metropolitan St. Louis Sewer District Wastewater System Improvement,
530	Series B, Rev., 5.000%, 05/01/31	632
1,900	Series B, Rev., 5.000%, 05/01/32	2,256
4,430	Series B, Rev., 5.000%, 05/01/33	5,231
2,000	Series B, Rev., 5.000%, 05/01/34	2,353
2,125	Series B, Rev., 5.000%, 05/01/35	2,493

		16,502

	Total Missouri	89,665

	Montana — 0.1%
	Prerefunded — 0.1%
3,100	State of Montana, Department of Transportation, Highway 93 Advance Construction Project, Rev., GAN, 5.000%, 06/01/18 (p)	3,227

	Nebraska — 0.0% (g)
	Water & Sewer — 0.0% (g)
1,820	City of Omaha, Sewer Revenue, Rev., 5.000%, 11/15/31	2,138

	Nevada — 0.4%
	General Obligation — 0.4%
705	Clark County School District, Series A, GO, 5.500%, 06/15/17	706
15,000	County of Clark, Series B, GO, 5.000%, 11/01/27	18,617

		19,323

	Prerefunded — 0.0% (g)
60	City of Reno, Renown Regional Medical Center Project, Series A, Rev., 5.000%, 06/01/17 (p)	60

	Water & Sewer — 0.0% (g)
1,550	Truckee Meadows Water Authority, Rev., 5.000%, 07/01/31	1,873

	Total Nevada	21,256

	New Hampshire — 0.0% (g)
	Prerefunded — 0.0% (g)
25	City of Manchester, Public Improvement, GO, 4.000%, 06/01/17 (p)	25

	New Jersey — 2.6%
	Education — 0.4%
9,500	New Jersey EDA, School Facilities Construction, Series XX, Rev., 5.000%, 06/15/21	10,182
	New Jersey Educational Facilities Authority, Princeton University,
5,025	Series D, Rev., 5.250%, 07/01/17	5,044
500	Series E, Rev., 4.500%, 07/01/37	501
50	New Jersey Educational Facilities Authority, Ramapo College, Series I, Rev., AMBAC, 4.250%, 07/01/31	50

		15,777

	General Obligation — 0.0% (g)
100	South Brunswick Township Board of Education, Series AA, GO, NATL-RE, 4.125%, 08/01/24	100
100	The Board of Education of the Township of Franklin, County of Somerset, GO, 5.000%, 08/15/17	101

		201

	Hospital — 0.0% (g)
750	New Jersey Health Care Facilities Financing Authority, Trinitas Hospital Obligated Group, Series A, Rev., 5.250%, 07/01/30	753

	Other Revenue — 0.0% (g)
35	Burlington County Bridge Commission Lease, Governmental Leasing Program, Rev., NATL-RE, 5.000%, 08/15/17	35
25	Morris County Improvement Authority, Pooled Program, Rev., 4.000%, 09/01/17	25
30	New Jersey Environmental Infrastructure Trust, Rev., 5.000%, 09/01/17	31

		91

	Prerefunded — 0.1%
45	New Jersey Educational Facilities Authority, Kean University, Series D, Rev., NATL-RE, 5.000%, 07/01/17 (p)	45
5,800	State of New Jersey, Equipment Lease Purchase, Series A, COP, 5.000%, 06/15/18 (p)	6,048

		6,093

	Transportation — 2.0%
	New Jersey Transportation Trust Fund Authority,
41,900	Series A-2, Rev., 5.000%, 06/15/22	43,348
38,430	Series A-2, Rev., 5.000%, 06/15/23	39,714
5,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.000%, 06/15/36	5,112

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
	New Jersey Transportation Trust Fund Authority, Transportation System,
500	Series A, Rev., 5.000%, 06/15/42	507
5,000	Series B, Rev., AMBAC, 5.250%, 12/15/22	5,547

		94,228

	Water & Sewer — 0.1%
	Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation,
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/17	1,503
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/18	1,582
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/19	1,780

		4,865

	Total New Jersey	122,008

	New Mexico — 0.5%
	Housing — 0.0% (g)
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
190	Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	197
550	Series C-2, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 09/01/40	577
710	Series D, Class I, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/40	749

		1,523

	Other Revenue — 0.2%
1,010	County of Bernalillo, Series B, Rev., NATL-RE-IBC, 5.700%, 04/01/27	1,268
	New Mexico Finance Authority, Senior Lien Public Project Revolving Fund,
1,775	Series B, Rev., 5.000%, 06/01/20	1,845
1,645	Series B, Rev., 5.000%, 06/01/21	1,710
1,890	Series B, Rev., 5.000%, 06/01/26	1,961
2,050	Series B, Rev., 5.000%, 06/01/28	2,124
25	New Mexico Finance Authority, Senior Lien Public Project Revolving Fund,, Series E, Rev., 4.000%, 06/01/17	25
25	State of New Mexico, Severance Tax Permanent Fund, Series A-2, Rev., 5.000%, 07/01/17	25

		8,958

	Transportation — 0.3%
10,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/20	11,192
1,500	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,696

		12,888

	Total New Mexico	23,369

	New York — 16.7%
	Education — 0.8%
	New York State Dormitory Authority,
750	Series B, Rev., 5.000%, 10/01/28	933
665	Series B, Rev., 5.000%, 10/01/29	820
500	Series B, Rev., 5.000%, 10/01/31	610
7,825	New York State Dormitory Authority, City University System, Consolidated Fifth General Resolution, Series B, Rev., 5.000%, 07/01/18	8,176
25	New York State Dormitory Authority, Cornell University, Series B, Rev., 5.000%, 07/01/17	25
2,000	New York State Dormitory Authority, School Districts Financing Program, Series B, Rev., 5.000%, 10/01/24	2,325
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,668
	New York State Dormitory Authority, State University Dormitory Facilities,
2,500	Series A, Rev., 5.000%, 07/01/24	3,050
1,500	Series A, Rev., 5.000%, 07/01/25	1,853
1,820	Series A, Rev., 5.000%, 07/01/26	2,268
2,000	Series A, Rev., 5.000%, 07/01/27	2,515
1,730	Series A, Rev., 5.000%, 07/01/28	2,152
1,100	Series A, Rev., 5.000%, 07/01/29	1,354
1,550	Series A, Rev., 5.000%, 07/01/30	1,852
	New York State Dormitory Authority, Third General Resolution, State University Educational Facilities,
2,000	Series A, Rev., 5.000%, 05/15/25	2,337
2,000	Series A, Rev., 5.000%, 05/15/28	2,329

		35,267

	General Obligation — 0.4%
30	City of New York, Fiscal Year 2008, Series E, GO, 5.000%, 08/01/17	30
5,000	City of New York, Fiscal Year 2010, Series E, GO, 5.000%, 08/01/23	5,440

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
9,520	City of New York, Fiscal Year 2014, Series G, GO, 5.000%, 08/01/25	11,458
30	City of New York, Fiscal Year 2015, Series A, GO, 5.000%, 08/01/17	30
3,665	City of New York, Unrefunded Balance, Series F, GO, 6.000%, 01/15/21	3,754
100	Counties of Monroe, Orleans & Genesee, Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	105
40	Town of Greenburgh, Public Improvement, GO, 4.000%, 06/01/17	40
125	Town of Riverhead, Public Improvement, GO, 4.000%, 06/01/17	125

		20,982

	Other Revenue — 6.4%
25	Battery Park City Authority, Senior, Series A, Rev., 5.000%, 11/01/17	25
	Hudson Yards Infrastructure Corp.,
5,990	Series A, Rev., 5.000%, 02/15/32	7,188
5,500	Series A, Rev., 5.000%, 02/15/33	6,563
	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/17	10,038
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/18	7,024
2,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009, Series S-4, Rev., 5.500%, 01/15/39	2,142
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2011, Subseries S-1A, Rev., 5.000%, 07/15/19	3,252
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
1,230	Series B, Rev., 5.000%, 02/01/24	1,397
3,835	Series B, Rev., 5.000%, 02/01/26	4,350
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010,
4,990	Series B, Rev., 5.000%, 11/01/21	5,485
5,680	Series B, Rev., 5.000%, 11/01/22	6,237
25	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011, Subseries A-3, Rev., 4.000%, 08/01/17 (p)	25
3,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Series E, Subseries E-1, Rev., 5.000%, 02/01/25	3,534
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017,
1,460	Series E, Subseries E-1, Rev., 5.000%, 02/01/31	1,777
7,000	Series E, Subseries E-1, Rev., 5.000%, 02/01/32	8,474
10,000	Series E, Subseries E-1, Rev., 5.000%, 02/01/33	12,030
25	New York City, The Trust for Cultural Resources, Juilliard School, Series B, Rev., VAR, 1.350%, 08/01/17	25
	New York Convention Center Development Corp., Capital Appreciation Subordinated Lien, Hotel Unit fee Secured,
1,000	Series B, Rev., Zero Coupon, 11/15/25	796
1,500	Series B, Rev., Zero Coupon, 11/15/26	1,142
1,500	Series B, Rev., Zero Coupon, 11/15/27	1,099
2,000	Series B, Rev., Zero Coupon, 11/15/28	1,407
2,500	Series B, Rev., Zero Coupon, 11/15/29	1,682
3,650	Series B, Rev., Zero Coupon, 11/15/30	2,345
2,085	Series B, Rev., Zero Coupon, 11/15/31	1,280
2,000	Series B, Rev., Zero Coupon, 11/15/32	1,169
2,000	Series B, Rev., Zero Coupon, 11/15/33	1,112
	New York Convention Center Development Corp., Hotel Unit fee Secured,
4,610	Rev., 5.000%, 11/15/24	5,572
2,250	Rev., 5.000%, 11/15/25	2,747
10,625	New York Convention Center Development Corp., Subordinated Lien Hotel Unit fee, Series B, Rev., AGM-CR, Zero Coupon, 11/15/52	2,605
	New York Local Government Assistance Corp., Senior Lien,
1,000	Series A, Rev., 5.000%, 04/01/20	1,035
10,000	Series B-C/D, Rev., 5.500%, 04/01/19	10,835
15,000	New York State Dormitory Authority, Series A, Rev., 5.000%, 03/15/36	17,885
	New York State Dormitory Authority, Consolidated Services Contract,
25	Series A, Rev., 5.000%, 07/01/17	25
5,920	Series A, Rev., 5.000%, 07/01/23	6,416
25	New York State Dormitory Authority, Ethelbert B Crawford Public Library, Rev., 4.000%, 07/01/17	25

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
25	New York State Dormitory Authority, Master Boces Program, Genesee Valley Issue, Rev., AGC, 5.000%, 08/15/17 (p)	25
	New York State Dormitory Authority, State Sales Tax,
12,400	Series A, Rev., 5.000%, 03/15/25	15,328
5,500	Series A, Rev., 5.000%, 03/15/30	6,541
5,000	Series A, Rev., 5.000%, 03/15/31	5,906
20,210	Series A, Rev., 5.000%, 03/15/32	23,774
14,815	Series B, Rev., 5.000%, 03/15/27	18,391
8,000	Series B, Rev., 5.000%, 03/15/30	9,706
6,675	Series B, Rev., 5.000%, 03/15/31	8,033
18,300	Series B, Rev., 5.000%, 03/15/34	21,675
13,080	Series B, Rev., 5.000%, 03/15/39	15,332
	New York State Urban Development Corp., Service Contract,
5,000	Series B, Rev., 5.250%, 01/01/25	5,234
7,820	Series D, Rev., 5.500%, 01/01/19	8,381
	New York State Urban Development Corp., State Personal Income Tax,
715	Series A-1, Rev., 5.000%, 12/15/17	731
285	Series A-1, Rev., 5.000%, 12/15/17 (p)	292
	Sales Tax Asset Receivable Corp.,
2,500	Series A, Rev., 5.000%, 10/15/26	3,073
3,785	Series A, Rev., 5.000%, 10/15/29	4,578
12,500	Series A, Rev., 5.000%, 10/15/31	14,983
255	State of New York, Tobacco Settlement Financing Corp., Series B, Rev., 5.000%, 06/01/21	255

		300,981

	Prerefunded — 0.6%
15	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Rev., NATL-RE, 4.500%, 06/15/17 (p)	15
1,350	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/19 (p)	1,478
5,000	New York State Dormitory Authority, State Personal Income Tax, Education, Series A, Rev., 5.000%, 03/15/18 (p)	5,165
7,425	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Series B, Rev., 5.000%, 10/01/17 (p)	7,528
3,750	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing, Series A-1, Rev., 5.000%, 12/15/18 (p)	3,985
3,740	Triborough Bridge & Tunnel Authority, Series A-2, Rev., 5.000%, 11/15/18 (p)	3,963
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	5,086

		27,220

	Special Tax — 3.8%
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
20,000	Series A, Rev., 5.000%, 02/15/27	24,081
7,000	Series A, Rev., 5.000%, 03/15/27	8,521
10,000	Series A, Rev., 5.000%, 02/15/28	11,966
20,000	Series A, Rev., 5.000%, 12/15/28	23,504
5,000	Series A, Rev., 5.000%, 02/15/29	5,958
4,900	Series A, Rev., 5.000%, 12/15/29	5,741
3,000	Series A, Rev., 5.000%, 02/15/43	3,368
9,000	Series B, Rev., 5.000%, 03/15/24	10,471
20,000	Series C, Rev., 5.000%, 03/15/33	23,430
1,425	New York State Dormitory Authority, State Personal Income Tax, Unrefunded Balance, Series A, Rev., 5.250%, 02/15/27	1,527
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	8,051
	New York State Thruway Authority, State Personal Income Tax, Transportation,
11,025	Series A, Rev., 5.000%, 03/15/26	12,388
17,000	Series A, Rev., 5.250%, 03/15/19	18,303
2,340	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A, Rev., 5.000%, 03/15/31	2,641
17,770	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment, Series A-2, Rev., NATL-RE, 5.500%, 03/15/21	20,722

		180,672

	Transportation — 2.6%
	Metropolitan Transportation Authority,
12,630	Series A, Rev., 5.500%, 07/01/17	12,681
3,000	Subseries C-1, Rev., 5.000%, 11/15/35	3,486
6,000	Subseries C-1, Rev., 5.250%, 11/15/29	7,291

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation –– continued
18,735	MTA Hudson Rail Yards Trust Obligations, Series A, Rev., 5.000%, 11/15/46	20,100
5,000	Port Authority of New York & New Jersey, Consolidated, 148th Series, Rev., AGM, 5.000%, 08/15/29	5,043
3,000	Port Authority of New York & New Jersey, Consolidated, 172nd Series, Rev., 5.000%, 10/01/22	3,476
	Port Authority of New York & New Jersey, Consolidated, 190th Series,
3,105	Rev., 5.000%, 05/01/31	3,435
5,000	Rev., 5.000%, 05/01/33	5,493
13,500	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	16,509
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
25,730	Series A, Rev., 5.000%, 01/01/26	29,841
6,260	Series A-2, Rev., 5.000%, 11/15/28	6,622
2,500	Series B, Rev., 5.000%, 11/15/30	2,933
8,860	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Capital Appreciation, Series B, Rev., Zero Coupon, 11/15/32	5,416

		122,326

	Utility — 0.6%
	Utility Debt Securitization Authority,
15,250	Rev., 5.000%, 12/15/36	18,088
1,500	Series TE, Rev., 5.000%, 12/15/29	1,788
3,500	Series TE, Rev., 5.000%, 12/15/32	4,126
4,250	Series TE, Rev., 5.000%, 12/15/41	4,921

		28,923

	Water & Sewer — 1.5%
16,555	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/24	18,534
1,275	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012, Series DD, Rev., 5.000%, 06/15/27	1,478
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series DD, Rev., 5.000%, 06/15/22	4,721
5,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31	5,990
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution,
10,000	Series A, Rev., 4.000%, 06/15/28	11,128
125	Series A, Rev., 4.500%, 06/15/32	125
50	Series A, Rev., 5.000%, 06/15/17	50
5,635	Series A, Rev., 5.000%, 06/15/25	6,959
900	Series A, Rev., 5.000%, 06/15/29	1,133
4,345	Series B, Rev., 5.000%, 06/15/27	4,991
7,280	Series D, Rev., 5.000%, 06/15/25	8,534
5,325	Series D, Rev., 5.000%, 06/15/27	6,225
1,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing Program, Series B, Rev., 5.500%, 04/15/35 (p)	1,391

		71,259

	Total New York	787,630

	North Carolina — 0.8%
	General Obligation — 0.1%
2,325	County of Forsyth, GO, 5.000%, 07/01/26	2,948
2,000	County of Union, Series A, GO, 5.000%, 03/01/21	2,289
35	State of North Carolina, Series B, GO, 5.000%, 06/01/17	35

		5,272

	Other Revenue — 0.3%
	City of Raleigh,
495	Rev., 5.000%, 02/01/24	602
625	Rev., 5.000%, 02/01/27	771
465	Rev., 5.000%, 02/01/29	563
400	City of Wilmington, Series A, Rev., 5.000%, 06/01/28	472
25	County of Buncombe, Rev., 4.000%, 06/01/17	25
1,880	County of Chatham, Rev., 5.000%, 11/01/26	2,294
540	County of Onslow, Public Facilities Company Ltd., Rev., 4.000%, 10/01/32	589
	County of Wake, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	Rev., 5.000%, 06/01/18	5,365
3,500	Rev., 5.000%, 06/01/19	3,785

		14,466

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.3%
3,000	Mecklenburg County Public Facilities Corp., Rev., 5.000%, 03/01/19 (p)	3,211
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/18 (p)	5,128
815	North Carolina Medical Care Commission, Health System, Unrefunded Balance, Rev., 5.000%, 10/01/17 (p)	826
5,000	State of North Carolina, Limited Annual Appropriation, Capital Improvement, Series A, Rev., 5.000%, 05/01/19 (p)	5,380

		14,545

	Transportation — 0.1%
1,500	North Carolina Turnpike Authority, Senior Lien, Rev., AGM, 5.000%, 01/01/28	1,815

	Total North Carolina	36,098

	Ohio — 1.3%
	General Obligation — 0.0% (g)
30	City of Columbus, Unlimited Tax, Various Purpose, Series A, GO, 5.000%, 08/15/17	30
500	City of Dublin, Various Purpose, GO, 5.000%, 12/01/25	631
100	Columbus City School District, School Facilities Construction & Improvement, GO, 5.000%, 12/01/18	106
25	Kettering City School District, Permanent Improvement, Series A, GO, 3.000%, 12/01/17	25
25	Princeton City School District, School Improvement, GO, 3.000%, 12/01/18	26

		818

	Hospital — 0.1%
	County of Hamilton, Hospital Facilities, UC Health,
750	Rev., 5.000%, 02/01/19	795
750	Rev., 5.000%, 02/01/20	820
	County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group,
1,200	Series A, Rev., 5.000%, 07/01/28	1,362
750	Series A, Rev., 5.750%, 07/01/28	886
1,400	Series A, Rev., 5.750%, 07/01/33	1,621

		5,484

	Industrial Development Revenue/Pollution Control Revenue — 0.7%
	Ohio State Water Development Authority, Water Pollution Control Loan Fund,
3,360	Rev., 5.000%, 12/01/24	4,141
1,050	Series A, Rev., 5.000%, 06/01/22	1,238
2,815	Series A, Rev., 5.000%, 12/01/22	3,358
4,135	Series A, Rev., 5.000%, 06/01/26	5,175
14,975	Ohio Water Development Authority Water Pollution Control Loan Fund, Series A, Rev., 5.000%, 06/01/30	18,562

		32,474

	Other Revenue — 0.2%
	County of Cuyahoga, Sports Facilties Improvement Project,
835	Rev., 5.000%, 12/01/24	994
500	Rev., 5.000%, 12/01/25	590
1,000	Rev., 5.000%, 12/01/26	1,175
500	Rev., 5.000%, 12/01/27	585
115	Franklin County Convention Facilities Authority, Unrefunded Balance, Rev., RAN, 5.000%, 12/01/21	117
	State of Ohio, Building Authority, State Facilities, Adult Correctional Building Fund Projects,
2,510	Series B, Rev., 5.000%, 10/01/23	2,748
2,000	Series B, Rev., 5.000%, 10/01/24	2,187
1,495	State of Ohio, Capital Facilities Lease, Adult Correctional Building Fund Projects, Series B, Rev., 5.000%, 10/01/29	1,761

		10,157

	Prerefunded — 0.0% (g)
70	City of Columbus, Sewerage System, Series A, Rev., 4.500%, 12/01/17 (p)	71
885	Franklin County Convention Facilities Authority, Rev., RAN, 5.000%, 12/01/17 (p)	904
820	Ohio Higher Educational Facility, Rev., 5.000%, 11/01/17 (p)	834

		1,809

	Transportation — 0.1%
2,000	State of Ohio, Turnpike Commission, Series A, Rev., 5.000%, 02/15/25	2,207

	Water & Sewer — 0.2%
30	County of Butler Sewer System Revenue, Rev., 4.000%, 12/01/17	31
4,210	County of Hamilton, Sewer System Improvement, The Metropolitan Sewer District of Greater Cincinnati, Series A, Rev., 5.000%, 12/01/21	4,754

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer –– continued
2,030	County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati, Series A, Rev., 5.000%, 12/01/29	2,414
	Northeast Ohio Regional Sewer District, Wastewater Improvement,
45	Rev., 4.000%, 11/15/49	46
1,500	Rev., 5.000%, 11/15/26	1,821

		9,066

	Total Ohio	62,015

	Oklahoma — 0.5%
	Education — 0.2%
1,110	Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project, Rev., 5.000%, 09/01/21	1,258
7,345	Tulsa County Industrial Authority, Educational Facilities Lease, Jenks Public Schools Project, Rev., 5.500%, 09/01/17	7,430

		8,688

	Housing — 0.0% (g)
65	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/29	67

	Other Revenue — 0.0% (g)
25	Oklahoma Capitol Improvement Authority, State Agency Facilities, Series C, Rev., 3.000%, 07/01/17	25

	Transportation — 0.3%
	Oklahoma Turnpike Authority, Turnpike System, Second Senior,
4,000	Series A, Rev., 5.000%, 01/01/23	4,524
5,000	Series A, Rev., 5.000%, 01/01/25	5,649
2,000	Series A, Rev., 5.000%, 01/01/38	2,327

		12,500

	Total Oklahoma	21,280

	Oregon — 1.1%
	General Obligation — 0.6%
16,695	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, Series B, GO, 5.000%, 06/15/30	20,573
2,390	State of Oregon, Article XI-P School District Capital Projects, Series G, GO, 5.000%, 12/01/29	2,950
1,125	State of Oregon, Beaverton School District 48J, Counties of Washington & Multnomah, GO, 5.000%, 06/15/21	1,297
	State of Oregon, Higher Education,
2,000	Series L, GO, 5.000%, 08/01/35	2,414
2,000	Series L, GO, 5.000%, 08/01/36	2,407

		29,641

	Other Revenue — 0.2%
	State of Oregon Department of Administrative Services, Lottery,
2,000	Series A, Rev., 5.000%, 04/01/31	2,457
2,000	Series A, Rev., 5.000%, 04/01/32	2,443
3,500	Series A, Rev., 5.000%, 04/01/33	4,252

		9,152

	Prerefunded — 0.2%
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/18 (p)	2,654
45	Jackson County School District No. 549C, Medford, Series A, GO, AGM, 4.000%, 06/15/17 (p)	45
3,885	Oregon State Department of Administrative Services, Series A, COP, 5.000%, 05/01/19 (p)	4,180

		6,879

	Water & Sewer — 0.1%
5,350	City of Portland, Sewer System, First Lien, Series A, Rev., 5.000%, 06/01/26	6,553

	Total Oregon	52,225

	Pennsylvania — 0.5%
	Education — 0.1%
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.000%, 09/01/19 (p)	5,446
60	Pennsylvania Higher Educational Facilities Authority, Bryn Mawr College, Rev., 4.000%, 12/01/17 (p)	61

		5,507

	General Obligation — 0.1%
	Commonwealth of Pennsylvania,
25	Series 2004, GO, AGM-CR, 5.375%, 07/01/17	25
25	Series A, GO, 5.000%, 07/15/17	25
	County of Bucks,
500	GO, 5.000%, 05/01/24	612
150	GO, 5.000%, 05/01/25	187
310	GO, 5.000%, 05/01/26	389
325	GO, 5.000%, 05/01/27	403

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
3,120	Octorara Area School District, Series B, GO, AGM, 4.000%, 06/01/20	3,304

		4,945

	Prerefunded — 0.3%
	County of Allegheny, West Mifflin Area School District,
4,065	GO, AGM, 5.000%, 10/01/18 (p)	4,287
2,000	GO, AGM, 5.375%, 10/01/18 (p)	2,119
500	GO, AGM, 5.500%, 10/01/18 (p)	530
1,000	County of York, Red Lion Area School District, GO, AGM, 5.000%, 05/01/18 (p)	1,038
150	Gateway School District Alleghany County, GO, AGM, 5.000%, 07/15/17 (p)	151
3,465	State Public School Building Authority, Delaware County Community College Project, Rev., AGM, 5.000%, 04/01/18 (p)	3,584

		11,709

	Total Pennsylvania	22,161

	Puerto Rico — 0.3%
	Other Revenue — 0.3%
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, AGM-CR, 6.000%, 08/01/26 (p)	12,879

	Rhode Island — 0.1%
	Education — 0.0% (g)
30	Rhode Island Student Loan Authority, Program, Senior, Series A, Rev., 5.125%, 12/01/17	31

	General Obligation — 0.0% (g)
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.000%, 11/01/25	1,196

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,750	Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund, Pooled Loan, Series A, Rev., 5.000%, 10/01/23	2,071

	Total Rhode Island	3,298

	South Carolina — 1.0%
	Education — 0.1%
	Berkeley County School District, Special Obligation,
1,000	Rev., 5.000%, 12/01/22	1,156
1,505	Rev., 5.000%, 12/01/23	1,768

		2,924

	General Obligation — 0.5%
25	County of Florence, GO, 3.000%, 06/01/17	25
1,250	Horry County School District, Series A, GO, SCSDE, 5.000%, 03/01/23	1,500
10,000	State of South Carolina, Highway, Series A, GO, 5.000%, 06/01/19	10,813
	York County School District No. 1,
3,620	GO, SCSDE, 5.000%, 03/01/20	4,014
3,790	GO, SCSDE, 5.000%, 03/01/21	4,331
4,260	GO, SCSDE, 5.000%, 03/01/22	4,994

		25,677

	Housing — 0.0% (g)
275	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA COLL, 5.000%, 01/01/28	290

	Prerefunded — 0.2%
10,415	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/19 (p)	11,197

	Utility — 0.2%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, 6.750%, 01/01/20	9,209

	Total South Carolina	49,297

	Tennessee — 0.5%
	General Obligation — 0.4%
4,000	City of Memphis, General Improvement, Series D, GO, 5.000%, 07/01/23	4,453
7,330	County of Montgomery, GO, 5.000%, 04/01/22	8,608
25	Metropolitan Government of Nashville & Davidson County, Series D, GO, 5.000%, 07/01/17	25
5,500	Metropolitan Government of Nashville & Davidson, Public Improvement, Series C, GO, 5.000%, 07/01/30	6,592

		19,678

	Utility — 0.0% (g)
640	City of Lawrenceburg, Electric System, Rev., NATL-RE, 6.625%, 07/01/18	657

	Water & Sewer — 0.1%
	The City Of Clarksville, Tennessee Water , Sewer And Gas,
500	Rev., 5.000%, 02/01/24	605

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
500	Rev., 5.000%, 02/01/25	614
565	Rev., 5.000%, 02/01/26	701

		1,920

	Total Tennessee	22,255

	Texas — 4.9%
	Education — 0.2%
30	County of Harris, Cultural Education Facilities Finance Corp., Children’s Hospital, Series 1, Rev., 5.000%, 10/01/17	30
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center,
550	Rev., 5.000%, 09/01/19	594
750	Rev., 5.000%, 09/01/20	833
2,015	Texas A&M University, Permanent University Fund, Series A, Rev., 5.250%, 07/01/28	2,497
2,030	University of Texas System, Board of Regents, Financing System, Green Bonds, Series B, Rev., 5.000%, 08/15/26	2,557
1,500	University of Texas, Financing System, Series E, Rev., 5.000%, 08/15/27	1,904

		8,415

	General Obligation — 1.6%
6,000	City of Dallas, GO, 5.000%, 02/15/23	6,988
	City of Houston, Public Improvement,
2,700	Series A, GO, 5.000%, 03/01/28	3,185
2,600	Series A, GO, 5.000%, 03/01/29	3,047
2,765	City of Lubbock, GO, 5.000%, 02/15/26	3,313
	City of Plano,
2,210	GO, 5.000%, 09/01/28	2,750
2,055	GO, 5.000%, 09/01/29	2,536
4,290	Counties of Collin & Denton, City of Frisco, Improvement, GO, 5.000%, 02/15/23	4,863
5,140	Counties of Harris & Fort Bend, Houston Community College System, Limited Tax, GO, 5.000%, 02/15/25	5,814
8,120	Counties of Travis, Williamson & Hays, City of Austin, Public Improvement, GO, 5.000%, 09/01/22	9,664
2,250	County of Collin, Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/21	2,486
5,000	County of Harris, Road, Series A, GO, 5.000%, 10/01/22	5,640
50	Harris County Flood Control District, Contract, Series C, GO, 5.000%, 10/01/17	51
500	Houston Independent School District, Limited Tax, GO, VAR, PSF-GTD, 1.450%, 06/01/20	500
25	Lone Star College System, GO, 5.000%, 08/15/17	25
95	Northside Independent School District, School Building, GO, VAR, PSF-GTD, 1.200%, 08/01/17	95
	State of Texas, Mobility Fund & Refunding Bonds,
3,500	Series A, GO, 5.000%, 10/01/22	4,166
11,250	Series A, GO, 5.000%, 10/01/25	13,823
	State of Texas, Public Finance Authority,
4,000	Series A, GO, 5.000%, 10/01/17	4,056
3,475	Series A, GO, 5.000%, 10/01/18	3,665
25	State of Texas, Veterans Housing Assistance Program, GO, 4.250%, 06/01/17	25
25	State of Texas, Water Financial Assistance, Series A, GO, 5.000%, 08/01/17	25

		76,717

	Prerefunded — 1.1%
2,080	City of Beaumont, GO, 5.000%, 03/01/20 (p)	2,303
4,715	City of Garland, Series A, GO, 5.000%, 02/15/18 (p)	4,853
1,520	City of Houston, Combined Utility System, First Lien, Series A, Rev., AGM, 5.000%, 11/15/17 (p)	1,549
25	City of San Antonio, GO, 5.000%, 08/01/17 (p)	25
2,000	County of Fort Bend, GO, 5.000%, 03/01/18 (p)	2,062
1,700	County of Tarrant, Eagle Mountain - Saginaw Independent School District, Unlimited Tax School Building, GO, PSF-GTD, 5.000%, 08/15/17 (p)	1,714
	Dallas Area Rapid Transit, Senior Lien,
6,195	Rev., 5.000%, 12/01/18 (p)	6,572
5,000	Series A, Rev., 5.000%, 06/01/19 (p)	5,399
4,000	Lewisville Independent School District, School Building, GO, 5.000%, 02/15/19 (p)	4,272
335	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/18 (p)	352
2,195	Longview Independent School District, School Building, Unrefunded Balance, GO, PSF-GTD, 5.000%, 08/15/18 (p)	2,305

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/18 (p)	2,384
35	North Texas Tollway Authority System, Second Tier, Series F, Rev., 5.750%, 01/01/18 (p)	36
2,000	State of Texas, Public Finance Authority, Series A, GO, 5.000%, 10/01/19 (p)	2,184
30	State of Texas, Transportation Commission Mobility, GO, 4.750%, 04/01/18 (p)	31
14,000	University of Texas, Series A, Rev., 5.250%, 08/15/18 (p)	14,737

		50,778

	Transportation — 1.3%
	Dallas Area Rapid Transit, Senior Lien,
6,825	Series A, Rev., 5.000%, 12/01/17	6,969
8,950	Series A, Rev., 5.000%, 12/01/18	9,497
3,000	Series A, Rev., 5.000%, 12/01/28	3,637
1,500	Series A, Rev., 5.000%, 12/01/29	1,804
2,500	Series A, Rev., 5.000%, 12/01/30	2,995
4,250	Series A, Rev., 5.000%, 12/01/36	4,960
	Dallas-Fort Worth International Airport,
4,000	Series B, Rev., 5.000%, 11/01/35	4,436
7,000	Series E, Rev., AMT, 5.000%, 11/01/30	7,322
5,000	Series F, Rev., 5.000%, 11/01/24	5,979
3,000	North Texas Tollway Authority System, First Tier, Series A, Rev., 5.000%, 01/01/27	3,542
	North Texas Tollway Authority, Special Projects System,
1,000	Series A, Rev., 5.500%, 09/01/36	1,161
3,000	Series A, Rev., 5.500%, 09/01/41	3,483
3,000	Series A, Rev., 6.000%, 09/01/41	3,524

		59,309

	Utility — 0.3%
100	City of Austin, Combined Utility Systems, Capital Appreciation, Series B, Rev., NATL-RE, Zero Coupon, 11/15/17	100
	City of Houston, Combined Utility System, First Lien,
240	Series A, Rev., AGM, 5.000%, 11/15/19	245
240	Series A, Rev., AGM, 5.000%, 11/15/20	244
20	Series C, Rev., 5.000%, 11/15/18	21
6,000	City of San Antonio, Electric & Gas Systems, Rev., 5.000%, 02/01/26	7,459
	City of Victoria, Utility System,
300	Rev., 5.000%, 12/01/27	357
305	Rev., 5.000%, 12/01/28	363
360	Rev., 5.000%, 12/01/29	425
270	Rev., 5.000%, 12/01/30	318
430	Rev., 5.000%, 12/01/31	505
540	Rev., 5.000%, 12/01/32	632
500	Rev., 5.000%, 12/01/34	581
3,800	Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project, Series A, Rev., 5.000%, 05/15/28	4,225

		15,475

	Water & Sewer — 0.4%
2,695	City of Austin, Water & Wastewater System, Rev., 5.000%, 11/15/21	3,135
40	City of Dallas, Waterworks & Sewer System, Rev., AMBAC, 5.000%, 10/01/17	41
2,500	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,543
	Coastal Water Authority, City of Houston Projects,
3,160	Rev., 5.000%, 12/15/22	3,554
5,115	Rev., 5.000%, 12/15/25	5,742
1,765	County of El Paso, Water & Sewer, Series A, Rev., 5.000%, 03/01/21	1,949
30	Trinity River Authority Central Regional Wastewater System Revenue, Rev., 5.000%, 08/01/17	30

		17,994

	Total Texas	228,688

	Utah — 0.6%
	Education — 0.1%
	University of Utah,
500	Series A, Rev., 5.000%, 08/01/24	611
935	Series A, Rev., 5.000%, 08/01/25	1,159
1,300	Series A, Rev., 5.000%, 08/01/26	1,594
2,500	Series A, Rev., 5.000%, 08/01/27	3,053

		6,417

	General Obligation — 0.2%
1,590	Board of Education of Sevier County School District, GO, 5.000%, 06/01/24	1,918
	Central Utah Water Conservancy District, Limited Tax,
1,000	Series B, GO, 5.250%, 04/01/22	1,148
3,950	Series C, GO, 5.000%, 04/01/20	4,385

		7,451

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.2%
9,400	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/19 (p)	10,185

	Water & Sewer — 0.1%
2,000	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/29	2,340

	Total Utah	26,393

	Vermont — 0.0% (g)
	Prerefunded — 0.0% (g)
85	Vermont Municipal Bond Bank, Series 1, Rev., AGM, 5.000%, 12/01/17 (p)	87

	Virginia — 1.6%
	Education — 0.2%
5,045	Virginia College Building Authority, Educational Facilities, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	6,154
40	Virginia Polytechnic Institute & State University, Series E, Rev., 3.000%, 06/01/17	40

		6,194

	General Obligation — 0.6%
5,000	City of Hampton, Public Improvement, Series B, GO, 5.000%, 09/01/26	6,306
1,000	City of Lynchburg, Public Improvement, GO, 5.000%, 12/01/22	1,129
25	City of Virginia Beach, Public Improvement, GO, 3.000%, 06/01/17	25
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	10,835
3,575	County of Chesterfield, Public Improvement, Series A, GO, 5.000%, 01/01/18	3,663
2,160	County of Spotsylvania, Public Improvement, GO, 5.000%, 01/15/25	2,667
3,930	Loudoun County, Public Improvement, Series A, GO, 5.000%, 12/01/26	4,906

		29,531

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
2,000	Chesterfield County EDA, Pollution Control, Virginia Electric & Power Co. Project, Series A, Rev., 5.000%, 05/01/23	2,150
	Virginia Beach Development Authority, Public Facility,
1,925	Series A, Rev., 5.000%, 03/01/25	2,388
5,110	Series B, Rev., 5.000%, 07/15/24	6,278
2,635	Series B, Rev., 5.000%, 07/15/25	3,288

		14,104

	Prerefunded — 0.1%
1,555	City of Chesapeake, Water & Sewer, Series D, GO, 5.000%, 12/01/20 (p)	1,766
3,080	County of Fairfax, Sewer, Rev., 5.000%, 07/15/19 (p)	3,341
50	Western Regional Jail Authority, Rev., NATL-RE, 4.250%, 06/01/17 (p)	50

		5,157

	Transportation — 0.1%
	Northern Virginia Transportation Authority,
500	Rev., 5.000%, 06/01/23	602
400	Rev., 5.000%, 06/01/24	489
2,035	Rev., 5.000%, 06/01/33	2,390
2,285	Rev., 5.000%, 06/01/34	2,674

		6,155

	Water & Sewer — 0.3%
3,500	Fairfax County Water Authority, Water, Subseries B, Rev., 5.250%, 04/01/25	4,415
7,390	Virginia Resources Authority, Clean Water State Revolving Fund, Rev., 5.500%, 10/01/22	8,988

		13,403

	Total Virginia	74,544

	Washington — 2.3%
	General Obligation — 1.0%
1,050	City of Seattle, Limited Tax, Improvement & Refunding, GO, 5.000%, 09/01/21	1,221
14,785	King County School District No. 401, Highline, GO, 5.000%, 12/01/30	18,020
5,000	State of Washington, Motor Vehicle Fuel Tax, Series R-2015H, GO, 5.000%, 07/01/30	5,932
	State of Washington, Various Purpose,
1,250	Series B & AT-7, GO, 6.400%, 06/01/17	1,250
7,010	Series R-2011A, GO, 5.000%, 01/01/22	7,976
7,260	Series R-2011B, GO, 5.000%, 07/01/23	8,107
4,465	Series R-2015A, GO, 4.000%, 07/01/26	5,036

		47,542

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — 0.1%
	Washington Health Care Facilities Authority, Providence Health & Services,
2,000	Series B, Rev., VAR, 4.000%, 10/01/21	2,208
2,500	Series B, Rev., VAR, 5.000%, 10/01/21	2,864

		5,072

	Prerefunded — 0.5%
75	Adams County Joint Consolidated School District No.147 & 163 & 55, GO, NATL-RE, 5.000%, 06/01/17 (p)	75
975	City of Seattle, Municipal Light & Power, Series B, Rev., 5.000%, 02/01/20 (p)	1,077
1,300	County of King, Sewer, Rev., AGM, 5.000%, 07/01/17 (p)	1,305
	State of Washington, Motor Vehicle Fuel Tax,
100	Series B, GO, 5.000%, 07/01/17 (p)	100
25	Series B, GO, AMBAC, 5.000%, 07/01/17 (p)	25
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/19 (p)	10,876
75	Series A, GO, 5.000%, 07/01/17 (p)	75
5,015	Series C, GO, 5.000%, 02/01/19 (p)	5,357
50	Series F, GO, NATL-RE, 4.500%, 07/01/17 (p)	50
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.250%, 08/15/18 (p)	3,623

		22,563

	Transportation — 0.1%
	Port of Seattle, Intermediate Lien,
4,000	Series B, Rev., 5.000%, 03/01/32	4,625
1,000	Series B, Rev., 5.000%, 03/01/34	1,147

		5,772

	Utility — 0.5%
4,025	City of Seattle, Municipal Light & Power, Unrefunded Balance, Series B, Rev., 5.000%, 02/01/24	4,434
21,835	County of Chelan, Public Utility District No.1, Hydro-Electric System, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	19,738
25	Energy Northwest Electric Generating Station, Series A, Rev., 5.000%, 07/01/17 (p)	25
25	Energy Northwest, Project 1, Series C, Rev., 5.000%, 07/01/17 (p)	25

		24,222

	Water & Sewer — 0.1%
	County of King, Sewer,
1,825	Series A, Rev., 5.000%, 01/01/22	2,133
1,150	Series A, Rev., 5.000%, 01/01/23	1,375

		3,508

	Total Washington	108,679

	West Virginia — 0.2%
	Education — 0.1%
	West Virginia School Building Authority, Capital Improvement,
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	2,008
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	2,007
1,000	West Virginia University, University Projects, Series A, Rev., AMBAC, Zero Coupon, 04/01/18	991

		5,006

	General Obligation — 0.1%
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/18	1,947

	Water & Sewer — 0.0% (g)
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.000%, 11/01/19	1,425

	Total West Virginia	8,378

	Wisconsin — 0.9%
	Education — 0.1%
2,500	Wisconsin Health & Educational Facilities Authority, Carthage College Project, Private Placement, Series D, Rev., 5.950%, 05/01/19	2,586

	General Obligation — 0.1%
95	Milwaukee Area Technical College District, Promissory Notes, Series C, GO, 2.000%, 06/01/17	95
5,000	State of Wisconsin, Series 4, GO, 5.000%, 05/01/27	6,102

		6,197

	Prerefunded — 0.7%
25	City of Oshkosh, Corporation Purpose, Series A, GO, AMBAC, 5.000%, 06/01/17 (p)	25
	State of Wisconsin,
15,680	Series A, GO, 5.000%, 05/01/21 (p)	17,994
370	Series A, GO, 5.000%, 05/01/21 (p)	425
13,190	Series A, GO, 5.250%, 05/01/21 (p)	15,263

		33,707

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.0% (g)
30	Wisconsin Department of Transportation, Series A, Rev., 5.000%, 07/01/17	30

	Total Wisconsin	42,520

	Total Municipal Bonds (Cost $3,848,855)	4,052,839

Quarterly Demand Note — 0.1%
	Pennsylvania — 0.1%
	Hospital — 0.1%
5,000	Sayre Health Care Facilities Authority, Guthrie Health Issue, Rev., VAR, 1.585%, 09/01/17 (Cost $5,000)	4,845

Weekly Demand Notes — 3.8%
	California — 0.8%
	Education — 0.6%
29,800	University of California, Series AL-1, Rev., VRDO, 0.720%, 06/08/17	29,800

	Special Tax — 0.2%
8,950	Irvine Unified School District, Community Facilities District No. 09-1, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.750%, 06/08/17	8,950

	Total California	38,750

	Florida — 1.2%
	Hospital — 0.9%
29,000	Highlands County, Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group, Series I-1, Rev., VRDO, 0.740%, 06/08/17	29,000
11,250	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.780%, 06/08/17	11,250

		40,250

	Other Revenue — 0.3%
16,235	Palm Beach County, Raymond F Kravis Center Project, Rev., VRDO, LOC: Northern Trust Co., 0.760%, 06/08/17	16,235

	Total Florida	56,485

	Illinois — 0.4%
	Hospital — 0.4%
17,000	Illinois Finance Authority, Advocate Health Care, Subseries C3A, Rev., VRDO, 0.760%, 06/08/17	17,000

	Massachusetts — 0.5%
	Transportation — 0.5%
21,250	Massachusetts Department of Transportation, Metropolitan Highway System, Subordinated, Commonwealth Contract Assistance Secured, Series A-3, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.710%, 06/08/17	21,250

	New York — 0.9%
	Water & Sewer — 0.9%
44,270	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007, Series CC-1, Rev., VRDO, 0.720%, 06/08/17	44,270

	Total Weekly Demand Notes (Cost $177,755)	177,755

SHARES
Short-Term Investment — 6.0%
	Investment Company — 6.0%
284,567	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.660% (b) (l) (Cost $284,567)	284,567

	Total Investments — 99.1% (Cost $4,467,927)	4,671,756
	Other Assets in Excess of Liabilities — 0.9%	40,800

	NET ASSETS — 100.0%	$4,712,556

Percentages indicated are based on net assets.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(1,009)	10 Year U.S. Treasury Note	09/20/17	USD	$(127,434)	$(586)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CHESLA	—	Connecticut Higher Education Supplemental Loan Authority
CIFG	—	Insured by CDC IXIS Financial Guaranty
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GRAN	—	Grant Revenue Anticipation Notes
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TCRS	—	Transferable Custodial Receipts
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2017.
XLCA	—	Insured by XL Capital Assurance
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$206,072
Aggregate gross unrealized depreciation	(2,243)

Net unrealized appreciation/depreciation	$203,829

Federal income tax cost of investments	$4,467,927

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI):

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Daily Demand Notes
Illinois	$—	$44,050	$—	$44,050
Louisiana	—	87,700	—	87,700
Missouri	—	20,000	—	20,000

Total Daily Demand Notes	—	151,750	—	151,750

Municipal Bonds
Alabama
Education	—	7,239	—	7,239
Other Revenue	—	10,883	—	10,883
Prerefunded	—	4,195	—	4,195

Total Alabama	—	22,317	—	22,317

Alaska
Industrial Development Revenue/Pollution Control Revenue	—	10,059	—	10,059
Other Revenue	—	147	—	147
Prerefunded	—	16,513	—	16,513

Total Alaska	—	26,719	—	26,719

Arizona
Certificate of Participation/Lease	—	22,074	—	22,074
Education	—	3,970	—	3,970
General Obligation	—	9,132	—	9,132
Hospital	—	1,117	—	1,117
Industrial Development Revenue/Pollution Control Revenue	—	1,008	—	1,008
Other Revenue	—	2,463	—	2,463
Prerefunded	—	29,276	—	29,276
Transportation	—	6,243	—	6,243
Utility	—	11,353	—	11,353
Water & Sewer	—	8,877	—	8,877

Total Arizona	—	95,513	—	95,513

Arkansas
General Obligation	—	95	—	95
Prerefunded	—	65	—	65

Total Arkansas	—	160	—	160

California
Certificate of Participation/Lease	—	14,292	—	14,292
Education	—	72,035	—	72,035
General Obligation	—	375,963	—	375,963
Hospital	—	28,804	—	28,804
Other Revenue	—	82,925	—	82,925
Prerefunded	—	67,149	—	67,149
Transportation	—	21,671	—	21,671
Utility	—	78,260	—	78,260
Water & Sewer	—	74,427	—	74,427

Total California	—	815,526	—	815,526

Colorado
Certificate of Participation/Lease	—	1,866	—	1,866

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
General Obligation	$—	$50,655	$—	$50,655
Hospital	—	5,231	—	5,231
Prerefunded	—	33,620	—	33,620

Total Colorado	—	91,372	—	91,372

Connecticut
Education	—	6,200	—	6,200
General Obligation	—	14,165	—	14,165
Housing	—	2,586	—	2,586
Industrial Development Revenue/Pollution Control Revenue	—	1,498	—	1,498
Prerefunded	—	50	—	50
Transportation	—	8,328	—	8,328

Total Connecticut	—	32,827	—	32,827

Delaware
General Obligation	—	11,287	—	11,287
Prerefunded	—	3,693	—	3,693
Transportation	—	2,473	—	2,473

Total Delaware	—	17,453	—	17,453

District of Columbia
General Obligation	—	31,882	—	31,882
Other Revenue	—	5,564	—	5,564
Prerefunded	—	15	—	15
Water & Sewer	—	1,784	—	1,784

Total District of Columbia	—	39,245	—	39,245

Florida
General Obligation	—	45,395	—	45,395
Hospital	—	2,650	—	2,650
Housing	—	1,300	—	1,300
Other Revenue	—	17,593	—	17,593
Prerefunded	—	4,251	—	4,251
Transportation	—	25	—	25
Utility	—	15,043	—	15,043
Water & Sewer	—	603	—	603

Total Florida	—	86,860	—	86,860

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Georgia
Education	$—	$2,299	$—	$2,299
General Obligation	—	15,504	—	15,504
Housing	—	45	—	45
Industrial Development Revenue/Pollution Control Revenue	—	4,001	—	4,001
Prerefunded	—	16,414	—	16,414
Transportation	—	18,948	—	18,948
Utility	—	6,128	—	6,128
Water & Sewer	—	63,810	—	63,810

Total Georgia	—	127,149	—	127,149

Hawaii
General Obligation	—	35,648	—	35,648
Prerefunded	—	9,269	—	9,269
Transportation	—	6,825	—	6,825

Total Hawaii	—	51,742	—	51,742

Idaho
Prerefunded	—	12,900	—	12,900
Transportation	—	8,961	—	8,961

Total Idaho	—	21,861	—	21,861

Illinois
Education	—	1,985	—	1,985
General Obligation	—	38,568	—	38,568
Hospital	—	4,726	—	4,726
Other Revenue	—	2,469	—	2,469
Prerefunded	—	1,232	—	1,232
Transportation	—	3,795	—	3,795
Utility	—	13,501	—	13,501
Water & Sewer	—	6,155	—	6,155

Total Illinois	—	72,431	—	72,431

Indiana
Education	—	6,267	—	6,267
Other Revenue	—	35,711	—	35,711
Prerefunded	—	25	—	25
Utility	—	2,302	—	2,302
Water & Sewer	—	1,948	—	1,948

Total Indiana	—	46,253	—	46,253

Iowa
General Obligation	—	8,312	—	8,312
Other Revenue	—	34,357	—	34,357
Prerefunded	—	55	—	55

Total Iowa	—	42,724	—	42,724

Kansas
General Obligation	—	2,022	—	2,022
Other Revenue	—	4,331	—	4,331
Transportation	—	56,204	—	56,204

Total Kansas	—	62,557	—	62,557

Kentucky
Education	—	4,843	—	4,843
Other Revenue	—	13,146	—	13,146
Prerefunded	—	9,580	—	9,580
Transportation	—	5,847	—	5,847

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Kentucky	$—	$33,416	$—	$33,416

Louisiana
General Obligation	—	3,815	—	3,815
Housing	—	18,124	—	18,124
Other Revenue	—	28,194	—	28,194
Prerefunded	—	4,537	—	4,537
Utility	—	1,571	—	1,571

Total Louisiana	—	56,241	—	56,241

Maryland
Education	—	7,237	—	7,237
General Obligation	—	96,287	—	96,287
Transportation	—	10,035	—	10,035

Total Maryland	—	113,559	—	113,559

Massachusetts
Education	—	7,937	—	7,937
General Obligation	—	128,976	—	128,976
Hospital	—	25	—	25
Housing	—	100	—	100
Other Revenue	—	15,239	—	15,239
Prerefunded	—	56,997	—	56,997
Transportation	—	34,746	—	34,746
Water & Sewer	—	16,814	—	16,814

Total Massachusetts	—	260,834	—	260,834

Michigan
Education	—	16,745	—	16,745
General Obligation	—	21,754	—	21,754
Hospital	—	2,653	—	2,653
Industrial Development Revenue/Pollution Control Revenue	—	1,405	—	1,405
Other Revenue	—	1,045	—	1,045
Prerefunded	—	12,937	—	12,937
Transportation	—	8,002	—	8,002
Utility	—	2,278	—	2,278
Water & Sewer	—	14,264	—	14,264

Total Michigan	—	81,083	—	81,083

Minnesota
Education	—	4,785	—	4,785
General Obligation	—	29,009	—	29,009
Hospital	—	1,043	—	1,043
Prerefunded	—	45	—	45

Total Minnesota	—	34,882	—	34,882

Missouri
General Obligation	—	702	—	702
Housing	—	254	—	254
Industrial Development Revenue/Pollution Control Revenue	—	5,590	—	5,590
Prerefunded	—	10,010	—	10,010
Transportation	—	56,607	—	56,607
Water & Sewer	—	16,502	—	16,502

Total Missouri	—	89,665	—	89,665

Montana

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Prerefunded	$—	$3,227	$—	$3,227
Nebraska
Water & Sewer	—	2,138	—	2,138
Nevada
General Obligation	—	19,323	—	19,323
Prerefunded	—	60	—	60
Water & Sewer	—	1,873	—	1,873

Total Nevada	—	21,256	—	21,256

New Hampshire
Prerefunded	—	25	—	25
New Jersey
Education	—	15,777	—	15,777
General Obligation	—	201	—	201
Hospital	—	753	—	753
Other Revenue	—	91	—	91
Prerefunded	—	6,093	—	6,093
Transportation	—	94,228	—	94,228
Water & Sewer	—	4,865	—	4,865

Total New Jersey	—	122,008	—	122,008

New Mexico
Housing	—	1,523	—	1,523
Other Revenue	—	8,958	—	8,958
Transportation	—	12,888	—	12,888

Total New Mexico	—	23,369	—	23,369

New York
Education	—	35,267	—	35,267
General Obligation	—	20,982	—	20,982
Other Revenue	—	300,981	—	300,981
Prerefunded	—	27,220	—	27,220
Special Tax	—	180,672	—	180,672
Transportation	—	122,326	—	122,326
Utility	—	28,923	—	28,923
Water & Sewer	—	71,259	—	71,259

Total New York	—	787,630	—	787,630

North Carolina
General Obligation	—	5,272	—	5,272
Other Revenue	—	14,466	—	14,466
Prerefunded	—	14,545	—	14,545
Transportation	—	1,815	—	1,815

Total North Carolina	—	36,098	—	36,098

Ohio
General Obligation	—	818	—	818
Hospital	—	5,484	—	5,484
Industrial Development Revenue/Pollution Control Revenue	—	32,474	—	32,474
Other Revenue	—	10,157	—	10,157
Prerefunded	—	1,809	—	1,809
Transportation	—	2,207	—	2,207
Water & Sewer	—	9,066	—	9,066

Total Ohio	—	62,015	—	62,015

Oklahoma
Education	—	8,688	—	8,688

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Housing	$—	$67	$—	$67
Other Revenue	—	25	—	25
Transportation	—	12,500	—	12,500

Total Oklahoma	—	21,280	—	21,280

Oregon
General Obligation	—	29,641	—	29,641
Other Revenue	—	9,152	—	9,152
Prerefunded	—	6,879	—	6,879
Water & Sewer	—	6,553	—	6,553

Total Oregon	—	52,225	—	52,225

Pennsylvania
Education	—	5,507	—	5,507
General Obligation	—	4,945	—	4,945
Prerefunded	—	11,709	—	11,709

Total Pennsylvania	—	22,161	—	22,161

Puerto Rico
Other Revenue	—	12,879	—	12,879
Rhode Island
Education	—	31	—	31
General Obligation	—	1,196	—	1,196
Industrial Development Revenue/Pollution Control Revenue	—	2,071	—	2,071

Total Rhode Island	—	3,298	—	3,298

South Carolina
Education	—	2,924	—	2,924
General Obligation	—	25,677	—	25,677
Housing	—	290	—	290
Prerefunded	—	11,197	—	11,197
Utility	—	9,209	—	9,209

Total South Carolina	—	49,297	—	49,297

Tennessee
General Obligation	—	19,678	—	19,678
Utility	—	657	—	657
Water & Sewer	—	1,920	—	1,920

Total Tennessee	—	22,255	—	22,255

Texas
Education	—	8,415	—	8,415
General Obligation	—	76,717	—	76,717
Prerefunded	—	50,778	—	50,778
Transportation	—	59,309	—	59,309
Utility	—	15,475	—	15,475
Water & Sewer	—	17,994	—	17,994

Total Texas	—	228,688	—	228,688

Utah
Education	—	6,417	—	6,417
General Obligation	—	7,451	—	7,451
Prerefunded	—	10,185	—	10,185
Water & Sewer	—	2,340	—	2,340

Total Utah	—	26,393	—	26,393

Vermont
Prerefunded	—	87	—	87
Virginia

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Education	$—	$6,194	$—	$6,194
General Obligation	—	29,531	—	29,531
Industrial Development Revenue/Pollution Control Revenue	—	14,104	—	14,104
Prerefunded	—	5,157	—	5,157
Transportation	—	6,155	—	6,155
Water & Sewer	—	13,403	—	13,403

Total Virginia	—	74,544	—	74,544

Washington
General Obligation	—	47,542	—	47,542
Hospital	—	5,072	—	5,072
Prerefunded	—	22,563	—	22,563
Transportation	—	5,772	—	5,772
Utility	—	24,222	—	24,222
Water & Sewer	—	3,508	—	3,508

Total Washington	—	108,679	—	108,679

West Virginia
Education	—	5,006	—	5,006
General Obligation	—	1,947	—	1,947
Water & Sewer	—	1,425	—	1,425

Total West Virginia	—	8,378	—	8,378

Wisconsin
Education	—	—	2,586	2,586
General Obligation	—	6,197	—	6,197
Prerefunded	—	33,707	—	33,707
Transportation	—	30	—	30

Total Wisconsin	—	39,934	2,586	42,520

Total Municipal Bonds		4,050,253	2,586	4,052,839

Quarterly Demand Notes
Pennsylvania
Hospital	—	4,845	—	4,845
Weekly Demand Notes
California
Education	—	29,800	—	29,800
Special tax	—	8,950	—	8,950

Total California	—	38,750	—	38,750

Florida
Hospital	—	56,485	—	56,485
Illinois
Hospital	—	17,000	—	17,000
Massachusetts
Transportation	—	21,250	—	21,250
New York
Water & Sewer	—	44,270	—	44,270

Total Weekly Demand Notes	—	177,755	—	177,755

Short-Term Investment
Investment Company	284,567	—	—	284,567

Total Investments in Securities	$284,567	$4,384,603	$2,586	$4,671,756

Depreciation in Other Financial Instruments
Futures Contracts	$(586)	$—	$—	$(586)

There were no transfers among any levels during the period ended May 31, 2017.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 72.0%
Asset-Backed Securities — 9.9%
	Ally Auto Receivables Trust,
1,899	Series 2016-1, Class A2A, 1.200%, 08/15/18	1,899
1,151	Series 2016-2, Class A2, 1.170%, 10/15/18	1,152
11,838	Series 2017-2, Class A2, 1.490%, 11/15/19	11,840
23,286	Series 2017-3, Class A2, 1.530%, 03/16/20	23,296
19,980	American Express Credit Account Master Trust, Series 2014-3, Class A, 1.490%, 04/15/20	19,993
	AmeriCredit Automobile Receivables Trust,
34	Series 2014-2, Class A3, 0.940%, 02/08/19	34
7,789	Series 2016-2, Class A2A, 1.420%, 10/08/19	7,788
23,016	Series 2016-4, Class A2A, 1.340%, 04/08/20	23,000
	BMW Vehicle Lease Trust,
217	Series 2015-2, Class A2A, 1.070%, 01/22/18	217
2,540	Series 2016-1, Class A2A, 1.170%, 01/22/18	2,540
29,737	Series 2016-2, Class A2, 1.230%, 01/22/19	29,716
12,528	Series 2017-1, Class A2, 1.640%, 07/22/19	12,548
21,225	BMW Vehicle Owner Trust, Series 2016-A, Class A2A, 0.990%, 05/25/19	21,186
	Capital Auto Receivables Asset Trust,
8,279	Series 2015-4, Class A2, 1.620%, 03/20/19	8,283
7,125	Series 2016-2, Class A2A, 1.320%, 01/20/19	7,123
	Capital One Multi-Asset Execution Trust,
60,985	Series 2014-A5, Class A5, 1.480%, 07/15/20	61,018
25,000	Series 2015-A1, Class A1, 1.390%, 01/15/21	25,001
	CarMax Auto Owner Trust,
44,829	Series 2015-2, Class A3, 1.370%, 03/16/20	44,805
1,623	Series 2015-3, Class A2A, 1.100%, 11/15/18	1,623
4,240	Series 2015-4, Class A2A, 1.090%, 04/15/19	4,238
10,016	Series 2016-1, Class A2A, 1.300%, 04/15/19	10,014
29,608	Series 2016-3, Class A2, 1.170%, 08/15/19	29,584
42,330	Series 2016-4, Class A2, 1.210%, 11/15/19	42,270
19,100	Series 2017-1, Class A2, 1.540%, 02/18/20	19,109
46,313	Series 2017-2, Class A2, 1.630%, 06/15/20	46,354
12,925	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A2, 1.360%, 01/15/20 (e)	12,916
	CNH Equipment Trust,
85	Series 2014-A, Class A3, 0.840%, 05/15/19	85
27,689	Series 2016-C, Class A2, 1.260%, 02/18/20	27,663
30,164	Series 2017-A, Class A2, 1.640%, 07/15/20	30,255
8,520	Dell Equipment Finance Trust, Series 2017-1, Class A2, 1.860%, 06/24/19 (e)	8,529
17,844	Drive Auto Receivables Trust, Series 2017-AA, Class A2, 1.480%, 03/15/19 (e)	17,841
214	Fifth Third Auto Trust, Series 2014-2, Class A3, 0.890%, 11/15/18	214
10,714	First National Master Note Trust, Series 2017-1, Class A, VAR, 1.391%, 04/18/22	10,714
	Ford Credit Auto Owner Trust,
7,964	Series 2014-C, Class A3, 1.060%, 05/15/19	7,955
220	Series 2015-C, Class A2A, 0.950%, 08/15/18	220
11,947	Series 2016-B, Class A2A, 1.080%, 03/15/19	11,936
26,248	Series 2016-C, Class A2A, 1.040%, 09/15/19	26,194
	Honda Auto Receivables Owner Trust,
4,924	Series 2015-1, Class A3, 1.050%, 10/15/18	4,921
2,646	Series 2015-4, Class A2, 0.820%, 07/23/18	2,644
2,325	Series 2016-1, Class A2, 1.010%, 06/18/18	2,324

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Asset-Backed Securities — continued
20,453	Series 2016-3, Class A2, 1.010%, 10/18/18	20,435
	Hyundai Auto Lease Securitization Trust,
5,279	Series 2016-B, Class A2A, 1.240%, 11/15/18 (e)	5,276
24,579	Series 2017-A, Class A2A, 1.560%, 07/15/19 (e)	24,553
	Hyundai Auto Receivables Trust,
9,705	Series 2014-B, Class A3, 0.900%, 12/17/18	9,698
2,141	Series 2015-C, Class A2A, 0.990%, 11/15/18	2,140
6,763	Series 2016-A, Class A2A, 1.210%, 06/17/19	6,759
17,363	John Deere Owner Trust, Series 2016-B, Class A2, 1.090%, 02/15/19	17,350
	Mercedes-Benz Auto Lease Trust,
21,930	Series 2016-A, Class A2A, 1.340%, 07/16/18	21,929
13,767	Series 2016-B, Class A2, 1.150%, 01/15/19	13,754
8,333	Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A2A, 1.110%, 03/15/19	8,326
7,037	Nissan Auto Lease Trust, Series 2016-A, Class A2A, 1.220%, 08/15/18	7,034
	Nissan Auto Receivables Owner Trust,
5,296	Series 2016-A, Class A2A, 1.060%, 02/15/19	5,292
6,764	Series 2016-C, Class A2A, 1.070%, 05/15/19	6,756
	Santander Drive Auto Receivables Trust,
12,029	Series 2016-3, Class A2, 1.340%, 11/15/19	12,026
21,525	Series 2017-2, Class A2, 1.600%, 03/16/20	21,523
	Toyota Auto Receivables Owner Trust,
5,166	Series 2015-B, Class A3, 1.270%, 05/15/19	5,164
3,398	Series 2016-C, Class A2A, 1.000%, 01/15/19	3,395
29,447	Series 2017-A, Class A2A, 1.420%, 09/16/19	29,462
11,853	Volvo Financial Equipment LLC, Series 2017-1A, Class A2, 1.550%, 10/15/19 (e)	11,854

	Total Asset-Backed Securities (Cost $852,292)	851,768

Certificates of Deposit — 6.0%
	Bank of Montreal, (Canada),
39,850	VAR, 1.548%, 07/16/18	39,841
46,100	VAR, 1.552%, 06/18/18	46,091
	Bank of Nova Scotia, (Canada),
18,930	VAR, 1.406%, 10/12/18	18,925
32,650	VAR, 1.444%, 11/02/18	32,641
	Bank of Nova Scotia (The), (Canada),
38,870	VAR, 1.538%, 07/17/18	38,878
21,510	VAR, 1.580%, 02/28/19	21,503
26,740	VAR, 1.620%, 11/01/18	26,732
17,500	VAR, 1.650%, 11/30/18	17,495
	Canadian Imperial Bank of Commerce, (Canada),
35,650	VAR, 1.370%, 09/13/18	35,641
42,830	VAR, 1.540%, 05/29/19	42,787
43,300	VAR, 1.750%, 05/01/19	43,282
21,410	DZ Bank AG, (Germany), VAR, 1.542%, 08/16/18	21,403
	Nordea Bank AB, (Sweden),
43,565	VAR, 1.586%, 01/25/19	43,551
25,000	VAR, 1.629%, 11/07/18	24,993
	Svenska Handelsbanken AB, (Sweden),
22,050	VAR, 1.522%, 07/30/18	22,045
40,780	VAR, 1.581%, 02/12/19	40,766

	Total Certificates of Deposit (Cost $516,524)	516,574

Corporate Bonds — 53.2%
	Consumer Discretionary — 2.7%
	Automobiles — 1.6%
	Daimler Finance North America LLC, (Germany),
1,475	1.375%, 08/01/17 (e)	1,475
7,400	1.650%, 03/02/18 (e)	7,400
1,794	1.650%, 05/18/18 (e)	1,794
13,938	1.875%, 01/11/18 (e)	13,967
1,700	2.000%, 08/03/18 (e)	1,706
11,480	VAR, 1.421%, 11/05/18 (e)	11,486
22,831	VAR, 1.792%, 10/30/19 (e)	22,914
	Hyundai Capital America,
375	2.000%, 03/19/18 (e)	375
20,254	2.125%, 10/02/17 (e)	20,280
	Nissan Motor Acceptance Corp.,
14,471	1.500%, 03/02/18 (e)	14,442
4,616	1.800%, 03/15/18 (e)	4,617
21,226	1.950%, 09/12/17 (e)	21,250

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Automobiles — continued
17,962	VAR, 1.950%, 04/06/18 (e)	18,050

		139,756

	Media — 1.1%
9,980	CBS Corp., 1.950%, 07/01/17	9,982
	Comcast Corp.,
25,931	5.700%, 05/15/18	26,957
22,512	5.875%, 02/15/18	23,211
29,624	NBCUniversal Enterprise, Inc., 1.662%, 04/15/18 (e)	29,662

		89,812

	Total Consumer Discretionary	229,568

	Consumer Staples — 1.1%
	Beverages — 0.5%
600	Anheuser-Busch InBev Finance, Inc., (Belgium), 1.250%, 01/17/18	599
	Anheuser-Busch InBev Worldwide, Inc., (Belgium),
15,000	1.375%, 07/15/17	15,000
9,694	2.200%, 08/01/18	9,759
5,000	PepsiCo, Inc., VAR, 1.762%, 02/22/19	5,048
12,939	Suntory Holdings Ltd., (Japan), 1.650%, 09/29/17 (e)	12,927

		43,333

	Food & Staples Retailing — 0.4%
11,187	CVS Health Corp., 1.900%, 07/20/18	11,217
16,020	Walgreens Boots Alliance, Inc., 1.750%, 11/17/17	16,039
8,868	Wesfarmers Ltd., (Australia), 1.874%, 03/20/18 (e)	8,887

		36,143

	Food Products — 0.1%
9,800	Tyson Foods, Inc., VAR, 1.649%, 05/30/19	9,816

	Tobacco — 0.1%
6,133	BAT International Finance plc, (United Kingdom), 2.125%, 06/07/17 (e)	6,133
50	Philip Morris International, Inc., 5.650%, 05/16/18	52

		6,185

	Total Consumer Staples	95,477

	Energy — 1.4%
	Energy Equipment & Services — 0.1%
	Schlumberger Holdings Corp.,
5,700	1.900%, 12/21/17 (e)	5,712
9,750	2.350%, 12/21/18 (e)	9,814

		15,526

	Oil, Gas & Consumable Fuels — 1.3%
2,720	BP Capital Markets plc, (United Kingdom), VAR, 1.532%, 08/14/18	2,729
	Canadian Natural Resources Ltd., (Canada),
8,262	1.750%, 01/15/18	8,259
11,031	5.900%, 02/01/18	11,321
	Chevron Corp.,
15,655	1.686%, 02/28/19	15,673
810	VAR, 1.352%, 11/15/17	810
26,800	VAR, 1.680%, 05/16/18	26,927
150	ConocoPhillips, 5.200%, 05/15/18	155
12,448	Enterprise Products Operating LLC, 1.650%, 05/07/18	12,443
13,173	Petro-Canada, (Canada), 6.050%, 05/15/18	13,700
16,540	Phillips 66, VAR, 1.806%, 04/15/19 (e)	16,560
1,856	Total Capital Canada Ltd., (France), 1.450%, 01/15/18	1,856

		110,433

	Total Energy	125,959

	Financials — 40.3%
	Banks — 18.8%
	ABN AMRO Bank NV, (Netherlands),
8,225	1.800%, 06/04/18 (e)	8,208
14,164	2.500%, 10/30/18 (e)	14,280
81,457	VAR, 1.798%, 01/18/19 (e)	81,744
36,761	ANZ New Zealand Int’l Ltd., (New Zealand), 1.750%, 03/29/18 (e)	36,787
	Australia & New Zealand Banking Group Ltd., (Australia),
10,500	1.450%, 05/15/18	10,494
2,470	2.250%, 06/13/19	2,486
250	Bank of America Corp., 6.400%, 08/28/17	253
1,390	Bank of America NA, 1.750%, 06/05/18	1,393
7,143	Bank of Montreal, (Canada), VAR, 1.780%, 07/31/18	7,180
17,284	Bank of Nova Scotia (The), (Canada), VAR, 1.988%, 01/15/19	17,415
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
6,855	1.450%, 09/08/17 (e)	6,852
1,150	1.650%, 02/26/18 (e)	1,150

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Banks — continued
43,699	1.700%, 03/05/18 (e)	43,714
	BB&T Corp.,
17,632	1.450%, 01/12/18	17,636
27,030	1.600%, 08/15/17	27,036
238	VAR, 1.830%, 02/01/19	240
12,574	VAR, 1.991%, 06/15/18	12,664
	BNP Paribas SA, (France),
17,700	2.400%, 12/12/18	17,853
5,849	2.700%, 08/20/18	5,915
17,369	BNZ International Funding Ltd., (New Zealand), VAR, 1.872%, 02/21/20 (e)	17,457
	Branch Banking & Trust Co.,
13,478	1.350%, 10/01/17	13,476
1,300	VAR, 1.608%, 01/15/20	1,302
	Caisse Centrale Desjardins, (Canada),
22,813	1.550%, 09/12/17 (e)	22,820
16,600	VAR, 1.837%, 01/29/18 (e)	16,659
8,639	Capital One Bank USA NA, 2.150%, 11/21/18	8,660
	Capital One NA,
385	1.500%, 03/22/18	384
17,380	1.650%, 02/05/18	17,375
3,945	2.350%, 08/17/18	3,967
5,000	VAR, 1.851%, 02/05/18	5,013
	Citigroup, Inc.,
1,002	1.700%, 04/27/18	1,002
110	6.125%, 11/21/17	112
18,083	Citizens Bank NA, 1.600%, 12/04/17	18,082
	Commonwealth Bank of Australia, (Australia),
25,000	VAR, 1.559%, 03/10/20 (e)	25,029
2,008	VAR, 1.650%, 09/06/19 (e)	2,018
17,862	VAR, 1.819%, 11/07/19 (e)	17,988
1,190	VAR, 2.191%, 03/15/19 (e)	1,205
33,453	Cooperatieve Rabobank UA, (Netherlands), 1.700%, 03/19/18	33,522
1,410	Credit Agricole SA, (France), 2.125%, 04/17/18 (e)	1,415
	Fifth Third Bank,
3,109	1.450%, 02/28/18	3,107
5,500	2.150%, 08/20/18	5,529
41,584	HSBC Bank plc, (United Kingdom), 1.500%, 05/15/18 (e)	41,543
6,784	Huntington Bancshares, Inc., 2.600%, 08/02/18	6,844
	Huntington National Bank (The),
1,750	1.700%, 02/26/18	1,751
13,943	2.000%, 06/30/18	13,992
18,061	2.200%, 11/06/18	18,129
17,110	VAR, 1.619%, 03/10/20	17,162
	KeyBank NA,
41,179	1.650%, 02/01/18	41,214
550	1.700%, 06/01/18	551
	Lloyds Bank plc, (United Kingdom),
790	1.750%, 03/16/18	791
10,400	1.750%, 05/14/18	10,414
1,600	2.000%, 08/17/18	1,604
	Manufacturers & Traders Trust Co.,
6,326	1.400%, 07/25/17	6,326
570	1.450%, 03/07/18	570
33,924	Mitsubishi UFJ Trust & Banking Corp., (Japan), 1.600%, 10/16/17 (e)	33,931
	Mizuho Bank Ltd., (Japan),
4,500	1.550%, 10/17/17 (e)	4,499
2,150	1.700%, 09/25/17 (e)	2,152
1,000	1.800%, 03/26/18 (e)	1,000
2,840	1.850%, 03/21/18 (e)	2,841
19,476	MUFG Americas Holdings Corp., 1.625%, 02/09/18	19,477
	National Australia Bank Ltd., (Australia),
13,470	1.875%, 07/23/18	13,504
19,673	2.300%, 07/25/18	19,815
49,100	VAR, 1.578%, 04/17/19 (e)	49,082
75,822	VAR, 1.682%, 05/22/20 (e)	75,921
10	VAR, 1.796%, 07/23/18 (e)	10
6,750	National Bank of Canada, (Canada), 1.450%, 11/07/17	6,753
	Nordea Bank AB, (Sweden),
57,087	1.625%, 05/15/18 (e)	57,127
2,595	1.875%, 09/17/18 (e)	2,600
31,523	VAR, 1.672%, 05/29/20 (e)	31,556
	PNC Bank NA,
8,037	1.500%, 10/18/17	8,041
50,423	1.500%, 02/23/18	50,447
11,995	1.600%, 06/01/18	12,000
5,525	1.700%, 12/07/18	5,527
1,550	VAR, 1.475%, 06/01/18	1,556

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Banks — continued
22,626	VAR, 1.502%, 12/07/18	22,701
	Royal Bank of Canada, (Canada),
5,016	1.400%, 10/13/17	5,016
24,665	VAR, 1.712%, 07/30/18	24,770
	Skandinaviska Enskilda Banken AB, (Sweden),
43,366	1.750%, 03/19/18 (e)	43,397
7,149	2.375%, 11/20/18 (e)	7,207
	Societe Generale SA, (France),
969	2.625%, 10/01/18	979
20,025	2.750%, 10/12/17	20,117
12,000	Standard Chartered plc, (United Kingdom), 1.500%, 09/08/17 (e)	11,991
6,045	Sumitomo Mitsui Banking Corp., (Japan), 1.500%, 01/18/18	6,043
23,067	Sumitomo Mitsui Trust Bank Ltd., (Japan), 1.800%, 03/28/18 (e)	23,088
	SunTrust Banks, Inc.,
10,500	2.350%, 11/01/18	10,577
1,322	6.000%, 09/11/17	1,337
49,928	Svenska Handelsbanken AB, (Sweden), 1.625%, 03/21/18	49,973
	Swedbank AB, (Sweden),
250	1.600%, 03/02/18 (e)	250
93,596	1.750%, 03/12/18 (e)	93,632
	Toronto-Dominion Bank (The), (Canada),
14,326	2.625%, 09/10/18	14,501
23,000	VAR, 1.693%, 07/23/18	23,095
22,000	VAR, 1.993%, 01/22/19	22,218
	US Bank NA,
2,000	1.375%, 09/11/17	2,000
30,178	1.450%, 01/29/18	30,192
4,864	Wachovia Corp., 5.750%, 02/01/18	4,996
	Wells Fargo & Co.,
15,900	1.500%, 01/16/18	15,891
12,293	5.625%, 12/11/17	12,554
	Wells Fargo Bank NA,
25,000	VAR, 1.700%, 11/28/18	25,112
45,816	VAR, 1.893%, 01/22/18	46,017
	Westpac Banking Corp., (Australia),
5,500	1.550%, 05/25/18	5,503
35	1.600%, 01/12/18	35
1,100	1.950%, 11/23/18	1,102
7,676	2.000%, 08/14/17	7,687
3,289	VAR, 1.619%, 05/25/18	3,298

		1,623,431

	Capital Markets — 5.9%
	Bank of New York Mellon Corp. (The),
5,615	1.350%, 03/06/18	5,610
1,503	1.600%, 05/22/18	1,504
9,465	Charles Schwab Corp. (The), 1.500%, 03/10/18	9,470
	Credit Suisse AG, (Switzerland),
18,155	1.700%, 04/27/18	18,162
48,350	1.750%, 01/29/18	48,398
	Goldman Sachs Group, Inc. (The),
17,124	2.375%, 01/22/18	17,202
29,354	5.950%, 01/18/18	30,118
962	6.150%, 04/01/18	996
26,705	VAR, 1.920%, 12/13/19	26,891
4,000	Series 1, VAR, 2.372%, 04/30/18	4,034
	ING Bank NV, (Netherlands),
84,745	1.800%, 03/16/18 (e)	84,894
5,000	2.050%, 08/17/18 (e)	5,011
6,635	VAR, 1.687%, 03/16/18 (e)	6,648
20,500	Intercontinental Exchange, Inc., 2.500%, 10/15/18	20,776
17,543	Macquarie Bank Ltd., (Australia), 1.600%, 10/27/17 (e)	17,517
21,691	Moody’s Corp., VAR, 1.414%, 09/04/18	21,739
	Morgan Stanley,
5,215	1.875%, 01/05/18	5,224
13,500	2.125%, 04/25/18	13,551
8,052	5.950%, 12/28/17	8,245
16,107	Series 3NC2, VAR, 1.982%, 02/14/20	16,159
1,695	State Street Corp., 1.350%, 05/15/18	1,693
	UBS AG, (Switzerland),
41,217	1.800%, 03/26/18	41,274
85,632	5.750%, 04/25/18	88,706
5,880	5.875%, 12/20/17	6,018
2,000	VAR, 1.853%, 03/26/18	2,010
10,081	USAA Capital Corp., VAR, 1.400%, 02/01/19 (e)	10,080

		511,930

	Consumer Finance — 5.1%
11,280	American Express Co., 7.000%, 03/19/18	11,752

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Consumer Finance — continued
	American Express Credit Corp.,
13,012	VAR, 1.502%, 05/03/19	13,041
17,989	VAR, 1.523%, 03/03/20	18,024
	American Honda Finance Corp.,
550	1.200%, 07/14/17	550
125	1.500%, 03/13/18	125
11,313	VAR, 1.458%, 11/19/18	11,338
15,493	VAR, 1.602%, 09/20/17	15,514
24,892	Capital One Financial Corp., VAR, 1.941%, 05/12/20	24,917
	Caterpillar Financial Services Corp.,
13,316	VAR, 1.602%, 12/21/18	13,360
33,384	VAR, 1.665%, 01/10/20	33,561
	Ford Motor Credit Co. LLC,
15,000	5.000%, 05/15/18	15,435
3,025	6.625%, 08/15/17	3,054
	General Motors Financial Co., Inc.,
16,171	2.400%, 04/10/18	16,248
3,247	3.250%, 05/15/18	3,289
11,520	6.750%, 06/01/18	12,061
	HSBC USA, Inc.,
945	1.300%, 06/23/17	945
3,415	1.500%, 11/13/17	3,414
21,770	1.625%, 01/16/18	21,775
19,424	1.700%, 03/05/18	19,446
15,110	2.000%, 08/07/18	15,151
2,400	VAR, 2.037%, 09/24/18	2,417
3,920	Hyundai Capital Services, Inc., (South Korea), 3.500%, 09/13/17 (e)	3,936
	John Deere Capital Corp.,
17,016	2.800%, 09/18/17	17,091
30,264	VAR, 1.428%, 10/15/18	30,317
	Toyota Motor Credit Corp.,
3,951	1.250%, 10/05/17	3,950
20,553	1.375%, 01/10/18	20,550
43,200	VAR, 1.260%, 05/17/18	43,220
56,300	VAR, 1.412%, 08/15/18	56,390
9,600	VAR, 1.418%, 04/17/20	9,623
130	VAR, 1.548%, 01/17/19	131
1,470	Series 2547, VAR, 1.476%, 01/12/18	1,473

		442,098

	Diversified Financial Services — 3.8%
19,873	AIG Global Funding, 1.650%, 12/15/17 (e)	19,899
1,379	Berkshire Hathaway, Inc., 1.550%, 02/09/18	1,381
15,040	Hutchison Whampoa International 12 II Ltd., (Hong Kong), 2.000%, 11/08/17 (e)	15,062
16,933	Hutchison Whampoa International 14 Ltd., (Hong Kong), 1.625%, 10/31/17 (e)	16,921
	National Rural Utilities Cooperative Finance Corp.,
8,623	10.375%, 11/01/18	9,654
87,719	VAR, 1.358%, 04/05/19	87,687
20,600	NYSE Holdings LLC, 2.000%, 10/05/17	20,646
	Protective Life Global Funding,
67,630	VAR, 1.575%, 03/29/19 (e)	67,706
27,950	VAR, 1.656%, 06/08/18 (e)	28,028
	Siemens Financieringsmaatschappij NV, (Germany),
33,298	1.450%, 05/25/18 (e)	33,272
22,177	VAR, 1.440%, 09/13/19 (e)	22,223

		322,479

	Insurance — 6.7%
44,539	American International Group, Inc., 5.850%, 01/16/18	45,711
	Berkshire Hathaway Finance Corp.,
28,500	VAR, 1.408%, 01/11/19	28,580
17,776	VAR, 1.652%, 03/07/18	17,857
14,796	VAR, 1.821%, 03/15/19	14,956
11,969	Chubb INA Holdings, Inc., 5.800%, 03/15/18	12,365
	Jackson National Life Global Funding,
200	1.875%, 10/15/18 (e)	201
37,000	VAR, 1.562%, 02/13/19 (e)	36,987
25,823	VAR, 1.738%, 10/13/17 (e)	25,870
	MetLife, Inc.,
13,330	1.756%, 12/15/17	13,354
10,384	1.903%, 12/15/17	10,407
	Metropolitan Life Global Funding I,
25,000	1.350%, 09/14/18 (e)	24,905
48,872	1.500%, 01/10/18 (e)	48,893
7,516	1.875%, 06/22/18 (e)	7,535
3,534	3.650%, 06/14/18 (e)	3,610
8,000	VAR, 1.461%, 09/14/18 (e)	8,025
26,535	VAR, 1.582%, 12/19/18 (e)	26,639

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Insurance — continued
	New York Life Global Funding,
1,581	1.300%, 10/30/17 (e)	1,581
5,895	1.450%, 12/15/17 (e)	5,899
72,400	VAR, 1.330%, 07/06/18 (e)	72,503
26,898	VAR, 1.428%, 04/09/20 (e)	26,950
7,272	VAR, 1.550%, 04/06/18 (e)	7,294
	Pricoa Global Funding I,
11,081	1.600%, 05/29/18 (e)	11,085
26,800	VAR, 1.653%, 06/27/18 (e)	26,876
	Principal Life Global Funding II,
310	1.500%, 09/11/17 (e)	310
96,500	VAR, 1.472%, 02/22/19 (e)	96,467
1,290	Travelers Cos., Inc. (The), 5.750%, 12/15/17	1,320

		576,180

	Total Financials	3,476,118

	Health Care — 2.1%
	Biotechnology — 0.9%
42,903	AbbVie, Inc., 1.800%, 05/14/18	42,960
	Amgen, Inc.,
4,250	5.850%, 06/01/17	4,250
2,344	6.150%, 06/01/18	2,447
9,646	VAR, 1.505%, 05/10/19	9,665
1,000	Biogen, Inc., 6.875%, 03/01/18	1,040
13,961	Celgene Corp., 1.900%, 08/15/17	13,973

		74,335

	Health Care Equipment & Supplies — 0.2%
14,400	Covidien International Finance SA, 6.000%, 10/15/17	14,639
3,426	CR Bard, Inc., 1.375%, 01/15/18	3,419

		18,058

	Health Care Providers & Services — 0.5%
	Aetna, Inc.,
8,268	1.500%, 11/15/17	8,267
22,697	VAR, 1.756%, 12/08/17	22,760
5,078	Cardinal Health, Inc., 1.950%, 06/15/18	5,091
4,140	UnitedHealth Group, Inc., 6.000%, 02/15/18	4,268

		40,386

	Pharmaceuticals — 0.5%
11,491	AstraZeneca plc, (United Kingdom), 5.900%, 09/15/17	11,634
1,620	Merck & Co., Inc., VAR, 1.541%, 05/18/18	1,626
4,889	Roche Holdings, Inc., (Switzerland), VAR, 1.242%, 09/29/17 (e)	4,890
27,283	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 1.400%, 07/20/18	27,168

		45,318

	Total Health Care	178,097

	Industrials — 0.6%
	Aerospace & Defense — 0.1%
675	General Dynamics Corp., 1.000%, 11/15/17	674
12,765	Precision Castparts Corp., 1.250%, 01/15/18	12,757

		13,431

	Building Products — 0.2%
14,370	Johnson Controls International plc, 1.400%, 11/02/17	14,348

	Electrical Equipment — 0.0% (g)
2,576	Eaton Corp., 1.500%, 11/02/17	2,576

	Industrial Conglomerates — 0.1%
	General Electric Co.,
700	1.625%, 04/02/18	701
7,048	5.625%, 05/01/18	7,314

		8,015

	Road & Rail — 0.2%
8,902	ERAC USA Finance LLC, 6.375%, 10/15/17 (e)	9,052
5,602	Ryder System, Inc., 3.500%, 06/01/17	5,602

		14,654

	Total Industrials	53,024

	Information Technology — 1.6%
	Communications Equipment — 0.3%
30,000	Cisco Systems, Inc., VAR, 1.772%, 02/21/18	30,133

	Internet Software & Services — 0.1%
5,867	eBay, Inc., 1.350%, 07/15/17	5,867

	IT Services — 0.2%
12,400	International Business Machines Corp., VAR, 1.369%, 02/06/18	12,418
3,800	Visa, Inc., 1.200%, 12/14/17	3,799

		16,217

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Semiconductors & Semiconductor Equipment — 0.6%
28,613	QUALCOMM, Inc., VAR, 1.558%, 05/20/19	28,672
23,903	TSMC Global Ltd., (Taiwan), 1.625%, 04/03/18 (e)	23,836

		52,508

	Software — 0.0% (g)
1,174	Oracle Corp., 5.750%, 04/15/18	1,217

	Technology Hardware, Storage & Peripherals — 0.4%
	Apple, Inc.,
36,017	VAR, 1.379%, 02/07/20	36,131
300	VAR, 2.006%, 02/22/19	304

		36,435

	Total Information Technology	142,377

	Materials — 0.1%
	Chemicals — 0.1%
4,089	Airgas, Inc., (France), 1.650%, 02/15/18	4,096
1,015	Ecolab, Inc., 1.450%, 12/08/17	1,014

		5,110

	Metals & Mining — 0.0% (g)
1,065	Nucor Corp., 5.750%, 12/01/17	1,086

	Total Materials	6,196

	Real Estate — 0.7%
	Equity Real Estate Investment Trusts (REITs) — 0.7%
	Realty Income Corp.,
4,403	2.000%, 01/31/18	4,411
4,265	5.375%, 09/15/17	4,309
11,461	Simon Property Group LP, 1.500%, 02/01/18 (e)	11,451
26,494	Ventas Realty LP, 2.000%, 02/15/18	26,540
	Welltower, Inc.,
6,883	2.250%, 03/15/18	6,909
4,270	4.700%, 09/15/17	4,305

	Total Real Estate	57,925

	Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.5%
	AT&T, Inc.,
6,469	1.750%, 01/15/18	6,478
23,450	5.500%, 02/01/18	24,039
19,085	5.600%, 05/15/18	19,778
2,817	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	2,891
1,215	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	1,215
1,556	Telefonica Emisiones SAU, (Spain), 3.192%, 04/27/18	1,575
	Verizon Communications, Inc.,
44,568	3.650%, 09/14/18	45,636
27,260	VAR, 1.722%, 05/22/20	27,268

		128,880

	Wireless Telecommunication Services — 0.2%
5,730	America Movil SAB de CV, (Mexico), 5.625%, 11/15/17	5,828
12,530	Vodafone Group plc, (United Kingdom), 1.250%, 09/26/17	12,524

		18,352

	Total Telecommunication Services	147,232

	Utilities — 0.9%
	Electric Utilities — 0.5%
2,917	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	2,989
1,600	Commonwealth Edison Co., 5.800%, 03/15/18	1,655
1,650	Duke Energy Corp., 1.625%, 08/15/17	1,650
1,229	Duke Energy Florida LLC, Series A, 5.800%, 09/15/17	1,244
13,000	NextEra Energy Capital Holdings, Inc., 1.586%, 06/01/17	13,000
5,076	Ohio Power Co., 6.050%, 05/01/18	5,274
3,700	PECO Energy Co., 5.350%, 03/01/18	3,808
3,560	Virginia Electric & Power Co., 1.200%, 01/15/18	3,545
7,523	Wisconsin Electric Power Co., 1.700%, 06/15/18	7,536
435	Wisconsin Public Service Corp., 1.650%, 12/04/18	435

		41,136

	Gas Utilities — 0.1%
	CenterPoint Energy Resources Corp.,
748	6.000%, 05/15/18	778
10,191	6.125%, 11/01/17	10,369

		11,147

	Independent Power and Renewable Electricity Producers — 0.2%
	Southern Power Co.,
14,115	1.850%, 12/01/17	14,132
7,929	Series 15A, 1.500%, 06/01/18	7,908

		22,040

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Water Utilities — 0.1%
7,119	American Water Capital Corp., 6.085%, 10/15/17	7,241

	Total Utilities	81,564

	Total Corporate Bonds (Cost $4,589,966)	4,593,537

Supranational — 0.4%
32,305	Asian Development Bank, VAR, 1.019%, 06/18/18 (Cost $32,309)	32,282

U.S. Treasury Obligation — 2.5%
217,500	U.S. Treasury Note, 0.750%, 04/30/18 (Cost $216,956)	216,582

	Total Long-Term Investments (Cost $6,208,047)	6,210,743

Short-Term Investments — 28.5%
	Certificates of Deposit — 14.0%
	Bank of Montreal,
2,330	VAR, 1.459%, 02/06/18	2,334
12,872	VAR, 1.535%, 09/01/17	12,892
10,974	VAR, 1.608%, 04/17/18	10,981
14,220	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 1.700%, 01/24/18	14,245
	Barclays Bank plc,
46,500	VAR, 1.702%, 03/20/18	46,557
53,900	VAR, 1.850%, 12/06/17	54,034
13,640	BNP Paribas SA, (France), 1.530%, 08/25/17	13,653
108,700	China Construction Bank Corp., (China), 1.570%, 07/24/17	108,722
	Cooperatieve Rabobank UA,
25,000	1.300%, 08/01/17	25,013
850	VAR, 1.163%, 05/08/18	850
58,700	Credit Agricole Corporate & Investment Bank, (France), VAR, 1.629%, 11/03/17	58,823
	Deutsche Bank AG,
38,700	2.080%, 05/01/18	38,724
38,650	2.150%, 03/28/18	38,707
	Lloyds Bank plc,
19,600	VAR, 1.570%, 12/12/17	19,648
61,600	VAR, 1.602%, 12/20/17	61,757
76,000	Mizuho Bank Ltd., (Japan), VAR, 1.806%, 12/08/17	76,243
37,400	National Bank of Canada, (Canada), VAR, 1.336%, 03/21/18	37,442
	Natixis SA,
40,925	VAR, 1.480%, 05/08/18	40,939
43,520	VAR, 1.660%, 11/01/17	43,603
5,000	VAR, 1.846%, 09/25/17	5,011
	Norinchukin Bank,
5,200	1.300%, 08/11/17	5,202
13,450	1.470%, 08/03/17	13,459
28,000	1.550%, 10/13/17	28,029
24,100	1.550%, 10/25/17	24,126
1,100	1.630%, 01/31/18	1,101
36,150	1.720%, 03/22/18	36,220
5,650	VAR, 1.239%, 10/13/17	5,653
	Royal Bank of Canada,
33,540	1.310%, 10/19/17	33,542
31,100	1.500%, 01/04/18	31,117
50,000	Societe Generale, (France), VAR, 1.441%, 05/11/18	50,017
50,000	Societe Generale SA, (France), 1.580%, 01/12/18	50,073
28,500	Standard Chartered Bank, (United Kingdom), 1.400%, 06/02/17	28,501
	Sumitomo Mitsui Banking Corp.,
5,080	1.250%, 09/05/17	5,081
12,925	1.450%, 07/19/17	12,933
47,000	1.500%, 10/12/17	47,042
4,550	1.600%, 09/12/17	4,555
	Sumitomo Mitsui Trust Bank Ltd.,
23,000	1.530%, 08/08/17	23,020
5,000	1.530%, 08/16/17	5,004
20,330	VAR, 1.670%, 10/27/17	20,368
	Toronto-Dominion Bank (The),
13,300	1.200%, 07/13/17	13,303
37,250	VAR, 1.440%, 02/02/18	37,297
19,950	Westpac Banking Corp., (Australia), 1.230%, 07/14/17	19,957

	Total Certificates of Deposit (Cost $1,204,287)	1,205,778

	Commercial Paper — 7.3%
20,000	American Express Credit Corp., 1.459%, 10/16/17 (n)	19,895
55,000	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 1.575%, 01/10/18 (e) (n)	54,553

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Commercial Paper — continued
	ANZ New Zealand Int’l Ltd.,
16,750	1.766%, 01/09/18 (e) (n)	16,577
42,600	1.824%, 01/05/18 (e) (n)	42,168
6,250	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 1.364%, 07/14/17 (n)	6,242
	BP Capital Markets plc,
28,650	1.622%, 11/13/17 (e) (n)	28,471
24,500	1.626%, 02/02/18 (e) (n)	24,247
28,500	1.706%, 12/08/17 (e) (n)	28,287
10,300	Commonwealth Bank of Australia, (Australia), VAR, 1.492%, 12/08/17 (e) (n)	10,322
20,000	Danske Corp., (Denmark), 1.626%, 02/16/18 (e) (n)	19,761
	Deutsche Telekom AG,
1,800	1.345%, 07/27/17 (e) (n)	1,796
50,000	1.613%, 11/06/17 (e) (n)	49,667
21,400	Dominion Energy, Inc., 1.593%, 10/13/17 (e) (n)	21,280
10,350	Electricite de France SA, (France), 1.511%, 07/06/17 (e) (n)	10,338
10,600	ERP Operating LP, 1.405%, 07/17/17 (e) (n)	10,583
	Ford Motor Credit Co. LLC,
17,150	1.677%, 11/06/17 (e) (n)	17,027
16,000	1.916%, 01/19/18 (e) (n)	15,815
7,575	HSBC USA, Inc., 1.302%, 07/28/17 (e) (n)	7,563
25,000	Ontario Teachers’ Finance Trust, (Canada), 1.217%, 06/08/17 (e) (n)	24,995
	Private Export Funding Corp.,
34,000	VAR, 1.470%, 01/04/18 (e) (n)	34,060
37,850	VAR, 1.479%, 01/19/18 (e) (n)	37,919
13,000	VAR, 1.877%, 02/01/18 (e) (n)	13,024
60,000	Reckitt Benckiser Treasury Services plc, (United Kingdom), 1.369%, 08/30/17 (e) (n)	59,847
30,000	Standard Chartered Bank, (United Kingdom), 1.709%, 09/12/17 (e) (n)	29,897
28,600	Vodafone Group plc, (United Kingdom), 1.626%, 09/13/17 (e) (n)	28,482
	Westpac Banking Corp.,
4,000	1.368%, 09/29/17 (e) (n)	3,984
15,000	1.389%, 08/04/17 (e) (n)	14,974

	Total Commercial Paper (Cost $631,235)	631,774

	Repurchase Agreements — 4.1%
100,000	Citigroup Global Markets Holdings, Inc., 1.930%, dated 05/31/17, due 03/14/18, repurchase price $101,539, collateralized by Asset-Backed Securities, 0.000% - 10.304%, due 10/31/19 - 03/28/57 and Collateralized Mortgage Obligations, 5.474% - 6.574%, due 04/25/28 - 01/25/29, with the value of $109,234.	100,000
45,000	Credit Suisse Securities USA LLC, 1.670%, dated 05/31/17, due 07/27/17, repurchase price $45,119, collateralized by Corporate Bonds, 5.350% - 9.875%, due 09/15/20 - 01/15/67, with the value of $48,600.	45,000
100,000	Merrill Lynch PFS, Inc., 1.610%, dated 05/31/17, due 11/14/17, repurchase price $100,747, collateralized by Asset-Backed Securities, 1.248% - 1.673%, due 10/02/39 - 08/07/52, with the value of $110,000.	100,000
40,000	Morgan Stanley & Co. LLC, 1.800%, dated 05/31/17, due 10/02/17, repurchase price $40,248, collateralized by Common Stocks, with the value of $43,200.	40,000
69,700	Wells Fargo Securities LLC, 1.940%, dated 05/31/17, due 11/14/17, repurchase price $70,327, collateralized by Asset-Backed Securities, 1.164% - 5.609%, due 05/25/33 - 04/07/52 and Municipal Debt Securities, 5.000% - 5.250%, due 07/01/32 - 07/01/33, with the value of $77,409.	69,700

	Total Repurchase Agreements (Cost $354,700)	354,700

SHARES
	Investment Company — 3.1%
264,773	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.970% (b) (l) (Cost $264,823)	264,879

	Total Short-Term Investments (Cost $2,455,045)	2,457,131

	Total Investments — 100.5% (Cost $8,663,092)	8,667,874
	Liabilities in Excess of Other Assets — (0.5)%	(41,027)

	NET ASSETS — 100.0%	$8,626,847

Percentages indicated are based on net assets.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(n)	—	The rate shown is the effective yield as of May 31, 2017.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,338
Aggregate gross unrealized depreciation	(2,556)

Net unrealized appreciation/depreciation	$4,782

Federal income tax cost of investments	$8,663,092

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input by sector as presented on the Schedules of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$851,768	$—	$851,768
Certificates of Deposit	—	516,574	—	516,574
Corporate Bonds
Consumer Discretionary	—	229,568	—	229,568
Consumer Staples	—	95,477	—	95,477
Energy	—	125,959	—	125,959
Financials	—	3,476,118	—	3,476,118
Health Care	—	178,097	—	178,097
Industrials	—	53,024	—	53,024
Information Technology	—	142,377	—	142,377
Materials	—	6,196	—	6,196
Real Estate	—	57,925	—	57,925
Telecommunication Services	—	147,232	—	147,232
Utilities	—	81,564	—	81,564

Total Corporate Bonds	—	4,593,537	—	4,593,537

Supranational	—	32,282	—	32,282
U.S. Treasury Obligation	—	216,582	—	216,582
Short-Term Investments
Certificates of Deposit	—	1,205,778	—	1,205,778
Commercial Paper	—	631,774	—	631,774
Investment Company	264,879	—	—	264,879
Repurchase Agreements	—	354,700	—	354,700

Total Investments in Securities	$264,879	$8,402,995	$—	$8,667,874

There were no transfers between any levels during the period ended May 31, 2017.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 12.4%
1,640	ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1, VAR, 1.924%, 09/25/33	1,606
1,950	ACIS CLO Ltd., (Cayman Islands), Series 2017-7A, Class A1, VAR, 2.538%, 05/01/27 (e)	1,953
2,194	AIMCO CLO, (Cayman Islands), Series 2017-AA, Class A, VAR, 2.593%, 07/20/29 (e)	2,193
	American Airlines Pass-Through Trust,
2,861	Series 2013-1, Class A, 4.000%, 07/15/25	2,971
1,857	Series 2013-2, Class A, 4.950%, 01/15/23	1,985
4,830	Series 2016-1, Class AA, 3.575%, 01/15/28	4,909
852	Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Series 2003-12, Class M1, VAR, 2.149%, 01/25/34	840
194	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M2, VAR, 1.924%, 05/25/34	186
265	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE7, Class M2, VAR, 2.599%, 10/25/34	264
1,827	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 3.058%, 10/15/21 (e)	877
1,163	Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M2, VAR, 2.524%, 06/25/34	1,150
903	CHEC Loan Trust, Series 2004-1, Class A3, VAR, 2.024%, 07/25/34	881
3,889	CIFC Funding 2017-I Ltd., (Cayman Islands), Series 2017-1A, Class A, VAR, 2.243%, 04/23/29 (e)	3,891
5,859	CIFC Funding Ltd., (Cayman Islands), Series 2017-2A, Class A, VAR, 2.340%, 04/20/30 (e)	5,856
1,354	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)	1,361
	Continental Airlines Pass-Through Trust,
187	Series 2003-ERJ1, 7.875%, 07/02/18	191
111	Series 2009-2, Class A, 7.250%, 11/10/19	123
472	Series 2010-1, Class A, 4.750%, 01/12/21	499
	Countrywide Asset-Backed Certificates,
96	Series 2002-3, Class M1, VAR, 2.149%, 03/25/32	95
1,694	Series 2002-4, Class M1, VAR, 2.149%, 12/25/32	1,676
776	Series 2003-3, Class 3A, VAR, 1.564%, 11/25/33	732
142	Series 2004-2, Class M1, VAR, 1.774%, 05/25/34	140
1,112	Series 2004-3, Class M1, VAR, 1.774%, 06/25/34	1,051
1,164	Series 2004-ECC2, Class M2, VAR, 1.999%, 12/25/34	1,148
5,953	Series 2005-AB3, Class 1A1, VAR, 1.274%, 02/25/36	5,322
155	CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 1.849%, 03/25/34	151
324	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M2, VAR, 2.029%, 07/25/34	323
138	Delta Air Lines Pass-Through Trust, Series 2009-1, Class A, 7.750%, 12/17/19	152
	DT Auto Owner Trust,
4,229	Series 2015-1A, Class D, 4.260%, 02/15/22 (e)	4,307
5,142	Series 2016-1A, Class D, 4.660%, 12/15/22 (e)	5,251
341	Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.692%, 07/25/34	340
2,963	First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1, VAR, 1.744%, 08/25/34	2,883
2,487	Flagship Credit Auto Trust, Series 2014-2, Class C, 3.950%, 12/15/20 (e)	2,518
15,000	Flatiron CLO Ltd., (Cayman Islands), Series 2013-1A, Class A1R, VAR, 2.318%, 01/17/26 (e)	14,999
365	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	361
8,560	GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	7,809
4,719	GoldentTree Loan Management US CLO 1 Ltd., (Cayman Islands), Series 2017-1A, Class A, VAR, 2.404%, 04/20/29 (e)	4,738
4,229	Grippen Park CLO Ltd., (Cayman Islands), Series 2017-1A, Class A, VAR, 2.506%, 01/20/30 (e)	4,227

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
5,706	GSAMP Trust, Series 2006-HE3, Class A2C, VAR, 1.184%, 05/25/46	5,546
9,750	LCM XVI LP, (Cayman Islands), Series 16A, Class A, VAR, 2.658%, 07/15/26 (e)	9,753
9,282	LV Tower 52 Issuer, Series 2013-1, Class M, 7.750%, 02/15/23 (e)	8,901
3,474	Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	3,702
	Morgan Stanley ABS Capital I, Inc. Trust,
1,807	Series 2004-HE1, Class M1, VAR, 1.879%, 01/25/34	1,728
219	Series 2004-HE7, Class M2, VAR, 1.969%, 08/25/34	217
109	Series 2004-HE7, Class M3, VAR, 2.044%, 08/25/34	107
382	Series 2004-HE8, Class M2, VAR, 2.044%, 09/25/34	380
143	Series 2004-NC7, Class M3, VAR, 1.999%, 07/25/34	138
466	Series 2004-OP1, Class M2, VAR, 1.939%, 11/25/34	462
377	Series 2005-NC1, Class M3, VAR, 1.789%, 01/25/35	308
8,050	Neuberger Berman CLO XIV Ltd., (Cayman Islands), Series 2013-14A, Class AR, VAR, 2.422%, 01/28/30 (e)	8,050
3,581	Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class A, VAR, 2.329%, 04/19/30 (e)	3,579
	New Century Home Equity Loan Trust,
79	Series 2004-2, Class M2, VAR, 1.954%, 08/25/34	77
372	Series 2004-4, Class M2, VAR, 1.819%, 02/25/35	349
5,507	NRPL Trust, Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	5,512
3,166	Octagon Investment Partners 30 Ltd., (Cayman Islands), Series 2017-1A, Class A1, VAR, 2.355%, 03/17/30 (e)	3,190
	Ocwen Master Advance Receivables Trust,
869	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	863
6,495	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	6,501
	OneMain Financial Issuance Trust,
5,928	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	5,937
3,640	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	3,651
3,015	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	3,043
2,650	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	2,686
1,455	Oportun Funding III LLC, Series 2016-B, Class B, 5.160%, 07/08/21 (e)	1,483
43	Option One Mortgage Loan Trust, Series 2004-3, Class M3, VAR, 1.999%, 11/25/34	41
2,750	OZLM Funding IV Ltd., (Cayman Islands), Series 2013-4A, Class A1, VAR, 2.303%, 07/22/25 (e)	2,748
	Progress Residential Trust,
3,750	Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	3,752
603	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	622
3,679	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	3,856
6,050	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	6,071
6,172	Race Point VIII CLO Ltd., (Cayman Islands), Series 2013-8A, Class AR, VAR, 2.512%, 02/20/30 (e)	6,186
5,418	RASC Trust, Series 2005-EMX1, Class M1, VAR, 1.669%, 03/25/35	5,279
754	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.685%, 10/25/47 (e)	754
	Renaissance Home Equity Loan Trust,
528	Series 2003-3, Class M1, VAR, 1.754%, 12/25/33	515
134	Series 2004-1, Class M1, VAR, 1.894%, 05/25/34	129
1,124	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	1,150
2,575	Series 2005-2, Class AV3, VAR, 1.394%, 08/25/35	2,338
1,990	Series 2005-2, Class M1, SUB, 5.051%, 08/25/35	1,644
391	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	394
184	Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 1.174%, 09/25/36	179

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Asset-Backed Securities — continued
	6,500	Sound Point CLO IV Ltd., (Cayman Islands), Series 2013-3A, Class AR, VAR, 2.256%, 01/21/26 (e)	6,500
		Springleaf Funding Trust,
	4,192	Series 2015-AA, Class C, 5.040%, 11/15/24 (e)	4,232
	4,200	Series 2015-AA, Class D, 6.310%, 11/15/24 (e)	4,288
		Structured Asset Investment Loan Trust,
	1,133	Series 2004-1, Class M1, VAR, 1.999%, 02/25/34	1,096
	4,816	Series 2004-6, Class A3, VAR, 1.824%, 07/25/34	4,710
	834	Series 2004-7, Class M1, VAR, 2.074%, 08/25/34	760
	402	Series 2004-8, Class M2, VAR, 1.912%, 09/25/34	393
	119	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class M2, VAR, 1.654%, 05/25/35	99
	2,598	THL Credit Wind River CLO Ltd., (Cayman Islands), Series 2017-1A, Class A, VAR, 2.374%, 04/18/29 (e)	2,601
	4,802	TIAA CLO II Ltd., (Cayman Islands), Series 2017-1A, Class A, VAR, 2.490%, 04/20/29 (e)	4,821
	3,097	US Airways Pass-Through Trust, Series 2013-1, Class A, 3.950%, 11/15/25	3,198
	9,580	Venture XVII CLO Ltd., (Cayman Islands), Series 2014-17A, Class A, VAR, 2.638%, 07/15/26 (e)	9,581
	3,819	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	3,851
	3,163	VOLT XXII LLC, Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	3,163
	6,160	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, SUB, 3.875%, 09/25/45 (e)	6,187
	109	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2005-3, Class M2, VAR, 1.454%, 11/25/35	109
	1,127	Westgate Resorts LLC, Series 2015-1A, Class B, 3.500%, 05/20/27 (e)	1,132
	2,321	Westlake Automobile Receivables Trust, Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	2,328

		Total Asset-Backed Securities (Cost $258,770)	260,829

	Collateralized Mortgage Obligations — 6.3%
		Alternative Loan Trust,
	280	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	288
	422	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	414
	785	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	779
	1,997	Series 2005-21CB, Class A17, 6.000%, 06/25/35	1,984
	19	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	17
	2,370	American Home Mortgage Assets Trust, Series 2006-6, Class A1A, VAR, 1.214%, 12/25/46	1,863
	1,789	Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	1,793
GBP	1,100	Auburn Securities 4 plc, (United Kingdom), Series 4, Class B, Reg. S, VAR, 0.993%, 10/01/41	1,271
	245	Banc of America Alternative Loan Trust, Series 2006-2, Class 7A1, 6.000%, 03/25/21	233
	978	Banc of America Funding Trust, Series 2006-A, Class 1A1, VAR, 3.097%, 02/20/36	966
	490	Banc of America Mortgage Trust, Series 2004-A, Class 2A2, VAR, 3.591%, 02/25/34	485
EUR	2,241	Bankinter 3 FTH, (Spain), Series 3, Class A, Reg. S, VAR, 0.000%, 10/16/38	2,506
EUR	774	Berica 8 Residential Mbs SRL, (Italy), Series 8, Class A, Reg. S, VAR, 0.000%, 03/31/48	865
	14	Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35	15
	46	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 3A17, 5.500%, 06/25/35	46
	651	CSMC Mortgage-Backed Trust, Series 2007-2, Class 3A13, 5.500%, 03/25/37	597
		FHLMC REMIC,
	577	Series 2936, Class AS, IF, IO, 5.111%, 02/15/35	71
	500	Series 3174, Class SA, IF, IO, 6.711%, 04/15/36	102

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
5,659	Series 3716, Class PI, IO, 4.500%, 04/15/38	500
8,064	Series 3907, Class AI, IO, 5.000%, 05/15/40	898
6,489	Series 4010, Class NH, 2.500%, 12/15/41	6,547
7,398	Series 4018, Class HI, IO, 4.500%, 03/15/41	1,224
8,822	Series 4043, Class PI, IO, 2.500%, 05/15/27	704
2,030	Series 4056, Class BI, IO, 3.000%, 05/15/27	188
2,385	Series 4073, Class IQ, IO, 4.000%, 07/15/42	477
3,957	Series 4086, Class AI, IO, 3.500%, 07/15/27	401
7,321	Series 4091, Class CI, IO, 3.500%, 06/15/27	691
4,486	Series 4097, Class CI, IO, 3.000%, 08/15/27	411
22,730	Series 4119, Class LI, IO, 3.500%, 06/15/39	2,661
2,576	Series 4120, Class UI, IO, 3.000%, 10/15/27	252
1,445	Series 4136, Class IN, IO, 3.000%, 11/15/27	146
38,183	Series 4136, Class UI, IO, 2.500%, 11/15/27	3,132
3,295	Series 4146, Class AI, IO, 3.000%, 12/15/27	304
6,777	Series 4173, Class I, IO, 4.000%, 03/15/43	1,384
2,299	Series 4178, Class BI, IO, 3.000%, 03/15/33	301
1,456	Series 4216, Class MI, IO, 3.000%, 06/15/28	145
8,573	Series 4347, Class WF, VAR, 1.451%, 01/15/40	8,504
11,160	Series 4372, Class SY, IF, IO, 5.111%, 08/15/44	1,940
10,048	Series 4501, Class MB, 3.000%, 04/15/43	10,356
10,988	Series 4612, Class QI, IO, 3.500%, 05/15/44	1,663
20,016	FHLMC STRIPS, Series 304, Class C24, IO, 4.000%, 12/15/42	3,809
248	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	240
1,126	First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.500%, 10/25/35	1,091
	FNMA REMIC,
1,253	Series 2003-130, Class NS, IF, IO, 5.976%, 01/25/34	227
820	Series 2005-67, Class SI, IF, IO, 5.718%, 08/25/35	145
251	Series 2005-69, Class AS, IF, IO, 5.676%, 08/25/35	37
867	Series 2006-24, Class QS, IF, IO, 6.176%, 04/25/36	176
1,837	Series 2008-67, Class FG, VAR, 2.024%, 07/25/38	1,879
1,433	Series 2009-93, Class SD, IF, IO, 5.176%, 11/25/39	245
982	Series 2009-105, Class SE, IF, IO, 5.126%, 12/25/39	131
801	Series 2010-68, Class SJ, IF, IO, 5.526%, 07/25/40	148
3,078	Series 2010-102, Class IP, IO, 5.000%, 12/25/39	253
651	Series 2011-68, Class AI, IO, 4.500%, 12/25/20	25
2,882	Series 2012-25, Class AI, IO, 3.500%, 03/25/27	313
5,250	Series 2012-107, Class GI, IO, 3.500%, 09/25/27	552
7,176	Series 2012-107, Class IG, IO, 3.500%, 10/25/27	773
3,707	Series 2012-109, Class WI, IO, 2.500%, 10/25/27	318
11,217	Series 2012-118, Class DI, IO, 3.500%, 01/25/40	1,241
1,458	Series 2012-120, Class DI, IO, 3.000%, 03/25/31	144
9,956	Series 2012-128, Class KI, IO, 3.000%, 11/25/27	921
3,066	Series 2012-144, Class EI, IO, 3.000%, 01/25/28	283
6,744	Series 2012-145, Class EI, IO, 3.000%, 01/25/28	630
5,284	Series 2012-148, Class JI, IO, 3.500%, 12/25/39	629
4,617	Series 2012-149, Class MI, IO, 3.000%, 01/25/28	470
5,233	Series 2012-150, Class BI, IO, 3.000%, 01/25/28	489
10,246	Series 2013-5, Class BI, IO, 3.500%, 03/25/40	1,170

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Collateralized Mortgage Obligations — continued
	2,699	Series 2013-9, Class IO, IO, 3.000%, 02/25/28	251
	3,366	Series 2013-9, Class YI, IO, 3.500%, 02/25/28	352
	2,859	Series 2013-15, Class QI, IO, 3.000%, 03/25/28	272
	6,354	Series 2013-26, Class IJ, IO, 3.000%, 04/25/28	553
	13,625	Series 2013-31, Class YI, IO, 3.500%, 04/25/28	1,517
	2,550	Series 2013-87, Class IW, IO, 2.500%, 06/25/28	206
	920	Series 2013-123, Class DH, 3.000%, 05/25/43	936
	1,913	Series 2015-25, Class CI, IO, 3.500%, 05/25/30	244
	12,121	Series 2015-48, Class ST, IF, IO, 4.596%, 07/25/45	2,278
		FNMA STRIPS,
	10,943	Series 409, Class C19, IO, 4.000%, 04/25/42	2,319
	9,275	Series 409, Class C25, IO, 4.500%, 04/25/42	1,957
	810	GNMA, Series 2014-36, Class WY, 2.000%, 03/16/44	706
	986	GSR Mortgage Loan Trust, Series 2004-15F, Class 1A2, 5.500%, 12/25/34	1,062
		HarborView Mortgage Loan Trust,
	2,984	Series 2005-11, Class 2A1A, VAR, 1.314%, 08/19/45	2,870
	6,246	Series 2007-6, Class 2A1A, VAR, 1.194%, 08/19/37	5,616
	1,643	IndyMac INDX Mortgage Loan Trust, Series 2005-AR10, Class A1, VAR, 1.284%, 06/25/35	1,468
EUR	1,200	Intesa Sec SpA, (Italy), Series 3, Class B, Reg. S, VAR, 0.000%, 10/30/33	1,331
	764	JP Morgan Mortgage Trust, Series 2006-S2, Class 1A19, 6.000%, 07/25/36	676
	628	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	553
	3,223	MASTR Alternative Loan Trust, Series 2004-12, Class 3A1, 6.000%, 12/25/34	3,356
		Morgan Stanley Mortgage Loan Trust,
	704	Series 2004-4, Class 2A, VAR, 6.405%, 09/25/34	771
	183	Series 2004-9, Class 1A, VAR, 5.437%, 11/25/34	192
GBP	1,473	Paragon Mortgages No. 7 plc, (United Kingdom), Series 7X, Class A1B, Reg. S, VAR, 0.735%, 05/15/34	1,856
	70	RALI Trust, Series 2006-QS4, Class A2, 6.000%, 04/25/36	63
		Residential Asset Securitization Trust,
	3,572	Series 2005-A3, Class A2, 5.500%, 04/25/35	3,125
	413	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	389
	127	RFMSI Trust, Series 2007-S9, Class 2A1, 5.500%, 09/25/22	127
	843	Sequoia Mortgage Trust, Series 2003-8, Class A1, VAR, 1.650%, 01/20/34	807
	469	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-35, Class B1, VAR, 5.461%, 12/25/33	403
	1,593	Structured Asset Securities Corp. Trust, Series 2005-1, Class 7A7, 5.500%, 02/25/35	1,589
EUR	1,410	TDA CAM 4 FTA, (Spain), Series 4, Class A, Reg. S, VAR, 0.000%, 06/26/39	1,559
	212	WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S3, Class 3A2, 5.500%, 05/25/33	214
	37	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-3, Class 5A2, 5.500%, 03/25/21	35
		Wells Fargo Mortgage-Backed Securities Trust,
	3,491	Series 2004-M, Class A1, VAR, 3.009%, 08/25/34	3,570
	4,786	Series 2004-N, Class A6, VAR, 3.006%, 08/25/34	4,803
	5,430	Series 2004-N, Class A7, VAR, 3.006%, 08/25/34	5,451
	325	Series 2005-AR2, Class 2A2, VAR, 3.164%, 03/25/35	328
	2,115	Series 2005-AR4, Class 2A2, VAR, 3.312%, 04/25/35	2,121
	3,199	Series 2005-AR8, Class 1A1, VAR, 3.215%, 06/25/35	3,249

		Total Collateralized Mortgage Obligations (Cost $130,603)	132,638

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — 6.1%
	Banc of America Commercial Mortgage Trust,
2,007	Series 2006-1, Class C, VAR, 5.509%, 09/10/45	2,005
3,047	Series 2007-3, Class AJ, VAR, 5.481%, 06/10/49	3,059
3,100	Series 2007-4, Class AJ, VAR, 5.972%, 02/10/51	3,169
	Bear Stearns Commercial Mortgage Securities Trust,
347	Series 2006-PW13, Class AJ, VAR, 5.611%, 09/11/41	349
3,340	Series 2006-PW13, Class B, VAR, 5.660%, 09/11/41 (e)	3,359
2,354	Series 2006-PW14, Class AJ, 5.273%, 12/11/38	2,371
650	CD Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/48	349
5,918	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, VAR, 2.843%, 11/15/31 (e)	5,915
1,755	Chicago Skyscraper Trust, Series 2017-SKY, Class C, VAR, 2.239%, 02/15/30 (e)	1,759
5,735	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 09/15/48 (e)	4,638
	Commercial Mortgage Trust,
797	Series 2004-GG1, Class J, VAR, 5.450%, 06/10/36 (e)	177
3,990	Series 2014-CR15, Class D, VAR, 4.760%, 02/10/47 (e)	3,694
3,075	Series 2015-CR23, Class B, VAR, 4.183%, 05/10/48	3,124
9,605	Series 2015-CR24, Class A5, 3.696%, 08/10/48	10,076
6,655	Series 2015-CR24, Class D, VAR, 3.463%, 08/10/48	5,184
3,948	Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.416%, 02/15/40	3,944
2,890	DBJPM Mortgage Trust, Series 2016-C1, Class D, VAR, 3.505%, 05/10/49 (e)	2,343
	GS Mortgage Securities Trust,
3,060	Series 2007-GG10, Class AM, VAR, 5.768%, 08/10/45	3,064
5,380	Series 2016-GS2, Class D, 2.753%, 05/10/49 (e)	4,194
3,150	Series 2017-GS5, Class D, VAR, 3.509%, 03/10/50 (e)	2,747
	JP Morgan Chase Commercial Mortgage Securities Trust,
2,735	Series 2004-CBX, Class C, VAR, 5.066%, 01/12/37	2,850
2,544	Series 2005-LDP2, Class D, VAR, 4.941%, 07/15/42	2,553
496	Series 2006-LDP8, Class B, VAR, 5.520%, 05/15/45	496
	LB-UBS Commercial Mortgage Trust,
8,048	Series 2006-C6, Class AJ, VAR, 5.452%, 09/15/39	7,011
4,370	Series 2007-C6, Class AJ, VAR, 6.191%, 07/15/40	4,513
2,854	LMREC, Inc., Series 2016-CRE2, Class A, VAR, 2.710%, 11/24/31 (e)	2,871
2,035	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class D, 3.250%, 12/15/47 (e)	1,642
	Morgan Stanley Capital I Trust,
2,415	Series 2006-HQ8, Class D, VAR, 5.450%, 03/12/44	1,025
2,237	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	2,239
4,479	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	4,387
1,450	Series 2017-PRME, Class C, VAR, 2.639%, 02/15/34 (e)	1,469
	Wachovia Bank Commercial Mortgage Trust,
3,477	Series 2005-C21, Class F, VAR, 5.292%, 10/15/44 (e)	3,127
5,788	Series 2006-C29, Class AJ, VAR, 5.368%, 11/15/48	5,817
5,560	Series 2007-C33, Class AJ, VAR, 5.966%, 02/15/51	5,669
6,915	Series 2007-C33, Class C, VAR, 5.966%, 02/15/51	6,029
3,250	Series 2007-C34, Class AJ, VAR, 6.062%, 05/15/46	3,256
	Wells Fargo Commercial Mortgage Trust,
2,655	Series 2010-C1, Class C, VAR, 5.599%, 11/15/43 (e)	2,866
3,345	Series 2015-NXS2, Class A5, VAR, 3.767%, 07/15/58	3,531
2,783	Series 2016-BNK1, Class D, 3.000%, 08/15/49 (e)	2,244

	Total Commercial Mortgage-Backed Securities (Cost $132,455)	129,115

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Convertible Bonds — 4.5%
		Consumer Discretionary — 0.8%
		Internet & Direct Marketing Retail — 0.4%
	3,690	Ctrip.com International Ltd., (China), 1.000%, 07/01/20	4,255
	3,260	Shutterfly, Inc., 0.250%, 05/15/18	3,278

			7,533

		Media — 0.4%
	3,310	Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/23 (e)	3,629
	4,145	Live Nation Entertainment, Inc., 2.500%, 05/15/19	4,715

			8,344

		Total Consumer Discretionary	15,877

		Energy — 0.6%
		Energy Equipment & Services — 0.3%
	6,195	Nabors Industries, Inc., 0.750%, 01/15/24 (e)	5,080
	940	Newpark Resources, Inc., 4.000%, 10/01/17	944

			6,024

		Oil, Gas & Consumable Fuels — 0.3%
	3,705	Oasis Petroleum, Inc., 2.625%, 09/15/23	4,036
	2,995	SM Energy Co., 1.500%, 07/01/21	2,741

			6,777

		Total Energy	12,801

		Health Care — 0.1%
		Health Care Technology — 0.1%
	1,980	Medidata Solutions, Inc., 1.000%, 08/01/18	2,555

		Industrials — 0.5%
		Aerospace & Defense — 0.2%
	3,010	Aerojet Rocketdyne Holdings, Inc., 2.250%, 12/15/23 (e)	3,255

		Electrical Equipment — 0.2%
	5,073	General Cable Corp., SUB, 4.500%, 11/15/29	3,827

		Machinery — 0.1%
	1,525	Wabash National Corp., 3.375%, 05/01/18	2,678

		Total Industrials	9,760

		Information Technology — 2.5%
		Communications Equipment — 0.2%
		Finisar Corp.,
	3,068	0.500%, 12/15/33	3,313
	1,880	0.500%, 12/15/36 (e)	1,792

			5,105

		Internet Software & Services — 0.6%
	5,070	Envestnet, Inc., 1.750%, 12/15/19	4,848
	3,525	Web.com Group, Inc., 1.000%, 08/15/18	3,481
	3,090	Zillow Group, Inc., 2.000%, 12/01/21 (e)	3,422

			11,751

		IT Services — 0.2%
	3,420	Square, Inc., 0.375%, 03/01/22 (e)	4,104

		Semiconductors & Semiconductor Equipment — 1.1%
	3,435	Cypress Semiconductor Corp., 4.500%, 01/15/22 (e)	4,223
	2,350	Intel Corp., 3.479%, 12/15/35	3,203
	1,550	MagnaChip Semiconductor SA, (South Korea), 5.000%, 03/01/21 (e)	1,930
	3,820	NXP Semiconductors NV, (Netherlands), 1.000%, 12/01/19	4,567
	4,040	ON Semiconductor Corp., 1.000%, 12/01/20	4,376
	3,395	Teradyne, Inc., 1.250%, 12/15/23 (e)	4,301

			22,600

		Software — 0.4%
	3,980	Nuance Communications, Inc., 1.500%, 11/01/35	4,219
	2,950	Red Hat, Inc., 0.250%, 10/01/19	3,925
	1,050	Synchronoss Technologies, Inc., 0.750%, 08/15/19	872

			9,016

		Total Information Technology	52,576

		Total Convertible Bonds (Cost $91,480)	93,569

	Corporate Bonds — 41.5%
		Consumer Discretionary — 7.1%
		Auto Components — 0.8%
		Adient Global Holdings Ltd.,
	2,600	4.875%, 08/15/26 (e)	2,609
EUR	1,000	Reg. S, 3.500%, 08/15/24	1,158
		American Axle & Manufacturing, Inc.,
	1,500	6.250%, 03/15/21	1,546
	587	6.250%, 04/01/25 (e)	581
	160	6.500%, 04/01/27 (e)	158
	650	6.625%, 10/15/22	671
	120	Dana Financing Luxembourg SARL, 6.500%, 06/01/26 (e)	129

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Auto Components — continued
	2,500	Dana, Inc., 5.500%, 12/15/24	2,600
EUR	850	Faurecia, (France), Reg. S, 3.625%, 06/15/23	1,010
EUR	1,351	Gestamp Funding Luxembourg SA, (Spain), 3.500%, 05/15/23 (e)	1,588
	104	Goodyear Tire & Rubber Co. (The), 4.875%, 03/15/27	104
	755	Icahn Enterprises LP, 5.875%, 02/01/22	773
EUR	500	LKQ Italia Bondco SpA, Reg. S, 3.875%, 04/01/24	605
	1,610	TI Group Automotive Systems LLC, (United Kingdom), 8.750%, 07/15/23 (e)	1,711
EUR	800	ZF North America Capital, Inc., (Germany), Reg. S, 2.750%, 04/27/23	971

			16,214

		Automobiles — 0.5%
		Fiat Chrysler Automobiles NV, (United Kingdom),
	2,250	5.250%, 04/15/23	2,267
EUR	1,000	Reg. S, 3.750%, 03/29/24	1,165
	3,600	Ford Motor Co., 4.750%, 01/15/43	3,386
GBP	811	Jaguar Land Rover Automotive plc, (United Kingdom), Reg. S, 3.875%, 03/01/23	1,097
EUR	500	Peugeot SA, (France), Reg. S, 2.375%, 04/14/23	586
EUR	1,000	Volvo Car AB, (Sweden), Reg. S, 3.250%, 05/18/21	1,216

			9,717

		Distributors — 0.1%
EUR	850	Alliance Automotive Finance plc, (United Kingdom), Reg. S, 6.250%, 12/01/21	1,007

		Diversified Consumer Services — 0.0% (g)
	684	Service Corp. International, 5.375%, 05/15/24	721

		Hotels, Restaurants & Leisure — 1.6%
	2,000	1011778 BC ULC, (Canada), 6.000%, 04/01/22 (e)	2,082
	1,299	Boyd Gaming Corp., 6.875%, 05/15/23	1,406
		Caesars Entertainment Operating Co., Inc.,
	2,567	8.500%, 02/15/20 (d)	3,132
	1,308	9.125%, 02/15/20 (d)	1,599
EUR	800	Cirsa Funding Luxembourg SA, (Spain), Reg. S, 5.875%, 05/15/23	951
	165	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	161
	1,005	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	1,027
		International Game Technology plc,
	2,000	6.250%, 02/15/22 (e)	2,163
EUR	1,000	Reg. S, 4.750%, 02/15/23	1,230
	1,030	Interval Acquisition Corp., 5.625%, 04/15/23	1,069
	1,850	Jack Ohio Finance LLC, 6.750%, 11/15/21 (e)	1,917
	139	Landry’s, Inc., 6.750%, 10/15/24 (e)	143
	500	LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)	534
	1,975	McDonald’s Corp., 4.600%, 05/26/45	2,094
		MGM Resorts International,
	35	4.625%, 09/01/26	35
	2,900	6.000%, 03/15/23	3,184
	3,165	7.750%, 03/15/22	3,711
GBP	700	Pizzaexpress Financing 2 plc, (United Kingdom), Reg. S, 6.625%, 08/01/21	928
EUR	575	PortAventura Entertainment Barcelona BV, (Spain), Reg. S, 7.250%, 12/01/20	669
	890	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	933
		Scientific Games International, Inc.,
	1,280	7.000%, 01/01/22 (e)	1,366
	185	10.000%, 12/01/22	202
	475	Seminole Hard Rock Entertainment, Inc., 5.875%, 05/15/21 (e)	482
	288	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	306
	2,700	Wynn Las Vegas LLC, 5.500%, 03/01/25 (e)	2,855

			34,179

		Household Durables — 0.2%
	102	American Greetings Corp., 7.875%, 02/15/25 (e)	109
	240	CalAtlantic Group, Inc., 8.375%, 01/15/21	283
		Lennar Corp.,
	156	4.500%, 06/15/19	161
	565	6.950%, 06/01/18	592
	154	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	158
	111	New Home Co., Inc. (The), 7.250%, 04/01/22 (e)	115

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Household Durables — continued
	267	Radio Systems Corp., 8.375%, 11/01/19 (e)	278
		Tempur Sealy International, Inc.,
	1,050	5.500%, 06/15/26	1,054
	1,500	5.625%, 10/15/23	1,545
	106	Toll Brothers Finance Corp., 4.875%, 11/15/25	110

			4,405

		Internet & Direct Marketing Retail — 0.0% (g)
EUR	800	eDreams ODIGEO SA, (Spain), 8.500%, 08/01/21 (e)	984

		Leisure Products — 0.1%
	1,965	Vista Outdoor, Inc., 5.875%, 10/01/23	1,987

		Media — 3.5%
	3,200	21st Century Fox America, Inc., 4.950%, 10/15/45	3,379
	1,579	Altice Financing SA, (Luxembourg), 6.625%, 02/15/23 (e)	1,680
		Altice Luxembourg SA, (Luxembourg),
	200	7.625%, 02/15/25 (e)	218
	3,255	7.750%, 05/15/22 (e)	3,459
EUR	600	Reg. S, 6.250%, 02/15/25	742
		Altice US Finance I Corp.,
	200	5.375%, 07/15/23 (e)	209
	207	5.500%, 05/15/26 (e)	217
	2,230	AMC Entertainment Holdings, Inc., 5.750%, 06/15/25	2,315
	208	Cablevision Systems Corp., 8.000%, 04/15/20	233
	6,885	Charter Communications Operating LLC, 4.908%, 07/23/25	7,452
		Clear Channel Worldwide Holdings, Inc.,
	10,000	Series B, 6.500%, 11/15/22	10,300
	2,500	Series B, 7.625%, 03/15/20	2,513
		CSC Holdings LLC,
	210	5.500%, 04/15/27 (e)	220
	282	6.750%, 11/15/21	312
	185	8.625%, 02/15/19	203
	1,195	10.125%, 01/15/23 (e)	1,391
	536	10.875%, 10/15/25 (e)	653
		DISH DBS Corp.,
	3,983	5.000%, 03/15/23	4,094
	2,850	5.875%, 07/15/22	3,042
	2,768	5.875%, 11/15/24	2,948
	557	6.750%, 06/01/21	616
	320	7.750%, 07/01/26	376
	150	Mediacom Broadband LLC, 6.375%, 04/01/23	157
	365	Nexstar Broadcasting, Inc., 6.125%, 02/15/22 (e)	384
	100	Outfront Media Capital LLC, 5.625%, 02/15/24	105
	4,190	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	4,441
	1,340	Regal Entertainment Group, 5.750%, 06/15/23	1,397
EUR	650	SES SA, (Luxembourg), Reg. S, VAR, 4.625%, 01/02/22 (x) (y)	774
		Sinclair Television Group, Inc.,
	361	5.375%, 04/01/21	371
	1,989	6.125%, 10/01/22	2,076
		Sirius XM Radio, Inc.,
	345	4.625%, 05/15/23 (e)	351
	5,245	6.000%, 07/15/24 (e)	5,566
	895	TEGNA, Inc., 6.375%, 10/15/23	948
EUR	1,600	Unitymedia Hessen GmbH & Co. KG, (Germany), Reg. S, 4.000%, 01/15/25	1,901
EUR	1,150	UPC Holding BV, (Netherlands), Reg. S, 6.375%, 09/15/22	1,354
	2,375	UPCB Finance IV Ltd., (Netherlands), 5.375%, 01/15/25 (e)	2,465
	2,690	Viacom, Inc., 3.450%, 10/04/26	2,600
	1,037	WMG Acquisition Corp., 5.625%, 04/15/22 (e)	1,078
EUR	1,000	Ziggo Bond Finance BV, (Netherlands), Reg. S, 4.625%, 01/15/25	1,196

			73,736

		Multiline Retail — 0.0% (g)
	2,015	Neiman Marcus Group Ltd. LLC, 9.500%, (PIK), 10/15/21 (e) (v)	977

		Specialty Retail — 0.3%
		Claire’s Stores, Inc.,
	500	6.125%, 03/15/20 (e)	212
	1,795	9.000%, 03/15/19 (e)	871
EUR	800	Dufry Finance SCA, (Switzerland), Reg. S, 4.500%, 08/01/23	961
	3,526	PetSmart, Inc., 7.125%, 03/15/23 (e)	3,288
	51	Sonic Automotive, Inc., 6.125%, 03/15/27 (e)	51

			5,383

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Textiles, Apparel & Luxury Goods — 0.0% (g)
EUR	428	SMCP Group SAS, (China), Reg. S, 5.875%, 05/01/23	523

		Total Consumer Discretionary	149,833

		Consumer Staples — 2.4%
		Beverages — 0.4%
		Anheuser-Busch InBev Finance, Inc., (Belgium),
	4,245	3.650%, 02/01/26	4,366
	3,640	4.900%, 02/01/46	4,035
	189	Cott Holdings, Inc., (Canada), 5.500%, 04/01/25 (e)	194

			8,595

		Food & Staples Retailing — 0.6%
	1,335	Albertsons Cos. LLC, 6.625%, 06/15/24 (e)	1,382
GBP	700	Iceland Bondco plc, (United Kingdom), Reg. S, 6.750%, 07/15/24	981
		Kroger Co. (The),
	2,620	2.650%, 10/15/26	2,468
	2,770	4.450%, 02/01/47	2,764
	265	New Albertsons, Inc., 7.450%, 08/01/29	255
	2,500	Rite Aid Corp., 6.125%, 04/01/23 (e)	2,483
		SUPERVALU, Inc.,
	190	6.750%, 06/01/21	194
	470	7.750%, 11/15/22	483
GBP	800	Tesco plc, (United Kingdom), 5.000%, 03/24/23	1,147

			12,157

		Food Products — 0.9%
GBP	500	Boparan Finance plc, (United Kingdom), Reg. S, 5.250%, 07/15/19	649
	1,820	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	1,820
	4,465	Danone SA, (France), 2.589%, 11/02/23 (e)	4,380
	244	Dole Food Co., Inc., 7.250%, 06/15/25 (e)	253
	1,000	FAGE International SA, (Luxembourg), 5.625%, 08/15/26 (e)	1,020
		JBS USA LUX SA, (Brazil),
	386	5.750%, 06/15/25 (e)	371
	457	7.250%, 06/01/21 (e)	458
	3,855	Kraft Heinz Foods Co., 4.375%, 06/01/46	3,684
	3,675	Mondelez International Holdings Netherlands BV, 2.000%, 10/28/21 (e)	3,587
	211	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	216
	1,885	TreeHouse Foods, Inc., 6.000%, 02/15/24 (e)	2,012

			18,450

		Household Products — 0.0% (g)
	271	Kronos Acquisition Holdings, Inc., (Canada), 9.000%, 08/15/23 (e)	267

		Personal Products — 0.0% (g)
	425	Revlon Consumer Products Corp., 6.250%, 08/01/24	377

		Tobacco — 0.5%
		Altria Group, Inc.,
	6,000	2.850%, 08/09/22	6,108
	1,545	3.875%, 09/16/46	1,476
	3,805	Reynolds American, Inc., 4.450%, 06/12/25	4,097

			11,681

		Total Consumer Staples	51,527

		Energy — 3.4%
		Energy Equipment & Services — 0.1%
	400	CSI Compressco LP, 7.250%, 08/15/22	384
	500	Parker Drilling Co., 7.500%, 08/01/20	463
EUR	800	Saipem Finance International BV, (Italy), Reg. S, 3.750%, 09/08/23	939
	683	Sea Trucks Group Ltd., (Nigeria), Reg. S, 9.000%, 03/26/18 (e) (d)	171
	159	Shelf Drilling Holdings Ltd., (United Arab Emirates), 9.500%, 11/02/20 (e)	159
	433	Transocean, Inc., 9.000%, 07/15/23 (e)	453

			2,569

		Oil, Gas & Consumable Fuels — 3.3%
	1,134	Antero Resources Corp., 5.125%, 12/01/22	1,147
	3,494	Boardwalk Pipelines LP, 5.950%, 06/01/26	3,962
	1,065	Buckeye Partners LP, 3.950%, 12/01/26	1,074
	281	California Resources Corp., 8.000%, 12/15/22 (e)	210
	885	Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	905
	2,030	Cenovus Energy, Inc., (Canada), 6.750%, 11/15/39	2,266
	1,400	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	1,514

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Oil, Gas & Consumable Fuels — continued
	10	Cloud Peak Energy Resources LLC, 12.000%, 11/01/21	11
	1,195	Concho Resources, Inc., 5.500%, 04/01/23	1,235
	140	CONSOL Energy, Inc., 5.875%, 04/15/22	138
	2,070	Continental Resources, Inc., 4.500%, 04/15/23	2,029
	4,835	Encana Corp., (Canada), 6.500%, 08/15/34	5,543
	3,070	Enterprise Products Operating LLC, 3.950%, 02/15/27	3,210
		EP Energy LLC,
	665	8.000%, 02/15/25 (e)	568
	2,432	9.375%, 05/01/20	2,195
	1,675	Halcon Resources Corp., 6.750%, 02/15/25 (e)	1,562
	2,775	Hess Corp., 5.800%, 04/01/47	2,966
		MEG Energy Corp., (Canada),
	3,000	6.375%, 01/30/23 (e)	2,573
	209	6.500%, 01/15/25 (e)	204
		MPLX LP,
	850	5.200%, 03/01/47	880
	1,550	5.500%, 02/15/23	1,601
	2,085	Noble Energy, Inc., 5.250%, 11/15/43	2,169
		Oasis Petroleum, Inc.,
	100	6.875%, 03/15/22	101
	3,000	6.875%, 01/15/23	3,015
	1,165	Phillips 66 Partners LP, 4.900%, 10/01/46	1,146
	397	QEP Resources, Inc., 5.250%, 05/01/23	385
		Range Resources Corp.,
	1,205	5.000%, 08/15/22 (e)	1,184
	610	5.000%, 03/15/23 (e)	595
	1,830	Regency Energy Partners LP, 5.500%, 04/15/23	1,901
EUR	2,600	Repsol International Finance BV, (Spain), Reg. S, VAR, 4.500%, 03/25/75	2,993
	1,492	SM Energy Co., 6.500%, 11/15/21	1,507
	1,985	Spectra Energy Partners LP, 3.375%, 10/15/26	1,951
	1,585	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45	1,606
	2,000	Tesoro Logistics LP, 6.125%, 10/15/21	2,093
EUR	3,650	TOTAL SA, (France), Reg. S, VAR, 3.875%, 05/18/22 (x) (y)	4,414
	865	Transcanada Trust, (Canada), VAR, 5.625%, 05/20/75	906
	1,725	Western Gas Partners LP, 5.450%, 04/01/44	1,802
		Whiting Petroleum Corp.,
	355	5.000%, 03/15/19	354
	2,725	5.750%, 03/15/21	2,677
	1,654	WPX Energy, Inc., 7.500%, 08/01/20	1,745

			68,337

		Total Energy	70,906

		Financials — 11.4%
		Banks — 3.9%
		Bank of America Corp.,
	3,760	3.248%, 10/21/27	3,643
	1,000	4.250%, 10/22/26	1,034
	3,645	5.650%, 05/01/18	3,772
	5,175	VAR, 3.824%, 01/20/28	5,268
	3,460	Series AA, VAR, 6.100%, 03/17/25 (x) (y)	3,715
	2,465	Series K, VAR, 8.000%, 01/30/18 (x) (y)	2,545
	430	CIT Group, Inc., 5.000%, 08/15/22	465
		Citigroup, Inc.,
	4,375	1.700%, 04/27/18	4,373
	3,660	3.200%, 10/21/26	3,557
	3,690	3.700%, 01/12/26	3,753
	3,355	4.300%, 11/20/26	3,467
	200	VAR, 5.950%, 01/30/23 (x) (y)	210
	3,421	Series O, VAR, 5.875%, 03/27/20 (x) (y)	3,567
EUR	1,700	Commerzbank AG, (Germany), 7.750%, 03/16/21	2,354
GBP	1,700	Credit Agricole SA, (France), Reg. S, VAR, 8.125%, 10/26/19 (x) (y)	2,477
		ING Groep NV, (Netherlands),
	3,225	3.950%, 03/29/27	3,337
EUR	3,800	VAR, 3.000%, 04/11/28	4,614
EUR	4,549	Intesa Sanpaolo SpA, (Italy), Reg. S, 6.625%, 09/13/23	6,216
		Lloyds Banking Group plc, (United Kingdom),
	2,500	4.650%, 03/24/26	2,625
EUR	2,800	Reg. S, VAR, 6.375%, 06/27/20 (x) (y)	3,373
	1,440	Macquarie Bank Ltd., (Australia), VAR, 6.125%, 03/08/27 (e) (x) (y)	1,465
	2,160	Royal Bank of Scotland Group plc, (United Kingdom), 6.125%, 12/15/22	2,366

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Banks — continued
	1,504	Societe Generale SA, (France), VAR, 8.000%, 09/29/25 (e) (x) (y)	1,707
	2,785	Toronto-Dominion Bank (The), (Canada), VAR, 3.625%, 09/15/31	2,748
		Wells Fargo & Co.,
	5,505	2.500%, 03/04/21	5,545
	3,115	3.000%, 04/22/26	3,043

			81,239

		Capital Markets — 3.2%
	6,000	A10 Revolving Asset Financing LLC, VAR, 5.631%, 01/09/20	6,000
EUR	1,020	Credit Suisse AG, (Switzerland), Reg. S, VAR, 5.750%, 09/18/25	1,296
		Credit Suisse Group AG, (Switzerland),
	3,330	4.282%, 01/09/28 (e)	3,433
	2,600	VAR, 7.500%, 12/11/23 (e) (x) (y)	2,906
		Goldman Sachs Group, Inc. (The),
	5,600	2.625%, 04/25/21	5,626
	6,070	3.850%, 07/08/24	6,318
	3,500	4.250%, 10/21/25	3,630
GBP	2,150	Reg. S, 4.250%, 01/29/26	3,160
	2,645	Series M, VAR, 5.375%, 05/10/20 (x) (y)	2,738
	62	LPL Holdings, Inc., 5.750%, 09/15/25 (e)	64
		Morgan Stanley,
	5,380	2.625%, 11/17/21	5,393
	5,875	3.125%, 07/27/26	5,715
	1,750	4.375%, 01/22/47	1,804
	2,020	Series J, VAR, 5.550%, 07/15/20 (x) (y)	2,113
		UBS AG, (Switzerland),
	3,815	Reg. S, 5.125%, 05/15/24	4,025
	8,484	Reg. S, VAR, 4.750%, 05/22/23	8,668
	2,682	UBS Group AG, (Switzerland), Reg. S, VAR, 7.125%, 02/19/20 (x) (y)	2,850
EUR	1,085	Volvo Treasury AB, (Sweden), Reg. S, VAR, 4.200%, 06/10/75	1,295

			67,034

		Consumer Finance — 1.6%
		AerCap Ireland Capital DAC, (Netherlands),
	7,235	4.625%, 10/30/20	7,700
	937	4.625%, 07/01/22	1,004
		Ally Financial, Inc.,
	575	4.125%, 02/13/22	590
	2,315	4.250%, 04/15/21	2,386
	1,057	4.625%, 05/19/22	1,087
	200	8.000%, 11/01/31	241
	2,260	Capital One Financial Corp., 3.750%, 07/28/26	2,219
	3,000	Ford Motor Credit Co. LLC, 4.389%, 01/08/26	3,072
		General Motors Financial Co., Inc.,
	3,795	3.250%, 05/15/18	3,845
	6,870	4.000%, 10/06/26	6,785
	1,300	4.350%, 01/17/27	1,314
	1,625	ILFC E-Capital Trust II, VAR, 4.910%, 12/21/65 (e)	1,568
EUR	800	Lincoln Finance Ltd., (Netherlands), Reg. S, 6.875%, 04/15/21	965
	1,345	Synchrony Financial, 3.700%, 08/04/26	1,298

			34,074

		Diversified Financial Services — 0.9%
	641	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	641
	415	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	361
	7,675	EDP Finance BV, (Portugal), 5.250%, 01/14/21 (e)	8,249
EUR	500	ProGroup AG, (Germany), Reg. S, 5.125%, 05/01/22	595
	5,630	Shell International Finance BV, (Netherlands), 4.125%, 05/11/35	5,836
	3,385	Siemens Financieringsmaatschappij NV, (Germany), 2.350%, 10/15/26 (e)	3,210
EUR	900	Worldpay Finance plc, (United Kingdom), Reg. S, 3.750%, 11/15/22	1,104

			19,996

		Insurance — 0.9%
		American International Group, Inc.,
	2,626	4.125%, 02/15/24	2,776
	2,374	4.875%, 06/01/22	2,611
	298	CNO Financial Group, Inc., 5.250%, 05/30/25	312
	480	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	508
	4,320	MetLife, Inc., 6.400%, 12/15/36	4,929
		Prudential Financial, Inc.,
	2,500	4.600%, 05/15/44	2,699
	5,495	VAR, 5.875%, 09/15/42	6,093

			19,928

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Thrifts & Mortgage Finance — 0.9%
	17,850	BPCE SA, (France), VAR, 1.766%, 06/23/17	17,855
	232	Ladder Capital Finance Holdings LLLP, 5.250%, 03/15/22 (e)	238

			18,093

		Total Financials	240,364

		Health Care — 3.3%
		Biotechnology — 0.1%
	1,775	Gilead Sciences, Inc., 4.150%, 03/01/47	1,712

		Health Care Equipment & Supplies — 0.6%
EUR	1,000	Auris Luxembourg II SA, (Luxembourg), Reg. S, 8.000%, 01/15/23	1,207
	2,665	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	2,812
	2,065	Kinetic Concepts, Inc., 7.875%, 02/15/21 (e)	2,199
		Liberty Property LP,
	2,810	3.375%, 06/15/23	2,840
	2,755	4.400%, 02/15/24	2,928
	270	Mallinckrodt International Finance SA, 5.500%, 04/15/25 (e)	248

			12,234

		Health Care Providers & Services — 1.5%
	600	Acadia Healthcare Co., Inc., 6.500%, 03/01/24	641
	2,000	Air Medical Group Holdings, Inc., 6.375%, 05/15/23 (e)	1,910
	295	Centene Corp., 4.750%, 01/15/25	305
	675	Envision Healthcare Corp., 5.625%, 07/15/22	704
		HCA, Inc.,
	5,660	5.375%, 02/01/25	5,950
	1,500	5.875%, 05/01/23	1,638
	640	5.875%, 02/15/26	695
	5,207	7.500%, 02/15/22	6,001
		HealthSouth Corp.,
	1,350	5.750%, 11/01/24	1,394
	1,000	5.750%, 09/15/25	1,040
	426	IASIS Healthcare LLC, 8.375%, 05/15/19	431
	1,500	Kindred Healthcare, Inc., 8.750%, 01/15/23	1,568
EUR	800	Synlab Bondco plc, (United Kingdom), Reg. S, 6.250%, 07/01/22	976
	448	Team Health Holdings, Inc., 6.375%, 02/01/25 (e)	435
		Tenet Healthcare Corp.,
	340	4.375%, 10/01/21	349
	1,000	4.500%, 04/01/21	1,026
	110	6.000%, 10/01/20	118
	3,500	6.750%, 06/15/23	3,483
	75	7.500%, 01/01/22 (e)	82
	2,000	8.000%, 08/01/20	2,035
	75	8.125%, 04/01/22	79
	175	VAR, 4.631%, 06/15/20	176

			31,036

		Health Care Technology — 0.0% (g)
EUR	750	Quintiles IMS, Inc., Reg. S, 3.500%, 10/15/24	881

		Life Sciences Tools & Services — 0.1%
	2,170	Thermo Fisher Scientific, Inc., 2.950%, 09/19/26	2,120

		Pharmaceuticals — 1.0%
	1,935	Allergan Funding SCS, 4.850%, 06/15/44	2,052
	35	Capsugel SA, 7.000%, 05/15/19 (e)	35
	325	Endo Dac, 6.000%, 07/15/23 (e)	299
	1,845	inVentiv Group Holdings, Inc., 7.500%, 10/01/24 (e)	2,009
	3,095	Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/21	3,074
	3,583	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 3.150%, 10/01/26	3,370
		Valeant Pharmaceuticals International, Inc.,
	4,000	5.875%, 05/15/23 (e)	3,258
	850	6.375%, 10/15/20 (e)	796
	970	6.750%, 08/15/21 (e)	873
	5,000	7.500%, 07/15/21 (e)	4,631

			20,397

		Total Health Care	68,380

		Industrials — 2.7%
		Aerospace & Defense — 0.4%
	755	Arconic, Inc., 5.900%, 02/01/27	823
	716	Bombardier, Inc., (Canada), 8.750%, 12/01/21 (e)	794
	1,920	KLX, Inc., 5.875%, 12/01/22 (e)	2,023
EUR	500	Leonardo SpA, (Italy), 4.875%, 03/24/25	683

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Aerospace & Defense — continued
	2,250	Rockwell Collins, Inc., 3.500%, 03/15/27	2,295
	777	TransDigm, Inc., 6.500%, 07/15/24	808
	1,370	Triumph Group, Inc., 4.875%, 04/01/21	1,364

			8,790

		Air Freight & Logistics — 0.1%
	1,775	XPO Logistics, Inc., 6.500%, 06/15/22 (e)	1,884

		Airlines — 0.2%
	4,165	Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.000%, 10/29/24	4,347

		Building Products — 0.2%
	1,634	James Hardie International Finance Ltd., (Ireland), 5.875%, 02/15/23 (e)	1,720
	1,173	Masco Corp., 4.375%, 04/01/26	1,251
	1,250	RSI Home Products, Inc., 6.500%, 03/15/23 (e)	1,319

			4,290

		Commercial Services & Supplies — 0.4%
	785	ADT Corp. (The), 4.125%, 06/15/23	783
	2,300	Clean Harbors, Inc., 5.125%, 06/01/21	2,355
	255	ILFC E-Capital Trust I, VAR, 4.660%, 12/21/65 (e)	245
	2,000	Nielsen Finance LLC, 5.000%, 04/15/22 (e)	2,057
	910	Prime Security Services Borrower LLC, 9.250%, 05/15/23 (e)	995
EUR	500	SPIE SA, (France), Reg. S, 3.125%, 03/22/24	584
EUR	963	Verisure Holding AB, (Sweden), Reg. S, 6.000%, 11/01/22	1,179

			8,198

		Construction & Engineering — 0.1%
		AECOM,
	380	5.750%, 10/15/22	399
	240	5.875%, 10/15/24	258
	305	MasTec, Inc., 4.875%, 03/15/23	307

			964

		Electrical Equipment — 0.1%
	950	General Cable Corp., 5.750%, 10/01/22	936
EUR	550	NEW Areva Holding SA, (France), 4.375%, 11/06/19	647
	750	Sensata Technologies BV, 4.875%, 10/15/23 (e)	763

			2,346

		Industrial Conglomerates — 0.1%
	1,710	Roper Technologies, Inc., 3.800%, 12/15/26	1,764

		Machinery — 0.2%
	1,000	Bluewater Holding BV, (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	865
	235	Navistar International Corp., 8.250%, 11/01/21	238
	1,680	SPX FLOW, Inc., 5.625%, 08/15/24 (e)	1,722
	114	Tennant Co., 5.625%, 05/01/25 (e)	119
	1,220	Welbilt, Inc., 9.500%, 02/15/24	1,415
	530	Xylem, Inc., 4.375%, 11/01/46	543

			4,902

		Professional Services — 0.0% (g)
	200	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	203

		Road & Rail — 0.5%
	2,440	Avis Budget Car Rental LLC, 5.500%, 04/01/23	2,391
EUR	900	Europcar Groupe SA, (France), Reg. S, 5.750%, 06/15/22	1,066
	1,429	Herc Rentals, Inc., 7.750%, 06/01/24 (e)	1,526
		Hertz Corp. (The),
	2,550	6.250%, 10/15/22	2,177
	3,000	7.375%, 01/15/21	2,828

			9,988

		Trading Companies & Distributors — 0.4%
	2,000	H&E Equipment Services, Inc., 7.000%, 09/01/22	2,091
	2,000	HD Supply, Inc., 5.750%, 04/15/24 (e)	2,133
EUR	600	Rexel SA, (France), Reg. S, 3.500%, 06/15/23	711
		United Rentals North America, Inc.,
	1,560	6.125%, 06/15/23	1,647
	1,788	7.625%, 04/15/22	1,866

			8,448

		Total Industrials	56,124

		Information Technology — 2.9%
		Communications Equipment — 0.5%
		Avaya, Inc.,
	320	7.000%, 04/01/19 (e) (d)	261
	79	10.500%, 03/01/21 (e) (d)	10
	2,265	CommScope Technologies LLC, 6.000%, 06/15/25 (e)	2,407
	286	Goodman Networks, Inc., 12.225%, 07/01/18 (d)	106

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Communications Equipment — continued
	5,105	Harris Corp., 4.854%, 04/27/35	5,572
	1,240	Riverbed Technology, Inc., 8.875%, 03/01/23 (e)	1,243

			9,599

		Electronic Equipment, Instruments & Components — 0.1%
	2,000	Anixter, Inc., 5.500%, 03/01/23	2,125
	800	Belden, Inc., 5.500%, 09/01/22 (e)	824

			2,949

		Internet Software & Services — 0.2%
	1,595	Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	1,703
		Zayo Group LLC,
	2,795	6.000%, 04/01/23	2,956
	125	6.375%, 05/15/25	134

			4,793

		IT Services — 0.3%
	500	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	506
	6,440	First Data Corp., 5.750%, 01/15/24 (e)	6,811

			7,317

		Semiconductors & Semiconductor Equipment — 0.6%
	3,100	Amkor Technology, Inc., 6.625%, 06/01/21	3,158
		Analog Devices, Inc.,
	1,450	3.500%, 12/05/26	1,468
	380	4.500%, 12/05/36	386
	830	Intel Corp., 4.900%, 07/29/45	953
		Micron Technology, Inc.,
	447	5.250%, 08/01/23 (e)	459
	1,460	5.250%, 01/15/24 (e)	1,504
	890	7.500%, 09/15/23	994
	2,495	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26 (e)	2,720

			11,642

		Software — 0.6%
	107	CURO Financial Technologies Corp., 12.000%, 03/01/22 (e)	112
	1,250	Infor Software Parent LLC, 7.130%, (cash), 05/01/21 (e) (v)	1,291
	1,900	Infor US, Inc., 6.500%, 05/15/22	1,978
	890	Informatica LLC, 7.125%, 07/15/23 (e)	897
	1,815	Microsoft Corp., 3.700%, 08/08/46	1,772
	4,920	Oracle Corp., 4.000%, 07/15/46	4,885
	790	Veritas US, Inc., 7.500%, 02/01/23 (e)	845

			11,780

		Technology Hardware, Storage & Peripherals — 0.6%
		Apple, Inc.,
	1,870	3.350%, 02/09/27	1,919
	3,945	3.850%, 08/04/46	3,886
	3,625	Diamond 1 Finance Corp., 6.020%, 06/15/26 (e)	3,998
		Western Digital Corp.,
	2,045	7.375%, 04/01/23 (e)	2,239
	1,300	10.500%, 04/01/24	1,524

			13,566

		Total Information Technology	61,646

		Materials — 1.3%
		Chemicals — 0.6%
	500	Ashland LLC, 4.750%, 08/15/22	521
		Axalta Coating Systems LLC,
	397	4.875%, 08/15/24 (e)	406
EUR	250	Reg. S, 4.250%, 08/15/24	301
	1,725	CF Industries, Inc., 4.500%, 12/01/26 (e)	1,780
		Chemours Co. (The),
	80	5.375%, 05/15/27	84
	150	7.000%, 05/15/25	166
	965	Hexion, Inc., 6.625%, 04/15/20	898
	250	Huntsman International LLC, 5.125%, 11/15/22	269
EUR	900	Ineos Finance plc, (United Kingdom), Reg. S, 4.000%, 05/01/23	1,050
	2,220	INEOS Group Holdings SA, (Luxembourg), 5.625%, 08/01/24 (e)	2,281
	500	PolyOne Corp., 5.250%, 03/15/23	525
EUR	1,000	PSPC Escrow Corp., Reg. S, 6.000%, 02/01/23	1,180
	1,470	Scotts Miracle-Gro Co. (The), 6.000%, 10/15/23	1,577
EUR	700	Trinseo Materials Operating SCA, Reg. S, 6.375%, 05/01/22	842
	500	Westlake Chemical Corp., 4.875%, 05/15/23	522

			12,402

		Construction Materials — 0.1%
	725	Cemex Finance LLC, (Mexico), 9.375%, 10/12/22 (e)	774
	1,071	Cemex SAB de CV, (Mexico), 7.750%, 04/16/26 (e)	1,216

			1,990

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Containers & Packaging — 0.3%
EUR	900	Ardagh Packaging Finance plc, (Ireland), Reg. S, 6.750%, 05/15/24	1,126
EUR	800	Ball Corp., 4.375%, 12/15/23	1,012
EUR	800	Crown European Holdings SA, Reg. S, 4.000%, 07/15/22	1,009
	2,310	Reynolds Group Issuer, Inc., (New Zealand), 5.750%, 10/15/20	2,373
EUR	1,250	SIG Combibloc Holdings SCA, (Luxembourg), Reg. S, 7.750%, 02/15/23	1,506

			7,026

		Metals & Mining — 0.3%
		Anglo American Capital plc, (United Kingdom),
EUR	650	Reg. S, 3.250%, 04/03/23	789
EUR	1,350	Reg. S, 3.500%, 03/28/22	1,650
GBP	100	BHP Billiton Finance Ltd., (Australia), Reg. S, VAR, 6.500%, 10/22/77	147
	20	Freeport-McMoRan, Inc., 3.550%, 03/01/22	18
	1,835	Glencore Finance Canada Ltd., (Switzerland), 5.550%, 10/25/42 (e)	1,928
	610	Hecla Mining Co., 6.875%, 05/01/21	630
EUR	125	Nyrstar Netherlands Holdings BV, (Belgium), 6.875%, 03/15/24 (e)	145

			5,307

		Paper & Forest Products — 0.0% (g)
EUR	802	Smurfit Kappa Acquisitions Unltd Co., (Ireland), Reg. S, 3.250%, 06/01/21	979

		Total Materials	27,704

		Real Estate — 1.2%
		Equity Real Estate Investment Trusts (REITs) — 1.2%
	2,000	American Tower Corp., 3.125%, 01/15/27	1,918
		Crown Castle International Corp.,
	5,585	2.250%, 09/01/21	5,526
	1,840	3.700%, 06/15/26	1,858
		CyrusOne LP,
	126	5.000%, 03/15/24 (e)	129
	75	5.375%, 03/15/27 (e)	77
	1,640	DDR Corp., 7.875%, 09/01/20	1,890
	925	Equinix, Inc., 5.875%, 01/15/26	1,006
		GEO Group, Inc. (The),
	1,000	5.875%, 01/15/22	1,040
	840	5.875%, 10/15/24	865
	130	Iron Mountain, Inc., 5.750%, 08/15/24	133
	3,055	Realty Income Corp., 3.000%, 01/15/27	2,911
	1,120	SBA Communications Corp., 4.875%, 09/01/24 (e)	1,136
		Uniti Group, Inc.,
	3,625	6.000%, 04/15/23 (e)	3,797
	52	7.125%, 12/15/24 (e)	52
	83	7.125%, 12/15/24 (e)	84
	2,865	VEREIT Operating Partnership LP, 4.600%, 02/06/24	2,999

		Total Real Estate	25,421

		Telecommunication Services — 4.2%
		Diversified Telecommunication Services — 3.2%
		AT&T, Inc.,
	3,180	3.400%, 05/15/25	3,124
	1,850	5.150%, 03/15/42	1,889
	2,205	5.250%, 03/01/37	2,305
		CCO Holdings LLC,
	250	5.125%, 05/01/27 (e)	256
	3,812	5.375%, 05/01/25 (e)	4,036
	5,655	5.750%, 02/15/26 (e)	6,058
	185	5.875%, 04/01/24 (e)	198
	3,060	CenturyLink, Inc., Series W, 6.750%, 12/01/23	3,270
	130	Cincinnati Bell, Inc., 7.000%, 07/15/24 (e)	136
	2,000	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	2,058
	82	Consolidated Communications, Inc., 6.500%, 10/01/22	82
EUR	1,000	eircom Finance DAC, (Ireland), Reg. S, 4.500%, 05/31/22	1,181
	921	Embarq Corp., 7.995%, 06/01/36	935
		Frontier Communications Corp.,
	126	6.250%, 09/15/21	118
	3,250	6.875%, 01/15/25	2,614
	65	8.500%, 04/15/20	69
	397	9.250%, 07/01/21	404
	197	10.500%, 09/15/22	194
	103	11.000%, 09/15/25	96
		Intelsat Jackson Holdings SA, (Luxembourg),
	3,031	5.500%, 08/01/23	2,501
	123	7.250%, 04/01/19	117
	1,635	7.250%, 10/15/20	1,476
	1,850	7.500%, 04/01/21	1,646

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Diversified Telecommunication Services — continued
	367	8.000%, 02/15/24 (e)	396
		Level 3 Financing, Inc.,
	1,234	5.375%, 08/15/22	1,271
	2,275	5.375%, 05/01/25	2,392
	94	5.625%, 02/01/23	98
EUR	800	OTE plc, (Greece), Reg. S, 3.500%, 07/09/20	921
		SFR Group SA, (France),
	1,585	6.000%, 05/15/22 (e)	1,660
EUR	1,000	Reg. S, 5.375%, 05/15/22	1,172
		Sprint Capital Corp.,
	300	6.875%, 11/15/28	332
	4,220	8.750%, 03/15/32	5,320
		Telecom Italia SpA, (Italy),
EUR	1,000	Reg. S, 3.250%, 01/16/23	1,236
EUR	1,100	Reg. S, 3.625%, 05/25/26	1,351
	1,720	Telefonica Emisiones SAU, (Spain), 5.213%, 03/08/47	1,809
		Verizon Communications, Inc.,
	1,710	3.850%, 11/01/42	1,472
	1,300	4.862%, 08/21/46	1,281
	2,920	5.012%, 04/15/49 (e)	2,938
EUR	700	Virgin Media Finance plc, (United Kingdom), Reg. S, 4.500%, 01/15/25	834
	1,595	Virgin Media Secured Finance plc, (United Kingdom), 5.500%, 08/15/26 (e)	1,643
		Wind Acquisition Finance SA, (Italy),
	2,360	7.375%, 04/23/21 (e)	2,459
EUR	700	Reg. S, 7.000%, 04/23/21	820
		Windstream Services LLC,
	1,690	6.375%, 08/01/23	1,433
	1,055	7.500%, 06/01/22	976
	1,325	7.750%, 10/01/21	1,282

			67,859

		Wireless Telecommunication Services — 1.0%
		Hughes Satellite Systems Corp.,
	269	5.250%, 08/01/26	277
	57	6.625%, 08/01/26	60
EUR	1,000	Matterhorn Telecom SA, (Luxembourg), Reg. S, 3.875%, 05/01/22	1,158
	200	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	208
		Sprint Communications, Inc.,
	250	6.000%, 11/15/22	266
	223	7.000%, 03/01/20 (e)	247
	151	7.000%, 08/15/20	167
		Sprint Corp.,
	98	7.125%, 06/15/24	110
	234	7.250%, 09/15/21	266
	6,809	7.875%, 09/15/23	7,873
		Telefonica Europe BV, (Spain),
EUR	500	Reg. S, VAR, 5.875%, 03/31/24 (x) (y)	638
EUR	2,500	Reg. S, VAR, 6.500%, 09/18/18 (x) (y)	3,004
EUR	400	Reg. S, VAR, 7.625%, 09/18/21 (x) (y)	535
		T-Mobile USA, Inc.,
	2,300	6.500%, 01/15/24	2,490
	2,600	6.500%, 01/15/26	2,870
	225	6.625%, 04/01/23	240
	128	6.836%, 04/28/23	137

			20,546

		Total Telecommunication Services	88,405

		Utilities — 1.6%
		Electric Utilities — 1.2%
	4,380	Emera US Finance LP, (Canada), 3.550%, 06/15/26	4,377
		Enel Finance International NV, (Italy),
	4,620	2.875%, 05/25/22 (e)	4,616
GBP	600	Reg. S, 5.625%, 08/14/24	956
EUR	2,544	Enel SpA, (Italy), Reg. S, VAR, 6.500%, 01/10/74	3,090
	3,135	Entergy Corp., 2.950%, 09/01/26	3,028
	5,040	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	5,719
	3,355	ITC Holdings Corp., 3.250%, 06/30/26	3,314
	2,500	Texas Competitive Electric Holdings Co. LLC, 8.500%, 05/01/20 (d)	4

			25,104

		Independent Power and Renewable Electricity Producers — 0.2%
	1,275	AES Corp., 5.500%, 04/15/25	1,326
	599	Calpine Corp., 5.750%, 01/15/25	568
	1,540	Dynegy, Inc., 7.625%, 11/01/24	1,494
	1,470	Exelon Generation Co. LLC, 2.950%, 01/15/20	1,497
	375	GenOn Energy, Inc., 9.875%, 10/15/20	273
	185	NRG Energy, Inc., 7.875%, 05/15/21	191

			5,349

		Multi-Utilities — 0.2%
	1,415	CMS Energy Corp., 2.950%, 02/15/27	1,362

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Multi-Utilities — continued
GBP	1,800	NGG Finance plc, (United Kingdom), Reg. S, VAR, 5.625%, 06/18/73	2,599

			3,961

		Total Utilities	34,414

		Total Corporate Bonds (Cost $857,350)	874,724

	Foreign Government Securities — 15.1%
BRL	162,400	Brazil Notas do Tesouro Nacional, (Brazil), Series F, 10.000%, 01/01/25	48,524
		Japan Government Bond, (Japan),
JPY	6,269,746	Series 21, 0.100%, 03/10/26	59,595
JPY	7,185,000	Series 371, 0.100%, 12/15/18	65,142
IDR	265,170,000	Republic of Indonesia, (Indonesia), Series FR72, 8.250%, 05/15/36	21,122
RUB	4,099,416	Russian Federation, (Russia), Series 6209, 7.600%, 07/20/22	71,877
MXN	989,500	United Mexican States, (Mexico), Series M, 6.500%, 06/09/22	51,283

		Total Foreign Government Securities (Cost $309,412)	317,543

	Municipal Bonds — 0.6% (t)
		Connecticut — 0.2%
	3,975	State of Connecticut, Transportation Infrastructure, Special Tax, Series A, Rev., 5.000%, 09/01/31	4,648

		Maryland — 0.2%
	2,695	Maryland Stadium Authority, Baltimore City Public Schools Construction & Revitalization Program, Rev., 5.000%, 05/01/30	3,225

		Washington — 0.2%
		Central Puget Sound Regional Transit Authority, Sales Tax & Motor Vehicle Excise Tax,
	1,170	Series S-1, Rev., 5.000%, 11/01/30	1,431
	955	Series S-1, Rev., 5.000%, 11/01/31	1,160
	1,505	Series S-1, Rev., 5.000%, 11/01/32	1,819
	720	Series S-1, Rev., 5.000%, 11/01/33	865

			5,275

		Total Municipal Bonds (Cost $12,816)	13,148

	U.S. Treasury Obligations — 10.1%
	81,430	U.S. Treasury Inflation Indexed Bond, 1.000%, 02/15/46	85,319
	127,715	U.S. Treasury Inflation Indexed Note, 0.125%, 07/15/26	127,241

		Total U.S. Treasury Obligations (Cost $220,456)	212,560

SHARES
	Common Stocks — 0.1%
		Consumer Discretionary — 0.0% (g)
		Auto Components — 0.0% (g)
	24	UCI International Holdings (a)	357

		Telecommunication Services — 0.0% (g)
		Wireless Telecommunication Services — 0.0% (g)
	27	NII Holdings, Inc. (a)	16

		Utilities — 0.1%
		Independent Power and Renewable Electricity Producers — 0.1%
	30	Vistra Energy Corp.	443

		Total Common Stocks (Cost $1,231)	816

	Preferred Stock — 0.0% (g)
		Financials — 0.0% (g)
		Insurance — 0.0% (g)
	– (h)	XLIT Ltd., (Bermuda), Series D, VAR, 3.354%, 07/03/17 ($1,000 par value) @ (Cost $344)	360

PRINCIPAL AMOUNT
	Loan Assignments — 0.8%
		Consumer Discretionary — 0.5%
		Diversified Consumer Services — 0.0% (g)
	629	Spin Holdco, Inc., Initial Term Loan, VAR, 4.405%, 11/14/19	628
		Hotels, Restaurants & Leisure — 0.3%
	126	Landry’s, Inc., 1st Lien Term Loan, VAR, 3.745%, 10/04/23	126
	4,852	Lila Mexican Holdings LLC, Tranche B, VAR, 3.989%, 08/11/22	4,770
	609	Scientific Games Corp., Term Loan B-3, VAR, 5.062%, 10/01/21	619

			5,515

		Media — 0.2%
	400	iHeartCommunications, Inc., Term Loan D, VAR, 7.795%, 01/30/19	329
	949	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 8.545%, 07/30/19	783
	211	Tribune Media Co., Term Loan B, VAR, 4.045%, 12/27/20	212

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Media — continued
2,176	Univision Communications, Inc., 1st Lien Term Loan C5, VAR, 3.795%, 03/15/24	2,157

		3,481

	Specialty Retail — 0.0% (g)
624	PetSmart, Inc., Term Loan B, VAR, 4.010%, 03/11/22	599

	Total Consumer Discretionary	10,223

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.1%
884	Albertson’s LLC, Term Loan B-6, VAR, 4.450%, 06/22/23	889
474	Moran Foods LLC, Term Loan B, VAR, 7.045%, 11/29/23	466
230	SUPERVALU, Inc., Term Loan B, VAR, 5.545%, 03/21/19	230

		1,585

	Food Products — 0.0% (g)
1,270	Dole Food Co., Inc., 1st Lien Term Loan B, VAR, 4.124%, 04/06/24	1,275

	Total Consumer Staples	2,860

	Health Care — 0.0% (g)
	Health Care Providers & Services — 0.0% (g)
669	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.147%, 01/31/21	670

	Pharmaceuticals — 0.0% (g)
85	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.279%, 10/21/21	62

	Total Health Care	732

	Industrials — 0.0% (g)
	Industrial Conglomerates — 0.0% (g)
174	Hudson Products Holdings, Inc., Term Loan, VAR, 5.150%, 03/15/19	162

	Information Technology — 0.1%
	Communications Equipment — 0.0% (g)
163	Avaya, Inc., DIP Term Loan, VAR, 8.517%, 01/24/18 (d)	168
60	Avaya, Inc., Extending Tranche Term Loan B-3, VAR, 5.670%, 10/26/17	49
169	Avaya, Inc., Term Loan B-7, VAR, 6.417%, 05/29/20 (d) ^	138

		355

	IT Services — 0.1%
1,341	First Data Corp., 1st Lien Term Loan B, VAR, 3.529%, 04/26/24	1,348

	Total Information Technology	1,703

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
338	Gemini HDPE LLC, Term Loan, VAR, 4.172%, 08/06/21	339

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
758	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	764
160	Consolidated Communications, Inc., Term Loan B-2, VAR, 4.000%, 10/05/23 )(	161

	Total Telecommunication Services	925

	Total Loan Assignments (Cost $17,137)	16,944

NUMBER OF RIGHTS
Right — 0.0% (g)
	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
42	Vistra Energy Corp., expiring 12/31/49 (a) (Cost $–)	48

SHARES
Short-Term Investment — 1.4%
	Investment Company — 1.4%
29,702	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.970% (b) (l) † (Cost $29,713)	29,713

	Total Investments — 98.9% (Cost $2,061,767)	2,082,007
	Other Assets in Excess of Liabilities — 1.1%	23,846

	NET ASSETS — 100.0%	$2,105,853

Percentages indicated are based on net assets.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
194	Euro-Bobl	06/08/17	EUR	28,808	65
98	Euro-Bund	06/08/17	EUR	17,870	95
20	Euro-Buxl 30-Year Bond	06/08/17	EUR	3,781	17
1,202	10 Year Canadian Government Bond	09/20/17	CAD	129,432	997
10	U.S. Treasury Long Bond	09/20/17	USD	1,538	13
99	U.S. Treasury Ultra Bond	09/20/17	USD	16,347	220
4	2 Year U.S. Treasury Note	09/29/17	USD	866	— (h)
778	5 Year U.S. Treasury Note	09/29/17	USD	92,047	102
	Short Futures Outstanding
(1,232)	Euro-Bund	06/08/17	EUR	(224,646)	(1,076)
(56)	10 Year Japanese Government Bond	06/13/17	JPY	(76,185)	(285)
(2,046)	10 Year U.S. Treasury Note	09/20/17	USD	(258,403)	(1,065)
(38)	10 Year U.S. Treasury Ultra Bond	09/20/17	USD	(5,158)	(26)
(647)	10 Year U.S. Treasury Ultra Note	09/20/17	USD	(106,836)	(1,154)
(324)	U.S. Treasury Long Bond	09/20/17	USD	(49,835)	(491)
(25)	Long Gilt	09/27/17	GBP	(4,121)	(17)
(4,358)	5 Year U.S. Treasury Note	09/29/17	USD	(515,606)	(962)
(5,104)	90 Day Eurodollar	12/17/18	USD	(1,253,989)	(1,736)

					(5,303)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
5,534	CAD	Barclays Bank plc	07/13/17	4,036	4,100	64
3,100	CAD	National Australia Bank	07/13/17	2,260	2,296	36
2,852	EUR	Australia & New Zealand Banking Group Limited	07/13/17	3,123	3,211	88
777	EUR	National Australia Bank	07/13/17	857	875	18
60	EUR	Royal Bank of Canada	07/13/17	68	68	— (h)
1,051	EUR	State Street Corp.	07/13/17	1,173	1,183	10

4,786,424	JPY	Australia & New Zealand Banking Group Limited	07/13/17	42,928	43,300	372

149,784	MXN	National Australia Bank	07/13/17	7,775	7,977	202

189,697	TRY	Deutsche Bank AG	07/13/17	52,363	53,119	756

				114,583	116,129	1,546

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
37,888	CAD	Royal Bank of Canada	07/13/17	27,778	28,069	(291)
1,695	CAD	State Street Corp.	07/13/17	1,240	1,255	(15)

27,943	EUR	Citibank, NA	07/13/17	30,473	31,460	(987)
52,787	EUR	Goldman Sachs International	07/13/17	57,557	59,431	(1,874)
8,949	EUR	National Australia Bank	07/13/17	9,837	10,076	(239)
114	EUR	Royal Bank of Canada	07/13/17	124	128	(4)
1,822	EUR	Societe Generale	07/13/17	2,039	2,052	(13)

10,759	GBP	Goldman Sachs International	07/13/17	13,950	13,881	69

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,586	GBP	State Street Corp.	07/13/17	2,061	2,047	14
18,761,927	JPY	Deutsche Bank AG	07/13/17	167,526	169,728	(2,202)
149,784	MXN	Citibank, NA	07/13/17	7,805	7,977	(172)
96,064	TRY	Citibank, NA	07/13/17	26,319	26,900	(581)

				346,709	353,004	(6,295)

Credit Default Swaps-Buy Protection [1]

Corporate Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2017 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [4]
Barclays Bank plc:
Iron Mountain, Inc., 5.750%, 08/15/24,	5.000% quarterly	12/20/17	0.241%	4,000	(147)	455
Deutsche Bank AG, New York:
Freescale Semiconductor, Inc., 8.050%, 02/01/20	5.000% quarterly	09/20/17	0.034	1,000	(26)	(141)
TRW Automotive, Inc., 7.250%, 03/15/17,	1.000% quarterly	12/20/17	0.163	2,825	(19)	(215)

					(192)	99

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e.,make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CSMC	—	Credit Suisse Mortgage Trust
DIP	—	Debtor-in-possession
EUR	—	Euro
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
IDR	—	Indonesian Rupiah

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
MXN	—	Mexican Peso
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
RUB	—	Russian Ruble
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2017.
TRY	—	Turkish Lira
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
†	—	Approximately $670 of this investment is restricted as collateral for swaps to various brokers.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of May 31, 2017.
^	—	All or a portion of the security is unsettled as of May 31, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(r)	—	Rates shown are per annum and payments are as described..

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2017.
(y)	—	Preferred Security.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	59,354
Aggregate gross unrealized depreciation	(39,114)

Net unrealized appreciation/depreciation	20,240

Federal income tax cost of investments	2,061,767

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

Futures are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 —   Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 —   Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$357	$357
Telecommunication Services	16	—	—	16
Utilities	443	—	—	443

Total Common Stocks	459	—	357	816

Preferred Stock
Financials	—	360	—	360

Debt Securities
Asset-Backed Securities	—	155,900	104,929	260,829
Collateralized Mortgage Obligations	—	129,633	3,005	132,638
Commercial Mortgage-Backed Securities	—	98,623	30,492	129,115
Convertible Bonds
Consumer Discretionary	—	15,877	—	15,877
Energy	—	12,801	—	12,801
Health Care	—	2,555	—	2,555
Industrials	—	9,760	—	9,760
Information Technology	—	52,576	—	52,576

Total Convertible Bonds	—	93,569	—	93,569

Corporate Bonds
Consumer Discretionary	—	149,833	—	149,833
Consumer Staples	—	51,527	—	51,527
Energy	—	70,906	—	70,906
Financials	—	234,364	6,000	240,364
Health Care	—	68,380	—	68,380
Industrials	—	56,124	—	56,124
Information Technology	—	61,646	—	61,646
Materials	—	27,704	—	27,704
Real Estate	—	25,421	—	25,421

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Telecommunication Services	—	88,405	—	88,405
Utilities	$—	$34,410	$4	$34,414

Total Corporate Bonds	—	868,720	6,004	874,724

Foreign Government Securities	—	317,543	—	317,543
Municipal Bonds	—	13,148	—	13,148
U.S. Treasury Obligations	—	212,560	—	212,560
Loan Assignments
Consumer Discretionary	—	5,453	4,770	10,223
Consumer Staples	—	2,860	—	2,860
Health Care	—	732	—	732
Industrials	—	162	—	162
Information Technology	—	1,703	—	1,703
Materials	—	339	—	339
Telecommunication Services	—	925	—	925

Total Loan Assignments	—	12,174	4,770	16,944

Rights
Utilities	—	—	48	48
Short-Term Investment
Investment Company	29,713	—	—	29,713

Total Investments in Securities	$30,172	$1,902,230	$149,605	$2,082,007

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,629	$—	$1,629
Futures Contracts	1,509	—	—	1,509
Swaps	—	308	—	308

Total Appreciation in Other Financial Instruments	$1,509	$1,937	$—	$3,446

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(6,378)	$—	$(6,378)
Futures Contracts	(6,812)	—	—	(6,812)
Swaps	—	(401)	—	(401)

Total Depreciation in Other Financial Instruments	$(6,812)	$(6,779)	$—	$(13,591)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers between levels 1 and 2 during the period ended May 31, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2017
Investments in Securities:
Asset-Backed Securities	$153,522	$154	$(79)	$41	$—	$(25,835)	$1,051	$(23,925)	$104,929
Collateralized Mortgage Obligations	2,854	—	155	4	—	(8)	—	—	3,005
Commercial Mortgage-Backed Securities	54,437	208	537	14	4,413	(30,495)	11,035	(9,657)	30,492
Common Stock — Consumer Discretionary	—	—	71	—	286	—	—	—	357
Corporate Bonds — Consumer Discretionary	277	(795)	804	—	—	(286)	—	—	—
Corporate Bonds — Financials	6,000	—	—	—	—	—	—	—	6,000
Corporate Bonds — Industrials	160	(602)	667	—	—	(225)	—	—	—
Corporate Bonds — Utilities	8	—	(4)	—	—	—	—	—	4
Loan Assignment — Consumer Discretionary	—	—	(12)	8	—	(354)	5,128	—	4,770
Right — Utilities	50	—	(2)	—	—	—	—	—	48

	$217,308	$(1,035)	$2,137	$67	$4,699	$(57,203)	$17,214	$(33,582)	$149,605

[1]	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2017.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2017, which were valued using significant unobservable inputs (level 3), amounted to approximately $610,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$79,977	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (10.31%)
			Constant Default Rate	0.00% - 38.00% (6.56%)
			Yield (Discount Rate of Cash Flows)	2.78% - 8.20% (3.92%)
	877	Pending Sale Amount	Expected Recovery	48.00% of par (48.00% of par)

Asset-Backed Securities	80,854

	403	Discounted Cash Flow	Constant Prepayment Rate	21.26% (21.26%)
			Constant Default Rate	1.84% (1.84%)
			Yield (Discount Rate of Cash Flows)	9.68% (9.68%)

Collateralized Mortgage Obligations	403

	29,288	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.92% - 63.60% (11.36%)

Commercial Mortgage-Backed Securities	29,288

Total	$110,545

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2017, the value of these investments was approximately $39,060,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment stategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of May 31, 2017, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

(3). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 8.2%
	New York — 8.2%
	City of New York, Fiscal Year 2006,
3,400	Series I, Subseries I-5, GO, VRDO, LOC: Bank of New York Mellon, 0.820%, 06/01/17	3,400
1,350	Series I, Subseries I-8, GO, VRDO, 0.830%, 06/01/17	1,350
4,050	City of New York, Fiscal Year 2008, Subseries L-5, GO, VRDO, 0.790%, 06/01/17	4,050
5,000	City of New York, Fiscal Year 2013, Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Corporate Bank, 0.820%, 06/01/17	5,000
5,000	New York City Industrial Development Agency, 123 Washington LLC Project, Series 2007, Rev., VRDO, LOC: Bank of China, 0.880%, 06/01/17	5,000
100	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, 0.790%, 06/01/17	100
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015,
600	Subseries A-3, Rev., VRDO, 0.820%, 06/01/17	600
3,700	Subseries E-4, Rev., VRDO, 0.790%, 06/01/17	3,700
1,700	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.840%, 06/01/17	1,700
1,500	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thuringen, 0.840%, 06/01/17	1,500
1,100	New York State Housing Finance Agency, 605 West 42 Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.880%, 06/01/17	1,100
3,000	New York State Housing Finance Agency, Manhattan West Residential Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.880%, 06/01/17	3,000
5,000	New York State Mortgage Agency, Homeowner Mortgage, Series 135, Rev., VRDO, AMT, 0.840%, 06/01/17	5,000
3,000	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Subseries B-2, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.760%, 06/01/17	3,000

	Total Daily Demand Notes (Cost $38,500)	38,500

Weekly Demand Notes — 82.7%
	New York — 82.7%
2,690	Albany Industrial Development Agency, Civic Facility, Living Resources Corp. Project, Series A, Rev., VRDO, LOC: HSBC Bank USA NA, 0.810%, 06/07/17	2,690
1,750	Albany Industrial Development Agency, Civic Facility, Medical Center Project, Series A, Rev., VRDO, LOC: Bank of America NA, 0.940%, 06/07/17	1,750
495	Building Resource Corp., Series 2015, Rev., VRDO, LOC: TD Bank NA, 0.760%, 06/07/17	495
3,755	Dutchess County Industrial Development Agency, Civic Facility, Anderson Foundation Autism Inc., Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.830%, 06/07/17	3,755
4,605	Franklin County Civic Development Corp., Series A, Rev., VRDO, LOC: HSBC Bank USA NA, 0.800%, 06/07/17	4,605
550	Franklin County Industrial Development Agency, Civic Facility, Trudeau Institute, Inc. Project, Rev., VRDO, LOC: HSBC Bank USA NA, 0.910%, 06/07/17	550
5,115	Metropolitan Transportation Authority, Subseries E-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.760%, 06/07/17	5,115
5,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Subseries B-1, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.780%, 06/07/17	5,000
	Nassau County Interim Finance Authority, A Public Benefit Corp. of the State of New York, Sales Tax Secured,
7,535	Series B, Rev., VRDO, 0.770%, 06/07/17	7,535
1,750	Series C, Rev., VRDO, 0.750%, 06/07/17	1,750
10,360	Nassau Health Care Corp., Nassau County Guaranteed, Subseries C1, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.760%, 06/07/17	10,360
6,665	New York City Housing Development Corp., Multi-Family Mortgage, Boricua Village Apartments Site C, Series C, Rev., VRDO, LOC: Citibank NA, 0.770%, 06/07/17	6,665
2,000	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.740%, 06/07/17	2,000

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
2,300	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.770%, 06/07/17	2,300
1,000	New York City Industrial Development Agency, Civic Facility, New York Congregational Nursing Center Project, Series A, Rev., VRDO, LOC: HSBC Bank USA NA, 0.800%, 06/07/17	1,000
6,315	New York City Industrial Development Agency, Jamaica First Parking LLC Project, Rev., VRDO, LOC: TD Bank NA, 0.780%, 06/07/17	6,315
1,350	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-3, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.790%, 06/07/17	1,350
	New York City Trust for Cultural Resources, Metropolitan Museum of Art,
12,950	Subseries A-1, Rev., VRDO, 0.760%, 06/07/17	12,950
1,200	Subseries A-2, Rev., VRDO, 0.760%, 06/07/17	1,200
8,460	New York City Trust for Cultural Resources, WNYC Radio, Inc., Rev., VRDO, LOC: Wells Fargo Bank NA, 0.760%, 06/07/17	8,460
	New York Liberty Development Corp.,
15,525	Series 2015-XF2146, Rev., VRDO, LIQ: Citibank NA, 0.810%, 06/07/17 (e)	15,525
7,500	Series 2015-XF2153, Rev., VRDO, LIQ: Citibank NA, 0.810%, 06/07/17 (e)	7,500
6,175	New York State Dormitory Authority, Series 2016-ZF2383, Rev., VRDO, LIQ: Citibank NA, 0.810%, 06/07/17 (e)	6,175
6,755	New York State Dormitory Authority, Catholic Health System, Series 2006A, Rev., VRDO, LOC: HSBC Bank USA NA, 0.800%, 06/07/17	6,755
5,000	New York State Dormitory Authority, Columbia University, Series B, Rev., VRDO, 0.740%, 06/07/17	5,000
	New York State Dormitory Authority, Cornell University,
3,925	Series 2004A, Rev., VRDO, 0.760%, 06/07/17	3,925
5,000	Series 2004B, Rev., VRDO, 0.760%, 06/07/17	5,000
695	New York State Dormitory Authority, Highland Community Development Corp., Series B, Rev., VRDO, LOC: HSBC Bank USA NA, 0.800%, 06/07/17	695
2,655	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA NA, 0.790%, 06/07/17	2,655
5,000	New York State Dormitory Authority, St. John’s University, Series B-2, Rev., VRDO, LOC: U.S. Bank NA, 0.750%, 06/07/17	5,000
15,220	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.800%, 06/07/17	15,220
2,300	New York State Energy Research & Development Authority, Consolidated Edison Co. of New York, Inc. Project, Series C, Subseries C-1, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.770%, 06/07/17	2,300
500	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project, Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.770%, 06/07/17	500
1,750	New York State Housing Finance Agency, 222 East 44th Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.830%, 06/07/17	1,750
5,000	New York State Housing Finance Agency, 250 West 93rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.800%, 06/07/17	5,000
3,425	New York State Housing Finance Agency, 42 & 10 Housing, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.760%, 06/07/17	3,425
	New York State Housing Finance Agency, 42nd and 10th Housing,
5,040	Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.760%, 06/07/17	5,040
2,500	Series A, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 0.800%, 06/07/17	2,500
	New York State Housing Finance Agency, 625 West 57th Street Housing,
3,100	Series A, Rev., VRDO, LOC: Bank of New York Mellon, 0.760%, 06/07/17	3,100
5,990	Series A-1, Rev., VRDO, LOC: Bank of New York Mellon, 0.760%, 06/07/17	5,990
1,300	Series A-2, Rev., VRDO, LOC: Bank of New York Mellon, 0.770%, 06/07/17	1,300

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
10,000	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.760%, 06/07/17	10,000
1,450	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.770%, 06/07/17	1,450
4,085	New York State Housing Finance Agency, Clarkstown Maplewood Garden, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.750%, 06/07/17	4,085
6,750	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.760%, 06/07/17	6,750
20,500	New York State Housing Finance Agency, Manhattan West Residential Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.850%, 06/07/17	20,500
1,900	New York State Housing Finance Agency, Ocean Park Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.760%, 06/07/17	1,900
10,000	New York State Housing Finance Agency, Riverside Center 2 Housing, Series A-3, Rev., VRDO, LOC: Bank of America NA, 0.780%, 06/07/17	10,000
10,000	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.760%, 06/07/17	10,000
3,400	New York State Housing Finance Agency, Tribeca Park, Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 0.770%, 06/07/17	3,400
1,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.780%, 06/07/17	1,700
1,600	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.770%, 06/07/17	1,600
1,700	New York State Housing Finance Agency, West Haverstraw Senior Citizens Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.780%, 06/07/17	1,700
4,800	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series 2016-XF2279, Rev., VRDO, LIQ: Citibank NA, 0.810%, 06/07/17 (e)	4,800
4,665	Onondaga County Industrial Development Agency, Civic Facility, Syracuse Home Association Project, Series 2007, Rev., VRDO, LOC: HSBC Bank USA NA, 0.800%, 06/07/17	4,665
8,950	Onondaga County Trust Cultural Resources, Syracuse University Project, Series 2010A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.780%, 06/07/17	8,950
2,610	Putnam County Industrial Development Authority, Civic Facilities, United Cerebral Palsy of Putnam and Southern Dutchess Project, Series A, Rev., VRDO, LOC: TD Bank NA, 0.800%, 06/07/17	2,610
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Series 2009, Rev., VRDO, LOC: Bank of America NA, 0.840%, 06/07/17	5,000
	Tender Option Bond Trust Receipts/CTFS,
8,760	Series 2015-XF2107, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.810%, 06/07/17 (e)	8,760
11,625	Series 2015-XM0072, Rev., VRDO, LIQ: Bank of America NA, 0.820%, 06/07/17 (e)	11,625
6,265	Series 2015-ZF0264, Rev., VRDO, LIQ: Toronto-Dominion Bank, 0.820%, 06/07/17 (e)	6,265
3,170	Series 2015-ZF0271, Rev., VRDO, LIQ: Royal Bank of Canada, 0.810%, 06/07/17 (e)	3,170
3,500	Series 2016-XF2344, Rev., VRDO, LIQ: Citibank NA, 0.810%, 06/07/17 (e)	3,500
2,000	Series 2016-ZF0269, Rev., VRDO, LIQ: Toronto-Dominion Bank, 0.880%, 06/07/17 (e)	2,000
2,385	Series 2016-ZF0275, Rev., VRDO, LIQ: TD Bank NA, 0.830%, 06/07/17 (e)	2,385
1,460	Series 2016-ZF0381, Rev., LIQ: Toronto-Dominion Bank, 0.820%, 06/07/17 (e)	1,460
23,000	Series 2016-ZF0464, Rev., VRDO, LOC: Royal Bank of Canada, 0.820%, 06/07/17 (e)	23,000
4,635	Series 2016-ZF0505, Rev., VRDO, LIQ: Royal Bank of Canada, 0.810%, 06/07/17 (e)	4,635
1,930	Series 2016-ZF0507, Rev., LIQ: Royal Bank of Canada, 0.810%, 06/07/17	1,930
2,500	Series 2016-ZM0138, Rev., VRDO, LIQ: Royal Bank of Canada, 0.810%, 06/07/17 (e)	2,500
3,500	Series 2016-ZM0139, Rev., VRDO, LIQ: Royal Bank of Canada, 0.810%, 06/07/17 (e)	3,500
1,500	Series 2017-XF0536, Rev., LIQ: Royal Bank of Canada, 0.810%, 06/07/17 (e)	1,500

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
2,800	Series 2017-XG0112, Rev., VRDO, LIQ: Barclays Bank plc, 0.810%, 06/07/17 (e)	2,800
10,000	Series 2017-XM0505, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.780%, 06/07/17 (e)	10,000
3,750	Series 2017-ZM0513, Rev., VRDO, LIQ: Barclays Bank plc, 0.800%, 06/07/17 (e)	3,750
4,395	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series B, Subseries B-1, Rev., VRDO, LOC: PNC Bank NA, 0.770%, 06/07/17	4,395

	Total Weekly Demand Notes (Cost $386,485)	386,485

SHARES
Variable Rate Demand Preferred Shares — 9.0%
	Nuveen New York AMT-Free Quality Municipal Income Fund
4,200	Series 2, LIQ: Citibank NA, 0.860%, 06/07/17 # (e)	4,200
17,700	Series 3, LIQ: Citibank NA, 0.860%, 06/07/17 # (e)	17,700
20,000	Nuveen New York Quality Municipal Income Fund, Series 1, LIQ: Toronto-Dominion Bank, 0.910%, 06/07/17 # (e)	20,000

	Total Variable Rate Demand Preferred Shares (Cost $41,900)	41,900

	Total Investments — 99.9% (Cost $466,885) *	466,885
	Other Assets in Excess of Liabilities — 0.1%	412

	NET ASSETS — 100.0%	$467,297

Percentages indicated are based on net assets.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AMT	—	Alternative Minimum Tax
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2017.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature. The interest rate shown is the rate in effect as of May 31, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board, which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2017, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$466,885	$—	$466,885

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2017.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.2% (t)
	New Jersey — 0.3%
	Other Revenue — 0.3%
1,435	Hudson County Improvement Authority, Capital Appreciation, Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	1,405

	New York — 97.4%
	Education — 4.7%
2,000	Erie County Industrial Development Agency, School District Project, Series A, Rev., 5.000%, 05/01/23	2,343
2,160	New York State Dormitory Authority, Consolidated City University System, Series A, Rev., NATL-RE-IBC, Bank of New York, 6.000%, 07/01/20	2,404
	New York State Dormitory Authority, New York University,
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18	1,529
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21	2,032
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22	1,209
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23	3,590
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24	1,963
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25	2,898
135	New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGC, 5.000%, 10/01/24	146
330	New York State Dormitory Authority, School Districts, Building Finance Program, Series F, Rev., NATL-RE, 6.500%, 10/01/20	357
1,050	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,184

		19,655

	General Obligation — 12.7%
	Burnt Hills-Ballston Lake Central School District,
50	GO, NATL-RE, FGIC, 5.500%, 07/15/17	50
60	GO, NATL-RE, FGIC, 5.500%, 07/15/18	60
1,000	City of Buffalo, New York, Series B, GO, 5.000%, 11/15/22	1,193
945	City of New York, Subseries L-1, GO, 5.000%, 04/01/22	979
3,970	City of New York, Fiscal Year 2008, Series A-1, GO, 5.000%, 08/01/18	3,997
	City of New York, Fiscal Year 2009,
3,000	Series B, Subseries B-1, GO, 5.250%, 09/01/24	3,165
2,000	Series B, Subseries B-1, GO, 5.250%, 09/01/25	2,109
2,000	Subseries H-1, GO, 5.125%, 03/01/24	2,148
1,000	Subseries J-1, GO, 5.000%, 05/15/24	1,079
7,600	City of New York, Fiscal Year 2012, Series A-1, GO, 5.000%, 08/01/28	8,684
2,000	City of New York, Fiscal Year 2014, Subseries D-1, GO, 5.000%, 08/01/28	2,371
685	Counties of Monroe, Orleans & Genesee, Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/17	686
3,050	County of Onondaga, Series A, GO, 5.000%, 03/01/24	3,266
2,000	County of Suffolk, Town of Brookhaven, GO, 5.000%, 05/01/27	2,453
2,380	Dutchess County, Arlington Central School District, Series A, GO, 5.000%, 05/15/21	2,567
	Monroe County, Greece Central School District,
880	Series B, GO, 4.500%, 12/15/21	1,010
765	Series B, GO, 5.000%, 12/15/22	917
500	Series B, GO, 5.000%, 12/15/23	590
1,000	Monroe County, Public Improvement Refunding, Series A, GO, NATL-RE-IBC, 6.000%, 03/01/18	1,037
920	Nassau County, Series C, GO, AGM, 5.000%, 07/01/22	961
	Nassau County, General Improvement,
1,000	Series A, GO, 5.000%, 01/01/25	1,211
4,220	Series C, GO, AGC, 5.000%, 10/01/24	4,616
1,350	Nassau County, Mineola Village, GO, 5.000%, 08/15/23	1,500
80	Nassau County, Unrefunded Balance, Series C, GO, AGM, 5.000%, 07/01/22	84
60	Nassau County, Unrefunded Balance, General Improvement, Series C, GO, AGC, 5.000%, 10/01/24	65
1,000	Orange County, Goshen Central School District, GO, NATL-RE, FGIC, 5.000%, 06/15/19	1,079
5,000	State of New York, Series A, GO, 5.000%, 02/15/27	5,347

		53,224

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — 3.9%
	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center,
1,000	Rev., NATL-RE, 5.500%, 07/01/23	1,213
370	Rev., NATL-RE, 5.750%, 07/01/19	404
4,875	Series A2, Rev., 5.000%, 07/01/26	5,087
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Series A-1, Rev., 5.375%, 02/15/21	1,077
3,000	New York State Dormitory Authority, Montefiore Medical Center, Rev., FHA, 5.000%, 08/01/20	3,077
2,000	New York State Dormitory Authority, Mt. Sinai Hospital Obligated Group, Series A, Rev., 5.000%, 07/01/26	2,205
3,000	New York State Dormitory Authority, Municipal Health Facilities Improvement Program, Series 2, Subseries 2-2, Rev., 5.000%, 01/15/21	3,076

		16,139

	Housing — 0.4%
1,335	New York Mortgage Agency, Homeowner Mortgage, Series 197, Rev., 3.500%, 10/01/44	1,425

	Industrial Development Revenue/Pollution Control Revenue — 1.1%
4,290	New York City Industrial Development Agency, New York Stock Exchange Project, Series A, Rev., 5.000%, 05/01/23	4,616

	Other Revenue — 24.4%
1,500	Hudson Yards Infrastructure Corp., Series A, Rev., 5.000%, 02/15/29	1,838
65	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., 5.000%, 11/15/20	70
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007, Series S-1, Rev., AGM-CR, FGIC, 5.000%, 07/15/23	3,010
	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009,
1,500	Series S-3, Rev., 5.000%, 01/15/24	1,597
2,800	Series S-3, Rev., 5.250%, 01/15/25	2,991
1,500	Series S-4, Rev., 5.125%, 01/15/24	1,599
4,875	Series S-5, Rev., 5.000%, 01/15/20	5,193
3,000	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series S-1, Rev., 5.000%, 07/15/28	3,619
	New York City Transitional Finance Authority, Future Tax Secured,
2,570	Series D, Rev., 5.000%, 11/01/25	2,863
2,000	Series E, Subseries E-1, Rev., 5.000%, 02/01/32	2,421
2,260	Series E, Subseries E-1, Rev., 5.000%, 02/01/34	2,706
1,400	New York City Transitional Finance Authority, Future Tax Secured, Taxable Subordinate, Series I, Subseries I-2, Rev., 5.000%, 11/01/26	1,558
2,500	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Multi-Modal, Series B, Rev., 5.000%, 02/01/27	2,835
	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate,
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/26	1,159
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/27	1,158
210	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax Secured, Rev., 5.250%, 11/01/19	228
	New York Convention Center Development Corporation, Capital Appreciation Suordinated Lien, Hotel Unit fee Secured,
2,090	Series B, Rev., Zero Coupon, 11/15/31	1,283
2,000	Series B, Rev., Zero Coupon, 11/15/33	1,112
2,000	New York Convention Center Development Corporation, Hotel Unit fee Secured, Rev., 5.000%, 11/15/30	2,374
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/18	3,011
2,500	Series A, Rev., 5.000%, 04/01/20	2,587
205	New York State Dormitory Authority, Series A, Rev., NATL-IBC , 5.000%, 07/01/20	206
5,000	New York State Dormitory Authority, Court Facilities, Series A, Rev., AMBAC, 5.500%, 05/15/26	6,353
	New York State Dormitory Authority, State Sales Tax,
2,500	Series A, Rev., 5.000%, 03/15/29	2,994
2,000	Series A, Rev., 5.000%, 03/15/31	2,436
3,100	Series A, Rev., 5.000%, 03/15/31	3,662
2,000	Series A, Rev., 5.000%, 03/15/32	2,353

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
2,500	Series B, Rev., 5.000%, 03/15/32	2,994
2,500	Series B, Rev., 5.000%, 03/15/33	2,973
2,550	New York State Environmental Facilities Corp., Master Financing Program, Series C, Rev., 5.000%, 10/15/27	2,827
	New York State Urban Development Corp., Service Contract,
2,000	Series B, Rev., 5.250%, 01/01/23	2,094
3,000	Series B, Rev., 5.250%, 01/01/25	3,141
7,000	Series C, Rev., 5.000%, 01/01/25	7,308
1,500	Series D, Rev., 5.375%, 01/01/21	1,605
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
5,000	Series A, Rev., 5.000%, 10/15/29	6,048
2,500	Series A, Rev., 5.000%, 10/15/30	3,009
	United Nations Development Corp., Senior Lien,
2,000	Series A, Rev., 5.000%, 07/01/22	2,161
1,000	Series A, Rev., 5.000%, 07/01/23	1,080
	Westchester Tobacco Asset Securitization Corp.,
1,775	Series B, Rev., 5.000%, 06/01/33	1,964
2,000	Series B, Rev., 5.000%, 06/01/34	2,202

		102,622

	Prerefunded — 12.6%
2,055	City of New York, Subseries L-1, GO, 5.000%, 04/01/18 (p)	2,125
30	City of New York, Fiscal Year 2008, Series A-1, GO, 5.000%, 08/01/17 (p)	30
2,000	Long Island Power Authority, Electric System, Series B, Rev., 5.625%, 04/01/19 (p)	2,170
	Metropolitan Transportation Authority, Dedicated Tax Fund,
1,000	Series A, Rev., 5.100%, 11/15/18 (p)	1,061
1,000	Series A, Rev., 5.125%, 11/15/18 (p)	1,062
3,000	Series B, Rev., 5.250%, 11/15/19 (p)	3,314
1,615	Metropolitan Transportation Authority, Transportation, Series C, Rev., 6.250%, 11/15/18 (p)	1,741
935	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., 5.000%, 05/15/19 (p)	1,009
	New York City Transitional Finance Authority, Future Tax Secured,
15	Rev., 5.250%, 05/01/19 (p)	16
680	Series D, Rev., 5.000%, 05/01/20 (p)	757
1,545	Subseries A-1, Rev., 5.000%, 05/01/19 (p)	1,665
865	New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGC, 5.000%, 10/01/19 (p)	946
15	New York State Dormitory Authority, State Personal Income Tax, Series A, Rev., 5.250%, 02/15/19 (p)	16
3,100	New York State Dormitory Authority, State Personal Income Tax, Education, Series C, Rev., 5.000%, 03/15/18 (p)	3,202
990	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.000%, 12/15/18 (p)	1,052
6,890	New York State Housing Finance Agency, State Personal Income Tax, Economic Development & Housing, Series A, Rev., 5.000%, 03/15/19 (p)	7,391
	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,
1,500	Series A, Rev., 5.000%, 04/01/18 (p)	1,551
3,500	Series B, Rev., 5.000%, 10/01/17 (p)	3,549
5,695	Series B, Rev., 5.000%, 10/01/18 (p)	5,999
3,495	New York State Urban Development Corp., State Personal Income Tax, Series A-1, Rev., 5.000%, 12/15/17 (p)	3,574
1,505	New York State Urban Development Corp., Unrefunded Balance, State Personal Income Tax, Series A-1, Rev., 5.000%, 12/15/17 (p)	1,539
1,155	Syracuse City Industrial Development Agency, School District Project, Series A, Rev., AGM, 5.000%, 05/01/18 (p)	1,199
	Triborough Bridge & Tunnel Authority,
565	Series A-2, Rev., 5.000%, 11/15/18 (p)	599
3,985	Series C, Rev., 5.000%, 11/15/18 (p)	4,223
3,085	Subseries D, Rev., 5.000%, 11/15/18 (p)	3,269

		53,059

	Special Tax — 6.9%
	New York State Dormitory Authority, State Personal Income Tax,
3,985	Series A, Rev., 5.250%, 02/15/23	4,275
2,000	Series B, Rev., 5.000%, 03/15/20	2,146
1,715	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series E, Rev., 5.000%, 02/15/29	1,975

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Special Tax — continued
10	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.000%, 12/15/22	11
2,000	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.000%, 03/15/28	2,243
	New York State Urban Development Corp., State Personal Income Tax,
2,500	Series A, Rev., 5.000%, 03/15/27	3,015
3,000	Series A, Rev., 5.000%, 03/15/31	3,533
2,500	Series A, Rev., 5.000%, 03/15/32	2,978
	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment,
2,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/23	2,457
5,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/25	6,407

		29,040

	Transportation — 18.2%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
4,000	Series A, Rev., Zero Coupon, 11/15/30	2,673
1,020	Series A, Rev., 5.250%, 11/15/34	1,246
2,500	Metropolitan Transportation Authority, Green Bonds, Series A-1, Rev., 5.000%, 11/15/31	2,981
	Metropolitan Transportation Authority, Transportation,
2,000	Series A-1, Rev., 4.000%, 11/15/33	2,163
2,000	Series A-1, Rev., 5.000%, 11/15/32	2,372
2,000	Series B, Rev., 5.000%, 11/15/31	2,348
385	Series C, Rev., 6.250%, 11/15/23	415
1,500	Subseries C-1, Rev., 5.250%, 11/15/30	1,815
2,000	Subseries D-1, Rev., 5.000%, 11/15/31	2,367
	New York State Thruway Authority,
2,000	Series H, Rev., NATL-RE, 5.000%, 01/01/20	2,047
1,000	Series K, Rev., 5.000%, 01/01/28	1,188
	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,
6,000	Series A, Rev., 5.000%, 04/01/26	6,638
3,000	Series A-1, Rev., 5.000%, 04/01/26	3,221
2,000	New York State Thruway Authority, Junior Indebtedness, Series 2016A, Rev., 5.000%, 01/01/34	2,330
2,000	New York State Thruway Authority, Local Highway & Bridge Service Contract, Rev., 5.000%, 04/01/19	2,149
2,000	Port Authority of New York & New Jersey, Consolidated 147, Series 147, Rev., NATL-RE, FGIC, 5.000%, 10/15/21	2,002
4,000	Port Authority of New York & New Jersey, Consolidated 151, Series 151, Rev., 5.250%, 09/15/23	4,134
5,000	Port Authority of New York & New Jersey, Consolidated 152, Series 152, Rev., 5.000%, 11/01/22	5,184
2,020	Port Authority of New York & New Jersey, Consolidated 184, Series 184, Rev., 5.000%, 09/01/30	2,417
	Port Authority of New York & New Jersey, Consolidated 185,
1,000	Series 185, Rev., AMT, 5.000%, 09/01/28	1,164
2,000	Series 185, Rev., AMT, 5.000%, 09/01/30	2,304
2,000	Port Authority of New York & New Jersey, Consolidated 186, Series 186, Rev., AMT, 5.000%, 10/15/27	2,349
	Triborough Bridge & Tunnel Authority,
935	Series A-2, Rev., 5.000%, 11/15/23	991
1,010	Series C, Rev., 5.000%, 11/15/21	1,071
1,455	Series C, Rev., 5.000%, 11/15/23	1,541
1,915	Subseries D, Rev., 5.000%, 11/15/23	2,028
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
1,000	Series A, Rev., 5.000%, 11/15/31	1,213
2,000	Series A, Rev., 5.000%, 11/15/33	2,399
2,500	Series B, Rev., 5.000%, 11/15/29	3,113
2,000	Series B, Rev., 5.000%, 11/15/30	2,474
1,100	Series B, Rev., 5.000%, 11/15/31	1,351
1,500	Series B, Rev., 5.000%, 11/15/33	1,814
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Capital Appreciation,
2,000	Series 2013A, Subseries A, Rev., Zero Coupon, 11/15/30	1,319
3,000	Subseries A, Rev., Zero Coupon, 11/15/32	1,818

		76,639

	Utility — 4.7%
5,000	Long Island Power Authority, Electric System, Series A, Rev., AGM, Zero Coupon, 06/01/21	4,686
2,500	New York State Power Authority, Series C, Rev., NATL-RE, 5.000%, 11/15/20	2,547

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — continued
	Utility Debt Securitization Authority,
2,500	Rev., 5.000%, 12/15/32	3,008
3,000	Series A, Rev., 5.000%, 12/15/33	3,633
4,000	Series A, Rev., 5.000%, 12/15/34	4,826
1,000	Series TE, Rev., 5.000%, 12/15/30	1,188

		19,888

	Water & Sewer — 7.8%
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/25	1,118
6,600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series HH, Rev., 5.000%, 06/15/26	7,557
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012, Series EE, Rev., 5.000%, 06/15/28	4,695
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
2,000	Series DD, Rev., 5.000%, 06/15/29	2,402
2,000	Series EE, Rev., 5.000%, 06/15/28	2,417
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution,
1,500	Series A, Rev., 5.000%, 06/15/27	1,825
2,150	Series A, Rev., 5.000%, 06/15/31	2,625
2,000	Series A, Rev., 5.000%, 06/15/32	2,430
2,000	Series A, Rev., 5.000%, 06/15/33	2,394
4,175	Series B, Rev., 5.500%, 10/15/25 (p)	5,368

		32,831

	Total New York	409,138

	Puerto Rico — 0.5%
	Transportation — 0.5%
1,920	Puerto Rico Highway & Transportation Authority, (Puerto Rico), Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	2,014

	Total Municipal Bonds (Cost $390,825)	412,557

SHARES
Short-Term Investment — 0.7%
	Investment Company — 0.7%
2,998	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.660% (b) (l) (Cost $2,998)	2,998

	Total Investments — 98.9% (Cost $393,823)	415,555
	Other Assets in Excess of Liabilities — 1.1%	4,774

	NET ASSETS — 100.0%	$420,329

Percentages indicated are based on net assets.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GO	—	General Obligation
IBC	—	Insured Bond Certificates
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,033
Aggregate gross unrealized depreciation	(301)

Net unrealized appreciation/depreciation	$21,732

Federal income tax cost of investments	$393,823

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,998	$412,557	$—	$415,555

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2017.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Note — 0.0% (g)
	New York — 0.0% (g)
16,225	New York State Housing Finance Agency, 222 East 44th Street Housing, Series B, Rev., VRDO, LOC: Bank of China, 1.050%, 06/01/17 (Cost $16,225)	16,225

Repurchase Agreements — 10.8%
200,000	BNP Paribas, 1.160%, dated 05/31/17, due 06/06/17, repurchase price $200,039, collateralized by Asset-Backed Securities, 0.000% - 1.760%, due 05/15/20 - 04/24/26, Collateralized Mortgage Obligations, 0.000%, due 01/28/70, Corporate Bonds, 3.448% - 10.000%, due 04/16/21 - 12/15/44 and FNMA Connecticut Avenue Securities, 0.000% - 6.324%, due 10/25/23 - 11/26/29, with a value of $216,057.	200,000
87,500	Citigroup Global Markets, Inc., 1.710%, dated 05/31/17, due 07/20/17, repurchase price $87,708, collateralized by Asset-Backed Securities, 0.825%, due 07/03/46 and Collateralized Mortgage Obligations, 1.382% - 6.000%, due 07/15/30 - 07/20/47, with a value of $95,773.	87,500
237,500	Citigroup Global Markets, Inc., 1.710%, dated 05/31/17, due 07/20/17, repurchase price $238,064, collateralized by Certificates Of Deposit, 1.380%, due 11/09/18, Corporate Bonds, 1.402% - 13.850%, due 06/22/17 - 07/02/64, Corporate Notes, 0.751% - 8.875%, due 04/25/18 - 01/01/49 and Municipal Debt Securities, 0.000%, due 09/01/22 - 11/01/42, with a value of $252,795.	237,500
150,000	Credit Suisse Securities USA LLC, 1.110%, dated 05/31/17, due 06/01/17, repurchase price $150,005, collateralized by Commercial Paper, 0.000% - 1.344%, due 06/26/17 - 12/01/17, with a value of $157,502.	150,000
300,000	Credit Suisse Securities USA LLC, 1.494%, dated 05/31/17, due 07/05/17, repurchase price $300,436, collateralized by Collateralized Mortgage Obligations, 1.204% - 13.241%, due 01/25/19 - 02/25/57 and Commercial Paper, 0.000%, due 06/01/17 - 08/22/17, with a value of $319,928.	300,000
275,000	HSBC Securities USA, Inc., 1.160%, dated 05/31/17, due 06/01/17, repurchase price $275,009, collateralized by Corporate Bonds, 3.875% - 10.750%, due 02/15/19 - 11/01/43 and Corporate Notes, 5.750%, due 01/15/25, with a value of $297,002.	275,000
125,000	Merrill Lynch PFS, Inc., 1.610%, dated 05/31/17, due 07/05/17, repurchase price $125,196, collateralized by Collateralized Mortgage Obligations, 3.148% - 6.500%, due 02/27/37 - 09/27/47, with a value of $135,000.	125,000
580,250	Merrill Lynch PFS, Inc., 1.610%, dated 05/31/17, due 07/05/17, repurchase price $581,158, collateralized by Asset-Backed Securities, 0.000% - 9.112%, due 09/16/19 - 07/25/60, Certificates Of Deposit, 0.000% - 1.524%, due 06/21/17 - 05/18/18, Collateralized Mortgage Obligations, 2.696% - 7.000%, due 09/27/35 - 01/24/47, Commercial Paper, 0.000%, due 06/01/17 - 05/16/18, Corporate Bonds, 1.900% - 6.700%, due 01/15/18 - 09/15/15, Corporate Notes, 2.331% - 5.850%, due 01/16/18 - 12/09/45 and Sovereign Government Securities, 5.625% - 13.625%, due 08/15/18 - 07/28/45, with a value of $612,678.	580,250
546,000	Societe Generale SA, 1.110%, dated 05/31/17, due 06/01/17, repurchase price $546,017, collateralized by Corporate Bonds, 3.100% - 10.750%, due 09/13/17 - 12/31/99, Corporate Notes, 0.000% - 7.250%, due 02/27/18 - 01/25/22 and Sovereign Government Securities, 4.250% - 12.250%, due 04/03/18 - 05/30/40, with a value of $588,315.	546,000
670,000	Societe Generale SA, 1.150%, dated 05/31/17, due 06/07/17, repurchase price $670,150, collateralized by Corporate Bonds, 2.786% - 11.500%, due 10/24/17 - 11/15/95, Corporate Notes, 3.231% - 8.000%, due 11/13/19 - 05/24/28 and Sovereign Government Securities, 4.250% - 11.875%, due 04/03/18 - 02/17/45, with a value of $721,479.	670,000
240,000	Wells Fargo Securities LLC, 1.110%, dated 05/31/17, due 06/02/17, repurchase price $240,015, collateralized by Collateralized Mortgage Obligations, 1.396% - 4.981%, due 09/17/46 - 03/25/57, Commercial Paper, 0.000%, due 06/01/17, Corporate Bonds, 1.625% - 12.750%, due 04/15/18 - 09/15/48, Corporate Notes, 0.000% - 2.125%, due 08/04/17 - 03/07/22 and Municipal Debt Securities, 0.000% - 6.519%, due 06/06/17 - 12/01/40, with a value of $255,954.	240,000
137,000	Wells Fargo Securities LLC, 1.110%, dated 05/31/17, due 06/06/17, repurchase price $137,025, collateralized by Asset-Backed Securities, 1.274% - 5.647%, due 09/15/30 - 07/03/50 and Commercial Paper, 0.000%, due 06/01/17, with a value of $144,993.	137,000

	Total Repurchase Agreements (Cost $3,548,250)	3,548,250

U.S. Treasury Obligations — 1.1%
	U.S. Treasury Note — 1.1%
250,000	0.750%, 10/31/17	249,609
95,000	2.250%, 11/30/17	95,520

	Total U.S. Treasury Obligations (Cost $345,510)	345,129

Weekly Demand Notes — 0.1%
	California — 0.1%
	City & County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments,
15,190	Series H-3, Rev., VRDO, LOC: Bank of China, 1.040%, 06/07/17	15,190
24,190	Series H-4, Rev., VRDO, LOC: Bank of China, 1.020%, 06/07/17	24,190

	Total Weekly Demand Notes (Cost $39,380)	39,380

Short-Term Investments — 86.2%
	Certificates of Deposit — 42.0%
	ABN AMRO Bank NV,
100,000	1.176%, 06/12/17	99,960
50,000	1.228%, 08/10/17	49,873
	Agricultural Bank of China Ltd.,
34,000	1.250%, 06/02/17	34,000
85,000	1.250%, 06/08/17	85,003
25,000	1.250%, 06/12/17	25,001
	Banco Del Estado De Chile,
90,000	1.110%, 06/08/17	90,002
25,000	VAR, 1.401%, 06/18/17	25,015
40,000	VAR, 1.464%, 06/19/17	40,011
	Bank of China Ltd.,
100,000	1.249%, 06/09/17	99,967
50,000	1.279%, 06/15/17	49,977
80,000	1.298%, 06/02/17	79,994

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Certificates of Deposit — continued
	Bank of Montreal,
25,000	1.140%, 07/10/17	25,001
200,000	VAR, 1.240%, 06/20/17	200,099
150,000	Bank of Nova Scotia, VAR, 1.575%, 07/13/17	150,253
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
150,000	1.360%, 07/24/17	150,066
100,000	1.400%, 10/31/17	100,043
	Banque Federative du Credit Mutuel SA,
29,000	1.148%, 07/03/17	28,975
165,000	1.305%, 08/14/17	164,593
165,000	1.350%, 08/01/17	165,056
102,000	BNP Paribas SA, VAR, 1.218%, 06/08/17	102,053
75,000	BPCE SA, 1.494%, 06/10/17	75,003
40,000	Canadian Imperial Bank of Commerce, VAR, 1.384%, 06/09/17	40,056
25,000	Chiba Bank Ltd., 1.150%, 07/05/17	25,001
	China Construction Bank Corp.,
218,400	1.250%, 06/02/17	218,401
75,000	1.250%, 06/16/17	75,000
25,000	1.270%, 06/12/17	25,001
250,000	1.450%, 07/10/17	250,025
150,000	Citibank NA, 1.240%, 07/18/17	150,039
	Commonwealth Bank of Australia,
60,000	VAR, 1.163%, 06/06/17	59,995
160,000	VAR, 1.260%, 06/20/17	160,014
120,000	VAR, 1.427%, 06/23/17	120,000
125,000	VAR, 1.432%, 06/16/17	125,026
	Cooperatieve Rabobank,
290,000	VAR, 1.415%, 06/01/17	290,208
230,000	VAR, 1.452%, 06/30/17	229,968
235,000	VAR, 1.465%, 08/10/17	235,000
200,000	VAR, 1.523%, 07/24/17	200,038
125,000	VAR, 1.553%, 07/17/17	125,210
	Credit Industriel et Commercial,
30,000	VAR, 1.144%, 06/10/17	30,006
66,000	VAR, 1.292%, 06/16/17	66,042
25,000	VAR, 1.300%, 06/21/17	25,016
40,000	VAR, 1.305%, 06/28/17	40,025
190,000	Danske Bank, 1.148%, 07/12/17	189,764
	Dexia Credit Local SA,
390,000	VAR, 1.233%, 06/04/17	390,050
100,000	VAR, 1.274%, 06/26/17	100,006
5,000	VAR, 1.279%, 06/24/17	5,000
135,000	VAR, 1.503%, 06/08/17	135,018
24,000	DZ Bank AG, VAR, 1.297%, 06/30/17	24,001
	Industrial & Commercial Bank of China Ltd.,
200,000	1.250%, 06/05/17	200,002
177,000	1.250%, 06/12/17	177,002
90,000	1.250%, 06/16/17	90,000
	ING Bank NV,
193,000	VAR, 1.194%, 06/09/17	193,000
400,000	VAR, 1.202%, 06/05/17	400,000
95,000	VAR, 1.244%, 06/12/17	95,000
	KBC Bank NV,
150,000	0.920%, 06/06/17	149,999
100,000	1.198%, 07/07/17	99,874
190,000	1.198%, 07/12/17	189,724
25,000	1.227%, 06/22/17	24,981
100,000	1.249%, 08/04/17	99,763
100,000	1.250%, 08/14/17	99,722
173,000	Landesbank Hessen-Thueringen, 1.250%, 09/18/17	173,084
	Mitsubishi UFJ Trust & Banking Corp.,
197,000	VAR, 1.184%, 06/10/17	197,018
75,000	VAR, 1.329%, 06/15/17	75,043
50,000	1.373%, 07/27/17	49,910
60,000	1.383%, 07/31/17	59,883
100,000	1.416%, 10/04/17	99,541
75,000	1.417%, 10/18/17	74,608
50,000	1.420%, 10/11/17	50,015
	Mizuho Bank Ltd.,
50,000	VAR, 1.216%, 06/24/17	49,994
60,000	VAR, 1.245%, 06/03/17	60,015
50,000	1.255%, 08/30/17	49,840
125,000	VAR, 1.293%, 06/05/17	125,050
50,000	VAR, 1.293%, 06/06/17	50,020
160,000	VAR, 1.393%, 06/06/17	160,150
100,000	VAR, 1.417%, 06/23/17	100,092
30,000	VAR, 1.602%, 06/05/17	30,020
35,000	Mizuho Corporate Bank Ltd., 1.374%, 08/10/17	34,914
	National Australia Bank Ltd.,
235,000	VAR, 1.343%, 07/03/17	235,035
143,000	VAR, 1.431%, 06/17/17	143,102
50,000	VAR, 1.493%, 06/30/17	50,056
100,000	VAR, 1.513%, 06/06/17	100,173
40,000	VAR, 1.520%, 08/02/17	40,056
175,000	National Bank of Canada, VAR, 1.133%, 06/06/17	175,046
50,000	Natixis SA, VAR, 1.404%, 06/10/17	50,034
	Norinchukin Bank,
81,000	1.334%, 08/16/17	80,796
90,000	1.360%, 07/28/17	90,046
	Oversea-Chinese Banking Corp. Ltd.
77,000	VAR, 1.170%, 06/20/17	77,020
20,000	Class C, VAR, 1.262%, 06/07/17	20,001
	Royal Bank of Canada,
117,000	VAR, 1.312%, 06/16/17	117,139
165,000	VAR, 1.478%, 07/19/17	165,359
55,000	VAR, 1.509%, 06/12/17	55,133
24,000	Skandinaviska Enskilda Banken AB, VAR, 1.280%, 06/21/17	23,999
	Standard Chartered Bank,
100,000	1.030%, 06/02/17	100,001
45,000	1.207%, 06/16/17	44,980
135,000	1.208%, 07/10/17	134,843
190,000	1.208%, 07/12/17	189,766
60,000	1.229%, 08/04/17	59,875
	Sumitomo Mitsui Banking Corp.,
87,000	VAR, 1.202%, 06/09/17	86,990
30,000	VAR, 1.264%, 06/19/17	30,010
100,000	VAR, 1.264%, 06/07/17	100,039
150,000	VAR, 1.293%, 06/04/17	150,076
60,000	VAR, 1.295%, 06/24/17	60,019
195,000	VAR, 1.342%, 06/03/17	195,114
60,000	VAR, 1.345%, 06/01/17	60,034
72,500	VAR, 1.592%, 06/03/17	72,545
50,000	VAR, 1.593%, 06/06/17	50,032
86,536	VAR, 1.595%, 06/03/17	86,587
	Sumitomo Mitsui Trust Bank Ltd.,
100,000	VAR, 1.294%, 06/27/17	100,028
50,000	1.353%, 07/27/17	49,910
75,000	VAR, 1.592%, 06/04/17	75,047
85,000	VAR, 1.595%, 06/03/17	85,050
	Sumitomo Trust and Banking,
25,000	1.354%, 08/14/17	24,938

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Certificates of Deposit — continued
50,000	1.427%, 10/10/17	49,756
	Svenska Handelsbanken AB,
237,000	VAR, 1.174%, 06/30/17	237,000
125,000	VAR, 1.207%, 06/21/17	125,064
70,000	VAR, 1.270%, 06/22/17	70,050
125,000	VAR, 1.393%, 06/04/17	125,095
115,000	VAR, 1.399%, 06/18/17	115,099
125,000	VAR, 1.420%, 08/16/17	125,099
	Toronto-Dominion Bank (The),
100,000	VAR, 1.259%, 06/18/17	99,982
60,000	VAR, 1.330%, 06/20/17	60,075
25,000	VAR, 1.332%, 06/30/17	24,995
60,000	VAR, 1.341%, 06/17/17	59,991
100,000	VAR, 1.410%, 06/21/17	100,146
50,000	VAR, 1.455%, 06/02/17	50,059
61,000	VAR, 1.475%, 07/10/17	61,099
160,000	VAR, 1.512%, 06/05/17	160,339
25,000	VAR, 1.524%, 06/19/17	25,048
35,000	VAR, 1.529%, 06/18/17	35,074
150,000	VAR, 1.558%, 07/17/17	150,265
	Wells Fargo Bank NA,
100,000	VAR, 1.254%, 06/19/17	100,083
100,000	VAR, 1.505%, 07/09/17	100,231
135,000	VAR, 1.536%, 07/21/17	135,246
25,000	VAR, 1.559%, 08/08/17	25,050
125,000	VAR, 1.580%, 07/07/17	125,238
100,000	Westpac Banking Corp., VAR, 1.514%, 06/10/17	100,244

		13,871,326

	Commercial Paper — 12.4% (n)
50,000	Agricultural Bank of China Ltd., 1.452%, 07/14/17 (e)	49,922
30,000	Alpine Securitization Ltd., VAR, 1.333%, 06/26/17 (e)	30,000
20,000	Antalis SA, 1.200%, 06/06/17 (e)	19,997
77,600	Atlantic Asset Securitization LLC, 1.151%, 07/07/17 (e)	77,514
200,000	Bank of China Ltd., 1.261%, 06/16/17	199,901
60,000	Bank of Nova Scotia, VAR, 1.410%, 06/21/17 (e)	60,109
31,400	Barton Capital LLC, 1.212%, 07/14/17 (e)	31,357
	Bedford Row Funding Corp.,
25,000	VAR, 1.306%, 07/20/17 (e)	25,014
102,000	VAR, 1.342%, 06/20/17 (e)	102,104
18,000	VAR, 1.449%, 06/17/17 (e)	18,036
25,000	VAR, 1.529%, 06/21/17 (e)	25,061
100,000	VAR, 1.566%, 07/18/17 (e)	100,172
42,000	VAR, 1.594%, 06/05/17 (e)	42,105
	Canadian Imperial Bank of Commerce,
100,000	VAR, 1.154%, 06/21/17 (e)	100,039
25,000	VAR, 1.550%, 06/20/17 (e)	25,062
75,000	VAR, 1.584%, 06/22/17 (e)	75,167
	Cancara Asset Securitisation LLC,
100,000	1.000%, 06/08/17 (e)	99,979
28,000	1.143%, 08/15/17(e)	27,933
95,000	China Construction Bank Corp., 1.382%, 07/05/17 (e)	94,877
	Commonwealth Bank of Australia,
36,000	VAR, 1.399%, 06/22/17 (e)	36,082
50,000	VAR, 1.412%, 08/21/17 (e)	50,041
97,000	VAR, 1.419%, 06/17/17 (e)	97,232
15,000	VAR, 1.477%, 06/23/17 (e)	15,015
10,000	VAR, 1.504%, 06/28/17 (e)	10,011
125,000	VAR, 1.509%, 06/12/17 (e)	125,325
50,000	VAR, 1.509%, 06/13/17 (e)	50,131
73,000	VAR, 1.517%, 07/26/17 (e)	73,118
	Crown Point Capital Co. LLC,
78,000	1.456%, 09/22/17 (e)	77,695
100,000	VAR, 1.739%, 06/17/17 (e)	100,158
25,000	DBS Bank Ltd., 1.121%, 07/06/17 (e)	24,977
	Erste Abwicklungsanstalt,
35,000	VAR, 1.189%, 06/16/17 (e)	35,012
150,000	VAR, 1.264%, 06/27/17 (e)	150,062
37,000	Fairway Finance Co. LLC, VAR, 1.121%, 06/17/17 (e)	37,001
75,000	ING US Funding LLC, VAR, 1.139%, 06/15/17	74,989
	Liberty Street Funding LLC,
63,750	1.244%, 09/12/17 (e)	63,526
40,000	1.245%, 09/15/17 (e)	39,855
	LMA-Americas LLC,
50,000	1.200%, 06/15/17 (e)	49,980
22,000	1.439%, 11/13/17 (e)	21,858
100,000	Macquarie Bank Ltd., 1.030%, 06/01/17 (e)	99,998
34,000	Manhattan Asset Funding Co. LLC, 1.020%, 06/16/17 (e)	33,985
73,000	Matchpoint Finance plc, 1.421%, 06/15/17 (e)	72,968
73,500	Mitsubishi UFJ Trust & Banking Corp., 1.172%, 07/19/17 (e)	73,401
25,000	National Australia Bank Ltd., VAR, 1.404%, 06/07/17 (e)	25,046
	Nieuw Amsterdam Receivables Corp.,
97,000	1.163%, 08/15/17 (e)	96,763
90,000	1.172%, 08/02/17 (e)	89,824
50,000	NRW Bank, 1.117%, 07/21/17 (e)	49,924
	Oversea-Chinese Banking Corp. Ltd.,
40,000	VAR, 1.199%, 06/15/17 (e)	40,026
50,000	VAR, 1.338%, 07/12/17 (e)	50,021
	Ridgefield Funding Co. LLC,
44,450	1.200%, 06/13/17 (e)	44,435
118,000	1.221%, 07/10/17 (e)	117,862
60,000	VAR, 1.343%, 06/07/17 (e)	60,051
	Starbird Funding Corp.,
30,000	1.421%, 06/14/17 (e)	29,988
11,000	1.421%, 06/16/17 (e)	10,995
62,500	Sumitomo Mitsui Trust Bank Ltd., 1.100%, 06/08/17 (e)	62,488
	Thunder Bay Funding LLC,
50,000	VAR, 1.401%, 06/17/17 (e)	50,065
75,000	VAR, 1.423%, 06/03/17 (e)	75,060
250,000	Toronto-Dominion Bank (The), VAR, 1.122%, 06/05/17 (e)	250,009
	Toyota Motor Credit Corp.,
92,000	VAR, 1.239%, 06/15/17	92,071
75,000	VAR, 1.275%, 06/03/17	75,070
	Versailles LLC,
25,000	1.161%, 07/12/17 (e)	24,969
48,400	1.171%, 07/10/17 (e)	48,344
	Westpac Banking Corp.,
35,000	VAR, 1.219%, 06/20/17 (e)	35,021
42,000	VAR, 1.399%, 06/21/17 (e)	42,080
45,000	VAR, 1.402%, 06/21/17 (e)	45,087
	Westpac Securities NZ Ltd.,
24,000	VAR, 1.253%, 06/07/17 (e)	24,013
25,000	VAR, 1.435%, 06/01/17 (e)	25,000

		4,080,981

	Time Deposits — 31.8%
500,000	ABN AMRO Bank NV, 0.960%, 06/06/17	500,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Time Deposits — continued
	Australia & New Zealand Banking Group Ltd.,
500,000	0.830%, 06/01/17	500,000
250,000	0.940%, 06/01/17	250,000
295,000	Chiba Bank Ltd., 0.940%, 06/01/17	295,000
750,000	China Construction Bank Corp., 0.950%, 06/01/17	750,000
150,000	Citibank NA, 0.930%, 06/01/17	150,000
255,897	Credit Agricole Corporate & Investment Bank, 0.830%, 06/01/17	255,897
1,000,000	Credit Industriel et Commercial, 0.830%, 06/01/17	1,000,000
1,000,000	DNB Bank ASA, 0.830%, 06/01/17	1,000,000
700,000	Industrial & Commercial Bank of China Ltd., 0.950%, 06/01/17	700,000
500,000	ING Bank NV, 0.970%, 06/06/17	500,000
500,000	KBC Bank NV, 0.840%, 06/01/17	500,000
542,126	Natixis SA, 0.830%, 06/01/17	542,126
1,000,000	Nordea Bank AB, 0.830%, 06/01/17	1,000,000
1,350,000	Skandinaviska Enskilda Banken AB, 0.830%, 06/01/17	1,350,000
1,200,000	Swedbank AB, 0.830%, 06/01/17	1,200,000

		10,493,023

	Total Short-Term Investments (Cost $28,436,608)	28,445,330

	Total Investments — 98.2% (Cost $32,385,973)	32,394,314
	Other Assets in Excess of Liabilities — 1.8%	591,708

	NET ASSETS — 100.0%	$32,986,022

Percentages indicated are based on net assets.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

FNMA	—	Federal National Mortgage Association
LOC	—	Letter of Credit
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2017.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(n)	—	The rate shown is the effective yield as of May 31, 2017.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(g)	—	Amount rounds to less than 0.05%.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,301
Aggregate gross unrealized depreciation	(960)

Net unrealized appreciation/depreciation	$8,341

Federal income tax cost of investments	$32,385,973

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”). As of October 1, 2016, consistent with the amendments to Rule 2a-7 under the 1940 Act, the Fund established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotation are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – Quoted prices in active markets for identical securities.

• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$32,394,314	$—	$32,394,314

(a)	All portfolio holdings designated as level 2 are disclosed individually on the SOI. Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2017.

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 38.4%
	Fixed Income — 38.4%
674,262	iShares Core U.S. Aggregate Bond Fund (Cost $74,275,115)	74,006,997

Investment Companies — 60.6% (b)
	Fixed Income — 60.6%
5,374,322	JPMorgan Core Bond Fund, Class R6 Shares	62,664,600
1,927,887	JPMorgan Corporate Bond Fund, Class R6 Shares	19,510,213
993,189	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	8,223,601
177,284	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	1,485,642
3,345,225	JPMorgan High Yield Fund, Class R6 Shares	25,055,734

	Total Investment Companies (Cost $115,537,710)	116,939,790

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
600,000	U.S. Treasury Note, 0.750%, 01/31/18 (k) (Cost $599,450)	598,242

SHARES
Short-Term Investment — 0.6%
	Investment Company — 0.6%
1,100,968	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.660% (b) (l) (Cost $1,100,968)	1,100,968

	Total Investments — 99.9% (Cost $191,513,243)	192,645,997
	Other Assets in Excess of Liabilities — 0.1%	231,672

	NET ASSETS — 100.0%	$192,877,669

Percentages indicated are based on net assets.

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
40	10 Year Australian Government Bond	06/15/17	AUD	3,913,815	$173,956
28	10 Year U.S. Treasury Note	09/20/17	USD	3,536,312	13,071
	Short Futures Outstanding
(44)	Euro Bund	06/08/17	EUR	(8,023,055)	(55,516)
(19)	10 Year Canadian Government Bond	09/20/17	CAD	(2,045,927)	(15,823)
(48)	5 Year U.S. Treasury Note	09/29/17	USD	(5,679,000)	(10,601)

					$105,087

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
USD	—	United States Dollar
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of May 31, 2017.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,402,080
Aggregate gross unrealized depreciation	(269,326)

Net unrealized appreciation/depreciation	$1,132,754

Federal income tax cost of investments	$191,513,243

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$192,047,755	$598,242	$—	$192,645,997

Appreciation in Other Financial Instruments
Futures Contracts	$187,027	$—	$—	$187,027

Depreciation in Other Financial Instruments
Futures Contracts	$(81,940)	$—	$—	$(81,940)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2017.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.5%
750	Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.125%, 04/29/18	772
5	Continental Airlines Pass-Through Trust, Series 2006-ERJ1, 9.318%, 11/01/19 (e)	6

	Total Asset-Backed Securities (Cost $780)	778

Corporate Bonds — 83.7%
	Consumer Discretionary — 15.6%
	Auto Components — 0.6%
230	American Axle & Manufacturing, Inc., 6.250%, 03/15/21	237
515	Icahn Enterprises LP, 4.875%, 03/15/19	522
255	IHO Verwaltungs GmbH, (Germany), 4.125% , (cash), 09/15/21 (e) (v)	260

		1,019

	Automobiles — 0.5%
643	Fiat Chrysler Automobiles NV, (United Kingdom), 4.500%, 04/15/20	656
200	Jaguar Land Rover Automotive plc, (United Kingdom), 4.250%, 11/15/19 (e)	207

		863

	Hotels, Restaurants & Leisure — 5.2%
1,175	1011778 BC ULC, (Canada), 6.000%, 04/01/22 (e)	1,223
256	CCM Merger, Inc., 6.000%, 03/15/22 (e)	264
300	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	293
	GLP Capital LP,
40	4.375%, 04/15/21	42
1,415	4.875%, 11/01/20	1,499
1,035	International Game Technology, 7.500%, 06/15/19	1,131
815	International Game Technology plc, 5.625%, 02/15/20 (e)	862
	MGM Resorts International,
1,040	5.250%, 03/31/20	1,107
200	6.625%, 12/15/21	225
156	Ruby Tuesday, Inc., 7.625%, 05/15/20	148
780	Scientific Games International, Inc., 7.000%, 01/01/22 (e)	833
108	Seminole Hard Rock Entertainment, Inc., 5.875%, 05/15/21 (e)	109
314	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	334
	Yum! Brands, Inc.,
225	3.750%, 11/01/21	229
155	3.875%, 11/01/20	159

		8,458

	Household Durables — 1.7%
	CalAtlantic Group, Inc.,
415	8.375%, 05/15/18	439
235	8.375%, 01/15/21	277
1,192	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	1,219
582	New Home Co., Inc. (The), 7.250%, 04/01/22 (e)	602
250	PulteGroup, Inc., 4.250%, 03/01/21	259

		2,796

	Media — 7.0%
500	Altice Financing SA, (Luxembourg), 6.500%, 01/15/22 (e)	524
	Cablevision Systems Corp.,
385	7.750%, 04/15/18	401
458	8.000%, 04/15/20	514
65	8.625%, 09/15/17	66
1,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 03/15/20	1,005
	CSC Holdings LLC,
292	6.750%, 11/15/21	323
1,140	8.625%, 02/15/19	1,251
	DISH DBS Corp.,
650	4.625%, 07/15/17	651
770	5.125%, 05/01/20	812
1,479	7.875%, 09/01/19	1,641
871	NAI Entertainment Holdings, 5.000%, 08/01/18 (e)	874
400	Outfront Media Capital LLC, 5.250%, 02/15/22	416
2,325	Sirius XM Radio, Inc., 4.250%, 05/15/20 (e)	2,358
500	TEGNA, Inc., 5.125%, 10/15/19	512

		11,348

	Multiline Retail — 0.6%
1,000	Dollar Tree, Inc., 5.250%, 03/01/20	1,030

	Total Consumer Discretionary	25,514

	Consumer Staples — 7.1%
	Beverages — 0.1%
89	DS Services of America, Inc., (Canada), 10.000%, 09/01/21 (e)	95

	Food & Staples Retailing — 4.0%
325	Rite Aid Corp., 6.750%, 06/15/21	329
	Safeway, Inc.,
502	3.950%, 08/15/20	497
2,740	5.000%, 08/15/19	2,794
	SUPERVALU, Inc.,
1,560	6.750%, 06/01/21	1,593
1,530	7.750%, 11/15/22	1,572

		6,785

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — 2.0%
2,247	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	2,247
250	Darling Ingredients, Inc., 5.375%, 01/15/22	259
	JBS USA LUX SA, (Brazil),
186	7.250%, 06/01/21 (e)	186
600	8.250%, 02/01/20 (e)	604

		3,296

	Personal Products — 1.0%
786	Nature’s Bounty Co. (The), 7.625%, 05/15/21 (e)	822
820	Revlon Consumer Products Corp., 5.750%, 02/15/21	767

		1,589

	Total Consumer Staples	11,765

	Energy — 13.6%
	Energy Equipment & Services — 3.2%
97	Ensco plc, 4.700%, 03/15/21	98
1,022	KCA Deutag UK Finance plc, (United Kingdom), 7.250%, 05/15/21 (e)	962
964	Nabors Industries, Inc., 4.625%, 09/15/21	970
388	Precision Drilling Corp., (Canada), 6.500%, 12/15/21	393
	SESI LLC,
562	6.375%, 05/01/19	554
276	7.125%, 12/15/21	275
818	Shelf Drilling Holdings Ltd., (United Arab Emirates), 9.500%, 11/02/20 (e)	822
303	Transocean, Inc., 8.125%, 12/15/21	316
	Weatherford International Ltd.,
415	5.125%, 09/15/20	416
391	7.750%, 06/15/21	413

		5,219

	Oil, Gas & Consumable Fuels — 10.4%
	Antero Resources Corp.,
1,165	5.125%, 12/01/22	1,177
1,036	5.375%, 11/01/21	1,066
362	California Resources Corp., 8.000%, 12/15/22 (e)	271
	Chesapeake Energy Corp.,
409	6.125%, 02/15/21	415
270	6.625%, 08/15/20	282
55	8.000%, 12/15/22 (e)	59
163	VAR, 3.571%, 04/15/19	161
79	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	81
577	Continental Resources, Inc., 5.000%, 09/15/22	578
150	DCP Midstream Operating LP, 5.350%, 03/15/20 (e)	157
316	Encana Corp., (Canada), 3.900%, 11/15/21	328
415	Energy Transfer Equity LP, 7.500%, 10/15/20	464
1,051	EP Energy LLC, 9.375%, 05/01/20	949
645	Genesis Energy LP, 5.750%, 02/15/21	656
680	NGL Energy Partners LP, 5.125%, 07/15/19	682
800	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	819
780	NuStar Logistics LP, 4.800%, 09/01/20	813
	Oasis Petroleum, Inc.,
462	6.500%, 11/01/21	468
232	6.875%, 03/15/22	234
46	Peabody Energy Corp., 6.000%, 03/31/22 (e)	46
	QEP Resources, Inc.,
366	6.800%, 04/01/18	376
162	6.800%, 03/01/20	169
298	6.875%, 03/01/21	313
800	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	840
227	RSP Permian, Inc., 6.625%, 10/01/22	239
158	SM Energy Co., 6.500%, 11/15/21	160
	Sunoco LP,
1,000	5.500%, 08/01/20	1,032
211	6.250%, 04/15/21	223
800	Targa Resources Partners LP, 4.125%, 11/15/19	812
1,000	Tesoro Logistics LP, 5.500%, 10/15/19	1,058
401	Ultra Resources, Inc., 6.875%, 04/15/22 (e)	405
1,356	Whiting Petroleum Corp., 5.000%, 03/15/19	1,352
410	Williams Cos., Inc. (The), 7.875%, 09/01/21	480

		17,165

	Total Energy	22,384

	Financials — 4.4%
	Banks — 1.3%
545	Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18 (x) (y)	582
966	CIT Group, Inc., 3.875%, 02/19/19	991
575	Citigroup, Inc., Series Q, VAR, 5.950%, 08/15/20 (x) (y)	606

		2,179

	Capital Markets — 0.1%
204	Goldman Sachs Group, Inc. (The), Series L, VAR, 5.700%, 05/10/19 (x) (y)	211

	Consumer Finance — 1.8%
	Ally Financial, Inc.,
556	3.250%, 11/05/18	565
270	3.500%, 01/27/19	274
1,700	4.750%, 09/10/18	1,750

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
	Springleaf Finance Corp.,
26	7.750%, 10/01/21	28
119	8.250%, 12/15/20	132

		2,749

	Diversified Financial Services — 0.7%
170	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	170
300	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	261
705	Nationstar Mortgage LLC, 6.500%, 07/01/21	720

		1,151

	Insurance — 0.1%
235	CNO Financial Group, Inc., 4.500%, 05/30/20	243

	Thrifts & Mortgage Finance — 0.4%
296	Ladder Capital Finance Holdings LLLP, 5.250%, 03/15/22 (e)	304
360	Radian Group, Inc., 7.000%, 03/15/21	404

		708

	Total Financials	7,241

	Health Care — 8.0%
	Health Care Providers & Services — 6.3%
450	Centene Corp., 5.625%, 02/15/21	470
	Community Health Systems, Inc.,
445	6.875%, 02/01/22	395
375	7.125%, 07/15/20	369
400	8.000%, 11/15/19	402
1,835	Envision Healthcare Corp., 5.625%, 07/15/22	1,915
885	HCA Healthcare, Inc., 6.250%, 02/15/21	967
	HCA, Inc.,
521	3.750%, 03/15/19	532
620	4.250%, 10/15/19	646
700	6.500%, 02/15/20	769
825	IASIS Healthcare LLC, 8.375%, 05/15/19	835
	Tenet Healthcare Corp.,
658	5.000%, 03/01/19	671
350	6.250%, 11/01/18	370
70	7.500%, 01/01/22 (e)	76
685	8.125%, 04/01/22	724
1,365	VAR, 4.631%, 06/15/20	1,375

		10,516

	Pharmaceuticals — 1.7%
	Valeant Pharmaceuticals International, Inc.,
355	5.375%, 03/15/20 (e)	331
1,620	6.375%, 10/15/20 (e)	1,516
391	6.500%, 03/15/22 (e)	410
97	6.750%, 08/15/18 (e)	98
385	7.000%, 10/01/20 (e)	368

		2,723

	Total Health Care	13,239

	Industrials — 7.3%
	Aerospace & Defense — 1.5%
564	Arconic, Inc., 5.720%, 02/23/19	597
	Bombardier, Inc., (Canada),
554	4.750%, 04/15/19 (e)	563
740	8.750%, 12/01/21 (e)	821
400	TransDigm, Inc., 5.500%, 10/15/20	410

		2,391

	Airlines — 0.6%
536	Allegiant Travel Co., 5.500%, 07/15/19	554
359	American Airlines Group, Inc., 5.500%, 10/01/19 (e)	375
77	United Continental Holdings, Inc., 6.000%, 12/01/20	83

		1,012

	Building Products — 0.7%
320	Airxcel, Inc., 8.500%, 02/15/22 (e)	335
350	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	318
435	Summit Materials LLC, 8.500%, 04/15/22	488

		1,141

	Commercial Services & Supplies — 2.6%
1,470	ADT Corp. (The), 6.250%, 10/15/21	1,617
225	Harland Clarke Holdings Corp., 6.875%, 03/01/20 (e)	233
1,770	ILFC E-Capital Trust I, VAR, 4.660%, 12/21/65 (e)	1,698
750	Nielsen Finance LLC, 4.500%, 10/01/20	763

		4,311

	Machinery — 1.2%
300	Bluewater Holding BV, (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	260
1,026	Navistar International Corp., 8.250%, 11/01/21	1,038
640	Titan International, Inc., 6.875%, 10/01/20	660

		1,958

	Road & Rail — 0.2%
289	Park Aerospace Holdings Ltd., (Ireland), 5.250%, 08/15/22 (e)	303

	Trading Companies & Distributors — 0.5%
850	WESCO Distribution, Inc., 5.375%, 12/15/21	884

	Total Industrials	12,000

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Information Technology — 8.0%
	Electronic Equipment, Instruments & Components — 0.2%
375	Anixter, Inc., 5.625%, 05/01/19	395

	Internet Software & Services — 0.2%
292	InterActiveCorp., 4.875%, 11/30/18	295

	IT Services — 1.3%
2,040	Alliance Data Systems Corp., 5.875%, 11/01/21 (e)	2,111

	Semiconductors & Semiconductor Equipment — 0.6%
1,000	NXP BV, (Netherlands), 4.125%, 06/15/20 (e)	1,053

	Software — 2.5%
	CURO Financial Technologies Corp., 12.000%, 03/01/22 (e)	110
1,575	Infor Software Parent LLC, 7.125%, (cash), 05/01/21 (e) (v)	1,627
750	Infor US, Inc., 5.750%, 08/15/20 (e)	778
354	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	361
1,200	Symantec Corp., 4.200%, 09/15/20	1,260

		4,136

	Technology Hardware, Storage & Peripherals — 3.2%
	Diamond 1 Finance Corp.,
489	4.420%, 06/15/21 (e)	515
1,360	5.875%, 06/15/21 (e)	1,438
3,310	EMC Corp., 2.650%, 06/01/20	3,263

		5,216

	Total Information Technology	13,206

	Materials — 7.3%
	Chemicals — 1.6%
300	Ashland LLC, 3.875%, 04/15/18	305
	CF Industries, Inc.,
245	3.400%, 12/01/21 (e)	247
935	7.125%, 05/01/20	1,033
805	Hexion, Inc., 6.625%, 04/15/20	748
380	Momentive Performance Materials, Inc., 3.880%, 10/24/21	385

		2,718

	Construction Materials — 0.2%
243	Cemex SAB de CV, (Mexico), 6.500%, 12/10/19 (e)	256

	Containers & Packaging — 1.6%
1,000	Ardagh Packaging Finance plc, (Ireland), 4.250%, 09/15/22 (e)	1,022
300	Ball Corp., 4.375%, 12/15/20	315
375	Graphic Packaging International, Inc., 4.750%, 04/15/21	393
520	Reynolds Group Issuer, Inc., (New Zealand), VAR, 4.658%, 07/15/21 (e)	533
400	Sealed Air Corp., 6.500%, 12/01/20 (e)	446

		2,709

	Metals & Mining — 3.9%
315	AK Steel Corp., 7.625%, 10/01/21	325
155	Aleris International, Inc., 9.500%, 04/01/21 (e)	162
1,315	Anglo American Capital plc, (United Kingdom), 4.450%, 09/27/20 (e)	1,369
1,045	ArcelorMittal, (Luxembourg), 5.125%, 06/01/20	1,106
380	BlueScope Steel Finance Ltd., (Australia), 6.500%, 05/15/21 (e)	402
250	Constellium NV, (Netherlands), 7.875%, 04/01/21 (e)	269
346	FMG Resources August 2006 Pty. Ltd., (Australia), 4.750%, 05/15/22 (e)	350
	Freeport-McMoRan, Inc.,
325	3.100%, 03/15/20	320
500	6.500%, 11/15/20 (e)	517
390	Lundin Mining Corp., (Canada), 7.500%, 11/01/20 (e)	412
430	New Gold, Inc., (Canada), 7.000%, 04/15/20 (e)	438
310	Steel Dynamics, Inc., 5.125%, 10/01/21	320
310	United States Steel Corp., 8.375%, 07/01/21 (e)	340

		6,330

	Total Materials	12,013

	Real Estate — 1.8%
	Equity Real Estate Investment Trusts (REITs) — 1.8%
1,250	Equinix, Inc., 5.375%, 04/01/23	1,309
	Iron Mountain, Inc.,
1,000	4.375%, 06/01/21 (e)	1,038
543	6.000%, 10/01/20 (e)	566
104	VEREIT Operating Partnership LP, 4.125%, 06/01/21	109

	Total Real Estate	3,022

	Telecommunication Services — 7.1%
	Diversified Telecommunication Services — 3.0%
	CenturyLink, Inc.,
110	Series R, 5.150%, 06/15/17	110
438	Series S, 6.450%, 06/15/21	474
307	Series V, 5.625%, 04/01/20	325
	Frontier Communications Corp.,
352	7.125%, 03/15/19	372
1,210	8.500%, 04/15/20	1,283

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
1,533	Intelsat Jackson Holdings SA, (Luxembourg), 7.250%, 04/01/19	1,464
49	Level 3 Financing, Inc., 6.125%, 01/15/21	50
200	Virgin Media Secured Finance plc, (United Kingdom), 5.250%, 01/15/21	212
	Windstream Services LLC,
316	7.750%, 10/15/20	319
265	7.750%, 10/01/21	256

		4,865

	Wireless Telecommunication Services — 4.1%
605	Hughes Satellite Systems Corp., 7.625%, 06/15/21	687
750	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	779
	Sprint Communications, Inc.,
750	7.000%, 08/15/20	828
816	9.000%, 11/15/18 (e)	895
750	Sprint Corp., 7.250%, 09/15/21	851
	T-Mobile USA, Inc.,
1,617	4.000%, 04/15/22	1,676
1,000	6.500%, 01/15/24	1,083

		6,799

	Total Telecommunication Services	11,664

	Utilities — 3.5%
	Electric Utilities — 0.0% (g)
2,925	Texas Competitive Electric Holdings Co. LLC, 8.500%, 05/01/20 (d)	4

	Independent Power and Renewable Electricity Producers — 3.5%
	AES Corp.,
850	7.375%, 07/01/21	972
965	VAR, 4.055%, 06/01/19	968
1,000	Calpine Corp., 6.000%, 01/15/22 (e)	1,041
1,500	Dynegy, Inc., 6.750%, 11/01/19	1,543
956	GenOn Energy, Inc., 9.875%, 10/15/20	695
	Talen Energy Supply LLC,
183	4.625%, 07/15/19 (e)	178
500	9.500%, 07/15/22 (e)	440

		5,837

	Total Utilities	5,841

	Total Corporate Bonds (Cost $136,676)	137,889

SHARES
Common Stocks — 0.5%
	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
–(h)	Sabine Oil & Gas Holdings, Inc. (a)	5
–(h)	Southcross Holdco Equity (a)	48

	Total Energy	53

	Utilities — 0.5%
	Independent Power and Renewable Electricity Producers — 0.5%
48	Vistra Energy Corp.	714

	Total Common Stocks (Cost $832)	767

Preferred Stocks — 0.9%
	Financials — 0.9%
	Banks — 0.4%
23	GMAC Capital Trust I, Series 2, VAR, 6.967%, 02/15/40 ($25 par value)	597

	Insurance — 0.5%
1	XLIT Ltd., (Bermuda), Series D, VAR, 3.354%, 07/03/17 ($1,000 par value) @	891

	Total Preferred Stocks (Cost $1,493)	1,488

PRINCIPAL AMOUNT($)
Loan Assignments — 11.5%
	Consumer Discretionary — 4.9%
	Auto Components — 0.2%
395	Key Safety Systems, Inc., Initial Term Loan, VAR, 5.680%, 08/29/21	397

	Hotels, Restaurants & Leisure — 0.9%
741	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	743
592	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.545%, 12/09/20	594
94	Landry’s, Inc., 1st Lien Term Loan, VAR, 3.745%, 10/04/23	94

		1,431

	Internet & Direct Marketing Retail — 0.7%
1,273	Lands’ End, Inc., Initial Term B Loan, VAR, 4.295%, 04/04/21	1,089

	Leisure Products — 0.5%
760	Delta 2 Sarl, USD Facility B-3, VAR, 4.568%, 02/01/24	761

	Media — 2.3%
303	Charter Communications Operating LLC, 1st Lien Term Loan I, VAR, 3.295%, 01/15/24	305
720	iHeartCommunications, Inc., Term Loan D, VAR, 7.795%, 01/30/19	592

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Media — continued
142	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 8.545%, 07/30/19	117
2,215	Univision Communications, Inc., 1st Lien Term Loan C-5, VAR, 3.795%, 03/15/24	2,195
796	Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan, VAR, 4.260%, 08/18/23	800

		4,009

	Specialty Retail — 0.3%
504	PetSmart, Inc., Term Loan B, VAR, 4.010%, 03/11/22	484

	Total Consumer Discretionary	8,171

	Consumer Staples — 1.2%
	Food & Staples Retailing — 0.4%
644	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	645

	Food Products — 0.8%
604	Hearthside Group Holdings LLC, 1st Lien Term Loan B, VAR, 4.045%, 06/21/21	608
823	Moran Foods LLC, Term Loan B, VAR, 7.045%, 11/29/23	810

		1,418

	Total Consumer Staples	2,063

	Energy — 1.2%
	Energy Equipment & Services — 0.1%
245	Floatel International Ltd., Initial Term Loan, VAR, 6.147%, 06/27/20	193

	Oil, Gas & Consumable Fuels — 1.1%
96	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	96
23	Citgo Holding, Inc., Term Loan, VAR, 9.647%, 05/12/18	23
402	CITGO Petroleum Corp., Term B Loan, VAR, 4.647%, 07/29/21	402
875	Energy Transfer Equity LP, Term Loan, VAR, 3.745%, 02/02/24	874
84	Southcross Holdings Borrower LP, Tranche B Term Loan, VAR, 3.500%, 04/13/23	75
297	Western Refining, Inc., 1st Lien Term Loan B, VAR, 7.500%, 06/23/23	297

		1,767

	Total Energy	1,960

	Financials — 0.1%
	Insurance — 0.1%
95	HUB International Ltd., Initial Term Loan, VAR, 4.172%, 10/02/20	95

	Health Care — 1.0%
	Health Care Providers & Services — 0.8%
138	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, VAR, 3.745%, 02/16/23	139
475	CHG Healthcare Services, Inc., Term Loan B, VAR, 4.921%, 06/07/23	479
201	MultiPlan, Inc., 1st Lien Term Loan B, VAR, 4.897%, 06/07/23	202
504	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.147%, 01/31/21	506

		1,326

	Pharmaceuticals — 0.2%
314	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, VAR, 5.750%, 04/01/22	319

	Total Health Care	1,645

	Industrials — 1.1%
	Airlines — 0.2%
383	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.494%, 10/18/18	386

	Commercial Services & Supplies — 0.5%
321	TRC Co., 1st Lien Term Loan, VAR, 05/24/24 ^	322
391	University Support Services LLC, 1st Lien Term Loan B, VAR, 6.400%, 07/06/22	394

		716

	Industrial Conglomerates — 0.1%
261	Hudson Products Holdings, Inc., Term Loan, VAR, 5.150%, 03/15/19	242

	Machinery — 0.3%
458	USI, Inc., 1st Lien Term Loan B, VAR, 4.180%, 04/05/24 ^	457

	Total Industrials	1,801

	Materials — 0.8%
	Chemicals — 0.8%
755	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.647%, 02/01/20	759
495	Gemini HDPE LLC, Advance, VAR, 4.172%, 08/06/21	498

	Total Materials	1,257

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.1%
144	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	145

	Wireless Telecommunication Services — 0.5%
760	A2z Wireless Holdings Inc, 1st Lien Term Loan B, VAR, 7.000%, 05/01/23 ^	767

	Total Telecommunication Services	912

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Utilities — 0.6%
	Electric Utilities — 0.6%
512	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.295%, 06/30/17	514
452	Texas Competitive Electric Holdings Co. LLC, Term Loan, VAR, 3.794%, 08/04/23	449
103	Texas Competitive Electric Holdings Co. LLC, Term Loan C, VAR, 3.795%, 08/04/23	103

	Total Utilities	1,066

	Total Loan Assignments (Cost $19,320)	18,970

NUMBER OF RIGHTS
Right — 0.0% (g)
	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
48	Vistra Energy Corp., expiring 12/31/49 (a) (Cost $–)	56

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
	Sabine Oil & Gas Holdings, Inc.,
– (h)	expiring 04/13/2026 (a)	–(h)
– (h)	expiring 04/13/2026 (Strike Price $1.00) (a)	3

	Total Warrants (Cost $2)	3

SHARES
Short-Term Investment — 4.0%
	Investment Company — 4.0%
6,600	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.660% (b) (l) (Cost $6,600)	6,600

	Total Investments — 101.1% (Cost $165,703)	166,551
	Liabilities in Excess of Other Assets — (1.1)%	(1,768)

	NET ASSETS — 100.0%	$164,783

Percentages indicated are based on net assets.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

MLP	—	Master Limited Partnership
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2017.
(y)	—	Preferred Security.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of May 31, 2017.
^	—	All or a portion of the security is unsettled as of May 31, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,394
Aggregate gross unrealized depreciation	(1,546)

Net unrealized appreciation/depreciation	$848

Federal income tax cost of investments	$165,703

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$778		$—	$778
Corporate Bonds
Consumer Discretionary	—	25,514		—	25,514
Consumer Staples	—	11,765		—	11,765
Energy	—	22,384		—	22,384
Financials	—	7,241		—	7,241
Health Care	—	13,239		—	13,239
Industrials	—	12,000		—	12,000
Information Technology	—	13,206		—	13,206
Materials	—	12,013		—	12,013
Real Estate	—	3,022		—	3,022
Telecommunication Services	—	11,664		—	11,664
Utilities	—	5,837		4	5,841

Total Corporate Bonds	—	137,885		4	137,889

Common Stocks
Energy	—	5		48	53
Utilities	714	—		—	714

Total Common Stocks	714	5		48	767

Preferred Stocks
Financials	597	891		—	1,488
Loan Assignments
Consumer Discretionary	—	8,171		—	8,171
Consumer Staples	—	2,063		—	2,063
Energy	—	1,960		—	1,960
Financials	—	95		—	95
Health Care	—	1,645		—	1,645
Industrials	—	1,801		—	1,801
Materials	—	1,257		—	1,257
Telecommunication Services	—	912		—	912
Utilities	—	1,066		—	1,066

Total Loan Assignments	—	18,970		—	18,970

Rights
Utilities	—	—		56	56
Warrants
Energy	3	—	(a)	—	3
Short-Term Investment
Investment Company	6,600	—		—	6,600

Total Investments in Securities	$7,914	$158,529		$108	$166,551

(a)	Amount rounds to less than 500.

There were no transfers between level 1 and level 2 during the period ended May 31, 2017.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

Total Return Fund Fund	Balance as of February 28, 2017	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2017
Investments in Securities
Corporate Bonds — Utilities	$9	$—	$(5)	$—	$—	$—	$—	$—	$4
Common Stock — Energy	32	—	16	—	—	—	—	—	48
Loan Assignments — Consumer Discretionary	745	—	—	—	—	—	—	(745)	—
Rights — Utilities	58	—	(2)	—	—	—	—	—	56

	$844	$—	$9	$—	$—	$—	$—	$(745)	$108

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

There were no significant transfers between level 2 and level 3 during the period ended May 31, 2017.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2017, which were valued using significant unobservable inputs (level 3), amounted to approximately $9,000.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — 100.0%
Asset-Backed Securities — 3.8%
25,376	ABFC Trust, Series 2006-OPT2, Class A2, VAR, 1.164%, 10/25/36	21,870
2,702	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	2,742
30,567	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2B, VAR, 1.114%, 07/25/36	10,586
8,105	American Airlines Pass-Through Trust, Series 2013-2, Class B, 5.600%, 07/15/20 (e)	8,409
768	Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 2.299%, 08/25/33	764
1,153	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 3.537%, 12/15/33	1,141
1,778	Bear Stearns Asset-Backed Securities Trust, Series 2004-SD1, Class M2, VAR, 5.820%, 12/25/42	1,692
16,794	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A2, VAR, 1.144%, 10/25/36	10,895
2,652	Centex Home Equity Loan Trust, Series 2005-A, Class M2, VAR, 1.774%, 01/25/35	2,172
457	Citicorp Residential Mortgage Trust, Series 2006-1, Class A4, SUB, 5.513%, 07/25/36	460
	Continental Airlines Pass-Through Trust,
2,144	Series 2003-ERJ1, 7.875%, 07/02/18	2,198
3,454	Series 2004-ERJ1, 9.558%, 09/01/19	3,662
1,765	Series 2006-ERJ1, 9.318%, 11/01/19 (e)	1,866
	Countrywide Asset-Backed Certificates,
11,516	Series 2007-2, Class 2A3, VAR, 1.164%, 08/25/37	10,929
20,105	Series 2007-7, Class 2A3, VAR, 1.254%, 10/25/47	19,212
15,589	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB8, Class A1, VAR, 1.122%, 10/25/36	12,300
652	CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 1.849%, 03/25/34	635
	CWABS, Inc. Asset-Backed Certificates Trust,
11,778	Series 2006-17, Class 2A2, VAR, 1.174%, 03/25/47	11,029
10,963	Series 2006-18, Class 2A2, VAR, 1.184%, 03/25/37	10,708
402	Delta Air Lines Pass-Through Trust, Series 2012-1, Class B, 6.875%, 05/07/19 (e)	427
4,294	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 1.252%, 07/25/36	2,373
14,430	First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D, VAR, 1.264%, 10/25/36	10,327
	Fremont Home Loan Trust,
30,502	Series 2006-B, Class 2A3, VAR, 1.184%, 08/25/36	12,670
10,251	Series 2006-B, Class 2A4, VAR, 1.264%, 08/25/36	4,318
8,690	GSAA Home Equity Trust, Series 2007-5, Class 1AV1, VAR, 1.124%, 03/25/47	4,816
	GSAMP Trust,
5,521	Series 2005-WMC1, Class M1, VAR, 1.759%, 09/25/35	5,209
16,594	Series 2006-FM1, Class A1, VAR, 1.151%, 04/25/36	12,010
5,693	Series 2006-FM2, Class A2C, VAR, 1.174%, 09/25/36	2,620
7,741	Series 2006-FM2, Class A2D, VAR, 1.264%, 09/25/36	3,681
20,213	Series 2006-HE3, Class A2C, VAR, 1.184%, 05/25/46	19,649
27,973	Series 2007-HE1, Class A2C, VAR, 1.174%, 03/25/47	25,481
	Home Equity Mortgage Loan Asset-Backed Trust,
1,114	Series 2004-B, Class M2, VAR, 2.107%, 11/25/34	1,081
18,888	Series 2006-C, Class 2A, VAR, 1.154%, 08/25/36	15,709
6,857	Series 2006-C, Class 3A3, VAR, 1.174%, 08/25/36	6,389
17,523	Series 2006-D, Class 1A, VAR, 1.164%, 11/25/36	14,371
21,519	Series 2006-E, Class 2A3, VAR, 1.194%, 04/25/37	15,325

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Asset-Backed Securities — continued
20,463	Series 2007-B, Class 2A3, VAR, 1.224%, 07/25/37	12,864
3,018	JP Morgan Mortgage Acquisition Trust, Series 2006-CW2, Class AV4, VAR, 1.174%, 08/25/36	2,922
1,307	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 1.879%, 07/25/34	1,265
25,850	Marine Park CLO Ltd., (Cayman Islands), Series 2012-1A, Class SUB, 05/18/23 (e)	11,891
	MASTR Asset-Backed Securities Trust,
7,006	Series 2006-HE4, Class A2, VAR, 1.134%, 11/25/36	3,338
8,983	Series 2006-HE4, Class A3, VAR, 1.174%, 11/25/36	4,311
11,919	Series 2006-NC3, Class A1, VAR, 1.154%, 10/25/36	7,189
	Morgan Stanley ABS Capital I, Inc. Trust,
5,177	Series 2007-HE7, Class A2B, VAR, 2.024%, 07/25/37	4,873
12,980	Series 2007-NC2, Class A2C, VAR, 1.284%, 02/25/37	7,789
	New Century Home Equity Loan Trust,
18	Series 2003-5, Class AI7, VAR, 5.150%, 11/25/33	18
15,142	Series 2006-2, Class A2B, VAR, 1.184%, 08/25/36	12,889
4,487	Northwest Airlines Pass-Through Trust, Series 2007-1, Class A, 7.027%, 11/01/19	4,977
	NovaStar Mortgage Funding Trust,
14,715	Series 2006-4, Class A2C, VAR, 1.174%, 09/25/36	8,442
5,568	Series 2006-4, Class A2D, VAR, 1.274%, 09/25/36	3,254
22,943	Series 2007-1, Class A1A, VAR, 1.154%, 03/25/37	15,176
963	Option One Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 1.846%, 11/25/34	924
13,488	Ownit Mortgage Loan Trust, Series 2006-1, Class AV, VAR, 1.254%, 12/25/35	13,053
8,351	RASC Trust, Series 2007-KS3, Class AI3, VAR, 1.274%, 04/25/37	8,159
	Renaissance Home Equity Loan Trust,
810	Series 2004-4, Class AF4, SUB, 4.876%, 02/25/35	810
231	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	234
1,646	Saxon Asset Securities Trust, Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	1,639
	Securitized Asset-Backed Receivables LLC Trust,
15,569	Series 2006-NC3, Class A1, VAR, 1.164%, 09/25/36	10,777
4,834	Series 2007-NC2, Class A2B, VAR, 1.164%, 01/25/37	3,438
13,317	SG Mortgage Securities Trust, Series 2006-FRE1, Class A2B, VAR, 1.204%, 02/25/36	7,980
19,332	Structured Asset Investment Loan Trust, Series 2006-4, Class A1, VAR, 1.196%, 07/25/36	12,944
3,475	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC5, Class A4, VAR, 1.194%, 12/25/36	3,208
3,085	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/21	3,217
	Velocity Commercial Capital Loan Trust,
1,555	Series 2017-1, Class M3, VAR, 5.350%, 05/25/47 (e)	1,567
2,654	Series 2017-1, Class M4, VAR, 6.400%, 05/25/47 (e)	2,678
23,362	WaMu Asset-Backed Certificates Trust, Series 2007-HE2, Class 2A4, VAR, 1.384%, 04/25/37	11,376

	Total Asset-Backed Securities (Cost $486,903)	472,928

Closed End Funds — 1.0%
409	Advent Claymore Convertible Securities and Income Fund II	2,570
2,973	BlackRock Corporate High Yield Fund, Inc.	33,146
1,332	BlackRock Debt Strategies Fund, Inc.	15,548
1,121	Blackstone/GSO Strategic Credit Fund	18,177
557	Eaton Vance Floating-Rate Income Trust	8,445
665	Eaton Vance Senior Income Trust	4,490

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Closed End Funds — continued
726	Invesco Dynamic Credit Opportunities Fund	8,884
415	Invesco Senior Income Trust	1,944
1,670	Nuveen Credit Strategies Income Fund	14,630
499	Nuveen Floating Rate Income Opportunity Fund	5,931
724	Prudential Global Short Duration High Yield Fund, Inc.	11,021
452	Voya Prime Rate Trust	2,444

	Total Closed End Funds (Cost $109,598)	127,230

Collateralized Mortgage Obligations — 4.0%
	Adjustable Rate Mortgage Trust,
7,281	Series 2005-5, Class 5A1, VAR, 3.718%, 09/25/35	6,463
1,696	Series 2005-10, Class 1A21, VAR, 3.354%, 01/25/36	1,552
	Alternative Loan Trust,
315	Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	318
1,539	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	1,510
807	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	807
332	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	325
1,589	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	1,571
1,524	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	1,494
1,812	Series 2006-24CB, Class A1, 6.000%, 06/25/36	1,508
3,265	Series 2006-24CB, Class A23, 6.000%, 06/25/36	2,762
4,502	Series 2006-25CB, Class A9, 6.000%, 10/25/36	3,971
755	Series 2006-28CB, Class A17, 6.000%, 10/25/36	625
2,710	Series 2006-31CB, Class A3, 6.000%, 11/25/36	2,203
656	Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	538
4,931	Series 2006-J2, Class A1, VAR, 1.524%, 04/25/36	3,049
214	Series 2006-J3, Class 2A1, 4.750%, 12/25/20	188
903	Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	756
2,174	American Home Mortgage Assets Trust, Series 2006-2, Class 2A1, VAR, 1.214%, 09/25/46	1,821
	Banc of America Alternative Loan Trust,
3,585	Series 2004-1, Class 1A1, 6.000%, 02/25/34	3,804
2,371	Series 2004-12, Class 2CB1, 6.000%, 01/25/35	2,220
2,267	Series 2005-2, Class 2CB1, 6.000%, 03/25/35	2,050
1,879	Series 2006-4, Class 2A1, 6.000%, 05/25/21	1,819
	Banc of America Funding Trust,
2,199	Series 2005-1, Class 1A1, 5.500%, 02/25/35	2,203
752	Series 2006-1, Class 2A1, 5.500%, 01/25/36	714
1,912	Series 2006-D, Class 5A2, VAR, 3.546%, 05/20/36	1,723
10,954	Series 2014-R7, Class 1A1, VAR, 0.928%, 05/26/36 (e)	10,402
2,526	Series 2014-R7, Class 2A1, VAR, 0.918%, 09/26/36 (e)	2,371
19,208	Series 2015-R4, Class 5A1, VAR, 1.194%, 10/25/36 (e)	18,150
	Banc of America Mortgage Trust,
388	Series 2005-11, Class 2A1, 5.250%, 12/25/20	388
5,500	Series 2007-3, Class 1A1, 6.000%, 09/25/37	5,345
9,873	Bear Stearns ARM Trust, Series 2005-12, Class 22A1, VAR, 3.099%, 02/25/36	9,199
4,791	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class A1, SUB, 5.250%, 10/25/34	4,795
1,645	Chase Mortgage Finance Trust, Series 2005-S1, Class 1A15, 6.000%, 05/25/35	1,723
	CHL Mortgage Pass-Through Trust,
710	Series 2005-21, Class A2, 5.500%, 10/25/35	684
1,927	Series 2006-15, Class A1, 6.250%, 10/25/36	1,648
902	Series 2006-20, Class 1A36, 5.750%, 02/25/37	808
2,725	Series 2007-5, Class A6, VAR, 1.374%, 05/25/37	2,071

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
		Citicorp Mortgage Securities Trust,
80		Series 2006-7, Class 2A1, 5.500%, 12/25/21	81
4,142		Series 2007-5, Class 1A9, 6.000%, 06/25/37	4,250
		Citigroup Mortgage Loan Trust,
902		Series 2006-4, Class 1A1, 5.500%, 12/25/35	875
5,317		Series 2014-10, Class 1A1, VAR, 0.913%, 11/25/36 (e)	5,214
8,017		Series 2014-10, Class 3A1, SUB, 0.978%, 07/25/36 (e)	7,492
8,877		Series 2014-10, Class 4A1, SUB, 0.947%, 02/25/37 (e)	8,195
5,047		Series 2014-11, Class 4A1, VAR, 1.082%, 07/25/36 (e)	4,581
21,065		Series 2014-12, Class 1A4, VAR, 0.903%, 08/25/36 (e)	19,672
2,690		Series 2014-12, Class 2A4, VAR, 3.295%, 02/25/37 (e)	2,618
9,344		Series 2014-C, Class A, VAR, 3.250%, 02/25/54 (e)	9,347
183		CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 2A1, 5.250%, 03/25/21	185
		Credit Suisse First Boston Mortgage Securities Corp.,
2,130		Series 2004-5, Class 4A1, 6.000%, 09/25/34	2,179
400		Series 2005-5, Class 1A1, 5.000%, 07/25/20	399
110		Series 2005-7, Class 3A1, 5.000%, 08/25/20	106
		CSMC,
4,077		Series 2011-12R, Class 3A1, VAR, 3.051%, 07/27/36 (e)	4,051
3,723		Series 2014-10R, Class 4A1, VAR, 0.941%, 12/27/36 (e)	3,629
2,869		Series 2014-11R, Class 8A1, VAR, 1.322%, 04/27/37 (e)	2,800
10,863		Series 2014-11R, Class 9A1, VAR, 0.918%, 10/27/36 (e)	10,400
		Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
2,573		Series 2005-1, Class 1A1, VAR, 1.524%, 02/25/35	2,501
841		Series 2005-1, Class 2A1, VAR, 5.744%, 02/25/20	846
		FHLMC REMIC,
–	(h)	Series 3171, Class OJ, PO, 06/15/36	—	(h)
13,393		Series 4057, Class BS, IF, IO, 5.061%, 09/15/39	1,647
23,219		Series 4093, Class SD, IF, IO, 5.711%, 01/15/38	4,448
14,946		Series 4099, Class BS, IF, IO, 5.061%, 06/15/39	2,345
1,053		Series 4100, Class KJ, 3.500%, 08/15/42	1,073
6,192		Series 4113, Class JS, IF, IO, 5.061%, 07/15/39	733
7,425		Series 4123, Class SA, IF, IO, 5.211%, 09/15/39	1,076
29,729		Series 4199, Class SD, IF, IO, 5.211%, 06/15/39	4,130
		FHLMC Structured Agency Credit Risk Debt Notes,
15,955		Series 2014-DN1, Class M2, VAR, 3.224%, 02/25/24	16,386
153		Series 2014-DN3, Class M2, VAR, 3.424%, 08/25/24	153
3,640		Series 2014-DN3, Class M3, VAR, 5.024%, 08/25/24	3,944
5,586		Series 2015-DNA2, Class M2, VAR, 3.624%, 12/25/27	5,735
5,868		FHLMC, Structured Agency Notes, Series 2014-DN4, Class M3, VAR, 5.574%, 10/25/24	6,460
2,197		First Horizon Alternative Mortgage Securities Trust, Series 2006-FA7, Class A1, 5.750%, 12/25/36	1,800
2,580		First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.250%, 11/25/37	2,144
2,264		First Horizon Mortgage Pass-Through Trust, Series 2006-2, Class 1A3, 6.000%, 08/25/36	2,026
		FNMA REMIC,
22,993		Series 2012-98, Class SA, IF, IO, 5.026%, 05/25/39	3,243
7,982		Series 2012-104, Class QS, IF, IO, 5.076%, 03/25/39	1,212
3,392		Series 2012-111, Class KS, IF, IO, 5.126%, 01/25/40	393
24,021		Series 2012-120, Class SE, IF, IO, 5.176%, 02/25/39	3,758
17,193		Series 2012-124, Class DS, IF, IO, 5.126%, 04/25/40	2,566

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	FNMA, Connecticut Avenue Securities,
9,351	Series 2014-C03, Class 1M2, VAR, 4.024%, 07/25/24	9,864
21,420	Series 2015-C03, Class 1M2, VAR, 6.024%, 07/25/25	23,898
37,385	Series 2015-C04, Class 1M2, VAR, 6.724%, 04/25/28	42,794
2,647	Series 2017-C01, Class 1M2, VAR, 4.574%, 07/25/29	2,794
2,340	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.948%, 04/26/37 (e)	2,217
	GSR Mortgage Loan Trust,
2,537	Series 2006-2F, Class 2A1, 5.750%, 02/25/36	2,414
2,080	Series 2006-3F, Class 2A7, 5.750%, 03/25/36	2,049
350	Series 2006-9F, Class 9A1, 6.000%, 08/25/21	345
	HarborView Mortgage Loan Trust,
2,845	Series 2004-9, Class 2A, VAR, 3.231%, 12/19/34	2,393
8,313	Series 2006-9, Class 2A1A, VAR, 1.188%, 11/19/36	6,687
	Impac CMB Trust,
2,391	Series 2004-6, Class 1A2, VAR, 1.771%, 10/25/34	2,288
16,599	Series 2005-1, Class 2A1, VAR, 1.534%, 04/25/35	15,835
1,570	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	1,522
873	Lehman Mortgage Trust, Series 2006-4, Class 3A1, 5.000%, 08/25/21	852
3	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 1.174%, 12/25/36	725
13,145	LSTAR Commercial Mortgage Trust, Series 2016-7, Class A1, VAR, 2.983%, 12/01/21 (e)	13,075
	LSTAR Securities Investment Ltd., (Cayman Islands),
4,092	Series 2016-3, Class A, VAR, 3.051%, 09/01/21 (e)	4,099
7,027	Series 2016-5, Class A1, VAR, 3.051%, 11/01/21 (e)	7,009
9,976	Series 2017-1, Class A, VAR, 2.995%, 01/01/22 (e)	9,951
12,152	Series 2017-2, Class A1, VAR, 2.995%, 02/01/22 (e)	12,076
7,076	Series 2017-3, Class A1, VAR, 3.051%, 04/01/22 (e)	6,985
	MASTR Alternative Loan Trust,
1,345	Series 2004-7, Class 10A1, 6.000%, 06/25/34	1,354
3,117	Series 2005-5, Class 3A1, 5.750%, 08/25/35	2,664
1,793	NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A1, 6.500%, 03/25/34 (e)	1,683
5,254	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, VAR, 1.122%, 12/26/36 (e)	4,872
2,363	Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 6.512%, 10/25/32	2,430
	RALI Trust,
1,024	Series 2003-QS16, Class A1, 5.000%, 08/25/18	1,024
582	Series 2003-QS20, Class CB, 5.000%, 11/25/18	584
456	Series 2005-QS3, Class 2A1, 5.000%, 03/25/20	455
430	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	405
231	Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	234
	RBSSP Resecuritization Trust,
1,794	Series 2010-10, Class 2A1, VAR, 1.112%, 09/26/36 (e)	1,738
7,750	Series 2012-6, Class 10A2, VAR, 1.141%, 08/26/36 (e)	6,908
	Residential Asset Securitization Trust,
117	Series 2004-A6, Class A1, 5.000%, 08/25/19	117
21,765	Series 2006-R1, Class A2, VAR, 1.424%, 01/25/46	10,383
	RFMSI Trust,
4,508	Series 2005-SA2, Class 2A2, VAR, 3.724%, 06/25/35	4,272
4,138	Series 2006-S9, Class A1, 6.250%, 09/25/36	3,842
3,272	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	3,128
4,630	Series 2006-S12, Class 3A9, 5.750%, 12/25/36	4,234
2,313	Series 2006-SA4, Class 2A1, VAR, 4.459%, 11/25/36	2,132
1,350	Series 2007-S2, Class A4, 6.000%, 02/25/37	1,267

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
1,049	Structured Asset Securities Corp. Trust, Series 2005-17, Class 4A5, 5.500%, 10/25/35	1,066
	Thornburg Mortgage Securities Trust,
1,883	Series 2002-4, Class 3A, VAR, 3.011%, 12/25/42	1,871
3,184	Series 2007-4, Class 3A1, VAR, 5.756%, 09/25/37	3,213
2,072	Verus Securitization Trust, Series 2017-1A, Class A2, SUB, 3.158%, 01/25/47 (e)	2,073
2,571	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7, Class 1A2, VAR, 1.474%, 09/25/35	1,949
185	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-8, Class 1A8, 5.500%, 10/25/35	175
1,936	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 1A2, 5.500%, 02/25/35	2,000
	Wells Fargo Mortgage-Backed Securities Trust,
596	Series 2005-16, Class A8, 5.750%, 01/25/36	635
2,101	Series 2006-11, Class A4, 5.000%, 09/25/36	1,949
2,545	Series 2006-11, Class A8, 6.000%, 09/25/36	2,429
1,437	Series 2006-11, Class A9, 6.500%, 09/25/36	1,391
5	Series 2006-11, Class A13, 6.000%, 09/25/36	5
396	Series 2006-17, Class A1, 5.500%, 11/25/21	401
227	Series 2007-3, Class 3A1, 5.500%, 04/25/22	232
2,319	Series 2007-10, Class 1A5, 6.000%, 07/25/37	2,294
1,116	Series 2007-11, Class A85, 6.000%, 08/25/37	1,126
225	Series 2007-11, Class A96, 6.000%, 08/25/37	226

	Total Collateralized Mortgage Obligations (Cost $488,449)	504,904

Commercial Mortgage-Backed Securities — 0.8%
	BAMLL Commercial Mortgage Securities Trust,
13,285	Series 2014-FL1, Class D, VAR, 4.994%, 12/15/31 (e)	12,952
21,520	Series 2014-FL1, Class E, VAR, 6.412%, 12/15/31 (e)	20,439
	CG-CCRE Commercial Mortgage Trust,
4,063	Series 2014-FL2, Class COL1, VAR, 4.412%, 11/15/31 (e)	4,067
10,030	Series 2014-FL2, Class COL2, VAR, 5.412%, 11/15/31 (e)	9,980
	Commercial Mortgage Trust,
9,270	Series 2014-FL5, Class KH1, VAR, 4.562%, 08/15/31 (e)	8,162
5,920	Series 2014-FL5, Class KH2, VAR, 5.412%, 08/15/31 (e)	4,502
16,803	Series 2015-CR23, Class CMD, VAR, 3.684%, 05/10/48 (e)	16,349
	Velocity Commercial Capital Loan Trust,
6,986	Series 2015-1, Class M3, VAR, 7.050%, 06/25/45 (e)	7,191
5,668	Series 2016-1, Class M3, VAR, 6.807%, 04/25/46 (e)	6,129
2,718	Series 2016-1, Class M5, VAR, 7.751%, 04/25/46 (e)	2,854
1,360	Series 2016-2, Class M3, VAR, 5.498%, 10/25/46	1,385

	Total Commercial Mortgage-Backed Securities (Cost $91,978)	94,010

Convertible Bonds — 0.3%
	Consumer Discretionary — 0.0% (g)
	Household Durables — 0.0% (g)
5,000	CalAtlantic Group, Inc., 1.250%, 08/01/32	5,028

	Specialty Retail — 0.0% (g)
1,860	Nebraska Book Holdings, Inc., 2.000%, (PIK), 04/01/26 (e) (v)	186

	Total Consumer Discretionary	5,214

	Energy — 0.2%
	Energy Equipment & Services — 0.0% (g)
1,435	Ensco Jersey Finance Ltd., 3.000%, 01/31/24 (e)	1,209

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Convertible Bonds — continued
	Oil, Gas & Consumable Fuels — 0.2%
25,082	Chesapeake Energy Corp., 5.500%, 09/15/26 (e)	24,188
1,531	Oasis Petroleum, Inc., 2.625%, 09/15/23	1,668

		25,856

	Total Energy	27,065

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
6,166	Clearwire Communications LLC, 8.250%, 12/01/40 (e)	6,356

	Total Convertible Bonds (Cost $42,018)	38,635

Corporate Bonds — 41.4%
	Consumer Discretionary — 9.1%
	Auto Components — 0.7%
4,605	Adient Global Holdings Ltd., 4.875%, 08/15/26 (e)	4,621
	American Axle & Manufacturing, Inc.,
4,138	6.250%, 03/15/21	4,264
4,086	6.250%, 04/01/25 (e)	4,045
5,155	6.500%, 04/01/27 (e)	5,091
2,928	6.625%, 10/15/22	3,023
3,341	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	3,399
1,855	Dana Financing Luxembourg SARL, 6.500%, 06/01/26 (e)	1,990
	Dana, Inc.,
292	5.375%, 09/15/21	302
3,855	5.500%, 12/15/24	4,009
11,369	6.000%, 09/15/23	11,938
36,400	DPH Holdings Corp., 7.125%, 05/01/29 (d)	1,684
	Goodyear Tire & Rubber Co. (The),
3,427	4.875%, 03/15/27	3,446
703	5.000%, 05/31/26	724
4,933	5.125%, 11/15/23	5,192
	Icahn Enterprises LP,
7,500	4.875%, 03/15/19	7,590
2,198	6.000%, 08/01/20	2,256
2,400	IHO Verwaltungs GmbH, (Germany), 4.500%, (cash), 09/15/23 (e) (v)	2,451
3,911	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,111
7,810	TI Group Automotive Systems LLC, (United Kingdom), 8.750%, 07/15/23 (e)	8,298
	ZF North America Capital, Inc., (Germany),
7,503	4.000%, 04/29/20 (e)	7,798
7,240	4.750%, 04/29/25 (e)	7,609

		93,841

	Automobiles — 0.2%
5,375	Fiat Chrysler Automobiles NV, (United Kingdom), 5.250%, 04/15/23	5,415
	Jaguar Land Rover Automotive plc, (United Kingdom),
8,103	4.125%, 12/15/18 (e)	8,279
4,000	4.250%, 11/15/19 (e)	4,130
1,350	5.625%, 02/01/23 (e)	1,411

		19,235

	Distributors — 0.0% (g)
3,518	Univar USA, Inc., 6.750%, 07/15/23 (e)	3,685

	Diversified Consumer Services — 0.1%
	Service Corp. International,
155	5.375%, 05/15/24	163
8,670	7.500%, 04/01/27	10,166
1,054	Sotheby’s, 5.250%, 10/01/22 (e)	1,075

		11,404

	Hotels, Restaurants & Leisure — 2.6%
9,131	1011778 BC ULC, (Canada), 6.000%, 04/01/22 (e)	9,505
1,932	Boyd Gaming Corp., 6.875%, 05/15/23	2,091
	Caesars Entertainment Operating Co., Inc.,
11,124	8.500%, 02/15/20 (d)	13,572
27,790	9.125%, 02/15/20 (d)	33,974
8,350	9.125%, 02/15/20 (d)	10,208
5,407	11.250%, 06/01/17 (d)	6,474
4,315	Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20	4,471
7,196	Caesars Growth Properties Holdings LLC, 9.375%, 05/01/22	7,808
17,372	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e)	6,949
7,817	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	7,622

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
4,280	GLP Capital LP, 4.875%, 11/01/20	4,537
1,150	Hilton Domestic Operating Co., Inc., 4.250%, 09/01/24 (e)	1,162
1,375	Hilton Grand Vacations Borrower LLC, 6.125%, 12/01/24 (e)	1,478
	Hilton Worldwide Finance LLC,
2,275	4.625%, 04/01/25 (e)	2,349
1,140	4.875%, 04/01/27 (e)	1,180
	International Game Technology plc,
6,800	6.250%, 02/15/22 (e)	7,354
6,595	6.500%, 02/15/25 (e)	7,201
6,961	Interval Acquisition Corp., 5.625%, 04/15/23	7,222
4,950	Jack Ohio Finance LLC, 6.750%, 11/15/21 (e)	5,129
348	KFC Holding Co., 5.000%, 06/01/24 (e)	362
1,933	Landry’s, Inc., 6.750%, 10/15/24 (e)	1,996
8,455	LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)	9,026
	MGM Resorts International,
9,160	5.250%, 03/31/20	9,749
12,193	6.000%, 03/15/23	13,385
1,250	6.625%, 12/15/21	1,406
14,550	6.750%, 10/01/20	16,169
46,971	7.750%, 03/15/22	55,074
875	8.625%, 02/01/19	968
8,569	Royal Caribbean Cruises Ltd., 7.250%, 03/15/18	8,933
	Sabre GLBL, Inc.,
4,449	5.250%, 11/15/23 (e)	4,627
6,545	5.375%, 04/15/23 (e)	6,864
	Scientific Games International, Inc.,
15,765	7.000%, 01/01/22 (e)	16,829
10,851	10.000%, 12/01/22	11,814
7,660	Seminole Hard Rock Entertainment, Inc., 5.875%, 05/15/21 (e)	7,766
4,418	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	4,694
2,040	Six Flags Entertainment Corp., 4.875%, 07/31/24 (e)	2,053
11,510	Wynn Las Vegas LLC, 5.500%, 03/01/25 (e)	12,172

		324,173

	Household Durables — 0.3%
3,340	American Greetings Corp., 7.875%, 02/15/25 (e)	3,557
2,780	CalAtlantic Group, Inc., 8.375%, 01/15/21	3,274
6,355	Lennar Corp., Series B, 12.250%, 06/01/17	6,355
	Mattamy Group Corp., (Canada),
2,670	6.500%, 11/15/20 (e)	2,730
CAD 3,000	6.875%, 11/15/20 (e)	2,296
10,449	Radio Systems Corp., 8.375%, 11/01/19 (e)	10,886
	Tempur Sealy International, Inc.,
4,555	5.500%, 06/15/26	4,574
7,254	5.625%, 10/15/23	7,472

		41,144

	Internet & Direct Marketing Retail — 0.0% (g)
4,750	Netflix, Inc., 5.750%, 03/01/24	5,154

	Leisure Products — 0.1%
10,420	Vista Outdoor, Inc., 5.875%, 10/01/23	10,537

	Media — 4.4%
5,748	Acosta, Inc., 7.750%, 10/01/22 (e)	4,871
	Altice Financing SA, (Luxembourg),
3,113	6.500%, 01/15/22 (e)	3,265
8,402	6.625%, 02/15/23 (e)	8,940
24,616	7.500%, 05/15/26 (e)	27,108
	Altice Luxembourg SA, (Luxembourg),
2,008	7.625%, 02/15/25 (e)	2,191
19,503	7.750%, 05/15/22 (e)	20,722
	AMC Entertainment Holdings, Inc.,
9,585	5.750%, 06/15/25	9,950
1,245	5.875%, 11/15/26 (e)	1,285
10,012	AMC Networks, Inc., 5.000%, 04/01/24	10,162
	Cablevision Systems Corp.,
9,031	8.000%, 04/15/20	10,137
518	8.625%, 09/15/17	527
2,132	CBS Radio, Inc., 7.250%, 11/01/24 (e)	2,249
	Cinemark USA, Inc.,
5,895	4.875%, 06/01/23	5,998
1,051	5.125%, 12/15/22	1,080
	Clear Channel Worldwide Holdings, Inc.,
14,155	Series A, 6.500%, 11/15/22	14,438
1,185	Series A, 7.625%, 03/15/20	1,173

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Media — continued
55,169	Series B, 6.500%, 11/15/22	56,824
40,612	Series B, 7.625%, 03/15/20	40,815
	CSC Holdings LLC,
1,499	5.250%, 06/01/24	1,530
2,475	6.625%, 10/15/25 (e)	2,727
12,037	6.750%, 11/15/21	13,316
2,565	8.625%, 02/15/19	2,815
11,777	10.125%, 01/15/23 (e)	13,713
25,137	10.875%, 10/15/25 (e)	30,604
	DISH DBS Corp.,
705	4.250%, 04/01/18	716
11,435	5.000%, 03/15/23	11,753
18,389	5.875%, 07/15/22	19,630
29,560	5.875%, 11/15/24	31,481
17,515	6.750%, 06/01/21	19,376
7,284	7.750%, 07/01/26	8,559
10,208	7.875%, 09/01/19	11,318
	iHeartCommunications, Inc.,
7,779	9.000%, 12/15/19	6,160
6,865	9.000%, 03/01/21	5,046
4,010	10.625%, 03/15/23	2,957
4,125	Liberty Interactive LLC, 8.250%, 02/01/30	4,419
7,081	LIN Television Corp., 5.875%, 11/15/22	7,409
1,000	Live Nation Entertainment, Inc., 4.875%, 11/01/24 (e)	1,013
	Nexstar Broadcasting, Inc.,
2,202	5.625%, 08/01/24 (e)	2,219
3,720	6.125%, 02/15/22 (e)	3,915
11,300	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	11,978
1,050	Quebecor, Inc., (Canada), 9.750%, 01/15/16 (d)	—	(h)
	Regal Entertainment Group,
6,560	5.750%, 03/15/22	6,863
1,900	5.750%, 06/15/23	1,981
	Sinclair Television Group, Inc.,
2,050	5.125%, 02/15/27 (e)	1,994
2,300	5.625%, 08/01/24 (e)	2,366
707	5.875%, 03/15/26 (e)	727
12,610	6.125%, 10/01/22	13,162
	Sirius XM Radio, Inc.,
15,041	5.375%, 04/15/25 (e)	15,455
4,460	5.375%, 07/15/26 (e)	4,571
12,294	6.000%, 07/15/24 (e)	13,047
	TEGNA, Inc.,
965	5.500%, 09/15/24 (e)	995
2,905	6.375%, 10/15/23	3,076
5,725	Time, Inc., 5.750%, 04/15/22 (e)	5,918
1,941	Unitymedia GmbH, (Germany), 6.125%, 01/15/25 (e)	2,077
3,440	UPCB Finance IV Ltd., (Netherlands), 5.375%, 01/15/25 (e)	3,570
	Videotron Ltd., (Canada),
2,540	5.125%, 04/15/27 (e)	2,629
11,088	5.375%, 06/15/24 (e)	11,821
	WMG Acquisition Corp.,
1,240	4.875%, 11/01/24 (e)	1,252
650	5.000%, 08/01/23 (e)	666
1,489	5.625%, 04/15/22 (e)	1,549
7,350	6.750%, 04/15/22 (e)	7,741
14,917	Ziggo Secured Finance BV, (Netherlands), 5.500%, 01/15/27 (e)	15,158

		551,007

	Multiline Retail — 0.1%
5,535	JC Penney Corp., Inc., 6.375%, 10/15/36	4,041
	Neiman Marcus Group Ltd. LLC,
4,253	8.000%, 10/15/21 (e)	2,201
8,330	9.500%, (PIK), 10/15/21 (e) (v)	4,040

		10,282

	Specialty Retail — 0.6%
	Claire’s Stores, Inc.,
4,833	6.125%, 03/15/20 (e)	2,054
26,965	9.000%, 03/15/19 (e)	13,078
1,800	CST Brands, Inc., 5.000%, 05/01/23	1,865
3,919	Guitar Center, Inc., 6.500%, 04/15/19 (e)	3,375
6,160	L Brands, Inc., 6.750%, 07/01/36	5,930
3,297	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	3,380
703	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	724
3,876	Penske Automotive Group, Inc., 5.500%, 05/15/26	3,866

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Specialty Retail — continued
	PetSmart, Inc.,
14,064	5.875%, 06/01/25 (e)	14,135
20,726	7.125%, 03/15/23 (e)	19,327
	Sally Holdings LLC,
1,430	5.500%, 11/01/23	1,450
2,160	5.625%, 12/01/25	2,214
935	5.750%, 06/01/22	964
908	Sonic Automotive, Inc., 6.125%, 03/15/27 (e)	910

		73,272

	Textiles, Apparel & Luxury Goods — 0.0% (g)
3,100	Hanesbrands, Inc., 4.625%, 05/15/24 (e)	3,100

	Total Consumer Discretionary	1,146,834

	Consumer Staples — 2.0%
	Beverages — 0.0% (g)
3,348	Cott Holdings, Inc., (Canada), 5.500%, 04/01/25 (e)	3,428

	Food & Staples Retailing — 0.5%
	Albertsons Cos. LLC,
2,215	5.750%, 03/15/25 (e)	2,204
13,555	6.625%, 06/15/24 (e)	14,029
2,127	Fresh Market, Inc. (The), 9.750%, 05/01/23 (e)	1,797
	New Albertsons, Inc.,
940	7.750%, 06/15/26	933
4,356	8.000%, 05/01/31	4,280
5,840	8.700%, 05/01/30	5,840
	Rite Aid Corp.,
9,415	6.125%, 04/01/23 (e)	9,352
13,964	6.750%, 06/15/21	14,121
6,100	SUPERVALU, Inc., 7.750%, 11/15/22	6,268

		58,824

	Food Products — 0.8%
1,220	AdvancePierre Foods Holdings, Inc., 5.500%, 12/15/24 (e)	1,376
2,181	B&G Foods, Inc., 5.250%, 04/01/25	2,257
10,370	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	10,370
4,075	Darling Ingredients, Inc., 5.375%, 01/15/22	4,218
7,606	Dean Foods Co., 6.500%, 03/15/23 (e)	8,043
3,776	Dole Food Co., Inc., 7.250%, 06/15/25 (e)	3,918
	JBS USA LUX SA, (Brazil),
1,000	5.750%, 06/15/25 (e)	961
11,084	5.875%, 07/15/24 (e)	10,807
16,473	7.250%, 06/01/21 (e)	16,494
10,242	8.250%, 02/01/20 (e)	10,312
730	Lamb Weston Holdings, Inc., 4.625%, 11/01/24 (e)	748
3,877	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	3,974
713	Pinnacle Foods Finance LLC, 5.875%, 01/15/24	759
	Post Holdings, Inc.,
5,102	5.000%, 08/15/26 (e)	5,140
2,990	5.500%, 03/01/25 (e)	3,140
705	6.000%, 12/15/22 (e)	750
15,752	Simmons Foods, Inc., 7.875%, 10/01/21 (e)	16,776
	TreeHouse Foods, Inc.,
703	4.875%, 03/15/22	726
2,615	6.000%, 02/15/24 (e)	2,791
1,128	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	1,166

		104,726

	Household Products — 0.5%
4,659	Central Garden & Pet Co., 6.125%, 11/15/23	5,020
7,610	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	8,038
	HRG Group, Inc.,
12,204	7.750%, 01/15/22	12,912
22,511	7.875%, 07/15/19	23,242
2,823	Kronos Acquisition Holdings, Inc., (Canada), 9.000%, 08/15/23 (e)	2,777
	Spectrum Brands, Inc.,
1,620	5.750%, 07/15/25	1,721
1,400	6.625%, 11/15/22	1,474

		55,184

	Personal Products — 0.2%
4,378	Avon International Operations, Inc., 7.875%, 08/15/22 (e)	4,553
4,913	Avon Products, Inc., 7.000%, 03/15/23	4,557
2,145	High Ridge Brands Co., 8.875%, 03/15/25 (e)	2,113
5,205	Nature’s Bounty Co. (The), 7.625%, 05/15/21 (e)	5,439

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Personal Products — continued
3,500	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	3,570
	Revlon Consumer Products Corp.,
4,462	5.750%, 02/15/21	4,175
5,210	6.250%, 08/01/24	4,624

		29,031

	Total Consumer Staples	251,193

	Energy — 5.0%
	Energy Equipment & Services — 0.5%
3,600	Archrock Partners LP, 6.000%, 10/01/22	3,600
1,445	CSI Compressco LP, 7.250%, 08/15/22	1,387
2,785	KCA Deutag UK Finance plc, (United Kingdom), 9.875%, 04/01/22 (e)	2,865
8,279	McDermott International, Inc., 8.000%, 05/01/21 (e)	8,548
1,500	Nabors Industries, Inc., 5.500%, 01/15/23 (e)	1,485
4,745	Parker Drilling Co., 6.750%, 07/15/22	4,081
	Precision Drilling Corp., (Canada),
2,937	5.250%, 11/15/24	2,717
589	6.500%, 12/15/21	596
9,310	Sea Trucks Group Ltd., (Nigeria), Reg. S, 9.000%, 03/26/18 (d) (e)	2,327
3,412	SESI LLC, 7.125%, 12/15/21	3,404
5,867	Shelf Drilling Holdings Ltd., (United Arab Emirates), 9.500%, 11/02/20 (e)	5,896
6,808	Transocean Proteus Ltd., 6.250%, 12/01/24 (e)	7,012
	Transocean, Inc.,
8,642	6.800%, 03/15/38	6,706
1,423	9.000%, 07/15/23 (e)	1,487
	Weatherford International Ltd.,
3,005	6.500%, 08/01/36	2,778
461	7.000%, 03/15/38	431
895	7.750%, 06/15/21	945
880	8.250%, 06/15/23	933
2,831	9.875%, 02/15/24 (e)	3,185

		60,383

	Oil, Gas & Consumable Fuels — 4.5%
4,617	Alta Mesa Holdings LP, 7.875%, 12/15/24 (e)	4,836
2,555	Antero Midstream Partners LP, 5.375%, 09/15/24 (e)	2,616
	Antero Resources Corp.,
11,474	5.125%, 12/01/22	11,603
6,540	5.375%, 11/01/21	6,728
35	5.625%, 06/01/23	36
	Baytex Energy Corp., (Canada),
1,118	5.125%, 06/01/21 (e)	1,048
1,118	5.625%, 06/01/24 (e)	1,020
8,390	Blue Racer Midstream LLC, 6.125%, 11/15/22 (e)	8,621
1,212	Bonanza Creek Energy, Inc., 6.750%, 04/15/21 (d)	—	(h)
4,240	California Resources Corp., 8.000%, 12/15/22 (e)	3,175
3,829	Callon Petroleum Co., 6.125%, 10/01/24	3,963
	Carrizo Oil & Gas, Inc.,
2,100	6.250%, 04/15/23	2,042
705	7.500%, 09/15/20	721
	Cheniere Corpus Christi Holdings LLC,
3,135	5.125%, 06/30/27 (e)	3,178
4,150	5.875%, 03/31/25	4,456
669	7.000%, 06/30/24	749
	Chesapeake Energy Corp.,
37,837	8.000%, 12/15/22 (e)	40,911
6,985	8.000%, 01/15/25 (e)	6,950
4,405	8.000%, 06/15/27 (e)	4,317
4,202	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	4,297
1,420	CONSOL Energy, Inc., 5.875%, 04/15/22	1,400
	Continental Resources, Inc.,
7,295	4.500%, 04/15/23	7,149
3,162	5.000%, 09/15/22	3,166
1,710	Covey Park Energy LLC, 7.500%, 05/15/25 (e)	1,753
4,290	Crestwood Midstream Partners LP, 6.250%, 04/01/23	4,448
2,366	CrownRock LP, 7.125%, 04/15/21 (e)	2,437
	Denbury Resources, Inc.,
3,040	4.625%, 07/15/23	2,029
5,230	5.500%, 05/01/22	3,792
1,387	Diamondback Energy, Inc., 4.750%, 11/01/24 (e)	1,390
6,116	Energen Corp., 4.625%, 09/01/21	6,246

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	EP Energy LLC,
8,950	8.000%, 11/29/24 (e)	9,263
36,707	8.000%, 02/15/25 (e)	31,385
20,379	9.375%, 05/01/20	18,392
13,914	Great Western Petroleum LLC, 9.000%, 09/30/21 (e)	14,297
1,510	Gulfport Energy Corp., 6.000%, 10/15/24 (e)	1,480
14,265	Halcon Resources Corp., 6.750%, 02/15/25 (e)	13,302
5,501	Hilcorp Energy I LP, 5.000%, 12/01/24 (e)	5,212
4,649	Jones Energy Holdings LLC, 6.750%, 04/01/22	3,789
2,169	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	2,223
	Kinder Morgan, Inc.,
2,187	2.000%, 12/01/17	2,189
1,458	3.050%, 12/01/19	1,489
7,485	7.000%, 06/15/17	7,497
	Laredo Petroleum, Inc.,
2,560	5.625%, 01/15/22	2,512
240	7.375%, 05/01/22	247
	MEG Energy Corp., (Canada),
8,540	6.375%, 01/30/23 (e)	7,323
12,572	6.500%, 01/15/25 (e)	12,289
11,304	7.000%, 03/31/24 (e)	9,778
3,985	MPLX LP, 5.500%, 02/15/23	4,117
5,735	Newfield Exploration Co., 5.750%, 01/30/22	6,108
1,045	NGL Energy Partners LP, 5.125%, 07/15/19	1,048
10,816	NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	11,059
879	Northern Oil and Gas, Inc., 8.000%, 06/01/20	686
	Oasis Petroleum, Inc.,
5,541	6.500%, 11/01/21	5,610
5,071	6.875%, 03/15/22	5,122
10,410	6.875%, 01/15/23	10,462
	Parsley Energy LLC,
1,700	5.250%, 08/15/25 (e)	1,713
7,636	5.375%, 01/15/25 (e)	7,731
2,457	6.250%, 06/01/24 (e)	2,592
	PBF Holding Co. LLC,
3,633	7.000%, 11/15/23	3,642
11,060	7.250%, 06/15/25 (e)	10,929
9,044	PBF Logistics LP, 6.875%, 05/15/23	9,248
	Penn Virginia Corp.,
4,881	7.250%, 04/15/19 (d)	73
9,129	8.500%, 05/01/20 (d)	137
	QEP Resources, Inc.,
1,500	5.375%, 10/01/22	1,466
2,816	6.875%, 03/01/21	2,957
	Range Resources Corp.,
2,500	4.875%, 05/15/25	2,378
925	5.000%, 08/15/22 (e)	909
975	5.000%, 03/15/23 (e)	951
3,175	Regency Energy Partners LP, 5.500%, 04/15/23	3,299
1,632	Rice Energy, Inc., 7.250%, 05/01/23	1,744
	RSP Permian, Inc.,
1,570	5.250%, 01/15/25 (e)	1,594
8,060	6.625%, 10/01/22	8,493
	Sabine Pass Liquefaction LLC,
729	4.200%, 03/15/28 (e)	738
11,136	5.000%, 03/15/27	11,903
6,418	5.625%, 03/01/25	7,123
	Sanchez Energy Corp.,
15,541	6.125%, 01/15/23	13,676
1,085	7.750%, 06/15/21	1,025
7,898	SemGroup Corp., 5.625%, 11/15/23	7,863
	SM Energy Co.,
3,000	5.000%, 01/15/24	2,775
3,110	5.625%, 06/01/25	2,922
1,430	6.125%, 11/15/22	1,409
1,637	6.500%, 01/01/23	1,612
	Southwestern Energy Co.,
1,085	4.100%, 03/15/22	1,004
3,450	6.700%, 01/23/25	3,407
2,835	Summit Midstream Holdings LLC, 5.750%, 04/15/25	2,906
7,263	Sunoco LP, 6.250%, 04/15/21	7,662
	Targa Resources Partners LP,
620	4.250%, 11/15/23	614
1,495	5.125%, 02/01/25 (e)	1,547
6,405	6.750%, 03/15/24	6,950

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	TerraForm Power Operating LLC,
5,424	SUB, 6.375%, 02/01/23 (e)	5,614
784	SUB, 6.625%, 06/15/25 (e)	827
2,075	Tesoro Corp., 4.250%, 10/01/17	2,083
	Tesoro Logistics LP,
3,171	5.250%, 01/15/25	3,353
2,265	5.500%, 10/15/19	2,395
10,957	5.875%, 10/01/20	11,231
1,470	6.125%, 10/15/21	1,538
6,660	6.250%, 10/15/22	7,122
2,405	6.375%, 05/01/24	2,616
4,014	Triangle USA Petroleum Corp., 6.750%, 07/15/22 (d) (e)	1,144
1,823	Ultra Resources, Inc., 6.875%, 04/15/22 (e)	1,839
5,208	W&T Offshore, Inc., 8.500%, 06/15/19	4,114
	Whiting Petroleum Corp.,
15,946	5.000%, 03/15/19	15,906
8,480	5.750%, 03/15/21	8,331
4,320	6.250%, 04/01/23	4,288
2,925	WildHorse Resource Development Corp., 6.875%, 02/01/25 (e)	2,837
	Williams Cos., Inc. (The),
3,520	7.875%, 09/01/21	4,124
5,590	8.750%, 03/15/32	7,211
	WPX Energy, Inc.,
2,705	6.000%, 01/15/22	2,732
704	7.500%, 08/01/20	743
8,515	8.250%, 08/01/23	9,324

		566,320

	Total Energy	626,703

	Financials — 2.2%
	Banks — 0.8%
	Bank of America Corp.,
5,106	Series AA, VAR, 6.100%, 03/17/25 (x) (y)	5,483
31,953	Series K, VAR, 8.000%, 01/30/18 (x) (y)	32,991
10,816	Series M, VAR, 8.125%, 05/15/18 (x) (y)	11,269
2,000	Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18 (x) (y)	2,135
2,146	CIT Group, Inc., 3.875%, 02/19/19	2,203
	Citigroup, Inc.,
1	VAR, 5.950%, 01/30/23 (x) (y)	1
1,980	Series N, VAR, 5.800%, 11/15/19 (x) (y)	2,057
11,840	Series O, VAR, 5.875%, 03/27/20 (x) (y)	12,343
505	Series P, VAR, 5.950%, 05/15/25 (x) (y)	532
3,856	Credit Agricole SA, (France), VAR, 8.125%, 12/23/25 (e) (x) (y)	4,458
	Royal Bank of Scotland Group plc, (United Kingdom),
3,499	6.000%, 12/19/23	3,845
1,145	6.100%, 06/10/23	1,255
17,655	6.125%, 12/15/22	19,336
1,315	VAR, 8.625%, 08/15/21 (x) (y)	1,440

		99,348

	Capital Markets — 0.1%
3,680	E*TRADE Financial Corp., 5.375%, 11/15/22	3,870
8,730	LPL Holdings, Inc., 5.750%, 09/15/25 (e)	9,014

		12,884

	Consumer Finance — 0.9%
	Ally Financial, Inc.,
7,205	3.250%, 09/29/17	7,230
16,315	3.250%, 11/05/18	16,568
2,280	4.125%, 02/13/22	2,338
11,095	4.250%, 04/15/21	11,434
10,285	4.625%, 05/19/22	10,581
12,806	4.625%, 03/30/25	12,841
7,470	4.750%, 09/10/18	7,694
2,255	5.125%, 09/30/24	2,341
3,995	5.750%, 11/20/25	4,150
17,729	6.250%, 12/01/17	18,110
4,000	General Motors Financial Co., Inc., 4.750%, 08/15/17	4,025
14,629	ILFC E-Capital Trust II, VAR, 4.910%, 12/21/65 (e)	14,117
2,358	Springleaf Finance Corp., 6.500%, 09/15/17	2,387

		113,816

	Diversified Financial Services — 0.3%
9,276	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	9,276

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Diversified Financial Services — continued
11,976	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	10,419
3,815	Infinity Acquisition LLC, 7.250%, 08/01/22 (e)	3,662
	Nationstar Mortgage LLC,
7,522	6.500%, 07/01/21	7,682
275	7.875%, 10/01/20	284
2,643	Syniverse Foreign Holdings Corp., 9.125%, 01/15/22 (e)	2,643
7,942	Tempo Acquisition LLC, 6.750%, 06/01/25 (e)	8,106

		42,072

	Insurance — 0.1%
4,533	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	4,794
5,825	NFP Corp., 9.000%, 07/15/21 (e)	6,116

		10,910

	Total Financials	279,030

	Health Care — 4.5%
	Health Care Equipment & Supplies — 0.5%
	Alere, Inc.,
4,080	6.375%, 07/01/23 (e)	4,412
3,949	6.500%, 06/15/20	4,018
1,310	7.250%, 07/01/18	1,318
14,625	DJO Finco, Inc., 8.125%, 06/15/21 (e)	13,601
	Hill-Rom Holdings, Inc.,
950	5.000%, 02/15/25 (e)	974
3,640	5.750%, 09/01/23 (e)	3,840
2,895	Hologic, Inc., 5.250%, 07/15/22 (e)	3,040
5,225	Kinetic Concepts, Inc., 7.875%, 02/15/21 (e)	5,564
	Mallinckrodt International Finance SA,
5,000	3.500%, 04/15/18	5,012
4,645	4.875%, 04/15/20 (e)	4,645
7,945	5.500%, 04/15/25 (e)	7,290
4,780	5.625%, 10/15/23 (e)	4,589
2,235	5.750%, 08/01/22 (e)	2,196

		60,499

	Health Care Providers & Services — 2.5%
6,372	21st Century Oncology, Inc., 11.122%, 05/01/23 (d) (e)	3,504
	Acadia Healthcare Co., Inc.,
350	5.125%, 07/01/22	357
5,687	5.625%, 02/15/23	5,907
7,655	Air Medical Group Holdings, Inc., 6.375%, 05/15/23 (e)	7,311
	Community Health Systems, Inc.,
3,649	5.125%, 08/01/21	3,704
8,073	6.250%, 03/31/23	8,341
2,885	7.125%, 07/15/20	2,838
2,508	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	2,433
5,505	DaVita, Inc., 5.000%, 05/01/25	5,471
3,740	HCA Healthcare, Inc., 6.250%, 02/15/21	4,086
	HCA, Inc.,
4,046	3.750%, 03/15/19	4,132
5,418	5.250%, 04/15/25	5,916
2,945	5.250%, 06/15/26	3,195
33,925	5.375%, 02/01/25	35,664
21,485	5.875%, 02/15/26	23,338
32,176	7.500%, 02/15/22	37,083
2,225	8.000%, 10/01/18	2,403
	HealthSouth Corp.,
4,350	5.750%, 11/01/24	4,491
4,301	5.750%, 09/15/25	4,473
20,491	IASIS Healthcare LLC, 8.375%, 05/15/19	20,747
9,555	Kindred Healthcare, Inc., 8.750%, 01/15/23	9,985
	LifePoint Health, Inc.,
702	5.375%, 05/01/24 (e)	710
3,598	5.500%, 12/01/21	3,738
	Molina Healthcare, Inc.,
3,687	4.875%, 06/15/25 (e)	3,715
8,496	5.375%, 11/15/22	9,016
3,640	Team Health Holdings, Inc., 6.375%, 02/01/25 (e)	3,535
	Tenet Healthcare Corp.,
1,470	4.500%, 04/01/21	1,509
1,850	4.750%, 06/01/20	1,912
17,083	5.000%, 03/01/19	17,425
8,227	5.500%, 03/01/19	8,433
9,590	6.000%, 10/01/20	10,273
1,000	6.750%, 02/01/20	1,032
7,635	6.750%, 06/15/23	7,597
1,480	7.500%, 01/01/22 (e)	1,611
17,496	8.000%, 08/01/20	17,802

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Health Care Providers & Services — continued
33,489	8.125%, 04/01/22	35,373

		319,060

	Health Care Technology — 0.1%
4,305	Quintiles IMS, Inc., 5.000%, 10/15/26 (e)	4,444

	Pharmaceuticals — 1.4%
	Concordia International Corp., (Canada),
8,738	7.000%, 04/15/23 (e)	1,769
4,413	9.000%, 04/01/22 (e)	3,288
	Endo Dac,
1,345	5.875%, 10/15/24 (e)	1,390
8,970	6.000%, 07/15/23 (e)	8,264
850	6.000%, 02/01/25 (e)	762
	Endo Finance LLC,
2,204	5.375%, 01/15/23 (e)	2,000
7,616	5.750%, 01/15/22 (e)	7,302
3,750	inVentiv Group Holdings, Inc., 7.500%, 10/01/24 (e)	4,083
	Valeant Pharmaceuticals International, Inc.,
14,114	5.375%, 03/15/20 (e)	13,144
222	5.500%, 03/01/23 (e)	178
26,618	5.875%, 05/15/23 (e)	21,677
30,238	6.125%, 04/15/25 (e)	24,115
7,000	6.375%, 10/15/20 (e)	6,554
1,750	6.500%, 03/15/22 (e)	1,837
1,472	6.750%, 08/15/18 (e)	1,484
9,958	6.750%, 08/15/21 (e)	8,962
6,150	7.000%, 10/01/20 (e)	5,873
19,406	7.000%, 03/15/24 (e)	20,522
22,026	7.250%, 07/15/22 (e)	19,548
26,984	7.500%, 07/15/21 (e)	24,994

		177,746

	Total Health Care	561,749

	Industrials — 4.3%
	Aerospace & Defense — 0.7%
	Arconic, Inc.,
11,617	5.125%, 10/01/24	12,349
2,969	5.400%, 04/15/21	3,197
1,363	5.720%, 02/23/19	1,444
2,136	5.870%, 02/23/22	2,334
2,564	6.150%, 08/15/20	2,815
4,920	6.750%, 01/15/28	5,529
	Bombardier, Inc., (Canada),
2,518	4.750%, 04/15/19 (e)	2,559
1,409	6.125%, 01/15/23 (e)	1,413
9,480	7.500%, 03/15/25 (e)	9,807
1,022	7.750%, 03/15/20 (e)	1,104
708	8.750%, 12/01/21 (e)	785
8,540	FGI Operating Co. LLC, 7.875%, 05/01/20	5,636
709	Huntington Ingalls Industries, Inc., 5.000%, 11/15/25 (e)	758
8,815	KLX, Inc., 5.875%, 12/01/22 (e)	9,289
5,927	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	6,060
3,162	Orbital ATK, Inc., 5.250%, 10/01/21	3,267
	TransDigm, Inc.,
705	6.000%, 07/15/22	730
2,531	6.375%, 06/15/26	2,594
6,170	6.500%, 05/15/25	6,394
2,254	6.500%, 05/15/25 (e)	2,336
12,053	Triumph Group, Inc., 4.875%, 04/01/21	12,000

		92,400

	Air Freight & Logistics — 0.1%
	XPO Logistics, Inc.,
1,970	6.125%, 09/01/23 (e)	2,078
8,715	6.500%, 06/15/22 (e)	9,253

		11,331

	Airlines — 0.2%
12,599	Allegiant Travel Co., 5.500%, 07/15/19	12,993
7,540	American Airlines Group, Inc., 5.500%, 10/01/19 (e)	7,884

		20,877

	Building Products — 0.3%
1,330	Allegion plc, 5.875%, 09/15/23	1,436
2,570	Griffon Corp., 5.250%, 03/01/22	2,634
5,940	James Hardie International Finance Ltd., (Ireland), 5.875%, 02/15/23 (e)	6,252
3,066	Masonite International Corp., 5.625%, 03/15/23 (e)	3,219
1,980	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	2,146
8,100	NWH Escrow Corp., 7.500%, 08/01/21 (e)	7,331

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Building Products — continued
9,975	RSI Home Products, Inc., 6.500%, 03/15/23 (e)	10,524
3,541	Summit Materials LLC, 6.125%, 07/15/23	3,700

		37,242

	Commercial Services & Supplies — 1.1%
2,955	ACCO Brands Corp., 5.250%, 12/15/24 (e)	3,051
	ADT Corp. (The),
7,330	3.500%, 07/15/22	7,165
14,625	4.125%, 06/15/23	14,588
204	APX Group, Inc., 6.375%, 12/01/19	210
	Clean Harbors, Inc.,
3,301	5.125%, 06/01/21	3,380
7,335	5.250%, 08/01/20	7,454
363	Corporate Risk Holdings LLC, 9.500%, 07/01/19 (e)	385
6,307	GFL Environmental, Inc., (Canada), 5.625%, 05/01/22 (e)	6,354
20,250	GW Honos Security Corp., (Canada), 8.750%, 05/15/25 (e)	20,857
4,330	Harland Clarke Holdings Corp., 6.875%, 03/01/20 (e)	4,476
21,560	ILFC E-Capital Trust I, VAR, 4.660%, 12/21/65 (e)	20,698
1,474	KAR Auction Services, Inc., 5.125%, 06/01/25 (e)	1,503
1,850	Nielsen Co. Luxembourg SARL (The), 5.500%, 10/01/21 (e)	1,915
	Nielsen Finance LLC,
8,116	4.500%, 10/01/20	8,258
16,131	5.000%, 04/15/22 (e)	16,595
14,941	Prime Security Services Borrower LLC, 9.250%, 05/15/23 (e)	16,336
2,940	Quad/Graphics, Inc., 7.000%, 05/01/22	2,948
	Quebecor World Capital Corp.,
2,650	0.000%, 03/15/16 (d)	—	(h)
2,565	6.125%, 01/15/16 (d)	—	(h)

		136,173

	Construction & Engineering — 0.1%
	AECOM,
4,870	5.750%, 10/15/22	5,113
8,270	5.875%, 10/15/24	8,870
2,780	Great Lakes Dredge & Dock Corp., 8.000%, 05/15/22 (e)	2,822
1,000	MasTec, Inc., 4.875%, 03/15/23	1,007

		17,812

	Electrical Equipment — 0.1%
10,450	General Cable Corp., 5.750%, 10/01/22	10,293
	Sensata Technologies BV,
3,020	4.875%, 10/15/23 (e)	3,073
200	5.625%, 11/01/24 (e)	215

		13,581

	Industrial Conglomerates — 0.1%
7,023	CTP Transportation Products LLC, 8.250%, 12/15/19 (e)	6,514

	Machinery — 0.4%
12,100	Bluewater Holding BV, (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	10,467
	CNH Industrial Capital LLC,
3,380	4.375%, 04/05/22	3,498
7,893	4.875%, 04/01/21	8,381
3,930	Hillman Group, Inc. (The), 6.375%, 07/15/22 (e)	3,734
	Novelis Corp.,
3,506	5.875%, 09/30/26 (e)	3,629
2,155	6.250%, 08/15/24 (e)	2,270
5,735	Optimas OE Solutions Holding LLC, 8.625%, 06/01/21 (e)	5,620
	Oshkosh Corp.,
4,575	5.375%, 03/01/22	4,764
1,740	5.375%, 03/01/25	1,818
	SPX FLOW, Inc.,
2,025	5.625%, 08/15/24 (e)	2,075
2,860	5.875%, 08/15/26 (e)	2,955
3,664	Terex Corp., 5.625%, 02/01/25 (e)	3,756
2,480	Welbilt, Inc., 9.500%, 02/15/24	2,877

		55,844

	Professional Services — 0.1%
5,698	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	5,783

	Road & Rail — 0.6%
8,350	Ashtead Capital, Inc., (United Kingdom), 6.500%, 07/15/22 (e)	8,653
	Avis Budget Car Rental LLC,
5,585	5.500%, 04/01/23	5,473
9,680	6.375%, 04/01/24 (e)	9,535

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Road & Rail — continued
	Herc Rentals, Inc.,
3,884	7.500%, 06/01/22 (e)	4,127
7,251	7.750%, 06/01/24 (e)	7,740
	Hertz Corp. (The),
5,540	5.500%, 10/15/24 (e)	4,446
12,151	6.250%, 10/15/22	10,374
9,336	7.375%, 01/15/21	8,799
10,112	7.625%, 06/01/22 (e)	10,112
22,182	Jack Cooper Holdings Corp., 9.250%, 06/01/20	7,875
729	Park Aerospace Holdings Ltd., (Ireland), 5.250%, 08/15/22 (e)	765

		77,899

	Trading Companies & Distributors — 0.5%
1,500	Aircastle Ltd., 6.250%, 12/01/19	1,627
10,780	H&E Equipment Services, Inc., 7.000%, 09/01/22	11,273
	HD Supply, Inc.,
4,274	5.250%, 12/15/21 (e)	4,503
5,755	5.750%, 04/15/24 (e)	6,136
1,408	International Lease Finance Corp., 5.875%, 08/15/22	1,598
	United Rentals North America, Inc.,
7,625	4.625%, 07/15/23	7,937
2,275	5.500%, 07/15/25	2,398
785	5.500%, 05/15/27	807
703	5.750%, 11/15/24	743
4,620	5.875%, 09/15/26	4,897
18,765	6.125%, 06/15/23	19,807
6,159	7.625%, 04/15/22	6,428

		68,154

	Total Industrials	543,610

	Information Technology — 3.7%
	Communications Equipment — 0.4%
	Avaya, Inc.,
11,235	7.000%, 04/01/19 (d) (e)	9,184
3,424	10.500%, 03/01/21 (d) (e)	428
9,947	CommScope Technologies LLC, 6.000%, 06/15/25 (e)	10,571
	CommScope, Inc.,
1,893	5.000%, 06/15/21 (e)	1,941
4,731	5.500%, 06/15/24 (e)	4,962
10,287	Goodman Networks, Inc., 12.225%, 07/01/18 (d)	3,806
3,763	Nokia OYJ, (Finland), 5.375%, 05/15/19	3,979
3,565	Plantronics, Inc., 5.500%, 05/31/23 (e)	3,699
9,895	Riverbed Technology, Inc., 8.875%, 03/01/23 (e)	9,920

		48,490

	Electronic Equipment, Instruments & Components — 0.2%
1,140	Allegion US Holding Co., Inc., 5.750%, 10/01/21	1,186
4,560	Anixter, Inc., 5.500%, 03/01/23	4,845
	Belden, Inc.,
1,497	5.250%, 07/15/24 (e)	1,527
8,090	5.500%, 09/01/22 (e)	8,333
10,694	Bonal International, Inc., 5.750%, 02/01/23 (d)	—	(h)
1,432	CDW LLC, 5.000%, 09/01/23	1,479
8,180	Zebra Technologies Corp., 7.250%, 10/15/22	8,781

		26,151

	Internet Software & Services — 0.4%
7,125	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	7,499
5,853	GTT Communications, Inc., 7.875%, 12/31/24 (e)	6,263
8,520	Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	9,095
	Zayo Group LLC,
19,988	6.000%, 04/01/23	21,137
5,770	6.375%, 05/15/25	6,203

		50,197

	IT Services — 0.6%
2,257	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	2,285
	First Data Corp.,
638	5.000%, 01/15/24 (e)	661
17,558	5.375%, 08/15/23 (e)	18,436
29,525	5.750%, 01/15/24 (e)	31,223
19,471	7.000%, 12/01/23 (e)	20,980
2,555	Gartner, Inc., 5.125%, 04/01/25 (e)	2,670
705	WEX, Inc., 4.750%, 02/01/23 (e)	701

		76,956

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — 0.7%
3,651	Advanced Micro Devices, Inc., 7.000%, 07/01/24	3,834
	Amkor Technology, Inc.,
11,957	6.375%, 10/01/22	12,465
4,755	6.625%, 06/01/21	4,844
5,099	Broadcom Corp., 3.875%, 01/15/27 (e)	5,174
5,789	Entegris, Inc., 6.000%, 04/01/22 (e)	6,035
8,312	MagnaChip Semiconductor Corp., (South Korea), 6.625%, 07/15/21	7,626
	Micron Technology, Inc.,
3,466	5.250%, 08/01/23 (e)	3,561
12,376	5.250%, 01/15/24 (e)	12,747
255	5.500%, 02/01/25	266
416	5.875%, 02/15/22	435
5,720	7.500%, 09/15/23	6,390
4,116	Microsemi Corp., 9.125%, 04/15/23 (e)	4,744
	NXP BV, (Netherlands),
4,690	4.125%, 06/01/21 (e)	4,948
7,408	4.625%, 06/01/23 (e)	8,001
2,350	5.750%, 03/15/23 (e)	2,486
10,515	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26 (e)	11,461

		95,017

	Software — 0.6%
3,740	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	3,836
1,255	CDK Global, Inc., 4.875%, 06/01/27 (e)	1,268
7,185	Change Healthcare Holdings LLC, 5.750%, 03/01/25 (e)	7,383
1,862	CURO Financial Technologies Corp., 12.000%, 03/01/22 (e)	1,955
3,320	Genesys Telecommunications Laboratories, Inc., 10.000%, 11/30/24 (e)	3,719
12,433	Infor Software Parent LLC, 7.130%, (cash), 05/01/21 (e) (v)	12,837
26,263	Infor US, Inc., 6.500%, 05/15/22	27,346
8,150	Informatica LLC, 7.125%, 07/15/23 (e)	8,211
3,409	Interface Security Systems Holdings, Inc., 9.250%, 01/15/18	3,344
2,255	Veritas US, Inc., 7.500%, 02/01/23 (e)	2,413

		72,312

	Technology Hardware, Storage & Peripherals — 0.8%
	Diamond 1 Finance Corp.,
40	3.480%, 06/01/19 (e)	41
2,115	4.420%, 06/15/21 (e)	2,229
10,923	5.450%, 06/15/23 (e)	11,860
5,061	5.875%, 06/15/21 (e)	5,349
10,153	6.020%, 06/15/26 (e)	11,199
5,131	7.125%, 06/15/24 (e)	5,717
6,920	EMC Corp., 1.875%, 06/01/18	6,879
	NCR Corp.,
1,046	5.000%, 07/15/22	1,068
495	5.875%, 12/15/21	516
352	6.375%, 12/15/23	377
	Western Digital Corp.,
28,639	7.375%, 04/01/23 (e)	31,345
20,714	10.500%, 04/01/24	24,287

		100,867

	Total Information Technology	469,990

	Materials — 3.3%
	Chemicals — 1.2%
	Ashland LLC,
4,115	3.875%, 04/15/18	4,177
8,755	4.750%, 08/15/22	9,116
2,705	6.875%, 05/15/43	2,969
2,055	Axalta Coating Systems LLC, 4.875%, 08/15/24 (e)	2,104
	Blue Cube Spinco, Inc.,
3,795	9.750%, 10/15/23	4,630
2,625	10.000%, 10/15/25	3,255
	Chemours Co. (The),
6,493	6.625%, 05/15/23	6,930
2,610	7.000%, 05/15/25	2,891
10,180	CVR Partners LP, 9.250%, 06/15/23 (e)	10,549
7,585	Gates Global LLC, 6.000%, 07/15/22 (e)	7,728
3,930	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	4,480
28,556	Hexion, Inc., 6.625%, 04/15/20	26,557
11,167	Huntsman International LLC, 5.125%, 11/15/22	12,032
10,465	INEOS Group Holdings SA, (Luxembourg), 5.625%, 08/01/24 (e)	10,753
9,865	LSB Industries, Inc., SUB, 8.500%, 08/01/19	9,766

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Chemicals — continued
8,000	Momentive Performance Materials USA, Inc., 8.875%, 10/15/20 (d)	—	(h)
4,160	Momentive Performance Materials, Inc., 3.880%, 10/24/21	4,212
	NOVA Chemicals Corp., (Canada),
2,640	4.875%, 06/01/24 (e)	2,646
2,105	5.250%, 06/01/27 (e)	2,108
4,687	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	4,816
5,569	PQ Corp., 6.750%, 11/15/22 (e)	6,056
5,670	Rain CII Carbon LLC, 7.250%, 04/01/25 (e)	5,883
5,673	Reichhold Industries, Inc., 11.030%, 05/01/18 (d) (e)	—	(h)
	Scotts Miracle-Gro Co. (The),
3,497	5.250%, 12/15/26	3,628
3,995	6.000%, 10/15/23	4,285
2,910	Trinseo Materials Operating SCA, 6.750%, 05/01/22 (e)	3,092

		154,663

	Construction Materials — 0.3%
	Cemex Finance LLC, (Mexico),
3,000	6.000%, 04/01/24 (e)	3,162
22,345	9.375%, 10/12/22 (e)	23,864
	Cemex SAB de CV, (Mexico),
1,299	6.125%, 05/05/25 (e)	1,396
4,488	7.750%, 04/16/26 (e)	5,096
	US Concrete, Inc.,
210	6.375%, 06/01/24 (e)	220
2,498	6.375%, 06/01/24	2,610

		36,348

	Containers & Packaging — 0.7%
500	ARD Finance SA, (Luxembourg), 7.130%, (Cash), 09/15/23 (v)	521
	Ardagh Packaging Finance plc, (Ireland),
8,941	6.000%, 02/15/25 (e)	9,321
7,575	7.250%, 05/15/24 (e)	8,266
703	Ball Corp., 5.250%, 07/01/25	764
	Berry Plastics Corp.,
1,190	5.125%, 07/15/23	1,247
2,030	6.000%, 10/15/22	2,165
8,012	Flex Acquisition Co., Inc., 6.875%, 01/15/25 (e)	8,393
4,895	Pactiv LLC, 8.375%, 04/15/27	5,458
	Reynolds Group Issuer, Inc., (New Zealand),
15,030	5.750%, 10/15/20	15,443
10,077	6.875%, 02/15/21	10,328
12,326	7.000%, 07/15/24 (e)	13,266
9,195	VAR, 4.658%, 07/15/21 (e)	9,425

		84,597

	Metals & Mining — 1.1%
4,855	AK Steel Corp., 7.500%, 07/15/23	5,249
	Alcoa Nederland Holding BV,
1,335	6.750%, 09/30/24 (e)	1,442
1,305	7.000%, 09/30/26 (e)	1,429
3,716	Aleris International, Inc., 7.875%, 11/01/20	3,659
4,558	Anglo American Capital plc, (United Kingdom), 4.875%, 05/14/25 (e)	4,726
	ArcelorMittal, (Luxembourg),
25,000	7.000%, 02/25/22	28,125
5,000	7.750%, 10/15/39	5,599
328	Cliffs Natural Resources, Inc., 8.250%, 03/31/20 (e)	361
8,235	Commercial Metals Co., 4.875%, 05/15/23	8,266
	Constellium NV, (Netherlands),
1,080	5.750%, 05/15/24 (e)	1,007
750	6.625%, 03/01/25 (e)	724
3,410	7.875%, 04/01/21 (e)	3,670
351	FMG Resources August 2006 Pty. Ltd., (Australia), 9.750%, 03/01/22 (e)	404
	Freeport-McMoRan, Inc.,
702	2.300%, 11/14/17	700
3,990	3.100%, 03/15/20	3,927
500	3.550%, 03/01/22	468
14,110	3.875%, 03/15/23	13,114
1,920	4.550%, 11/14/24	1,808
631	5.400%, 11/14/34	558
12,149	5.450%, 03/15/43	10,273
10,635	Hecla Mining Co., 6.875%, 05/01/21	10,981
723	Hudbay Minerals, Inc., (Canada), 7.250%, 01/15/23 (e)	755
	Lundin Mining Corp., (Canada),
3,500	7.500%, 11/01/20 (e)	3,702
4,905	7.875%, 11/01/22 (e)	5,371

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Metals & Mining — continued
2,180	Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19 (d)	—	(h)
	Steel Dynamics, Inc.,
3,000	5.125%, 10/01/21	3,094
1,500	5.250%, 04/15/23	1,550
480	5.500%, 10/01/24	508
	Teck Resources Ltd., (Canada),
575	8.000%, 06/01/21 (e)	624
2,237	8.500%, 06/01/24 (e)	2,592
2,796	United States Steel Corp., 8.375%, 07/01/21 (e)	3,069
10,907	Zekelman Industries, Inc., 9.875%, 06/15/23 (e)	12,325

		140,080

	Paper & Forest Products — 0.0% (g)
1,365	Boise Cascade Co., 5.625%, 09/01/24 (e)	1,416

	Total Materials	417,104

	Real Estate — 0.7%
	Equity Real Estate Investment Trusts (REITs) — 0.7%
4,110	Care Capital Properties LP, 5.125%, 08/15/26	4,116
	CoreCivic, Inc.,
4,233	4.125%, 04/01/20	4,350
5,520	4.625%, 05/01/23	5,561
2,595	5.000%, 10/15/22	2,673
	CyrusOne LP,
2,209	5.000%, 03/15/24 (e)	2,259
1,343	5.375%, 03/15/27 (e)	1,383
2,591	DuPont Fabros Technology LP, 5.875%, 09/15/21	2,695
	Equinix, Inc.,
6,609	5.375%, 01/01/22	6,983
3,633	5.750%, 01/01/25	3,924
3,605	5.875%, 01/15/26	3,919
	GEO Group, Inc. (The),
305	5.125%, 04/01/23	306
5,290	5.875%, 01/15/22	5,502
1,570	5.875%, 10/15/24	1,617
2,795	6.000%, 04/15/26	2,893
	Iron Mountain, Inc.,
3,510	4.375%, 06/01/21 (e)	3,643
2,250	5.750%, 08/15/24	2,309
703	6.000%, 10/01/20 (e)	733
6,149	6.000%, 08/15/23	6,518
2,085	MGM Growth Properties Operating Partnership LP, 5.625%, 05/01/24	2,249
	RHP Hotel Properties LP,
6,788	5.000%, 04/15/21	6,940
4,580	5.000%, 04/15/23	4,689
5,515	SBA Communications Corp., 4.875%, 09/01/24 (e)	5,595
	Uniti Group, Inc.,
3,580	6.000%, 04/15/23 (e)	3,750
1,675	7.125%, 12/15/24 (e)	1,679
2,830	8.250%, 10/15/23	2,979

		89,265

	Real Estate Management & Development — 0.0% (g)
2,332	Kennedy-Wilson, Inc., 5.875%, 04/01/24	2,425

	Total Real Estate	91,690

	Telecommunication Services — 6.1%
	Diversified Telecommunication Services — 4.1%
	CCO Holdings LLC,
4,275	5.125%, 02/15/23	4,433
5,203	5.125%, 05/01/23 (e)	5,473
3,990	5.375%, 05/01/25 (e)	4,224
8,740	5.500%, 05/01/26 (e)	9,238
478	5.750%, 09/01/23	503
12,275	5.750%, 02/15/26 (e)	13,150
22,320	5.875%, 04/01/24 (e)	23,977
	CenturyLink, Inc.,
703	Series V, 5.625%, 04/01/20	745
11,050	Series W, 6.750%, 12/01/23	11,810
2,745	Series Y, 7.500%, 04/01/24	3,006
2,982	Cincinnati Bell, Inc., 7.000%, 07/15/24 (e)	3,124
9,051	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	9,311
1,404	Consolidated Communications, Inc., 6.500%, 10/01/22	1,395
33,284	Embarq Corp., 7.995%, 06/01/36	33,804
	Frontier Communications Corp.,
10,770	6.250%, 09/15/21	10,097
6,745	6.875%, 01/15/25	5,426

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
1,809	8.500%, 04/15/20	1,917
10,005	9.250%, 07/01/21	10,193
5,004	10.500%, 09/15/22	4,916
16,374	11.000%, 09/15/25	15,289
17,843	GCI, Inc., 6.750%, 06/01/21	18,378
	Intelsat Jackson Holdings SA, (Luxembourg),
26,904	5.500%, 08/01/23	22,196
23,944	7.250%, 04/01/19	22,866
34,923	7.250%, 10/15/20	31,518
13,968	7.500%, 04/01/21	12,432
10,767	8.000%, 02/15/24 (e)	11,628
4,935	Level 3 Communications, Inc., 5.750%, 12/01/22	5,132
	Level 3 Financing, Inc.,
534	5.125%, 05/01/23	555
10,559	5.375%, 01/15/24	11,067
7,975	5.375%, 05/01/25	8,384
9,233	5.625%, 02/01/23	9,637
704	6.125%, 01/15/21	720
4,300	VAR, 4.939%, 01/15/18	4,311
3,481	Qualitytech LP, 5.875%, 08/01/22	3,603
	Qwest Capital Funding, Inc.,
1,426	6.875%, 07/15/28	1,358
9,131	7.750%, 02/15/31	8,720
	SFR Group SA, (France),
29,275	6.000%, 05/15/22 (e)	30,666
5,291	6.250%, 05/15/24 (e)	5,556
3,060	7.375%, 05/01/26 (e)	3,314
	Sprint Capital Corp.,
1,242	6.875%, 11/15/28	1,377
22,936	6.900%, 05/01/19	24,714
31,417	8.750%, 03/15/32	39,605
7,045	Virgin Media Finance plc, (United Kingdom), 6.375%, 04/15/23 (e)	7,388
	Virgin Media Secured Finance plc, (United Kingdom),
1,485	5.500%, 01/15/25 (e)	1,530
715	5.500%, 08/15/26 (e)	736
	Wind Acquisition Finance SA, (Italy),
11,260	4.750%, 07/15/20 (e)	11,417
7,845	7.375%, 04/23/21 (e)	8,174
EUR 1,007	VAR, 4.922%, 04/30/19 (e)	1,140
	Windstream Services LLC,
5,685	6.375%, 08/01/23	4,822
18,616	7.500%, 06/01/22	17,220
3,979	7.500%, 04/01/23	3,601
16,422	7.750%, 10/01/21	15,888

		521,684

	Wireless Telecommunication Services — 2.0%
	Hughes Satellite Systems Corp.,
3,353	5.250%, 08/01/26	3,450
1,335	6.625%, 08/01/26	1,415
5,461	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	5,673
	Sprint Communications, Inc.,
5,497	6.000%, 11/15/22	5,854
5,795	7.000%, 03/01/20 (e)	6,432
9,990	7.000%, 08/15/20	11,027
45,557	9.000%, 11/15/18 (e)	49,999
14,853	11.500%, 11/15/21	19,086
	Sprint Corp.,
7,527	7.125%, 06/15/24	8,467
4,842	7.250%, 09/15/21	5,497
13,695	7.625%, 02/15/25	15,749
59,960	7.875%, 09/15/23	69,329
457	Syniverse Holdings, Inc., 9.125%, 01/15/19	448
	T-Mobile USA, Inc.,
708	6.000%, 04/15/24	763
10,830	6.375%, 03/01/25	11,737
3,400	6.500%, 01/15/24	3,681
6,493	6.500%, 01/15/26	7,167
10,577	6.625%, 04/01/23	11,261
7,785	6.836%, 04/28/23	8,330
5,820	United States Cellular Corp., 6.700%, 12/15/33	5,902

		251,267

	Total Telecommunication Services	772,951

	Utilities — 0.5%
	Electric Utilities — 0.0% (g)
1,000	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	1,115
	Texas Competitive Electric Holdings Co. LLC,
62,006	8.500%, 05/01/20 (d)	93

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Electric Utilities — continued
5,000	11.500%, 10/01/20 (d)	7

		1,215

	Gas Utilities — 0.0% (g)
3,700	AmeriGas Partners LP, 5.500%, 05/20/25	3,746
346	Ferrellgas LP, 6.750%, 01/15/22	334

		4,080

	Independent Power and Renewable Electricity Producers — 0.5%
	AES Corp.,
647	4.875%, 05/15/23	658
1,395	5.500%, 03/15/24	1,447
1,000	6.000%, 05/15/26	1,070
3,480	VAR, 4.055%, 06/01/19	3,489
	Calpine Corp.,
4,211	5.250%, 06/01/26 (e)	4,190
13,000	6.000%, 01/15/22 (e)	13,536
	Dynegy, Inc.,
5,215	7.375%, 11/01/22	5,137
2,705	7.625%, 11/01/24	2,624
2,650	8.000%, 01/15/25 (e)	2,570
15,075	GenOn Energy, Inc., 9.875%, 10/15/20	10,967
	NRG Energy, Inc.,
4,345	6.250%, 07/15/22	4,440
4,850	6.625%, 01/15/27	4,765
5,808	7.250%, 05/15/26	5,939
454	7.875%, 05/15/21	470
453	Talen Energy Supply LLC, 4.625%, 07/15/19 (e)	442

		61,744

	Total Utilities	67,039

	Total Corporate Bonds (Cost $5,094,594)	5,227,893

Municipal Bonds — 0.1% (t)
	Oklahoma — 0.1%
	Oklahoma City Economic Development Trust, Tax Apportionment, Increment District # 8 Project,
5,990	Series B, Rev., 5.000%, 03/01/33	6,505
3,390	Series B, Rev., 5.000%, 03/01/34	3,677

	Total Municipal Bonds (Cost $9,791)	10,182

Private Placements — 2.5%
	Commercial Loans — 1.9%
62,000	Doubletree Orlando, VAR, 7.036%, 05/31/18	62,000
61,000	Hyatt Centric Funding LLC, VAR, 7.030%, 10/01/17	61,000
33,000	Raleigh Hotel, VAR, 7.531%, 06/30/17	33,000
38,397	Scout Harbor, Class X1, VAR, 7.021%, 01/01/18	38,398
41,500	Sheraton Needham Hotel, VAR, 6.031%, 07/01/20	41,500
7,187	Waldorf Astoria Park City, VAR, 7.392%, 06/01/18	7,187

	Total Commercial Loans	243,085

	Residential Loans — 0.6%
42,000	8995 Collins Funding LLC, VAR, 8.530%, 08/04/17	42,000
33,561	RREF II-HV, VAR, 7.181%, 11/01/17	33,561

	Total Residential Loans	75,561

	Total Private Placements (Cost $318,612)	318,646

SHARES
Common Stocks — 0.8%
	Consumer Discretionary — 0.0% (g)
	Auto Components — 0.0% (g)
273	UCI International Holdings (a)	4,095

	Specialty Retail — 0.0% (g)
93	Nebraska Book Holdings, Inc. (a)	2

	Total Consumer Discretionary	4,097

	Energy — 0.5%
	Oil, Gas & Consumable Fuels — 0.5%
507	Amplify Energy Corp. (a)	7,028
289	Bonanza Creek Energy, Inc. (a)	10,210
817	Chaparral Energy, Inc. (a)	20,633
1,280	Halcon Resources Corp. (a)	7,782
193	Penn Virginia Corp. (a)	8,262
2	Sabine Oil & Gas Holdings, Inc. (a)	76
310	SandRidge Energy, Inc. (a)	6,129
108	Southwestern Energy Co. (a)	653
95	Ultra Petroleum Corp. (a)	1,073

	Total Energy	61,846

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Financials — 0.0% (g)
	Insurance — 0.0% (g)
1	Towergate Finance plc, (United Kingdom)02/15/19 (a)	—	(h)

	Mortgage Real Estate Investment Trusts (REITs) — 0.0% (g)
56	Sutherland Asset Management Corp.	833

	Total Financials	833

	Information Technology — 0.1%
	Communications Equipment — 0.1%
275	Aspect Software, Inc., Class CR1 (a)	4,587
111	Aspect Software, Inc., Class CR2 (a)	1,857

	Total Information Technology	6,444

	Materials — 0.1%
	Chemicals — 0.1%
9	Reichhold , Inc. (a)	6,922

	Telecommunication Services — 0.0% (g)
	Wireless Telecommunication Services — 0.0% (g)
777	NII Holdings, Inc. (a)	441

	Utilities — 0.1%
	Independent Power and Renewable Electricity Producers — 0.1%
50	Dynegy, Inc. (a)	414
1,110	Vistra Energy Corp.	16,394

	Total Utilities	16,808

	Total Common Stocks (Cost $107,509)	97,391

Convertible Preferred Stocks — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
1,533	General Motors Co., 5.250%, 03/06/32	—	(h)

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
280	Southwestern Energy Co., Series B, 6.250%, 01/15/18	4,276
	Total Convertible Preferred Stocks (Cost $13,698)	4,276

Preferred Stocks — 0.2%
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
	General Motors Co.,
175	0.684%, 06/01/49	—	(h)
1,545	6.250%, 07/15/33	—	(h)
170	7.250%, 04/15/41	—	(h)
687	7.250%, 02/15/52	—	(h)
581	7.375%, 05/15/48	—	(h)
51	7.375%, 10/01/51	—	(h)
505	Motors Liquidation Co., 7.250%, 07/15/41	—	(h)

	Total Consumer Discretionary	—	(h)

	Financials — 0.2%
	Banks — 0.0% (g)
156	GMAC Capital Trust I, Series 2, VAR, 6.967%, 02/15/40 ($25 par value)	3,971

	Insurance — 0.2%
28	XLIT Ltd., (Bermuda), Series D, VAR, 4.278%, 07/17/17 ($1,000 par value) @	24,929

	Total Financials	28,900

	Total Preferred Stocks (Cost $27,457)	28,900

PRINCIPAL AMOUNT
Loan Assignments — 8.9%
	Consumer Discretionary — 2.1%
	Auto Components — 0.1%
8,035	USI, Inc., 1st Lien Term Loan B, VAR, 4.180%, 04/05/24 ^	8,021
	Automobiles — 0.1%
10,201	Chrysler Group LLC, Tranche B Term Loan, VAR, 2.990%, 12/31/18	10,272
	Distributors — 0.0% (g)
2,818	Univar USA, Inc., Term B-2 Loan, VAR, 3.795%, 07/01/22	2,829
	Diversified Consumer Services — 0.1%
14,942	Spin Holdco, Inc., Initial Term Loan, VAR, 4.405%, 11/14/19	14,923
	Hotels, Restaurants & Leisure — 0.5%
30,000	1011778 BC ULC, 1st Lien Term Loan B, VAR, 3.309%, 02/16/24 ^	30,045

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Hotels, Restaurants & Leisure — continued
14,314	Caesars Entertainment Operating Co., Inc., Extended Term Loan B-6, VAR, 10.250%, 12/31/26 ^	16,855
5,858	Casablanca US Holdings, Inc., 1st Lien Term Loan, VAR, 5.897%, 02/07/24	5,821
1,975	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	1,980
3,260	Hilton Worldwide Finance LLC, Series B-2 Term Loan, VAR, 3.024%, 10/25/23	3,278
2,795	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.545%, 12/09/20	2,807
1,773	Landry’s, Inc., 1st Lien Term Loan, VAR, 3.745%, 10/04/23	1,772

		62,558

	Leisure Products — 0.2%
4,000	Delta 2 Sarl, USD Facility B-3 Term Loan, VAR, 4.568%, 02/01/24	4,003
10,286	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	9,780
8,451	Steinway Musical Instruments, Inc., 1st Lien Term Loan, VAR, 4.922%, 09/19/19	8,106

		21,889

	Media — 0.8%
2,903	AMC Entertainment, Inc., 1st Lien Term Loan, VAR, 3.249%, 12/15/22	2,918
11,035	Hercules Achievement, Inc, 1st Lien Initial Term Loan, VAR, 5.000%, 12/10/21	11,092
15,935	iHeartCommunications, Inc., Term Loan D, VAR, 7.795%, 01/30/19	13,094
7,542	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 8.545%, 07/30/19	6,226
1,869	Regal Cinemas Corp., 1st Lien Term Loan, VAR, 04/01/22 ^	1,877
4,055	Sinclair Broadcast Group, Inc., 1st Lien Term Loan B, VAR, 3.300%, 01/03/24	4,056
2,370	Tribune Media Co., 1st Lien Term Loan B, VAR, 4.045%, 01/18/24	2,378
2,958	Tribune Media Co., Term Loan B, VAR, 4.045%, 12/27/20	2,970
42,282	Univision Communications, Inc., 1st Lien Term Loan C-5, VAR, 3.795%, 03/15/24	41,917
13,738	Vertis, Inc., 1st Lien Term Loan, VAR, 12.000%, 12/21/17 (d)	—	(h)
4,957	WMG Acquisition Corp., Term Loan, VAR, 3.750%, 11/01/23	4,965
6,742	Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan, VAR, 4.260%, 08/18/23	6,776
4,769	Zuffa LLC, 2nd Lien Guaranteed Senior Secured Term Loan, VAR, 8.510%, 08/18/24	4,852

		103,121

	Multiline Retail — 0.1%
13,004	Neiman Marcus Group, Inc., Other Term Loan, VAR, 4.250%, 10/25/20	10,097
	Specialty Retail — 0.2%
1,169	Hillman Group, Inc. (The), Initial Term Loan, VAR, 4.647%, 06/30/21	1,178
12,631	J Crew Group, Inc., Initial Loan, VAR, 4.087%, 03/05/21 ^	8,598
4,883	Michaels Stores, Inc., Term Loan B-1, VAR, 3.781%, 01/30/23	4,876
12,800	Petco Animal Supplies, Inc., 1st Lien Term Loan B-1, VAR, 4.172%, 01/26/23	11,881
5,077	PetSmart, Inc., Term Loan B, VAR, 4.010%, 03/11/22	4,874

		31,407

	Total Consumer Discretionary	265,117

	Consumer Staples — 1.2%
	Food & Staples Retailing — 0.5%
4,115	Albertson’s LLC, Term Loan B-4, VAR, 4.045%, 08/25/21	4,138
9,770	Albertson’s LLC, Term Loan B-5, VAR, 4.401%, 12/21/22	9,835
2,886	Albertson’s LLC, Term Loan B-6, VAR, 4.450%, 06/22/23	2,904
8,586	BJ’s Wholesale Club, Inc., 1st Lien Term Loan, VAR, 4.750%, 01/27/24	8,568
1,959	BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, VAR, 8.500%, 02/03/25	1,982
14,963	Moran Foods LLC, Term Loan B, VAR, 7.045%, 11/29/23	14,719
3,325	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	3,336
14,167	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	14,198

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Food & Staples Retailing — continued
6,984	SUPERVALU, Inc., Term Loan B, VAR, 5.545%, 03/21/19	6,991

		66,671

	Food Products — 0.6%
19,857	Dole Food Co., 1st Lien Term Loan B, VAR, 4.124%, 04/06/24	19,935
3,441	Hearthside Group Holdings LLC, 1st Lien Term Loan B, VAR, 4.045%, 06/21/21	3,464
16,202	JBS USA LLC, Term Loan B, VAR, 3.495%, 10/30/22	15,950
28,443	Pinnacle Foods Finance LLC, Term Loan B, VAR, 2.995%, 01/27/24	28,573

		67,922

	Household Products — 0.1%
11,244	Zep Inc., Term Loan, VAR, 5.045%, 06/27/22	11,272
	Personal Products — 0.0% (g)
2,466	Revlon Consumer Products Corp., Term Loan B, VAR, 4.544%, 09/07/23	2,352

	Total Consumer Staples	148,217

	Energy — 1.1%
	Energy Equipment & Services — 0.2%
2,963	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.147%, 06/27/20	2,334
21,385	Vistra Operations Co. LLC, Term Loan B-2, VAR, 4.258%, 12/14/23	21,393

		23,727

	Oil, Gas & Consumable Fuels — 0.9%
1,218	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	1,218
6,630	California Resources Corp., 1st Lien Second Out Term Loan, VAR, 11.375%, 08/05/21	7,330
15,464	Chesapeake Energy Corp., 1st Lien Last Out, VAR, 8.686%, 08/23/21	16,663
22,965	Citgo Holding, Inc., Term Loan, VAR, 9.647%, 05/12/18	23,233
5,234	Exco Resources, Inc., 1st Lien Term Loan A, VAR, 12.500%, 10/19/20	3,402
34,451	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.300%, 07/27/23	32,987
8,743	MEG Energy Corp., 1st Lien Term B Loan, VAR, 4.627%, 12/31/23	8,715
23,133	Ultra Resources, Inc., Term Loan, VAR, 4.000%, 04/12/24	23,060

		116,608

	Total Energy	140,335

	Financials — 0.2%
	Capital Markets — 0.1%
14,550	Misys, Term Loan B, VAR, 04/26/24 ^	14,578
	Insurance — 0.1%
4,913	Alliant Holdings I, Inc., Initial Term Loan, VAR, 4.417%, 08/12/22	4,918
6,862	HUB International Ltd., Initial Term Loan, VAR, 4.172%, 10/02/20	6,897

		11,815

	Total Financials	26,393

	Health Care — 0.9%
	Health Care Equipment & Supplies — 0.1%
7,517	Ortho-Clinical Diagnostics, Inc., Initial Term Loan, VAR, 4.783%, 06/30/21	7,540
	Health Care Providers & Services — 0.5%
1,158	21st Century Oncology Holdings, Inc., DIP Term Loan, VAR, 11/24/17 ^	1,135
9,653	21st Century Oncology, Inc., 1st Lien Senior Secured Term Loan B, VAR, 7.275%, 04/30/22	8,897
1,365	Air Methods Corp., Term Loan, VAR, 4.573%, 04/22/24	1,356
9,742	CHG Healthcare Services, Inc., Term Loan B, VAR, 4.921%, 06/07/23	9,827
3,452	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, VAR, 4.148%, 01/27/21	3,453
11,012	inVentiv Health, Inc., Term Loan B, VAR, 4.952%, 09/28/23	11,072
4,400	MultiPlan, Inc., 1st Lien Term Loan B, VAR, 4.897%, 06/07/23	4,408
1,806	NAPA Management Services, 1st Lien Term Loan B, VAR, 6.147%, 04/19/23	1,784
19,256	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.147%, 01/31/21	19,289
7,875	Tennessee Merger Sub, Inc., 1st Lien Term Loan B, VAR, 3.795%, 01/12/24	7,828

		69,049

	Pharmaceuticals — 0.3%
7,236	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.279%, 10/21/21	5,228

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Pharmaceuticals — continued
15,790	Grifols Worldwide Operations Ltd., Term Loan B, VAR, 3.200%, 01/19/25	15,817
12,388	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, VAR, 5.750%, 04/01/22	12,605

		33,650

	Total Health Care	110,239

	Industrials — 0.8%
	Airlines — 0.2%
24,655	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.494%, 10/18/18	24,827
	Building Products — 0.1%
6,390	Continental Building Products, Inc., Term Loan B, VAR, 3.647%, 08/18/23	6,422
	Commercial Services & Supplies — 0.1%
1,550	Garda World Security, 1st Lien Term Loan B, VAR, 5.043%, 05/12/24 ^	1,553
1,141	Packers Holdings LLC, Initial Term Loan, VAR, 4.805%, 12/02/21	1,149
1,424	Prime Security Services Borrower LLC, Term B-1 Loan, VAR, 4.294%, 05/02/22	1,436
7,020	Tribe Buyer LLC, 1st Lien Term Loan, VAR, 5.533%, 02/08/24	6,962
3,100	Tribe Buyer LLC, 2nd Lien Term Loan, VAR, 11.033%, 02/08/25	3,038

		14,138

	Industrial Conglomerates — 0.0% (g)
5,760	Hudson Products Holdings, Inc., Term Loan, VAR, 5.150%, 03/15/19	5,342
	Machinery — 0.2%
12,287	Blount International, Inc., Term Loan, VAR, 6.010%, 04/12/23	12,487
1,304	Piscine US Acquisition LLC, 1st Lien Term Loan, VAR, 5.647%, 12/12/23	1,310
8,260	Rexnord LLC, Term Loan B, VAR, 3.889%, 08/21/23	8,291

		22,088

	Marine — 0.1%
9,171	American Commercial Lines, Inc., Term Loan B, VAR, 9.795%, 11/12/20	7,973
	Trading Companies & Distributors — 0.1%
11,801	Flying Fortress, Inc., Term Loan, VAR, 3.397%, 04/30/20	11,904

	Total Industrials	92,694

	Information Technology — 1.1%
	Communications Equipment — 0.1%
1	Aspect Software, Inc., 1st Lien Term Loan, VAR, 11.024%, 05/25/20	1
2,418	Avaya, Inc., DIP Term Loan, VAR, 8.517%, 01/24/18 (d)	2,490
1,025	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 5.670%, 10/26/17	835
2,175	Avaya, Inc., Term Loan B-6, VAR, 6.532%, 03/31/18 (d)	1,773
8,025	Avaya, Inc., Term Loan B-7, VAR, 6.417%, 05/29/20 (d)	6,565
7,545	Riverbed Technology, Inc.,1st Lien Term Loan, VAR, 4.300%, 04/25/22	7,445

		19,109

	Internet Software & Services — 0.2%
10,718	Evergreen Skills Lux Sarl, 1st Lien Initial Term Loan, VAR, 5.795%, 04/28/21 ^	10,121
3,099	Genesys Telecommunications Laboratories, Inc., Term Loan B, VAR, 5.158%, 12/01/23	3,120
8,500	GoDaddy, Inc., Term Loan B, VAR, 3.545%, 02/15/24	8,524

		21,765

	IT Services — 0.2%
12,045	First Data Corp., 1st Lien Term Loan, VAR, 3.529%, 04/26/24	12,108
3,023	First Data Corp., Term Loan, VAR, 4.029%, 07/08/22	3,041
1,349	Global Knowledge Training LLC, 1st Lien Initial Term Loan, VAR, 7.147%, 01/20/21	1,315
4,726	Optiv Security, Inc., 1st Lien Term Loan, VAR, 4.438%, 01/13/24	4,676
5,350	Optiv Security, Inc., 2nd Lien Term Loan, VAR, 8.438%, 01/13/25	5,270

		26,410

	Semiconductors & Semiconductor Equipment — 0.1%
5,223	Microsemi Corp., Closing Date Term B Loan, VAR, 3.326%, 01/15/23	5,242

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Semiconductors & Semiconductor Equipment — continued
3,844	ON Semiconductor Corp., 1st Lien Term Loan B, VAR, 3.295%, 03/31/23	3,860
2,918	Versum Materials, Inc., Senior Secured Term Loan B, VAR, 3.647%, 09/22/23	2,950

		12,052

	Software — 0.4%
4,893	Camelot Finance LP, 1st Lien Term Loan, VAR, 4.545%, 10/03/23	4,927
5,280	Infor US, Inc., Tranche B-6 Term Loan, VAR, 3.897%, 02/01/22	5,267
8,859	Landesk Software Group, Inc., 1st Lien Term Loan, VAR, 5.300%, 01/18/24	8,870
2,820	Landesk Software Group, Inc., 2nd Lien Term Loan, VAR, 10.050%, 01/18/25	2,810
9,380	Qlik Technologies, Inc., 1st Lien Term Loan B, VAR, 4.670%, 04/26/24	9,337
4,920	Rackspace Hosting, Inc., 1st Lien Term Loan B, VAR, 4.672%, 11/03/23	4,946
2,045	SolarWinds, Inc., 1st Lien Term Loan, VAR, 4.545%, 02/03/23	2,054
14,599	Synchronoss Technologies, Inc., 1st Lien Term B Loan, VAR, 4.082%, 01/19/24	13,453

		51,664

	Technology Hardware, Storage & Peripherals — 0.1%
4,975	Dell International LLC, Term Loan B, VAR, 3.550%, 09/07/23	5,003
2,985	Quest Software US Holdings, Inc., Term Loan, VAR, 7.046%, 10/31/22	3,037
3,610	Radiate Holdco LLC, Term Loan, VAR, 4.045%, 12/12/23	3,616

		11,656

	Total Information Technology	142,656

	Materials — 0.4%
	Chemicals — 0.1%
2,970	Axalta Coating Systems US Holdings, Inc., Term Loan, VAR, 3.647%, 02/01/20	2,986
6,161	Chemours Co. (The), Senior Secured Term Loan B, VAR, 3.500%, 05/12/22 ^	6,203

		9,189

	Containers & Packaging — 0.3%
4,523	Berry Plastics Corp., Term Loan J, VAR, 3.494%, 01/20/24	4,552
12,050	Bway Holding Co., 1st Lien Term Loan, VAR, 4.245%, 03/22/24	12,033
10,650	HLX PLY Holdings, Inc., Term Loan, VAR, 4.398%, 12/29/23	10,703
11,062	Reynolds Group Holdings, Inc., Term Loan, VAR, 4.045%, 02/05/23	11,114
2,942	Viskase Corp., Inc., Initial Term Loan, VAR, 4.397%, 01/30/21	2,777

		41,179

	Metals & Mining — 0.0% (g)
748	Zekelman Industries, Inc., Senior Secured Term Loan B, VAR, 4.906%, 06/14/21	755
	Paper & Forest Products — 0.0% (g)
4,596	Unifrax LLC, Senior Secured Term Loan, VAR, 4.900%, 03/29/24	4,619

	Total Materials	55,742

	Real Estate — 0.0% (g)
	Real Estate Management & Development — 0.0% (g)
6,510	Citycenter Holdings LLC, Term Loan B, VAR, 3.494%, 04/18/24	6,534

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.5%
28,329	Centurylink, Inc., 1st Lien Term Loan B, VAR, 01/31/25 ^	28,274
2,357	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	2,375
2,009	Consolidated Communications, Inc., Term Loan B-2, VAR, 4.000%, 10/05/23 ^	2,019
4,690	Consolidated Container, 1st Lien Term Loan B, VAR, 4.500%, 05/22/24 ^	4,715
5,900	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, VAR, 3.887%, 06/30/19	5,823
9,825	Level 3 Financing, Inc., Tranche B Term Loan, VAR, 3.260%, 02/22/24	9,837
7,480	US TelePacific Corp., 1st Lien Term Loan B, VAR, 6.045%, 04/13/23	7,411
5,700	Zayo Group LLC, 1st Lien Term Loan B, VAR, 3.510%, 01/12/24 ^	5,735
432	Zayo Group LLC, Term B-3 Loan, VAR, 3.500%, 01/19/24 ^	435

		66,624

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Loan Assignments — continued
	Wireless Telecommunication Services — 0.2%
13,740	A2z Wireless Holdings, Inc., 1st Lien Term Loan B, VAR, 7.000%, 05/01/23 ^	13,869
8,732	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.172%, 04/23/19 ^	8,302
1,418	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.147%, 04/23/19 ^	1,365

		23,536

	Total Telecommunication Services	90,160

	Utilities — 0.4%
	Electric Utilities — 0.3%
11,359	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.295%, 06/30/17	11,406
12,031	InterGen NV, Term Advance, VAR, 5.650%, 06/15/20	11,971
6,211	Lightstone Holdco LLC, 1st Lien Term Loan B, VAR, 5.545%, 01/30/24	6,072
593	Lightstone Holdco LLC, 1st Lien Term Loan C, VAR, 5.545%, 01/30/24	580
4,666	Texas Competitive Electric Holdings Co. LLC, Term Loan, VAR, 3.794%, 08/04/23	4,632
1,067	Texas Competitive Electric Holdings Co. LLC, Term Loan C, VAR, 3.795%, 08/04/23	1,059

		35,720

	Independent Power & Renewable Electricity Producers — 0.1% (g)
1,829	NRG Energy, Inc., Term Loan, VAR, 3.295%, 06/30/23	1,826
1,750	Talen Energy Supply, Term Loan B-1, VAR, 5.250%, 07/15/23	1,642
13,144	Talen Energy Supply, Term Loan B-2, VAR, 5.050%, 04/15/24	12,330

		15,798

	Total Utilities	51,518

	Total Loan Assignments (Cost $1,157,869)	1,129,605

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Utilities — 0.0% (g)
	Electric Utilities — 0.0% (g)
1,110	Vistra Energy Corp., expiring 12/31/49 (a) (Cost $—)	1,276

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
142	Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)
66	Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)

	Total Consumer Discretionary	—	(h)

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
	Sabine Oil & Gas Holdings, Inc.,
1	expiring 04/13/2026 (Strike Price $-) (a)	7
5	expiring 04/13/2026 (Strike Price $1.00) (a)	41

	Total Energy	48

	Industrials — 0.0% (g)
	Road & Rail — 0.0% (g)
18	Jack Cooper Enterprises, Inc., expiring 04/26/27 (Strike Price $1.00) (a)	—	(h)

	Total Warrants (Cost $35)	48

PRINCIPAL AMOUNT
Options Purchased — 0.0% (g)
	Foreign Exchange Currency Option — 0.0% (g)
36,575	KRW Put/USD Call, Expiring 03/02/18 at 1,242.30 KRW to 1 USD, Vanilla, American Style (a)	419
36,575	KRW Put/USD Call, Expiring 03/02/18 at 1,245.00 KRW to 1 USD, Vanilla, American Style (a)	411
18,349	RUB Call/USD Put, Expiring 07/19/17 at 55.00 RUB to 1 USD, Vanilla, American Style (a)	64

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Options Purchased — continued
	Foreign Exchange Currency Option — continued
	Total Foreign Exchange Currency Option	894

NUMBER OF CONTRACTS
	Put Options Purchased — 0.0% (g)
2,888	Eurodollar 1 Year Midcurve, Expiring 06/16/17, at $97.88, American Style (a)	18
2,908	Eurodollar 2 Year Midcurve, Expiring 06/16/17, at $98.00, American Style (a)	18
7,302	Eurodollar, Expiring 12/18/17, at $98.38, American Style (a)	365

	Total Put Options Purchased	401

	Total Options Purchased (Cost $3,265)	1,295

PRINCIPAL AMOUNT
Short-Term Investments — 36.2%
	Certificates of Deposit — 9.7% (n)
25,000	China Construction Bank Corp., (China), 1.400%, 07/06/17	25,002
150,000	Credit Industriel et Commercial, (France), VAR, 1.160%, 11/10/17	150,029
47,480	Industrial & Commercial Bank of China Ltd., (China), 1.380%, 07/05/17	47,482
59,300	KBC Bank NV, (Belgium), 1.220%, 08/22/17	59,301
103,000	Mizuho Bank Ltd., (Japan), VAR, 1.412%, 09/06/17	103,097
152,400	Norinchukin Bank, (Japan), VAR, 1.221%, 11/30/17	152,380
193,000	Sumitomo Mitsui Banking Corp., (Japan), VAR, 1.232%, 11/03/17	193,036
100,000	Svenska Handelsbanken AB, (Sweden), VAR, 1.124%, 12/11/17	99,996
154,650	Bank of Nova Scotia (The), (Canada), VAR, 1.512%, 12/19/17	154,937
50,000	Credit Industriel et Commercial, (France), VAR, 1.310%, 08/16/17	50,032
100,000	Dexia Credit Local SA, (France), VAR, 1.524%, 06/08/17	100,013
12,000	Mitsubishi UFJ Trust & Banking Corp., 1.371%, 08/23/17	12,011
80,000	Mizuho Bank Ltd., (Japan), VAR, 1.626%, 06/19/17	80,028

	Total Certificates of Deposit (Cost $1,226,832)	1,227,344

	Commercial Paper — 13.3% (n)
40,000	ABN AMRO Funding USA LLC, (Netherlands), 1.225%, 09/12/17 (e)	39,856
115,000	Bank Nederlandse Gemeenten NV, (Netherlands), 1.093%, 08/04/17	114,771
	Bank of China Ltd.,
108,000	1.262%, 06/16/17	107,946
27,480	1.382%, 07/06/17 (e)	27,443
39,510	Barton Capital LLC, 1.163%, 07/20/17 (e)	39,448
141,562	BPCE SA, (France), 1.344%, 09/05/17 (e)	141,150
148,000	Canadian Imperial Bank of Commerce, (Canada), VAR, 1.175%, 01/12/18 (e)	148,071
50,000	Cancara Asset Securitisation LLC, 1.001%, 06/08/17	49,989
70,000	DBS Bank Ltd., (Singapore), 1.138%, 06/22/17 (e)	69,962
194,000	Erste Abwicklungsanstalt, (Germany), 1.278%, 09/05/17	193,479
100,000	Natixis SA, (France), VAR, 1.165%, 11/10/17	99,987
20,000	Ridgefield Funding Co. LLC, 1.183%, 06/01/17 (e)	20,000
60,000	Bank of Tokyo-Mitsubishi UFJ Ltd., (Japan), 1.359%, 08/01/17	59,889
30,040	Ciesco LLC, 1.207%, 08/23/17 (e)	29,959
50,000	Commonwealth Bank of Australia, (Australia), VAR, 1.438%, 02/12/18 (e)	50,119
	Cooperatieve Rabobank UA,
60,000	1.208%, 09/05/17	59,821
76,350	1.208%, 09/11/17	76,105
50,000	1.208%, 09/12/17	49,838
29,280	LMA-Americas LLC, 1.257%, 07/11/17 (e)	29,245
24,280	Mitsubishi UFJ Trust & Banking Corp., (Japan), 1.278%, 08/03/17	24,235
130,000	NRW Bank, (Germany), 1.098%, 07/26/17	129,782
125,000	Westpac Banking Corp., (Australia), VAR, 1.412%, 02/16/18 (e)	125,233

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Short-Term Investments — continued
	Commercial Paper — continued

	Total Commercial Paper (Cost $1,685,720)	1,686,328

	Repurchase Agreements — 1.0%
30,000	Citigroup Global Markets, Inc., 1.710%, dated 05/31/17, due 09/14/17, repurchase price $30,151, collateralized by Asset-Backed Securities, 2.132% - 4.070%, due 11/15/32 - 06/28/54, with the value of $31,800.	30,000
30,000	Citigroup Global Markets, Inc., 1.710%, dated 05/31/17, due 09/14/17, repurchase price $30,151, collateralized by Asset-Backed Securities, 6.601%, due 03/17/33, Collateralized Mortgage Obligations, 0.000% - 30.382%, due 09/01/17 - 01/25/54 with the value of $32,637.	30,000
61,000	Merrill Lynch PFS, Inc., 1.610%, dated 05/31/17, due 11/14/17, repurchase price $61,456, collateralized by Asset-Backed Securities, 0.000%, due 05/01/22, with the value of $67,100.	61,000

	Total Repurchase Agreements (Cost $121,000)	121,000

	U.S. Treasury Obligations — 0.1%
	U.S. Treasury Bill,
7,500	0.577%, 06/22/17 (k) (n)	7,497
9,646	0.877%, 09/07/17 (k) (n)	9,622

	Total U.S. Treasury Obligations (Cost $17,120)	17,119

SHARES
	Investment Company — 12.1%
1,527,523	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.660% (b) (l) † (Cost $1,527,523)	1,527,523

	Total Short-Term Investments (Cost $4,578,195)	4,579,314

	Total Investments, Before Short Positions — 100.0% (Cost $12,529,971)	12,636,533
	Other Assets in Excess of Liabilities — 0.0% (g)	6,646

	NET ASSETS — 100.0%	$12,643,179

PRINCIPAL AMOUNT
Short Positions — 0.2%
Corporate Bonds — 0.2%
	Consumer Discretionary — 0.1%
	Media — 0.1%
2,000	Cablevision Systems Corp., 8.000%, 04/15/20	2,255
11,500	Time, Inc., 5.750%, 04/15/22 (e)	12,003

	Total Consumer Discretionary	14,258

	Consumer Staples — 0.1%
	Food Products — 0.1%
10,000	Darling Ingredients, Inc., 5.375%, 01/15/22	10,425

	Total Corporate Bonds (Cost $23,011)	24,683

	Total Securities Sold Short (Proceeds $23,011)	24,683

Percentages indicated are based on net assets.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

TBA Short Commitment

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(18,390)	FNMA, 30-Year, Single Family, TBA, 3.500%, 06/25/47 (w) (Proceeds received of $18,815)	(18,984)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
752	10 Year U.S. Treasury Note	09/20/17	USD	94,975	315
	Short Futures Outstanding
(1,814)	Euro-Bobl	06/08/17	EUR	(269,371)	(677)
(561)	Euro-BTP	06/08/17	EUR	(83,905)	(140)
(725)	Euro-Bund	06/08/17	EUR	(132,198)	(977)
(522)	90 Day Eurodollar	06/19/17	USD	(128,872)	(89)
(522)	90 Day Eurodollar	09/18/17	USD	(128,771)	(156)
(3,412)	10 Year U.S. Treasury Note	09/20/17	USD	(430,925)	(1,180)
(2,286)	2 Year U.S. Treasury Note	09/29/17	USD	(494,883)	(240)
(1,049)	5 Year U.S. Treasury Note	09/29/17	USD	(124,110)	(213)
(618)	90 Day Eurodollar	12/16/19	USD	(151,464)	(859)

					(4,216)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
38,427	AUD	Credit Suisse International	07/24/17	29,281	28,530	(751)

9,570,580	CLP	Credit Suisse International††	07/24/17	14,496	14,178	(318)
9,570,580	CLP	Goldman Sachs International††	07/24/17	14,349	14,178	(171)

1,457,793	INR	BNP Paribas††	07/13/17	21,303	22,518	1,215

5,045,460	JPY	Deutsche Bank AG	07/13/17	45,989	45,643	(346)

50,708,181	KRW	BNP Paribas††	07/13/17	45,405	45,323	(82)
14,437,122	KRW	Standard Chartered Bank††	07/13/17	12,628	12,904	276

				183,451	183,274	(177)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
38,427	AUD	Goldman Sachs International	07/24/17	28,943	28,530	413

3,364	CAD	HSBC Bank, N.A.	06/21/17	2,471	2,491	(20)

19,141,160	CLP	Goldman Sachs International††	07/24/17	28,773	28,356	417

1,457,793	INR	BNP Paribas††	07/13/17	21,494	22,518	(1,024)

5,045,460	JPY	Goldman Sachs International	07/13/17	45,456	45,644	(188)

65,145,303	KRW	Standard Chartered Bank††	07/13/17	56,192	58,227	(2,035)

				183,329	185,766	(2,437)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.362%	3,570	(129)	394
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.362	4,166	(150)	555
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.362	5,993	(216)	733
Avon Products Inc., 6.500%, 03/01/19	5.000% quarterly	06/20/22	6.923	3,630	256	(197)
Chesapeake Energy Corp., 6.625%, 08/15/20	5.000% quarterly	06/20/22	6.335	3,620	170	(106)
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/18	0.115	4,242	(262)	188
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	06/20/22	0.777	144,500	(1,840)	253
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/17	0.524	2,358	(58)	188
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/22	1.194	127,180	922	(3,359)
BNP Paribas:
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/22	1.970	108,360	4,712	(7,756)
Standard Chartered Bank, 5.875%, 09/26/17	1.000% quarterly	06/20/22	1.309	EUR 14,460	217	(423)
Citibank, NA:
Beazer Homes USA, Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	0.306	7,120	(259)	324
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	06/20/22	3.313	8,670	888	(693)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	0.778	2,770	(265)	(190)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	0.778	3,460	(331)	(247)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	0.778	4,200	(402)	(317)
Credit Suisse International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.362	7,205	(260)	796
Goldman Sachs International:
Beazer Homes USA, Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	0.306	3,580	(130)	172
Canadian Natural Resources Ltd., 5.700%, 15/05/17	1.000% quarterly	06/20/22	1.205	10,830	84	(231)
Devon Energy Corp., 7.950%, 04/15/32	1.000% quarterly	06/20/22	1.221	7,240	61	(139)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	0.778	6,944	(666)	(143)

					2,342	(10,198)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America NA:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.555%	6,970	471	(1,309)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.555	14,170	958	(2,771)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.555	13,370	904	(3,973)
CDX.EM.27-V1	1.000% quarterly	06/20/22	1.952	37,380	1,560	(1,676)
CMBX.NA.A.6	2.000% monthly	05/11/63	2.681	7,270	236	117
CMBX.NA.AA.3	0.270% monthly	12/13/49	76.544	14,100	5,242	(7,999)
Citibank, NA:
CDX.EM.27-V1	1.000% quarterly	06/20/22	1.952	36,880	1,540	(1,500)
CDX.EM.27-V1	1.000% quarterly	06/20/22	1.952	140,580	5,869	(7,107)
CMBX.NA.A.6	2.000% monthly	05/11/63	2.681	7,000	227	56
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	3,832.963	6,900	524	(5,854)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	3,832.963	10,550	801	(8,434)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.555	6,600	446	(1,840)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.555	13,380	904	(3,404)
Goldman Sachs International:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	0.577	1,500	20	(278)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	0.577	8,800	121	(3,000)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	0.577	12,100	166	(3,595)
CMBX.NA.A.6	2.000% monthly	05/11/63	2.681	7,220	234	128
CMBX.NA.A.6	2.000% monthly	05/11/63	2.681	7,230	235	108
Morgan Stanley Capital Services:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.681	7,260	235	112
CMBX.NA.AA.3	0.270% monthly	12/13/49	76.544	7,050	2,621	(4,088)

					23,314	(56,307)

Centrally Cleared Credit Default Swaps—Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.HY.28-V1	5.000% quarterly	06/20/22	3.296	28,960	(2,448)	2,080
CDX.NA.IG.28-V1	1.000% quarterly	06/20/22	0.621	363,340	(7,317)	5,558
iTraxx Europe Series 27.1	1.000% quarterly	06/20/22	0.624	EUR 180,710	(4,223)	2,401

					(13,988)	10,039

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Credit Default Swaps—Sell Protection [2]

Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS ((PAID)/RECEIVED [5]
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	47.172%	3,500	(45)	1,829
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	47.172	3,500	(45)	1,847
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	47.172	3,540	(46)	1,677
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	47.172	3,540	(45)	1,712
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	47.172	7,060	(91)	3,435

					(272)	10,500

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	90.788%	14,100	(3,929)	9,829
Citibank, NA:
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	2.374	2,620	(383)	3,530
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	2.374	9,280	(1,356)	6,193
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	2.374	9,360	(1,368)	6,080
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620% monthly	12/13/49	90.788	7,050	(1,965)	4,932

					(9,001)	30,564

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e.,make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.456 semi-annually	3 month LIBOR quarterly	06/21/18	34,400	(176)
1.541 semi-annually	3 month LIBOR quarterly	12/06/18	33,891	(214)

				(390)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America NA:
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	36,060	69
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	37,530	72
Citibank NA:
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	35,150	68
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	35,890	69
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	35,890	69
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	46,860	98
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	46,860	98
Credit Suisse International:
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	21,457	45
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	88,515	186
Morgan Stanley Capital Services:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	09/20/17	36,400	1,068

					1,842

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

FOREIGN EXCHANGE CURRENCY OPTIONS WRITTEN

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
KRW Call/USD Put, Vanilla, American Style (Premiums received of $706)	KRW 1,085.000	03/02/18	36,575	(757)
KRW Call/USD Put, Vanilla, American Style (Premiums received of $715)	KRW 1,080.700	03/02/18	36,575	(695)
RUB Call/USD Put, Vanilla, American Style (Premiums received of $86)	RUB 55.000	07/19/17	18,349	(64)
(Premiums received of $745)

				(1,516)

OPTIONS WRITTEN
Call Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
Eurodollar, American Style (Premiums received of $659)	98.750	12/18/17	7,302	(730)

Put Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
Eurodollar, American Style (Premiums received of $385)	98.250	12/18/17	7,302	(137)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ABS	—	Asset-Backed Security
ABX	—	Asset-Backed Securities Index
ACE	—	Adjusted Current Earnings
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CDX	—	Credit Default Swap Index
CLO	—	Collateralized Loan Obligation
CLP	—	Chilean Peso
CMBX	—	Commercial Mortgage-Backed Securities Index
CSMC	—	Credit Suisse Mortgage Trust
DIP	—	Debtor-in-possession
EUR	—	Euro
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GMAC	—	General Motors Acceptance Corp.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
LIBOR	—	London Interbank Offered Rate
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
RUB	—	Russian Ruble
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2017.
TBA	—	To Be Announced
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of May 31, 2017.
†	—	Approximately $660,000 of this investment is restricted as collateral for swaps to various brokers.
††	—	Non-deliverable forward.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

^	—	All or a portion of the security is unsettled as of May 31, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(n)	—	The rate shown is the effective yield as of May 31, 2017.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2017.
(y)	—	Preferred Security.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	344,418
Aggregate gross unrealized depreciation	(237,856)

Net unrealized appreciation/depreciation	106,562

Federal income tax cost of investments	12,529,971

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$4,097		$4,097
Energy	41,137	76	20,633		61,846
Financials	833	—	—	(a)	833
Information Technology	—	—	6,444		6,444
Materials	—	—	6,922		6,922
Telecommunication Services	441	—	—		441
Utilities	16,808	—	—		16,808

Total Common Stocks	59,219	76	38,096		97,391

Preferred Stocks
Consumer Discretionary	—	—	—	(a)	—	(a)
Financials	3,971	24,929	—		28,900

Total Preferred Stocks	3,971	24,929	—	(a)	28,900

Convertible Preferred Stocks
Consumer Discretionary	—	—	—	(a)	—	(a)
Energy	4,276	—	—		4,276

Total Convertible Preferred Stocks	4,276	—	—	(a)	4,276

Debt Securities
Asset-Backed Securities	—	66,190	406,738		472,928
Collateralized Mortgage Obligations	—	450,659	54,245		504,904
Commercial Mortgage-Backed Securities	—	—	94,010		94,010
Convertible Bonds
Consumer Discretionary	—	5,028	186		5,214
Energy	—	27,065	—		27,065
Telecommunication Services	—	6,356	—		6,356

Total Convertible Bonds	—	38,449	186		38,635

Corporate Bonds
Consumer Discretionary	—	1,139,885	6,949		1,146,834
Consumer Staples	—	251,193	—		251,193
Energy	—	625,349	1,354		626,703
Financials	—	279,030	—		279,030
Health Care	—	558,245	3,504		561,749
Industrials	—	535,735	7,875		543,610
Information Technology	—	469,990	—	(a)	469,990
Materials	—	417,104	—	(a)	417,104
Real Estate	—	91,690	—		91,690
Telecommunication Services	—	772,951	—		772,951
Utilities	—	66,939	100		67,039

Total Corporate Bonds	—	5,208,111	19,782		5,227,893

Closed End Funds	127,230	—	—		127,230
Municipal Bonds	—	10,182	—		10,182
Private Placements
Commercial Loans	—	—	243,085		243,085
Residential Loans	—	—	75,561		75,561

Total Private Placements	—	—	318,646		318,646

Loan Assignments
Consumer Discretionary	—	265,117	—	(a)	265,117
Consumer Staples	—	148,217	—		148,217
Energy	—	140,335	—		140,335
Financials	—	26,393	—		26,393
Health Care	—	110,239	—		110,239
Industrials	—	92,694	—		92,694
Information Technology	—	142,656	—		142,656
Materials	—	55,742	—		55,742
Real Estate	—	6,534	—		6,534
Telecommunication Services	—	90,160	—		90,160

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Utilities	$—	$51,518	$—		$51,518

Total Loan Assignments	—	1,129,605	—	(a)	1,129,605

Options Purchased
Foreign Exchange Currency Option	—	894	—		894
Put Options Purchased	401	—	—		401

Total Options Purchased	401	894	—		1,295

Rights
Utilities	—	—	1,276		1,276
Warrants
Consumer Discretionary	—	—	—	(a)	— (a)
Energy	41	7	—		48
Industrials	—	—	—	(a)	— (a)

Total Warrants	41	7	—	(a)	48

Short-Term Investments
Certificates of Deposit	—	1,227,344	—		1,227,344
Commercial Paper	—	1,686,328	—		1,686,328
Investment Company	1,527,523	—	—		1,527,523
Repurchase Agreements	—	121,000	—		121,000
U.S. Treasury Obligations	—	17,119	—		17,119

Total Short-Term Investments	1,527,523	3,051,791	—		4,579,314

Total Investments in Securities	$1,722,661	$9,980,893	$932,979		$12,636,533

Liabilities
Debt Securities
Corporate Bonds
Consumer Discretionary	—	(14,258)	—		(14,258)
Consumer Staples	—	(10,425)	—		(10,425)

Total Corporate Bonds	—	(24,683)	—		(24,683)

TBA Short Commitment	—	(18,984)	—		(18,984)

Total Liabilities for Securities Sold Short	$—	$(43,667)	$—		$(43,667)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,321	$—		$2,321
Futures Contracts	315	—	—		315
Swaps	—	37,640	—		37,640

Total Appreciation in Other Financial Instruments	$315	$39,961	$—		$40,276

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(4,935)	$—		$(4,935)
Futures Contracts	(4,531)	—	—		(4,531)
Options Written
Foreign Exchange Currency Option Written	—	(1,516)	—		(1,516)
Call Options Written	(730)	—	—		(730)
Put Options Written	(137)	—	—		(137)
Swaps	—	(49,194)	—		(49,194)

Total Depreciation in Other Financial Instruments	$(5,398)	$(55,645)	$—		$(61,043)

(a)	Amount rounds to less than 500.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers between levels 1 and 2 during the period ended May 31, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Strategic Income Opportunities Fund	Balance as of February 28, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2017
Investments in Securities
Asset-Backed Securities	$497,757		$(2,456)	$3,553	$1,974	$7,905	$(114,369)	$30,304	$(17,930)	$406,738
Collateralized Mortgage Obligations	38,567		—	348	(14)	33,769	(397)	—	(18,028)	54,245
Commercial Mortgage-Backed Securities	89,544		—	1,513	59	2,894	—	—	—	94,010
Common Stocks — Consumer Discretionary	371		(429)	1,107	—	3,051	(3)	—	—	4,097
Common Stocks — Energy	—		—	(257)	—	20,890	—	—	—	20,633
Common Stocks — Financials	—		—	— (a)	—	—	—	—	—	—	(a)
Common Stocks — Information Technology	4,059		—	1,103	—	1,282	—	—	—	6,444
Common Stocks — Materials	6,800		(12)	134	—	—	—	—	—	6,922
Convertible Bond — Consumer Discretionary	184		—	(16)	—	18	—	—	—	186
Convertible Preferred Stock — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Consumer Discretionary	10,251		(7,946)	7,694	—	—	(3,050)	—	—	6,949
Corporate Bonds — Energy	315		—	(145)	—	—	—	1,184	—	1,354
Corporate Bonds — Health Care	4,198		—	(753)	—	59	—	—	—	3,504
Corporate Bonds — Industrials	2,666		(9,096)	9,541	77	—	(3,742)	8,429	—	7,875
Corporate Bonds — Information Technology	1,272		(1,442)	1,452	—	—	(1,282)	—	—	—	(a)
Corporate Bonds — Materials	13,244		(1,866)	1,834	(215)	—	(12,997)	—	—	—	(a)
Corporate Bonds — Utilities	215		—	(115)	—	—	—	—	—	100
Loan Assignments — Consumer Discretionary	1,985		—	(3,429)	3,429	—	—	—	(1,985)	—	(a)
Preferred Stocks — Consumer Discretionary	—		—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Materials	—		(898)	898	—	—	—	—	—	—
Private Placements — Commercial Loans	245,583		—	(14)	14	—	(2,498)	—	—	243,085
Private Placements — Residential Loans	126,881		— (a)	—	—	—	(51,320)	—	—	75,561
Rights — Utilities	1,332		—	(56)	—	—	—	—	—	1,276
Warrants — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$1,045,224		$(24,145)	$24,392	$5,324	$69,868	$(189,658)	$39,917	$(37,943)	$932,979

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2017.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2017, which were valued using significant unobservable inputs (level 3) amounted to approximately $2,043,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$13,366		Market Comparable Companies	EBITDA Multiple (a)	6.52x - 7.60x (7.04x)

Common Stock	13,366

	—	(d)	Pending Distribution Amount (c)	Discount for potential outcome (b)	100.00% (100.00%)

Preferred Stock	—	(d)

	—	(d)	Market Comparable Companies	EBITDA Multiple (a)	6.52x (6.52x)
				Discount for potential outcome (b)	100.00% (100.00%)

Corporate Bond	—	(d)

	186		Comparable Transactions	Transaction Price	$10.00 ($10.00)

Convertible Bond	186

	318,646		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.10% - 8.40% (7.28%)

Private Placements	318,646

	394,848		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 14.00% (3.41%)
				Constant Default Rate	2.50% - 8.88% (5.91%)
				Yield (Discount Rate of Cash Flows)	2.81% - 6.66% (4.42%)

Asset-Backed Securities	394,848

	54,245		Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
				Yield (Discount Rate of Cash Flows)	1.64% - 3.32% (2.78%)

Collateralized Mortgage Obligations	54,245

	63,787		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.76% - 6.42% (5.35%)

Commercial Mortgage-Backed Securities	63,787

	—	(d)	Discounted Cash Flow	Projected Principal Writedown	100.00% (100.00%)

Loan Assignments	—	(d)

Total	$845,078

#	The table above does not include certain level 3 securities that are valued by brokers and pricing services. At May 31, 2017, the value of these securities was approximately $87,901,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(d)	Amount rounds to less than 500.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over the counter options.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

custodian bank. For certain counterparties cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Return Swaps

The Fund used total return swaps to gain long and/or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 84.6% (t)
	Alabama — 0.6%
	Utility — 0.6%
500	The Lower Alabama Gas District, Gas Project, Series A, Rev., 5.000%, 09/01/31	593

	Alaska — 0.5%
	Housing — 0.1%
80	Alaska Housing Finance Corp., General Mortgage, Series A, Rev., 4.000%, 06/01/40	82

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
325	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	363

	Other Revenue — 0.1%
75	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	76

	Total Alaska	521

	Arizona — 0.6%
	Education — 0.3%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	313

	Utility — 0.3%
200	City of Mesa, Utility Systems, Rev., AGM, 5.250%, 07/01/29	250

	Total Arizona	563

	California — 4.2%
	Education — 0.1%
200	California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District, Series A, Rev., AGM, Zero Coupon, 08/01/30	132

	General Obligation — 0.5%
160	Pomona Unified School District, Series C, GO, 6.000%, 08/01/29 (p)	226
100	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, Zero Coupon, 09/01/28	67
175	Sunnyvale Elementary School District, Election 2004, Series C, GO, 5.500%, 09/01/34	235

		528

	Hospital — 1.2%
500	California Health Facilities Financing Authority, Children’s Hospital, Series A, Rev., 5.000%, 08/15/47	564
200	California Public Finance Authority, Henry Mayo Newhall Hospital, Rev., 5.000%, 10/15/29	228
375	Palomar Health, Rev., 5.000%, 11/01/26	435

		1,227

	Housing — 0.0% (g)
5	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	5

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
250	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series B-2, Rev., VAR, AMT, 3.125%, 11/03/25	259

	Transportation — 1.5%
620	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/24 (p)	556
785	Harbor Department of Los Angeles, Series A, Rev., AMT, 5.000%, 08/01/35	888

		1,444

	Utility — 0.6%
250	Los Angeles Department of Water & Power, Power System, Series B, Rev., 5.000%, 07/01/43	285
250	Los Angeles Department of Water & Power, Water System, Series A, Rev., 5.250%, 07/01/39	284

		569

	Total California	4,164

	Colorado — 1.3%
	Hospital — 1.1%
1,000	Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project, Series A, Rev., 5.250%, 05/15/28	1,105

	Housing — 0.0% (g)
20	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	20

	Utility — 0.2%
110	Public Authority for Colorado Energy, Natural Gas Purchase, Series 2008, Rev., 6.125%, 11/15/23	134

	Total Colorado	1,259

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Connecticut — 1.4%
	Education — 1.2%
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
945	Series A, Rev., 4.000%, 11/15/19	989
200	Series A, Rev., 5.250%, 11/15/24	224

		1,213

	Housing — 0.2%
170	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Subseries A-1, Rev., 4.000%, 11/15/45	184

	Total Connecticut	1,397

	Delaware — 0.4%
	Housing — 0.4%
	Delaware State Housing Authority, Senior Single Family Mortgage,
335	Series A-1, Rev., AMT, 4.900%, 07/01/29	353
25	Series D-1, Rev., AMT, GNMA/FNMA/FHLMC, 4.625%, 01/01/23	25

	Total Delaware	378

	District of Columbia — 0.1%
	Transportation — 0.1%
100	Metropolitan Washington Airports Authority, Series C, Rev., AMT, 5.000%, 10/01/22	115

	Florida — 9.7%
	Certificate of Participation/Lease — 1.8%
750	Broward County School Board, Series A, COP, 5.000%, 07/01/24	903
750	South Florida Water Management District, COP, 5.000%, 10/01/32	881

		1,784

	Education — 0.6%
500	Lakeland Educational Facilities, Southern College Project, Series A, Rev., 5.000%, 09/01/25	571

	Hospital — 2.0%
995	Alachua County Health Facilities Authority, Shands Teaching Hospital and Clinics, Inc., Series A, Rev., 5.000%, 12/01/26	1,165
200	County of Sumter, Industrial Development Authority, Central Florida Health Alliance Projects, Series A, Rev., 5.000%, 07/01/18	208
545	Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Rev., 5.000%, 11/15/29	614

		1,987

	Housing — 0.3%
55	Florida Housing Finance Corp., Series 1, Rev., AMT, 5.000%, 07/01/41	57
200	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	208

		265

	Industrial Development Revenue/Pollution Control Revenue — 1.1%
500	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24	576
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., VAR, 2.100%, 04/11/19	507

		1,083

	Prerefunded — 0.1%
70	City of Charlotte, Rev., AGM, 5.250%, 10/01/21 (p)	82

	Transportation — 2.2%
100	County of Broward, Port Facilities, Series A, Rev., 5.000%, 09/01/21	108
155	Orlando-Orange County Expressway Authority, Series B, Rev., AGM, 4.000%, 07/01/21	167
625	State of Florida, Department of Transportation, Seaport Investment Program, Rev., 5.000%, 07/01/37	718
1,000	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	1,153

		2,146

	Utility — 1.6%
130	City of Charlotte, Rev., AGM, 5.250%, 10/01/24	151
200	Florida Municipal Power Agency, All Requirements Power Supply Project, Series A, Rev., 5.000%, 10/01/30	239
500	JEA Electric System Revenue, Subseries B, Rev., 5.000%, 10/01/34	561
500	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, 6.000%, 10/01/29	671

		1,622

	Total Florida	9,540

	Georgia — 1.8%
	Hospital — 0.5%
430	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, Rev., RAN, 5.000%, 02/15/26	515

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — 0.4%
	Georgia Housing & Finance Authority, Non Single Family,
65	Series B, Rev., 4.000%, 12/01/29	67
345	Subseries A-1, Rev., 4.000%, 06/01/44	363

		430

	Other Revenue — 0.3%
240	Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	295

	Transportation — 0.6%
500	City of Atlanta, Airport, Series C, Rev., AMT, 5.000%, 01/01/42	540

	Total Georgia	1,780

	Guam — 1.2%
	Water & Sewer — 1.2%
	Guam Government Waterworks Authority, Water & Waste Water System,
200	Rev., 5.000%, 07/01/19	214
275	Rev., 5.000%, 07/01/24	317
525	Rev., 5.000%, 07/01/25	610

	Total Guam	1,141

	Idaho — 0.5%
	Housing — 0.5%
450	Idaho Housing & Finance Association, Single Family Mortgage, Series A-2, Class I, Rev., AMT, 4.000%, 07/01/34	472

	Illinois — 3.8%
	General Obligation — 1.0%
125	Des Plaines Valley Public Library District, GO, 5.500%, 01/01/30	137
50	Greater Chicago Metropolitan Water Reclamation District, Series C, GO, 5.250%, 12/01/27	61
150	Lake County Community Consolidated School District No. 50 Woodland, Series C, GO, 5.250%, 01/01/24	169
625	State of Illinois, Series A, GO, 5.000%, 06/01/19	652

		1,019

	Hospital — 0.9%
750	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A, Rev., 5.000%, 11/15/28	871

	Housing — 0.8%
	Illinois Housing Development Authority, Homeowner Mortgage,
425	Series C, Rev., 3.500%, 08/01/46	449
320	Subseries A-2, Rev., AMT, 4.000%, 02/01/35	334

		783

	Other Revenue — 0.4%
	Railsplitter Tobacco Settlement Authority,
180	Rev., 5.125%, 06/01/19	194
130	Rev., 5.250%, 06/01/21	149

		343

	Transportation — 0.5%
200	City of Chicago, O’Hare International Airport, Third Lien, Series C, Rev., AGC, 5.250%, 01/01/25	220
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	316

		536

	Water & Sewer — 0.2%
150	City of Chicago, Waterworks, Second Lien, Rev., AMBAC, BHAC-CR, 5.750%, 11/01/30	187

	Total Illinois	3,739

	Indiana — 2.6%
	Hospital — 0.4%
330	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., 5.000%, 11/15/34	380

	Housing — 0.1%
	Indiana Housing & Community Development Authority, Home First Mortgage,
35	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	37
60	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	63

		100

	Industrial Development Revenue/Pollution Control Revenue — 1.8%
1,500	County of St. Joseph, Economic Development, St. Mary’s College Project, Series A, Rev., 5.000%, 04/01/27	1,798

	Water & Sewer — 0.3%
250	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	287

	Total Indiana	2,565

	Iowa — 0.0% (g)
	Housing — 0.0% (g)
15	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	16

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Kentucky — 0.0% (g)
	Housing — 0.0% (g)
20	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/27	21

	Louisiana — 1.5%
	Hospital — 0.6%
500	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.000%, 05/15/42	564

	Housing — 0.1%
	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
15	Series A-2, Rev., GNMA/FNMA/FHLMC, 3.900%, 04/01/19	16
45	Series A-2, Rev., GNMA/FNMA/FHLMC, 4.750%, 10/01/29	46
10	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	10

		72

	Transportation — 0.4%
250	New Orleans Aviation Board, General Airport, North Terminal Project, Series B, Rev., AMT, 5.000%, 01/01/48	283
125	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.500%, 01/01/19	132

		415

	Water & Sewer — 0.4%
400	City of New Orleans, Sewerage Service, Rev., 5.000%, 06/01/21	452

	Total Louisiana	1,503

	Maine — 1.3%
	Education — 0.3%
275	Maine Health & Higher Educational Facilities Authority, Series A, Rev., 5.000%, 07/01/25	320

	Housing — 1.0%
	Maine State Housing Authority,
335	Series A, Rev., 4.000%, 11/15/45	359
335	Series A-1, Rev., AMT, 4.500%, 11/15/28	353
235	Series B, Rev., 4.000%, 11/15/43	248

		960

	Prerefunded — 0.0% (g)
25	Maine Health & Higher Educational Facilities Authority, Series A, Rev., 5.000%, 07/01/23 (p)	30

	Total Maine	1,310

	Maryland — 1.1%
	Housing — 0.5%
500	Montgomery County Housing Opportunities Commission, Series A, Rev., 4.000%, 07/01/48	545

	Special Tax — 0.5%
400	County of Anne Arundel, Consolidated Special Taxing District, The Villages of Dorchester and Farmington Village Projects, Rev., 5.000%, 07/01/21	452

	Transportation — 0.1%
95	Maryland Economic Development Corp., Series A, Rev., 5.125%, 06/01/20	101

	Total Maryland	1,098

	Massachusetts — 6.4%
	Education — 2.0%
	Massachusetts Educational Financing Authority, Education Loan,
300	Rev., AMT, 5.000%, 07/01/23	343
500	Series J, Rev., AMT, 5.000%, 07/01/18	518
535	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33	713
350	Massachusetts State College Building Authority, Series B, Rev., XLCA, 5.500%, 05/01/28	432

		2,006

	Housing — 1.0%
	Massachusetts Housing Finance Agency, Single Family Housing,
205	Series 160, Rev., AMT, 3.750%, 06/01/34	210
720	Series 169, Rev., 4.000%, 12/01/44	757

		967

	Other Revenue — 0.1%
95	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/20	95

	Transportation — 1.9%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28	393
	Massachusetts Port Authority,
500	Series A, Rev., 5.000%, 07/01/44	573
770	Series A, Rev., AMT, 5.000%, 07/01/37	853

		1,819

	Water & Sewer — 1.4%
	Massachusetts Water Resources Authority,
500	Series B, Rev., AGM, 5.250%, 08/01/29	651
100	Series B, Rev., AGM, 5.250%, 08/01/32	130
500	Series D, Rev., 5.000%, 08/01/44	570
		1,351

	Total Massachusetts	6,238

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Michigan — 1.2%
	Education — 0.6%
500	Michigan Finance Authority, Student Loan, Series 25-A, Rev., AMT, 5.000%, 11/01/22	565

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
165	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	181

	Transportation — 0.4%
400	Wayne County Airport Authority, Detroit Metropolitan Airport, Series B, Rev., AMT, 5.000%, 12/01/21	458

	Total Michigan	1,204

	Minnesota — 1.7%
	Hospital — 0.2%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	202

	Housing — 1.5%
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
15	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	15
125	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	132
55	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.250%, 07/01/28	57
100	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation, Rev., 4.000%, 08/01/17	101
	Minnesota Housing Finance Agency, Residential Housing Finance,
405	Series A, Rev., 4.000%, 07/01/38	436
325	Series B, Rev., 4.000%, 01/01/38	345
375	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.000%, 01/01/45	398
20	Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	21

		1,505

	Total Minnesota	1,707

	Mississippi — 0.3%
	Other Revenue — 0.3%
	Mississippi Development Bank, Harrison County, Coliseum & Convention Center,
160	Series A, Rev., 5.250%, 01/01/30	202
100	Series A, Rev., 5.250%, 01/01/34	129

	Total Mississippi	331

	Missouri — 1.8%
	General Obligation — 0.3%
250	Independence School District, Direct Deposit Program, Series A, GO, 5.250%, 03/01/31	286

	Housing — 1.0%
545	Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program, Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.500%, 05/01/41	579
	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program,
150	Series A, Rev., GNMA/FNMA/FHLMC, 4.000%, 11/01/41	156
95	Series E-3, Rev., GNMA/FNMA/FHLMC, 4.625%, 05/01/28	100
110	Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	115

		950

	Transportation — 0.5%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.250%, 07/01/25	491

	Total Missouri	1,727

	Montana — 0.4%
	Housing — 0.3%
220	Montana Board of Housing, Single Family Homeownership, Series A-2, Rev., AMT, 4.000%, 12/01/38	229

	Transportation — 0.1%
100	City of Billings, Airport, Series A, Rev., AMT, 5.000%, 07/01/20	107

	Total Montana	336

	Nebraska — 1.2%
	General Obligation — 0.8%
	Omaha City Convention Center/Arena Project,
295	GO, 5.250%, 04/01/25	369
285	GO, 5.250%, 04/01/27	363

		732

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — 0.4%
360	Central Plains Energy Project, Gas Project No. 3, Rev., 5.000%, 09/01/27	404

	Total Nebraska	1,136

	New Hampshire — 0.5%
	Education — 0.4%
	City of Manchester, School Facilities,
200	Rev., NATL-RE, 5.500%, 06/01/26	255
100	Rev., NATL-RE, 5.500%, 06/01/27	128

		383

	Housing — 0.1%
70	New Hampshire Housing Finance Authority, Single Family Mortgage, Series A, Rev., 5.250%, 07/01/28	75
30	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series B, Rev., 5.000%, 07/01/27	31

		106

	Total New Hampshire	489

	New Jersey — 3.2%
	Education — 1.1%
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	260
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., AMT, 5.000%, 12/01/19	536
250	Series 1A, Rev., AMT, 5.000%, 12/01/24	288

		1,084

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc. Project, Series A, Rev., VAR, 2.125%, 12/01/17	502

	Other Revenue — 1.2%
	New Brunswick Parking Authority, City Guaranteed Parking,
385	Rev., 5.000%, 09/01/27	458
590	Rev., 5.000%, 09/01/28	698

		1,156

	Transportation — 0.4%
380	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	443

	Total New Jersey	3,185

	New Mexico — 0.6%
	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
65	Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.000%, 09/01/30	68
90	Series B, Class I, Rev., GNMA/FNMA/FHLMC, 5.000%, 03/01/28	96
5	Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	5

		169

	Other Revenue — 0.4%
350	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	439

	Total New Mexico	608

	New York — 8.5%
	Education — 0.3%
250	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	258

	Housing — 1.6%
	New York Mortgage Agency, Homeowner Mortgage,
375	Series 191, Rev., AMT, 3.500%, 10/01/34	387
605	Series 195, Rev., 4.000%, 10/01/46	656
500	Series 197, Rev., 3.500%, 10/01/44	534

		1,577

	Other Revenue — 2.6%
	New York City Municipal Water Finance Authority, Second General Resolution,
250	Series BB, Rev., 5.250%, 06/15/44	284
440	Series EE, Rev., 5.375%, 06/15/43	497
525	New York Liberty Development Corp., Goldman Sachs Headquaters, Rev., 5.250%, 10/01/35	661
390	New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 10/15/30 (p)	533
325	Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Rev., 5.000%, 05/15/21	363
200	TSASC, Inc., Tobacco Settlement, Series B, Rev., 5.000%, 06/01/21	217

		2,555

	Special Tax — 0.6%
500	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A-1, Rev., 5.000%, 03/15/43	562

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 1.8%
1,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Rev., 5.000%, 11/15/47	1,175
500	Port Authority of New York & New Jersey, Consolidated, 194th Series, Rev., 5.000%, 10/15/30	601

		1,776

	Water & Sewer — 1.6%
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013, Series DD, Rev., 5.000%, 06/15/34	582
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31	599
305	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing Program, Series B, Rev., 5.500%, 04/15/35 (p)	424

		1,605

	Total New York	8,333

	North Dakota — 0.6%
	Housing — 0.3%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
125	Series A, Rev., 3.750%, 07/01/42	129
175	Series A, Rev., 4.000%, 07/01/34	187

		316

	Utility — 0.3%
210	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	225

	Total North Dakota	541

	Ohio — 2.9%
	Education — 0.4%
365	Ohio State University, General Receipts, Special Purpose, Series A, Rev., 5.000%, 06/01/43	417

	General Obligation — 0.3%
185	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement, GO, NATL-RE, 5.250%, 12/01/25	231
45	Greene County, Series A, GO, AMBAC, 5.250%, 12/01/28	57

		288

	Hospital — 0.5%
380	City of Centerville, Graceworks Lutheran Services, Rev., 5.000%, 11/01/27	414
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.000%, 07/01/20	100

		514

	Housing — 0.1%
	Ohio Housing Finance Agency, Single Family Mortgage,
80	Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/28	83
60	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	64

		147

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
190	Ohio Economic Development, Ohio Enterprise Bond Fund, Seepex Project, Series 1, Rev., 2.000%, 06/01/17	190

	Other Revenue — 0.3%
285	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/17	285

	Prerefunded — 0.5%
395	Cleveland-Cuyahoga County, Port Authority Development, Port of Cleveland Bond Fund, One Community Project, Series C, Rev., 5.000%, 11/15/20 (p)	447

	Utility — 0.6%
500	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series A, Rev., 5.000%, 02/15/32	580
5	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	5

		585

	Total Ohio	2,873

	Oklahoma — 1.5%
	Transportation — 0.9%
	Tulsa Airports Improvement Trust,
300	Series A, Rev., AMT, 5.000%, 06/01/24	352
420	Series A, Rev., AMT, 5.000%, 06/01/25	490

		842

	Water & Sewer — 0.6%
	Oklahoma City Water Utilities Trust, Water & Sewer System,
285	Rev., 5.000%, 07/01/30	344
220	Rev., 5.375%, 07/01/40	250

		594

	Total Oklahoma	1,436

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Oregon — 1.2%
	Education — 0.6%
500	University of Oregon, Series A, Rev., 5.000%, 04/01/45	572

	General Obligation — 0.2%
165	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	208
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, 5.500%, 06/15/30	26

		234

	Housing — 0.3%
	Oregon State Housing & Community Services Department, Single Family Mortgage Program,
190	Series B, Rev., 5.000%, 07/01/20	209
50	Series B, Rev., AMT, 5.000%, 07/01/30	53

		262

	Prerefunded — 0.1%
105	State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/02/21 (p)	123

	Total Oregon	1,191

	Pennsylvania — 2.1%
	Education — 0.8%
160	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/20	175
625	Pennsylvania Higher Educational Facilities Authority, Philadelphia University, Rev., 5.000%, 06/01/17	625

		800

	Housing — 0.9%
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
110	Series 112, Rev., 5.000%, 04/01/28	116
415	Series 118A, Rev., AMT, 3.500%, 04/01/40	433
290	Series 122, Rev., 4.000%, 10/01/46	313

		862

	Transportation — 0.4%
350	Allegheny County Airport Authority, Pittsburgh International Airport, Series A-1, Rev., AMT, 5.000%, 01/01/26	387

	Total Pennsylvania	2,049

	Rhode Island — 1.0%
	Education — 0.7%
500	Rhode Island Student Loan Authority, Series A, Rev., AMT, 5.000%, 12/01/23	561
100	Rhode Island Student Loan Authority, Senior, Series A, Rev., AMT, 5.000%, 12/01/24	116

		677

	Transportation — 0.3%
250	Rhode Island Economic Development Corp., Series B, Rev., 5.000%, 07/01/22	283

	Total Rhode Island	960

	South Carolina — 1.8%
	Education — 0.6%
500	Charleston Educational Excellence Financing Corp., Charleston County School District Project, Rev., 5.000%, 12/01/24	604

	Housing — 0.3%
	South Carolina State Housing Finance & Development Authority,
100	Series A, Rev., 4.000%, 01/01/47	109
210	Series B-2, Rev., AMT, 4.000%, 07/01/43	223

		332

	Transportation — 0.9%
750	South Carolina State Ports Authority, Rev., AMT, 5.000%, 07/01/31	860

	Total South Carolina	1,796

	South Dakota — 0.7%
	Education — 0.6%
500	South Dakota State Health & Educational Facilities Authority, Sanford Health, Rev., 5.000%, 11/01/45	556

	Housing — 0.1%
110	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.500%, 05/01/31	117

	Total South Dakota	673

	Tennessee — 1.3%
	Housing — 0.3%
	Tennessee Housing Development Agency, Homeownership Program,
165	Series 1A, Rev., AMT, 4.500%, 01/01/38	174
90	Series A, Rev., AMT, 4.500%, 07/01/31	96

		270

	Other Revenue — 0.1%
120	Memphis-Shelby County Sports Authority, Inc., Arena Project, Series D, Rev., NATL-RE, 5.000%, 11/01/19	130

	Utility — 0.9%
	Tennessee Energy Acquisition Corp., Gas Project,
370	Series A, Rev., 5.250%, 09/01/21	418
375	Series A, Rev., 5.250%, 09/01/23	439

		857

	Total Tennessee	1,257

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Texas — 5.9%
	Education — 0.9%
170	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center, Series A, Rev., 5.250%, 12/01/39	193
	University of Texas System,
140	Series B, Rev., 5.250%, 07/01/28	181
395	Series B, Rev., 5.250%, 07/01/30	513

		887

	General Obligation — 0.6%
250	Dallas County Utility and Reclamation District, GO, 5.000%, 02/15/23	293
200	North East Independent School District, GO, PSF-GTD, 5.250%, 02/01/27	255

		548

	Housing — 0.1%
65	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	69
40	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	42

		111

	Industrial Development Revenue/Pollution Control Revenue — 1.7%
	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project,
100	Rev., 4.700%, 05/01/18	103
1,000	Rev., 5.000%, 02/01/23	1,083
500	Mission Economic Development Corp., Solid Waste Disposal, Waste Management, Inc. Project, Rev., 2.500%, 08/01/20	509

		1,695

	Prerefunded — 0.2%
100	La Vernia Higher Education Finance Corp., Lifeschool of Dallas, Series A, Rev., 6.250%, 08/15/19 (p)	111
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.000%, 02/15/20 (p)	113

		224

	Transportation — 1.9%
500	Central Texas Regional Mobility Authority, Rev., 5.000%, 01/01/46	568
	Dallas Area Rapid Transit, Senior Lien,
130	Rev., AMBAC, 5.250%, 12/01/29	165
700	Series A, Rev., 5.000%, 12/01/32	830
200	Texas Transportation Commission, Turnpike System, Second Tier, Series C, Rev., 5.000%, 08/15/25	234

		1,797

	Water & Sewer — 0.5%
425	City of Dallas, Waterworks & Sewer System, Rev., 5.000%, 10/01/42	486
30	City of Houston, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 12/01/27 (p)	24

		510

	Total Texas	5,772

	Utah — 1.2%
	Other Revenue — 0.6%
	Utah Transit Authority, Sales Tax,
40	Series C, Rev., AGM, 5.250%, 06/15/25	50
450	Series C, Rev., AGM, 5.250%, 06/15/32	587

		637

	Water & Sewer — 0.6%
500	Central Utah Water Conservancy District, Series C, Rev., 5.000%, 10/01/42	571

	Total Utah	1,208

	Vermont — 3.1%
	Education — 0.9%
750	Vermont Student Assistance Corp., Education Loan, Series A, Rev., AMT, 5.000%, 06/15/24	851

	Housing — 2.2%
	Vermont Housing Finance Agency, Multiple Purpose,
680	Series A, Rev., AMT, 4.000%, 11/01/46	712
350	Series A, Rev., AMT, 4.000%, 11/01/47	380
350	Series B, Rev., 4.000%, 11/01/44	371
565	Series B, Rev., AMT, 3.750%, 11/01/45	587
150	Series B, Rev., AMT, 4.125%, 11/01/42	155

		2,205

	Total Vermont	3,056

	Virginia — 0.3%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
250	York County Economic Development Authority, Pollution Control, Electric & Power Company Project, Series A, Rev., VAR, 1.875%, 05/16/19	253

	Prerefunded — 0.1%
70	Virginia Resources Authority, Infrastructure, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/21 (p)	81

	Total Virginia	334

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Washington — 0.7%
	Housing — 0.7%
85	Washington State Housing Finance Commission, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 04/01/29	89
535	Washington State Housing Finance Commission, Single Family Program, Series 2A-R, Rev., AMT, 3.500%, 06/01/44	556

	Total Washington	645

	West Virginia — 0.6%
	Hospital — 0.6%
500	Monongalia County Building Commission, Rev., 5.000%, 07/01/23	585

	Wisconsin — 0.9%
	Education — 0.6%
500	Wisconsin Health & Educational Facilities Authority, Rogers Memorial Hospital, Inc., Series A, Rev., 5.000%, 07/01/25	583

	Prerefunded — 0.3%
35	State of Wisconsin, Annual Appropriation, Series A, Rev., 5.750%, 05/01/19 (p)	38
240	Wisconsin State Department of Transportation, Series 1, Rev., 5.000%, 07/01/23 (p)	289

		327

	Total Wisconsin	910

	Wyoming — 0.4%
	Hospital — 0.4%
375	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	385

	Housing — 0.0% (g)
40	Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	40

	Total Wyoming	425

	Total Municipal Bonds (Cost $79,758)	83,180

SHARES
Common Stocks — 0.0% (g)
	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
35	Sabine Oil & Gas Holdings, Inc. (a)	1
33	Southcross Holdco Equity (a)	18

	Total Common Stocks (Cost $13)	19

PRINCIPAL AMOUNT($)
Loan Assignments — 8.9%
	Consumer Discretionary — 2.2%
	Diversified Consumer Services — 0.2%
239	Spin Holdco, Inc., Initial Term Loan, VAR, 4.405%, 11/14/19	239

	Hotels, Restaurants & Leisure — 0.1%
49	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	49

	Internet & Direct Marketing Retail — 0.2%
283	Lands’ End, Inc., Initial Term B Loan, VAR, 4.295%, 04/04/21	242

	Media — 1.2%
46	Mission Broadcasting, Inc., 1st Lien Term Loan B, VAR, 3.999%, 01/17/24	47
475	MTL Publishing LLC, 1st Lien Term Loan, VAR, 3.736%, 08/22/22	476
474	Nexstar Broadcasting, Inc., 1st Lien Term Loan B, VAR, 3.999%, 01/17/24	478
106	Tribune Media Co., Term Loan B, VAR, 4.045%, 12/27/20	106
54	Univision Communications, Inc., 1st Lien Term Loan C-5, VAR, 3.795%, 03/15/24	53

		1,160

	Multiline Retail — 0.4%
494	Neiman Marcus Group, Inc., Other Term Loan, VAR, 4.250%, 10/25/20	384

	Textiles, Apparel & Luxury Goods — 0.1%
166	Nine West Holdings, Inc., Initial Loan, VAR, 4.900%, 10/08/19	132

	Total Consumer Discretionary	2,206

	Consumer Staples — 0.9%
	Food & Staples Retailing — 0.9%
744	Albertson’s LLC, Term Loan B-5, VAR, 4.401%, 12/21/22	749
99	Albertson’s LLC, Term Loan B-6, VAR, 4.450%, 06/22/23	99
89	SUPERVALU, Inc., Term Loan B, VAR, 5.545%, 03/21/19	89

	Total Consumer Staples	937

	Energy — 1.3%
	Oil, Gas & Consumable Fuels — 1.3%
16	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	16

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
		Oil, Gas & Consumable Fuels — continued
1,166		Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.300%, 07/27/23	1,117
87		Southcross Energy Partners LP, Term Loan, VAR, 5.397%, 08/04/21	78
30		Southcross Holdings Borrower LP, Tranche B Term Loan, VAR, 3.500%, 04/13/23	27

		Total Energy	1,238

		Health Care — 0.5%
		Pharmaceuticals — 0.5%
418		Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.279%, 10/21/21	302
215		Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, VAR, 5.750%, 04/01/22	219

		Total Health Care	521

		Industrials — 0.2%
		Industrial Conglomerates — 0.2%
187		Hudson Products Holdings, Inc., Term Loan, VAR, 5.150%, 03/15/19	174

		Information Technology — 1.5%
		IT Services — 0.5%
511		First Data Corp., 1st Lien Term Loan, VAR, 3.529%, 04/26/24	514
42		First Data Corp., Term Loan, VAR, 4.029%, 07/08/22	42

			556

		Semiconductors & Semiconductor Equipment — 0.5%
134		Microsemi Corp., Closing Date Term B Loan, VAR, 3.326%, 01/15/23	135
328		Versum Materials, Inc., Senior Secured Term Loan B, VAR, 3.647%, 09/22/23	332

			467

		Software — 0.1%
98		Longview Power LLC, Term B Advance, VAR, 7.050%, 04/13/21	76

		Technology Hardware, Storage & Peripherals — 0.4%
358		Quest Software US Holdings Inc., Term Loan, VAR, 7.046%, 10/31/22	364

		Total Information Technology	1,463

		Materials — 0.5%
		Chemicals — 0.5%
233		GCP Applied Technologies, Inc., 1st Lien Term Loan, VAR, 4.397%, 02/03/22	234
218		Gemini HDPE LLC, Advance, VAR, 4.172%, 08/06/21	219

		Total Materials	453

		Telecommunication Services — 0.2%
		Diversified Telecommunication Services — 0.1%
150		Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, (Luxembourg), VAR, 3.887%, 06/30/19	148

		Wireless Telecommunication Services — 0.1%
107		Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.147%, 04/23/19	103

		Total Telecommunication Services	251

		Utilities — 1.6%
		Electric Utilities — 1.6%
548		Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.295%, 06/30/17	551
812		Texas Competitive Electric Holdings Co. LLC, Term Loan, VAR, 3.794%, 08/04/23	806
186		Texas Competitive Electric Holdings Co. LLC, Term Loan C, VAR, 3.795%, 08/04/23	184

		Total Utilities	1,541

		Total Loan Assignments (Cost $9,076)	8,784

NUMBER OF WARRANTS
Warrants — 0.0% (g)
		Energy — 0.0% (g)
		Oil, Gas & Consumable Fuels — 0.0% (g)
		Sabine Oil & Gas Holdings, Inc.,
–(h	)	expiring 04/13/2026 (a)	–(h	)
–(h	)	expiring 04/13/2026 (Strike Price $1.00) (a)	1

		Total Warrants (Cost $—)	1

SHARES
Short-Term Investment — 5.9%
		Investment Company — 5.9%
5,779		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.660% (b) (l) (Cost $5,779)	5,779

		Total Investments — 99.4% (Cost $94,626)	97,763
		Other Assets in Excess of Liabilities — 0.6%	566

		NET ASSETS — 100.0%	$98,329

Percentages indicated are based on net assets.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CHESLA	—	Connecticut Higher Education Supplemental Loan Authority
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
XLCA	—	Insured by XL Capital Assurance
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,632
Aggregate gross unrealized depreciation	(495)

Net unrealized appreciation/depreciation	$3,137

Federal income tax cost of investments	$94,626

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Utility	$—	$593	$—	$593
Alaska
Housing	—	82	—	82
Industrial Development Revenue/Pollution Control Revenue	—	363	—	363
Other Revenue	—	76	—	76

Total Alaska	—	521	—	521

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Arizona
Education	$—	$313	$—	$313
Utility	—	250	—	250

Total Arizona	—	563	—	563

California
Education	—	132	—	132
General Obligation	—	528	—	528
Hospital	—	1,227	—	1,227
Housing	—	5	—	5
Industrial Development Revenue/Pollution Control Revenue	—	259	—	259
Transportation	—	1,444	—	1,444
Utility	—	569	—	569

Total California	—	4,164	—	4,164

Colorado
Hospital	—	1,105	—	1,105
Housing	—	20	—	20
Utility	—	134	—	134

Total Colorado	—	1,259	—	1,259

Connecticut
Education	—	1,213	—	1,213
Housing	—	184	—	184

Total Connecticut	—	1,397	—	1,397

Delaware
Housing	—	378	—	378
District of Columbia
Transportation	—	115	—	115
Florida
Certificate of Participation/Lease	—	1,784	—	1,784
Education	—	571	—	571
Hospital	—	1,987	—	1,987
Housing	—	265	—	265
Industrial Development Revenue/Pollution Control Revenue	—	1,083	—	1,083
Prerefunded	—	82	—	82
Transportation	—	2,146	—	2,146
Utility	—	1,622	—	1,622

Total Florida	—	9,540	—	9,540

Georgia
Hospital	—	515	—	515
Housing	—	430	—	430
Other Revenue	—	295	—	295
Transportation	—	540	—	540

Total Georgia	—	1,780	—	1,780

Guam
Water & Sewer	—	1,141	—	1,141
Idaho
Housing	—	472	—	472
Illinois
General Obligation	—	1,019	—	1,019
Hospital	—	871	—	871
Housing	—	783	—	783

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Other Revenue	$—	$343	$—	$343
Transportation	—	536	—	536
Water & Sewer	—	187	—	187

Total Illinois	—	3,739	—	3,739

Indiana
Hospital	—	380	—	380
Housing	—	100	—	100
Industrial Development Revenue/Pollution Control Revenue	—	1,798	—	1,798
Water & Sewer	—	287	—	287

Total Indiana	—	2,565	—	2,565

Iowa
Housing	—	16	—	16
Kentucky
Housing	—	21	—	21
Louisiana
Hospital	—	564	—	564
Housing	—	72	—	72
Transportation	—	415	—	415
Water & Sewer	—	452	—	452

Total Louisiana	—	1,503	—	1,503

Maine
Education	—	320	—	320
Housing	—	960	—	960
Prerefunded	—	30	—	30

Total Maine	—	1,310	—	1,310

Maryland
Housing	—	545	—	545
Special Tax	—	452	—	452
Transportation	—	101	—	101

Total Maryland	—	1,098	—	1,098

Massachusetts
Education	—	2,006	—	2,006
Housing	—	967	—	967
Other Revenue	—	95	—	95
Transportation	—	1,819	—	1,819
Water & Sewer	—	1,351	—	1,351

Total Massachusetts	—	6,238	—	6,238

Michigan
Education	—	565	—	565
Industrial Development Revenue/Pollution Control Revenue	—	181	—	181
Transportation	—	458	—	458

Total Michigan	—	1,204	—	1,204

Minnesota
Hospital	—	202	—	202
Housing	—	1,505	—	1,505

Total Minnesota	—	1,707	—	1,707

Mississippi
Other Revenue	—	331	—	331
Missouri
General Obligation	—	286	—	286
Housing	—	950	—	950
Transportation	—	491	—	491

Total Missouri	—	1,727	—	1,727

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Montana
Housing	$—	$229	$—	$229
Transportation	—	107	—	107

Total Montana	—	336	—	336

Nebraska
General Obligation	—	732	—	732
Utility	—	404	—	404

Total Nebraska	—	1,136	—	1,136

New Hampshire
Education	—	383	—	383
Housing	—	106	—	106

Total New Hampshire	—	489	—	489

New Jersey
Education	—	1,084	—	1,084
Industrial Development Revenue/Pollution Control Revenue	—	502	—	502
Other Revenue	—	1,156	—	1,156
Transportation	—	443	—	443

Total New Jersey	—	3,185	—	3,185

New Mexico
Housing	—	169	—	169
Other Revenue	—	439	—	439

Total New Mexico	—	608	—	608

New York
Education	—	258	—	258
Housing	—	1,577	—	1,577
Other Revenue	—	2,555	—	2,555
Special Tax	—	562	—	562
Transportation	—	1,776	—	1,776
Water & Sewer	—	1,605	—	1,605

Total New York	—	8,333	—	8,333

North Dakota
Housing	—	316	—	316
Utility	—	225	—	225

Total North Dakota	—	541	—	541

Ohio
Education	—	417	—	417
General Obligation	—	288	—	288
Hospital	—	514	—	514
Housing	—	147	—	147
Industrial Development Revenue/Pollution Control Revenue	—	190	—	190
Other Revenue	—	285	—	285
Prerefunded	—	447	—	447
Utility	—	585	—	585

Total Ohio	—	2,873	—	2,873

Oklahoma
Transportation	—	842	—	842
Water & Sewer	—	594	—	594

Total Oklahoma	—	1,436	—	1,436

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Oregon
Education	$—	$572	$—	$572
General Obligation	—	234	—	234
Housing	—	262	—	262
Prerefunded	—	123	—	123

Total Oregon	—	1,191	—	1,191

Pennsylvania
Education	—	800	—	800
Housing	—	862	—	862
Transportation	—	387	—	387

Total Pennsylvania	—	2,049	—	2,049

Rhode Island
Education	—	677	—	677
Transportation	—	283	—	283

Total Rhode Island	—	960	—	960

South Carolina
Education	—	604	—	604
Housing	—	332	—	332
Transportation	—	860	—	860

Total South Carolina	—	1,796	—	1,796

South Dakota
Education	—	556	—	556
Housing	—	117	—	117

Total South Dakota	—	673	—	673

Tennessee
Housing	—	270	—	270
Other Revenue	—	130	—	130
Utility	—	857	—	857

Total Tennessee	—	1,257	—	1,257

Texas
Education	—	887	—	887
General Obligation	—	548	—	548
Housing	—	111	—	111
Industrial Development Revenue/Pollution Control Revenue	—	1,695	—	1,695
Prerefunded	—	224	—	224
Transportation	—	1,797	—	1,797
Water & Sewer	—	510	—	510

Total Texas	—	5,772	—	5,772

Utah
Other Revenue	—	637	—	637
Water & Sewer	—	571	—	571

Total Utah	—	1,208	—	1,208

Vermont
Education	—	851	—	851
Housing	—	2,205	—	2,205

Total Vermont	—	3,056	—	3,056

Virginia
Industrial Development Revenue/Pollution Control Revenue	—	253	—	253
Prerefunded	—	81	—	81

Total Virginia	—	334	—	334

Washington
Housing	—	645	—	645

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
West Virginia
Hospital	$—	$585	$—	$585
Wisconsin
Education	—	583	—	583
Prerefunded	—	327	—	327

Total Wisconsin	—	910	—	910

Wyoming
Hospital	—	385	—	385
Housing	—	40	—	40

Total Wyoming	—	425	—	425

Total Municipal Bonds	—	83,180	—	83,180

Common Stocks
Energy	—	1	18	19
Loan Assignments
Consumer Discretionary	—	2,206	—	2,206
Consumer Staples	—	937	—	937
Energy	—	1,238	—	1,238
Health Care	—	521	—	521
Industrials	—	174	—	174
Information Technology	—	1,463	—	1,463
Materials	—	453	—	453
Telecommunication Services	—	251	—	251
Utilities	—	1,541	—	1,541

Total Loan Assignments	—	8,784	—	8,784

Warrants
Energy	1	—	—	1
Short-Term Investment
Investment Company	5,779	—	—	5,779

Total Investments in Securities	$5,780	$91,965	$18	$97,763

There were no transfers between level 1 and level 2 during the period ended May 31, 2017.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]	Sales[2]		Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2017
Investments in Securities:
Corporate Bond — Materials	$—	(a)	$(20)	$20		$—		$—	$—	(a)	$—	$—	$—
Municipal Bond — New York	500		—	—	(a)	—	(a)	—	(500)		—	—	—
Preferred Stock — Materials	—	(b)	(10)	10		—		—	—	(b)	—	—	—
Common Stocks — Energy	12		—	6		—		—	—		—	—	18
Common Stocks — Materials	—	(b)	— (a)	—	(a)	—		—	—	(b)	—	—	—
Loan Assignments — Consumer Discretionary	50		—	—		—		—	—		—	(50)	—

	$562		$(30)	$36		$—	(a)	$—	$(500)		$—	$(50)	$18

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.
(b)	Value is zero.

There were no significant transfers between level 2 and level 3 during the period ended May 31, 2017.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2017, which were valued using significant unobservable inputs (level 3), amounted to approximately $6,000.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 3.0%
514	ABFC Trust, Series 2006-OPT2, Class A2, VAR, 1.164%, 10/25/36	443
596	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2B, VAR, 1.114%, 07/25/36	206
309	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A2, VAR, 1.144%, 10/25/36	200
	Countrywide Asset-Backed Certificates,
141	Series 2007-2, Class 2A3, VAR, 1.164%, 08/25/37	134
250	Series 2007-7, Class 2A3, VAR, 1.254%, 10/25/47	239
326	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB8, Class A1, VAR, 1.122%, 10/25/36	257
	CWABS, Inc. Asset-Backed Certificates Trust,
146	Series 2006-17, Class 2A2, VAR, 1.174%, 03/25/47	137
109	Series 2006-18, Class 2A2, VAR, 1.184%, 03/25/37	106
77	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 1.252%, 07/25/36	43
313	First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D, VAR, 1.264%, 10/25/36	224
	Fremont Home Loan Trust,
542	Series 2006-B, Class 2A3, VAR, 1.184%, 08/25/36	226
224	Series 2006-B, Class 2A4, VAR, 1.264%, 08/25/36	94
149	GSAA Home Equity Trust, Series 2007-5, Class 1AV1, VAR, 1.124%, 03/25/47	83
	GSAMP Trust,
55	Series 2005-WMC1, Class M1, VAR, 1.759%, 09/25/35	52
347	Series 2006-FM1, Class A1, VAR, 1.151%, 04/25/36	251
118	Series 2006-FM2, Class A2C, VAR, 1.174%, 09/25/36	54
118	Series 2006-FM2, Class A2D, VAR, 1.264%, 09/25/36	56
410	Series 2006-HE3, Class A2C, VAR, 1.184%, 05/25/46	399
585	Series 2007-HE1, Class A2C, VAR, 1.174%, 03/25/47	533
	Home Equity Mortgage Loan Asset-Backed Trust,
322	Series 2006-C, Class 2A, VAR, 1.154%, 08/25/36	267
84	Series 2006-C, Class 3A3, VAR, 1.174%, 08/25/36	79
367	Series 2006-D, Class 1A, VAR, 1.164%, 11/25/36	301
338	Series 2006-E, Class 2A3, VAR, 1.194%, 04/25/37	241
421	Series 2007-B, Class 2A3, VAR, 1.224%, 07/25/37	264
37	JP Morgan Mortgage Acquisition Trust, Series 2006-CW2, Class AV4, VAR, 1.174%, 08/25/36	36
	MASTR Asset-Backed Securities Trust,
153	Series 2006-HE4, Class A2, VAR, 1.134%, 11/25/36	73
196	Series 2006-HE4, Class A3, VAR, 1.174%, 11/25/36	94
258	Series 2006-NC3, Class A1, VAR, 1.154%, 10/25/36	156
	Morgan Stanley ABS Capital I, Inc. Trust,
64	Series 2007-HE7, Class A2B, VAR, 2.024%, 07/25/37	60
125	Series 2007-NC2, Class A2C, VAR, 1.284%, 02/25/37	75
282	New Century Home Equity Loan Trust, Series 2006-2, Class A2B, VAR, 1.184%, 08/25/36	240
	NovaStar Mortgage Funding Trust,
201	Series 2006-4, Class A2C, VAR, 1.174%, 09/25/36	115
97	Series 2006-4, Class A2D, VAR, 1.274%, 09/25/36	57
478	Series 2007-1, Class A1A, VAR, 1.154%, 03/25/37	316
136	Ownit Mortgage Loan Trust, Series 2006-1, Class AV, VAR, 1.254%, 12/25/35	131
103	RASC Trust, Series 2007-KS3, Class AI3, VAR, 1.274%, 04/25/37	101
	Securitized Asset-Backed Receivables LLC Trust,
325	Series 2006-NC3, Class A1, VAR, 1.164%, 09/25/36	225
83	Series 2007-NC2, Class A2B, VAR, 1.164%, 01/25/37	59
236	SG Mortgage Securities Trust, Series 2006-FRE1, Class A2B, VAR, 1.204%, 02/25/36	141
428	Structured Asset Investment Loan Trust, Series 2006-4, Class A1, VAR, 1.196%, 07/25/36	287
38	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC5, Class A4, VAR, 1.194%, 12/25/36	35
463	WaMu Asset-Backed Certificates Trust, Series 2007-HE2, Class 2A4, VAR, 1.384%, 04/25/37	226

	Total Asset-Backed Securities (Cost $7,388)	7,316

Closed End Funds — 0.9%
61	BlackRock Corporate High Yield Fund, Inc.	679
28	BlackRock Debt Strategies Fund, Inc.	325
21	Blackstone/GSO Strategic Credit Fund	344
12	Eaton Vance Floating-Rate Income Trust	189
15	Eaton Vance Senior Income Trust	100
16	Invesco Dynamic Credit Opportunities Fund	198
18	Nuveen Credit Strategies Income Fund	155
9	Nuveen Floating Rate Income Opportunity Fund	102
15	Prudential Global Short Duration High Yield Fund, Inc.	229

	Total Closed End Funds (Cost $2,070)	2,321

Collateralized Mortgage Obligations — 2.0%
127	Adjustable Rate Mortgage Trust, Series 2005-5, Class 5A1, VAR, 3.718%, 09/25/35	113
61	Alternative Loan Trust, Series 2006-J2, Class A1, VAR, 1.524%, 04/25/36	37
	Banc of America Funding Trust,
34	Series 2006-D, Class 5A2, VAR, 3.546%, 05/20/36	31
225	Series 2014-R7, Class 1A1, VAR, 0.928%, 05/26/36 (e)	214
66	Series 2014-R7, Class 2A1, VAR, 0.918%, 09/26/36 (e)	62
197	Series 2015-R4, Class 5A1, VAR, 1.194%, 10/25/36 (e)	186

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
175	Bear Stearns ARM Trust, Series 2005-12, Class 22A1, VAR, 3.099%, 02/25/36	163
57	CHL Mortgage Pass-Through Trust, Series 2007-5, Class A6, VAR, 1.374%, 05/25/37	44
	Citigroup Mortgage Loan Trust,
108	Series 2014-10, Class 1A1, VAR, 0.913%, 11/25/36 (e)	106
148	Series 2014-10, Class 3A1, SUB, 0.978%, 07/25/36 (e)	138
186	Series 2014-10, Class 4A1, SUB, 1.160%, 02/25/37 (e)	172
100	Series 2014-11, Class 4A1, VAR, 1.082%, 07/25/36 (e)	91
426	Series 2014-12, Class 1A4, VAR, 0.903%, 08/25/36 (e)	398
68	Series 2014-12, Class 2A4, VAR, 3.295%, 02/25/37 (e)	66
204	Series 2014-C, Class A, VAR, 3.250%, 02/25/54 (e)	204
	CSMC,
81	Series 2011-12R, Class 3A1, VAR, 3.051%, 07/27/36 (e)	81
77	Series 2014-10R, Class 4A1, VAR, 0.948%, 12/27/36 (e)	75
59	Series 2014-11R, Class 8A1, VAR, 1.118%, 04/27/37 (e)	58
230	Series 2014-11R, Class 9A1, VAR, 0.918%, 10/27/36 (e)	220
45	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 1.524%, 02/25/35	43
	FNMA, Connecticut Avenue Securities,
90	Series 2014-C03, Class 1M2, VAR, 4.024%, 07/25/24	95
207	Series 2015-C03, Class 1M2, VAR, 6.024%, 07/25/25	231
461	Series 2015-C04, Class 1M2, VAR, 6.724%, 04/25/28	528
27	Series 2017-C01, Class 1M2, VAR, 4.574%, 07/25/29	28
61	GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.948%, 04/26/37 (e)	58
45	GSR Mortgage Loan Trust, Series 2006-2F, Class 2A1, 5.750%, 02/25/36	43
	HarborView Mortgage Loan Trust,
49	Series 2004-9, Class 2A, VAR, 3.231%, 12/19/34	42
152	Series 2006-9, Class 2A1A, VAR, 1.188%, 11/19/36	122
168	Impac CMB Trust, Series 2005-1, Class 2A1, VAR, 1.534%, 04/25/35	160
146	LSTAR Commercial Mortgage Trust, Series 2016-7, Class A1, VAR, 2.983%, 12/01/21 (e)	145
	LSTAR Securities Investment Ltd., (Cayman Islands),
64	Series 2016-3, Class A, VAR, 3.051%, 09/01/21 (e)	64
87	Series 2016-5, Class A1, VAR, 3.051%, 11/01/21 (e)	87
101	Series 2017-1, Class A, VAR, 2.995%, 01/01/22 (e)	101
121	Series 2017-2, Class A1, VAR, 2.995%, 02/01/22 (e)	120
97	Series 2017-3, Class A1, VAR, 3.051%, 04/01/22 (e)	96
109	Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, VAR, 1.122%, 12/26/36 (e)	101
32	RBSSP Resecuritization Trust, Series 2010-10, Class 2A1, VAR, 1.112%, 09/26/36 (e)	31
455	Residential Asset Securitization Trust, Series 2006-R1, Class A2, VAR, 1.424%, 01/25/46	217
8	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, VAR, 5.756%, 09/25/37	8
53	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7, Class 1A2, VAR, 1.474%, 09/25/35	40

	Total Collateralized Mortgage Obligations (Cost $4,756)	4,819

Commercial Mortgage-Backed Securities — 0.7%
	BAMLL Commercial Mortgage Securities Trust,
260	Series 2014-FL1, Class D, VAR, 4.912%, 12/15/31 (e)	254
420	Series 2014-FL1, Class E, VAR, 6.494%, 12/15/31 (e)	399
	CG-CCRE Commercial Mortgage Trust,
100	Series 2014-FL2, Class COL1, VAR, 4.494%, 11/15/31 (e)	100
185	Series 2014-FL2, Class COL2, VAR, 5.494%, 11/15/31 (e)	184
	Commercial Mortgage Trust,
170	Series 2014-FL5, Class KH1, VAR, 4.644%, 08/15/31 (e)	150
110	Series 2014-FL5, Class KH2, VAR, 5.494%, 08/15/31 (e)	83
340	Series 2015-CR23, Class CMD, VAR, 3.684%, 05/10/48 (e)	331
	Velocity Commercial Capital Loan Trust,
26	Series 2016-1, Class M5, VAR, 7.751%, 04/25/46 (e)	27
100	Series 2016-2, Class M3, VAR, 5.498%, 10/25/46	102

	Total Commercial Mortgage-Backed Securities (Cost $1,597)	1,630

Convertible Bonds — 0.2%
	Energy — 0.1%
	Energy Equipment & Services — 0.0% (g)
16	Ensco Jersey Finance Ltd., 3.000%, 01/31/24 (e)	13

	Oil, Gas & Consumable Fuels — 0.1%
286	Chesapeake Energy Corp., 5.500%, 09/15/26 (e)	276
19	Oasis Petroleum, Inc., 2.625%, 09/15/23	21

		297

	Total Energy	310

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
128	Clearwire Communications LLC, 8.250%, 12/01/40 (e)	132

	Total Convertible Bonds (Cost $469)	442

Corporate Bonds — 4.9%
	Consumer Discretionary — 0.8%
	Auto Components — 0.0% (g)
15	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	16
9	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	9
7	Dana, Inc., 5.375%, 09/15/21	7

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Auto Components — continued
350	DPH Holdings Corp., 7.125%, 05/01/29 (d)	16
23	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	24
15	Icahn Enterprises LP, 6.000%, 08/01/20	16

		88

	Distributors — 0.0% (g)
74	Univar USA, Inc., 6.750%, 07/15/23 (e)	77

	Diversified Consumer Services — 0.0% (g)
23	Sotheby’s, 5.250%, 10/01/22 (e)	23

	Hotels, Restaurants & Leisure — 0.1%
73	Caesars Growth Properties Holdings LLC, 9.375%, 05/01/22	79
8	Interval Acquisition Corp., 5.625%, 04/15/23	8
30	MGM Resorts International, 6.000%, 03/15/23	33
15	Sabre GLBL, Inc., 5.250%, 11/15/23 (e)	16
8	Scientific Games International, Inc., 10.000%, 12/01/22	9

		145

	Household Durables — 0.0% (g)
7	American Greetings Corp., 7.875%, 02/15/25 (e)	7
16	Tempur Sealy International, Inc., 5.625%, 10/15/23	17

		24

	Media — 0.6%
60	Acosta, Inc., 7.750%, 10/01/22 (e)	51
7	CBS Radio, Inc., 7.250%, 11/01/24 (e)	7
23	Cinemark USA, Inc., 5.125%, 12/15/22	24
	Clear Channel Worldwide Holdings, Inc.,
72	Series A, 6.500%, 11/15/22	73
15	Series B, 6.500%, 11/15/22	16
64	Series B, 7.625%, 03/15/20	64
	CSC Holdings LLC,
94	6.750%, 11/15/21	104
200	10.125%, 01/15/23 (e)	233
400	10.875%, 10/15/25 (e)	487
15	DISH DBS Corp., 4.250%, 04/01/18	15
8	iHeartCommunications, Inc., 9.000%, 12/15/19	6
52	LIN Television Corp., 5.875%, 11/15/22	55
15	Sirius XM Radio, Inc., 6.000%, 07/15/24 (e)	16
300	Ziggo Secured Finance BV, (Netherlands), 5.500%, 01/15/27 (e)	305

		1,456

	Multiline Retail — 0.0% (g)
4	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	2

	Specialty Retail — 0.1%
20	CST Brands, Inc., 5.000%, 05/01/23	21
15	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	15
	PetSmart, Inc.,
108	5.875%, 06/01/25 (e)	109
15	7.125%, 03/15/23 (e)	14

		159

	Total Consumer Discretionary	1,974

	Consumer Staples — 0.4%
	Food & Staples Retailing — 0.1%
54	New Albertsons, Inc., 8.000%, 05/01/31	53
135	Rite Aid Corp., 6.750%, 06/15/21	137

		190

	Food Products — 0.2%
21	B&G Foods, Inc., 5.250%, 04/01/25	22
15	Dean Foods Co., 6.500%, 03/15/23 (e)	16
10	Lamb Weston Holdings, Inc., 4.625%, 11/01/24 (e)	10
	Post Holdings, Inc.,
61	5.000%, 08/15/26 (e)	61
15	6.000%, 12/15/22 (e)	16
254	Simmons Foods, Inc., 7.875%, 10/01/21 (e)	271
15	TreeHouse Foods, Inc., 4.875%, 03/15/22	15

		411

	Household Products — 0.1%
15	Central Garden & Pet Co., 6.125%, 11/15/23	16
	HRG Group, Inc.,
79	7.750%, 01/15/22	84
232	7.875%, 07/15/19	239

		339

	Personal Products — 0.0% (g)
54	Avon International Operations, Inc., 7.875%, 08/15/22 (e)	56
107	Avon Products, Inc., 7.000%, 03/15/23	99

		155

	Total Consumer Staples	1,095

	Energy — 1.0%
	Energy Equipment & Services — 0.0% (g)
83	McDermott International, Inc., 8.000%, 05/01/21 (e)	86

	Oil, Gas & Consumable Fuels — 1.0%
24	Alta Mesa Holdings LP, 7.875%, 12/15/24 (e)	25
23	Antero Resources Corp., 5.125%, 12/01/22	23
12	Bonanza Creek Energy, Inc., 6.750%, 04/15/21 (d)	—
7	California Resources Corp., 8.000%, 12/15/22 (e)	5
43	Callon Petroleum Co., 6.125%, 10/01/24	44
15	Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	15
210	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	227
27	CrownRock LP, 7.125%, 04/15/21 (e)	28
62	Energen Corp., 4.625%, 09/01/21	63
	EP Energy LLC,
49	8.000%, 11/29/24 (e)	51
93	8.000%, 02/15/25 (e)	79
165	Great Western Petroleum LLC, 9.000%, 09/30/21 (e)	170
72	Halcon Resources Corp., 6.750%, 02/15/25 (e)	67
23	Hilcorp Energy I LP, 5.000%, 12/01/24 (e)	22
45	Jones Energy Holdings LLC, 6.750%, 04/01/22	37
40	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	41
	Kinder Morgan, Inc.,
40	2.000%, 12/01/17	40
27	3.050%, 12/01/19	28
138	7.000%, 06/15/17	138
15	MEG Energy Corp., (Canada), 7.000%, 03/31/24 (e)	13
18	NGL Energy Partners LP, 5.125%, 07/15/19	18

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
107	NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	109
19	Northern Oil and Gas, Inc., 8.000%, 06/01/20	15
76	Parsley Energy LLC, 5.375%, 01/15/25 (e)	77
106	PBF Holding Co. LLC, 7.250%, 06/15/25 (e)	105
179	PBF Logistics LP, 6.875%, 05/15/23	183
99	RSP Permian, Inc., 6.625%, 10/01/22	104
	Sabine Pass Liquefaction LLC,
7	4.200%, 03/15/28 (e)	7
124	5.000%, 03/15/27	133
77	5.625%, 03/01/25	85
143	Sanchez Energy Corp., 6.125%, 01/15/23	126
6	SemGroup Corp., 5.625%, 11/15/23	6
70	Sunoco LP, 6.250%, 04/15/21	74
9	Tesoro Logistics LP, 5.250%, 01/15/25	10
17	Ultra Resources, Inc., 6.875%, 04/15/22 (e)	17
51	Whiting Petroleum Corp., 5.000%, 03/15/19	51
	Williams Cos., Inc. (The),
60	7.875%, 09/01/21	70
60	8.750%, 03/15/32	78
15	WPX Energy, Inc., 7.500%, 08/01/20	16

		2,400

	Total Energy	2,486

	Financials — 0.4%
	Capital Markets — 0.1%
85	LPL Holdings, Inc., 5.750%, 09/15/25 (e)	88

	Consumer Finance — 0.3%
	Ally Financial, Inc.,
150	3.250%, 09/29/17	151
77	3.250%, 11/05/18	78
130	4.750%, 09/10/18	134
253	6.250%, 12/01/17	258
100	Springleaf Finance Corp., 6.500%, 09/15/17	101

		722

	Diversified Financial Services — 0.0% (g)
77	Tempo Acquisition LLC, 6.750%, 06/01/25 (e)	79

	Total Financials	889

	Health Care — 0.5%
	Health Care Providers & Services — 0.3%
	Acadia Healthcare Co., Inc.,
9	5.125%, 07/01/22	9
46	5.625%, 02/15/23	48
	Community Health Systems, Inc.,
35	5.125%, 08/01/21	35
78	6.250%, 03/31/23	81
51	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	49
30	HCA, Inc., 5.250%, 04/15/25	33
8	HealthSouth Corp., 5.750%, 09/15/25	8
37	LifePoint Health, Inc., 5.500%, 12/01/21	38
	Molina Healthcare, Inc.,
35	4.875%, 06/15/25 (e)	35
184	5.375%, 11/15/22	196
37	Team Health Holdings, Inc., 6.375%, 02/01/25 (e)	36
104	Tenet Healthcare Corp., 8.125%, 04/01/22	110

		678

	Pharmaceuticals — 0.2%
	Concordia International Corp., (Canada),
176	7.000%, 04/15/23 (e)	36
54	9.000%, 04/01/22 (e)	40
	Valeant Pharmaceuticals International, Inc.,
85	5.375%, 03/15/20 (e)	79
133	6.125%, 04/15/25 (e)	106
7	6.750%, 08/15/18 (e)	7
22	6.750%, 08/15/21 (e)	20
141	7.000%, 03/15/24 (e)	149

		437

	Total Health Care	1,115

	Industrials — 0.5%
	Aerospace & Defense — 0.1%
8	Arconic, Inc., 5.125%, 10/01/24	8
15	Huntington Ingalls Industries, Inc., 5.000%, 11/15/25 (e)	16
15	TransDigm, Inc., 6.000%, 07/15/22	16
134	Triumph Group, Inc., 4.875%, 04/01/21	133

		173

	Airlines — 0.1%
188	Allegiant Travel Co., 5.500%, 07/15/19	194
72	American Airlines Group, Inc., 5.500%, 10/01/19 (e)	75

		269

	Building Products — 0.0% (g)
76	Summit Materials LLC, 6.125%, 07/15/23	79

	Commercial Services & Supplies — 0.1%
4	APX Group, Inc., 6.375%, 12/01/19	4
4	Corporate Risk Holdings LLC, 9.500%, 07/01/19 (e)	4
61	GFL Environmental, Inc., (Canada), 5.625%, 05/01/22 (e)	62
14	KAR Auction Services, Inc., 5.125%, 06/01/25 (e)	14
	Nielsen Finance LLC,
78	4.500%, 10/01/20	79
16	5.000%, 04/15/22 (e)	17

		180

	Industrial Conglomerates — 0.0% (g)
130	CTP Transportation Products LLC, 8.250%, 12/15/19 (e)	121

	Machinery — 0.1%
9	Novelis Corp., 5.875%, 09/30/26 (e)	9
114	Optimas OE Solutions Holding LLC, 8.625%, 06/01/21 (e)	112
7	Terex Corp., 5.625%, 02/01/25 (e)	7

		128

	Professional Services — 0.0% (g)
61	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	62

	Road & Rail — 0.1%
	Hertz Corp. (The),
15	6.250%, 10/15/22	13
28	7.625%, 06/01/22 (e)	28
219	Jack Cooper Holdings Corp., 9.250%, 06/01/20	78
7	Park Aerospace Holdings Ltd., (Ireland), 5.250%, 08/15/22 (e)	7

		126

	Trading Companies & Distributors — 0.0% (g)
15	HD Supply, Inc., 5.250%, 12/15/21 (e)	16
30	International Lease Finance Corp., 5.875%, 08/15/22	34

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Trading Companies & Distributors — continued
15	United Rentals North America, Inc., 5.750%, 11/15/24	16

		66

	Total Industrials	1,204

	Information Technology — 0.3%
	Communications Equipment — 0.0% (g)
35	Avaya, Inc., 7.000%, 04/01/19 (e) (d)	29

	Electronic Equipment, Instruments & Components — 0.0% (g)
11	Belden, Inc., 5.500%, 09/01/22 (e)	11
110	Bonal International, Inc., 5.750%, 02/01/23 (d)	—

		11

	Internet Software & Services — 0.0% (g)
59	GTT Communications, Inc., 7.875%, 12/31/24 (e)	63
9	Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	10

		73

	IT Services — 0.1%
7	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	7
223	First Data Corp., 7.000%, 12/01/23 (e)	240
15	WEX, Inc., 4.750%, 02/01/23 (e)	15

		262

	Semiconductors & Semiconductor Equipment — 0.0% (g)
52	Broadcom Corp., 3.875%, 01/15/27 (e)	53

	Software — 0.1%
71	Change Healthcare Holdings LLC, 5.750%, 03/01/25 (e)	73
70	Interface Security Systems Holdings, Inc., 9.250%, 01/15/18	69

		142

	Technology Hardware, Storage & Peripherals — 0.1%
8	NCR Corp., 6.375%, 12/15/23	8
177	Western Digital Corp., 7.375%, 04/01/23 (e)	194

		202

	Total Information Technology	772

	Materials — 0.1%
	Chemicals — 0.0% (g)
11	Chemours Co. (The), 6.625%, 05/15/23	12

	Containers & Packaging — 0.1%
15	Ball Corp., 5.250%, 07/01/25	16
82	Flex Acquisition Co., Inc., 6.875%, 01/15/25 (e)	86
99	Pactiv LLC, 8.375%, 04/15/27	110
60	Reynolds Group Issuer, Inc., (New Zealand), 5.750%, 10/15/20	62

		274

	Metals & Mining — 0.0% (g)
8	Cliffs Natural Resources, Inc., 8.250%, 03/31/20 (e)	9
8	FMG Resources August 2006 Pty. Ltd., (Australia), 9.750%, 03/01/22 (e)	9
8	Hudbay Minerals, Inc., (Canada), 7.250%, 01/15/23 (e)	8

		26

	Total Materials	312

	Real Estate — 0.0% (g)
	Equity Real Estate Investment Trusts (REITs) — 0.0% (g)
20	Equinix, Inc., 5.375%, 01/01/22	21
	Iron Mountain, Inc.,
15	6.000%, 10/01/20 (e)	16
31	6.000%, 08/15/23	33

	Total Real Estate	70

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.4%
15	CCO Holdings LLC, 5.125%, 05/01/23 (e)	16
15	CenturyLink, Inc., Series V, 5.625%, 04/01/20	16
7	Frontier Communications Corp., 11.000%, 09/15/25	6
233	GCI, Inc., 6.750%, 06/01/21	240
	Intelsat Jackson Holdings SA, (Luxembourg),
70	5.500%, 08/01/23	58
167	7.250%, 04/01/19	159
21	BAN, TRAN, 7.250%, 10/15/20	19
35	7.500%, 04/01/21	31
	Level 3 Financing, Inc.,
90	5.375%, 01/15/24	94
15	6.125%, 01/15/21	16
34	Qualitytech LP, 5.875%, 08/01/22	35
200	Wind Acquisition Finance SA, (Italy), 4.750%, 07/15/20 (e)	203
8	Windstream Services LLC, 7.500%, 06/01/22	7

		900

	Wireless Telecommunication Services — 0.5%
9	Hughes Satellite Systems Corp., 5.250%, 08/01/26	9
	Sprint Communications, Inc.,
844	9.000%, 11/15/18 (e)	926
182	11.500%, 11/15/21	234
23	T-Mobile USA, Inc., 6.500%, 01/15/26	26

		1,195

	Total Telecommunication Services	2,095

	Total Corporate Bonds (Cost $11,941)	12,012

Daily Demand Notes — 5.4%
	Alaska — 0.0% (g)
100	City of Valdez, Exxon Pipeline Company Project, Series C, Rev., VRDO, 0.710%, 06/01/17	100

	Florida — 0.1%
200	JEA Electric System, Subseries D, Rev., VRDO, 0.730%, 06/01/17	200

	Kansas — 0.2%
450	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank NA, 0.730%, 06/01/17	450

	Kentucky — 0.9%
2,300	City of Berea Education Facilities, Berea College Project, Series B, Rev., VRDO, 0.720%, 06/01/17	2,300

	Louisiana — 0.1%
150	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Series A, Rev., VRDO, 0.690%, 06/01/17	150

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Daily Demand Notes — continued
	Massachusetts — 0.0% (g)
100	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts, Series A-1, Rev., VRDO, 0.700%, 06/01/17	100

	Mississippi — 0.2%
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
250	Series A, Rev., VRDO, 0.700%, 06/01/17	250
200	Series J, Rev., VRDO, 0.700%, 06/01/17	200

	Total Mississippi	450

	Missouri — 0.2%
500	St. Joseph IDA, Health Facilities, Heartland Regional Medical Center, Series A, Rev., VRDO, LOC: U.S. Bank NA, 0.730%, 06/01/17	500

	New York — 1.3%
500	City of New York, Fiscal Year 2006, Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.720%, 06/01/17	500
150	City of New York, Fiscal Year 2008, Subseries L-4, GO, VRDO, LOC: U.S. Bank NA, 0.740%, 06/01/17	150
200	New York City Municipal Water Finance Authority, Water & Sewer System, Subseries B-2, Rev., VRDO, 0.740%, 06/01/17	200
300	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012, Subseries B-3, Rev., VRDO, 0.740%, 06/01/17	300
600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA-4, Rev., VRDO, 0.740%, 06/01/17	600
900	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014, Subseries D-4, Rev., VRDO, 0.740%, 06/01/17	900
150	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015, Subseries A-4, Rev., VRDO, 0.720%, 06/01/17	150
400	New York State Housing Finance Agency, Housing, 160 Madison Avenue, Series A, Rev., VRDO, LOC: PNC Bank NA, 0.790%, 06/01/17	400

	Total New York	3,200

	North Carolina — 0.4%
350	North Carolina Medical Care Commission, Moses Cone Health System, Series B, Rev., VRDO, 0.700%, 06/01/17	350
	University of North Carolina, University Hospital at Chapel Hill,
350	Series A, Rev., VRDO, 0.710%, 06/01/17	350
300	Series B, Rev., VRDO, 0.710%, 06/01/17	300

	Total North Carolina	1,000

	Ohio — 0.3%
750	County of Allen, Catholic Healthcare Partners, Series C, Rev., VRDO, LOC: Union Bank NA, 0.820%, 06/01/17	750

	Pennsylvania — 0.6%
300	County of Montour, Geisinger Health System, Series B, Rev., VRDO, 0.700%, 06/01/17	300
1,000	Geisinger Authority, Series A, Rev., VRDO, 0.700%, 06/01/17	1,000
100	Pennsylvania Higher Educational Facilities Authority, Drexel University, Series B, Rev., VRDO, LOC: TD Bank NA, 0.710%, 06/01/17	100

	Total Pennsylvania	1,400

	Tennessee — 0.0% (g)
100	Clarksville Public Building Authority, Pooled Financing, Rev., VRDO, LOC: Bank of America NA, 0.770%, 06/01/17	100

	Texas — 0.1%
250	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Series 2012, Rev., VRDO, 0.700%, 06/01/17	250

	Utah — 0.8%
1,850	City of Murray,IHC Health Services , Inc., Series D, Rev., VRDO, 0.710%, 06/01/17	1,850

	Virginia — 0.2%
400	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 0.710%, 06/01/17	400

	Total Daily Demand Notes (Cost $13,200)	13,200

Monthly Demand Notes — 1.1%
	California — 1.0%
2,500	State of California, Series D, GO, VAR, 1.442%, 07/03/17	2,503

	Vermont — 0.1%
274	Vermont Student Assistance Corp., Education Loan, Series B, Class A-1, Rev., VAR, 2.718%, 07/03/17	277

	Total Monthly Demand Notes (Cost $2,774)	2,780

Municipal Bonds — 61.8% (t)
	Alabama — 0.3%
	Hospital — 0.3%
560	Uab Medicine Finance Authority, Series B-2, Rev., 3.500%, 09/01/35	564

	Prerefunded — 0.0% (g)
65	City of Gulf Shores, Series A, GO, AGC, 4.500%, 12/15/17 (p)	66

	Total Alabama	630

	Alaska — 0.6%
	General Obligation — 0.1%
250	Borough of North Slope, Series A, GO, 5.500%, 06/30/18	262
100	Matanuska-Susitna Borough School Board, Series A, GO, NATL-RE, 5.000%, 04/01/19	107

		369

	Housing — 0.5%
	Alaska Housing Finance Corp., General Mortgage,
975	Series A, Rev., 3.500%, 06/01/46	1,033
105	Series A, Rev., TRAN, 4.000%, 06/01/40	108
25	Alaska Housing Finance Corp., State Capital Project, Series A, Rev., NATL-RE, 4.000%, 12/01/17	26

		1,167

	Total Alaska	1,536

	Arizona — 0.4%
	General Obligation — 0.0% (g)
75	City of Scottsdale, GO, 4.000%, 07/01/17	75

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Other Revenue — 0.0% (g)
25	City of Tempe, Excise Tax, Rev., 5.000%, 07/01/17	25

	Transportation — 0.3%
75	Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund, Rev., 5.000%, 07/01/17	76
490	Phoenix-Mesa Gateway Airport Authority, Mesa Project, Rev., 4.000%, 07/01/19	516

		592

	Utility — 0.1%
	City of Mesa, Utility Systems,
35	Rev., NATL-RE, 5.250%, 07/01/17 (p)	35
60	Rev., NATL-RE, 5.250%, 07/01/17	60
110	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.000%, 01/01/27	117

		212

	Water & Sewer — 0.0% (g)
50	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.000%, 10/01/17	51

	Total Arizona	955

	California — 4.5%
	Certificate of Participation/Lease — 0.1%
100	City of Palm Springs, Subseries B, COP, Zero Coupon, 04/15/21 (p)	95
125	Irvine Ranch Water District, COP, 5.000%, 03/01/19	134

		229

	Education — 0.4%
1,000	University of California, Series K, Rev., 4.000%, 05/15/46	1,050

	General Obligation — 1.7%
620	Campbell Union High School District, GO, 3.000%, 08/01/30	641
1,000	Mount San Antonio Community College District, GO, BAN, Zero Coupon, 04/01/22	926
2,380	Pittsburg Unified School District, GO, 4.000%, 08/01/33	2,611
10	San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Series R-3, GO, 5.000%, 07/01/17	10

		4,188

	Hospital — 1.5%
450	California Health Facilities Financing Authority, Children Hospital, Series A, Rev., 4.000%, 11/15/17	456
2,500	California Health Facilities Financing Authority, Sutter Health, Series B, Rev., 5.000%, 11/15/46	2,860
375	Palomar Health, Rev., 4.000%, 11/01/18	386

		3,702

	Other Revenue — 0.3%
100	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, Rev., 4.500%, 06/01/17 (p)	100
20	Los Angeles County, Metropolitan Transportation Authority, Sales Tax, Series A, Rev., 5.000%, 07/01/17	20
540	State of California, Department of Veterans Affairs, Series B, Rev., 3.500%, 12/01/45	574

		694

	Prerefunded — 0.2%
150	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F-1, Rev., 5.250%, 04/01/19 (p)	162
25	City of Bakersfield, Wastewater, Series A, Rev., AGM, 5.000%, 09/15/17 (p)	25
50	Los Angeles Unified School District, Election of 2002, Series B, GO, AMBAC, 5.000%, 07/01/17 (p)	50
100	Vacaville Unified School District, Election of 2001, GO, AMBAC, 5.000%, 08/01/17 (p)	101

		338

	Transportation — 0.0% (g)
40	Los Angeles County, Metropolitan Transportation Authority, Union Station Gateway Project, Series A, Rev., NATL-RE, 5.000%, 10/01/17	41

	Utility — 0.3%
625	Northern California Transmission Agency, Transmission Project, Series A, Rev., 5.000%, 05/01/31	747

	Total California	10,989

	Colorado — 1.3%
	Certificate of Participation/Lease — 0.1%
295	County of Pueblo, Judicial Complex Project, COP, AGM, 5.000%, 09/15/20	326

	Hospital — 0.7%
520	Colorado Health Facilities Authority, Boulder Community Hospital Project, Rev., 4.000%, 10/01/17	525
1,000	University of Colorado Hospital Authority, Series C-1, Rev., VAR, 4.000%, 03/01/20	1,061

		1,586

	Water & Sewer — 0.5%
1,000	City of Aurora, Rev., 5.000%, 08/01/29	1,229

	Total Colorado	3,141

	Connecticut — 1.7%
	Education — 0.7%
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
945	Series A, Rev., 4.000%, 11/15/18	975
175	Series A, Rev., AMT, 4.000%, 11/15/18	181
175	Series A, Rev., AMT, 5.000%, 11/15/19	188
300	Series A, Rev., AMT, 5.000%, 11/15/20	330

		1,674

	General Obligation — 0.0% (g)
80	Town of Cheshire, GO, 4.000%, 08/01/19	85

	Housing — 1.0%
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
175	Subseries A-1, Rev., 4.000%, 11/15/45	189
500	Subseries A-1, Rev., 4.000%, 11/15/47	546
680	Subseries B-2, Rev., 4.000%, 11/15/32	725
975	Subseries E-1, Rev., 3.500%, 11/15/46	1,034

		2,494

	Total Connecticut	4,253

	Delaware — 0.4%
	General Obligation — 0.1%
100	County of New Castle, Series B, GO, 5.000%, 07/15/17	101

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	General Obligation — continued
100	State of Delaware, Series B, GO, 5.000%, 07/01/18	104

		205

	Housing — 0.3%
665	Delaware State Housing Authority, Senior Single Family Mortgage, Series A-1, Rev., AMT, 4.900%, 07/01/29	701

	Total Delaware	906

	District of Columbia — 1.2%
	General Obligation — 0.7%
1,500	District of Columbia, Series A, GO, 5.000%, 06/01/37	1,792

	Other Revenue — 0.3%
	District of Columbia, Ballpark,
180	Series B-1, Rev., NATL-RE, 5.000%, 02/01/18	180
240	Series B-1, Rev., NATL-RE, 5.000%, 02/01/19	241
200	District of Columbia, Income Tax, Series A, Rev., 5.000%, 12/01/29	222

		643

	Prerefunded — 0.0% (g)
30	District of Columbia, Medlantic/Helix Issue, Series C, Rev., AGM, 5.500%, 08/15/17 (p)	30
120	District of Columbia, Water & Sewer Authority, Public Utility, Sub Lien, Series A, Rev., AGM-CR, FGIC, FSA-CR, 5.000%, 10/01/17 (p)	122

		152

	Transportation — 0.2%
	Metropolitan Washington Airports Authority,
190	Series A, Rev., AMT, AGM-CR, AMBAC, 5.000%, 10/01/18	192
150	Series C, Rev., 5.000%, 10/01/19	164
50	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.000%, 07/01/17	50

		406

	Total District of Columbia	2,993

	Florida — 2.4%
	Certificate of Participation/Lease — 0.0% (g)
120	City of Port St. Lucie, Master Lease/Municipal Complex, COP, AGC, 6.000%, 09/01/17 (p)	122

	Education — 0.1%
80	Florida State Board of Education, Lottery, Series A, Rev., 5.000%, 07/01/17	80
125	Florida State Board of Governors, Series A, Rev., 5.000%, 07/01/18	131

		211

	General Obligation — 0.1%
100	Florida State Board of Education, Public Education Capital Outlay, Series C, GO, 5.000%, 06/01/17	100
150	Florida State Board of Education, Public Education, Capital Outlay, Series D, GO, 5.000%, 06/01/19	158

		258

	Hospital — 0.3%
750	Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, Rev., 4.000%, 11/15/17	759

	Housing — 0.5%
	Florida Housing Finance Corp., Homeowner Mortgage,
40	Series 1, Rev., AMT, 5.000%, 07/01/41	42
225	Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	237
725	Series C, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/35	750
200	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/30	208

		1,237

	Other Revenue — 0.1%
200	Florida State Municipal Loan Council, Rev., NATL-RE, 2.000%, 10/01/17	200

	Prerefunded — 0.1%
145	City of Sarasota, GO, NATL-RE, 4.750%, 07/01/17 (p)	146
55	County of Miami-Dade, Miami International Airport, Series A, Rev., AMT, AGC, 5.250%, 10/01/18 (p)	58

		204

	Utility — 1.0%
	Florida Municipal Power Agency, St. Lucie Project,
1,000	Series 2002-1, Rev., VAR, AMBAC, 1.330%, 10/01/21	956
750	Series A, Rev., 4.000%, 10/01/17	758
70	Orlando Utilities Commission, Utility System, Series C, Rev., 5.000%, 10/01/17	71
500	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	558

		2,343

	Water & Sewer — 0.2%
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	577

	Total Florida	5,911

	Georgia — 1.2%
	General Obligation — 0.3%
50	Henry County School District, GO, 5.000%, 12/01/17	51
	State of Georgia,
150	Series C, GO, 4.000%, 09/01/22	171
150	Series G, GO, 5.000%, 12/01/17	153
360	Series I, GO, 5.000%, 11/01/21	420

		795

	Housing — 0.6%
345	Georgia Housing & Finance Authority, Non Single Family, Subseries A-1, Rev., 4.000%, 06/01/44	363
	Georgia Housing & Finance Authority, Single Family Mortgage,
30	Rev., 5.000%, 06/01/29	32
750	Series A, Rev., 4.000%, 12/01/47	820
275	Series B, Rev., 4.000%, 12/01/29	282

		1,497

	Prerefunded — 0.1%
50	Metropolitan Rapid Transit Authority, Sales Tax, Series B, Rev., AGM, 5.000%, 07/01/17 (p)	50
	State of Georgia,
50	Series E, GO, 5.000%, 08/01/17 (p)	50
100	Series G, GO, 5.000%, 12/01/17 (p)	102

		202

	Water & Sewer — 0.2%
200	Cherokee County Water & Sewerage Authority, Series 2006, Rev., AGM, 4.000%, 08/01/17	201

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Water & Sewer –– continued
150	Macon Water Authority, Water & Sewer System, Series B, Rev., 4.000%, 10/01/17	152

		353

	Total Georgia	2,847

	Hawaii — 0.2%
	Certificate of Participation/Lease — 0.2%
375	State of Hawaii, Department of Transportation, Airport Division, COP, AMT, 5.000%, 08/01/17	378

	Illinois — 2.9%
	Education — 0.5%
1,000	Illinois Finance Authority, Depaul University, Series A, Rev., 4.000%, 10/01/32	1,066

	General Obligation — 0.5%
235	City of Chicago, Series 2006A, GO, AGM, 4.750%, 01/01/30	236
1,000	Cook County, Series A, GO, 5.000%, 11/15/17	1,017

		1,253

	Housing — 1.2%
	Illinois Housing Development Authority, Homeowner Mortgage,
1,305	Series C, Rev., 3.500%, 08/01/46	1,378
1,565	Subseries A-2, Rev., AMT, 4.000%, 02/01/35	1,636

		3,014

	Other Revenue — 0.6%
500	City of Chicago, Motor Fuel Tax, Rev., 5.000%, 01/01/18	507
500	City of Chicago, Tax Increment, Pilsen Redevelopment Project, Series A, Rev., 5.000%, 06/01/19	531
	Railsplitter Tobacco Settlement Authority,
250	Rev., 5.000%, 06/01/18	260
200	Rev., 5.250%, 06/01/21	229

		1,527

	Prerefunded — 0.1%
115	Saint Clair County High School District, Series A, GO, AMBAC, 5.750%, 12/01/17 (p)	118

	Total Illinois	6,978

	Indiana — 4.0%
	Education — 0.1%
100	Fort Wayne Community Schools Building Corp., Rev., 3.000%, 07/15/17	100
100	Hammond Multi-School Building Corp., First Mortgage, Rev., NATL-RE, 5.000%, 01/15/20	107
150	Zionsville Indiana Community Schools Building Corp., Series B, Rev., 3.000%, 07/15/17	150

		357

	Hospital — 0.9%
250	City of Jasper, Hospital Authority, Memorial Hospital and Health Care Center Project, Rev., 4.000%, 11/01/17	253
335	Indiana Finance Authority, Marion General Hospital Project, Series A, Rev., 4.000%, 07/01/18	345
1,570	Indiana Health Facility Financing Authority, Ascension Health, Series A-5, Rev., VAR, 2.000%, 08/01/17	1,573

		2,171

	Housing — 0.2%
	Indiana Housing & Community Development Authority, Home First Mortgage,
155	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	162
195	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	206

		368

	Industrial Development Revenue/Pollution Control Revenue — 1.8%
1,860	City of Rockport, Pollution Control, Indiana Michigan Power Company Project, Series 2009 A, Rev., VAR, 1.750%, 06/01/18	1,866
2,500	City of Whiting, Environmental Facilities, BP Products North America, Inc., Project, Rev., VAR, 1.850%, 10/01/19	2,519

		4,385

	Other Revenue — 1.0%
1,300	Indiana Finance Authority, Community Foundation of Northwest, Rev., 5.000%, 09/01/31	1,523
750	Indiana Finance Authority, State Revolving Fund Program, Series B, Rev., 5.000%, 02/01/21	831
100	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/21	110

		2,464

	Total Indiana	9,745

	Iowa — 0.8%
	General Obligation — 0.0% (g)
75	City of Bettendorf, Series B, GO, 3.000%, 06/01/17	75

	Hospital — 0.0% (g)
50	Iowa Finance Authority, Health Care Facilities, Genesis Health, Rev., 5.000%, 07/01/17	50

	Housing — 0.8%
	Iowa Finance Authority Single Family Mortgage-Backed Securities Program,
150	Series 1, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	159
185	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/28	192
675	Series A, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/46	729
750	Series D, Rev., GNMA/FNMA/FHLMC COLL, 3.500%, 07/01/46	797

		1,877

	Prerefunded — 0.0% (g)
25	Cedar Rapids Community School District, Rev., 4.250%, 07/01/17 (p)	25

	Total Iowa	2,027

	Kansas — 0.2%
	General Obligation — 0.0% (g)
25	Kansas Unified School District No. 259 Sedgwick County, Series C, GO, 4.000%, 09/01/17	25

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
	Kansas State Development Finance Authority, Water Pollution Control,
440	Series CW, Rev., 5.000%, 11/01/18 (p)	466

	Other Revenue — 0.0% (g)
25	Kansas State Development Finance Authority, Department of Commerce Impact Program, Rev., 4.000%, 06/01/17	25

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Transportation — 0.0% (g)
25	Kansas State Department Transportation Highway, Series A, Rev., 5.000%, 09/01/17	25

	Total Kansas	541

	Kentucky — 1.4%
	Education — 0.2%
460	Kentucky Higher Education Student Loan Corp., Series A, Rev., AMT, 5.000%, 06/01/19	488

	Housing — 0.0% (g)
85	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/28	89

	Industrial Development Revenue/Pollution Control Revenue — 1.2%
250	County of Carroll, Pollution Control, Kentucky Utilities Company Project, Series A, Rev., VAR, 1.050%, 09/01/19	248
2,500	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., VAR, 2.200%, 08/01/19	2,541

		2,789

	Total Kentucky	3,366

	Louisiana — 0.7%
	Other Revenue — 0.1%
100	State of Louisiana, Gas & Fuels Tax, Series A-1, Rev., 5.000%, 05/01/20	111

	Water & Sewer — 0.6%
500	City of New Orleans, Sewerage Service, Rev., 5.000%, 06/01/18	519
1,000	Louisiana Offshore Terminal Authority, Deepwater Port, LOOP LLC Project, Series B-1, Rev., VAR, 2.200%, 10/01/17	1,003

		1,522

	Total Louisiana	1,633

	Maine — 0.6%
	Education — 0.0% (g)
50	Maine Health & Higher Educational Facilities Authority, Series A, Rev., AMBAC, 5.000%, 07/01/17 (p)	50
	Housing — 0.5%
	Maine State Housing Authority,
630	Series A, Rev., 4.000%, 11/15/45	676
475	Series B, Rev., 4.000%, 11/15/43	500

		1,176

	Other Revenue — 0.1%
100	Maine Municipal Bond Bank, Series E, Rev., 4.000%, 11/01/21	111

	Prerefunded — 0.0% (g)
70	Maine Health & Higher Educational Facilities Authority, Series A, Rev., AMBAC, 4.750%, 07/01/17 (p)	70

	Total Maine	1,407

	Maryland — 1.0%
	General Obligation — 0.1%
25	Charles County, Public Improvement, GO, 5.000%, 10/01/17	25
100	State of Maryland, State & Local Facilities, Loan of 2009, Series C, GO, 5.000%, 11/01/17	102

		127

	Housing — 0.6%
1,000	Montgomery County Housing Opportunities Commission, Series A, Rev., 4.000%, 07/01/48	1,091
440	Montgomery County Housing Opportunities Commission, Single Family Mortgage, Series A, Rev., 4.000%, 01/01/31	450

		1,541

	Prerefunded — 0.0% (g)
30	County of Cecil, Consolidated Public Improvement, GO, AGM, 4.125%, 12/01/17 (p)	30

	Transportation — 0.3%
	Maryland Transportation Authority,
75	Rev., 4.000%, 09/01/17	76
540	Rev., GRAN, 5.250%, 03/01/19	581

		657

	Total Maryland	2,355

	Massachusetts — 2.6%
	Education — 0.5%
	Massachusetts Educational Financing Authority, Education Loan,
750	Series J, Rev., AMT, 4.750%, 07/01/19	794
500	Series J, Rev., AMT, 5.000%, 07/01/18	518

		1,312

	General Obligation — 0.1%
110	Commonwealth of Massachusetts, Consolidated Loan of 2002, Series C, GO, NATL-RE-IBC, MBIA, 5.500%, 11/01/17	112

	Housing — 1.5%
	Massachusetts Housing Finance Agency, Single Family Housing,
645	Series 167, Rev., 4.000%, 12/01/43	665
1,450	Series 169, Rev., 4.000%, 12/01/44	1,524
795	Series 177, Rev., AMT, 4.000%, 06/01/39	850
475	Series 183, Rev., 3.500%, 12/01/46	501

		3,540

	Prerefunded — 0.5%
510	Commonwealth of Massachusetts, Consolidated Loan of 2007, Series C, GO, AMBAC, 5.000%, 08/01/17 (p)	513
265	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.000%, 08/01/18 (p)	278
300	Commonwealth of Massachusetts, Consolidated Loan of 2009, Series C, GO, 5.000%, 07/01/19 (p)	325
100	Massachusetts School Building Authority, Sales Tax, Series A, Rev., AMBAC, 4.750%, 08/15/17 (p)	101
25	Massachusetts State Health & Educational Facilities Authority, Institute of Technology, Series A, Rev., 5.000%, 07/01/17 (p)	25

		1,242

	Water & Sewer — 0.0% (g)
100	Massachusetts States Water Pollution, Abatement Trust, Series A, Rev., 5.250%, 08/01/17	101

	Total Massachusetts	6,307

	Michigan — 3.4%
	Education — 0.4%
1,000	Michigan Finance Authority, Student Loan, Series 25-A, Rev., AMT, 5.000%, 11/01/17	1,014

	General Obligation — 0.9%
	Healthsource Saginaw, Inc., County of Saginaw,
575	GO, 4.000%, 05/01/18	591

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	General Obligation — continued
650	GO, 5.000%, 05/01/19	696
930	GO, 5.000%, 05/01/20	1,026

		2,313

	Housing — 1.4%
155	Michigan State Housing Development Authority, Single Family Homeownership, Series A, Rev., 5.000%, 12/01/27	165
	Michigan State Housing Development Authority, Single-Family Mortgage,
1,765	Series A, Rev., 4.000%, 06/01/46	1,881
1,250	Series B, Rev., 3.500%, 06/01/47	1,316

		3,362

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
510	Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project, Series CC, Rev., VAR, 1.450%, 09/01/21	503

	Other Revenue — 0.4%
950	Michigan Finance Authority, Sparrow Obligation Group, Rev., 4.000%, 11/15/20	1,037

	Prerefunded — 0.1%
200	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/19 (p)	218

	Total Michigan	8,447

	Minnesota — 1.8%
	Education — 0.1%
275	University of Minnesota, Series A, Rev., 5.250%, 12/01/26	313

	General Obligation — 0.1%
100	State of Minnesota, Trunk Highway, Series B, GO, 5.000%, 10/01/18	106
150	State of Minnesota, Various Purpose, Series D, GO, 5.000%, 08/01/17	151

		257

	Hospital — 0.1%
100	City of Maple Grove, North Memorial Health Care, Rev., 4.000%, 09/01/17	101

	Housing — 1.4%
190	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/35	201
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
165	Series A, Rev., GNMA/COLL, 4.500%, 12/01/26	173
45	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	45
130	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	137
	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program,
85	Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/31 (w)	88
75	Series D, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/34	78
180	Series E, Rev., GNMA/FNMA/FHLMC, 4.000%, 01/01/35	188
	Minnesota Housing Finance Agency, Residential Housing Finance,
435	Series A, Rev., 4.000%, 07/01/38	468
625	Series B, Rev., 4.000%, 01/01/38	664
1,100	Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.000%, 01/01/45	1,168
265	Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	275

		3,485

	Prerefunded — 0.1%
125	City of Anoka, Senior Housing Facility, The Homestead at Anoka, Inc. Project, Series B, Rev., 6.375%, 11/01/19 (p)	142

	Total Minnesota	4,298

	Mississippi — 0.3%
	General Obligation — 0.1%
150	State of Mississippi, Series A, GO, 5.250%, 11/01/21	176

	Other Revenue — 0.2%
300	Mississippi Development Bank, Rev., AMBAC, 5.000%, 11/01/17	305
255	Mississippi Development Bank, Gulfport, Mississippi Public Improvement Project, Rev., AGM, 3.000%, 07/01/17	256

		561

	Utility — 0.0% (g)
100	Mississippi Development Bank, Power Co., Project, Series A, Rev., AMBAC, 5.000%, 07/01/17	100

	Total Mississippi	837

	Missouri — 1.0%
	Housing — 0.9%
	Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program,
550	Series B, Rev., GNMA/FNMA/FHLMC COLL, 3.500%, 05/01/41	584
835	Series B-2, Rev., GNMA/FNMA/FHLMC, 4.000%, 11/01/45	890
	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program,
585	Series A, Rev., GNMA/FNMA/FHLMC, 4.000%, 11/01/41	610
40	Series E-3, Rev., GNMA/FNMA/FHLMC, 4.625%, 05/01/28	42
85	Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	89

		2,215

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
50	Kansas City, Missouri Industrial Development Authority, Downtown Redevelopment District, Rev., 5.000%, 09/01/18 (p)	52
35	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.000%, 07/01/25	40

		92

	Prerefunded — 0.1%
25	Missouri Development Finance Board, Midwest Research Institute Project, Rev., 4.500%, 11/01/17 (p)	26

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Prerefunded — continued
190	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.000%, 01/01/21 (p)	216
		242

	Total Missouri	2,549

	Montana — 0.3%
	Housing — 0.3%
	Montana Board of Housing, Single Family Homeownership,
220	Series A-2, Rev., AMT, 4.000%, 12/01/38	229
405	Series B2, Rev., AMT, 5.000%, 12/01/27	429

	Total Montana	658

	Nevada — 0.1%
	General Obligation — 0.0% (g)
25	Clark County, GO, 5.000%, 06/01/17	25

	Other Revenue — 0.0% (g)
30	County of Clark, Sales & Excise Tax, Series B, Rev., 3.000%, 07/01/17	30

	Prerefunded — 0.1%
100	Clark County School District, Series A, GO, 5.000%, 06/15/18 (p)	104
25	State of Nevada, Capital Improvement & Cultural Affairs, Series B, GO, NATL-RE, 5.000%, 12/01/17 (p)	26

		130

	Total Nevada	185

	New Hampshire — 0.6%
	Housing — 0.2%
	New Hampshire Housing Finance Authority, Single Family Mortgage,
90	Series A, Rev., 5.250%, 07/01/28	96
230	Series C, Rev., 4.000%, 01/01/28	238

		334

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
1,000	New Hampshire Business Finance Authority, Solid Waste Disposal, Waste Management, Inc., Project, Rev., VAR, 2.125%, 06/01/18	1,008

	Total New Hampshire	1,342

	New Jersey — 2.2%
	Education — 0.9%
	New Jersey Economic Development Authority, School Facilities Construction,
120	Rev., 5.000%, 12/15/17 (p)	123
35	Series W, Rev., NATL-RE-IBC, 4.000%, 09/01/17 (p)	35
	New Jersey Educational Facilities Authorities, Ramapo College,
250	Series A, Rev., 3.000%, 07/01/17	251
60	Series B, Rev., 4.000%, 07/01/17	60
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., AMT, 5.000%, 12/01/17	509
1,000	Series 1-B, Rev., AMT, 5.000%, 12/01/21	1,126

		2,104

	General Obligation — 0.3%
25	City of Atlantic, GO, AGM, 5.000%, 08/01/17	25
410	Middletown Township Board Education, GO, 5.000%, 08/01/17	413
205	Township of Montville, GO, 4.000%, 08/15/20	224
100	Township of Wayne, GO, 4.000%, 09/01/17	101

		763

	Hospital — 0.1%
385	New Jersey Health Care Facilities Financing Authority, Trinitas Hospital Obligated Group, Series B, Rev., 5.250%, 07/01/23	386

	Housing — 0.0% (g)
50	New Jersey Housing & Mortgage Finance Agency, Single Family Mortgage, Series A, Rev., 4.500%, 10/01/29	51

	Other Revenue — 0.1%
100	Monmouth County Improvement Authority, Rev., 5.000%, 01/15/20	110
50	New Jersey Environmental Infrastructure Trust, Series C, Rev., 5.000%, 09/01/17	51

		161

	Prerefunded — 0.1%
100	Borough of Madison, General Improvement, GO, 5.000%, 10/15/18 (p)	106
140	New Jersey Economic Development Authority, School Facilities Construction, Series Y, Rev., 4.750%, 09/01/18 (p)	147

		253

	Transportation — 0.7%
1,500	New Jersey Transit Corp., Series A, Rev., GAN, 5.000%, 09/15/18	1,560
100	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., AGM-CR, 5.750%, 06/15/17	100

		1,660

	Total New Jersey	5,378

	New Mexico — 0.3%
	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
360	Series A, Class I, Rev., GNMA/FNMA/FHLMC, 4.250%, 03/01/43	383
65	Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.000%, 09/01/30	68

		451

	Other Revenue — 0.0% (g)
25	City of Albuquerque, Series A, Rev., 5.000%, 07/01/17	25
100	State of New Mexico, Severance Tax, Series A, Rev., 5.000%, 07/01/17	101

		126

	Transportation — 0.1%
100	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/24	111
100	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/19	110

		221

	Total New Mexico	798

	New York — 5.3%
	Education — 0.1%
75	New York State Dormitory Authority, St. John’s University, Series A, Rev., 5.000%, 07/01/17	75
150	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	155

		230

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	General Obligation — 0.6%
100	New York City, Series E-1, GO, 5.250%, 10/15/17	102
95	Valhalla Union Free School District, GO, 2.000%, 10/15/17	95
	Village of Freeport, Nassau County, Public Improvement,
880	Series A, GO, 4.000%, 05/01/24	1,010
240	Series A, GO, 4.000%, 05/01/25	278

		1,485

	Housing — 1.1%
	New York Mortgage Agency, Homeowner Mortgage,
1,510	Series 191, Rev., AMT, 3.500%, 10/01/34	1,559
610	Series 195, Rev., 4.000%, 10/01/46	662
500	Series 197, Rev., 3.500%, 10/01/44	534

		2,755

	Other Revenue — 1.8%
	Brooklyn Arena Local Development Corp., Pilot Refunding, Barclays Center,
625	Series A, Rev., 5.000%, 07/15/26	745
560	Series A, Rev., 5.000%, 07/15/28	663
1,750	Hudson Yards Infrastructure Corp., Series A, Rev., 5.000%, 02/15/42	2,046
	New York City Transitional Finance Authority,
170	Series C, Rev., 5.000%, 11/01/21	193
100	Series S-2, Rev., AGM, FGIC, NATL-RE, 5.000%, 01/15/18	101
100	New York State Dormitory Authority, Unrefunded Balance, Series A, Rev., 4.000%, 02/15/19	105
500	TSASC, Inc., Tobacco Settlement, Series B, Rev., 5.000%, 06/01/20	536

		4,389

	Prerefunded — 0.4%
15	Metropolitan Transportation Authority, Series B, Rev., 4.500%, 11/15/17 (p)	15
50	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 5.750%, 06/15/18 (p)	53
700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series AA, Rev., 5.000%, 06/15/18 (p)	730
105	Triborough Bridge & Tunnel Authority, Series A, Rev., 5.000%, 05/15/18 (p)	109

		907

	Special Tax — 0.1%
170	New York State Dormitory Authority, Personal Income Tax, Series D, Rev., 5.000%, 06/15/17	170

	Transportation — 0.2%
540	MTA Hudson Rail Yards Trust Obligations, Series A, Rev., 5.000%, 11/15/46	579

	Water & Sewer — 1.0%
400	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 4.500%, 06/15/32	464
15	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects, Series A, Rev., 4.500%, 06/15/36	15
1,750	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects—Second Resolution, Series A, Rev., 5.000%, 06/15/37	2,105

		2,584

	Total New York	13,099

	North Carolina — 1.0%
	General Obligation — 0.2%
175	Mecklenburg County, Series C, GO, 5.000%, 12/01/18	186
200	New Hanover County, GO, 5.000%, 12/01/20	227

		413

	Housing — 0.8%
1,000	North Carolina Housing Finance Agency, Home Ownership, Series 38-B, Rev., 4.000%, 07/01/47	1,094
	North Carolina Housing Finance Agency, Homeownership,
235	Series 1, Rev., 4.500%, 07/01/28	245
120	Series 2, Rev., 4.250%, 01/01/28	123
500	Series A, Rev., AMT, 3.500%, 07/01/39	526

		1,988

	Utility — 0.0% (g)
100	North Carolina Eastern Municipal Power Agency, Power System, Series A, Rev., 6.500%, 01/01/18 (p)	103

	Total North Carolina	2,504

	North Dakota — 0.9%
	Housing — 0.9%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
405	Series A, Rev., 3.750%, 07/01/42	419
540	Series A, Rev., 4.000%, 07/01/34	576
280	Series B, Rev., 4.500%, 01/01/28	292
75	Series B, Rev., 5.000%, 07/01/28	79
610	Series D, Rev., 3.500%, 07/01/46	649
200	Series D, Rev., 4.250%, 07/01/28	214

	Total North Dakota	2,229

	Ohio — 1.5%
	Education — 0.1%
200	University of Cincinnati, Series A, Rev., 5.000%, 06/01/18	208

	General Obligation — 0.4%
55	Dublin City School District, School Facilities Construction & Improvement, GO, 4.000%, 12/01/17	56
	State of Ohio, Higher Education,
110	Series B, GO, 5.000%, 08/01/23	131
715	Series C, GO, 5.000%, 08/01/17	720

		907

	Housing — 0.3%
	Ohio Housing Finance Agency, Single Family Mortgage,
75	Series 1, Rev., GNMA/FNMA/FHLMC, 4.800%, 11/01/28	80
65	Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/28	67
295	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	312
180	Series 3, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/29	188

		647

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
105	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality, Series C, Rev., 5.000%, 06/01/19	114

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Other Revenue — 0.4%
1,000	Franklin County, Convention Facilities Authority, Tax & Lease, Rev., RAN, 5.000%, 12/01/20	1,127

	Prerefunded — 0.1%
185	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/18 (p)	191
25	Uhrichsville Recreational Facilities Construction, GO, AGC, 4.750%, 06/01/17 (p)	25

		216

	Transportation — 0.2%
	Cleveland-Cuyahoga County Port Authority Development, One Community Project,
175	Series C, Rev., 3.000%, 11/15/17 (p)	176
340	Series C, Rev., 3.000%, 11/15/18 (p)	350

		526

	Utility — 0.0% (g)
15	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	16

	Total Ohio	3,761

	Oklahoma — 0.1%
	Housing — 0.1%
	Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program,
75	Series A, Rev., GNMA/COLL, 4.750%, 03/01/28	81
95	Series B, Rev., GNMA/COLL, 4.500%, 09/01/27	100

	Total Oklahoma	181

	Oregon — 1.5%
	Housing — 0.3%
615	Oregon State Housing & Community Services Department, Mortgage, Single-Family Mortgage Program, Series D, Rev., 4.000%, 07/01/43	635

	Other Revenue — 0.2%
375	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.000%, 04/01/18	388

	Prerefunded — 0.0% (g)
100	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 4.500%, 04/01/19 (p)	106

	Transportation — 0.4%
1,000	Port of Portland, International Airport, Series 21C, Rev., AMT, 5.000%, 07/01/20	1,111

	Utility — 0.6%
	City of Eugene, Electric Utility System,
325	Series A, Rev., 4.000%, 08/01/31	358
850	Series A, Rev., 5.000%, 08/01/29	1,038

		1,396

	Water & Sewer — 0.0% (g)
45	City of Portland, Sewer System, Series A, Rev., 5.000%, 10/01/17	46

	Total Oregon	3,682

	Pennsylvania — 2.4%
	Education — 0.3%
260	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/22	291
400	Pennsylvania Higher Educational Facilities Authority, Widener University, Series A, Rev., 5.000%, 07/15/17	402

		693

	General Obligation — 0.4%
	City of Pittsburgh,
425	GO, 4.000%, 09/01/31	464
100	GO, 4.000%, 09/01/33	107
	Commonwealth of Pennsylvania,
150	Series 2004, GO, AGM, 5.375%, 07/01/20	170
25	Series 2004, GO, AGM-CR, 5.375%, 07/01/17	25
125	Council Rock School District, Bucks County, Series B, GO, 3.000%, 11/15/17	126

		892

	Hospital — 0.0% (g)
60	Lancaster County Hospital Authority, Health System, General Hospital Project, Series B, Rev., 4.000%, 07/01/17 (p)	60

	Housing — 1.6%
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
110	Series 112, Rev., 5.000%, 04/01/28	116
1,230	Series 118A, Rev., AMT, 3.500%, 04/01/40	1,282
1,850	Series 121, Rev., 3.500%, 10/01/46	1,952
570	Series 122, Rev., 4.000%, 10/01/46	616

		3,966

	Other Revenue — 0.0% (g)
100	Delaware Valley, Regional Finance Authority, Local Government, Series B, Rev., AMBAC, 5.600%, 07/01/17	101

	Prerefunded — 0.1%
150	Commonwealth of Pennsylvania, Series A, GO, 5.000%, 08/01/17 (p)	151
50	Delaware River Joint Toll Bridge Commission, Series A, Rev., NATL-RE, 4.500%, 07/01/17 (p)	50
25	Reading Area Water Authority, Rev., AGM, 5.000%, 06/01/17 (p)	25

		226

	Total Pennsylvania	5,938

	Rhode Island — 0.2%
	Education — 0.2%
	Rhode Island Student Loan Authority, Senior,
250	Series A, Rev., AMT, 5.000%, 12/01/19	269
300	Series A, Rev., AMT, 5.000%, 12/01/20	330

	Total Rhode Island	599

	South Carolina — 0.8%
	Housing — 0.3%
	South Carolina State Housing Finance & Development Authority,
400	Series A, Rev., 4.000%, 01/01/47	435
205	Series B-2, Rev., AMT, 4.000%, 07/01/43	219

		654

	Other Revenue — 0.1%
175	South Carolina State Public Service Authority, Series C, Rev., 5.000%, 12/01/17	178

	Transportation — 0.4%
1,095	South Carolina State Ports Authority, Rev., AMT, 4.000%, 07/01/40	1,136

	Total South Carolina	1,968

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	South Dakota — 0.7%
	Housing — 0.7%
	South Dakota Housing Development Authority, Homeownership Mortgage,
105	Series A, Rev., AMT, 4.500%, 05/01/31	112
690	Series D, Rev., 4.000%, 11/01/45	749
565	Series D, Rev., AMT, 4.000%, 11/01/29	591
240	South Dakota Housing Development Authority, Single Family Mortgage, Series 2, Rev., 4.250%, 05/01/32	250

	Total South Dakota	1,702

	Tennessee — 0.6%
	Housing — 0.6%
885	Tennessee Housing Development Agency Residential Finance Program, Rev., 4.000%, 01/01/46	950
	Tennessee Housing Development Agency, Homeownership Program,
160	Series 1A, Rev., AMT, 4.500%, 01/01/38	169
165	Series A, Rev., AMT, 4.500%, 07/01/31	175
	Tennessee Housing Development Agency, Housing Finance Program,
90	Series A, Rev., 4.500%, 01/01/28	95
170	Series B, Rev., 4.500%, 01/01/28	181

	Total Tennessee	1,570

	Texas — 5.0%
	Education — 0.2%
75	Laredo Community College District, Combined Fee, Series D, Rev., AGM, 2.000%, 08/01/17	75
375	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Hendrick Medical Center, Rev., 4.000%, 09/01/18	388
100	University of Texas, Financing System, Series A, Rev., 4.000%, 08/15/17	101

		564

	General Obligation — 3.0%
100	Austin Independent School District, GO, PSF-GTD, 5.000%, 08/01/20	112
150	City of El Paso, GO, 5.000%, 08/15/18	157
415	City of Fort Worth, Tarrant, Denton, Parker & Wise Counties, GO, 5.000%, 03/01/20	460
750	County of Brazoria, Alvin Independent School District, Series B, GO, VAR, PSF-GTD, 3.000%, 08/14/17	753
	County of Collin, Wylie Independent School District, Unlimited Tax,
310	GO, PSF-GTD, Zero Coupon, 08/15/18	307
815	GO, PSF-GTD, Zero Coupon, 08/15/19	797
135	GO, PSF-GTD, Zero Coupon, 08/15/20	130
100	Eagle Mountain & Saginaw Independent School District, Series B, GO, PSF-GTD, 4.000%, 08/15/17	101
375	Harris County Permanent Improvement, Series A, GO, 5.000%, 10/01/18	395
	Nixon-Smiley Consolidated Independent School District, School Building,
170	GO, PSF-GTD, 0.900%, 08/15/17	170
250	GO, PSF-GTD, 1.250%, 08/15/18	250
3,470	Northside Independent School District, School Building, GO, VAR, PSF-GTD, 2.125%, 08/01/20	3,476
175	Texas Public Finance Authority, Series A, GO, 5.000%, 10/01/19	191

		7,299

	Housing — 0.2%
390	Texas Department of Housing & Community Affairs, Residential Mortgage, Series B, Rev., GNMA/COLL, 4.250%, 01/01/34	405

	Other Revenue — 0.9%
295	City of Irving, Hotel Occupancy Tax, Series B, Rev., 2.000%, 08/15/17	295
2,000	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment, Series B, Rev., 4.000%, 07/01/17	2,006

		2,301

	Prerefunded — 0.3%
150	City of San Antonio, Electric & Gas, Series A, Rev., 5.250%, 02/01/19 (p)	161
180	Comal Independent School District, School Building, Series A, GO, PSF-GTD, 5.250%, 02/01/18 (p)	185
190	Fort Worth Independent School District, Unlimited Tax Refunding & School Building, GO, 5.000%, 02/15/19 (p)	203
170	Keller Independent School District, School Building, GO, 5.250%, 02/15/19 (p)	182
25	North Texas Tollway Authority System, Second Tier, Series F, Rev., 5.750%, 01/01/18 (p)	26
100	Tomball Independent School District, School Building, GO, AGC, 5.000%, 02/15/18 (p)	103

		860

	Transportation — 0.4%
900	City of Houston, Airport System Revenue, Series P-1, Rev., VAR, AMT, AGM, 1.920%, 07/01/30	837
50	Harris County, Toll Road, Senior Lien, Series A, Rev., NATL-RE, 5.000%, 08/15/19	50

		887

	Total Texas	12,316

	Utah — 0.1%
	General Obligation — 0.0% (g)
145	State of Utah, Series A, GO, 5.000%, 07/01/20	163

	Prerefunded — 0.0% (g)
25	Weber Basin, Utah Water Conservancy District, Series A, Rev., AMBAC, 5.250%, 10/01/17 (p)	25

	Transportation — 0.1%
250	Utah Transit Authority, Capital Appreciation, Series A, Rev., NATL-RE, Zero Coupon, 06/15/25	169

	Total Utah	357

	Vermont — 2.0%
	Certificate of Participation/Lease — 0.1%
360	City of Burlington, Lakeview Garage Project, Series A, COP, 4.000%, 12/01/17	364

	Education — 0.3%
725	Vermont Student Assistance Corp., Series A, Rev., AMT, 5.000%, 06/15/22 (w)	810

	Housing — 1.6%
1,500	Vermont Housing Finance Agency, Series A, Rev., AMT, 4.000%, 11/01/47	1,626

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
	Housing — continued
205	Vermont Housing Finance Agency, Mortgage-Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 02/01/26	218
	Vermont Housing Finance Agency, Multiple Purpose,
410	Series A, Rev., AMT, 4.000%, 11/01/46	430
975	Series B, Rev., AMT, 4.125%, 11/01/42	1,009
480	Series C, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.000%, 11/01/46	516

		3,799

	Total Vermont	4,973

	Virginia — 0.2%
	Other Revenue — 0.2%
	Virginia Public Building Authority, Public Facilities,
165	Series A, Rev., 5.000%, 08/01/17	166
50	Series D, Rev., 5.000%, 08/01/17	50
	Virginia Resources Authority, Infrastructure & State Moral Obligation,
120	Series B, Rev., 5.000%, 11/01/23	139
145	Series B, Rev., 5.000%, 11/01/26	167

		522

	Prerefunded — 0.0% (g)
60	Virginia Resources Authority, Infrastructure & State Moral Obligation, Series B, Rev., 5.000%, 11/01/21 (p)	70

	Total Virginia	592

	Washington — 0.8%
	General Obligation — 0.1%
75	Bellevue School District No. 405, King County, Series 2011, GO, 5.000%, 12/01/17	76
100	State of Washington, Various Purpose, Series D, GO, 5.000%, 02/01/20	111

		187

	Housing — 0.4%
480	Washington Housing Finance Commission, Single-Family Program, Series 2A-R, Rev., AMT, 3.500%, 12/01/46	501
505	Washington State Housing Finance Commission, Homeownership Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.250%, 10/01/32	525

		1,026

	Prerefunded — 0.0% (g)
100	County of Spokane, Freeman School District No. 358, GO, AGC, 5.000%, 07/15/18 (p)	105

	Transportation — 0.1%
110	Port of Seattle, Passenger Facilities Charge, Series A, Rev., BHAC-CR, MBIA, 5.500%, 12/01/19	121

	Utility — 0.2%
350	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	399
50	City of Tacoma, Solid Waste, Rev., 5.000%, 12/01/17	51

		450

	Total Washington	1,889

	Wisconsin — 0.0% (g)
	General Obligation — 0.0% (g)
95	County of Milwaukee, Corporate Purpose, Series A, GO, 2.000%, 10/01/17	95

	Wyoming — 0.3%
	Hospital — 0.3%
625	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	642

	Housing — 0.0% (g)
120	Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	120

	Total Wyoming	762

	Total Municipal Bonds (Cost $150,628)	151,607

Quarterly Demand Notes — 1.4%
	New York — 0.6%
1,500	New York State Environmental Facilities Corp., Solid Waste Disposal, Waste Management, Inc. Project,, Rev., VRDO, 1.250%, 08/01/17	1,500

	Texas — 0.8%
2,000	Mission Economic Development Corp., Solid Waste Disposal, Republic Services, Inc. Project, Rev., VRDO, 1.300%, 08/01/17	2,000

	Total Quarterly Demand Notes (Cost $3,500)	3,500

Weekly Demand Notes — 17.8%
	Alaska — 0.5%
1,250	Alaska Housing Finance Corp., Home Mortgage, Series B, Rev., VRDO, BAN, 0.730%, 06/08/17	1,250

	California — 1.2%
2,000	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust, Series B-1, Rev., VAR, 1.040%, 06/08/17	1,999
200	Los Angeles Department of Water & Power, Power System, Series B, Subseries B-2, Rev., VRDO, 0.710%, 06/08/17	200
175	Southern California Public Power Authority, Magnolia Power Project, Series A-2, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.740%, 06/08/17	175
600	State of California, Series A, Subseries A-2-1, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.740%, 06/08/17	600

	Total California	2,974

	Florida — 0.7%
1,700	Florida Development Finance Corp., Healthcare Facilities, UF Health-Jacksonville Project, Series B, Rev., VRDO, 1.800%, 06/08/17	1,700

	Georgia — 1.3%
295	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc. Project, Rev., VRDO, RAN, 0.780%, 06/08/17	295
2,000	Metropolitan Rapid Transit Authority, Sales Tax, Rev., VAR, 1.040%, 06/08/17	2,000
700	Private Colleges & Universities Authority, Emory University, Series B, Subseries B-2, Rev., VRDO, 0.720%, 06/08/17	700

	Total Georgia	2,995

	Illinois — 1.0%
	Illinois Finance Authority, Northwestern Memorial Hospital,
200	Series A-2, Rev., VRDO, 0.760%, 06/08/17	200
1,050	Series A-4, Rev., VRDO, 0.760%, 06/08/17	1,050

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Weekly Demand Notes — continued
	Illinois — continued
1,280	Illinois Finance Authority, University of Chicago Medical Center, Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.760%, 06/08/17	1,280

	Total Illinois	2,530

	Indiana — 1.5%
3,000	City of Whiting, Environmental Facilities, BP Products North America, Inc., Project, Rev., VAR, BAN, TRAN, 1.510%, 06/08/17	3,000
625	Indiana Finance Authority, Parkview Health System Obligated Group, Series D, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.780%, 06/08/17	625

	Total Indiana	3,625

	Massachusetts — 1.0%
800	Massachusetts Bay Transportation Authority, General Transportation System, Series A-1, Rev., VRDO, 0.760%, 06/08/17	800
150	Massachusetts Development Finance Agency, Partners Healthcare System Issue, Series K-1, Rev., VRDO, 0.760%, 06/08/17	150
1,450	University of Massachusetts Building Authority, Series 1, Rev., VRDO, 0.780%, 06/08/17	1,450

	Total Massachusetts	2,400

	Minnesota — 1.4%
1,450	City of Rochester, Health Care Facilities, Mayo Clinic, Series A, Rev., VRDO, 0.760%, 06/08/17	1,450
945	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.760%, 06/08/17	945
1,100	Minnesota Higher Educational Facilities Authority, The College of Saint Catherine, Series 5-N2, Rev., VRDO, LOC: U.S. Bank NA, 0.760%, 06/08/17	1,100

	Total Minnesota	3,495

	Missouri — 0.1%
200	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series G, Rev., VRDO, 0.760%, 06/08/17	200

	New Hampshire — 0.6%
1,585	New Hampshire Health & Education Facilities Authority Act, Moore Center, Rev., VRDO, LOC: TD Banknorth NA, 0.770%, 06/08/17	1,585

	New York — 0.6%
1,400	Onondaga County Cultural Trust, Syracuse University Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.780%, 06/08/17	1,400

	North Carolina — 3.3%
1,500	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.760%, 06/08/17	1,500
915	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.750%, 06/08/17	915
1,300	City of Charlotte, Central Yard Project, Series A, COP, VRDO, 0.730%, 06/08/17	1,300
580	City of Charlotte, Charlotte Douglas International Airport, Series B, Rev., VRDO, LOC: Bank of America NA, 0.770%, 06/08/17	580
465	City of Charlotte, Water & Sewer System, Series B, Rev., VRDO, 0.740%, 06/08/17	465
675	City of Raleigh, Downtown Improvement Projects, Series B-1, COP, VRDO, 0.780%, 06/08/17	675
1,350	North Carolina Capital Facilities Finance Agency, Student University Foundation, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.760%, 06/08/17	1,350
275	North Carolina Medical Care Commission, Health Care Facilities, WakeMed, Series C, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.750%, 06/08/17	275
1,000	North Carolina Medical Care Commission, Wakemed, Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.750%, 06/08/17	1,000

	Total North Carolina	8,060

	Oregon — 0.7%
1,830	Confederated Tribes of The Umatilla Indian Reservation, Tribal Infrastructure, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.090%, 06/08/17	1,830

	Pennsylvania — 1.6%
1,750	City of Philadelphia, Water & Wastewater, Series B, Rev., VRDO, LOC: TD Bank NA, 0.740%, 06/08/17	1,750
2,000	Pennsylvania Turnpike Commission, Series B-1, Rev., VAR, 1.210%, 06/08/17	2,001

	Total Pennsylvania	3,751

	South Carolina — 0.8%
1,200	City of North Charleston, Charleston Naval Complex Redevelopment Plan Project, Rev., VRDO, 0.800%, 06/08/17	1,200
760	City of North Charleston, Golf Course Mortgage, Rev., VRDO, 0.800%, 06/08/17	760

	Total South Carolina	1,960

	Texas — 0.1%
250	University of Texas, Financing System, Series B4, Rev., VRDO, LIQ: University of Texas Investment Management Co., 0.730%, 06/08/17	250

	Utah — 1.1%
2,000	County of Utah Hospital, IHC Health Services, Inc., Series C, Rev., VRDO, 0.740%, 06/08/17	2,000
800	Emery County, Pollution Control, Pacificorp Projects, Rev., VRDO, LOC: Canadian Imperial Bank of Commerce, 0.780%, 06/08/17	800

	Total Utah	2,800

	Virginia — 0.1%
335	Industrial Development Authority of Loudoun County, Howard Medical Institute, Series A, Rev., VRDO, 0.760%, 06/08/17	335

	Wisconsin — 0.2%
500	Wisconsin Health & Educational Facilities Authority, Goodwill Industries of North Central Wisconsin, Inc., Rev., VRDO, LOC: Wells Fargo Bank NA, 0.760%, 06/08/17	500

	Total Weekly Demand Notes (Cost $43,610)	43,640

SHARES
Common Stocks — 0.3%
	Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
7	Amplify Energy Corp. (a)	95
3	Bonanza Creek Energy, Inc. (a)	105

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
13	Chaparral Energy, Inc. (a)	328
13	Halcon Resources Corp. (a)	82

	Total Common Stocks (Cost $672)	610

PRINCIPAL AMOUNT
Loan Assignments — 0.7%
	Consumer Discretionary — 0.2%
	Distributors — 0.0% (g)
61	Univar USA, Inc., Term B-2 Loan, VAR, 3.795%, 07/01/22	61

	Hotels, Restaurants & Leisure — 0.1%
138	Caesars Entertainment Operating Co., Inc., Term Loan B-6, VAR, 10.250%, 12/31/26 ^	162

	Media — 0.1% (g)
83	Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan, VAR, 4.260%, 08/18/23	83
59	Zuffa LLC, 2nd Lien Guaranteed Senior Secured Term Loan, VAR, 8.510%, 08/18/24	60

		143

	Specialty Retail — 0.0% (g)
30	Petco Animal Supplies, Inc., 1st Lien Term Loan B-1, VAR, 4.172%, 01/26/23	28

	Total Consumer Discretionary	394

	Consumer Staples — 0.1%
	Food & Staples Retailing — 0.0% (g)
86	BJ’s Wholesale Club, Inc., 1st Lien Term Loan, VAR, 4.750%, 01/27/24	86

	Household Products — 0.1%
139	Zep Inc., Term Loan, VAR, 5.045%, 06/27/22	139

	Total Consumer Staples	225

	Energy — 0.3%
	Energy Equipment & Services — 0.1%
105	Vistra Operations Co. LLC, Term Loan B-2, VAR, 4.258%, 12/14/23	105

	Oil, Gas & Consumable Fuels — 0.2%
242	Citgo Holding, Inc., Term Loan, VAR, 9.647%, 05/12/18	245
105	Exco Resources, Inc., 1st Lien Term Loan A, VAR, 12.500%, 10/19/20	68
234	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.300%, 07/27/23	224

		537

	Total Energy	642

	Health Care — 0.0% (g)
	Pharmaceuticals — 0.0% (g)
105	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.279%, 10/21/21	76

	Industrials — 0.1%
	Marine — 0.1%
199	American Commercial Lines, Inc., Term Loan B, VAR, 9.795%, 11/12/20	173

	Information Technology — 0.0% (g)
	Software — 0.0% (g)
24	Rackspace Hosting, Inc., 1st Lien Term Loan B, VAR, 4.672%, 11/03/23	24
69	Synchronoss Technologies., 1st Lien Term B Loan, VAR, 4.082%, 01/19/24	64

	Total Information Technology	88

	Materials — 0.0%
	Containers & Packaging — 0.0%
113	HLX PLY Holdings, Inc., Term Loan, VAR, 4.398%, 12/29/23	113

	Total Loan Assignments (Cost $1,792)	1,711

SHARES
Short-Term Investment — 0.1%
	U.S. Treasury Obligation — 0.1%
215	U.S. Treasury Bill, 0.623%, 06/22/17 (k) (n)	215
	Investment Company — 0.0% (g)
76	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.660% (b) (l)	76

	Total Short-Term Investments (Cost $291)	291

	Total Investments — 100.3% (Cost $244,688)	245,879
	Liabilities in Excess of Other Assets — (0.3)%	(743)

	NET ASSETS — 100.0%	$245,136

Percentages indicated are based on net assets.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(6)	10 Year U.S. Treasury Note	09/20/17	USD	(758)	(2)
(2)	2 Year U.S. Treasury Note	09/29/17	USD	(433)	— (h)
(4)	5 Year U.S. Treasury Note	09/29/17	USD	(473)	(1)

					(3)

Credit Default Swaps—Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.362%	70	(3)	8
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.362	74	(3)	10
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.362	109	(4)	13
Avon Products, Inc., 6.500%, 03/01/19	5.000% quarterly	06/20/22	6.923	30	2	(2)
Chesapeake Energy Corp., 6.625%, 08/15/20	5.000% quarterly	06/20/22	6.335	40	2	(1)
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/18	0.115	73	(5)	3
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	06/20/22	0.777	1,400	(18)	2
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/17	0.524	100	(2)	8
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/22	1.194	1,230	9	(32)
BNP Paribas:
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/22	1.970	1,050	46	(75)
Standard Chartered Bank, 5.875%, 09/26/17	1.000% quarterly	06/20/22	1.309	EUR 140	2	(4)
Citibank, NA:
Beazer Homes USA, Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	0.306	50	(2)	2
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	06/20/22	3.313	80	8	(6)
Credit Suisse International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.362	150	(5)	16
Goldman Sachs International:
Canadian Natural Resources Ltd., 3.450%, 11/15/21	1.000% quarterly	06/20/22	1.205	110	1	(2)
Devon Energy Corp., 7.950%, 04/15/32	1.000% quarterly	06/20/22	1.221	70	1	(1)

					29	(61)

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America NA:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.555%	120	8	(23)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.555	200	13	(59)
CDX.EM.27-V1	1.000% quarterly	06/20/22	1.952	340	14	(15)
CMBX.NA.A.6	2.000% monthly	05/11/63	2.681	150	5	2
Citibank, NA:
CDX.EM.27-V1	1.000% quarterly	06/20/22	1.952	350	15	(14)
CDX.EM.27-V1	1.000% quarterly	06/20/22	1.952	1,360	57	(69)
CMBX.NA.A.6	2.000% monthly	05/11/63	2.681	150	5	1
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.555	100	7	(28)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.555	230	15	(58)
Goldman Sachs International:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.681	150	5	2
CMBX.NA.A.6	2.000% monthly	05/11/63	2.681	150	5	2
Morgan Stanley Capital Services:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.681	150	5	2

					154	(257)

Centrally Cleared Credit Default Swaps—Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.HY.28-V1	5.000% quarterly	06/20/22	3.296%	280	(24)	20
CDX.NA.IG.28-V1	1.000% quarterly	06/20/22	0.621	1,760	(35)	27
iTraxx Europe Series 27.1	1.000% quarterly	06/20/22	0.624	EUR 870	(20)	12

					(79)	59

Credit Default Swaps—Sell Protection [2]

Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	47.172	70	(1)	33
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	47.172	70	(1)	34
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	47.172	70	(1)	37
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	47.172	70	(1)	37
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	47.172	140	(2)	68

					(6)	209

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e.,make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Morgan Stanley Capital Services:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	09/20/17	350	10

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ABX	—	Asset-Backed Securities Index
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CDX	—	Credit Default Swap Index
CHESLA	—	Connecticut Higher Education Supplemental Loan Authority
CMBX	—	Commercial Mortgage-Backed Securities Index
COLL	—	Collateral
COP	—	Certificate of Participation
CSMC	—	Credit Suisse Mortgage Trust
CR	—	Custodial Receipts
EUR	—	Euro
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GRAN	—	Grant Revenue Anticipation Notes
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
MTA	—	Metropolitan Transportation Authority

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2017.
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2017.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(n)	—	The rate shown is the effective yield as of May 31, 2017.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
^	—	All or a portion of the security is unsettled as of May 31, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,904
Aggregate gross unrealized depreciation	(1,713)

Net unrealized appreciation/depreciation	$1,191

Federal income tax cost of investments	$244,688

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments:

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$745	$6,571		$7,316
Collateralized Mortgage Obligations	—	4,493	326		4,819
Commercial Mortgage-Backed Securities	—	—	1,630		1,630
Convertible Bonds
Energy	—	310	—		310
Telecommunication Services	—	132	—		132

Total Convertible Bonds	—	442	—		442

Corporate Bonds
Consumer Discretionary	—	1,974	—		1,974
Consumer Staples	—	1,095	—		1,095
Energy	—	2,486	—	(a)	2,486
Financials	—	889	—		889
Health Care	—	1,115	—		1,115
Industrials	—	1,126	78		1,204
Information Technology	—	772	—	(a)	772
Materials	—	312	—		312
Real Estate	—	70	—		70
Telecommunication Services	—	2,095	—		2,095

Total Corporate Bonds	—	11,934	78		12,012

Daily Demand Notes
Alaska	—	100	—		100
Florida	—	200	—		200
Kansas	—	450	—		450
Kentucky	—	2,300	—		2,300
Louisiana	—	150	—		150
Massachusetts	—	100	—		100
Mississippi	—	450	—		450
Missouri	—	500	—		500
New York	—	3,200	—		3,200
North Carolina	—	1,000	—		1,000
Ohio	—	750	—		750
Pennsylvania	—	1,400	—		1,400
Tennessee	—	100	—		100
Texas	—	250	—		250
Utah	—	1,850	—		1,850
Virginia	—	400	—		400

Total Daily Demand Notes	—	13,200	—		13,200

Monthly Demand Notes
California	—	2,503	—		2,503
Vermont	—	277	—		277

Total Monthly Demand Notes	—	2,780	—		2,780

Municipal Bonds
Alabama	—	630	—		630
Alaska	—	1,536	—		1,536
Arizona	—	955	—		955
California	—	10,989	—		10,989

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Colorado	$—	$3,141	$—	$3,141
Connecticut	—	4,253	—	4,253
Delaware	—	906	—	906
District of Columbia	—	2,993	—	2,993
Florida	—	5,911	—	5,911
Georgia	—	2,847	—	2,847
Hawaii	—	378	—	378
Illinois	—	6,978	—	6,978
Indiana	—	9,745	—	9,745
Iowa	—	2,027	—	2,027
Kansas	—	541	—	541
Kentucky	—	3,366	—	3,366
Louisiana	—	1,633	—	1,633
Maine	—	1,407	—	1,407
Maryland	—	2,355	—	2,355
Massachusetts	—	6,307	—	6,307
Michigan	—	8,447	—	8,447
Minnesota	—	4,298	—	4,298
Mississippi	—	837	—	837
Missouri	—	2,549	—	2,549
Montana	—	658	—	658
Nevada	—	185	—	185
New Hampshire	—	1,342	—	1,342
New Jersey	—	5,378	—	5,378
New Mexico	—	798	—	798
New York	—	13,099	—	13,099
North Carolina	—	2,504	—	2,504
North Dakota	—	2,229	—	2,229
Ohio	—	3,761	—	3,761
Oklahoma	—	181	—	181
Oregon	—	3,682	—	3,682
Pennsylvania	—	5,938	—	5,938
Rhode Island	—	599	—	599
South Carolina	—	1,968	—	1,968
South Dakota	—	1,702	—	1,702
Tennessee	—	1,570	—	1,570
Texas	—	12,316	—	12,316
Utah	—	357	—	357
Vermont	—	4,973	—	4,973
Virginia	—	592	—	592
Washington	—	1,889	—	1,889
Wisconsin	—	95	—	95
Wyoming	—	762	—	762

Total Municipal Bonds	—	151,607	—	151,607

Quarterly Demand Notes
New York	—	1,500	—	1,500
Texas	—	2,000	—	2,000

Total Quarterly Demand Notes	—	3,500	—	3,500

Weekly Demand Notes
Alaska	—	1,250	—	1,250
California	—	2,974	—	2,974
Florida	—	1,700	—	1,700
Georgia	—	2,995	—	2,995

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Illinois	$—	$2,530	$—	$2,530
Indiana	—	3,625	—	3,625
Massachusetts	—	2,400	—	2,400
Minnesota	—	3,495	—	3,495
Missouri	—	200	—	200
New Hampshire	—	1,585	—	1,585
New York	—	1,400	—	1,400
North Carolina	—	8,060	—	8,060
Oregon	—	1,830	—	1,830
Pennsylvania	—	3,751	—	3,751
South Carolina	—	1,960	—	1,960
Texas	—	250	—	250
Utah	—	2,800	—	2,800
Virginia	—	335	—	335
Wisconsin	—	500	—	500

Total Weekly Demand Notes	—	43,640	—	43,640

Common Stocks
Energy	282	—	328	610
Loan Assignments
Consumer Discretionary	—	394	—	394
Consumer Staples	—	225	—	225
Energy	—	642	—	642
Health Care	—	76	—	76
Industrials	—	173	—	173
Information Technology	—	88	—	88
Materials	—	113	—	113

Total Loan Assignments	—	1,711	—	1,711

Closed End Funds	2,321	—	—	2,321
Short-Term Investment
Investment Companies	76	—	—	76
U.S. Treasury Obligations	—	215	—	215

Total Short-Term Investments	76	215	—	291

Total Investments in Securities	$2,679	$234,267	$8,933	$245,879

Appreciation in Other Financial Instruments
Swaps	$—	$289	$—	$289

Depreciation in Other Financial Instruments
Futures Contracts	(3)	—	—	(3)
Swaps	—	(231)	—	(231)

Total Depreciation in Other Financial Instruments	$(3)	$(231)	$—	$(234)

(a)	Value is zero.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers between levels 1 and 2 during the period ended May 31, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

Tax Aware Income Opportunities Fund	Balance as of February 28, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2017
Investments in Securities
Asset-Backed Securities	$8,565		$(30)	$86	$37	$75	$(2,408)	$302	$(56)	$6,571
Collateralized Mortgage Obligations	287		—	3	—	323	—	—	(287)	326
Commercial Mortgage-Backed Securities	1,584		—	17	1	28	—	—	—	1,630
Corporate Bonds — Industrials	—	(a)	—	(6)	1	—	—	83	—	78
Common Stocks — Energy	—	(a)	—	(4)	—	332	—	—	—	328

	$10,436		$(30)	$96	$39	$758	$(2,408)	$385	$(343)	$8,933

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

(a)	Value is zero.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

There were no significant transfers between level 2 and level 3 during the period ended May 31, 2017.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2017, which were valued using significant unobservable inputs (level 3) amounted to approximately $9,788,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$6,571	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 14.00% (3.06%)
			Constant Default Rate	2.95% - 8.88% (5.96%)
			Yield (Discount Rate of Cash Flows)	2.81% - 6.66% (4.52%)

Asset-Backed Securities	6,571

	326	Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
			Yield (Discount Rate of Cash Flows)	2.80% - 3.32% (3.17%)

Collateralized Mortgage Obligations	326

	1,267	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.76% - 6.42% (5.33%)

Commercial Mortgage-Backed Securities	1,267

Total	$8,164

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2017, the value of these investments was approximately $769,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions, including credit default and total return swaps, to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC”

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund used total return swaps to gain long and/or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 93.9%
	Alabama — 0.3%
29,745	East Alabama Health Care Authority, Series B, Rev., VRDO, 0.820%, 06/07/17	29,745
775	Mobile County IDA, PCR, ExxonMobil Project, Rev., VRDO, 0.760%, 06/01/17	775
	Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project,
7,735	Series A, Rev., VRDO, LOC: Bank of America NA, 0.790%, 06/07/17 (e)	7,735
9,700	Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.790%, 06/07/17 (e)	9,700

		47,955

	Alaska — 1.0%
26,295	Alaska Housing Finance Corp., Governmental Purpose, Series B, Rev., VRDO, 0.730%, 06/07/17	26,295
12,300	Alaska Housing Finance Corp., Governmental Purpose, University of Alaska, Series A, Rev., VRDO, 0.740%, 06/07/17	12,300
	Alaska Housing Finance Corp., Home Mortgage,
35,200	Series A, Rev., VRDO, 0.730%, 06/07/17	35,200
15,000	Series A, Rev., VRDO, 0.800%, 06/07/17	15,000
15,000	Series B, Rev., VRDO, 0.800%, 06/07/17	15,000
23,350	Series D, Rev., VRDO, 0.730%, 06/07/17	23,350
	City of Valdez, Alaska Marine Terminal, Exxon Pipeline Co. Project,
6,990	Series A, Rev., VRDO, 0.760%, 06/01/17	6,990
8,500	Series B, Rev., VRDO, 0.760%, 06/01/17	8,500

		142,635

	Arizona — 0.7%
	Arizona Health Facilities Authority, Banner Health,
15,000	Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.780%, 06/07/17	15,000
17,515	Series G, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.780%, 06/07/17	17,515
16,515	Arizona State University, Board of Regents, Series A, Rev., VRDO, 0.760%, 06/07/17	16,515
15,600	City of Mesa, Utility System, Series 2016-XF2216, Rev., VRDO, AGM, LIQ: Citibank NA, 0.810%, 06/07/17 (e)	15,600
2,000	Phoenix City IDA, Multi-Family Housing, Del Mar Terrace Apartments Project, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.800%, 06/07/17	2,000
34,420	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America NA, 0.790%, 06/07/17	34,420

		101,050

	California — 8.7%
19,980	ABAG Finance Authority for Nonprofit Corps., Sharp HealthCare, Series D, Rev., VRDO, LOC: Citibank NA, 0.730%, 06/07/17	19,980
1,664	California Educational Facilities Authority, Series 2015-XF2188, Rev., LIQ: Morgan Stanley Bank, 0.810%, 06/07/17	1,664
	California Health Facilities Financing Authority, Adventist Health System,
2,400	Series A, Rev., VRDO, LOC: U.S. Bank NA, 0.740%, 06/07/17	2,400
3,500	Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.740%, 06/07/17	3,500
45,560	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program, Series H, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.740%, 06/07/17	45,560
1,100	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.790%, 06/07/17	1,100
2,870	California Municipal Finance Authority, La Sierra University, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.730%, 06/07/17	2,870
27,975	California Pollution Control Financing Authority, Solid Waste Disposal, Recology Inc. Project, Series A, Rev., VRDO, LOC: Bank of America NA, 0.790%, 06/07/17	27,975
	California Statewide Communities Development Authority,
44,000	Series B, Rev., VRDO, 0.980%, 06/08/17	44,000
87,000	Series B, Rev., VRDO, 1.000%, 08/16/17	87,000
45,000	Series B1, Rev., VRDO, 0.760%, 06/06/17	45,000
17,000	Series B1, Rev., VRDO, 0.890%, 06/22/17	17,000
13,000	Series B1, Rev., VRDO, 0.990%, 07/11/17	13,000
25,000	Series B2, Rev., VRDO, 0.960%, 09/12/17	25,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
50,000	Series B2, Rev., VRDO, 0.990%, 07/11/17	50,000
19,000	Series B3, Rev., VRDO, 0.800%, 06/13/17	19,000
27,500	Series B3, Rev., VRDO, 0.990%, 07/11/17	27,500
10,000	Series B4, Rev., VRDO, 0.800%, 06/13/17	10,000
45,000	Series B4, Rev., VRDO, 0.990%, 07/11/17	45,000
6,250	Series B5, Rev., VRDO, 0.900%, 06/19/17	6,250
10,000	Series B5, Rev., VRDO, 0.930%, 07/18/17	10,000
58,750	Series B5, Rev., VRDO, 0.970%, 06/07/17	58,750
48,750	Series B6, Rev., VRDO, 0.900%, 06/19/17	48,750
23,000	Series D, Rev., VRDO, 0.800%, 06/13/17	23,000
30,000	Series D, Rev., VRDO, 0.890%, 06/22/17	30,000
20,500	Series D, Rev., VRDO, 0.920%, 08/08/17	20,500
20,000	Series D, Rev., VRDO, 0.920%, 08/08/17	20,000
30,000	Series D, Rev., VRDO, 0.960%, 09/12/17	30,000
1,825	Series J, Rev., VRDO, 0.760%, 06/07/17	1,825
5,300	California Statewide Communities Development Authority, Multi-Family Housing, 1030 Post Street Apartments, Series Y, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.810%, 06/07/17	5,300
3,650	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LOC: FHLMC, 0.770%, 06/07/17	3,650
8,700	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LOC: FNMA, 0.790%, 06/07/17	8,700
4,775	Central Basin Municipal Water District, 2007 Projects, Series B, COP, VRDO, LOC: U.S. Bank NA, 0.730%, 06/07/17	4,775
	City & County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments,
85,940	Series H-1, Rev., VRDO, LOC: Bank of China, 0.860%, 06/07/17	85,940
39,470	Series H-2, Rev., VRDO, LOC: Bank of China, 0.850%, 06/07/17	39,470
4,920	City of Livermore, Series A, COP, VRDO, LOC: U.S. Bank NA, 0.740%, 06/07/17	4,920
75,000	City of Los Angeles, Series B, GO, TAN, 3.000%, 06/29/17	75,121
1,400	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.780%, 06/07/17	1,400
900	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.800%, 06/07/17	900
14,800	City of Whittier, Health Facilities, Presbyterian Intercommunity, Series A, Rev., VRDO, LOC: U.S. Bank NA, 0.730%, 06/07/17	14,800
1,200	Irvine Ranch Water District, Nos. 105, 140, 240, 250, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.770%, 06/07/17	1,200
31,745	Irvine Unified School District, Community Facilities District No. 09-1, Special Tax, Series B, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.750%, 06/07/17	31,745
	Los Angeles Community College District,
10,800	Series 2016-ZF2379, GO, VRDO, AGM-CR, FGIC, LIQ: Citibank NA, 0.800%, 06/07/17 (e)	10,800
11,820	Series 2016-ZF2381, GO, VRDO, LIQ: Citibank NA, 0.800%, 06/07/17 (e)	11,820
9,200	Los Angeles Department of Water & Power, Waterworks, Series B, Subseries B-3, Rev., VRDO, 0.720%, 06/07/17	9,200
1,850	Metropolitan Water District of Southern California, Series A-2, Rev., VRDO, 0.720%, 06/07/17	1,850
5,000	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.800%, 06/07/17 (e)	5,000
18,000	San Diego Community College District, Series 2016-ZF2382, GO, VRDO, LIQ: Citibank NA, 0.800%, 06/07/17 (e)	18,000
8,455	San Francisco City & County Airports Commission, San Francisco International Airport, Second, Series 36B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.750%, 06/07/17	8,455
4,480	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series, Series 36C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.720%, 06/07/17	4,480

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
5,940	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Notre Dame Apartments, Series G, Rev., VRDO, LOC: Citibank NA, 0.800%, 06/07/17	5,940
	State of California,
17,090	Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.720%, 06/07/17	17,090
50,000	Series A-1, 0.820%, 07/07/17	50,000
100	Series C-1, GO, VRDO, LOC: Bank of America NA, 0.720%, 06/07/17	100
	Tender Option Bond Trust Receipts/CTFS,
9,260	Series 2015-XM0075, Rev., VRDO, LIQ: Bank of America NA, 0.830%, 06/07/17 (e)	9,260
55,260	Series 2016-XF0431, GO, VRDO, LIQ: Bank of America NA, 0.820%, 06/07/17 (e)	55,260
14,250	Series 2016-XM0230, Rev., VRDO, LIQ: Bank of America NA, 0.820%, 06/07/17 (e)	14,250
59,300	University of California, Series AL-1, Rev., VRDO, 0.740%, 06/07/17	59,300

		1,295,350

	Colorado — 3.3%
21,525	City of Colorado Springs, Utilities Revenue System, Sub Lien, Series A, Rev., VRDO, 0.790%, 06/07/17	21,525
	City of Colorado Springs, Utilities System Improvement,
10,500	Series A, Rev., VRDO, 0.780%, 06/07/17	10,500
44,420	Series A, Rev., VRDO, 0.790%, 06/07/17	44,420
42,735	Series A, Rev., VRDO, 0.790%, 06/07/17	42,735
37,275	Series B, Rev., VRDO, 0.790%, 06/07/17	37,275
33,100	City of Colorado Springs, Utilities System, Sub Lien, Series A, Rev., VRDO, 0.790%, 06/07/17	33,100
57,410	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Series 2012, Rev., VRDO, 0.780%, 06/07/17	57,410
11,400	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project, Series 2007, Rev., VRDO, LOC: U.S. Bank NA, 0.770%, 06/07/17	11,400
	Colorado Housing & Finance Authority, Single Family Mortgage,
48,800	Series B-2, Class 1, Rev., VRDO, AMT, 0.780%, 06/07/17	48,800
35,520	Series B-3, Class 1, Rev., VRDO, AMT, FHLB, 0.780%, 06/07/17	35,520
14,705	County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Project, Rev., VRDO, FHLMC, LOC: FHLMC, 0.800%, 06/07/17	14,705
35,075	Moffat County, PCR, Tri-State Generation and Transmission Association, Inc. Project, Rev., VRDO, LOC: Bank of America NA, 0.790%, 06/07/17	35,075
	State of Colorado, Education Loan Program,
42,200	Series A, Rev., TAN, 2.000%, 06/29/17	42,236
52,000	Series B, Rev., TAN, 4.000%, 06/29/17	52,124

		486,825

	Connecticut — 0.7%
10,000	Connecticut State Health & Educational Facility Authority, Series A, Rev., VRDO, 0.760%, 06/07/17	10,000
57,000	Metropolitan District (The), Hartford County, GO, BAN, 2.000%, 08/30/17	57,139
35,400	State of Connecticut, Health & Educational Facility Authority, Series D, Rev., VRDO, LOC: Bank of America NA, 0.810%, 06/07/17	35,400

		102,539

	Delaware — 0.1%
19,285	Delaware State Health Facilities Authority, Christiana Care Health Services, Series B, Rev., VRDO, 0.770%, 06/07/17	19,285

	District of Columbia — 0.9%
1,610	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America NA, 0.840%, 06/07/17	1,610
28,725	District of Columbia, Georgetown University, Series 2007 C-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.770%, 06/07/17	28,725
9,845	District of Columbia, Medlantic/Helix Issue, Tranche II, Series 1998A, Rev., VRDO, LOC: TD Bank NA, 0.740%, 06/07/17	9,845
1,663	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America NA, 0.900%, 06/07/17	1,663
22,510	District of Columbia, Water and Sewer Authority, Public Utility Subordinated Lien Multimodal, Weekly Rate Period, Series B, Subseries B-1, Rev., VRDO, 0.750%, 06/07/17	22,510
	Metropolitan Washington Airports Authority,
55,505	Series A, Subseries A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.820%, 06/07/17	55,505

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	District of Columbia — continued
18,315	Series D, Subseries D-2, Rev., VRDO, LOC: TD Bank NA, 0.770%, 06/07/17	18,315

		138,173

	Florida — 3.8%
31,240	Alachua County Health Facilities Authority, VRDO, 0.810%, 06/05/17	31,240
71,250	City of Gainesville, Florida, Utilities System Revenue Bonds, Series B, Rev., VRDO, 0.760%, 06/07/17	71,250
33,725	County of Broward, Educational Facilities Authority, Nova Southeastern University Project, Series A, Rev., VRDO, LOC: Bank of America NA, 0.810%, 06/01/17	33,725
	County of Hillsborough,
17,753	0.880%, 06/08/17	17,753
13,000	0.950%, 07/06/17	13,000
30,000	0.960%, 06/22/17	30,000
42,000	County of Miami-Dade, Juvenile Courthouse Project, Series B, Rev., VRDO, LOC: TD Bank NA, 0.740%, 06/07/17	42,000
30,000	County of Miami-Dade, Water and Sewer System, 0.950%, 06/08/17	30,000
18,225	Florida Gulf Coast University Financing Corp., Housing Project, Series A, Rev., VRDO, LOC: BMO Harris Bank NA, 0.760%, 06/07/17	18,225
1,000	Florida Housing Finance Corp., Multi-Family Mortgage, Tuscany Lake Apartments, Series K-3, Rev., VRDO, FNMA, LOC: FNMA, 0.830%, 06/07/17	1,000
31,475	Florida Municipal Power Agency, All Requirements Power Supply Project, Series C, Rev., VRDO, LOC: Bank of America NA, 0.830%, 06/01/17	31,475
	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group,
21,110	Series A, Rev., VRDO, 0.760%, 06/07/17	21,110
34,200	Series I, Rev., VRDO, 0.750%, 06/07/17	34,200
49,100	Series I-2, Rev., VRDO, 0.750%, 06/07/17	49,100
31,475	Series I-4, Rev., VRDO, 0.760%, 06/07/17	31,475
21,925	JEA, Electric System, Series Three 2008B-2, Rev., VRDO, 0.770%, 06/07/17	21,925
200	JEA, Water and Sewer System, Series A-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.790%, 06/07/17	200
27,630	Orange County Health Facilities Authority, The Nemours Foundation Project, Series B, Rev., VRDO, LOC: Northern Trust Co., 0.770%, 06/07/17	27,630
21,420	Orange County School Board, Certificates of Participation, Series 2008C, COP, VRDO, LOC: Bank of America NA, 0.770%, 06/07/17	21,420
	Tender Option Bond Trust Receipts/CTFS,
14,900	Series 2015-XF0251, Rev., VRDO, LIQ: Bank of America NA, 0.820%, 06/07/17 (e)	14,900
16,575	Series 2016-XG0002, Rev., VRDO, LIQ: Bank of America NA, 0.820%, 06/07/17 (e)	16,575

		558,203

	Georgia — 1.2%
110,790	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., Project, Rev., VRDO, 0.780%, 06/07/17	110,790
2,450	Griffin-Spaulding County Development Authority, Industrial Development, Norcom, Inc. Project, Rev., VRDO, LOC: Bank of America NA, 0.900%, 06/07/17	2,450
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., VRDO, BHAC, FSA-CR, NATL-RE, LIQ: Citibank NA, 0.820%, 06/07/17	5,940
	Private Colleges & Universities Authority, Emory University,
500	Series B-1, Rev., VRDO, 0.770%, 06/07/17	500
43,295	Series C-1, Rev., VRDO, 0.750%, 06/07/17	43,295
22,000	Series C-5, Rev., VRDO, 0.750%, 06/07/17	22,000

		184,975

	Idaho — 0.1%
7,675	Coeur d’Alene Tribe, Rev., VRDO, LOC: Bank of America NA, 0.820%, 06/07/17	7,675
6,380	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.790%, 06/07/17	6,380

		14,055

	Illinois — 4.2%
4,300	City of Galesburg, Knox College Project, Series 1996, Rev., VRDO, LOC: PNC Bank NA, 0.770%, 06/07/17	4,300
23,956	County of Cook, Illinois, Catholic Theological Union Project, Series 2005, Rev., VRDO, LOC: U.S. Bank NA, 0.750%, 06/07/17	23,956

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Illinois — continued
10,000	County of Cook, Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LOC: FNMA, 0.830%, 06/07/17	10,000
1,040	County of Lake, A L Hansen Manufacturing Co. Project, Rev., VRDO, LOC: BMO Harris Bank NA, 0.830%, 06/07/17	1,040
6,215	Illinois Development Finance Authority, Evanston Northwestern Healthcare Corp., Series C, Rev., VRDO, 0.780%, 06/01/17	6,215
10,000	Illinois Development Finance Authority, Residential Rental, F.C. Harris Pavilion Project, Rev., VRDO, FHLMC, LOC: FHLMC, 0.840%, 06/07/17	10,000
6,200	Illinois Educational Facilities Authority, Adler Planetarium, Series 1997, Rev., VRDO, LOC: PNC Bank NA, 0.770%, 06/07/17	6,200
31,730	Illinois Finance Authority, Advocate Healthcare Network, Series C-2A, Rev., VRDO, 0.780%, 06/07/17	31,730
12,790	Illinois Finance Authority, Bradley University, Series B, Rev., VRDO, LOC: PNC Bank NA, 0.770%, 06/07/17	12,790
83,015	Illinois Finance Authority, Chicago Symphony Orchestra, Series 2008, Rev., VRDO, LOC: PNC Bank NA, 0.770%, 06/07/17	83,015
20,945	Illinois Finance Authority, Hospital Sisters Services, Inc., Series 2012-G, Rev., VRDO, LOC: Bank of Montreal, 0.770%, 06/07/17	20,945
	Illinois Finance Authority, Northwestern Memorial Hospital,
25,000	Series A-2, Rev., VRDO, 0.760%, 06/07/17	25,000
48,650	Series A-4, Rev., VRDO, 0.760%, 06/07/17	48,650
20,750	Illinois Finance Authority, OSF Healthcare System, Series B, Rev., VRDO, LOC: PNC Bank NA, 0.760%, 06/07/17	20,750
	Illinois Finance Authority, University of Chicago,
21,247	Series B, Rev., VRDO, 0.780%, 06/07/17	21,247
39,442	Series C, Rev., VRDO, 0.780%, 06/07/17	39,442
	Illinois Finance Authority, University of Chicago Medical Center,
27,000	Series D-1, Rev., VRDO, LOC: PNC Bank NA, 0.800%, 06/01/17	27,000
2,500	Series E-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.760%, 06/01/17	2,500
6,200	Illinois Housing Development Authority, Homeowner Mortgage, Series C-3, Rev., VRDO, AMT, 0.780%, 06/07/17	6,200
	Illinois State Toll Highway Authority,
20,000	Series A-1B, Rev., VRDO, LOC: Bank of America NA, 0.800%, 06/07/17	20,000
40,000	Series A-1B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.800%, 06/07/17	40,000
51,900	Series A-2A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.800%, 06/07/17	51,900
1,000	Series A-2B, Rev., VRDO, LOC: PNC Bank NA, 0.800%, 06/07/17	1,000
10,000	Series A-2C, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.800%, 06/07/17	10,000
21,300	Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services, LP Project, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.770%, 06/07/17	21,300
9,000	Joliet Regional Port District, Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.780%, 06/01/17	9,000
16,855	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Bank of America NA, 0.900%, 06/07/17 (e)	16,855
5,325	Regional Transportation Authority, Series SGC-55, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.810%, 06/07/17 (e)	5,325
39,870	Southwestern Illinois Development Authority, VRDO, 0.900%, 08/17/17	39,870
13,635	Tender Option Bond Trust Receipts/CTFS, Series 2016-XF0435, Rev., VRDO, LIQ: Bank of America NA, 0.820%, 06/07/17 (e)	13,635

		629,865

	Indiana — 2.3%
9,600	City of Madison, Economic Development, Arvin Sango, Inc. Project, Series 1987, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.900%, 06/07/17	9,600
9,100	City of Rockport, PCR, AEP Generating Co. Project, Series A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.780%, 06/07/17	9,100
	Indiana Finance Authority,
28,210	VRDO, 0.950%, 06/06/17	28,210
100,000	VRDO, 0.950%, 07/06/17	100,000
42,335	Indiana Finance Authority, Trinity Health Credit Group, Series D-1, Rev., VRDO, 0.760%, 06/07/17	42,335

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Indiana — continued
18,810	Indiana Health & Educational Facility Financing Authority, Community Hospital of Lagrange County, Inc. Project, Series A, Rev., VRDO, LOC: PNC Bank NA, 0.770%, 06/07/17	18,810
	Indiana Health Facility Financing Authority, Ascension Health,
26,700	Series A-2, Rev., VRDO, 0.760%, 06/07/17	26,700
36,600	Series E-6, Rev., VRDO, 0.760%, 06/07/17	36,600
	Indiana State Finance Authority Hospital, University Health Obligated Group,
21,535	Series C, Rev., VRDO, LOC: Northern Trust Co., 0.780%, 06/07/17	21,535
17,950	Series E, Rev., VRDO, LOC: Bank of America NA, 0.780%, 06/07/17	17,950
36,000	Indiana State Finance Authority, Midwestern Disaster Relief, Ohio Electric Corp. Project, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.780%, 06/07/17	36,000

		346,840

	Iowa — 0.6%
80,800	Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project, Rev., VRDO, 0.740%, 06/07/17	80,800
7,210	Iowa Finance Authority, Midwestern Disaster Area, Chrisbro III, Inc. Project, Series 2011, Rev., VRDO, LOC: Great Western Bank, 0.800%, 06/07/17	7,210

		88,010

	Kentucky — 0.8%
10,100	County of Carroll, Solid Waste Disposal, Colotex Corp. Project, Rev., VRDO, LOC: Bank of America NA, 0.790%, 06/07/17	10,100
32,000	County of Louisville & Jefferson, Metropolitan Government Norton Healthcare, Inc., Series 2013C, Rev., VRDO, LOC: PNC Bank NA, 0.770%, 06/07/17	32,000
11,525	Kentucky Economic Development Finance Authority, Hospital Facilitie, Saint Elizabeth Medical Center, Inc, Series B, Rev., VRDO, 0.750%, 06/07/17	11,525
20,000	Kentucky Higher Education Student Loan Corp., Series A-1, Rev., VRDO, LOC: State Street Bank & Trust, 0.750%, 06/07/17	20,000
3,500	Louisville & Jefferson County, Regional Airport Authority, Special Facilities, UPS Worldwide Forwarding, Inc. Project, Series A, Rev., VRDO, 0.820%, 06/01/17	3,500
42,600	Louisville Regional Airport Authority, Special Facilities, BT-OH, LLC Project, Series A, Rev., VRDO, 0.810%, 06/01/17	42,600

		119,725

	Louisiana — 0.6%
74,900	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Series A, Rev., VRDO, 0.780%, 06/01/17	74,900
7,240	State of Louisiana, Gas & Fuels Tax, Series 2016-XG0035, Rev., VRDO, LIQ: Citibank NA, 0.810%, 06/07/17 (e)	7,240

		82,140

	Maryland — 1.5%
25,000	County of Montgomery, Series B, 0.910%, 08/09/17	25,000
23,000	County of Montgomery, CHE Trinity Health Credit Group, Series MD, Rev., VRDO, 0.780%, 09/01/17	23,000
15,200	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, MonteVerde Apartments, Series E, Rev., VRDO, FHLMC, LOC: FHLMC, 0.790%, 06/07/17	15,200
11,700	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.760%, 06/07/17	11,700
45,215	Maryland Community Development Administration, Department of Housing & Community Development, Residential, Series D, Rev., VRDO, AMT, LOC: PNC Bank NA, 0.800%, 06/07/17	45,215
	Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program,
26,100	Series A, Rev., VRDO, LOC: TD Bank NA, 0.750%, 06/07/17	26,100
6,300	Series B, Rev., VRDO, LOC: TD Bank NA, 0.740%, 06/07/17	6,300
1,554	Series D, Rev., VRDO, LOC: Bank of America NA, 0.820%, 06/07/17	1,554
1,100	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series D, Rev., VRDO, LOC: TD Bank NA, 0.790%, 06/01/17	1,100

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Maryland — continued
31,735	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Issue, 0.930%, 07/05/17	31,735
28,130	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Series 2007, Rev., VRDO, 0.780%, 06/07/17	28,130
2,000	Montgomery County Housing Opportunities Commission, Oakfield Apartments, Rev., VRDO, AMT, FNMA, LOC: FNMA, 0.760%, 06/07/17	2,000

		217,034

	Massachusetts — 3.6%
69,000	Commonwealth of Massachusetts, Series C, GO, RAN, 2.000%, 06/26/17	69,052
37,550	Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series A, GO, VRDO, 0.750%, 06/07/17	37,550
	Massachusetts Department of Transportation, Metropolitan Highway System, Subordinated, Commonwealth Contract Assistance Secured,
28,775	Series A-1, Rev., VRDO, 0.740%, 06/07/17	28,775
74,345	Series A-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.760%, 06/07/17	74,345
14,800	Massachusetts Health & Educational Facilities Authority, Childern’s Hospital, Series N-4, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.780%, 06/01/17	14,800
9,350	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts, Series A-1, Rev., VRDO, 0.790%, 06/01/17	9,350
	Massachusetts Health & Educational Facilities Authority, Partners Healthcare System,
15,675	Series F3, Rev., VRDO, LOC: TD Bank NA, 0.750%, 06/07/17	15,675
29,700	Series I-2, Rev., VRDO, 0.760%, 06/07/17	29,700
26,000	Massachusetts Port Authority, Series B, Rev., AMT, 0.980%, 10/03/17	26,000
	Massachusetts School Building Authority,
39,375	Series A, 0.770%, 06/01/17	39,375
19,000	Series A, 0.850%, 07/05/17	19,000
26,250	Series A, 0.930%, 06/02/17	26,250
39,375	Series A, 0.930%, 07/03/17	39,375
2,000	Massachusetts State Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Bank of America NA, 0.860%, 06/07/17	2,000
24,200	Massachusetts State Health & Educational Facilities Authority, Amherst College, Series J-1, Rev., VRDO, 0.740%, 06/07/17	24,200
	Massachusetts State Health & Educational Facilities Authority, Capital Asset Program,
22,975	Series M-2, Rev., VRDO, LOC: Bank of America NA, 0.810%, 06/07/17	22,975
2,300	Series M-4A, Rev., VRDO, LOC: Bank of America NA, 0.810%, 06/07/17	2,300
	Massachusetts Water Resources Authority,
22,000	Series A-3, Rev., VRDO, 0.760%, 06/07/17	22,000
17,365	Series F, Rev., VRDO, 0.750%, 06/07/17	17,365
19,305	University of Massachusetts Building Authority, Series 1, Rev., VRDO, 0.780%, 06/07/17	19,305

		539,392

	Michigan — 3.1%
23,220	Board of Trustees of the University of Michigan State, Series F, 0.930%, 06/02/17	23,220
1,485	Kent Hospital Finance Authority, Spectrum Health System, Series C, Rev., VRDO, LOC: Bank of New York Mellon, 0.760%, 06/07/17	1,485
104,650	Michigan State Building Authority, 0.980%, 07/20/17	104,650
	Michigan State Hospital Finance Authority,
39,875	Series C, Rev., VRDO, 0.850%, 07/06/17	39,875
56,735	Series C, Rev., VRDO, 0.860%, 06/02/17	56,735
28,000	Series C, Rev., VRDO, 0.920%, 07/03/17	28,000
28,000	Series C, Rev., VRDO, 0.930%, 07/03/17	28,000
86,210	Series C, Rev., VRDO, 0.950%, 06/02/17	86,210
26,775	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 0.820%, 06/07/17	26,775
	Regents of the University of Michigan,
19,000	Series B, VRDO, 0.850%, 06/02/17	19,000
35,000	Series B, VRDO, 0.850%, 07/06/17	35,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Michigan — continued
11,580	Tender Option Bond Trust Receipts/CTFS, Series 2016-XF0394, Rev., VRDO, LIQ: Bank of America NA, 0.840%, 06/07/17 (e)	11,580

		460,530

	Minnesota — 2.9%
	City of Rochester, Health Care Facilities, Mayo Clinic,
17,000	VRDO, 0.900%, 08/15/17	17,000
33,000	0.920%, 08/16/17	33,000
75,000	VRDO, 0.960%, 06/02/17	75,000
22,000	Series B, Rev., VRDO, 0.760%, 06/07/17	22,000
	Jacksonville Health Care Authority,
35,000	0.920%, 08/16/17	35,000
50,000	VRDO, 0.940%, 06/08/17	50,000
7,930	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.760%, 06/07/17	7,930
	Minneapolis & St Paul Housing & Redevelopment Authority, Health Care System, Allina Health System,
43,400	Series C-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.770%, 06/07/17	43,400
37,320	Series C-2, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.760%, 06/07/17	37,320
5,780	Minnesota Housing Finance Agency, Residential Housing Finance, Series S, Rev., VRDO, AMT, 0.810%, 06/07/17	5,780
24,990	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-19, Rev., VRDO, LIQ: Royal Bank of Canada, 0.800%, 06/07/17 (e)	24,990
	Regents of the University of Minnesota,
27,000	Series A, 0.850%, 07/07/17	27,000
9,000	Series A, 0.940%, 07/03/17	9,000
23,410	Series A, 0.950%, 06/02/17	23,410
17,590	Series A, 0.960%, 08/02/17	17,590

		428,420

	Mississippi — 3.9%
79,420	County of Jackson, Port Facility, Chevron USA, Inc. Project, Rev., VRDO, 0.780%, 06/01/17	79,420
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
430	Series A, Rev., VRDO, 0.780%, 06/01/17	430
39,060	Series A, Rev., VRDO, 0.780%, 06/01/17	39,060
93,075	Series A, Rev., VRDO, 0.790%, 06/01/17	93,075
250	Series B, Rev., VRDO, 0.800%, 06/01/17	250
10,000	Series C, Rev., VRDO, 0.730%, 06/07/17	10,000
10,850	Series C, Rev., VRDO, 0.780%, 06/01/17	10,850
600	Series C, Rev., VRDO, 0.780%, 06/01/17	600
27,400	Series D, Rev., VRDO, 0.790%, 06/01/17	27,400
50,000	Series D, Rev., VRDO, 0.790%, 06/01/17	50,000
41,050	Series E, Rev., VRDO, 0.800%, 06/01/17	41,050
10,125	Series F, Rev., VRDO, 0.750%, 06/07/17	10,125
23,700	Series F, Rev., VRDO, 0.790%, 06/01/17	23,700
9,750	Series G, Rev., VRDO, 0.780%, 06/01/17	9,750
25,935	Series G, Rev., VRDO, 0.780%, 06/01/17	25,935
35,990	Series H, Rev., VRDO, 0.800%, 06/01/17	35,990
20,450	Series J, Rev., VRDO, 0.790%, 06/01/17	20,450
32,550	Series K, Rev., VRDO, 0.800%, 06/01/17	32,550
21,650	Series L, Rev., VRDO, 0.800%, 06/01/17	21,650
38,900	Mississippi Development Bank Special Obligation, Harrison County Coliseum, Series B, Rev., VRDO, LOC: Bank of America NA, 0.790%, 06/07/17	38,900
9,430	Mississippi Hospital Equipment & Facilities Authority, North Mississippi Health Services, Rev., VRDO, 0.750%, 06/07/17	9,430

		580,615

	Missouri — 2.9%
59,075	City of Kansas, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.780%, 06/07/17	59,075
	Curators of University of Missouri,
25,000	Series A, 0.930%, 06/15/17	25,000
30,000	Series A, 0.980%, 07/05/17	30,000
500	Kansas City IDA, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America NA, 0.990%, 06/07/17	500
21,805	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.800%, 06/01/17	21,805

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Missouri — continued
	Missouri State Health & Educational Facilities Authority,
50,000	Series B, VRDO, 0.940%, 06/05/17	50,000
20,000	Series C, VRDO, 0.770%, 06/07/17	20,000
25,000	Series D, VRDO, 0.920%, 07/11/17	25,000
50,000	Series E, VRDO, 0.920%, 07/11/17	50,000
57,900	Missouri State Health & Educational Facilities Authority, BJC Health System, Series D, Rev., VRDO, 0.750%, 06/07/17	57,900
200	Missouri State Health & Educational Facilities Authority, Educational Facilities, Washington University, Series D, Rev., VRDO, 0.760%, 06/01/17	200
	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care,
43,600	Series F, Rev., VRDO, 0.760%, 06/07/17	43,600
49,000	Series G, Rev., VRDO, 0.760%, 06/07/17	49,000

		432,080

	Nebraska — 0.7%
28,010	County of Lancaster, Hospital Authority No. 1, BryanLGH Medical Center, Series B-2, Rev., VRDO, LOC: U.S. Bank NA, 0.770%, 06/07/17	28,010
	Lincoln Nebraska Electric System,
40,000	Series 1995, 0.890%, 07/19/17	40,000
32,750	Series 1995, 0.940%, 07/10/17	32,750

		100,760

	Nevada — 2.0%
19,775	City of Carson, Carson-Tahoe Hospital Project, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.770%, 06/07/17	19,775
6,965	Clark County, Nevada Airport System, Series B-2, Rev., VRDO, AMT, LOC: Royal Bank of Canada, 0.780%, 06/07/17	6,965
10,000	Clark County, Nevada Airport System, Sub Lien, Series C-3, Rev., VRDO, AMT, LOC: Sumitomo Mitsui Banking Corp., 0.790%, 06/07/17	10,000
40,105	County of Clark, Airport, Series A, GO, VRDO, AMT, 0.790%, 06/07/17	40,105
25,000	County of Clark, Passenger Facility Charge, Mccarran International Airport, Series F-2, Rev., VRDO, LOC: MUFG Union Bank NA, 0.770%, 06/07/17	25,000
	Las Vegas Valley Water District,
100,000	0.950%, 06/02/17	100,000
50,000	0.960%, 07/03/17	50,000
	Nevada Housing Division, Multi-Unit Housing,
8,350	Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.830%, 06/07/17	8,350
13,900	Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.930%, 06/07/17	13,900
2,780	Series M, Rev., VRDO, LOC: U.S. Bank NA, 0.820%, 06/07/17	2,780
3,300	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.820%, 06/07/17	3,300
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.820%, 06/07/17	12,710

		292,885

	New Jersey — 0.1%
10,075	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series I, Rev., VRDO, AMT, 0.760%, 06/07/17	10,075

	New Mexico — 0.3%
22,275	New Mexico Hospital Equipment Loan Council, Hospital System, Presbyterian Healthcare Services, Series C, Rev., VRDO, 0.780%, 06/07/17	22,275
15,450	University of New Mexico, Subordinate Lien System, Series B, Rev., VRDO, 0.740%, 06/07/17	15,450

		37,725

	New York — 22.1%
5,110	Cheektowaga-Sloan Union Free School District, GO, TAN, 1.500%, 07/21/17	5,114
	City of New York, Fiscal Year 2004,
17,850	Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.840%, 06/07/17	17,850
1,325	Subseries H-4, GO, VRDO, LOC: Bank of New York Mellon, 0.820%, 06/01/17	1,325
	City of New York, Fiscal Year 2006,
17,480	Series E, Subseries E-2, GO, VRDO, LOC: Bank of America NA, 0.790%, 06/01/17	17,480
36,400	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.770%, 06/07/17	36,400
38,700	Series I, Subseries I-5, GO, VRDO, LOC: Bank of New York Mellon, 0.820%, 06/01/17	38,700
18,295	Series I, Subseries I-8, GO, VRDO, 0.830%, 06/01/17	18,295

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
	City of New York, Fiscal Year 2008,
37,700	Series D, Subseries D-4, GO, VRDO, 0.770%, 06/07/17	37,700
61,735	Series J, Subseries J-10, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.770%, 06/07/17	61,735
24,700	Subseries D-3, GO, VRDO, 0.780%, 06/07/17	24,700
25,180	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.850%, 06/01/17	25,180
450	Subseries L-5, GO, VRDO, 0.790%, 06/01/17	450
41,300	City of New York, Fiscal Year 2009, Series B, Subseries B-3, GO, VRDO, LOC: TD Bank NA, 0.730%, 06/07/17	41,300
	City of New York, Fiscal Year 2012,
630	Series A, Subseries A-5, GO, VRDO, LOC: Royal Bank of Canada, 0.790%, 06/01/17	630
2,800	Series D, Subseries D-3B, GO, VRDO, LOC: Royal Bank of Canada, 0.790%, 06/01/17	2,800
24,000	Series G, Subseries G-3, GO, VRDO, LOC: Citibank NA, 0.750%, 06/07/17	24,000
37,600	Series G, Subseries G-6, GO, VRDO, LOC: Mizuho Corporate Bank, 0.820%, 06/01/17	37,600
	City of New York, Fiscal Year 2013,
42,770	Series A, Subseries A-2, GO, VRDO, LOC: Mizuho Corporate Bank, 0.820%, 06/01/17	42,770
21,150	Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Corporate Bank, 0.820%, 06/01/17	21,150
12,750	Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Bank Ltd., 0.760%, 06/07/17	12,750
30,000	Series F, Subseries F-3, GO, VRDO, LIQ: Bank of America NA, 0.790%, 06/01/17	30,000
	City of New York, Fiscal Year 2014,
18,100	Series D, Subseries D-4, GO, VRDO, LOC: TD Bank NA, 0.790%, 06/01/17	18,100
44,350	Series D, Subseries D-5, GO, VRDO, LOC: PNC Bank NA, 0.770%, 06/07/17	44,350
3,450	City of New York, Fiscal Year 2015, Series F, Subseries F-7, GO, VRDO, LOC: Royal Bank of Canada, 0.790%, 06/01/17	3,450
58,930	County of Erie, GO, RAN, 2.000%, 06/30/17	58,979
50,000	County of Nassau, Series B, GO, TAN, 3.000%, 09/15/17	50,230
	Metropolitan Transportation Authority,
78,850	Series D, Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.760%, 06/07/17	78,850
19,800	Series E, Subseries E-3, Rev., VRDO, LOC: Bank of Montreal, 0.790%, 06/07/17	19,800
8,080	Subseries E-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.760%, 06/07/17	8,080
59,770	Subseries E-3, Rev., VRDO, LOC: Citibank NA, 0.750%, 06/07/17	59,770
10,000	Subseries G-2, Rev., VRDO, LOC: TD Bank NA, 0.750%, 06/07/17	10,000
	Metropolitan Transportation Authority, Dedicated Tax Fund,
595	Series A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.790%, 06/01/17	595
51,730	Series A-2, Rev., BAN, 4.000%, 06/01/17	51,730
47,500	Subseries B-1, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.780%, 06/07/17	47,500
	Nassau County Interim Finance Authority, A Public Benefit Corp. of the State of New York, Sales Tax Secured,
37,375	Series 2008C, Rev., VRDO, 0.750%, 06/07/17	37,375
45,045	Series B, Rev., VRDO, 0.770%, 06/07/17	45,045
	Nassau Health Care Corp., Nassau County Guaranteed,
10,480	Subseries B-1, Rev., VRDO, LOC: TD Bank NA, 0.740%, 06/07/17	10,480
14,750	Subseries B-2, Rev., VRDO, LOC: TD Bank NA, 0.770%, 06/07/17	14,750
	New York City Health & Hospital Corp., Health System,
8,750	Series B, Rev., VRDO, LOC: TD Bank NA, 0.780%, 06/07/17	8,750
36,100	Series C, Rev., VRDO, LOC: TD Bank NA, 0.730%, 06/07/17	36,100
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.760%, 06/07/17	4,760
2,800	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.740%, 06/07/17	2,800

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
7,255	New York City Housing Development Corp., Multi-Family Mortgage, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America NA, 0.790%, 06/07/17	7,255
13,600	New York City Housing Development Corp., Multi-Family Mortgage, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.760%, 06/07/17	13,600
43,050	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.740%, 06/07/17	43,050
10,630	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.770%, 06/07/17	10,630
	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008,
64,400	Subseries B-1A, Rev., VRDO, 0.790%, 06/07/17	64,400
23,805	Subseries B-4, Rev., VRDO, 0.780%, 06/07/17	23,805
450	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012, Subseries B-2, Rev., VRDO, 0.790%, 06/01/17	450
66,935	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2001, Subseries F-1, Rev., VRDO, 0.820%, 06/01/17	66,935
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008,
29,350	Subseries BB-1, Rev., VRDO, 0.730%, 06/07/17	29,350
29,350	Subseries BB-2, Rev., VRDO, 0.790%, 06/01/17	29,350
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009,
31,100	Subseries BB-1, Rev., VRDO, 0.810%, 06/01/17	31,100
50,000	Subseries BB-2, Rev., VRDO, 0.800%, 06/01/17	50,000
29,850	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Subseries DD-1, Rev., VRDO, 0.790%, 06/01/17	29,850
37,700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013, Subseries AA-2, Rev., VRDO, 0.790%, 06/07/17	37,700
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014,
18,500	Series AA, Subseries AA-5, Rev., VRDO, 0.820%, 06/01/17	18,500
100	Series DD, Subseries DD-3A, Rev., VRDO, 0.790%, 06/01/17	100
19,300	Subseries AA-4, Rev., VRDO, 0.830%, 06/01/17	19,300
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
42,800	Series BB-2, Rev., VRDO, 0.800%, 06/01/17	42,800
42,350	Series BB-3, Rev., VRDO, 0.760%, 06/07/17	42,350
86,350	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2016, Series AA-2, Rev., VRDO, 0.820%, 06/01/17	86,350
37,500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2017, Subseries BB-3, Rev., VRDO, 0.760%, 06/07/17	37,500
66,200	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 1999, Series A-1, Rev., VRDO, 0.750%, 06/07/17	66,200
50,510	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001, Series C, Rev., VRDO, 0.770%, 06/07/17	50,510
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
42,090	Subseries A-4, Rev., VRDO, 0.790%, 06/01/17	42,090
29,850	Subseries C4, Rev., VRDO, 0.790%, 06/01/17	29,850
2,650	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Series A, Subseries A-4, Rev., VRDO, 0.790%, 06/01/17	2,650
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
62,500	Subseries D-3, Rev., VRDO, 0.820%, 06/01/17	62,500

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
58,550	Subseries D-4, Rev., VRDO, 0.820%, 06/01/17	58,550
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015,
71,365	Subseries A-3, Rev., VRDO, 0.820%, 06/01/17	71,365
650	Subseries A-4, Rev., VRDO, 0.790%, 06/01/17	650
8,500	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016, Subseries A-4, Rev., VRDO, 0.790%, 06/01/17	8,500
	New York City Transitional Finance Authority, New York City Recovery,
2,070	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.760%, 06/07/17	2,070
17,425	Series 3, Subseries 3-G, Rev., VRDO, 0.760%, 06/07/17	17,425
13,010	Subseries 2-F, Rev., VRDO, LIQ: Sumitomo Mitsui Banking, 0.750%, 06/07/17	13,010
	New York City Transitional Finance Authority, Recovery Bonds,
9,695	Series 1, Subseries 1D, Rev., VRDO, 0.820%, 06/01/17	9,695
1,595	Series 3, Subseries 3F, Rev., VRDO, 0.790%, 06/01/17	1,595
13,785	New York City Trust for Cultural Resources, American Museum of Natural History, Series B3, Rev., VRDO, 0.750%, 06/07/17	13,785
3,160	New York Liberty Development Corp., Series 2015-XF2146, Rev., VRDO, LIQ: Citibank NA, 0.810%, 06/07/17 (e)	3,160
	New York State Dormitory Authority,
7,400	Series 2016-XF2282, Rev., VRDO, LIQ: Citibank NA, 0.810%, 06/07/17 (e)	7,400
50,000	Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.800%, 06/07/17	50,000
44,700	New York State Dormitory Authority, City University System, CONS Fifth General Resolution, Series D, Rev., VRDO, LOC: TD Bank NA, 0.750%, 06/07/17	44,700
69,525	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.780%, 06/07/17	69,525
23,585	New York State Dormitory Authority, St. John’s University, Series B-1, Rev., VRDO, LOC: Bank of America NA, 0.760%, 06/07/17	23,585
	New York State Energy Research & Development Authority, Consolidated Edison Co. of New York, Inc. Project,
17,800	Series A, Subseries A-4, Rev., VRDO, LOC: Bank of Nova Scotia, 0.760%, 06/07/17	17,800
12,700	Series C, Subseries C-1, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.770%, 06/07/17	12,700
	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project,
35,100	Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.750%, 06/07/17	35,100
19,920	Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.770%, 06/07/17	19,920
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.740%, 06/07/17	2,755
83,000	New York State Housing Finance Agency, 188 Ludlow Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.770%, 06/07/17	83,000
23,250	New York State Housing Finance Agency, 222 East 44th Street Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.830%, 06/07/17	23,250
35,000	New York State Housing Finance Agency, 250 West 93rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.800%, 06/07/17	35,000
	New York State Housing Finance Agency, 350 West 43rd Street Housing,
23,000	Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.840%, 06/01/17	23,000
44,500	Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.840%, 06/01/17	44,500
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.770%, 06/07/17	3,200
58,310	New York State Housing Finance Agency, 505 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.850%, 06/01/17	58,310
21,500	New York State Housing Finance Agency, 555 Tenth Avenue Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.770%, 06/07/17	21,500
25,180	New York State Housing Finance Agency, 606 West 57th Street Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.760%, 06/07/17	25,180

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
5,500	New York State Housing Finance Agency, 625 West 57th Street, Series A-1, Rev., VRDO, LOC: Bank of New York Mellon, 0.760%, 06/07/17	5,500
102,685	New York State Housing Finance Agency, 8 East 120nd Street Housing, Series A, Rev., VRDO, LOC: TD Bank NA, 0.730%, 06/07/17	102,685
50,000	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.760%, 06/07/17	50,000
9,550	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.770%, 06/07/17	9,550
3,900	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.760%, 06/07/17	3,900
42,750	New York State Housing Finance Agency, Manhattan West Residential Housing, Series A, Rev., VRDO, LOC: Bank of China, 0.850%, 06/07/17	42,750
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.750%, 06/07/17	7,050
3,000	New York State Housing Finance Agency, Riverside Center 2 Housing, Subseries A-2, Rev., VRDO, LOC: Bank of America NA, 0.770%, 06/07/17	3,000
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.780%, 06/07/17	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.770%, 06/07/17	11,300
50,065	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.760%, 06/07/17	50,065
1,800	New York State Housing Finance Agency, Tribeca Landing, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.770%, 06/07/17	1,800
2,100	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.770%, 06/07/17	2,100
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.770%, 06/07/17	100
3,400	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.770%, 06/07/17	3,400
11,250	Tender Option Bond Trust Receipts/CTFS, Series 2016-XG0018, Rev., VRDO, LIQ: Bank of America NA, 0.870%, 06/07/17 (e)	11,250
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
435	Series A, Rev., VRDO, LOC: TD Bank NA, 0.740%, 06/07/17	435
45,830	Series B, Rev., VRDO, LOC: State Street Bank & Trust, 0.730%, 06/07/17	45,830
54,845	Series B, Subseries B-1, Rev., VRDO, LOC: PNC Bank NA, 0.770%, 06/07/17	54,845
27,650	Series C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.770%, 06/07/17	27,650

		3,287,718

	North Carolina — 3.2%
25,515	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.760%, 06/07/17	25,515
49,405	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.750%, 06/07/17	49,405
	City of Charlotte, Charlotte Douglas International Airport,
13,205	Series B, Rev., VRDO, LOC: Bank of America NA, 0.770%, 06/07/17	13,205
6,925	Series C, Rev., VRDO, LOC: Bank of America NA, 0.760%, 06/07/17	6,925
7,675	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.770%, 06/07/17	7,675
19,580	City of Greensboro, Combined Enterprise System, Series A, Rev., VRDO, 0.770%, 06/07/17	19,580
5,230	City of Raleigh, Combined Enterprise System, Series B, Rev., VRDO, 0.720%, 06/07/17	5,230
	City of Raleigh, Downtown Improvement Projects,
40,900	Series A, COP, VRDO, 0.780%, 06/07/17	40,900
61,715	Series B-1, COP, VRDO, 0.780%, 06/07/17	61,715
40,355	Series B-2, COP, VRDO, 0.770%, 06/07/17	40,355
8,125	City of Raleigh, Enterprise System, Series A, Rev., VRDO, 0.720%, 06/07/17	8,125
18,380	Durham County Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, Series 2007, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.780%, 06/07/17	18,380

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	North Carolina — continued
	Forsyth County,
6,135	Series A, GO, VRDO, 0.760%, 06/07/17	6,135
6,000	Series B, GO, VRDO, 0.760%, 06/07/17	6,000
14,600	Series B, GO, VRDO, 0.760%, 06/07/17	14,600
15,600	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.760%, 06/07/17	15,600
14,960	North Carolina Medical Care Commission, Health Care Facilities, WakeMed, Series C, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.750%, 06/07/17	14,960
24,655	North Carolina Medical Care Commission, Moses Cone Health System, Series A, Rev., VRDO, 0.750%, 06/07/17	24,655
36,875	North Carolina State University at Raleigh, Board of Governors, Series B, Rev., VRDO, 0.770%, 06/07/17	36,875
14,900	Orange Water & Sewer Authority, Series B, Rev., VRDO, 0.760%, 06/07/17	14,900
	University of North Carolina, University Hospital at Chapel Hill,
12,500	Series A, Rev., VRDO, 0.750%, 06/07/17	12,500
5,250	Series A, Rev., VRDO, 0.760%, 06/01/17	5,250
19,190	Series B, Rev., VRDO, 0.740%, 06/07/17	19,190
565	Series B, Rev., VRDO, 0.760%, 06/01/17	565

		468,240

	Ohio — 1.0%
400	City of Blue Ash, Economic Development, Ursuline Academy of Cincinnati Project, Series 2008, Rev., VRDO, LOC: PNC Bank NA, 0.780%, 06/07/17	400
9,475	County of Cuyahoga, Civic Facilities, Rev., VRDO, LOC: PNC Bank NA, 0.770%, 06/07/17	9,475
23,505	County of Cuyahoga, Ohio, Hospital Facilities, Sisters of Charity Health System, Series 2000, Rev., VRDO, LOC: PNC Bank NA, 0.770%, 06/07/17	23,505
10,000	County of Franklin, CHE Trinity Health Credit Group,, Rev., VRDO, 0.780%, 06/07/17	10,000
	Ohio State University (The), General Receipts,
500	Rev., VRDO, 0.740%, 06/07/17	500
16,900	Rev., VRDO, 0.750%, 06/07/17	16,900
45,000	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Series 2016 A, Rev., VRDO, LIQ: BMO Harris Bank NA, 0.810%, 06/07/17	45,000
16,825	State of Ohio, Hospital, Cleveland Clinic Health System Obligated Group,, Series 2013B, Rev., VRDO, 0.760%, 06/01/17	16,825
	State of Ohio, Infrastructure Improvement,
18,150	Series A, GO, VRDO, 0.790%, 06/07/17	18,150
10,495	Series B, GO, VRDO, 0.790%, 06/07/17	10,495

		151,250

	Oregon — 0.1%
15,450	Clackamas County Hospital Facility Authority, Legacy Health System, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.740%, 06/07/17	15,450
3,635	State of Oregon, Facilities Authority, PeaceHealth, Series B, Rev., VRDO, LOC: U.S. Bank NA, 0.780%, 06/07/17	3,635

		19,085

	Pennsylvania — 2.5%
	Bucks County IDA, Grand View Hospital,
10,835	Series A, Rev., VRDO, LOC: TD Bank NA, 0.750%, 06/07/17	10,835
7,000	Series B, Rev., VRDO, LOC: PNC Bank NA, 0.770%, 06/07/17	7,000
19,115	Butler County General Authority, Series SGC-58, Class A, Rev., VRDO, LIQ: Societe Generale, 0.810%, 06/07/17 (e)	19,115
8,570	Butler County General Authority, North Allegheny School District Project, Series B, Rev., VRDO, 0.770%, 06/07/17	8,570
	City of Philadelphia, Gas Works, 1998 General Ordinance, Eight,
18,115	Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.760%, 06/07/17	18,115
12,900	Series D, Rev., VRDO, LOC: Royal Bank of Canada, 0.770%, 06/07/17	12,900
33,775	County of Allegheny, Series C, GO, VRDO, LOC: PNC Bank NA, 0.770%, 06/07/17	33,775
13,400	County of Montour, Geisinger Authority, Health System, Geisinger Health System, Rev., VRDO, 0.750%, 06/01/17	13,400
16,295	Delaware Valley Regional Finance Authority, Local Government, Class A, Rev., VRDO, LIQ: Societe Generale, 0.810%, 06/07/17 (e)	16,295

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Pennsylvania — continued
27,350	Fayette County Hospital Authority, Regional Health System, Series A, Rev., VRDO, LOC: PNC Bank NA, 0.770%, 06/07/17	27,350
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,810	Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.800%, 06/07/17	4,810
2,405	Series A-T2, Rev., VRDO, FNMA, LOC: FNMA, 0.800%, 06/07/17	2,405
17,080	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.800%, 06/07/17	17,080
44,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities, PSEG Power LLC Project, Series 2007, Rev., VRDO, AMT, LOC: TD Bank NA, 0.740%, 06/07/17	44,500
12,690	Pennsylvania Housing Finance Agency, Building Development, Rev., VRDO, 0.780%, 06/07/17	12,690
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
10,600	Series 2005-88B, Rev., VRDO, AMT, 0.780%, 06/07/17	10,600
26,330	Series 2005-89, Rev., VRDO, AMT, 0.810%, 06/07/17	26,330
10,615	Series 2006-94B, Rev., VRDO, AMT, 0.780%, 06/07/17	10,615
5,760	Series 2007-99C, Rev., VRDO, AMT, 0.780%, 06/07/17	5,760
28,305	Philadelphia Authority, Industrial Development Multi-Modal Lease, Series B-3, Rev., VRDO, LOC: PNC Bank NA, 0.770%, 06/07/17	28,305
46,245	Pittsburgh Water & Sewer Authority, Series B-2, Rev., VRDO, LOC: PNC Bank NA, 0.770%, 06/07/17	46,245

		376,695

	Rhode Island — 0.5%
1,640	Rhode Island Health & Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC: Bank of America NA, 0.900%, 06/07/17	1,640
33,130	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Roger Williams University Issue, Series 2008 B, Rev., VRDO, LOC: U.S. Bank NA, 0.760%, 06/07/17	33,130
7,045	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue, Series 2008 B, Rev., VRDO, LOC: TD Bank NA, 0.740%, 06/07/17	7,045
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.830%, 06/07/17	7,000
24,600	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.830%, 06/07/17	24,600
450	Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.760%, 06/01/17	450

		73,865

	South Carolina — 0.1%
10,000	City of Columbia, Waterworks & Sewer System, Series 2009, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.780%, 06/07/17	10,000
5,325	City of North Charleston, Public Facilities Convention, Convention Center Project, COP, VRDO, LOC: Bank of America NA, 0.780%, 06/07/17	5,325
200	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America NA, 1.000%, 06/07/17	200

		15,525

	South Dakota — 0.3%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
11,700	Series F, Rev., VRDO, AMT, 0.780%, 06/07/17	11,700
28,460	Series I, Rev., VRDO, AMT, 0.790%, 06/07/17 (w)	28,460

		40,160

	Tennessee — 0.6%
8,075	City of Johnson, Health and Educational Facilities Board, Series A, Rev., VRDO, LOC: U.S. Bank NA, 0.760%, 06/07/17	8,075
	Metropolitan Government of Nashville & Davidson County, Water & Sewer,
25,000	0.980%, 08/03/17	25,000
57,500	1.030%, 06/07/17	57,500

		90,575

	Texas — 6.1%
9,000	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LOC: FNMA, 0.800%, 06/07/17	9,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Texas — continued
44,775	City of Austin, Airport System, Subseries 2005-4, Rev., VRDO, AMT, AGM, LOC: Sumitomo Mitsui Banking Corp., 0.800%, 06/07/17	44,775
	City of Houston, Combined Utility System, First Lien,
21,000	Series 2004B-2, Rev., VRDO, LOC: Citibank NA, 0.780%, 06/07/17	21,000
10,600	Series 2004B-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.780%, 06/07/17	10,600
41,700	Series 2004B-4, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.780%, 06/07/17	41,700
24,225	County of Harris, Series SGC-31, Class A, Rev., VRDO, LOC: Societe Generale, 0.810%, 06/07/17	24,225
10,600	County of Jefferson, Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.860%, 06/07/17	10,600
28,800	County of Jefferson, Port of Port Arthur Navigation District, PCR, Texaco, Inc. Project, Series 1994, Rev., VRDO, 0.790%, 06/01/17	28,800
12,000	Gulf Coast Waste Disposal Authority, Environmental Facilities, American Acryl LP Project, Series 2003, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.840%, 06/07/17	12,000
	Gulf Coast Waste Disposal Authority, Environmental Facilities, ExxonMobil Project,
9,385	Series 2003, Rev., VRDO, 0.780%, 06/01/17	9,385
25,000	Series A, Rev., VRDO, 0.780%, 06/01/17	25,000
	Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System,
24,690	Rev., VRDO, 0.780%, 06/07/17	24,690
18,500	Series D, Rev., VRDO, 0.760%, 06/07/17	18,500
10,100	Harris County Industrial Development Corp., Pollution Control, Series B, Rev., VRDO, 0.780%, 06/01/17	10,100
10,450	Harris County Industrial Development Corp., Pollution Control, Exxon Project, Series 1987, Rev., VRDO, 0.780%, 06/01/17	10,450
26,350	Lower Neches Valley Authority Industrial Development Corp., Exempt Facilities, Mobil Oil Corp. Project, Series 2010, Rev., VRDO, 0.760%, 06/01/17	26,350
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
10,050	Series A, Rev., VRDO, 0.760%, 06/01/17	10,050
1,300	Series A-2, Rev., VRDO, 0.760%, 06/01/17	1,300
100	Subseries A-3, Rev., VRDO, 0.760%, 06/01/17	100
43,500	Subseries B, Rev., VRDO, 0.780%, 06/01/17	43,500
15,200	Subseries B-2, Rev., VRDO, 0.780%, 06/01/17	15,200
6,750	North Texas Tollway Authority, Series 2016-XG0036, Rev., VRDO, LIQ: Citibank NA, 0.810%, 06/07/17 (e)	6,750
84,705	San Antonio Water System, 0.940%, 06/01/17	84,705
64,625	State of Texas, Series 2016, GO, VRDO, 0.770%, 06/07/17	64,625
4,320	SunAmerica Taxable Trust, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.840%, 06/07/17	4,320
	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System,
18,500	Series 2012-B, Rev., VRDO, 0.750%, 06/07/17	18,500
55,250	Series A, Rev., VRDO, 0.750%, 06/07/17	55,250
	Tender Option Bond Trust Receipts/CTFS,
9,335	Series 2015-XM0071, Rev., VRDO, AGM, LIQ: Bank of America NA, 0.850%, 06/07/17 (e)	9,335
9,495	Series 2016-XF2321, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.810%, 06/07/17 (e)	9,495
740	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments Project, Series A-1, Rev., VRDO, FHLMC, LOC: FHLMC, 0.830%, 06/07/17	740
40,030	Texas Public Finance Authority, 0.860%, 06/05/17	40,030
	University of Texas System,
25,000	0.850%, 07/06/17	25,000
10,000	0.850%, 07/11/17	10,000
14,419	0.920%, 08/16/17	14,419
25,000	0.940%, 06/02/17	25,000
25,000	0.940%, 06/08/17	25,000
25,000	0.960%, 06/16/17	25,000
25,000	0.960%, 06/16/17	25,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Texas — continued
50,000	University of Texas System, Board of Regents, Permanent University Fund, Series A, Rev., VRDO, 0.730%, 06/07/17	50,000
15,100	University of Texas, Financing System, Series B, Rev., VRDO, 0.730%, 06/07/17	15,100

		905,594

	Utah — 1.2%
23,700	Central Utah Water Conservancy District, Series A, Rev., VRDO, 0.800%, 06/07/17	23,700
4,500	City of Murray,IHC Health Services , Inc., Series D, Rev., VRDO, 0.760%, 06/01/17	4,500
	County of Utah Hospital, IHC Health Services,
22,150	Series B, Rev., VRDO, 0.740%, 06/07/17	22,150
7,925	Series B, Rev., VRDO, 0.760%, 06/07/17	7,925
27,500	Series C, Rev., VRDO, 0.740%, 06/07/17	27,500
40,000	Series C, Rev., VRDO, 0.770%, 06/07/17	40,000
32,500	County of Utah Hospital, IHC Health Services, Inc., Series D, Rev., VRDO, 0.740%, 06/07/17	32,500
8,200	Utah County, Utah Hospital, IHC Health Services, Inc., Series C, Rev., VRDO, 0.760%, 06/07/17	8,200
	Utah Housing Finance Agency, Single Family Mortgage,
3,940	Series D-1, Rev., VRDO, AMT, 0.800%, 06/07/17	3,940
4,035	Series E-1, Class I, Rev., VRDO, AMT, 0.800%, 06/07/17	4,035
3,710	Series F-2, Class I, Rev., VRDO, 0.800%, 06/07/17	3,710

		178,160

	Vermont — 0.4%
51,605	Vermont Educational and Health Buildings Financing Agency, Fletcher Allen Health Care Project, Series A, Rev., VRDO, AGM, LOC: TD Bank NA, 0.750%, 06/07/17	51,605

	Virginia — 2.4%
20,470	Arlington County IDA, Multi-family Housing, Gates of Ballston Apartments, Series 2005, Rev., VRDO, LOC: PNC Bank NA, 0.790%, 06/07/17	20,470
35,000	County of Hanover, Economic Development Authority, Bon Secours Health System, Inc., Series D, Rev., VRDO, LOC: U.S. Bank NA, 0.730%, 06/07/17	35,000
20,300	County of Loudon, IDA, Multi-Modal, Howard Huges Medical Institute, Series B, Rev., VRDO, 0.730%, 06/07/17	20,300
22,930	Fairfax County EDA, Smithsonian Institution Issue, Series A, Rev., VRDO, 0.750%, 06/07/17	22,930
	FHLMC, Multi-Family Housing,
29,286	Series M019, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.800%, 06/07/17	29,286
18,463	Series M020, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.800%, 06/07/17	18,463
18,015	Series M024, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.800%, 06/07/17	18,015
20,870	Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.810%, 06/07/17	20,870
11,435	Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.810%, 06/07/17	11,435
19,325	Industrial Development Authority of Loudoun County, Howard Medical Institute, Series A, Rev., VRDO, 0.760%, 06/07/17	19,325
	Loudoun County IDA, Howard Hughes Medical Institute,
47,125	Series A, Rev., VRDO, 0.760%, 06/07/17	47,125
24,400	Series B, Rev., VRDO, 0.760%, 06/07/17	24,400
700	Series C, Rev., VRDO, 0.730%, 06/07/17	700
15,000	Series D, Rev., VRDO, 0.730%, 06/07/17	15,000
20,500	Series E, Rev., VRDO, 0.750%, 06/07/17	20,500
6,790	Loudoun County Sanitation Authority, Water & Sewer System, Rev., VRDO, 0.760%, 06/07/17	6,790
2,230	Virginia College Building Authority, Educatioal Facilities, 21st Century College & Equipment Programs, Series C, Rev., VRDO, 0.760%, 06/01/17	2,230
9,400	Virginia College Building Authority, Educatioal Facilities, Washington and Lee University, Series B, Rev., VRDO, 0.780%, 06/07/17	9,400
9,975	Virginia College Building Authority, Educational Facilities, University of Richmond Project, Series 2004, Rev., VRDO, 0.760%, 06/07/17	9,975

		352,214

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Washington — 1.0%
17,000	Chelan County Public Utility District No.1, Series B, Rev., VRDO, 0.750%, 06/07/17	17,000
22,000	County of King, Sewer, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.770%, 06/07/17	22,000
29,545	King County Housing Authority, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.790%, 06/07/17	29,545
25,000	Port of Seattle, Subordinate Lien, Series 2008, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.830%, 06/07/17	25,000
7,500	University of Washington, Series 2015-XF2183, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.810%, 06/07/17 (e)	7,500
2,935	Washington State Housing Finance Commission, Franke Tobey Jones Project, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.790%, 06/07/17	2,935
1,765	Washington State Housing Finance Commission, Local 82 - JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank NA, 0.890%, 06/01/17	1,765
14,660	Washington State Housing Finance Commission, Multi-Family Housing, Seasons Apartments Project, Rev., VRDO, AMT, FNMA, LOC: FNMA, 0.820%, 06/07/17	14,660
24,910	Washington State Housing Finance Commission, Multi-Family Housing, Urban Center Apartments Project, Series 2012, Rev., VRDO, FHLMC, LOC: FHLMC, 0.780%, 06/07/17	24,910

		145,315

	West Virginia — 0.4%
65,000	West Virginia EDA, Solid Waste Disposal Facilities, Kentucky Power Co., Mitchell Project, Series 2014A, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.800%, 06/07/17	65,000

	Wisconsin — 1.4%
	State of Wisconsin,
29,415	Series A, 0.850%, 07/06/17	29,415
16,530	Series A, 0.850%, 07/06/17	16,530
13,000	Series A, 0.940%, 06/02/17	13,000
16,714	Series A, 0.940%, 06/15/17	16,714
	Wisconsin Health & Educational Facilities Authority,
49,840	Series C, VRDO, 0.880%, 09/05/17	49,840
52,850	Series C, VRDO, 1.030%, 10/03/17	52,850
18,145	Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Inc., Series C, Rev., VRDO, LOC: Bank of Montreal, 0.820%, 06/01/17	18,145
11,205	Wisconsin Housing & EDA, Home Ownership, Series C, Rev., VRDO, AMT, 0.790%, 06/07/17	11,205

		207,699

	Wyoming — 0.3%
4,200	County of Lincoln, Pollution Control, ExxonMobile Project, Series C, Rev., VRDO, 0.770%, 06/01/17	4,200
41,820	County of Uinta, Wyoming Pollution Control, Chevron, Inc. Project, Rev., VRDO, 0.780%, 06/01/17	41,820

		46,020

	Total Municipal Bonds (Cost $13,931,861)	13,931,861

SHARES
Variable Rate Demand Preferred Shares — 6.2%
	Nuveen AMT-Free Municipal Credit Income Fund
147,000	Series 5, LIQ: Societe Generale, 0.880%, 06/07/17 # (e)	147,000
133,300	Series 6, LIQ: Sumitomo Mitsui Banking, 0.880%, 06/07/17 # (e)	133,300
	Nuveen AMT-Free Quality Municipal Income Fund
87,500	Series 2, LIQ: Citibank NA, 0.880%, 06/07/17 # (e)	87,500
153,500	Series 3, LIQ: Toronto-Dominion Bank, 0.860%, 06/07/17 # (e)	153,500
	Nuveen California AMT-Free Quality Municipal Income Fund
26,500	Series 3, LIQ: TD Bank NA, 0.860%, 06/07/17 # (e)	26,500
49,100	Series 5, LIQ: TD Bank NA, 0.860%, 06/07/17 # (e)	49,100
30,000	Series 6, LIQ: Sumitomo Mitsui Banking, 0.860%, 06/07/17 # (e)	30,000
	Nuveen California Quality Municipal Income Fund
59,200	Series 1, LIQ: Societe Generale, 0.930%, 06/07/17 # (e)	59,200
27,500	Series 2, LIQ: Citibank NA, 0.910%, 06/07/17 # (e)	27,500
20,000	Series 4, LIQ: Royal Bank of Canada, 0.900%, 06/07/17 # (e)	20,000
44,000	Series 5, LIQ: Citibank NA, 0.910%, 06/07/17 # (e)	44,000
20,000	Series 6, LIQ: Citibank NA, 0.910%, 06/07/17 # (e)	20,000
	Nuveen New York AMT-Free Quality Municipal Income Fund
28,600	Series 1, LIQ: Citibank NA, 0.860%, 06/07/17 # (e)	28,600
47,400	Series 2, LIQ: Citibank NA, 0.860%, 06/07/17 # (e)	47,400

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — continued
8,500	Series 3, LIQ: Citibank NA, 0.860%, 06/07/17 # (e)	8,500
40,000	Series 5, LIQ: TD Bank NA, 0.860%, 06/07/17 # (e)	40,000

	Total Variable Rate Demand Preferred Shares (Cost $922,100)	922,100

	Total Investments — 100.1% (Cost $14,853,961) *	14,853,961
	Liabilities in Excess of Other Assets — (0.1)%	(8,795)

	NET ASSETS — 100.0%	$14,845,166

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
TAN	—	Tax Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2017.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature. The interest rate shown is the rate in effect as of May 31, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board, which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2017, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$14,853,961	$—	$14,853,961

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2017.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 1.2%
300	ABFC Trust, Series 2006-OPT2, Class A2, VAR, 1.164%, 10/25/36	258
236	ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2B, VAR, 1.114%, 07/25/36	82
500	American Airlines Pass-Through Trust, Series 2017-1, Class AA, 3.650%, 02/15/29	508
	Countrywide Asset-Backed Certificates,
261	Series 2007-2, Class 2A3, VAR, 1.164%, 08/25/37	248
462	Series 2007-7, Class 2A3, VAR, 1.254%, 10/25/47	441
169	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB8, Class A1, VAR, 1.131%, 10/25/36	133
	CWABS Revolving Home Equity Loan Trust,
25	Series 2004-I, Class A, VAR, 1.284%, 02/15/34	24
26	Series 2004-K, Class 2A, VAR, 1.289%, 02/15/34	24
	CWABS, Inc. Asset-Backed Certificates Trust,
343	Series 2003-5, Class MF1, VAR, 5.280%, 01/25/34	342
10	Series 2004-1, Class 3A, VAR, 1.584%, 04/25/34	10
322	Series 2004-1, Class M1, VAR, 1.774%, 03/25/34	317
51	Series 2004-1, Class M2, VAR, 1.849%, 03/25/34	50
271	Series 2006-17, Class 2A2, VAR, 1.174%, 03/25/47	254
244	Series 2006-18, Class 2A2, VAR, 1.184%, 03/25/37	238
207	First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D, VAR, 1.264%, 10/25/36	148
136	Fremont Home Loan Trust, Series 2006-B, Class 2A4, VAR, 1.264%, 08/25/36	57
	GSAMP Trust,
122	Series 2005-WMC1, Class M1, VAR, 1.759%, 09/25/35	115
208	Series 2006-FM1, Class A1, VAR, 1.151%, 04/25/36	151
47	Series 2006-FM2, Class A2C, VAR, 1.174%, 09/25/36	22
39	Series 2006-FM2, Class A2D, VAR, 1.264%, 09/25/36	19
236	Series 2006-HE3, Class A2C, VAR, 1.184%, 05/25/46	229
306	Series 2007-HE1, Class A2C, VAR, 1.174%, 03/25/47	278
	Home Equity Mortgage Loan Asset-Backed Trust,
157	Series 2006-C, Class 3A3, VAR, 1.174%, 08/25/36	147
218	Series 2006-D, Class 1A, VAR, 1.164%, 11/25/36	179
219	Series 2007-B, Class 2A3, VAR, 1.224%, 07/25/37	137
69	JP Morgan Mortgage Acquisition Trust, Series 2006-CW2, Class AV4, VAR, 1.174%, 08/25/36	67
57	Long Beach Mortgage Loan Trust, Series 2004-1, Class M2, VAR, 1.849%, 02/25/34	56
	MASTR Asset-Backed Securities Trust,
94	Series 2006-HE4, Class A2, VAR, 1.134%, 11/25/36	45
120	Series 2006-HE4, Class A3, VAR, 1.174%, 11/25/36	57
170	Series 2006-NC3, Class A1, VAR, 1.154%, 10/25/36	103
	Morgan Stanley ABS Capital I, Inc. Trust,
119	Series 2007-HE7, Class A2B, VAR, 2.024%, 07/25/37	112
294	Series 2007-NC2, Class A2C, VAR, 1.284%, 02/25/37	176
	New Century Home Equity Loan Trust,
740	Series 2005-1, Class M1, VAR, 1.699%, 03/25/35	701
56	Series 2006-2, Class A2B, VAR, 1.184%, 08/25/36	48
	NovaStar Mortgage Funding Trust,
178	Series 2006-4, Class A2C, VAR, 1.174%, 09/25/36	102
19	Series 2006-4, Class A2D, VAR, 1.274%, 09/25/36	11
295	Series 2007-1, Class A1A, VAR, 1.154%, 03/25/37	195
301	Ownit Mortgage Loan Trust, Series 2006-1, Class AV, VAR, 1.254%, 12/25/35	292
435	RAMP Trust, Series 2005-EFC6, Class M1, VAR, 1.434%, 11/25/35	433
191	RASC Trust, Series 2007-KS3, Class AI3, VAR, 1.274%, 04/25/37	186
143	Securitized Asset-Backed Receivables LLC Trust, Series 2006-NC3, Class A1, VAR, 1.164%, 09/25/36	99

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
269	Structured Asset Investment Loan Trust, Series 2006-4, Class A1, VAR, 1.196%, 07/25/36	180
79	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC5, Class A4, VAR, 1.194%, 12/25/36	72
309	WaMu Asset-Backed Certificates Trust, Series 2007-HE2, Class 2A4, VAR, 1.384%, 04/25/37	151

	Total Asset-Backed Securities (Cost $7,331)	7,497

Closed End Funds — 0.3%
44	BlackRock Corporate High Yield Fund, Inc.	495
21	BlackRock Debt Strategies Fund, Inc.	243
14	Blackstone/GSO Strategic Credit Fund	235
8	Eaton Vance Floating-Rate Income Trust	118
9	Eaton Vance Senior Income Trust	62
10	Invesco Dynamic Credit Opportunities Fund	126
15	Nuveen Credit Strategies Income Fund	131
7	Nuveen Floating Rate Income Opportunity Fund	86
10	Prudential Global Short Duration High Yield Fund, Inc.	155

	Total Closed End Funds (Cost $1,469)	1,651

Collateralized Mortgage Obligations — 1.4%
	Alternative Loan Trust,
315	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	309
112	Series 2006-J2, Class A1, VAR, 1.524%, 04/25/36	69
300	Banc of America Alternative Loan Trust, Series 2004-7, Class 3A1, 6.000%, 08/25/34	306
	Banc of America Funding Trust,
106	Series 2014-R7, Class 1A1, VAR, 0.928%, 05/26/36 (e)	100
66	Series 2014-R7, Class 2A1, VAR, 0.918%, 09/26/36 (e)	62
432	Series 2015-R4, Class 5A1, VAR, 1.194%, 10/25/36 (e)	408
	Banc of America Mortgage Trust,
72	Series 2005-A, Class 3A1, VAR, 3.620%, 02/25/35	71
205	Series 2007-3, Class 1A1, 6.000%, 09/25/37	199
27	CHL Mortgage Pass-Through Trust, Series 2007-5, Class A6, VAR, 1.374%, 05/25/37	21
	Citigroup Mortgage Loan Trust,
72	Series 2014-10, Class 1A1, VAR, 0.913%, 11/25/36 (e)	71
97	Series 2014-10, Class 4A1, SUB, 1.160%, 02/25/37 (e)	89
257	Series 2014-12, Class 1A4, VAR, 0.903%, 08/25/36 (e)	241
68	Series 2014-12, Class 2A4, VAR, 3.295%, 02/25/37 (e)	66
124	Series 2014-C, Class A, VAR, 3.250%, 02/25/54 (e)	124
	Credit Suisse First Boston Mortgage Securities Corp.,
49	Series 2003-29, Class 7A1, 6.500%, 12/25/33	50
197	Series 2004-5, Class 4A1, 6.000%, 09/25/34	201
	CSMC,
35	Series 2011-12R, Class 3A1, VAR, 3.051%, 07/27/36 (e)	35
32	Series 2014-10R, Class 4A1, VAR, 0.941%, 12/27/36 (e)	31
30	Series 2014-11R, Class 8A1, VAR, 1.322%, 04/27/37 (e)	29
115	Series 2014-11R, Class 9A1, VAR, 0.918%, 10/27/36 (e)	110
10	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 1.524%, 02/25/35	10
	FHLMC REMIC,
50	Series 2980, Class QB, 6.500%, 05/15/35	58
100	Series 4057, Class BS, IF, IO, 5.061%, 09/15/39	12
215	Series 4093, Class SD, IF, IO, 5.711%, 01/15/38	41
145	Series 4099, Class BS, IF, IO, 5.061%, 06/15/39	23
48	Series 4113, Class JS, IF, IO, 5.061%, 07/15/39	6
57	Series 4123, Class SA, IF, IO, 5.211%, 09/15/39	8
	FNMA REMIC,
108	Series 2012-98, Class SA, IF, IO, 5.026%, 05/25/39	15
77	Series 2012-104, Class QS, IF, IO, 5.076%, 03/25/39	12
191	Series 2012-120, Class SE, IF, IO, 5.176%, 02/25/39	30
139	Series 2012-124, Class DS, IF, IO, 5.126%, 04/25/40	21

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
23		FNMA Trust, Series 2003-W3, Class 2A5, 5.356%, 06/25/42	25
		FNMA, Connecticut Avenue Securities,
220		Series 2014-C03, Class 1M2, VAR, 4.024%, 07/25/24	232
535		Series 2015-C03, Class 1M2, VAR, 6.024%, 07/25/25	597
749		Series 2015-C04, Class 1M2, VAR, 6.724%, 04/25/28	857
59		Series 2017-C01, Class 1M2, VAR, 4.574%, 07/25/29	62
61		GSMSC Resecuritization Trust, Series 2014-1R, Class 1A, VAR, 0.948%, 04/26/37 (e)	58
193		GSR Mortgage Loan Trust, Series 2006-3F, Class 2A7, 5.750%, 03/25/36	190
		HarborView Mortgage Loan Trust,
10		Series 2004-9, Class 2A, VAR, 3.231%, 12/19/34	9
100		Series 2006-9, Class 2A1A, VAR, 1.188%, 11/19/36	80
373		Impac CMB Trust, Series 2005-1, Class 2A1, VAR, 1.534%, 04/25/35	355
251		JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	244
—	(h)	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 1.174%, 12/25/36	3
298		LSTAR Commercial Mortgage Trust, Series 2016-7, Class A1, VAR, 2.983%, 12/01/21 (e)	296
		LSTAR Securities Investment Ltd., (Cayman Islands),
91		Series 2016-3, Class A, VAR, 3.051%, 09/01/21 (e)	91
162		Series 2016-5, Class A1, VAR, 3.051%, 11/01/21 (e)	162
224		Series 2017-1, Class A, VAR, 2.995%, 01/01/22 (e)	223
271		Series 2017-2, Class A1, VAR, 2.995%, 02/01/22 (e)	269
169		Series 2017-3, Class A1, VAR, 3.051%, 04/01/22 (e)	167
162		MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	139
73		Nomura Resecuritization Trust, Series 2015-2R, Class 4A1, VAR, 1.122%, 12/26/36 (e)	67
924		RALI Trust, Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	804
255		RBSSP Resecuritization Trust, Series 2012-6, Class 10A2, VAR, 1.141%, 08/26/36 (e)	228
86		RESI Finance LP, (Cayman Islands), Series 2003-D, Class B3, VAR, 2.289%, 12/10/35 (e)	47
		Residential Asset Securitization Trust,
228		Series 2005-A15, Class 1A7, 6.000%, 02/25/36	230
241		Series 2006-R1, Class A2, VAR, 1.424%, 01/25/46	115
208		RFMSI Trust, Series 2006-S9, Class A1, 6.250%, 09/25/36	193
18		Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, VAR, 5.756%, 09/25/37	18
23		Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7, Class 1A2, VAR, 1.474%, 09/25/35	17
33		Wells Fargo Mortgage-Backed Securities Trust, Series 2005-16, Class A8, 5.750%, 01/25/36	35

		Total Collateralized Mortgage Obligations (Cost $8,257)	8,641

Commercial Mortgage-Backed Securities — 0.3%
		BAMLL Commercial Mortgage Securities Trust,
200		Series 2014-FL1, Class D, VAR, 4.994%, 12/15/31 (e)	195
330		Series 2014-FL1, Class E, VAR, 6.412%, 12/15/31 (e)	314
		CG-CCRE Commercial Mortgage Trust,
100		Series 2014-FL2, Class COL1, VAR, 4.412%, 11/15/31 (e)	100
143		Series 2014-FL2, Class COL2, VAR, 5.412%, 11/15/31 (e)	142
		Commercial Mortgage Trust,
130		Series 2014-FL5, Class KH1, VAR, 4.562%, 08/15/31 (e)	115
100		Series 2014-FL5, Class KH2, VAR, 5.412%, 08/15/31 (e)	76
430		Series 2015-CR23, Class CMD, VAR, 3.684%, 05/10/48 (e)	418
		Velocity Commercial Capital Loan Trust,
131		Series 2015-1, Class M3, VAR, 7.050%, 06/25/45 (e)	135
104		Series 2016-1, Class M3, VAR, 6.807%, 04/25/46 (e)	112

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
61	Series 2016-1, Class M5, VAR, 7.751%, 04/25/46 (e)	64
100	Series 2016-2, Class M3, VAR, 5.498%, 10/25/46	102

	Total Commercial Mortgage-Backed Securities (Cost $1,731)	1,773

Convertible Bonds — 0.1%
	Energy — 0.1%
	Energy Equipment & Services — 0.0% (g)
33	Ensco Jersey Finance Ltd., 3.000%, 01/31/24 (e)	28

	Oil, Gas & Consumable Fuels — 0.1%
534	Chesapeake Energy Corp., 5.500%, 09/15/26 (e)	515
34	Oasis Petroleum, Inc., 2.625%, 09/15/23	37

		552

	Total Energy	580

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
67	Clearwire Communications LLC, 8.250%, 12/01/40 (e)	69

	Total Convertible Bonds (Cost $690)	649

Corporate Bonds — 57.1%
	Consumer Discretionary — 8.8%
	Auto Components — 0.3%
	American Axle & Manufacturing, Inc.,
430	6.250%, 03/15/21	443
10	6.625%, 10/15/22	11
17	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	17
	Dana, Inc.,
5	5.375%, 09/15/21	5
415	5.500%, 12/15/24	432
500	6.000%, 09/15/23	525
850	DPH Holdings Corp., 7.125%, 05/01/29 (d)	40
	Goodyear Tire & Rubber Co. (The),
13	5.000%, 05/31/26	13
15	5.125%, 11/15/23	16
9	Icahn Enterprises LP, 6.000%, 08/01/20	9
600	Schaeffler Finance BV, (Germany), 4.750%, 05/15/23 (e)	626

		2,137

	Automobiles — 1.1%
665	BMW US Capital LLC, (Germany), 3.300%, 04/06/27 (e)	673
	Daimler Finance North America LLC, (Germany),
750	2.200%, 10/30/21 (e)	742
750	2.250%, 03/02/20 (e)	754
500	2.850%, 01/06/22 (e)	508
500	Fiat Chrysler Automobiles NV, (United Kingdom), 5.250%, 04/15/23	504
1,000	General Motors Co., 4.875%, 10/02/23	1,068
1,000	Hyundai Capital America, 2.550%, 04/03/20 (e)	1,001
	Nissan Motor Acceptance Corp.,
750	1.900%, 09/14/21 (e)	733
750	2.125%, 03/03/20 (e)	749

		6,732

	Distributors — 0.0% (g)
46	Univar USA, Inc., 6.750%, 07/15/23 (e)	48

	Diversified Consumer Services — 0.1%
310	Service Corp. International, 7.500%, 04/01/27	364
15	Sotheby’s, 5.250%, 10/01/22 (e)	15

		379

	Hotels, Restaurants & Leisure — 1.3%
500	1011778 BC ULC, (Canada), 6.000%, 04/01/22 (e)	520
	Caesars Entertainment Operating Co., Inc.,
369	8.500%, 02/15/20 (d)	450
330	11.250%, 06/01/17 (d)	395
161	Caesars Growth Properties Holdings LLC, 9.375%, 05/01/22	175
405	Darden Restaurants, Inc., 6.800%, 10/15/37	512
750	International Game Technology plc, 6.250%, 02/15/22 (e)	811
5	Interval Acquisition Corp., 5.625%, 04/15/23	5
7	KFC Holding Co., 5.000%, 06/01/24 (e)	7
1,000	Marriott International, Inc., 2.300%, 01/15/22	991
	McDonald’s Corp.,
500	3.375%, 05/26/25	512
500	3.500%, 03/01/27	511
300	4.600%, 05/26/45	318
	MGM Resorts International,
1,245	6.000%, 03/15/23	1,367
250	7.750%, 03/15/22	293

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
	Sabre GLBL, Inc.,
10	5.250%, 11/15/23 (e)	10
300	5.375%, 04/15/23 (e)	315
5	Scientific Games International, Inc., 10.000%, 12/01/22	5
500	Starbucks Corp., 2.700%, 06/15/22	514
500	Wynn Las Vegas LLC, 5.500%, 03/01/25 (e)	529

		8,240

	Household Durables — 0.4%
16	American Greetings Corp., 7.875%, 02/15/25 (e)	17
500	Newell Brands, Inc., 2.875%, 12/01/19	510
250	Radio Systems Corp., 8.375%, 11/01/19 (e)	260
610	Tempur Sealy International, Inc., 5.625%, 10/15/23	628
1,000	Whirlpool Corp., 1.650%, 11/01/17	1,001

		2,416

	Internet & Direct Marketing Retail — 0.4%
	Amazon.com, Inc.,
500	3.800%, 12/05/24	538
400	4.950%, 12/05/44	468
500	Expedia, Inc., 4.500%, 08/15/24	527
500	Priceline Group, Inc. (The), 3.650%, 03/15/25	515
500	QVC, Inc., 4.450%, 02/15/25	495

		2,543

	Leisure Products — 0.2%
500	Hasbro, Inc., 3.150%, 05/15/21	513
500	Mattel, Inc., 3.150%, 03/15/23	496

		1,009

	Media — 4.1%
525	21st Century Fox America, Inc., 6.400%, 12/15/35	654
125	Acosta, Inc., 7.750%, 10/01/22 (e)	106
	Altice Financing SA, (Luxembourg),
750	6.625%, 02/15/23 (e)	798
200	7.500%, 05/15/26 (e)	220
600	Altice Luxembourg SA, (Luxembourg), 7.750%, 05/15/22 (e)	638
200	AMC Entertainment Holdings, Inc., 5.750%, 06/15/25	208
51	AMC Networks, Inc., 5.000%, 04/01/24	52
	CBS Corp.,
500	2.900%, 01/15/27	472
500	3.700%, 08/15/24	513
350	4.600%, 01/15/45	351
12	CBS Radio, Inc., 7.250%, 11/01/24 (e)	13
1,000	Charter Communications Operating LLC, 4.464%, 07/23/22	1,073
15	Cinemark USA, Inc., 5.125%, 12/15/22	15
	Clear Channel Worldwide Holdings, Inc.,
201	Series A, 6.500%, 11/15/22	205
1,583	Series B, 6.500%, 11/15/22	1,630
898	Series B, 7.625%, 03/15/20	903
	Comcast Corp.,
1,000	1.625%, 01/15/22	977
500	3.375%, 02/15/25	517
400	4.400%, 08/15/35	430
250	4.500%, 01/15/43	264
350	6.950%, 08/15/37	485
500	Cox Communications, Inc., 3.850%, 02/01/25 (e)	504
	CSC Holdings LLC,
175	6.750%, 11/15/21	194
200	10.125%, 01/15/23 (e)	233
600	10.875%, 10/15/25 (e)	730
500	Discovery Communications LLC, 3.450%, 03/15/25	483
	DISH DBS Corp.,
10	4.250%, 04/01/18	10
735	5.000%, 03/15/23	755
60	5.875%, 07/15/22	64
1,700	5.875%, 11/15/24	1,811
5	iHeartCommunications, Inc., 9.000%, 12/15/19	4
138	LIN Television Corp., 5.875%, 11/15/22	144
1,065	NBCUniversal Media LLC, 4.375%, 04/01/21	1,155
	Nexstar Broadcasting, Inc.,
45	5.625%, 08/01/24 (e)	45
400	6.125%, 02/15/22 (e)	421
300	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	318
	Scripps Networks Interactive, Inc.,
250	2.750%, 11/15/19	253
500	3.500%, 06/15/22	518
	Sinclair Television Group, Inc.,
12	5.875%, 03/15/26 (e)	12
500	6.125%, 10/01/22	522

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
	Sirius XM Radio, Inc.,
500	5.375%, 04/15/25 (e)	514
400	5.750%, 08/01/21 (e)	414
495	6.000%, 07/15/24 (e)	525
	Time Warner, Inc.,
500	3.600%, 07/15/25	499
500	3.800%, 02/15/27	499
330	5.350%, 12/15/43	349
400	UPCB Finance IV Ltd., (Netherlands), 5.375%, 01/15/25 (e)	415
	Viacom, Inc.,
750	3.450%, 10/04/26	725
1,250	4.250%, 09/01/23	1,307
550	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	586
	Walt Disney Co. (The),
500	1.850%, 07/30/26	456
500	4.125%, 06/01/44	520
263	Ziggo Secured Finance BV, (Netherlands), 5.500%, 01/15/27 (e)	267

		25,776

	Multiline Retail — 0.2%
	Neiman Marcus Group Ltd. LLC,
8	8.000%, 10/15/21 (e)	4
500	9.500% (PIK), 10/15/21 (e) (v)	243
	Target Corp.,
500	2.300%, 06/26/19	507
750	2.500%, 04/15/26	718

		1,472

	Specialty Retail — 0.6%
550	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	267
41	CST Brands, Inc., 5.000%, 05/01/23	42
	Home Depot, Inc. (The),
500	2.000%, 06/15/19	504
500	2.625%, 06/01/22	510
350	3.900%, 06/15/47	353
500	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	513
10	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	10
	PetSmart, Inc.,
272	5.875%, 06/01/25 (e)	273
510	7.125%, 03/15/23 (e)	476
31	Sally Holdings LLC, 5.625%, 12/01/25	32
500	Tiffany & Co., 3.800%, 10/01/24	507

		3,487

	Textiles, Apparel & Luxury Goods — 0.1%
300	NIKE, Inc., 3.875%, 11/01/45	300
500	Under Armour, Inc., 3.250%, 06/15/26	466

		766

	Total Consumer Discretionary	55,005

	Consumer Staples — 4.5%
	Beverages — 1.3%
1,000	Anheuser-Busch InBev Finance, Inc., (Belgium), 4.700%, 02/01/36	1,089
	Anheuser-Busch InBev Worldwide, Inc., (Belgium),
500	2.500%, 07/15/22	501
700	6.875%, 11/15/19	782
500	Coca-Cola Co. (The), 2.550%, 06/01/26	490
500	Constellation Brands, Inc., 3.700%, 12/06/26	510
	Dr Pepper Snapple Group, Inc.,
750	2.550%, 09/15/26	711
500	3.400%, 11/15/25	509
1,500	Molson Coors Brewing Co., 2.250%, 03/15/20 (e)	1,504
	PepsiCo, Inc.,
250	2.250%, 01/07/19	253
1,000	2.250%, 05/02/22	1,001
500	3.600%, 03/01/24	526
446	4.250%, 10/22/44	469

		8,345

	Food & Staples Retailing — 1.1%
500	Costco Wholesale Corp., 2.750%, 05/18/24	502
1,000	CVS Health Corp., 2.800%, 07/20/20	1,020
905	CVS Pass-Through Trust, 7.507%, 01/10/32 (e)	1,132
39	Fresh Market, Inc. (The), 9.750%, 05/01/23 (e)	33
405	Koninklijke Ahold Delhaize NV, (Netherlands), 5.700%, 10/01/40	469
	Kroger Co. (The),
750	2.650%, 10/15/26	706
750	2.950%, 11/01/21	766
100	New Albertsons, Inc., 8.000%, 05/01/31	98
323	Rite Aid Corp., 6.750%, 06/15/21	327
	Walgreens Boots Alliance, Inc.,
500	3.800%, 11/18/24	519
350	4.650%, 06/01/46	360
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35	900

		6,832

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food Products — 1.5%
51	B&G Foods, Inc., 5.250%, 04/01/25	53
10	Dean Foods Co., 6.500%, 03/15/23 (e)	11
	General Mills, Inc.,
750	2.200%, 10/21/19	755
500	3.200%, 02/10/27	499
495	Grupo Bimbo SAB de CV, (Mexico), 4.875%, 06/30/20 (e)	527
350	Hershey Co. (The), 3.375%, 08/15/46	322
30	JBS USA LUX SA, (Brazil), 5.875%, 07/15/24 (e)	29
300	JM Smucker Co. (The), 4.375%, 03/15/45	313
500	Kellogg Co., 2.650%, 12/01/23	495
1,500	Kraft Heinz Foods Co., 2.800%, 07/02/20	1,525
20	Lamb Weston Holdings, Inc., 4.625%, 11/01/24 (e)	21
	Mondelez International Holdings Netherlands BV,
1,250	1.625%, 10/28/19 (e)	1,234
750	2.000%, 10/28/21 (e)	732
11	Pinnacle Foods Finance LLC, 5.875%, 01/15/24	12
	Post Holdings, Inc.,
105	5.000%, 08/15/26 (e)	106
10	6.000%, 12/15/22 (e)	11
400	Simmons Foods, Inc., 7.875%, 10/01/21 (e)	426
1,000	Smithfield Foods, Inc., 3.350%, 02/01/22 (e)	1,008
10	TreeHouse Foods, Inc., 4.875%, 03/15/22	10
	Tyson Foods, Inc.,
500	3.550%, 06/02/27	504
250	3.950%, 08/15/24	262
500	Unilever Capital Corp., (United Kingdom), 2.600%, 05/05/24	497

		9,352

	Household Products — 0.2%
10	Central Garden & Pet Co., 6.125%, 11/15/23	11
	HRG Group, Inc.,
168	7.750%, 01/15/22	177
336	7.875%, 07/15/19	347
350	Kimberly-Clark Corp., 3.900%, 05/04/47	355

		890

	Personal Products — 0.0% (g)
91	Avon International Operations, Inc., 7.875%, 08/15/22 (e)	95
66	Avon Products, Inc., 7.000%, 03/15/23	61

		156

	Tobacco — 0.4%
	Altria Group, Inc.,
500	2.625%, 01/14/20	509
750	2.625%, 09/16/26	725
	Philip Morris International, Inc.,
400	4.250%, 11/10/44	408
725	5.650%, 05/16/18	753

		2,395

	Total Consumer Staples	27,970

	Energy — 4.1%
	Energy Equipment & Services — 0.1%
250	Halliburton Co., 3.500%, 08/01/23	259
186	McDermott International, Inc., 8.000%, 05/01/21 (e)	192

		451

	Oil, Gas & Consumable Fuels — 4.0%
50	Alta Mesa Holdings LP, 7.875%, 12/15/24 (e)	52
500	Anadarko Petroleum Corp., 3.450%, 07/15/24	493
15	Antero Resources Corp., 5.125%, 12/01/22	15
27	Bonanza Creek Energy, Inc., 6.750%, 04/15/21 (d)	—
	BP Capital Markets plc, (United Kingdom),
1,000	1.674%, 02/13/18	1,001
750	2.521%, 01/15/20	762
300	2.750%, 05/10/23	302
500	3.588%, 04/14/27	512
500	3.814%, 02/10/24	526
12	California Resources Corp., 8.000%, 12/15/22 (e)	9
87	Callon Petroleum Co., 6.125%, 10/01/24	90
500	Canadian Natural Resources Ltd., (Canada), 1.750%, 01/15/18	500
10	Carrizo Oil & Gas, Inc., 7.500%, 09/15/20	10
846	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	915
500	Chevron Corp., 2.411%, 03/03/22	504
1,000	CNOOC Finance 2015 USA LLC, (China), 3.500%, 05/05/25	1,004
475	ConocoPhillips, 6.500%, 02/01/39	617
500	ConocoPhillips Co., 2.875%, 11/15/21	511
55	CrownRock LP, 7.125%, 04/15/21 (e)	57
850	DCP Midstream LLC, 9.750%, 03/15/19 (e)	956

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
300	Denbury Resources, Inc., 4.625%, 07/15/23	200
137	Energen Corp., 4.625%, 09/01/21	140
300	Energy Transfer LP, 5.150%, 03/15/45	296
385	Enterprise Products Operating LLC, 7.550%, 04/15/38	525
	EP Energy LLC,
94	8.000%, 11/29/24 (e)	97
209	8.000%, 02/15/25 (e)	179
950	9.375%, 05/01/20	857
300	Exxon Mobil Corp., 3.567%, 03/06/45	288
309	Great Western Petroleum LLC, 9.000%, 09/30/21 (e)	317
161	Halcon Resources Corp., 6.750%, 02/15/25 (e)	150
15	Hilcorp Energy I LP, 5.000%, 12/01/24 (e)	14
109	Jones Energy Holdings LLC, 6.750%, 04/01/22	89
350	Kinder Morgan Energy Partners LP, 2.650%, 02/01/19	354
15	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)	15
	Kinder Morgan, Inc.,
15	2.000%, 12/01/17	15
135	3.050%, 12/01/19	138
500	4.300%, 06/01/25	524
300	5.050%, 02/15/46	302
52	7.000%, 06/15/17	52
1,000	Marathon Petroleum Corp., 3.625%, 09/15/24	1,005
	MEG Energy Corp., (Canada),
300	6.375%, 01/30/23 (e)	257
510	7.000%, 03/31/24 (e)	441
5	NGL Energy Partners LP, 5.125%, 07/15/19	5
247	NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	253
12	Northern Oil and Gas, Inc., 8.000%, 06/01/20	9
	Parsley Energy LLC,
172	5.375%, 01/15/25 (e)	174
47	6.250%, 06/01/24 (e)	50
274	PBF Holding Co. LLC, 7.250%, 06/15/25 (e)	271
111	PBF Logistics LP, 6.875%, 05/15/23	113
	Petroleos Mexicanos, (Mexico),
500	5.375%, 03/13/22 (e)	532
1,000	6.500%, 03/13/27 (e)	1,090
250	Phillips 66, 4.650%, 11/15/34	264
	Phillips 66 Partners LP,
500	3.605%, 02/15/25	499
300	4.900%, 10/01/46	295
500	Reliance Industries Ltd., (India), 4.125%, 01/28/25 (e)	517
76	RSP Permian, Inc., 6.625%, 10/01/22	80
	Sabine Pass Liquefaction LLC,
16	4.200%, 03/15/28 (e)	16
248	5.000%, 03/15/27	265
147	5.625%, 03/01/25	163
500	5.750%, 05/15/24	559
193	Sanchez Energy Corp., 6.125%, 01/15/23	170
145	SemGroup Corp., 5.625%, 11/15/23	144
500	Sunoco Logistics Partners Operations LP, 4.250%, 04/01/24	516
174	Sunoco LP, 6.250%, 04/15/21	184
	Tesoro Logistics LP,
17	5.250%, 01/15/25	18
750	6.125%, 10/15/21	785
345	TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40	439
43	Ultra Resources, Inc., 6.875%, 04/15/22 (e)	43
750	Valero Energy Corp., 3.400%, 09/15/26	737
500	Western Gas Partners LP, 2.600%, 08/15/18	502
91	Whiting Petroleum Corp., 5.000%, 03/15/19	91
	Williams Cos., Inc. (The),
500	5.750%, 06/24/44	522
20	7.875%, 09/01/21	23
130	8.750%, 03/15/32	168
500	Williams Partners LP, 4.000%, 09/15/25	515
10	WPX Energy, Inc., 7.500%, 08/01/20	11

		25,114

	Total Energy	25,565

	Financials — 16.1%
	Banks — 5.4%
1,000	Australia & New Zealand Banking Group Ltd., (Australia), 2.125%, 08/19/20	1,000
	Bank of America Corp.,
750	4.000%, 01/22/25	765
750	4.200%, 08/26/24	780
740	5.650%, 05/01/18	766
800	Series K, VAR, 8.000%, 01/30/18 (x) (y)	826
500	Series L, 2.250%, 04/21/20	500
500	Series L, 3.950%, 04/21/25	508
500	VAR, 4.244%, 04/24/38	511

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
250	VAR, 4.443%, 01/20/48	259
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,500	1.700%, 03/05/18 (e)	1,501
1,255	2.350%, 09/08/19 (e)	1,258
	Barclays plc, (United Kingdom),
1,500	2.750%, 11/08/19	1,514
750	3.650%, 03/16/25	748
	BNP Paribas SA, (France),
1,000	2.375%, 05/21/20	1,007
200	2.950%, 05/23/22 (e)	202
	Citigroup, Inc.,
2,000	1.800%, 02/05/18	2,001
500	2.400%, 02/18/20	502
1,000	2.900%, 12/08/21	1,012
750	3.200%, 10/21/26	729
500	3.875%, 03/26/25	506
320	6.625%, 06/15/32	398
500	VAR, 3.887%, 01/10/28	510
300	VAR, 4.281%, 04/24/48	301
	HSBC Holdings plc, (United Kingdom),
1,000	2.650%, 01/05/22	999
750	3.600%, 05/25/23	773
400	4.250%, 03/14/24	416
500	VAR, 4.041%, 03/13/28	517
1,000	Mizuho Bank Ltd., (Japan), 2.400%, 03/26/20 (e)	1,002
	Mizuho Financial Group, Inc., (Japan),
750	2.839%, 09/13/26	729
750	2.953%, 02/28/22	758
	Royal Bank of Scotland Group plc, (United Kingdom),
1,000	3.875%, 09/12/23	1,014
1,000	VAR, 3.498%, 05/15/23	1,002
1,000	Santander Holdings USA, Inc., 2.650%, 04/17/20	1,000
750	Santander UK plc, (United Kingdom), 2.375%, 03/16/20	755
2,000	Sumitomo Mitsui Trust Bank Ltd., (Japan), 2.050%, 03/06/19 (e)	2,002
750	SunTrust Banks, Inc., 2.700%, 01/27/22	755
	Wells Fargo & Co.,
500	3.000%, 02/19/25	496
1,000	3.069%, 01/24/23	1,015
300	3.900%, 05/01/45	296
1,500	Series N, 2.150%, 01/30/20	1,506
750	VAR, 3.584%, 05/22/28	759

		33,898

	Capital Markets — 4.3%
500	Ameriprise Financial, Inc., 2.875%, 09/15/26	487
	Bank of New York Mellon Corp. (The),
500	3.550%, 09/23/21	525
500	Series G, 2.200%, 05/15/19	504
750	VAR, 2.661%, 05/16/23	756
300	Blackstone Holdings Finance Co. LLC, 4.450%, 07/15/45 (e)	298
1,000	CBOE Holdings, Inc., 3.650%, 01/12/27	1,018
500	CME Group, Inc., 3.000%, 03/15/25	506
	Credit Suisse AG, (Switzerland),
700	3.000%, 10/29/21	714
1,000	3.625%, 09/09/24	1,035
300	Credit Suisse USA, Inc., (Switzerland), 7.125%, 07/15/32	418
	Deutsche Bank AG, (Germany),
3,300	1.875%, 02/13/18	3,300
500	3.375%, 05/12/21	506
	Goldman Sachs Group, Inc. (The),
1,000	2.300%, 12/13/19	1,004
750	2.750%, 09/15/20	760
500	2.908%, 06/05/23	500
1,000	3.850%, 07/08/24	1,041
1,000	3.850%, 01/26/27	1,018
500	4.250%, 10/21/25	519
300	5.150%, 05/22/45	327
890	5.950%, 01/18/18	913
1,530	6.150%, 04/01/18	1,584
180	6.450%, 05/01/36	224
500	VAR, 3.691%, 06/05/28	500
400	Lazard Group LLC, 3.750%, 02/13/25	404
	Lehman Brothers Holdings, Inc.,
850	0.000%, 05/25/49 (d)	56
3,795	5.857%, 12/31/49 (d)	—	(h)
1,350	VAR, 0.000%, 08/21/09 (d)	89
197	LPL Holdings, Inc., 5.750%, 09/15/25 (e)	203
	Macquarie Bank Ltd., (Australia),
1,000	1.600%, 10/27/17 (e)	998
500	2.600%, 06/24/19 (e)	505
500	Moody’s Corp., 2.750%, 07/15/19	509

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Capital Markets — continued
	Morgan Stanley,
500	2.375%, 07/23/19	504
500	2.750%, 05/19/22	501
1,000	3.700%, 10/23/24	1,031
500	3.950%, 04/23/27	507
500	4.000%, 07/23/25	523
395	5.500%, 01/26/20	428
560	6.625%, 04/01/18	582
300	Neuberger Berman Group LLC, 4.875%, 04/15/45 (e)	287
500	Northern Trust Corp., VAR, 3.375%, 05/08/32	505
500	TD Ameritrade Holding Corp., 2.950%, 04/01/22	512
500	Thomson Reuters Corp., (Canada), 3.850%, 09/29/24	522

		27,123

	Consumer Finance — 4.5%
	Ally Financial, Inc.,
70	3.250%, 09/29/17	70
50	3.250%, 11/05/18	51
500	4.125%, 03/30/20	517
130	4.250%, 04/15/21	134
395	4.625%, 03/30/25	396
40	4.750%, 09/10/18	41
82	6.250%, 12/01/17	84
	American Express Credit Corp.,
1,000	1.700%, 10/30/19	995
1,000	1.875%, 11/05/18	1,000
1,000	2.250%, 08/15/19	1,007
750	2.375%, 05/26/20	758
750	3.300%, 05/03/27	752
	American Honda Finance Corp.,
825	1.600%, 02/16/18 (e)	826
1,000	2.000%, 02/14/20	1,004
	Capital One Financial Corp.,
1,000	2.500%, 05/12/20	1,005
1,000	3.050%, 03/09/22	1,011
500	3.750%, 07/28/26	491
	Caterpillar Financial Services Corp.,
500	2.000%, 03/05/20	501
500	2.850%, 06/01/22	511
	Discover Financial Services,
1,000	3.950%, 11/06/24	1,016
500	4.100%, 02/09/27	505
	Ford Motor Credit Co. LLC,
750	1.897%, 08/12/19	744
500	2.240%, 06/15/18	501
1,000	2.597%, 11/04/19	1,006
750	3.219%, 01/09/22	756
500	3.810%, 01/09/24	508
500	4.375%, 08/06/23	523
	General Motors Financial Co., Inc.,
1,000	2.400%, 04/10/18	1,005
1,250	3.150%, 01/15/20	1,273
1,000	4.000%, 01/15/25	1,006
	Harley-Davidson Financial Services, Inc.,
750	2.150%, 02/26/20 (e)	749
1,000	2.400%, 06/15/20 (e)	1,006
719	HSBC Finance Corp., 6.676%, 01/15/21	818
	HSBC USA, Inc.,
1,500	2.350%, 03/05/20	1,510
500	2.375%, 11/13/19	503
500	Hyundai Capital Services, Inc., (South Korea), 3.000%, 03/06/22 (e)	500
	John Deere Capital Corp.,
500	2.050%, 03/10/20	502
500	3.350%, 06/12/24	520
100	Springleaf Finance Corp., 6.500%, 09/15/17	101
	Synchrony Financial,
1,000	2.700%, 02/03/20	1,007
500	4.250%, 08/15/24	512
500	Toyota Motor Credit Corp., 2.750%, 05/17/21	511

		28,236

	Diversified Financial Services — 0.4%
400	Berkshire Hathaway, Inc., 3.750%, 08/15/21	428
592	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	637
750	Shell International Finance BV, (Netherlands), 3.250%, 05/11/25	770
	Siemens Financieringsmaatschappij NV, (Germany),
500	3.125%, 03/16/24 (e)	510
300	4.200%, 03/16/47 (e)	314
191	Tempo Acquisition LLC, 6.750%, 06/01/25 (e)	195

		2,854

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Insurance — 1.5%
	Aflac, Inc.,
500	3.250%, 03/17/25	510
400	3.625%, 06/15/23	423
	Allstate Corp. (The),
500	3.280%, 12/15/26	511
400	5.550%, 05/09/35	488
	American International Group, Inc.,
500	3.875%, 01/15/35	480
500	4.125%, 02/15/24	529
250	4.500%, 07/16/44	255
275	Aon plc, 4.250%, 12/12/42	266
500	Chubb INA Holdings, Inc., 3.150%, 03/15/25	510
	Lincoln National Corp.,
250	4.000%, 09/01/23	265
300	7.000%, 06/15/40	399
	MetLife, Inc.,
500	3.600%, 04/10/24	527
300	4.050%, 03/01/45	302
750	New York Life Global Funding, 1.950%, 02/11/20 (e)	752
500	Prudential Financial, Inc., 3.500%, 05/15/24	523
1,000	TIAA Asset Management Finance Co. LLC, 4.125%, 11/01/24 (e)	1,038
350	Travelers Cos., Inc. (The), 4.000%, 05/30/47	356
500	Willis North America, Inc., 3.600%, 05/15/24	507
500	XLIT Ltd., (Bermuda), 4.450%, 03/31/25	518

		9,159

	Total Financials	101,270

	Health Care — 5.4%
	Biotechnology — 0.5%
500	AbbVie, Inc., 4.300%, 05/14/36	503
1,000	Amgen, Inc., 4.400%, 05/01/45	1,010
	Celgene Corp.,
400	2.250%, 05/15/19	403
500	2.875%, 08/15/20	512
500	Gilead Sciences, Inc., 3.500%, 02/01/25	515

		2,943

	Health Care Equipment & Supplies — 0.6%
	Abbott Laboratories,
500	2.950%, 03/15/25	489
500	3.400%, 11/30/23	511
1,000	Becton Dickinson and Co., 2.404%, 06/05/20	1,002
250	Boston Scientific Corp., 4.125%, 10/01/23	265
515	DJO Finco, Inc., 8.125%, 06/15/21 (e)	479
255	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	269
500	Medtronic, Inc., 2.500%, 03/15/20	509

		3,524

	Health Care Providers & Services — 2.4%
	Acadia Healthcare Co., Inc.,
5	5.125%, 07/01/22	5
80	5.625%, 02/15/23	83
500	Aetna, Inc., 3.500%, 11/15/24	518
410	Air Medical Group Holdings, Inc., 6.375%, 05/15/23 (e)	391
300	AmerisourceBergen Corp., 4.250%, 03/01/45	302
750	Cardinal Health, Inc., 1.950%, 06/15/18	752
	Community Health Systems, Inc.,
90	5.125%, 08/01/21	91
193	6.250%, 03/31/23	200
32	Covenant Surgical Partners, Inc., 8.750%, 08/01/19 (e)	31
500	DaVita, Inc., 5.000%, 05/01/25	497
750	Express Scripts Holding Co., 2.250%, 06/15/19	753
	HCA, Inc.,
20	5.250%, 04/15/25	22
1,905	5.375%, 02/01/25	2,003
1,300	7.500%, 02/15/22	1,498
	HealthSouth Corp.,
410	5.750%, 11/01/24	423
5	5.750%, 09/15/25	5
500	Humana, Inc., 3.950%, 03/15/27	521
800	Kindred Healthcare, Inc., 8.750%, 01/15/23	836
500	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	510
	LifePoint Health, Inc.,
13	5.375%, 05/01/24 (e)	13
81	5.500%, 12/01/21	84
	Molina Healthcare, Inc.,
91	4.875%, 06/15/25 (e)	92
121	5.375%, 11/15/22	128
	Quest Diagnostics, Inc.,
1,000	2.700%, 04/01/19	1,014

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — continued
500	3.500%, 03/30/25	506
82	Team Health Holdings, Inc., 6.375%, 02/01/25 (e)	80
	Tenet Healthcare Corp.,
250	4.500%, 04/01/21	256
825	6.750%, 02/01/20	852
50	8.000%, 08/01/20	51
1,415	8.125%, 04/01/22	1,495
	UnitedHealth Group, Inc.,
250	4.625%, 07/15/35	279
500	4.750%, 07/15/45	563

		14,854

	Life Sciences Tools & Services — 0.1%
750	Agilent Technologies, Inc., 3.050%, 09/22/26	730

	Pharmaceuticals — 1.8%
101	Allergan Funding SCS, 4.750%, 03/15/45	107
	Concordia International Corp., (Canada),
111	7.000%, 04/15/23 (e)	22
100	9.000%, 04/01/22 (e)	75
	Eli Lilly & Co.,
500	3.100%, 05/15/27	507
300	3.700%, 03/01/45	294
200	Endo Dac, 6.000%, 07/15/23 (e)	184
750	GlaxoSmithKline Capital, Inc., (United Kingdom), 2.800%, 03/18/23	764
	Merck & Co., Inc.,
500	2.750%, 02/10/25	501
400	4.150%, 05/18/43	422
1,000	Mylan NV, 3.150%, 06/15/21	1,019
826	Pfizer, Inc., 3.000%, 06/15/23	854
1,000	Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/21	993
	Teva Pharmaceutical Finance Netherlands III BV, (Israel),
1,300	1.700%, 07/19/19	1,290
500	4.100%, 10/01/46	440
	Valeant Pharmaceuticals International, Inc.,
178	5.375%, 03/15/20 (e)	166
500	5.875%, 05/15/23 (e)	407
322	6.125%, 04/15/25 (e)	257
5	6.750%, 08/15/18 (e)	5
56	6.750%, 08/15/21 (e)	50
328	7.000%, 03/15/24 (e)	347
1,125	7.250%, 07/15/22 (e)	999
1,175	7.500%, 07/15/21 (e)	1,088
750	Zoetis, Inc., 3.450%, 11/13/20	778

		11,569

	Total Health Care	33,620

	Industrials — 3.8%
	Aerospace & Defense — 1.0%
500	Airbus SE, (France), 3.150%, 04/10/27 (e)	507
5	Arconic, Inc., 5.125%, 10/01/24	5
	Boeing Co. (The),
1,000	2.350%, 10/30/21	1,013
250	3.500%, 03/01/45	237
13	Bombardier, Inc., (Canada), 8.750%, 12/01/21 (e)	15
10	Huntington Ingalls Industries, Inc., 5.000%, 11/15/25 (e)	11
450	KLX, Inc., 5.875%, 12/01/22 (e)	474
300	Lockheed Martin Corp., 3.800%, 03/01/45	294
	Northrop Grumman Corp.,
1,000	3.250%, 08/01/23	1,037
250	3.850%, 04/15/45	246
1,000	Rockwell Collins, Inc., 3.200%, 03/15/24	1,014
	TransDigm, Inc.,
10	6.000%, 07/15/22	10
550	6.500%, 05/15/25	570
82	Triumph Group, Inc., 4.875%, 04/01/21	82
	United Technologies Corp.,
750	2.800%, 05/04/24	754
300	4.150%, 05/15/45	309

		6,578

	Air Freight & Logistics — 0.1%
500	FedEx Corp., 4.100%, 02/01/45	480

	Airlines — 0.2%
253	Allegiant Travel Co., 5.500%, 07/15/19	261
170	American Airlines Group, Inc., 5.500%, 10/01/19 (e)	178
	Southwest Airlines Co.,
500	2.750%, 11/06/19	508
500	3.000%, 11/15/26	487

		1,434

	Building Products — 0.1%
500	CRH America Finance, Inc., (Ireland), 3.400%, 05/09/27 (e)	504
13	Griffon Corp., 5.250%, 03/01/22	13
350	Johnson Controls International plc, 4.500%, 02/15/47	368

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Building Products — continued
50	Summit Materials LLC, 6.125%, 07/15/23	52

		937

	Commercial Services & Supplies — 0.3%
350	ADT Corp. (The), 3.500%, 07/15/22	342
3	APX Group, Inc., 6.375%, 12/01/19	3
13	Clean Harbors, Inc., 5.125%, 06/01/21	13
8	Corporate Risk Holdings LLC, 9.500%, 07/01/19 (e)	9
153	GFL Environmental, Inc., (Canada), 5.625%, 05/01/22 (e)	154
37	KAR Auction Services, Inc., 5.125%, 06/01/25 (e)	38
	Nielsen Finance LLC,
185	4.500%, 10/01/20	188
510	5.000%, 04/15/22 (e)	525
500	Waste Management, Inc., 3.125%, 03/01/25	508

		1,780

	Electrical Equipment — 0.1%
500	General Cable Corp., 5.750%, 10/01/22	492

	Industrial Conglomerates — 0.2%
107	CTP Transportation Products LLC, 8.250%, 12/15/19 (e)	99
185	General Electric Co., 5.875%, 01/14/38	238
	Honeywell International, Inc.,
500	1.850%, 11/01/21	493
400	2.500%, 11/01/26	386

		1,216

	Machinery — 0.4%
500	CNH Industrial Capital LLC, 4.875%, 04/01/21	531
16	Novelis Corp., 5.875%, 09/30/26 (e)	16
71	Optimas OE Solutions Holding LLC, 8.625%, 06/01/21 (e)	70
500	Snap-on, Inc., 3.250%, 03/01/27	513
1,500	Stanley Black & Decker, Inc., 2.451%, 11/17/18	1,515
16	Terex Corp., 5.625%, 02/01/25 (e)	16

		2,661

	Professional Services — 0.0% (g)
133	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	135

	Road & Rail — 1.0%
400	Ashtead Capital, Inc., (United Kingdom), 6.500%, 07/15/22 (e)	414
	Avis Budget Car Rental LLC,
550	5.500%, 04/01/23	539
200	6.375%, 04/01/24 (e)	197
500	Burlington Northern Santa Fe LLC, 5.750%, 05/01/40	631
750	CSX Corp., 3.400%, 08/01/24	776
	Herc Rentals, Inc.,
117	7.500%, 06/01/22 (e)	124
121	7.750%, 06/01/24 (e)	129
	Hertz Corp. (The),
960	6.250%, 10/15/22	820
550	7.375%, 01/15/21	518
73	7.625%, 06/01/22 (e)	73
135	Jack Cooper Holdings Corp., 9.250%, 06/01/20	48
500	Norfolk Southern Corp., 3.150%, 06/01/27	501
16	Park Aerospace Holdings Ltd., (Ireland), 5.250%, 08/15/22 (e)	17
500	Penske Truck Leasing Co. LP, 3.375%, 02/01/22 (e)	515
500	Ryder System, Inc., 2.650%, 03/02/20	505
250	Union Pacific Corp., 3.375%, 02/01/35	247

		6,054

	Trading Companies & Distributors — 0.4%
250	H&E Equipment Services, Inc., 7.000%, 09/01/22	261
560	HD Supply, Inc., 5.250%, 12/15/21 (e)	590
	International Lease Finance Corp.,
20	5.875%, 08/15/22	23
750	6.250%, 05/15/19	806
	United Rentals North America, Inc.,
10	5.750%, 11/15/24	11
500	6.125%, 06/15/23	528
208	7.625%, 04/15/22	217

		2,436

	Total Industrials	24,203

	Information Technology — 5.1%
	Communications Equipment — 0.5%
80	Avaya, Inc., 7.000%, 04/01/19 (e) (d)	65
	Cisco Systems, Inc.,
1,000	2.200%, 09/20/23	983
300	5.500%, 01/15/40	374
250	CommScope Technologies LLC, 6.000%, 06/15/25 (e)	266

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Communications Equipment — continued
1,500	CommScope, Inc., 5.500%, 06/15/24 (e)	1,573

		3,261

	Electronic Equipment, Instruments & Components — 0.2%
500	Arrow Electronics, Inc., 4.000%, 04/01/25	510
7	Belden, Inc., 5.500%, 09/01/22 (e)	7
240	Bonal International, Inc., 5.750%, 02/01/23 (d)	—
750	Zebra Technologies Corp., 7.250%, 10/15/22	805

		1,322

	Internet Software & Services — 0.7%
1,000	Alibaba Group Holding Ltd., (China), 2.500%, 11/28/19	1,006
	Alphabet, Inc.,
500	1.998%, 08/15/26	470
400	3.375%, 02/25/24	422
500	Baidu, Inc., (China), 3.250%, 08/06/18	506
650	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	684
500	eBay, Inc., 3.600%, 06/05/27	497
140	GTT Communications, Inc., 7.875%, 12/31/24 (e)	150
17	Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	18
760	Zayo Group LLC, 6.000%, 04/01/23	804

		4,557

	IT Services — 0.5%
16	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	16
	First Data Corp.,
750	5.750%, 01/15/24 (e)	793
418	7.000%, 12/01/23 (e)	451
750	International Business Machines Corp., 1.875%, 08/01/22	733
500	Mastercard, Inc., 2.950%, 11/21/26	505
350	Visa, Inc., 4.150%, 12/14/35	376
10	WEX, Inc., 4.750%, 02/01/23 (e)	10

		2,884

	Semiconductors & Semiconductor Equipment — 1.4%
1,325	Amkor Technology, Inc., 6.375%, 10/01/22	1,381
	Broadcom Corp.,
1,000	3.625%, 01/15/24 (e)	1,018
114	3.875%, 01/15/27 (e)	116
350	Entegris, Inc., 6.000%, 04/01/22 (e)	365
	Intel Corp.,
1,000	2.450%, 07/29/20	1,019
1,000	2.875%, 05/11/24	1,008
875	Micron Technology, Inc., 5.250%, 01/15/24 (e)	901
	QUALCOMM, Inc.,
1,000	2.600%, 01/30/23	1,002
1,000	3.450%, 05/20/25	1,030
910	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26 (e)	992

		8,832

	Software — 1.1%
250	Activision Blizzard, Inc., 2.600%, 06/15/22	250
750	Adobe Systems, Inc., 3.250%, 02/01/25	772
250	CA, Inc., 4.500%, 08/15/23	268
158	Change Healthcare Holdings LLC, 5.750%, 03/01/25 (e)	162
500	Infor Software Parent LLC, 7.125% (cash), 05/01/21 (e) (v)	516
1,139	Infor US, Inc., 6.500%, 05/15/22	1,186
43	Interface Security Systems Holdings, Inc., 9.250%, 01/15/18	42
	Microsoft Corp.,
1,000	2.875%, 02/06/24	1,018
350	4.000%, 02/12/55	347
500	4.100%, 02/06/37	532
	Oracle Corp.,
500	2.800%, 07/08/21	515
300	3.250%, 05/15/30	304
500	3.400%, 07/08/24	520
300	4.375%, 05/15/55	310

		6,742

	Technology Hardware, Storage & Peripherals — 0.7%
750	Apple, Inc., 2.500%, 02/09/25	736
	Diamond 1 Finance Corp.,
56	5.875%, 06/15/21 (e)	59
475	6.020%, 06/15/26 (e)	524
55	7.125%, 06/15/24 (e)	62
140	EMC Corp., 1.875%, 06/01/18	139
1,000	Hewlett Packard Enterprise Co., 4.400%, 10/15/22	1,067
5	NCR Corp., 6.375%, 12/15/23	5
	Western Digital Corp.,
883	7.375%, 04/01/23 (e)	966
440	10.500%, 04/01/24	516

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Technology Hardware, Storage & Peripherals — continued
200	Xerox Corp., 4.070%, 03/17/22 (e)	207

		4,281

	Total Information Technology	31,879

	Materials — 1.8%
	Chemicals — 1.0%
500	Ashland LLC, 4.750%, 08/15/22	521
7	Chemours Co. (The), 6.625%, 05/15/23	7
250	Cytec Industries, Inc., (Belgium), 3.950%, 05/01/25	253
	Dow Chemical Co. (The),
500	3.500%, 10/01/24	517
500	4.125%, 11/15/21	535
250	4.375%, 11/15/42	256
930	Hexion, Inc., 6.625%, 04/15/20	865
	Huntsman International LLC,
700	4.875%, 11/15/20	742
150	5.125%, 11/15/22	162
200	INEOS Group Holdings SA, (Luxembourg), 5.625%, 08/01/24 (e)	205
	LyondellBasell Industries NV,
250	4.625%, 02/26/55	244
500	6.000%, 11/15/21	570
	Monsanto Co.,
500	3.375%, 07/15/24	506
400	4.200%, 07/15/34	404
105	PQ Corp., 6.750%, 11/15/22 (e)	114
283	Reichhold Industries, Inc., 11.030%, 05/01/18 (e) (d)	–
500	Sherwin-Williams Co. (The), 2.750%, 06/01/22	502

		6,403

	Containers & Packaging — 0.3%
10	Ball Corp., 5.250%, 07/01/25	11
500	Bemis Co., Inc., 3.100%, 09/15/26	491
180	Flex Acquisition Co., Inc., 6.875%, 01/15/25 (e)	188
385	International Paper Co., 7.300%, 11/15/39	519
59	Pactiv LLC, 8.375%, 04/15/27	66
	Reynolds Group Issuer, Inc., (New Zealand),
630	5.750%, 10/15/20	647
124	6.875%, 02/15/21	127
194	7.000%, 07/15/24 (e)	209

		2,258

	Metals & Mining — 0.4%
930	AngloGold Ashanti Holdings plc, (South Africa), 5.375%, 04/15/20	981
5	Cliffs Natural Resources, Inc., 8.250%, 03/31/20 (e)	5
5	FMG Resources August 2006 Pty. Ltd., (Australia), 9.750%, 03/01/22 (e)	6
12	Freeport-McMoRan, Inc., 2.300%, 11/14/17	12
1,005	Gold Fields Orogen Holdings BVI Ltd., (South Africa), 4.875%, 10/07/20 (e)	1,025
17	Hudbay Minerals, Inc., (Canada), 7.250%, 01/15/23 (e)	18
52	United States Steel Corp., 8.375%, 07/01/21 (e)	57
222	Zekelman Industries, Inc., 9.875%, 06/15/23 (e)	251

		2,355

	Paper & Forest Products — 0.1%
500	Georgia-Pacific LLC, 3.163%, 11/15/21 (e)	513

	Total Materials	11,529

	Real Estate — 0.8%
	Equity Real Estate Investment Trusts (REITs) — 0.8%
	American Tower Corp.,
500	2.800%, 06/01/20	508
500	3.450%, 09/15/21	517
500	AvalonBay Communities, Inc., 3.450%, 06/01/25	511
500	Boston Properties LP, 2.750%, 10/01/26	473
525	CoreCivic, Inc., 4.625%, 05/01/23	529
13	Equinix, Inc., 5.375%, 01/01/22	14
	GEO Group, Inc. (The),
400	5.125%, 04/01/23	402
215	5.875%, 01/15/22	224
200	5.875%, 10/15/24	206
	Iron Mountain, Inc.,
67	4.375%, 06/01/21 (e)	70
10	6.000%, 10/01/20 (e)	10
19	6.000%, 08/15/23	20
350	Kimco Realty Corp., 4.250%, 04/01/45	330
200	RHP Hotel Properties LP, 5.000%, 04/15/23	205
500	Uniti Group, Inc., 8.250%, 10/15/23	526
625	Welltower, Inc., 4.700%, 09/15/17	630

	Total Real Estate	5,175

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Telecommunication Services — 3.8%
	Diversified Telecommunication Services — 3.0%
	AT&T, Inc.,
750	3.200%, 03/01/22	764
600	3.900%, 03/11/24	619
500	3.950%, 01/15/25	511
500	4.500%, 05/15/35	484
850	5.350%, 09/01/40	887
300	6.000%, 08/15/40	334
765	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	785
	CCO Holdings LLC,
860	5.125%, 05/01/23 (e)	905
10	5.500%, 05/01/26 (e)	10
	CenturyLink, Inc.,
700	Series T, 5.800%, 03/15/22	732
10	Series V, 5.625%, 04/01/20	11
1,000	Deutsche Telekom International Finance BV, (Germany), 2.225%, 01/17/20 (e)	1,004
897	Frontier Communications Corp., 11.000%, 09/15/25	838
241	GCI, Inc., 6.750%, 06/01/21	248
	Intelsat Jackson Holdings SA, (Luxembourg),
1,418	5.500%, 08/01/23	1,170
369	7.250%, 04/01/19	352
353	7.250%, 10/15/20	319
416	7.500%, 04/01/21	370
	Level 3 Financing, Inc.,
151	5.375%, 01/15/24	158
750	5.625%, 02/01/23	783
10	6.125%, 01/15/21	10
82	Qualitytech LP, 5.875%, 08/01/22	85
675	SFR Group SA, (France), 6.000%, 05/15/22 (e)	707
	Sprint Capital Corp.,
370	6.900%, 05/01/19	399
730	8.750%, 03/15/32	920
	Verizon Communications, Inc.,
500	3.000%, 11/01/21	510
500	4.125%, 03/16/27	519
500	4.125%, 08/15/46	444
1,000	4.150%, 03/15/24	1,058
577	4.272%, 01/15/36	550
500	4.400%, 11/01/34	489
	Wind Acquisition Finance SA, (Italy),
200	4.750%, 07/15/20 (e)	203
500	7.375%, 04/23/21 (e)	521
	Windstream Services LLC,
300	6.375%, 08/01/23	254
310	7.500%, 06/01/22	287
820	7.750%, 10/01/21	793

		19,033

	Wireless Telecommunication Services — 0.8%
675	America Movil SAB de CV, (Mexico), 5.000%, 03/30/20	728
15	Hughes Satellite Systems Corp., 5.250%, 08/01/26	15
	Sprint Communications, Inc.,
585	9.000%, 11/15/18 (e)	642
331	11.500%, 11/15/21	425
	Sprint Corp.,
400	7.625%, 02/15/25	460
2,450	7.875%, 09/15/23	2,833
	T-Mobile USA, Inc.,
13	6.000%, 04/15/24	14
15	6.500%, 01/15/26	17

		5,134

	Total Telecommunication Services	24,167

	Utilities — 2.9%
	Electric Utilities — 1.6%
300	Alabama Power Co., 3.750%, 03/01/45	292
300	Commonwealth Edison Co., 3.700%, 03/01/45	294
300	DTE Electric Co., 3.700%, 03/15/45	295
	Duke Energy Carolinas LLC,
300	3.750%, 06/01/45	296
435	6.000%, 01/15/38	561
750	Duke Energy Corp., 1.800%, 09/01/21	733
750	Enel Finance International NV, (Italy), 2.875%, 05/25/22 (e)	749
535	Entergy Arkansas, Inc., 3.750%, 02/15/21	562
500	Gulf Power Co., 3.300%, 05/30/27	505
500	MidAmerican Energy Co., 3.100%, 05/01/27	506
600	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42	526
1,010	Nevada Power Co., 7.125%, 03/15/19	1,104
500	NSTAR Electric Co., 3.200%, 05/15/27	508

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electric Utilities — continued
	Pacific Gas & Electric Co.,
500	3.300%, 03/15/27	512
440	5.400%, 01/15/40	538
250	Potomac Electric Power Co., 4.150%, 03/15/43	261
500	Public Service Electric & Gas Co., 3.000%, 05/15/27	504
	Xcel Energy, Inc.,
500	3.350%, 12/01/26	508
730	4.700%, 05/15/20	775

		10,029

	Gas Utilities — 0.2%
7	Ferrellgas LP, 6.750%, 01/15/22	7
500	KeySpan Gas East Corp., 2.742%, 08/15/26 (e)	486
500	Korea Gas Corp., (South Korea), 2.875%, 07/29/18 (e)	504

		997

	Independent Power and Renewable Electricity Producers — 0.2%
700	AES Corp., 4.875%, 05/15/23	711
81	Calpine Corp., 5.250%, 06/01/26 (e)	81
	NRG Energy, Inc.,
700	6.625%, 01/15/27	688
129	7.250%, 05/15/26	132

		1,612

	Multi-Utilities — 0.8%
385	Berkshire Hathaway Energy Co., 6.500%, 09/15/37	514
	Consolidated Edison Co. of New York, Inc.,
250	4.450%, 03/15/44	272
350	4.625%, 12/01/54	382
	Dominion Energy, Inc.,
1,000	2.579%, 07/01/20	1,008
250	4.700%, 12/01/44	264
630	5.200%, 08/15/19	672
250	Series C, 4.900%, 08/01/41	270
300	DTE Energy Co., Series C, 3.500%, 06/01/24	306
	NiSource Finance Corp.,
500	3.490%, 05/15/27	507
97	6.800%, 01/15/19	104
560	TECO Finance, Inc., 5.150%, 03/15/20	598

		4,897

	Water Utilities — 0.1%
500	Aquarion Co., 4.000%, 08/15/24 (e)	509

	Total Utilities	18,044

	Total Corporate Bonds (Cost $354,374)	358,427

Foreign Government Security — 0.1%
750	Export-Import Bank of Korea, (South Korea), 2.250%, 01/21/20 (Cost $749)	748

Mortgage-Backed Securities — 26.7%
12	FHLMC Gold Pools, 20 Year, Single Family, 6.000%, 01/01/29	13
	FHLMC Gold Pools, 30 Year, Single Family,
11,000	TBA, 3.000%, 06/15/47 (w)	11,044
21,600	TBA, 3.500%, 06/15/47 (w)	22,295
4,100	TBA, 4.000%, 06/15/47 (w)	4,329
2,000	TBA, 4.500%, 06/15/47 (w)	2,154
645	6.000%, 02/01/36—08/01/38	736
4	7.000%, 12/01/25—02/01/26	4
26	7.500%, 10/01/26—02/01/27	28
9	8.000%, 05/01/26—07/01/26	10
	FNMA, 15 Year, Single Family,
3,200	TBA, 2.500%, 06/25/32 (w)	3,232
3,500	TBA, 3.000%, 06/25/32 (w)	3,609
5,260	TBA, 4.000%, 06/25/32 (w)	5,456
4,035	TBA, 5.000%, 06/25/32 (w)	4,131
	FNMA, 30 Year, Single Family,
16,100	TBA, 3.000%, 06/25/47 (w)	16,173
19,140	TBA, 3.500%, 06/25/47 (w)	19,755
10,500	TBA, 4.000%, 06/25/47 (w)	11,086
6,700	TBA, 4.500%, 06/25/47 (w)	7,221
2,000	TBA, 5.500%, 06/25/47 (w)	2,228
9,017	4.000%, 05/01/45—06/01/45	9,668
428	6.000%, 05/01/37	485
126	6.500%, 07/01/29—03/01/35	147
47	7.000%, 02/01/35—03/01/35	52
5	7.500%, 03/01/35	6
157	GNMA I, 30 Year, Single Family, 7.000%, 09/15/31	187
	GNMA, 30 Year, Single Family,
11,350	TBA, 3.000%, 06/15/47 (w)	11,555
8,000	TBA, 3.500%, 06/15/47 (w)	8,338
6,500	TBA, 4.000%, 06/15/47 (w)	6,875

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Mortgage-Backed Securities — continued
8,500		TBA, 4.500%, 06/15/47 (w)	9,141
4,300		TBA, 5.000%, 06/15/47 (w)	4,719
2,400		TBA, 6.000%, 06/15/47 (w)	2,719

		Total Mortgage-Backed Securities (Cost $165,991)	167,396

U.S. Government Agency Securities — 1.8%
1,500		FHLB, 2.875%, 09/13/24	1,565
		FNMA,
5,000		0.875%, 05/21/18	4,983
2,600		1.750%, 09/12/19	2,620
2,000		1.875%, 09/24/26	1,904

		Total U.S. Government Agency Securities (Cost $11,137)	11,072

U.S. Treasury Obligations — 4.5%
		U.S. Treasury Bond,
2,847		2.250%, 08/15/46	2,489
3,600		2.750%, 11/15/42	3,535
2,000		2.875%, 08/15/45	2,000
6,000		2.875%, 11/15/46	5,998
6,370		3.375%, 05/15/44	7,002
4,865		3.875%, 08/15/40	5,782
1,300		4.500%, 02/15/36	1,683

		Total U.S. Treasury Obligations (Cost $28,174)	28,489

SHARES
Common Stocks — 0.2%
		Energy — 0.1%
		Oil, Gas & Consumable Fuels — 0.1%
7		Amplify Energy Corp. (a)	93
6		Bonanza Creek Energy, Inc. (a)	229
11		Chaparral Energy, Inc. (a)	287
7		Halcon Resources Corp. (a)	41
6		SandRidge Energy, Inc. (a)	125

		Total Energy	775

		Materials — 0.1%
		Chemicals — 0.1%
–	(h)	Reichhold , Inc. (a)	346

		Total Common Stocks (Cost $974)	1,121

Loan Assignments — 0.4%
		Consumer Discretionary — 0.1%
		Distributors — 0.0% (g)
37		Univar USA, Inc., Term B-2 Loan, VAR, 3.795%, 07/01/22	38

		Hotels, Restaurants & Leisure — 0.1%
324		Caesars Entertainment Operating Co., Inc., Term Loan B-6, VAR, 10.250%, 12/31/26 ^	381

		Media — 0.0% (g)
140		Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan, VAR, 4.260%, 08/18/23	141
100		Zuffa LLC, 2nd Lien Guaranteed Senior Secured Term Loan, VAR, 8.510%, 08/18/24	102

			243

		Specialty Retail — 0.0% (g)
65		Petco Animal Supplies, Inc., 1st Lien Term Loan B-1, VAR, 4.172%, 01/26/23	60

		Total Consumer Discretionary	722

		Consumer Staples — 0.1%
		Food & Staples Retailing — 0.0% (g)
191		BJ’s Wholesale Club, Inc., 1st Lien Term Loan, VAR, 4.750%, 01/27/24	190

		Household Products — 0.1%
226		Zep Inc., Term Loan, VAR, 5.045%, 06/27/22	227

		Total Consumer Staples	417

		Energy — 0.2%
		Energy Equipment & Services — 0.1%
213		Vistra Operations Co. LLC, Term Loan B-2, VAR, 4.258%, 12/14/23	213

		Oil, Gas & Consumable Fuels — 0.1%
369		Citgo Holding, Inc., Term Loan, VAR, 9.647%, 05/12/18	373
65		Exco Resources, Inc., 1st Lien Term Loan A, VAR, 12.500%, 10/19/20	43
398		Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.300%, 07/27/23	381

			797

		Total Energy	1,010

		Health Care — 0.0% (g)
		Pharmaceuticals — 0.0% (g)
66		Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.279%, 10/21/21	48

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Industrials — 0.0% (g)
	Marine — 0.0% (g)
130	American Commercial Lines, Inc., Term Loan B, VAR, 9.795%, 11/12/20	113

	Information Technology — 0.0% (g)
	Software — 0.0% (g)
44	Rackspace Hosting, Inc., 1st Lien Term Loan B, VAR, 4.672%, 11/03/23	44
152	Synchronoss Technologies., 1st Lien Term B Loan, VAR, 4.082%, 01/19/24	140

	Total Information Technology	184

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
237	HLX PLY Holdings, Inc., Term Loan, VAR, 4.398%, 12/29/23	238

	Total Loan Assignments (Cost $2,788)	2,732

Options Purchased — 0.0% (g)
	Foreign Exchange Currency Options — 0.0%(g)
	Call Options Purchased — 0.0% (g)
829	KRW Put/USD Call, Expiring 03/02/18 at 1,242.30 KRW to 1 USD, Vanilla, American Style (a)	10
829	KRW Put/USD Call, Expiring 03/02/18 at 1,245.00 KRW to 1 USD, Vanilla, American Style (a)	9

	Total Call Options Purchased	19

	Put Options Purchased — 0.0% (g)
413	RUB Call/USD Put, Expiring 07/19/17 at 55.00 RUB to 1 USD, Vanilla, American Style (a)	1

	Total Foreign Exchange Currency Options	20

NUMBER OF CONTRACTS
	Put Options Purchased — 0.0% (g)
177	Eurodollar, Expiring 12/18/17, at $98.38, American Style (a)	9
64	Eurodollar 1 Year Midcurve, Expiring 06/16/17, at $98.00, American Style (a)	—	(h)
70	Eurodollar 2 Year Midcurve, Expiring 06/16/17, at $97.88, American Style (a)	1

	Total Put Options Purchased	10

	Total Options Purchased (Cost $75)	30

Short-Term Investments— 30.7%
	Certificates of Deposit— 5.7%
8,000	Credit Industriel et Commercial, (France), VAR, 1.144%, 11/10/17	8,001
5,000	Dexia Credit Local SA, (France), VAR, 1.503%, 06/08/17	5,001
8,000	Mitsubishi UFJ Trust & Banking Corp., 1.530%, 08/23/17	8,007
5,000	Mizuho Bank Ltd., (Japan), VAR, 1.393%, 09/06/17	5,005
10,000	Sumitomo Mitsui Banking Corp., (Japan), VAR, 1.215%, 11/03/17	10,002

	Total Certificates of Deposit (Cost $36,003)	36,016

	Commercial Paper— 12.3% (n)
12,000	Bank Nederlandse Gemeenten NV, (Netherlands), 1.093%, 08/04/17	11,976
8,000	Bank of China Ltd., (China), 1.262%, 06/16/17	7,996
10,000	Barton Capital LLC, 1.163%, 07/20/17 (e)	9,984
5,000	BPCE SA, (France), 1.344%, 09/05/17 (e)	4,986
5,000	Canadian Imperial Bank of Commerce, (Canada), VAR, 1.175%, 01/12/18 (e)	5,002
2,000	Cancara Asset Securitisation LLC, 1.001%, 06/08/17	2,000
3,000	Commonwealth Bank of Australia, (Australia), VAR, 1.438%, 02/12/18 (e)	3,007
10,000	DBS Bank Ltd., (Singapore), 1.138%, 06/22/17 (e)	9,995
6,000	Erste Abwicklungsanstalt, (Germany), 1.278%, 09/05/17	5,984
6,000	NRW Bank, (Germany), 1.098%, 07/26/17	5,990
5,000	Ridgefield Funding Co. LLC, 1.183%, 06/01/17 (e)	5,000
5,000	Westpac Banking Corp., (Australia), VAR, 1.412%, 02/16/18 (e)	5,009

	Total Commercial Paper (Cost $76,902)	76,929

	Repurchase Agreements— 0.9%
1,300	Citigroup Global Markets, Inc., 1.710%, dated 05/31/17, due 09/14/17, repurchase price $1,307, collateralized by Sovereign Government Securities, 5.750%, due 05/11/47, with the value of $1,404.	1,300

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Short-Term Investments — continued
1,300	Citigroup Global Markets, Inc., 1.710%, dated 05/31/17, due 09/14/17, repurchase price $1,307, collateralized by Collateralized Mortgage Obligations, 4.700%, due 03/12/49, with the value of $1,404.	1,300
3,000	Merrill Lynch PFS, Inc., 1.610%, dated 05/31/17, due 11/14/2017, repurchase price $3,022, collateralized by Asset-Backed Securities, 0.000%, due 05/01/22, with the value of $3,300.	3,000

	Total Repurchase Agreements (Cost $5,600)	5,600

	U.S. Treasury Obligations— 0.1%
	U.S. Treasury Bill,
715	0.620%, 06/22/17 (k) (n)	715
75	0.892%, 09/07/17 (k) (n)	75

	Total U.S. Treasury Obligations (Cost $789)	790

SHARES
	Investment Company — 11.7%
73,461	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.660% (b) (l) (Cost $ 73,461)	73,461

	Total Short-Term Investments (Cost $192,755)	192,796

	Total Investments — 124.8% (Cost $776,495)	783,022
	Liabilities in Excess of Other Assets — (24.8)%	(155,590)

	NET ASSETS — 100.0%	$627,432

Percentages indicated are based on net assets.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
113	10 Year U.S. Treasury Note	09/20/17	USD	14,271	39
22	U.S. Treasury Long Bond	09/20/17	USD	3,384	22
80	5 Year U.S. Treasury Note	09/29/17	USD	9,465	16
	Short Futures Outstanding
(43)	Euro-Bobl	06/08/17	EUR	(6,385)	(16)
(15)	Euro-BTP	06/08/17	EUR	(2,243)	(4)
(17)	Euro-Bund	06/08/17	EUR	(3,100)	(23)
(6)	90 Day Eurodollar	06/19/17	USD	(1,481)	(1)
(6)	90 Day Eurodollar	09/18/17	USD	(1,480)	(2)
(59)	2 Year U.S. Treasury Note	09/29/17	USD	(12,773)	(6)
(21)	5 Year U.S. Treasury Note	09/29/17	USD	(2,484)	(5)
(5)	90 Day Eurodollar	12/16/19	USD	(1,226)	(7)

					13

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
863	AUD	Credit Suisse International	07/24/17	658	641	(17)
214,989	CLP	Credit Suisse International†	07/24/17	325	318	(7)
214,989	CLP	Goldman Sachs International†	07/24/17	323	319	(4)
32,386	INR	BNP Paribas†	07/13/17	473	500	27
112,920	JPY	Deutsche Bank AG	07/13/17	1,029	1,021	(8)
1,134,896	KRW	BNP Paribas†	07/13/17	1,015	1,014	(1)
320,732	KRW	Standard Chartered Bank†	07/13/17	281	287	6

				4,104	4,100	(4)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
863	AUD	Goldman Sachs International	07/24/17	650	641	9
429,978	CLP	Goldman Sachs International†	07/24/17	646	637	9
32,386	INR	BNP Paribas†	07/13/17	478	501	(23)
112,920	JPY	Goldman Sachs International	07/13/17	1,017	1,021	(4)
1,455,628	KRW	Standard Chartered Bank†	07/13/17	1,256	1,301	(45)

				4,047	4,101	(54)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.362%	20	(1)	2
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.362	22	(1)	3
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.362	40	(1)	5
Avon Products Inc., 6.500%, 03/01/19	5.000% quarterly	06/20/22	6.923	90	6	(5)
Chesapeake Energy Corp., 6.625%, 08/15/20	5.000% quarterly	06/20/22	6.335	90	4	(3)
CIT Group, Inc., 5.250%, 03/15/18	5.000% quarterly	06/20/18	0.115	25	(2)	1
People’s Republic of China, 7.500%, 10/28/27	1.000% quarterly	06/20/22	0.777	3,300	(42)	6
Springleaf Finance Corp., 6.900%, 12/15/17	5.000% quarterly	09/20/17	0.524	100	(2)	8
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/22	1.194	2,900	21	(76)
BNP Paribas:
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/22	1.970	2,460	107	(176)
Standard Chartered Bank, 5.875%, 09/26/17	1.000% quarterly	06/20/22	1.309	EUR 330	5	(10)
Citibank NA:
Beazer Homes USA Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	0.306	100	(4)	5
Nabors Industries, Inc., 6.150%, 02/15/18	1.000% quarterly	06/20/22	3.313	200	20	(16)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	0.778	55	(5)	(4)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	0.778	65	(6)	(5)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	0.778	78	(7)	(6)
Credit Suisse International:
Ally Financial, Inc., 7.500%, 09/15/20	5.000% quarterly	12/20/17	0.362	70	(2)	8
Goldman Sachs International:
Beazer Homes USA Inc., 9.125%, 05/15/19	5.000% quarterly	12/20/17	0.306	50	(2)	2
Canadian Natural Resources Ltd., 3.450%, 11/15/21	1.000% quarterly	06/20/22	1.205	250	2	(5)
Devon Energy Corp., 7.950%, 04/15/32	1.000% quarterly	06/20/22	1.221	160	1	(3)
Sprint Communications, Inc., 8.375%, 08/15/17	5.000% quarterly	06/20/19	0.778	132	(13)	(3)

					78	(272)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Credit indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America NA:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.555%	40	3	(7)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.555	60	4	(12)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.555	60	4	(18)
CDX.EM.27-V1	1.000% quarterly	06/20/22	1.952	1,090	46	(49)
CMBX.NA.A.6	2.000% monthly	05/11/63	2.681	80	2	1
CMBX.NA.AA.3	0.270% monthly	12/13/49	76.544	260	97	(148)
Citibank NA:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.681	90	3	1
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	3,832.963	180	14	(153)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	3,832.963	210	16	(168)
CDX.EM.27-V1	1.000% quarterly	06/20/22	1.952	990	41	(40)
CDX.EM.27-V1	1.000% quarterly	06/20/22	1.952	3,220	134	(163)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.555	30	2	(8)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	0.555	60	4	(15)
Goldman Sachs International:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	0.577	300	4	(2,098)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	0.577	1,300	18	(443)
CMBX.NA.A.6	2.000% monthly	05/11/63	2.681	90	3	1
CMBX.NA.A.6	2.000% monthly	05/11/63	2.681	90	3	2
Morgan Stanley Capital Services:
CMBX.NA.A.6	2.000% monthly	05/11/63	2.681	80	2	1
CMBX.NA.AA.3	0.270% monthly	12/13/49	76.544	140	52	(81)

					452	(3,397)

Centrally Cleared Credit Default Swaps - Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.HY.28-V1	5.000% quarterly	06/20/22	3.296%	680	(57)	49
CDX.NA.IG.28-V1	1.000% quarterly	06/20/22	0.621	8,500	(171)	130
iTraxx Europe Series 27.1	1.000% quarterly	06/20/22	0.624	EUR 4,140	(97)	55

					(325)	234

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Credit Default Swaps - Sell Protection [2]

Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Goldman Sachs International:
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	47.172%	40	(1)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	47.172	40	— (h)	19
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	47.172	40	(1)	21
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	47.172	40	— (h)	21
Bolivarian Republic of Venezuela, 9.250%, 09/15/27	5.000% quarterly	06/20/17	47.172	90	(1)	44

					(3)	124

Credit indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2017 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	90.788%	260	(72)	181
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620% monthly	12/13/49	90.788	140	(39)	98

					(111)	279

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e.,make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.456% semi-annually	3 months LIBOR quarterly	06/21/18	500	(2)
1.541% semi-annually	3 months LIBOR quarterly	12/06/18	451	(3)

				(5)

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America NA:
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in the total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	780	1
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in the total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	920	2
Citibank, NA:
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in the total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	740	1
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in the total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	770	1
IOS Index 4.000% 30 year Fannie Mae Pools (2011)	4.000% and increases in the total return of index	1 month USD LIBOR and decreases in total return of index	01/12/42	770	1
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in the total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,010	2
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in the total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,010	2
Credit Suisse International:
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in the total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	57	—	(h)
IOS Index 5.000% 30 year Fannie Mae Pools (2010)	5.000% and increases in the total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	647	1
Morgan Stanley Capital Services:
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	09/20/17	830	25
iBoxx USD Liquid High Yield Index	3 months USD LIBOR and decreases in total return of index	Increases in total return of index	09/20/17	22,000	691

					727

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Options contracts)

FOREIGN EXCHANGE CURRENCY OPTIONS WRITTEN

Put Options Written

DESCRIPTION	EXERCISE PRICE		EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
KRW Call/USD Put, Expiring 03/02/18 at 1,080.70, Vanilla, American Style	KRW	1,080.700	03/02/18	829	(16)
KRW Call/USD Put, Expiring 03/02/18 at 1,085.00, Vanilla, American Style	KRW	1,085.000	03/02/18	829	(17)
RUB Call/USD Put, Expiring 07/19/17 at 55.00, Vanilla, American Style (Premiums received of $34)	RUB	55.000	07/19/17	413	(1)

					(34)

OPTIONS WRITTEN

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
Eurodollar, American Style (Premiums received of $16)	$98.750	12/18/17	177	(18)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
Eurodollar, American Style (Premiums received of $9)	$98.250	12/18/17	177	(3)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ABS	—	Asset-Backed Security
ABX	—	Asset-Backed Securities Index
AUD	—	Australian Dollar
CLP	—	Chilean Peso
CMBX	—	Commercial Mortgage-Backed Securities index
CSMC	—	Credit Suisse Mortgage Trust
EUR	—	Euro
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
INR	—	Indian Rupee

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

JPY	—	Japanese Yen
KRW	—	Korean Republic Won
LIBOR	—	London Interbank Offered Rate
REMIC	—	Real Estate Mortgage Investment Conduit
RUB	—	Russian Ruble
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2017.
TBA	—	To Be Announced
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(n)	—	The rate shown is the effective yield as of May 31, 2017.
(r)	—	Rates shown are per annum and payments are as described.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2017.
(y)	—	Preferred Security.
^	—	All or a portion of the security is unsettled as of May 31, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
†	—	Non-deliverable forward.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	13,179
Aggregate gross unrealized depreciation	(6,652)

Net unrealized appreciation/depreciation	6,527

Federal income tax cost of investments	776,495

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Energy	$488	$—	$287		$775
Materials	—	—	346		346

Total Common Stocks	488	—	633		1,121

Debt Securities
Asset-Backed Securities	—	927	6,570		7,497
Collateralized Mortgage Obligations	—	7,765	876		8,641
Commercial Mortgage-Backed Securities	—	—	1,773		1,773
Convertible Bonds
Energy	—	580	—		580
Telecommunication Services	—	69	—		69

Total Convertible Bonds	—	649	—		649

Corporate Bonds
Consumer Discretionary	—	55,005	—		55,005
Consumer Staples	—	27,970	—		27,970
Energy	—	25,565	—	(a)	25,565
Financials	—	101,270	—	(b)	101,270
Health Care	—	33,620	—		33,620
Industrials	—	24,155	48		24,203
Information Technology	—	31,879	—	(a)	31,879
Materials	—	11,529	—	(a)	11,529
Real Estate	—	5,175	—		5,175
Telecommunication Services	—	24,167	—		24,167
Utilities	—	18,044	—		18,044

Total Corporate Bonds	—	358,379	48		358,427

Foreign Government Securities	—	748	—		748
Mortgage-Backed Securities	—	167,396	—		167,396
U.S. Government Agency Securities	—	11,072	—		11,072
U.S. Treasury Obligations	—	28,489	—		28,489
Closed End Funds	1,651	—	—		1,651
Loan Assignments
Consumer Discretionary	—	722	—		722
Consumer Staples	—	417	—		417
Energy	—	1,010	—		1,010
Health Care	—	48	—		48
Industrials	—	113	—		113
Information Technology	—	184	—		184
Materials	—	238	—		238

Total Loan Assignments	—	2,732	—		2,732

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Options Purchased
Foreign Exchange Currency Options	$—	$20	$—	$20
Put Options Purchased	10	—	—	10

Total Options Purchased	10	20	—	30

Short-Term Investments
Certificates of Deposit	—	36,016	—	36,016
Commercial Paper	—	76,929	—	76,929
Investment Company	73,461	—	—	73,461
Repurchase Agreements	—	5,600	—	5,600
U.S. Treasury Obligations	—	790	—	790

Total Short-Term Investments	73,461	119,335	—	192,796

Total Investments in Securities	$75,610	$697,512	$9,900	$783,022

Liabilities
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$51	$—	$51
Futures Contracts	77	—	—	77
Swaps	—	1,062	—	1,062

Total Appreciation in Other Financial Instruments	$77	$1,113	$—	$1,190

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(109)	$—	$(109)
Futures Contracts	(64)	—	—	(64)
Options Written
Foreign Exchange Currency Options Written	—	(34)	—	(34)
Call Options Written	(18)	—	—	(18)
Put Options Written	(3)	—	—	(3)
Swaps	—	(3,281)	—	(3,281)

Total Depreciation in Other Financial Instruments	$(85)	$(3,424)	$—	$(3,509)

(a)	Value is zero.
(b)	Amounts rounds to less than 500.

There were no significant transfers between levels 1 and 2 during the period ended May 31, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2017		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2017
Investments in Securities:
Asset-Backed Securities	$7,204		$226	$(95)	$17	$180	$(1,629)	$675	$(8)	$6,570
Collateralized Mortgage Obligations	312		3	4	— (a)	824	(11)	—	(256)	876
Commercial Mortgage-Backed Securities	1,673		—	34	1	65	—	—	—	1,773
Common Stocks — Energy	—		—	(4)	—	291	—	—	—	287
Common Stocks — Materials	340		—	6	—	—	—	—	—	346
Corporate Bonds — Energy	—		—	—	—	—	—	—	—	—	(b)
Corporate Bonds — Financials	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Industrials	—		—	(4)	1	—	—	51	—	48
Corporate Bonds — Information Technology	—		—	—	—	—	—	—	—	—	(b)
Corporate Bonds — Materials	1,339		61	(3)	(22)	—	(1,375)	—	—	—	(b)

	$10,868		$290	$(62)	$(3)	$1,360	$(3,015)	$726	$(264)	$9,900

(¹)	Purchases include all purchases of securities and securities received in corporate actions.
(²)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.
(b)	Value is zero.

There were no significant transfers between level 2 and level 3 during the period ended May 31, 2017.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2017, which were valued using significant unobservable inputs (level 3), amounted to approximately $17,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$346		Market Comparable Companies	EBITDA Multiple (a)	6.52x (6.52x)

Common Stock	346

	0	(c)	Market Comparable Companies	Discount for lack of marketability (b)	100.00% (100.00%)

Corporate Bond	0

	6,570		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (4.71%)
				Constant Default Rate	2.92% - 8.88% (5.46%)
				Yield (Discount Rate of Cash Flows)	2.69 - 6.66% (4.05%)

Asset-Backed Securities	6,570

	829		Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
				Yield (Discount Rate of Cash Flows)	2.80% - 3.32% (3.17%)

Collateralized Mortgage Obligations	829

	1,169		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.76% - 6.42% (5.25%)

Commercial Mortgage-Backed Securities	1,169

Total	$8,914

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At May 31, 2017, the value of these securities was approximately $986,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior in the issuing entity capital structure result in this security being valued at zero.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Fund used treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment stategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund used total return swaps to gain long and/or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 25, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
July 25, 2017